UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
91.9%	Common Stock	136,900,520	157,991,222
7.8%	Other Investment Companies	13,378,073	13,372,160
0.0%	Rights	4,636	5,222
99.7%	Total Investments	150,283,229	171,368,604
0.3%	Other Assets and Liabilities, Net		509,029
100.0%	Net Assets		171,877,633

Security	Number of Shares	Value ($)
Common Stock 91.9% of net assets

Automobiles & Components 0.7%
Dana, Inc.	22,906	461,327
Visteon Corp. *	9,134	818,132
		1,279,459

Banks 10.5%
Bank of the Ozarks, Inc.	15,261	837,371
Banner Corp.	15,548	872,554
First Busey Corp.	29,228	854,919
First Midwest Bancorp, Inc.	67,579	1,640,818
Flushing Financial Corp.	31,065	844,968
Great Western Bancorp, Inc.	30,427	1,300,754
Hancock Holding Co.	32,015	1,467,888
Huntington Bancshares, Inc.	52,180	705,995
International Bancshares Corp.	39,808	1,476,877
KeyCorp	52,022	934,835
MB Financial, Inc.	29,895	1,331,224
MGIC Investment Corp. *	103,607	1,103,415
Northwest Bancshares, Inc.	82,959	1,416,110
SVB Financial Group *	5,779	995,317
Texas Capital Bancshares, Inc. *	3,001	247,583
Webster Financial Corp.	36,670	1,925,909
		17,956,537

Capital Goods 11.3%
Actuant Corp	16,856	440,784
Albany International Corp., Class A	38,362	1,820,277
Babcock & Wilcox Enterprises, Inc. *	35,703	594,098
Beacon Roofing Supply, Inc. *	8,599	376,378
CIRCOR International, Inc.	19,620	1,221,933
CLARCOR, Inc.	2,729	225,988
Cubic Corp.	28,394	1,350,135
EnPro Industries, Inc.	8,444	573,432
ESCO Technologies, Inc.	26,704	1,554,173
GATX Corp.	17,701	1,023,472
HD Supply Holdings, Inc. *	6,996	295,931
Hubbell, Inc.	4,176	509,806
Lindsay Corp.	6,665	502,141
Luxfer Holdings plc ADR	44,751	488,681
Mueller Industries, Inc.	50,792	2,044,886
Primoris Services Corp.	34,785	863,364
Security	Number of Shares	Value ($)
Regal Beloit Corp.	6,111	443,659
Simpson Manufacturing Co., Inc.	10,442	454,436
Snap-on, Inc.	3,511	637,352
Teledyne Technologies, Inc. *	4,060	498,852
The Toro Co.	5,585	329,124
Thermon Group Holdings, Inc. *	45,422	942,961
TriMas Corp. *	60,812	1,295,295
Watts Water Technologies, Inc., Class A	7,193	474,738
Woodward, Inc.	6,959	484,625
		19,446,521

Commercial & Professional Supplies 6.5%
ACCO Brands Corp. *	81,572	1,040,043
CEB, Inc.	1,255	95,945
Essendant, Inc.	45,284	945,983
FTI Consulting, Inc. *	39,959	1,683,872
Healthcare Services Group, Inc.	14,541	578,005
Huron Consulting Group, Inc. *	13,776	624,053
Korn/Ferry International	8,575	249,104
Matthews International Corp., Class A	16,616	1,120,749
Mistras Group, Inc. *	30,600	706,248
SP Plus Corp. *	46,030	1,275,031
Steelcase, Inc., Class A	64,858	1,089,614
The Advisory Board Co. *	11,050	502,775
TrueBlue, Inc. *	40,995	1,014,626
US Ecology, Inc.	5,432	278,390
		11,204,438

Consumer Durables & Apparel 1.4%
CalAtlantic Group, Inc.	11,295	393,857
G-III Apparel Group Ltd. *	33,985	892,446
Helen of Troy Ltd. *	4,640	432,912
Nautilus, Inc. *	17,634	305,950
Universal Electronics, Inc. *	6,820	405,790
		2,430,955

Consumer Services 2.1%
Boyd Gaming Corp. *	28,377	576,621
Bright Horizons Family Solutions, Inc. *	8,750	620,025
ClubCorp Holdings, Inc.	18,286	301,719
Extended Stay America, Inc.	25,859	419,174
Jack in the Box, Inc.	3,590	387,433
Planet Fitness, Inc., Class A	20,711	435,759
Sonic Corp.	10,528	262,147
The Cheesecake Factory, Inc.	11,080	667,681
		3,670,559

Diversified Financials 4.1%
E*TRADE Financial Corp. *	19,978	748,176
Evercore Partners, Inc., Class A	5,208	403,360
FNFV Group *	23,224	301,912
Green Dot Corp., Class A *	14,158	379,434
Janus Capital Group, Inc.	30,192	377,400

1

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ladder Capital Corp.	1	13
Leucadia National Corp.	59,814	1,426,564
Raymond James Financial, Inc.	10,089	755,969
SLM Corp. *	152,666	1,813,672
Solar Capital Ltd.	25,240	535,593
Virtu Financial, Inc., Class A	16,991	298,192
		7,040,285

Energy 2.6%
Arch Coal, Inc., Class A *	7,386	531,718
Carrizo Oil & Gas, Inc. *	10,611	375,205
Dorian LPG Ltd. *	39,840	450,590
Dril-Quip, Inc. *	3,225	200,595
Era Group, Inc. *	26,416	413,675
Resolute Energy Corp. *	7,250	333,427
Scorpio Tankers, Inc.	156,337	598,771
SEACOR Holdings, Inc. *	14,294	1,051,610
Tesco Corp. *	29,180	250,948
Unit Corp. *	8,908	231,608
		4,438,147

Food & Staples Retailing 0.5%
Smart & Final Stores, Inc. *	63,900	916,965

Food, Beverage & Tobacco 0.4%
Blue Buffalo Pet Products, Inc. *	16,343	396,318
Vector Group Ltd.	12,047	265,757
		662,075

Health Care Equipment & Services 6.4%
Air Methods Corp. *	14,899	531,894
Allscripts Healthcare Solutions, Inc. *	83,155	973,745
Amedisys, Inc. *	10,352	474,329
Brookdale Senior Living, Inc. *	20,053	300,193
CorVel Corp. *	13,786	528,693
Cynosure, Inc., Class A *	11,239	600,163
DexCom, Inc. *	8,141	644,360
Envision Healthcare Corp. *	10,480	712,640
Haemonetics Corp. *	25,988	1,035,882
HealthEquity, Inc. *	3,817	176,536
HealthSouth Corp.	14,508	563,201
Hill-Rom Holdings, Inc.	7,120	419,154
ICU Medical, Inc. *	5,817	797,511
Masimo Corp. *	6,343	466,718
Merit Medical Systems, Inc. *	20,041	509,041
Natus Medical, Inc. *	22,398	874,642
Neogen Corp *	3,937	260,000
NuVasive, Inc. *	7,759	549,105
Omnicell, Inc. *	3,636	130,532
Owens & Minor, Inc.	5,641	202,399
Select Medical Holdings Corp. *	24,434	304,203
		11,054,941

Household & Personal Products 0.2%
Avon Products, Inc. *	52,051	305,539

Insurance 0.9%
Assurant, Inc.	4,581	444,953
Kemper Corp.	17,580	759,456
Primerica, Inc.	2,601	196,245
State National Cos., Inc.	13,321	183,297
		1,583,951

Security	Number of Shares	Value ($)
Materials 6.8%
Boise Cascade Co. *	20,297	503,366
Commercial Metals Co.	19,500	398,385
Deltic Timber Corp.	14,253	1,082,800
Ferroglobe Representation & Warranty Insurance *(b)(c)	1,153	—
Greif, Inc., Class A	31,246	1,799,145
H.B. Fuller Co.	8,695	429,272
Hecla Mining Co.	38,899	250,510
KapStone Paper & Packaging Corp.	15,500	371,690
Methanex Corp.	34,189	1,711,159
Minerals Technologies, Inc.	6,438	516,006
Multi Packaging Solutions International Ltd. *	34,680	617,998
Packaging Corp. of America	1,800	165,924
PolyOne Corp.	9,913	338,132
Sensient Technologies Corp.	17,906	1,374,285
The Mosaic Co.	36,888	1,157,177
US Concrete, Inc. *	5,425	355,337
Valvoline, Inc.	10,652	246,594
Worthington Industries, Inc.	6,923	330,850
		11,648,630

Media 2.0%
AMC Entertainment Holdings, Inc., Class A	9,050	305,438
IMAX Corp. *	17,150	559,090
Nexstar Media Group, Inc.	20,771	1,358,423
Sinclair Broadcast Group, Inc., Class A	36,272	1,224,180
		3,447,131

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Aerie Pharmaceuticals, Inc. *	5,123	224,900
Amicus Therapeutics, Inc. *	30,533	167,931
Catalent, Inc. *	3,355	89,780
Charles River Laboratories International, Inc. *	15,610	1,261,288
Depomed, Inc. *	4,851	87,755
Epizyme, Inc. *	16,203	170,131
Exelixis, Inc. *	13,301	241,014
GW Pharmaceuticals plc ADR *	5,020	577,200
Halozyme Therapeutics, Inc. *	19,618	226,588
Horizon Pharma plc *	13,897	227,494
Impax Laboratories, Inc. *	14,970	196,855
Jazz Pharmaceuticals plc *	1,932	235,549
Lexicon Pharmaceuticals, Inc. *	12,752	182,736
Ligand Pharmaceuticals, Inc. *	2,582	273,718
Luminex Corp. *	9,573	193,566
MacroGenics, Inc. *	6,297	116,306
Myovant Sciences Ltd. *	4,841	53,929
Pacira Pharmaceuticals, Inc. *	6,242	240,005
Phibro Animal Health Corp., Class A	17,573	469,199
Portola Pharmaceuticals, Inc. *	7,711	210,125
Prestige Brands Holdings, Inc. *	8,876	468,298
Prothena Corp. plc *	4,817	235,840
Radius Health, Inc. *	5,136	223,519
Sage Therapeutics, Inc. *	20,080	963,438
TherapeuticsMD, Inc. *	222,085	1,290,314
Ultragenyx Pharmaceutical, Inc. *	2,426	181,974
		8,809,452

Real Estate 3.1%
Corporate Office Properties Trust	22,377	712,036
DiamondRock Hospitality Co.	54,096	609,662
EastGroup Properties, Inc.	7,066	500,061
Education Realty Trust, Inc.	18,647	749,796
Pebblebrook Hotel Trust	7,488	223,966
QTS Realty Trust, Inc., Class A	12,114	610,424

2

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ramco-Gershenson Properties Trust	33,620	546,661
Summit Hotel Properties, Inc.	51,344	812,776
Terreno Realty Corp.	10,759	292,537
Urban Edge Properties	10,417	291,364
		5,349,283

Retailing 4.5%
American Eagle Outfitters, Inc.	40,175	607,044
At Home Group, Inc. *	17,122	260,939
Big Lots, Inc.	10,886	544,300
Camping World Holdings, Inc., Class A	7,987	251,431
DSW, Inc., Class A	21,939	464,229
Fred's, Inc., Class A	58,516	852,578
Lithia Motors, Inc., Class A	11,099	1,144,529
LKQ Corp. *	5,588	178,313
Monro Muffler Brake, Inc.	8,857	530,534
Office Depot, Inc.	206,298	918,026
Pool Corp.	3,480	367,349
Stage Stores, Inc.	44,400	124,320
Staples, Inc.	15,780	145,176
The Cato Corp., Class A	23,360	593,111
The Children's Place, Inc.	3,760	364,720
Williams-Sonoma, Inc.	6,366	306,905
		7,653,504

Semiconductors & Semiconductor Equipment 3.2%
Cavium, Inc. *	3,314	219,420
Cypress Semiconductor Corp.	37,066	437,379
Integrated Device Technology, Inc. *	26,803	675,168
Marvell Technology Group Ltd.	14,631	217,563
Maxim Integrated Products, Inc.	2,540	112,979
Microsemi Corp. *	16,016	851,250
MKS Instruments, Inc.	2,677	176,414
Monolithic Power Systems, Inc.	4,446	387,869
Power Integrations, Inc.	5,703	404,913
Synaptics, Inc. *	8,656	488,025
Teradyne, Inc.	34,816	988,078
United Microelectronics Corp. ADR	298,832	540,886
		5,499,944

Software & Services 7.7%
Aspen Technology, Inc. *	5,983	317,757
Broadridge Financial Solutions, Inc.	4,842	322,138
BroadSoft, Inc. *	13,678	574,476
Cardtronics plc, Class A *	9,715	530,245
CommVault Systems, Inc. *	16,045	787,810
Criteo S.A. ADR *	16,989	765,694
Ellie Mae, Inc. *	4,963	410,639
Envestnet, Inc. *	5,214	197,089
EPAM Systems, Inc. *	10,734	690,840
Euronet Worldwide, Inc. *	5,540	396,221
Fair Isaac Corp.	5,901	727,593
Forrester Research, Inc.	27,187	1,109,230
Guidewire Software, Inc. *	7,780	407,128
j2 Global, Inc.	5,851	490,372
Manhattan Associates, Inc. *	6,766	346,825
Match Group, Inc. *	12,063	209,534
Paycom Software, Inc. *	3,903	180,475
Proofpoint, Inc. *	5,782	463,485
PROS Holdings, Inc. *	10,584	236,870
Qualys, Inc. *	5,089	182,695
Rapid7, Inc. *	17,688	220,569
RingCentral, Inc., Class A *	18,897	441,245
SPS Commerce, Inc. *	7,195	496,455
Square, Inc., Class A *	78,809	1,152,188
Synchronoss Technologies, Inc. *	10,706	412,395
Security	Number of Shares	Value ($)
WebMD Health Corp. *	8,833	440,678
WNS Holdings Ltd. ADR *	25,520	725,789
		13,236,435

Technology Hardware & Equipment 7.6%
Belden, Inc.	24,100	1,842,927
CalAmp Corp. *	17,365	260,822
Ciena Corp. *	58,182	1,416,150
Coherent, Inc. *	3,600	567,828
Cray, Inc. *	13,930	238,899
CTS Corp.	29,116	625,994
Diebold Nixdorf, Inc.	31,105	846,056
Electronics For Imaging, Inc. *	9,941	446,749
FLIR Systems, Inc.	29,601	1,045,803
Infinera Corp. *	77,482	698,113
Keysight Technologies, Inc. *	5,439	201,624
Littelfuse, Inc.	3,270	515,712
Lumentum Holdings, Inc. *	7,068	268,231
Methode Electronics, Inc.	17,889	752,232
National Instruments Corp.	12,223	384,047
NetScout Systems, Inc. *	9,965	331,834
ScanSource, Inc. *	14,684	580,752
Universal Display Corp. *	11,651	768,966
Viavi Solutions, Inc. *	122,130	1,093,063
Zebra Technologies Corp., Class A *	2,059	172,277
		13,058,079

Telecommunication Services 0.3%
Cogent Communications Holdings, Inc.	10,324	431,543

Transportation 2.3%
Allegiant Travel Co.	3,091	531,652
Avis Budget Group, Inc. *	25,244	939,581
Forward Air Corp.	12,789	616,302
Knight Transportation, Inc.	31,472	1,051,165
Werner Enterprises, Inc.	27,838	782,248
		3,920,948

Utilities 1.7%
American Water Works Co., Inc.	3,785	277,971
Calpine Corp. *	61,319	723,564
New Jersey Resources Corp.	13,483	508,309
Spire, Inc.	10,314	670,410
WGL Holdings, Inc.	9,344	765,647
		2,945,901
Total Common Stock
(Cost $136,900,520)		157,991,222

Other Investment Companies 7.8% of net assets

Equity Funds 4.9%
iShares Micro-Cap ETF	76,600	6,445,890
iShares Russell 2000 ETF	2,846	384,864
iShares Russell 2000 Growth ETF	9,897	1,546,307
		8,377,061

Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (a)	4,995,099	4,995,099
Total Other Investment Companies
(Cost $13,378,073)		13,372,160

3

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(c)	1,269	1,409
Tobira Therapeutics, Inc. *(b)(c)	77	1,058
		2,467

Telecommunication Services 0.0%
Leap Wireless CVR *(b)(c)	861	2,755
Total Rights
(Cost $4,636)		5,222

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $150,814,434 and the unrealized appreciation and depreciation were $24,589,950 and ($4,035,780) respectively, with a net appreciation of $20,554,170.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $5,222 or 0.0% of net assets.

ADR –	American Depositary Receipt
CVR –	Contingent Value Rights
ETF –	Exchange-traded fund
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/17/17	10	679,750	(2,908)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$146,342,592	$—	$—	$146,342,592
Materials	11,648,630	—	— *	11,648,630
Other Investment Companies[1]	13,372,160	—	—	13,372,160
Rights [1]	—	—	5,222	5,222
Total	$171,363,382	$—	$5,222	$171,368,604
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($2,908)	$—	$—	($2,908)
*	Level 3 amount shown includes securities determined to have no value at January 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
4

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
96.5%	Common Stock	1,287,026,272	1,454,967,736
0.8%	Preferred Stock	11,055,497	12,513,195
2.3%	Other Investment Companies	34,886,354	34,886,704
0.0%	Rights	452	428
0.0%	Short-Term Investment	29,981	29,985
99.6%	Total Investments	1,332,998,556	1,502,398,048
0.4%	Other Assets and Liabilities, Net		6,050,337
100.0%	Net Assets		1,508,448,385

Security	Number of Shares	Value ($)
Common Stock 96.5% of net assets

Australia 5.4%
Banks 0.1%
Australia & New Zealand Banking Group Ltd.	11,695	259,844
Bank of Queensland Ltd.	1,440	13,083
Bendigo & Adelaide Bank Ltd.	1,767	16,828
Commonwealth Bank of Australia	6,858	424,922
National Australia Bank Ltd.	10,613	244,058
Westpac Banking Corp.	13,374	321,959
		1,280,694
Capital Goods 0.0%
CIMIC Group Ltd.	474	12,338
Commercial & Professional Supplies 0.2%
Brambles Ltd.	6,334	50,058
Downer EDI Ltd.	117,319	552,219
SEEK Ltd.	1,289	14,128
Spotless Group Holdings Ltd.	2,723,153	1,943,240
		2,559,645
Consumer Services 0.6%
Aristocrat Leisure Ltd.	2,157	25,014
Crown Resorts Ltd.	1,727	14,940
Domino's Pizza Enterprises Ltd.	61,985	2,796,374
Flight Centre Travel Group Ltd.	276	6,275
InvoCare Ltd. (e)	636,526	6,414,845
Tabcorp Holdings Ltd.	3,225	11,592
Tatts Group Ltd.	5,747	18,920
		9,287,960
Diversified Financials 0.9%
AMP Ltd.	2,059,638	7,817,499
ASX Ltd.	772	29,219
Challenger Ltd.	2,242	18,760
Macquarie Group Ltd.	85,448	5,487,082
		13,352,560
Security	Number of Shares	Value ($)
Energy 0.0%
Caltex Australia Ltd.	1,038	22,527
Origin Energy Ltd.	6,996	37,514
Santos Ltd.	7,280	22,148
Woodside Petroleum Ltd.	3,030	72,649
		154,838
Food & Staples Retailing 0.0%
Wesfarmers Ltd.	4,504	137,594
Woolworths Ltd.	5,112	95,402
		232,996
Food, Beverage & Tobacco 0.5%
Coca-Cola Amatil Ltd.	2,276	16,832
Costa Group Holdings Ltd.	1,831,904	4,559,906
Inghams Group Ltd. *	994,234	2,382,726
Treasury Wine Estates Ltd.	2,941	25,946
		6,985,410
Health Care Equipment & Services 0.0%
Cochlear Ltd.	228	21,659
Healthscope Ltd.	6,723	11,165
Ramsay Health Care Ltd.	564	28,586
Sonic Healthcare Ltd.	1,573	24,808
		86,218
Insurance 0.0%
Insurance Australia Group Ltd.	9,706	42,477
Medibank Pvt Ltd.	10,964	22,469
QBE Insurance Group Ltd.	5,476	51,952
Suncorp Group Ltd.	5,138	50,799
		167,697
Materials 2.0%
Alumina Ltd.	9,544	14,063
Amcor Ltd.	4,624	50,189
BHP Billiton Ltd.	12,852	260,744
BlueScope Steel Ltd.	665,740	5,660,981
Boral Ltd.	4,665	20,616
Fortescue Metals Group Ltd.	6,208	31,414
Incitec Pivot Ltd.	6,620	19,348
James Hardie Industries plc CDI	1,776	27,894
Newcrest Mining Ltd.	3,061	50,198
Northern Star Resources Ltd.	622,840	1,811,946
Orica Ltd.	506,100	7,204,344
Pact Group Holdings Ltd.	1,633,553	8,098,555
Rio Tinto Ltd.	142,398	7,223,768
South32 Ltd.	21,254	44,484
		30,518,544
Media 0.0%
REA Group Ltd.	247	9,861
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	1,826	155,667
Real Estate 0.9%
Charter Hall Retail REIT	2,049,976	6,575,008
Dexus Property Group	3,857	26,275
Goodman Group	7,138	37,484
LendLease Group	2,203	23,557
Mirvac Group	14,751	22,722

1

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Scentre Group	21,277	70,999
Shopping Centres Australasia Property Group	3,711,124	6,107,331
Stockland	9,590	31,646
The GPT Group	7,163	25,437
Vicinity Centres	225,776	489,900
Westfield Corp.	7,884	52,558
		13,462,917
Retailing 0.2%
Bapcor Ltd.	685,450	2,851,436
Harvey Norman Holdings Ltd.	2,689	10,199
JB Hi-Fi Ltd.	32,253	676,524
		3,538,159
Software & Services 0.0%
Computershare Ltd.	1,846	18,054
Telecommunication Services 0.0%
Telstra Corp., Ltd.	17,097	64,867
TPG Telecom Ltd.	1,746	8,577
Vocus Group Ltd.	2,601	7,977
		81,421
Transportation 0.0%
Aurizon Holdings Ltd.	8,180	31,077
Qantas Airways Ltd.	2,388	6,173
Sydney Airport	4,385	19,459
Transurban Group	8,162	63,158
		119,867
Utilities 0.0%
AGL Energy Ltd.	2,694	46,196
APA Group	4,441	28,369
AusNet Services	8,703	10,439
DUET Group	9,560	20,317
		105,321
		82,130,167

Austria 0.2%
Banks 0.0%
Erste Group Bank AG *	1,187	36,181
Raiffeisen Bank International AG *	445	9,911
		46,092
Capital Goods 0.0%
ANDRITZ AG	289	15,620
Energy 0.0%
OMV AG	586	20,509
Materials 0.2%
Lenzing AG	18,029	2,575,836
voestalpine AG	452	19,166
		2,595,002
		2,677,223

Belgium 0.6%
Banks 0.3%
KBC Group N.V.	64,197	4,169,407
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	322	27,442
Food & Staples Retailing 0.1%
Colruyt S.A.	14,186	694,279
Food, Beverage & Tobacco 0.0%
Anheuser-Busch InBev S.A./N.V.	3,049	318,371
Insurance 0.0%
Ageas	777	33,269
Security	Number of Shares	Value ($)
Materials 0.0%
Bekaert N.V.	11,862	514,789
Solvay S.A.	296	34,706
Umicore S.A.	379	21,230
		570,725
Media 0.0%
Telenet Group Holding N.V. *	209	11,215
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Galapagos N.V. *	53,270	3,471,437
UCB S.A.	504	34,811
		3,506,248
Telecommunication Services 0.0%
Proximus	605	17,375
		9,348,331

Brazil 0.7%
Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	462,800	1,902,266
Consumer Services 0.1%
CVC Brasil Operadora e Agencia de Viagens S.A.	310,400	2,561,391
Insurance 0.1%
BB Seguridade Participacoes S.A.	100,300	888,099
Real Estate 0.2%
Iguatemi Empresa de Shopping Centers S.A.	280,600	2,654,880
Transportation 0.2%
EcoRodovias Infraestrutura e Logistica S.A.	1,014,400	2,745,639
Utilities 0.0%
Engie Brasil Energia S.A.	40,900	464,660
		11,216,935

Canada 6.0%
Banks 0.4%
The Toronto-Dominion Bank	118,103	6,118,212
Capital Goods 1.4%
CAE, Inc.	783,646	11,129,128
Finning International, Inc.	24,132	488,482
New Flyer Industries, Inc.	86,290	2,765,259
WSP Global, Inc.	186,759	6,570,472
		20,953,341
Commercial & Professional Supplies 0.2%
Ritchie Bros. Auctioneers, Inc.	101,312	3,284,027
Energy 1.4%
Canadian Energy Services & Technology Corp.	728,740	4,317,837
Canadian Natural Resources Ltd.	113,527	3,432,201
Enerflex Ltd.	268,100	3,776,579
Parex Resources, Inc. *	365,100	4,247,926
Raging River Exploration, Inc. *	45,500	330,782
Suncor Energy, Inc.	82,821	2,568,804
Trican Well Service Ltd. *	459,610	1,727,180
		20,401,309
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	25,073	1,148,589
Food, Beverage & Tobacco 0.2%
Premium Brands Holdings Corp.	64,140	3,437,066
Insurance 0.1%
Intact Financial Corp.	15,047	1,098,648

2

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.3%
Alamos Gold, Inc., Class A	104,470	783,575
Hudbay Minerals, Inc.	540,730	4,234,420
		5,017,995
Real Estate 0.5%
FirstService Corp.	70,900	3,538,870
Northview Apartment Real Estate Investment Trust	223,597	3,565,524
		7,104,394
Retailing 0.1%
Dollarama, Inc.	15,773	1,194,566
Software & Services 0.7%
CGI Group, Inc., Class A *	44,654	2,147,167
Constellation Software, Inc.	2,772	1,252,017
Shopify, Inc., Class A *	74,860	3,804,385
The Descartes Systems Group, Inc. *	182,300	3,980,129
		11,183,698
Transportation 0.2%
Canadian National Railway Co.	41,900	2,912,151
Utilities 0.4%
Innergex Renewable Energy, Inc.	315,019	3,338,415
TransAlta Renewables, Inc.	256,170	2,913,595
		6,252,010
		90,106,006

China 2.7%
Automobiles & Components 0.6%
Minth Group Ltd.	612,000	1,979,211
Nexteer Automotive Group Ltd.	5,900,175	7,328,826
		9,308,037
Banks 0.2%
Industrial & Commercial Bank of China Ltd., Class H	5,677,000	3,470,830
Capital Goods 0.1%
Lonking Holdings Ltd.	7,506,000	1,966,547
Consumer Durables & Apparel 0.1%
Q Technology Group Co., Ltd. *	2,870,000	1,928,594
Health Care Equipment & Services 0.2%
Microport Scientific Corp. *(e)	3,556,000	2,632,205
Insurance 0.3%
PICC Property & Casualty Co., Ltd., Class H	272,000	411,168
Ping An Insurance Group Co. of China Ltd., Class H	661,500	3,393,347
		3,804,515
Materials 0.1%
Anhui Conch Cement Co., Ltd., Class H	342,000	1,100,544
Real Estate 0.2%
China Overseas Land & Investment Ltd.	726,000	2,131,864
Semiconductors & Semiconductor Equipment 0.0%
Xinyi Solar Holdings Ltd. *	1,130,000	390,683
Software & Services 0.8%
Baidu, Inc. ADR *	45,990	8,051,470
Bitauto Holdings Ltd. ADR *	104,260	2,033,070
Kingdee International Software Group Co., Ltd. *	2,576,000	980,679
		11,065,219
Technology Hardware & Equipment 0.1%
Tongda Group Holdings Ltd.	7,130,000	1,992,369
Security	Number of Shares	Value ($)
Utilities 0.0%
ENN Energy Holdings Ltd.	60,000	295,797
		40,087,204

Denmark 0.6%
Banks 0.0%
Danske Bank A/S	2,741	91,425
Capital Goods 0.0%
Vestas Wind Systems A/S	885	62,064
Commercial & Professional Supplies 0.0%
ISS A/S	665	23,680
Consumer Durables & Apparel 0.1%
Pandora A/S	15,828	2,074,241
Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	427	38,630
Health Care Equipment & Services 0.0%
Coloplast A/S, Class B	474	33,988
William Demant Holding A/S *	575	10,767
		44,755
Insurance 0.0%
Tryg A/S	544	10,408
Materials 0.3%
Chr. Hansen Holding A/S	71,021	4,335,401
Novozymes A/S, B Shares	920	35,862
		4,371,263
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genmab A/S *	3,049	590,470
Novo Nordisk A/S, Class B	7,650	276,469
		866,939
Telecommunication Services 0.0%
TDC A/S *	3,179	16,750
Transportation 0.1%
AP Moeller - Maersk A/S, Series A	15	24,016
AP Moeller - Maersk A/S, Series B	26	43,579
DSV A/S	29,558	1,437,392
		1,504,987
Utilities 0.0%
DONG Energy A/S *	334	12,665
		9,117,807

Finland 0.8%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	452	16,956
Capital Goods 0.5%
Cramo Oyj	82,480	2,052,306
Kone Oyj, Class B	60,453	2,733,135
Konecranes Oyj	53,267	2,093,369
Metso Oyj	439	13,496
Wartsila Oyj Abp	590	29,629
		6,921,935
Energy 0.0%
Neste Oyj	509	17,710
Insurance 0.0%
Sampo Oyj, A Shares	1,787	82,753
Materials 0.3%
Huhtamaki Oyj	13,275	487,377
Outokumpu Oyj *	500,340	4,477,105
Stora Enso Oyj, R Shares	2,194	24,898
UPM-Kymmene Oyj	2,132	48,354
		5,037,734

3

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	403	18,759
Technology Hardware & Equipment 0.0%
Nokia Oyj	23,335	104,778
Telecommunication Services 0.0%
Elisa Oyj	565	19,039
Utilities 0.0%
Fortum Oyj	1,770	28,240
		12,247,904

France 10.4%
Automobiles & Components 0.8%
Compagnie Generale des Etablissements Michelin	24,425	2,624,036
Peugeot S.A. *	1,935	36,011
Plastic Omnium S.A.	25,589	868,146
Renault S.A.	769	69,244
Valeo S.A.	146,223	8,937,093
		12,534,530
Banks 1.3%
BNP Paribas S.A.	302,308	19,339,189
Credit Agricole S.A.	4,459	59,178
Natixis S.A.	3,680	21,806
Societe Generale S.A.	3,062	149,694
		19,569,867
Capital Goods 1.9%
Airbus SE	2,311	156,651
Alstom S.A. *	610	17,308
Bouygues S.A.	827	30,050
Compagnie de Saint-Gobain	1,996	98,075
Dassault Aviation S.A.	11	12,678
Eiffage S.A.	234	16,822
Legrand S.A.	1,067	61,973
LISI (e)	126,379	4,571,639
Nexans S.A. *	73,410	4,259,886
Rexel S.A.	1,203	20,982
Safran S.A.	99,050	6,714,273
Schneider Electric SE	75,422	5,396,748
Thales S.A.	43,097	4,043,129
Vinci S.A.	42,842	3,003,075
Zodiac Aerospace	809	24,589
		28,427,878
Commercial & Professional Supplies 1.0%
Bureau Veritas S.A.	345,056	6,757,417
Edenred	836	18,227
Societe BIC S.A.	114	14,906
Teleperformance	68,920	7,377,834
		14,168,384
Consumer Durables & Apparel 1.1%
Christian Dior SE	9,755	2,094,061
Hermes International	2,997	1,302,458
Kering	23,392	5,568,255
LVMH Moet Hennessy Louis Vuitton SE	32,667	6,583,155
SEB S.A.	3,607	453,602
		16,001,531
Consumer Services 0.1%
Accor S.A.	681	27,598
Sodexo S.A.	15,217	1,682,730
		1,710,328
Diversified Financials 0.0%
Eurazeo S.A.	152	9,362
Wendel S.A.	112	13,255
		22,617
Security	Number of Shares	Value ($)
Energy 0.4%
TOTAL S.A.	114,126	5,774,224
Food & Staples Retailing 0.0%
Carrefour S.A.	2,266	55,434
Casino Guichard Perrachon S.A.	222	11,970
		67,404
Food, Beverage & Tobacco 0.9%
Danone S.A.	124,260	7,789,699
Pernod-Ricard S.A.	47,549	5,561,990
Remy Cointreau S.A.	112	10,182
		13,361,871
Health Care Equipment & Services 0.4%
BioMerieux	3,714	587,553
Essilor International S.A.	828	97,138
Korian S.A.	179,241	5,138,961
		5,823,652
Household & Personal Products 0.0%
L'Oreal S.A.	1,007	183,090
Insurance 0.4%
AXA S.A.	249,626	6,135,120
CNP Assurances	680	12,779
SCOR SE	649	21,965
		6,169,864
Materials 0.2%
Air Liquide S.A.	1,555	167,883
Arkema S.A.	21,936	2,166,439
Imerys S.A.	170	13,652
		2,347,974
Media 0.0%
Eutelsat Communications S.A.	822	14,021
JC Decaux S.A.	359	11,492
Lagardere S.C.A.	457	11,466
Publicis Groupe S.A.	766	52,623
SES S.A.	1,452	28,234
Technicolor S.A. - Reg'd	61,783	264,900
Vivendi S.A.	4,114	75,435
		458,171
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Boiron S.A. (e)	41,546	3,843,155
Eurofins Scientific SE	11,817	5,305,377
Ipsen S.A.	8,131	630,046
Sanofi	11,442	919,667
		10,698,245
Real Estate 0.0%
Fonciere Des Regions	131	10,919
Gecina S.A.	164	21,148
ICADE	146	10,351
Klepierre	878	33,341
Nexity S.A. *	9,418	462,581
		538,340
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	2,543	33,563
Software & Services 0.2%
Atos SE	24,548	2,611,769
Capgemini S.A.	653	53,166
Dassault Systemes S.A.	513	39,713
Worldline S.A. *	33,290	897,814
		3,602,462
Technology Hardware & Equipment 0.3%
Ingenico Group S.A.	45,341	3,823,437

4

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Iliad S.A.	105	22,454
Orange S.A.	7,979	123,869
SFR Group S.A. *	349	10,141
		156,464
Transportation 0.0%
Aeroports de Paris	118	13,094
Bollore S.A.	3,459	13,834
Groupe Eurotunnel SE - Reg'd	1,859	17,293
		44,221
Utilities 0.7%
Electricite de France S.A.	1,168	11,514
Engie S.A.	6,326	75,738
Rubis S.C.A.	130,124	10,955,552
Suez	1,300	19,692
Veolia Environnement S.A.	1,910	32,534
		11,095,030
		156,613,147

Germany 6.7%
Automobiles & Components 1.9%
Bayerische Motoren Werke AG	59,918	5,471,123
Continental AG	39,929	7,816,643
Daimler AG - Reg'd	174,653	13,135,103
Grammer AG	41,770	2,358,884
Volkswagen AG	129	20,665
		28,802,418
Banks 0.0%
Commerzbank AG	4,202	36,547
Capital Goods 2.2%
Brenntag AG	617	35,895
Duerr AG	108,490	9,411,717
GEA Group AG	729	30,208
HOCHTIEF AG	101	14,398
KION Group AG	9,839	599,627
MAN SE	140	14,514
MTU Aero Engines AG	93,067	11,148,364
Norma Group SE	64,327	2,870,921
OSRAM Licht AG	354	20,550
Rational AG	6,083	2,762,028
Siemens AG - Reg'd	3,062	396,095
Stabilus S.A. *	84,406	5,102,510
		32,406,827
Consumer Durables & Apparel 0.0%
adidas AG	753	118,827
Hugo Boss AG	262	16,833
		135,660
Diversified Financials 0.2%
Aurelius Equity Opportunities SE & Co. KGaA	45,850	2,895,055
Deutsche Bank AG - Reg'd *	5,516	110,160
Deutsche Boerse AG *	772	71,235
		3,076,450
Food & Staples Retailing 0.0%
METRO AG	710	24,297
Health Care Equipment & Services 0.0%
Fresenius Medical Care AG & Co. KGaA	858	70,034
Fresenius SE & Co. KGaA	1,638	129,639
		199,673
Household & Personal Products 0.0%
Beiersdorf AG	403	35,753
Henkel AG & Co. KGaA	415	43,792
		79,545
Security	Number of Shares	Value ($)
Insurance 0.9%
Allianz SE - Reg'd	80,889	13,748,242
Hannover Rueck SE	240	26,436
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	644	121,269
		13,895,947
Materials 0.3%
BASF SE	26,482	2,556,407
Covestro AG	282	21,221
Evonik Industries AG	30,401	986,871
HeidelbergCement AG	595	57,479
K&S AG - Reg'd	751	19,078
LANXESS AG	364	26,489
Linde AG	743	120,830
Symrise AG	492	29,624
ThyssenKrupp AG	1,468	37,189
		3,855,188
Media 0.1%
Axel Springer SE	220	11,596
CTS Eventim AG & Co. KGaA	51,160	1,778,967
ProSiebenSat.1 Media SE	930	39,564
RTL Group S.A. *	187	14,286
		1,844,413
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Bayer AG - Reg'd	3,310	367,672
Merck KGaA	516	56,931
QIAGEN N.V. *	106,162	3,089,333
		3,513,936
Real Estate 0.0%
Deutsche Wohnen AG	1,347	43,936
Vonovia SE	1,862	61,004
		104,940
Retailing 0.5%
Fielmann AG	98,884	6,912,530
Zalando SE *	343	13,565
		6,926,095
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	64,950	1,195,165
Software & Services 0.1%
Bechtle AG	4,582	465,420
SAP SE	3,934	359,765
United Internet AG - Reg'd	489	20,492
Wirecard AG	13,834	671,673
		1,517,350
Telecommunication Services 0.2%
Deutsche Telekom AG - Reg'd	175,888	3,079,270
Telefonica Deutschland Holding AG	3,571	14,938
		3,094,208
Transportation 0.0%
Deutsche Lufthansa AG - Reg'd	1,118	14,935
Deutsche Post AG - Reg'd	3,880	130,232
Fraport AG Frankfurt Airport Services Worldwide	196	11,730
		156,897
Utilities 0.0%
E.ON SE	7,995	61,586
Innogy SE *	552	18,881
RWE AG *	1,950	25,964
		106,431
		100,971,987

5

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hong Kong 1.7%
Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	18,500	73,961
Hang Seng Bank Ltd.	3,800	77,455
The Bank of East Asia Ltd.	5,800	24,705
		176,121
Capital Goods 0.0%
CK Hutchison Holdings Ltd.	13,538	162,255
NWS Holdings Ltd.	7,384	13,269
		175,524
Consumer Durables & Apparel 0.0%
Li & Fung Ltd.	28,000	12,142
Techtronic Industries Co., Ltd.	7,000	24,210
Yue Yuen Industrial Holdings Ltd.	4,000	14,641
		50,993
Consumer Services 0.7%
Galaxy Entertainment Group Ltd.	12,000	56,999
Melco Crown Entertainment Ltd. ADR	351,835	5,924,901
Melco International Development Ltd.	2,565,000	3,869,478
MGM China Holdings Ltd.	5,200	10,101
Sands China Ltd.	12,000	52,800
Shangri-La Asia Ltd.	6,000	6,674
SJM Holdings Ltd.	8,683	6,899
Wynn Macau Ltd.	8,000	14,549
		9,942,401
Diversified Financials 0.0%
First Pacific Co., Ltd.	10,000	7,582
Hong Kong Exchanges & Clearing Ltd.	5,800	140,284
		147,866
Food, Beverage & Tobacco 0.0%
WH Group Ltd.	40,000	30,382
Insurance 0.2%
AIA Group Ltd.	478,000	2,959,466
Real Estate 0.0%
Cheung Kong Property Holdings Ltd.	13,538	88,984
Hang Lung Group Ltd.	4,000	15,340
Hang Lung Properties Ltd.	11,000	27,072
Henderson Land Development Co., Ltd.	5,635	31,105
Hongkong Land Holdings Ltd.	4,700	31,742
Hysan Development Co., Ltd.	3,000	13,672
Kerry Properties Ltd.	3,000	8,489
Link REIT	11,000	75,169
New World Development Co., Ltd.	28,000	32,306
Sino Land Co., Ltd.	16,000	26,438
Sun Hung Kai Properties Ltd.	7,702	105,988
Swire Pacific Ltd., Class A	2,500	25,470
Swire Properties Ltd.	5,600	15,757
The Wharf Holdings Ltd.	6,349	47,607
Wheelock & Co., Ltd.	4,000	24,312
		569,451
Retailing 0.1%
Sa Sa International Holdings Ltd.	4,248,000	1,692,627
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	189,000	2,297,911
Technology Hardware & Equipment 0.3%
China High Precision Automation Group Ltd. *(e)(f)	766,000	—
Sunny Optical Technology Group Co., Ltd.	747,000	4,377,052
		4,377,052
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
HKBN Ltd.	2,804,983	3,414,832
HKT Trust & HKT Ltd.	13,120	18,327
PCCW Ltd.	21,000	12,746
		3,445,905
Transportation 0.0%
Cathay Pacific Airways Ltd.	6,000	8,126
MTR Corp., Ltd.	7,500	38,101
		46,227
Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	3,574	28,741
CLP Holdings Ltd.	8,000	78,085
HK Electric Investments & HK Electric Investments Ltd.	13,000	10,851
Hong Kong & China Gas Co., Ltd.	38,107	71,748
Power Assets Holdings Ltd.	7,000	67,073
		256,498
		26,168,424

Hungary 0.0%
Energy 0.0%
MOL Hungarian Oil & Gas plc	7,916	557,847

India 1.5%
Automobiles & Components 0.1%
Maruti Suzuki India Ltd.	14,188	1,234,655
Motherson Sumi Systems Ltd.	103,645	506,263
		1,740,918
Banks 0.5%
HDFC Bank Ltd.	87,811	1,666,817
Indiabulls Housing Finance Ltd.	300,500	3,329,241
IndusInd Bank Ltd.	51,883	956,167
Yes Bank Ltd.	56,923	1,172,845
		7,125,070
Capital Goods 0.1%
Eicher Motors Ltd.	1,675	569,571
Voltas Ltd.	88,554	427,848
		997,419
Diversified Financials 0.1%
Multi Commodity Exchange of India Ltd.	120,250	2,085,714
Energy 0.1%
Bharat Petroleum Corp., Ltd.	79,822	803,632
Food, Beverage & Tobacco 0.0%
Britannia Industries Ltd.	10,525	486,085
Materials 0.0%
UPL Ltd.	58,540	626,137
Software & Services 0.6%
HCL Technologies Ltd.	73,578	881,163
Infosys Ltd. ADR	295,000	4,062,150
Vakrangee Ltd.	772,980	3,481,800
		8,425,113
		22,290,088

Indonesia 0.8%
Banks 0.7%
PT Bank Central Asia Tbk	1,521,800	1,744,221
PT Bank Mandiri (Persero) Tbk	8,192,300	6,691,310
PT Bank Tabungan Negara (Persero) Tbk	18,711,900	2,670,747
		11,106,278

6

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 0.1%
PT Pembangunan Perumahan (Persero) Tbk	3,494,648	940,159
		12,046,437

Ireland 1.0%
Banks 0.0%
Bank of Ireland *	132,914	35,708
Capital Goods 0.1%
DCC plc	353	28,474
Kingspan Group plc	27,977	814,223
		842,697
Consumer Services 0.0%
Paddy Power Betfair plc	318	33,230
Food, Beverage & Tobacco 0.4%
Glanbia plc	364,565	6,159,024
Kerry Group plc, Class A	632	44,414
		6,203,438
Materials 0.2%
CRH plc	102,652	3,560,553
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ICON plc *	15,719	1,321,339
Shire plc	57,602	3,207,035
		4,528,374
		15,204,000

Israel 0.4%
Banks 0.0%
Bank Hapoalim B.M.	4,179	25,250
Bank Leumi Le-Israel B.M. *	5,667	23,440
Mizrahi Tefahot Bank Ltd.	507	7,809
		56,499
Capital Goods 0.0%
Elbit Systems Ltd.	91	10,028
Materials 0.0%
Frutarom Industries Ltd.	189	9,986
Israel Chemicals Ltd.	2,525	11,605
		21,591
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Taro Pharmaceutical Industries Ltd. *	74	7,732
Teva Pharmaceutical Industries Ltd. ADR	3,651	122,053
		129,785
Real Estate 0.0%
Azrieli Group Ltd.	224	10,225
Software & Services 0.3%
Check Point Software Technologies Ltd. *	35,199	3,476,605
Mobileye N.V. *	699	30,029
Nice Ltd.	236	16,515
		3,523,149
Technology Hardware & Equipment 0.1%
Orbotech Ltd. *	52,260	1,823,351
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	8,089	14,131
		5,588,759

Security	Number of Shares	Value ($)
Italy 3.7%
Automobiles & Components 0.1%
Brembo S.p.A.	8,284	530,774
Ferrari N.V.	490	30,545
Fiat Chrysler Automobiles N.V. *	3,601	39,429
		600,748
Banks 1.1%
FinecoBank Banca Fineco S.p.A.	479,540	2,856,579
Intesa Sanpaolo S.p.A.	6,021,265	14,143,107
Mediobanca S.p.A.	2,208	19,011
UniCredit S.p.A.	2,085	56,912
		17,075,609
Capital Goods 0.1%
Interpump Group S.p.A.	46,185	868,011
Leonardo S.p.A. *	1,611	20,755
Prysmian S.p.A.	776	20,186
		908,952
Consumer Durables & Apparel 0.6%
Luxottica Group S.p.A.	676	36,296
Moncler S.p.A.	91,960	1,767,020
Prada S.p.A.	1,290,500	5,347,009
Salvatore Ferragamo S.p.A.	77,400	2,042,878
		9,193,203
Diversified Financials 0.9%
Azimut Holding S.p.A.	33,336	599,856
Banca Generali S.p.A.	146,541	3,738,058
EXOR N.V.	191,531	8,739,201
		13,077,115
Energy 0.0%
Eni S.p.A.	10,144	155,972
Saipem S.p.A. *	30,731	15,780
Snam S.p.A.	9,777	37,212
Tenaris S.A.	1,883	32,985
		241,949
Food, Beverage & Tobacco 0.4%
Davide Campari-Milano S.p.A.	578,180	5,799,509
Health Care Equipment & Services 0.2%
Amplifon S.p.A.	277,010	2,812,578
Insurance 0.0%
Assicurazioni Generali S.p.A.	4,676	74,615
Poste Italiane S.p.A	2,071	13,033
UnipolSai S.p.A.	5,504	11,479
		99,127
Materials 0.3%
Buzzi Unicem S.p.A.	197,120	4,860,552
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	18,727	531,877
Telecommunication Services 0.0%
Telecom Italia S.p.A. *	40,387	34,729
Transportation 0.0%
Atlantia S.p.A.	1,647	37,535
Utilities 0.0%
Enel S.p.A.	30,496	127,493
Terna - Rete Elettrica Nationale S.p.A.	6,006	26,341
		153,834
		55,427,317

7

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan 15.0%
Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	800	36,595
Bridgestone Corp.	2,600	95,357
Denso Corp.	1,900	82,279
F.C.C. Co., Ltd.	123,500	2,237,220
Fuji Heavy Industries Ltd.	134,700	5,390,168
Honda Motor Co., Ltd.	327,107	9,734,343
Isuzu Motors Ltd.	2,400	32,203
Koito Manufacturing Co., Ltd.	485	25,727
Mazda Motor Corp.	2,300	33,847
Mitsubishi Motors Corp.	2,700	14,626
Musashi Seimitsu Industry Co., Ltd.	134,600	3,705,188
NGK Spark Plug Co., Ltd.	700	15,766
Nifco, Inc.	220,500	11,102,201
Nissan Motor Co., Ltd.	9,700	95,964
NOK Corp.	400	8,129
Stanley Electric Co., Ltd.	600	16,903
Sumitomo Electric Industries Ltd.	3,000	43,652
Sumitomo Rubber Industries Ltd.	800	12,495
Suzuki Motor Corp.	1,400	54,030
The Yokohama Rubber Co., Ltd.	500	8,794
Toyoda Gosei Co., Ltd.	300	7,227
Toyota Industries Corp.	614	29,632
Toyota Motor Corp.	151,777	8,826,266
Yamaha Motor Co., Ltd.	1,100	22,879
		41,631,491
Banks 0.7%
Aozora Bank Ltd.	5,000	18,210
Concordia Financial Group Ltd.	4,600	24,262
Fukuoka Financial Group, Inc.	3,000	13,243
Japan Post Bank Co., Ltd.	1,500	18,221
Kyushu Financial Group, Inc.	1,300	8,957
Mebuki Financial Group, Inc.	3,610	13,863
Mitsubishi UFJ Financial Group, Inc.	781,600	5,004,993
Mizuho Financial Group, Inc.	96,300	178,693
Resona Holdings, Inc.	8,700	47,102
Seven Bank Ltd.	2,900	8,308
Shinsei Bank Ltd.	7,000	12,040
Sumitomo Mitsui Financial Group, Inc.	111,800	4,386,137
Sumitomo Mitsui Trust Holdings, Inc.	1,300	48,455
Suruga Bank Ltd.	700	15,947
The Bank of Kyoto Ltd.	1,000	7,818
The Chiba Bank Ltd.	3,000	19,624
The Chugoku Bank Ltd.	600	8,826
The Hachijuni Bank Ltd.	1,511	8,894
The Hiroshima Bank Ltd.	2,086	9,746
The Shizuoka Bank Ltd.	2,454	21,354
Yamaguchi Financial Group, Inc.	274	2,985
		9,877,678
Capital Goods 3.0%
Aida Engineering Ltd.	284,000	2,797,029
Amada Holdings Co., Ltd.	1,326	15,585
Asahi Glass Co., Ltd.	4,000	29,718
Daifuku Co., Ltd.	164,115	3,628,014
Daikin Industries Ltd.	53,400	5,300,616
DMG Mori Co., Ltd.	198,600	2,713,847
FANUC Corp.	24,099	4,731,275
Fuji Electric Co., Ltd.	116,000	687,234
Hino Motors Ltd.	1,000	10,550
Hitachi Construction Machinery Co., Ltd.	500	11,499
Hoshizaki Corp.	200	16,298
IHI Corp. *	6,000	16,157
ITOCHU Corp.	102,929	1,417,939
JGC Corp.	800	13,887
JTEKT Corp.	900	14,781
Kajima Corp.	4,000	27,879
Security	Number of Shares	Value ($)
Kawasaki Heavy Industries Ltd.	6,000	18,775
Keihan Holdings Co., Ltd.	2,126	14,161
Komatsu Ltd.	126,100	2,985,873
Kubota Corp.	4,200	66,768
Kurita Water Industries Ltd.	500	11,861
LIXIL Group Corp.	1,100	25,684
Mabuchi Motor Co., Ltd.	200	10,281
Makino Milling Machine Co., Ltd.	223,000	1,951,313
Makita Corp.	400	27,783
Marubeni Corp.	6,545	39,823
Minebea Mitsumi, Inc.	1,587	15,777
MISUMI Group, Inc.	290,330	5,424,453
Mitsubishi Corp.	6,049	136,647
Mitsubishi Electric Corp.	194,700	2,963,074
Mitsubishi Heavy Industries Ltd.	13,000	58,398
Mitsui & Co., Ltd.	6,800	99,796
Nabtesco Corp.	400	10,432
Nachi-Fujikoshi Corp.	594,000	2,910,893
NGK Insulators Ltd.	1,000	19,608
Nichias Corp.	51,000	523,053
Nidec Corp.	1,000	93,893
NSK Ltd.	1,800	21,851
Obayashi Corp.	2,600	24,768
Penta-Ocean Construction Co., Ltd.	431,900	2,108,760
Seibu Holdings, Inc.	700	11,795
Shimizu Corp.	2,000	18,383
SMC Corp.	237	64,696
Sumitomo Corp.	4,700	58,918
Sumitomo Heavy Industries Ltd.	2,000	13,751
Tadano Ltd.	269,200	3,301,209
Taisei Corp.	184,000	1,307,058
THK Co., Ltd.	500	12,321
Toshiba Corp. *	16,000	34,310
TOTO Ltd.	600	24,166
Toyota Tsusho Corp.	800	22,005
		45,864,645
Commercial & Professional Supplies 1.0%
Benefit One, Inc.	50,700	1,289,306
Dai Nippon Printing Co., Ltd.	2,000	20,347
JAC Recruitment Co., Ltd.	170,500	2,062,599
Nihon M&A Center, Inc.	218,900	6,384,343
Nissha Printing Co., Ltd.	64,000	1,757,489
Park24 Co., Ltd.	28,200	778,340
Recruit Holdings Co., Ltd.	1,500	65,664
Secom Co., Ltd.	800	57,854
Sohgo Security Services Co., Ltd.	300	11,288
Temp Holdings Co., Ltd.	34,600	600,046
Toppan Printing Co., Ltd.	2,261	22,194
Yumeshin Holdings Co., Ltd.	316,600	2,224,771
		15,274,241
Consumer Durables & Apparel 0.1%
Asics Corp.	600	11,688
Bandai Namco Holdings, Inc.	800	22,033
Casio Computer Co., Ltd.	1,036	14,314
Fujitsu General Ltd.	10,000	196,719
Haseko Corp.	64,900	715,295
Iida Group Holdings Co., Ltd.	713	13,344
Nikon Corp.	1,400	22,595
Panasonic Corp.	8,800	91,563
Rinnai Corp.	100	8,498
Sankyo Co., Ltd.	200	6,678
Sega Sammy Holdings, Inc.	700	10,991
Sekisui Chemical Co., Ltd.	1,582	25,814
Sekisui House Ltd.	2,455	39,713
Sharp Corp. *	6,000	16,226
Shimano, Inc.	345	54,402

8

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sony Corp.	5,100	154,417
Yamaha Corp.	700	21,382
		1,425,672
Consumer Services 0.3%
Benesse Holdings, Inc.	300	8,732
McDonald's Holdings Co., Ltd.	300	7,887
Oriental Land Co., Ltd.	900	49,319
Resorttrust, Inc.	211,900	3,904,013
		3,969,951
Diversified Financials 1.1%
Acom Co., Ltd. *	2,000	8,602
AEON Financial Service Co., Ltd.	400	7,161
Credit Saison Co., Ltd.	711	12,954
Daiwa Securities Group, Inc.	1,200,000	7,651,533
Japan Exchange Group, Inc.	2,100	31,214
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,200	11,727
Nomura Holdings, Inc.	14,500	89,884
ORIX Corp.	231,900	3,498,728
SBI Holdings, Inc.	836	11,540
Tokai Tokyo Financial Holdings, Inc.	624,100	3,465,988
Zenkoku Hosho Co., Ltd.	67,600	2,339,739
		17,129,070
Energy 0.0%
Idemitsu Kosan Co., Ltd.	400	12,369
Inpex Corp.	3,800	37,290
JX Holdings, Inc.	8,500	40,086
Showa Shell Sekiyu K.K.	900	8,822
TonenGeneral Sekiyu K.K.	1,367	16,076
		114,643
Food & Staples Retailing 0.1%
Aeon Co., Ltd.	2,600	37,577
FamilyMart UNY Holdings Co., Ltd.	300	19,008
Lawson, Inc.	329	24,015
Seven & i Holdings Co., Ltd.	3,000	119,785
Sundrug Co., Ltd.	100	6,896
Tsuruha Holdings, Inc.	9,900	930,616
		1,137,897
Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	2,178	42,988
Ariake Japan Co., Ltd.	68,200	3,615,130
Asahi Group Holdings Ltd.	1,500	52,785
Calbee, Inc.	300	9,766
Japan Tobacco, Inc.	4,400	141,924
Kikkoman Corp.	314	9,885
Kirin Holdings Co., Ltd.	3,300	54,073
MEIJI Holdings Co., Ltd.	500	38,728
NH Foods Ltd.	409	11,131
Nisshin Seifun Group, Inc.	800	12,170
Nissin Foods Holdings Co., Ltd.	200	10,555
Suntory Beverage & Food Ltd.	600	25,529
Toyo Suisan Kaisha Ltd.	365	13,024
Yakult Honsha Co., Ltd.	400	20,556
Yamazaki Baking Co., Ltd.	500	10,055
		4,068,299
Health Care Equipment & Services 0.7%
Alfresa Holdings Corp.	700	11,522
Asahi Intecc Co., Ltd.	10,000	406,968
CYBERDYNE, Inc. *	500	7,057
Hogy Medical Co., Ltd.	75,100	4,585,350
Hoya Corp.	1,600	69,739
M3, Inc.	20,400	548,082
Medipal Holdings Corp.	800	12,966
Miraca Holdings, Inc.	55,800	2,543,118
Olympus Corp.	52,300	1,809,282
Suzuken Co., Ltd.	300	9,905
Security	Number of Shares	Value ($)
Sysmex Corp.	600	36,048
Terumo Corp.	1,400	51,791
Tsukui Corp.	128,600	870,103
		10,961,931
Household & Personal Products 0.5%
Kao Corp.	2,000	98,969
Kose Corp.	100	8,516
Lion Corp.	159,000	2,765,525
Pigeon Corp.	125,400	3,406,692
Pola Orbis Holdings, Inc.	9,900	940,528
Shiseido Co., Ltd.	1,500	41,924
Unicharm Corp.	1,600	36,035
		7,298,189
Insurance 0.2%
Dai-ichi Life Holdings, Inc.	4,300	77,954
Japan Post Holdings Co., Ltd.	1,800	22,602
MS&AD Insurance Group Holdings, Inc.	2,010	67,242
Sompo Holdings, Inc.	1,400	50,694
Sony Financial Holdings, Inc.	700	11,724
T&D Holdings, Inc.	2,300	34,073
Tokio Marine Holdings, Inc.	82,700	3,448,092
		3,712,381
Materials 0.6%
Air Water, Inc.	578	10,702
Asahi Kasei Corp.	288,463	2,690,365
Daicel Corp.	1,100	12,164
Hitachi Chemical Co., Ltd.	20,800	590,534
Hitachi Metals Ltd.	1,000	13,863
JFE Holdings, Inc.	2,100	36,759
JSR Corp.	900	15,425
Kaneka Corp.	1,337	11,520
Kansai Paint Co., Ltd.	873	16,959
Kanto Denka Kogyo Co., Ltd.	377,000	3,584,880
Kobe Steel Ltd. *	1,400	13,618
Kuraray Co., Ltd.	1,400	22,190
Maruichi Steel Tube Ltd.	200	6,707
Mitsubishi Chemical Holdings Corp.	5,400	37,665
Mitsubishi Gas Chemical Co., Inc.	700	13,426
Mitsubishi Materials Corp.	404	13,787
Mitsui Chemicals, Inc.	4,000	18,810
Mitsui Mining & Smelting Co., Ltd.	178,858	500,122
Nippon Paint Holdings Co., Ltd.	600	17,502
Nippon Steel & Sumitomo Metal Corp.	3,200	77,304
Nissan Chemical Industries Ltd.	26,300	939,069
Nitto Denko Corp.	700	55,388
Oji Holdings Corp.	3,000	13,278
Shin-Etsu Chemical Co., Ltd.	1,524	131,476
Sumitomo Chemical Co., Ltd.	6,000	31,968
Sumitomo Metal Mining Co., Ltd.	2,000	27,096
Taiheiyo Cement Corp.	5,000	17,471
Taiyo Nippon Sanso Corp.	629	7,429
Teijin Ltd.	700	14,775
Toray Industries, Inc.	6,000	51,954
Toyo Seikan Group Holdings Ltd.	600	11,066
		9,005,272
Media 0.2%
Dentsu, Inc.	900	41,597
Hakuhodo DY Holdings, Inc.	800	9,843
Toho Co., Ltd.	400	11,536
Vector, Inc.	241,300	2,537,689
		2,600,665
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Astellas Pharma, Inc.	8,600	115,427
Chugai Pharmaceutical Co., Ltd.	900	26,450
Daiichi Sankyo Co., Ltd.	2,400	53,695
Eisai Co., Ltd.	1,000	55,121

9

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hisamitsu Pharmaceutical Co., Inc.	200	10,440
Kyowa Hakko Kirin Co., Ltd.	1,000	13,541
Mitsubishi Tanabe Pharma Corp.	900	18,051
Ono Pharmaceutical Co., Ltd.	1,600	32,826
Otsuka Holdings Co., Ltd.	1,600	73,709
Santen Pharmaceutical Co., Ltd.	1,500	18,849
Shionogi & Co., Ltd.	55,700	2,682,634
Sumitomo Dainippon Pharma Co., Ltd.	600	10,178
Taisho Pharmaceutical Holdings Co., Ltd.	100	8,453
Takeda Pharmaceutical Co., Ltd.	2,800	117,280
		3,236,654
Real Estate 0.2%
Aeon Mall Co., Ltd.	500	7,246
Daito Trust Construction Co., Ltd.	300	41,940
Daiwa House Industry Co., Ltd.	59,800	1,619,512
Daiwa House REIT Investment Corp.	5	12,590
Hulic Co., Ltd.	1,200	11,701
Japan Prime Realty Investment Corp.	3	12,039
Japan Real Estate Investment Corp.	5	28,412
Japan Retail Fund Investment Corp.	10	21,381
Mitsubishi Estate Co., Ltd.	4,587	87,309
Mitsui Fudosan Co., Ltd.	4,000	92,349
Nippon Building Fund, Inc.	6	34,458
Nippon Prologis REIT, Inc.	248	518,229
Nomura Real Estate Holdings, Inc.	500	8,600
Nomura Real Estate Master Fund, Inc.	16	24,929
Sumitomo Realty & Development Co., Ltd.	1,495	40,442
Tokyo Tatemono Co., Ltd.	1,000	13,243
Tokyu Fudosan Holdings Corp.	2,000	11,692
United Urban Investment Corp.	12	19,140
		2,605,212
Retailing 0.2%
ABC-Mart, Inc.	100	5,822
Don Quijote Holdings Co., Ltd.	500	18,148
Fast Retailing Co., Ltd.	230	72,338
Hikari Tsushin, Inc.	100	9,138
Isetan Mitsukoshi Holdings Ltd.	1,321	15,452
J. Front Retailing Co., Ltd.	900	12,989
Marui Group Co., Ltd.	800	11,439
Nitori Holdings Co., Ltd.	14,705	1,648,014
Rakuten, Inc. *	3,700	36,934
Ryohin Keikaku Co., Ltd.	100	18,746
Shimamura Co., Ltd.	4,042	529,776
Start Today Co., Ltd.	700	13,185
Takashimaya Co., Ltd.	1,000	8,612
USS Co., Ltd.	900	15,796
Yamada Denki Co., Ltd.	2,500	13,773
		2,430,162
Semiconductors & Semiconductor Equipment 0.7%
Rohm Co., Ltd.	400	25,579
Sumco Corp.	258,500	4,041,422
Tokyo Electron Ltd.	18,100	1,874,883
Ulvac, Inc.	110,300	3,907,241
		9,849,125
Software & Services 0.6%
Dena Co., Ltd.	500	11,172
Fujitsu Ltd.	7,000	40,684
GMO Payment Gateway, Inc.	38,800	1,929,810
Istyle, Inc.	33,400	228,596
Itochu Techno-Solutions Corp.	100,100	2,692,585
Kakaku.com, Inc.	500	9,051
Konami Holdings Corp.	400	15,996
LINE Corp. *	200	6,405
LINE Corp. ADR *	12,723	405,227
Mixi, Inc.	201	8,721
Nexon Co., Ltd.	700	10,658
Nintendo Co., Ltd.	500	102,341
Security	Number of Shares	Value ($)
Nomura Research Institute Ltd.	560	19,134
NTT Data Corp.	500	25,199
Obic Co., Ltd.	300	14,399
Oracle Corp., Japan	8,100	453,849
Otsuka Corp.	200	10,293
SCSK Corp.	18,300	686,940
SMS Co., Ltd.	80,300	1,926,890
TIS, Inc.	22,200	503,015
Trend Micro, Inc. *	400	15,523
Yahoo Japan Corp.	5,700	23,922
		9,140,410
Technology Hardware & Equipment 1.0%
Alps Electric Co., Ltd.	41,700	1,110,711
Brother Industries Ltd.	900	16,612
Canon, Inc.	4,265	126,186
FUJIFILM Holdings Corp.	1,700	65,833
Hamamatsu Photonics K.K.	600	17,328
Hirose Electric Co., Ltd.	100	13,018
Hitachi High-Technologies Corp.	300	12,850
Hitachi Ltd.	19,322	110,627
Keyence Corp.	8,600	3,339,956
Konica Minolta, Inc.	1,800	18,646
Kyocera Corp.	1,300	67,679
Murata Manufacturing Co., Ltd.	724	97,511
NEC Corp.	10,000	23,080
Nippon Electric Glass Co., Ltd.	2,000	11,513
Omron Corp.	97,100	3,983,921
Osaki Electric Co., Ltd.	249,000	2,628,887
Ricoh Co., Ltd.	2,700	24,088
Seiko Epson Corp.	1,100	22,661
Shimadzu Corp.	1,000	16,876
TDK Corp.	500	35,938
Topcon Corp.	252,200	3,865,803
Yaskawa Electric Corp.	1,021	18,411
Yokogawa Electric Corp.	900	14,382
		15,642,517
Telecommunication Services 0.3%
KDDI Corp.	7,300	196,139
Nippon Telegraph & Telephone Corp.	2,800	123,683
NTT DOCOMO, Inc.	5,500	131,505
SoftBank Group Corp.	58,131	4,478,396
		4,929,723
Transportation 0.0%
ANA Holdings, Inc.	5,409	16,066
Central Japan Railway Co.	600	96,952
East Japan Railway Co.	1,338	121,165
Hankyu Hanshin Holdings, Inc.	1,000	33,930
Japan Airlines Co., Ltd.	500	15,922
Japan Airport Terminal Co., Ltd.	200	7,151
Kamigumi Co., Ltd.	1,000	9,721
Keikyu Corp.	2,000	23,454
Keio Corp.	2,000	16,439
Keisei Electric Railway Co., Ltd.	533	12,619
Kintetsu Group Holdings Co., Ltd.	7,000	26,910
Mitsubishi Logistics Corp.	1,000	14,225
Mitsui O.S.K. Lines Ltd.	4,000	12,711
Nagoya Railroad Co., Ltd.	4,000	19,691
Nippon Express Co., Ltd.	3,000	15,870
Nippon Yusen K.K.	6,000	12,688
Odakyu Electric Railway Co., Ltd.	1,200	23,765
Tobu Railway Co., Ltd.	4,000	20,301
Tokyu Corp.	4,000	29,459
West Japan Railway Co.	641	41,763
Yamato Holdings Co., Ltd.	1,400	28,215
		599,017

10

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 0.2%
Chubu Electric Power Co., Inc.	2,531	33,790
Electric Power Development Co., Ltd.	600	13,946
eRex Co., Ltd.	110,300	3,211,998
Hokuriku Electric Power Co.	800	8,060
Kyushu Electric Power Co., Inc.	1,700	18,975
Osaka Gas Co., Ltd.	7,000	26,239
The Chugoku Electric Power Co., Inc.	1,100	12,386
The Kansai Electric Power Co., Inc. *	2,800	29,922
Toho Gas Co., Ltd.	1,330	9,949
Tohoku Electric Power Co., Inc.	1,800	21,974
Tokyo Electric Power Co. Holdings, Inc. *	5,800	22,215
Tokyo Gas Co., Ltd.	8,000	35,503
		3,444,957
		225,949,802

Luxembourg 0.0%
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	257	12,727

Mexico 0.7%
Banks 0.1%
Banregio Grupo Financiero S.A.B de C.V.	318,600	1,769,346
Food, Beverage & Tobacco 0.1%
Arca Continental S.A.B. de C.V.	166,904	900,410
Media 0.5%
Grupo Televisa S.A.B. ADR	341,400	7,647,360
		10,317,116

Netherlands 1.5%
Banks 0.0%
ABN AMRO Group N.V. CVA	1,106	26,016
ING Groep N.V.	15,454	222,012
		248,028
Capital Goods 0.5%
AerCap Holdings N.V. *	636	28,156
Boskalis Westminster N.V.	43,110	1,594,979
Koninklijke Philips N.V.	201,393	5,909,372
		7,532,507
Commercial & Professional Supplies 0.2%
Randstad Holding N.V.	39,214	2,281,455
RELX N.V.	3,975	67,141
Wolters Kluwer N.V.	1,206	46,119
		2,394,715
Energy 0.0%
Koninklijke Vopak N.V.	333	14,304
Food & Staples Retailing 0.0%
Koninklijke Ahold Delhaize N.V.	5,123	109,139
Food, Beverage & Tobacco 0.3%
Heineken Holding N.V.	402	28,240
Heineken N.V.	920	68,806
Refresco Group N.V. (e)	307,025	4,637,386
		4,734,432
Household & Personal Products 0.0%
Unilever N.V. CVA	6,518	264,382
Insurance 0.1%
Aegon N.V.	7,314	39,755
ASR Nederland N.V. *	64,820	1,779,758
NN Group N.V.	1,258	44,553
		1,864,066
Security	Number of Shares	Value ($)
Materials 0.2%
Akzo Nobel N.V.	32,506	2,206,030
ArcelorMittal *	7,348	57,296
Koninklijke DSM N.V.	724	46,155
		2,309,481
Media 0.0%
Altice N.V., Class A *	1,473	32,338
Altice N.V., Class B *	431	9,512
		41,850
Real Estate 0.0%
Unibail-Rodamco SE	397	91,489
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	19,010	2,308,265
NXP Semiconductors N.V. *	1,176	115,072
		2,423,337
Software & Services 0.0%
Gemalto N.V.	322	18,713
Telecommunication Services 0.0%
Koninklijke KPN N.V.	13,632	39,273
		22,085,716

New Zealand 1.8%
Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	1,099,709	3,048,062
Food, Beverage & Tobacco 0.1%
a2 Milk Co., Ltd. *	1,046,220	1,677,709
Health Care Equipment & Services 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	498,170	3,176,662
Ryman Healthcare Ltd.	1,821	11,639
		3,188,301
Materials 0.0%
Fletcher Building Ltd.	2,756	21,233
Telecommunication Services 0.1%
Spark New Zealand Ltd.	239,907	618,162
Transportation 0.6%
Auckland International Airport Ltd.	1,894,095	9,500,587
Utilities 0.6%
Contact Energy Ltd.	2,757	9,661
Mercury NZ Ltd. (e)	3,816,834	8,601,154
Meridian Energy Ltd.	6,222	12,022
		8,622,837
		26,676,891

Norway 0.5%
Banks 0.0%
DNB A.S.A.	3,880	64,728
Energy 0.4%
Aker BP A.S.A	190,870	3,472,968
Statoil A.S.A.	4,460	83,166
Subsea 7 S.A. *	44,864	610,491
TGS Nopec Geophysical Co. A.S.A.	112,010	2,689,303
		6,855,928
Food, Beverage & Tobacco 0.0%
Marine Harvest A.S.A. *	1,525	26,925
Orkla A.S.A.	3,249	30,313
		57,238
Insurance 0.1%
Gjensidige Forsikring A.S.A.	52,020	895,207

11

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.0%
Norsk Hydro A.S.A.	5,363	30,593
Yara International A.S.A.	708	29,853
		60,446
Media 0.0%
Schibsted A.S.A., B Shares	341	8,490
Schibsted A.S.A., Class A	393	10,392
		18,882
Telecommunication Services 0.0%
Telenor A.S.A.	2,997	47,510
		7,999,939

Papua New Guinea 0.0%
Energy 0.0%
Oil Search Ltd.	5,462	28,526

Peru 0.2%
Banks 0.2%
Credicorp Ltd.	13,946	2,282,681

Portugal 0.0%
Banks 0.0%
Banco Espirito Santo S.A. - Reg'd *(e)(f)	42,176	—
Energy 0.0%
Galp Energia, SGPS, S.A.	1,999	29,454
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	1,001	16,942
Utilities 0.0%
EDP - Energias de Portugal S.A.	9,228	26,836
		73,232

Republic of Korea 1.9%
Health Care Equipment & Services 0.2%
Vieworks Co., Ltd. *	58,870	3,481,052
Materials 0.2%
SK Materials Co., Ltd. *	18,170	3,116,828
Media 0.4%
CJ CGV Co., Ltd. *	43,790	2,994,136
Loen Entertainment, Inc. *	31,150	2,083,228
		5,077,364
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Medy-Tox, Inc.	5,350	1,908,214
Semiconductors & Semiconductor Equipment 0.2%
SK Hynix, Inc.	71,280	3,291,988
Technology Hardware & Equipment 0.8%
Samsung Electronics Co., Ltd.	7,330	12,466,680
		29,342,126

Singapore 2.1%
Banks 0.0%
DBS Group Holdings Ltd.	7,016	94,856
Oversea-Chinese Banking Corp., Ltd.	12,538	83,623
United Overseas Bank Ltd.	5,141	76,457
		254,936
Capital Goods 0.2%
Jardine Matheson Holdings Ltd.	1,009	62,230
Keppel Corp., Ltd.	5,800	25,451
Sarine Technologies Ltd. (e)	1,661,500	2,180,988
Sembcorp Industries Ltd.	3,800	8,486
Security	Number of Shares	Value ($)
Singapore Technologies Engineering Ltd.	6,200	14,530
Yangzijiang Shipbuilding Holdings Ltd.	7,700	4,404
		2,296,089
Consumer Services 0.0%
Genting Singapore plc	28,700	19,795
Diversified Financials 0.0%
Singapore Exchange Ltd.	3,200	16,832
Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	34,700	10,438
Wilmar International Ltd.	7,600	20,915
		31,353
Media 0.0%
Singapore Press Holdings Ltd.	6,300	15,449
Real Estate 0.9%
Ascendas Real Estate Investment Trust	4,087,833	7,137,591
CapitaLand Commercial Trust	10,000	10,834
CapitaLand Ltd.	10,200	23,804
CapitaLand Mall Trust	4,351,600	5,979,562
City Developments Ltd.	1,927	12,649
Global Logistic Properties Ltd.	10,600	19,536
Suntec Real Estate Investment Trust	9,324	11,459
UOL Group Ltd.	2,100	9,511
		13,204,946
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	411	12,052
Telecommunication Services 0.0%
Singapore Telecommunications Ltd.	31,900	87,326
StarHub Ltd.	3,300	6,948
		94,274
Transportation 1.0%
ComfortDelGro Corp., Ltd.	8,400	14,374
Hutchison Port Holdings Trust, Class U	25,700	10,931
SATS Ltd.	2,501,500	9,371,639
SIA Engineering Co., Ltd. (e)	2,356,100	5,823,421
Singapore Airlines Ltd.	2,131	15,009
		15,235,374
		31,181,100

South Africa 0.5%
Capital Goods 0.0%
The Bidvest Group Ltd.	32,115	378,209
Diversified Financials 0.0%
RMB Holdings Ltd.	109,839	529,941
Food & Staples Retailing 0.2%
Bid Corp., Ltd.	32,115	557,190
Dis-Chem Pharmacies Ltd. *	1,015,010	1,822,875
The SPAR Group Ltd.	51,300	725,243
		3,105,308
Insurance 0.1%
Sanlam Ltd.	169,858	820,560
Materials 0.2%
Kumba Iron Ore Ltd. *	221,200	3,411,669
		8,245,687

Spain 0.8%
Banks 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	26,258	178,570
Banco De Sabadell S.A.	20,814	31,423
Banco Popular Espanol S.A.	12,700	13,151
Banco Santander S.A.	58,358	326,038
Bankia S.A.	17,939	18,964

12

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bankinter S.A.	270,074	2,173,850
CaixaBank S.A.	13,053	47,846
		2,789,842
Capital Goods 0.0%
ACS Actividades de Construccion y Servicios S.A.	749	23,084
Ferrovial S.A.	1,960	35,579
Zardoya Otis S.A.	881	7,436
		66,099
Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg'd	357,860	2,255,268
Energy 0.0%
Enagas S.A.	903	22,177
Repsol S.A.	4,509	66,830
		89,007
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	2,418	12,798
Insurance 0.0%
Mapfre S.A.	4,274	12,959
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	1,188	25,504
Retailing 0.2%
Industria de Diseno Textil S.A.	81,538	2,696,912
Software & Services 0.2%
Amadeus IT Group S.A.	55,181	2,552,719
Telecommunication Services 0.0%
Telefonica S.A.	18,630	180,247
Transportation 0.1%
Abertis Infraestructuras S.A.	2,568	36,798
Aena S.A.	12,318	1,791,372
International Consolidated Airlines Group S.A.	3,376	20,297
		1,848,467
Utilities 0.0%
Endesa S.A.	1,266	26,108
Gas Natural SDG S.A.	1,395	26,910
Iberdrola S.A.	22,110	139,650
Red Electrica Corp. S.A.	1,726	30,864
		223,532
		12,753,354

Sweden 4.4%
Automobiles & Components 0.3%
Dometic Group AB *	631,040	4,964,810
Banks 0.3%
Nordea Bank AB	12,116	146,267
Skandinaviska Enskilda Banken AB, A Shares	6,034	67,779
Svenska Handelsbanken AB, A Shares	6,059	90,453
Swedbank AB, A Shares	147,492	3,729,341
		4,033,840
Capital Goods 1.5%
Alfa Laval AB	1,168	21,837
Assa Abloy AB, Class B	4,006	75,803
Atlas Copco AB, A Shares	2,684	86,081
Atlas Copco AB, B Shares	67,758	1,965,080
Eltel AB	268,232	1,516,954
Saab AB, Class B	141,140	5,763,867
Sandvik AB	4,259	57,491
Skanska AB, B Shares	1,356	33,154
Security	Number of Shares	Value ($)
SKF AB, B Shares	478,006	9,618,350
Volvo AB, B Shares	247,862	3,172,080
		22,310,697
Commercial & Professional Supplies 0.6%
AF AB, B Shares (e)	387,551	7,740,060
Intrum Justitia AB	22,958	772,903
Securitas AB, B Shares	1,246	19,841
		8,532,804
Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	958	25,474
Husqvarna AB, B Shares	62,618	524,446
		549,920
Diversified Financials 0.0%
Industrivarden AB, C Shares	637	12,343
Investor AB, B Shares	1,820	72,648
Kinnevik AB, Class B	933	23,952
LE Lundbergfortagen AB, B Shares	187	12,032
		120,975
Energy 0.0%
Lundin Petroleum AB *	743	16,034
Food & Staples Retailing 0.0%
ICA Gruppen AB	397	12,973
Food, Beverage & Tobacco 0.4%
AAK AB	95,886	6,367,615
Swedish Match AB	752	24,483
		6,392,098
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	777	12,553
Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	2,431	73,153
Materials 0.5%
BillerudKorsnas AB	28,097	468,099
Boliden AB	47,020	1,371,685
Hexpol AB	53,801	521,071
SSAB AB, A Shares *	1,381,860	5,680,044
		8,040,899
Real Estate 0.1%
Fabege AB	29,688	505,530
Hufvudstaden AB, A Shares	30,997	493,892
		999,422
Retailing 0.7%
Hennes & Mauritz AB, B Shares	351,296	10,051,270
Technology Hardware & Equipment 0.0%
Hexagon AB, B Shares	1,032	40,823
Telefonaktiebolaget LM Ericsson, B Shares	12,267	72,600
		113,423
Telecommunication Services 0.0%
Tele2 AB, B Shares	1,405	12,388
Telia Co. AB	10,370	42,065
		54,453
		66,279,324

Switzerland 5.7%
Capital Goods 0.6%
ABB Ltd. - Reg'd *	7,509	178,946
Belimo Holding AG - Reg'd	605	1,944,541
Burckhardt Compression Holding AG	10,423	3,073,023
Daetwyler Holding AG	18,155	2,769,628
dormakaba Holding AG - Reg'd, Series B *	689	534,964
Geberit AG - Reg'd	148	63,254

13

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Schindler Holding AG	162	30,880
Schindler Holding AG - Reg'd	80	15,070
		8,610,306
Commercial & Professional Supplies 0.2%
Adecco Group AG	32,923	2,355,799
SGS S.A. - Reg'd	22	46,679
		2,402,478
Consumer Durables & Apparel 1.1%
Cie Financiere Richemont S.A. - Reg'd	108,588	8,456,801
The Swatch Group AG - Bearer Shares	20,473	7,255,736
The Swatch Group AG - Reg'd	197	13,764
		15,726,301
Diversified Financials 1.1%
Cembra Money Bank AG *	6,955	525,132
Credit Suisse Group AG - Reg'd *	876,455	13,379,193
Julius Baer Group Ltd. *	893	41,981
Pargesa Holding S.A.	133	8,859
Partners Group Holding AG	5,060	2,557,161
UBS Group AG - Reg’d	14,635	237,838
		16,750,164
Food, Beverage & Tobacco 0.3%
Aryzta AG *	336	9,255
Barry Callebaut AG - Reg'd *	9	11,136
Chocoladefabriken Lindt & Spruengli AG	4	22,202
Nestle S.A. - Reg'd	60,957	4,465,985
		4,508,578
Health Care Equipment & Services 0.4%
Sonova Holding AG - Reg'd	212	28,070
Straumann Holding AG - Reg'd	11,790	4,758,044
Ypsomed Holding AG - Reg’d *	9,370	1,736,609
		6,522,723
Insurance 0.0%
Baloise Holding AG - Reg'd	199	25,624
Swiss Life Holding AG - Reg'd *	128	38,859
Swiss Re AG	1,296	121,110
Zurich Insurance Group AG *	603	173,648
		359,241
Materials 0.6%
EMS-Chemie Holding AG - Reg'd	33	17,035
Givaudan S.A. - Reg'd	37	66,705
LafargeHolcim Ltd. - Reg'd *	164,180	8,840,077
Sika AG	9	47,297
Syngenta AG - Reg'd	371	157,680
		9,128,794
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. - Reg'd *	388	101,304
Galenica AG - Reg'd	16	17,542
Lonza Group AG - Reg'd *	11,142	2,046,999
Novartis AG - Reg'd	8,938	659,871
Roche Holding AG	2,812	666,298
		3,492,014
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	284	23,658
Retailing 0.0%
Dufry AG - Reg'd *	3,908	557,892
Semiconductors & Semiconductor Equipment 0.2%
U-Blox AG *	13,856	2,501,417
Software & Services 0.3%
Luxoft Holding, Inc. *	6,819	401,298
Temenos Group AG - Reg'd *	63,730	4,634,015
		5,035,313
Technology Hardware & Equipment 0.3%
Logitech International S.A. - Reg'd	165,640	4,743,910
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Swisscom AG - Reg'd	104	45,879
Transportation 0.4%
Kuehne & Nagel International AG - Reg'd	44,615	6,104,579
		86,513,247

Taiwan 1.0%
Automobiles & Components 0.1%
Hota Industrial Manufacturing Co., Ltd.	232,000	962,009
Capital Goods 0.2%
Airtac International Group	355,000	2,955,161
Consumer Durables & Apparel 0.2%
Basso Industry Corp.	605,000	1,821,553
Eclat Textile Co., Ltd.	165,000	1,723,508
		3,545,061
Consumer Services 0.1%
Gourmet Master Co., Ltd.	115,850	1,013,861
Semiconductors & Semiconductor Equipment 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	182,000	1,084,513
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	114,307	3,533,229
		4,617,742
Technology Hardware & Equipment 0.1%
Advanced Ceramic X Corp.	215,000	1,775,621
		14,869,455

Thailand 0.2%
Food, Beverage & Tobacco 0.2%
Taokaenoi Food & Marketing PCL	3,295,100	2,503,378

United Arab Emirates 0.1%
Banks 0.1%
Dubai Islamic Bank PJSC	815,042	1,319,891

United Kingdom 16.4%
Automobiles & Components 0.0%
GKN plc	6,834	29,631
Banks 1.5%
Barclays plc	67,534	187,428
HSBC Holdings plc	79,574	678,839
Lloyds Banking Group plc	19,083,009	15,651,893
Royal Bank of Scotland Group plc *	2,111,836	5,916,227
Standard Chartered plc *	13,090	128,182
		22,562,569
Capital Goods 3.8%
Ashtead Group plc	358,601	7,270,407
BAE Systems plc	344,064	2,527,044
Bunzl plc	58,088	1,531,234
CNH Industrial N.V.	1,369,074	12,162,422
Cobham plc	8,004	13,696
Diploma plc	445,310	5,686,027
IMI plc	1,063	15,641
Interserve plc	887,296	3,613,755
Meggitt plc	641,269	3,382,024
Rolls-Royce Holdings plc *	7,346	61,873
Smiths Group plc	169,475	3,212,207
Spirax-Sarco Engineering plc	160,476	8,716,264
The Weir Group plc	862	21,837
Travis Perkins plc	981	17,992

14

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ultra Electronics Holdings plc	174,240	4,048,509
Wolseley plc	73,986	4,581,969
		56,862,901
Commercial & Professional Supplies 1.3%
Babcock International Group plc	60,664	683,222
Berendsen plc	32,652	342,851
Capita plc	2,611	16,473
Experian plc	208,729	4,031,026
G4S plc	1,400,693	4,512,556
Intertek Group plc	19,569	837,683
RELX plc	4,356	78,191
Rentokil Initial plc	2,391,970	6,892,245
Serco Group plc *	1,473,890	2,676,912
		20,071,159
Consumer Durables & Apparel 0.3%
Barratt Developments plc	3,997	24,104
Bellway plc	145,063	4,546,661
Burberry Group plc	17,814	368,384
Persimmon plc	1,229	29,934
Taylor Wimpey plc	13,011	27,469
The Berkeley Group Holdings plc	511	18,048
		5,014,600
Consumer Services 0.6%
Carnival plc	760	40,659
Compass Group plc	195,496	3,479,250
Domino's Pizza Group plc	109,357	499,558
Greene King plc	308,860	2,653,883
InterContinental Hotels Group plc	748	34,735
Merlin Entertainments plc	2,820	16,954
TUI AG (d)	1,988	29,135
TUI AG (d)	96,105	1,410,458
Whitbread plc	730	36,137
William Hill plc	3,364	10,973
		8,211,742
Diversified Financials 1.0%
3i Group plc	152,957	1,351,186
Aberdeen Asset Management plc	3,582	11,854
Ashmore Group plc	474,590	1,856,849
Close Brothers Group plc	27,788	508,206
Hargreaves Lansdown plc	1,036	17,699
Intermediate Capital Group plc	68,326	596,569
Investec plc	2,575	18,270
Jupiter Fund Management plc	79,055	400,823
London Stock Exchange Group plc	1,259	50,405
NEX Group plc	388,600	2,808,492
Provident Financial plc	19,098	657,649
Schroders plc	186,140	6,903,610
Schroders plc, Non-Voting Shares	1,100	30,192
		15,211,804
Energy 0.7%
BP plc	75,177	448,997
John Wood Group plc	49,289	521,425
Petrofac Ltd.	1,007	11,660
Royal Dutch Shell plc, A Shares (d)	17,313	469,557
Royal Dutch Shell plc, A Shares (d)	228,659	6,194,250
Royal Dutch Shell plc, B Shares	14,991	423,412
TechnipFMC plc *	54,660	1,791,406
		9,860,707
Food & Staples Retailing 0.0%
J. Sainsbury plc	6,526	21,233
Tesco plc *	32,675	80,268
WM Morrison Supermarkets plc	8,839	26,351
		127,852
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.9%
Associated British Foods plc	1,422	42,852
British American Tobacco plc	55,123	3,402,626
Coca-Cola European Partners plc	865	29,870
Coca-Cola HBC AG CDI *	719	16,435
Diageo plc	295,576	8,210,462
Fevertree Drinks plc	1,861	29,624
Greencore Group plc	265,272	789,681
Imperial Brands plc	3,835	177,667
Tate & Lyle plc	1,823	15,409
		12,714,626
Health Care Equipment & Services 0.0%
Mediclinic International plc	1,464	14,485
Smith & Nephew plc	3,563	53,301
		67,786
Household & Personal Products 0.2%
Reckitt Benckiser Group plc	2,524	216,573
Unilever plc	71,163	2,882,516
		3,099,089
Insurance 0.1%
Admiral Group plc	841	18,842
Aviva plc	16,225	97,689
Direct Line Insurance Group plc	5,477	24,536
Hiscox Ltd.	68,459	885,882
Legal & General Group plc	23,788	70,548
Old Mutual plc	19,688	51,699
Prudential plc	10,319	199,969
RSA Insurance Group plc	4,063	29,418
St. James's Place plc	2,101	28,423
Standard Life plc	7,879	34,424
		1,441,430
Materials 3.3%
Anglo American plc *	5,607	96,655
Antofagasta plc	1,567	16,556
BHP Billiton plc	255,379	4,657,550
Croda International plc	219,217	9,256,882
Elementis plc	678,093	2,292,455
Fresnillo plc	878	16,117
Glencore plc *	4,099,329	16,978,118
Johnson Matthey plc	44,349	1,819,111
Mondi plc	1,464	32,358
Randgold Resources Ltd.	373	31,750
Rio Tinto plc	4,950	219,300
RPC Group plc	566,960	7,656,326
Victrex plc	277,402	6,647,678
		49,720,856
Media 0.6%
Cineworld Group plc	389,760	3,016,568
Informa plc	234,376	1,926,666
ITV plc	14,455	37,092
Pearson plc	3,274	25,524
Sky plc	4,119	52,042
UBM plc	102,182	907,965
WPP plc	144,126	3,354,400
		9,320,257
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
AstraZeneca plc	5,061	268,582
GlaxoSmithKline plc	158,985	3,072,380
Hikma Pharmaceuticals plc	571	13,152
		3,354,114
Real Estate 0.0%
Hammerson plc	3,152	21,725
Intu Properties plc	3,656	12,470
Land Securities Group plc	3,155	39,540

15

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Segro plc	3,252	18,891
The British Land Co., plc	3,899	28,658
		121,284
Retailing 0.4%
ASOS plc *	80,240	5,330,445
Dixons Carphone plc	3,823	15,250
Kingfisher plc	8,978	38,092
Marks & Spencer Group plc	6,475	27,445
Next plc	557	26,875
WH Smith plc	32,017	658,235
		6,096,342
Software & Services 0.2%
Auto Trader Group plc	3,893	19,662
Micro Focus International plc	41,526	1,123,263
Moneysupermarket.com Group plc	102,524	425,778
Playtech plc	59,153	618,078
The Sage Group plc	171,260	1,324,549
Worldpay Group plc	7,170	25,866
		3,537,196
Technology Hardware & Equipment 1.0%
Halma plc	419,086	4,882,700
Laird plc	1,297,003	2,704,425
Oxford Instruments plc	82,940	737,151
Renishaw plc	14,617	524,557
Spectris plc	215,403	6,554,474
		15,403,307
Telecommunication Services 0.0%
BT Group plc	33,749	129,428
Inmarsat plc	1,758	13,470
Vodafone Group plc	106,470	260,801
		403,699
Transportation 0.3%
BBA Aviation plc	1,012,940	3,572,558
easyJet plc	768	9,207
Royal Mail plc	3,529	18,327
		3,600,092
Utilities 0.0%
Centrica plc	21,844	61,841
National Grid plc	15,060	176,401
Severn Trent plc	939	26,915
SSE plc	4,027	75,702
United Utilities Group plc	2,719	31,487
		372,346
		247,205,389

United States 0.5%
Insurance 0.5%
Willis Towers Watson plc	60,166	7,528,572
Total Common Stock
(Cost $1,287,026,272)		1,454,967,736

Preferred Stock 0.8% of net assets

Brazil 0.4%
Banks 0.2%
Itau Unibanco Holding S.A.	342,150	4,042,668
Energy 0.2%
Petroleo Brasileiro S.A. *	563,000	2,684,086
		6,726,754

Security	Number of Shares	Value ($)
Germany 0.4%
Automobiles & Components 0.0%
Bayerische Motoren Werke AG	214	16,077
Porsche Automobil Holding SE	611	36,753
Schaeffler AG	807	13,086
Volkswagen AG	742	115,868
		181,784
Capital Goods 0.2%
Jungheinrich AG	73,770	2,273,433
Health Care Equipment & Services 0.2%
Sartorius AG	45,490	3,201,852
Household & Personal Products 0.0%
Henkel AG & Co. KGaA	712	86,916
Materials 0.0%
Fuchs Petrolub SE	270	12,365
		5,756,350

Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	4,119	9,112
Telecommunication Services 0.0%
Telecom Italia S.p.A. - RSP *	29,383	20,979
		30,091
Total Preferred Stock
(Cost $11,055,497)		12,513,195

Other Investment Companies 2.3% of net assets

Equity Fund 0.0%
iShares MSCI EAFE ETF	957	57,066

Money Market Fund 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (a)	34,829,638	34,829,638
Total Other Investment Companies
(Cost $34,886,354)		34,886,704

Rights 0.0% of net assets

Spain 0.0%
Capital Goods 0.0%
ACS Actividades de Construccion y Servicios S.A. expires 02/9/17 *	952	428
Total Rights
(Cost $452)		428

16

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bill
0.52%, 03/16/17 (b)(c)	30,000	29,985
Total Short-Term Investment
(Cost $29,981)		29,985

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $1,353,546,474 and the unrealized appreciation and depreciation were $200,790,722 and ($51,939,148), respectively, with a net unrealized appreciation of $148,851,574.
At 01/31/17, the values of certain foreign securities held by the fund aggregating $1,253,250,958 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	Securities are traded on separate exchanges for the same entity.
(e)	Illiquid security. At the period end, the value of these amounted to $46,444,853 or 3.1% of net assets.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
ETF –	Exchange-traded fund
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

AUD –	Australian dollar
CHF –	Swiss franc
NZD –	New Zealand dollar
USD –	U.S. dollar
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long expires 03/17/17	146	12,617,320	265,258

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
06/21/2017	State Street Bank & Trust Co.	USD	1,409,324	AUD	1,864,000	(46,585)
03/15/2017	State Street Bank & Trust Co.	USD	11,380,644	CHF	11,236,000	277,497
04/27/2017	State Street Bank & Trust Co.	USD	18,343,324	NZD	25,065,000	(382,497)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(151,585)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$186,700,135	$—	$186,700,135
Australia [1]	—	75,144,757	—	75,144,757
Food, Beverage & Tobacco	2,382,726	4,602,684	—	6,985,410
Austria [1]	—	82,221	—	82,221
Materials	2,575,836	19,166	—	2,595,002
Canada [1]	90,106,006	—	—	90,106,006
China [1]	—	29,021,985	—	29,021,985
Software & Services	10,084,540	980,679	—	11,065,219
17

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Finland [1]	$—	$5,325,969	$—	$5,325,969
Capital Goods	2,052,306	4,869,629	—	6,921,935
France [1]	—	128,185,269	—	128,185,269
Capital Goods	4,571,639	23,856,239	—	28,427,878
Germany [1]	—	68,458,729	—	68,458,729
Capital Goods	5,102,510	27,304,317	—	32,406,827
Utilities	18,881	87,550	—	106,431
Hong Kong[1]	—	11,797,978	—	11,797,978
Consumer Durables & Apparel	14,641	36,352	—	50,993
Consumer Services	5,924,901	4,017,500	—	9,942,401
Technology Hardware & Equipment	—	4,377,052	— *	4,377,052
India [1]	—	13,864,975	—	13,864,975
Software & Services	7,543,950	881,163	—	8,425,113
Ireland [1]	—	3,596,261	—	3,596,261
Capital Goods	814,223	28,474	—	842,697
Consumer Services	33,230	—	—	33,230
Food, Beverage & Tobacco	6,203,438	—	—	6,203,438
Pharmaceuticals, Biotechnology & Life Sciences	1,321,339	3,207,035	—	4,528,374
Israel [1]	—	112,474	—	112,474
Pharmaceuticals, Biotechnology & Life Sciences	129,785	—	—	129,785
Software & Services	3,506,634	16,515	—	3,523,149
Technology Hardware & Equipment	1,823,351	—	—	1,823,351
Italy [1]	—	45,702,237	—	45,702,237
Consumer Durables & Apparel	3,809,898	5,383,305	—	9,193,203
Pharmaceuticals, Biotechnology & Life Sciences	531,877	—	—	531,877
Japan [1]	—	216,809,392	—	216,809,392
Software & Services	405,227	8,735,183	—	9,140,410
Mexico [1]	10,317,116	—	—	10,317,116
Netherlands [1]	—	12,129,872	—	12,129,872
Capital Goods	28,156	7,504,351	—	7,532,507
Semiconductors & Semiconductor Equipment	115,072	2,308,265	—	2,423,337
Peru [1]	2,282,681	—	—	2,282,681
Portugal [1]	—	73,232	—	73,232
Banks	—	—	— *	—
Singapore [1]	—	13,649,637	—	13,649,637
Capital Goods	2,180,988	115,101	—	2,296,089
Transportation	9,371,639	5,863,735	—	15,235,374
South Africa[1]	—	5,140,379	—	5,140,379
Food & Staples Retailing	2,548,118	557,190	—	3,105,308
Switzerland [1]	—	72,867,628	—	72,867,628
Capital Goods	3,073,023	5,537,283	—	8,610,306
Software & Services	401,298	4,634,015	—	5,035,313
Taiwan [1]	—	10,251,713	—	10,251,713
Semiconductors & Semiconductor Equipment	3,533,229	1,084,513	—	4,617,742
Thailand [1]	2,503,378	—	—	2,503,378
18

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
United Kingdom[1]	$—	$149,866,670	$—	$149,866,670
Capital Goods	13,348,291	43,514,610	—	56,862,901
Diversified Financials	2,808,492	12,403,312	—	15,211,804
Energy	1,791,406	8,069,301	—	9,860,707
Technology Hardware & Equipment	3,441,576	11,961,731	—	15,403,307
United States[1]	7,528,572	—	—	7,528,572
Preferred Stock[1]	—	12,513,195	—	12,513,195
Other Investment Companies[1]	34,886,704	—	—	34,886,704
Rights [1]	428	—	—	428
Short-Term Investment[1]	—	29,985	—	29,985
Total	$249,117,105	$1,253,280,943	$—	$1,502,398,048
Other Financial Instruments
Futures Contracts[2]	$265,258	$—	$—	$265,258
Forward Foreign Currency Exchange Contracts[2]	—	277,497	—	277,497
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($429,082)	$—	($429,082)
*	Level 3 amount shown includes securities determined to have no value at January 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $23,544,254 and $25,817,056 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
19

Laudus MarketMasters Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
20

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JAN17
21

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,785,077,789	2,113,694,774
0.3%	Other Investment Company	6,270,453	6,270,453
99.7%	Total Investments	1,791,348,242	2,119,965,227
0.3%	Other Assets and Liabilities, Net		6,380,783
100.0%	Net Assets		2,126,346,010

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.8%
Lear Corp.	262,170	37,251,735

Banks 5.6%
Bank of America Corp.	653,025	14,784,486
Citigroup, Inc.	1,002,593	55,974,767
Citizens Financial Group, Inc.	250,015	9,043,043
JPMorgan Chase & Co.	154,004	13,033,358
Regions Financial Corp.	1,814,773	26,150,879
		118,986,533

Capital Goods 7.6%
3M Co.	33,755	5,901,049
Allison Transmission Holdings, Inc.	479,184	16,761,856
Carlisle Cos., Inc.	229,359	25,025,360
Chicago Bridge & Iron Co., N.V.	34,527	1,146,642
Curtiss-Wright Corp.	85,820	8,415,509
Illinois Tool Works, Inc.	27,940	3,553,968
Ingersoll-Rand plc	164,581	13,059,502
Oshkosh Corp.	77,493	5,395,838
Owens Corning	511,903	28,282,641
Stanley Black & Decker, Inc.	328,246	40,702,504
The Boeing Co.	78,330	12,800,689
		161,045,558

Commercial & Professional Supplies 1.1%
ManpowerGroup, Inc.	199,887	19,081,213
The Dun & Bradstreet Corp.	42,357	5,193,815
		24,275,028

Consumer Durables & Apparel 0.5%
Michael Kors Holdings Ltd. *	255,983	10,958,632

Consumer Services 0.8%
International Game Technology plc	126,104	3,330,407
Starbucks Corp.	160,092	8,840,280
Wyndham Worldwide Corp.	68,512	5,416,559
		17,587,246

Security	Number of Shares	Value ($)
Diversified Financials 5.0%
Ally Financial, Inc.	771,928	16,303,119
Capital One Financial Corp.	196,853	17,202,984
Discover Financial Services	305,014	21,131,370
Morgan Stanley	719,202	30,558,893
The Bank of New York Mellon Corp.	211,403	9,456,056
Voya Financial, Inc.	298,727	12,014,800
		106,667,222

Energy 6.5%
Baker Hughes, Inc.	440,077	27,760,057
Chevron Corp.	190,793	21,244,800
ConocoPhillips	580,663	28,313,128
Exxon Mobil Corp.	336,806	28,254,655
QEP Resources, Inc. *	346,081	6,035,653
Valero Energy Corp.	415,560	27,327,226
		138,935,519

Food & Staples Retailing 2.2%
Wal-Mart Stores, Inc.	694,565	46,355,268

Food, Beverage & Tobacco 4.8%
Dr Pepper Snapple Group, Inc.	93,983	8,571,250
Fresh Del Monte Produce, Inc.	23,448	1,342,398
Ingredion, Inc.	32,922	4,220,271
Kellogg Co.	172,479	12,540,948
PepsiCo, Inc.	526,927	54,684,484
Philip Morris International, Inc.	93,667	9,004,209
The JM Smucker Co.	52,039	7,069,498
Tyson Foods, Inc., Class A	74,484	4,676,850
		102,109,908

Health Care Equipment & Services 4.6%
Becton, Dickinson & Co.	66,497	11,789,253
Boston Scientific Corp. *	336,607	8,098,765
Express Scripts Holding Co. *	75,989	5,234,122
Hill-Rom Holdings, Inc.	93,580	5,509,055
Hologic, Inc. *	766,196	31,053,924
IDEXX Laboratories, Inc. *	101,159	12,374,781
UnitedHealth Group, Inc.	96,414	15,628,709
WellCare Health Plans, Inc. *	55,497	8,077,033
		97,765,642

Household & Personal Products 3.2%
Colgate-Palmolive Co.	307,267	19,843,303
HRG Group, Inc. *	96,708	1,627,596
Spectrum Brands Holdings, Inc.	245,625	32,763,919
The Procter & Gamble Co.	145,546	12,749,829
		66,984,647

1

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 4.0%
American Financial Group, Inc.	180,208	15,528,523
Everest Re Group Ltd.	101,513	22,325,754
Loews Corp.	12,010	559,426
Reinsurance Group of America, Inc.	166,530	20,894,519
The Allstate Corp.	187,431	14,096,686
The Travelers Cos., Inc.	89,438	10,534,008
		83,938,916

Materials 2.2%
Axalta Coating Systems Ltd. *	393,690	11,417,010
Berry Plastics Group, Inc. *	450,616	22,994,934
Celanese Corp., Series A	106,380	8,978,472
Owens-Illinois, Inc. *	144,745	2,735,681
RPM International, Inc.	24,078	1,258,316
		47,384,413

Media 2.5%
Comcast Corp., Class A	454,124	34,250,032
Live Nation Entertainment, Inc. *	276,362	7,909,480
Twenty-First Century Fox, Inc., Class A	373,025	11,705,525
		53,865,037

Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	105,710	6,459,938
Amgen, Inc.	147,119	23,050,605
Biogen, Inc. *	63,752	17,674,604
Celgene Corp. *	138,127	16,043,451
Johnson & Johnson	228,039	25,825,417
Merck & Co., Inc.	977,999	60,626,158
Pfizer, Inc.	1,417,558	44,979,115
Thermo Fisher Scientific, Inc.	22,068	3,362,943
		198,022,231

Real Estate 2.3%
American Homes 4 Rent, Class A	121,344	2,703,544
Equity LifeStyle Properties, Inc.	158,484	11,718,307
Retail Properties of America, Inc., Class A	226,397	3,389,163
Senior Housing Properties Trust	543,810	10,359,581
SL Green Realty Corp.	194,071	21,147,917
		49,318,512

Retailing 5.3%
Amazon.com, Inc. *	83,255	68,558,827
Best Buy Co., Inc.	212,330	9,452,932
Burlington Stores, Inc. *	63,247	5,293,774
Kohl's Corp.	280,627	11,177,373
The Home Depot, Inc.	126,431	17,394,377
		111,877,283

Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	288,411	9,878,077
Intel Corp.	561,820	20,686,212
Maxim Integrated Products, Inc.	336,664	14,974,815
QUALCOMM, Inc.	102,180	5,459,477
		50,998,581

Software & Services 14.7%
Activision Blizzard, Inc.	740,361	29,769,916
Alphabet, Inc., Class A *	76,579	62,809,330
Alphabet, Inc., Class C *	10,791	8,598,161
Security	Number of Shares	Value ($)
Booz Allen Hamilton Holding Corp.	83,028	2,808,007
Citrix Systems, Inc. *	199,176	18,162,859
CoreLogic, Inc. *	128,218	4,522,249
eBay, Inc. *	378,285	12,040,812
Facebook, Inc., Class A *	166,569	21,707,272
First Data Corp., Class A *	342,612	5,255,668
International Business Machines Corp.	163,587	28,549,203
MasterCard, Inc., Class A	71,358	7,587,496
Microsoft Corp.	1,289,950	83,395,268
Synopsys, Inc. *	28,713	1,805,761
Teradata Corp. *	208,820	6,130,955
The Western Union Co.	172,500	3,377,550
VeriSign, Inc. *	96,010	7,700,962
Xerox Corp.	1,321,641	9,158,972
		313,380,441

Technology Hardware & Equipment 5.2%
Apple, Inc.	639,021	77,545,198
HP, Inc.	1,864,661	28,063,148
Seagate Technology plc	101,032	4,561,595
		110,169,941

Telecommunication Services 1.4%
AT&T, Inc.	456,704	19,254,641
T-Mobile US, Inc. *	177,591	11,058,591
		30,313,232

Transportation 2.0%
Delta Air Lines, Inc.	170,696	8,063,679
FedEx Corp.	134,212	25,380,832
JetBlue Airways Corp. *	420,943	8,254,692
		41,699,203

Utilities 4.4%
CenterPoint Energy, Inc.	919,875	24,109,924
Edison International	179,038	13,048,289
FirstEnergy Corp.	989,489	30,001,306
UGI Corp.	574,607	26,644,527
		93,804,046
Total Common Stock
(Cost $1,785,077,789)		2,113,694,774

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (a)	6,270,453	6,270,453

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $1,794,502,617 and the unrealized appreciation and depreciation were $341,801,746 and ($16,339,136), respectively, with a net unrealized appreciation of $325,462,610.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

2

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,113,694,774	$—	$—	$2,113,694,774
Other Investment Company[1]	6,270,453	—	—	6,270,453
Total	$2,119,965,227	$—	$—	$2,119,965,227
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
3

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	1,279,569,637	1,480,943,101
99.7%	Total Investments	1,279,569,637	1,480,943,101
0.3%	Other Assets and Liabilities, Net		5,039,940
100.0%	Net Assets		1,485,983,041

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.9%
Ford Motor Co.	331,533	4,097,748
Lear Corp.	170,587	24,238,707
		28,336,455

Banks 11.7%
Bank of America Corp.	1,315,859	29,791,048
Citigroup, Inc.	900,682	50,285,076
Citizens Financial Group, Inc.	761,056	27,527,396
JPMorgan Chase & Co.	229,467	19,419,792
Regions Financial Corp.	1,638,471	23,610,367
TCF Financial Corp.	753,209	13,068,176
Wells Fargo & Co.	118,286	6,663,050
Zions Bancorp	67,897	2,864,575
		173,229,480

Capital Goods 8.1%
Allison Transmission Holdings, Inc.	651,751	22,798,250
Carlisle Cos., Inc.	227,722	24,846,748
Curtiss-Wright Corp.	7,557	741,039
EMCOR Group, Inc.	16,973	1,182,848
General Electric Co.	52,083	1,546,865
Ingersoll-Rand plc	162,755	12,914,609
KBR, Inc.	193,787	3,296,317
Oshkosh Corp.	100,035	6,965,437
Owens Corning	192,432	10,631,868
Raytheon Co.	81,874	11,802,956
Stanley Black & Decker, Inc.	179,093	22,207,532
The Timken Co.	42,837	1,901,963
		120,836,432

Commercial & Professional Supplies 0.4%
RR Donnelley & Sons Co.	334,352	5,734,137

Consumer Services 0.1%
International Game Technology plc	43,937	1,160,376

Diversified Financials 8.3%
Ally Financial, Inc.	618,578	13,064,367
Berkshire Hathaway, Inc., Class B *	70,364	11,549,547
Capital One Financial Corp.	303,078	26,485,987
Security	Number of Shares	Value ($)
Discover Financial Services	330,850	22,921,288
Morgan Stanley	614,263	26,100,035
The Bank of New York Mellon Corp.	77,089	3,448,191
The Goldman Sachs Group, Inc.	21,157	4,851,723
Thomson Reuters Corp.	39,944	1,791,089
Voya Financial, Inc.	332,564	13,375,724
		123,587,951

Energy 13.0%
Anadarko Petroleum Corp.	46,642	3,243,018
Baker Hughes, Inc.	371,984	23,464,751
Chevron Corp.	353,591	39,372,358
ConocoPhillips	431,503	21,040,086
EOG Resources, Inc.	25,127	2,552,401
Exxon Mobil Corp.	625,643	52,485,191
Noble Energy, Inc.	82,159	3,266,642
Patterson-UTI Energy, Inc.	64,264	1,801,962
PDC Energy, Inc. *	20,928	1,547,416
QEP Resources, Inc. *	169,120	2,949,453
Rowan Cos. plc, Class A *	579,739	10,388,923
Valero Energy Corp.	366,955	24,130,961
World Fuel Services Corp.	170,079	7,565,114
		193,808,276

Food & Staples Retailing 1.5%
Wal-Mart Stores, Inc.	343,225	22,906,836

Food, Beverage & Tobacco 4.0%
Fresh Del Monte Produce, Inc.	25,586	1,464,799
Kellogg Co.	113,027	8,218,193
PepsiCo, Inc.	310,516	32,225,351
Post Holdings, Inc. *	10,549	882,740
The JM Smucker Co.	45,845	6,228,043
Tyson Foods, Inc., Class A	175,513	11,020,461
		60,039,587

Health Care Equipment & Services 5.2%
Allscripts Healthcare Solutions, Inc. *	740,376	8,669,803
Becton, Dickinson & Co.	135,018	23,937,341
Boston Scientific Corp. *	323,341	7,779,585
Express Scripts Holding Co. *	215,763	14,861,755
Hill-Rom Holdings, Inc.	43,487	2,560,080
Hologic, Inc. *	69,379	2,811,931
IDEXX Laboratories, Inc. *	90,757	11,102,304
McKesson Corp.	34,769	4,838,106
		76,560,905

Household & Personal Products 3.6%
Colgate-Palmolive Co.	425,325	27,467,489
Spectrum Brands Holdings, Inc.	146,990	19,606,996
The Procter & Gamble Co.	69,462	6,084,871
		53,159,356

1

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 6.8%
Aflac, Inc.	8,330	583,017
Aspen Insurance Holdings Ltd.	268,030	15,116,892
CNA Financial Corp.	48,584	2,023,524
Everest Re Group Ltd.	80,587	17,723,499
Loews Corp.	170,321	7,933,552
Reinsurance Group of America, Inc.	231,285	29,019,329
The Allstate Corp.	207,887	15,635,181
The Travelers Cos., Inc.	107,068	12,610,469
		100,645,463

Materials 2.4%
Axalta Coating Systems Ltd. *	207,166	6,007,814
Berry Plastics Group, Inc. *	143,442	7,319,845
Cabot Corp.	201,305	11,146,258
RPM International, Inc.	54,675	2,857,315
Steel Dynamics, Inc.	234,643	7,933,280
		35,264,512

Media 0.1%
Live Nation Entertainment, Inc. *	41,830	1,197,175

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
Amgen, Inc.	72,318	11,330,784
Johnson & Johnson	48,135	5,451,289
Merck & Co., Inc.	433,226	26,855,680
Pfizer, Inc.	1,183,695	37,558,642
		81,196,395

Real Estate 5.3%
American Homes 4 Rent, Class A	142,868	3,183,099
American Tower Corp.	28,311	2,930,189
CBL & Associates Properties, Inc.	517,326	5,612,987
Corporate Office Properties Trust	185,718	5,909,547
DuPont Fabros Technology, Inc.	58,752	2,789,545
Empire State Realty Trust, Inc., Class A	277,003	5,675,791
Equity LifeStyle Properties, Inc.	208,157	15,391,129
Outfront Media, Inc.	70,229	1,926,381
Retail Properties of America, Inc., Class A	1,128,328	16,891,070
Senior Housing Properties Trust	315,766	6,015,342
SL Green Realty Corp.	106,796	11,637,560
		77,962,640

Retailing 1.8%
Amazon.com, Inc. *	8,634	7,109,926
Best Buy Co., Inc.	366,111	16,299,262
Kohl's Corp.	78,256	3,116,937
		26,526,125

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	737,609	27,158,763
QUALCOMM, Inc.	194,721	10,403,943
		37,562,706

Security	Number of Shares	Value ($)
Software & Services 3.3%
Activision Blizzard, Inc.	509,441	20,484,623
Alphabet, Inc., Class A *	10,436	8,559,503
Citrix Systems, Inc. *	11,671	1,064,278
eBay, Inc. *	189,451	6,030,225
Nuance Communications, Inc. *	550,615	8,732,754
Science Applications International Corp.	36,398	2,963,525
Xerox Corp.	258,734	1,793,027
		49,627,935

Technology Hardware & Equipment 4.5%
Apple, Inc.	62,473	7,581,099
Arrow Electronics, Inc. *	29,595	2,175,824
Cisco Systems, Inc.	480,983	14,775,798
CommScope Holding Co., Inc. *	90,829	3,435,153
HP, Inc.	1,753,086	26,383,944
Jabil Circuit, Inc.	71,650	1,718,167
NCR Corp. *	186,696	8,031,662
NetApp, Inc.	79,472	3,045,367
		67,147,014

Telecommunication Services 2.3%
AT&T, Inc.	814,445	34,337,001

Transportation 1.3%
Delta Air Lines, Inc.	44,607	2,107,235
FedEx Corp.	59,886	11,325,041
Hawaiian Holdings, Inc. *	29,100	1,482,645
JetBlue Airways Corp. *	210,154	4,121,120
		19,036,041

Utilities 6.1%
CenterPoint Energy, Inc.	1,220,590	31,991,664
DTE Energy Co.	22,799	2,248,893
Exelon Corp.	168,996	6,063,576
FirstEnergy Corp.	876,081	26,562,776
UGI Corp.	522,178	24,213,394
		91,080,303
Total Common Stock
(Cost $1,279,569,637)		1,480,943,101

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $1,279,735,856 and the unrealized appreciation and depreciation were $221,746,939 and ($20,539,694), respectively, with a net unrealized appreciation of $201,207,245.
*	Non-income producing security.

2

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,480,943,101	$—	$—	$1,480,943,101
Total	$1,480,943,101	$—	$—	$1,480,943,101
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
3

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	189,205,427	221,764,506
0.3%	Short-Term Investment	714,952	714,952
100.1%	Total Investments	189,920,379	222,479,458
(0.1%)	Other Assets and Liabilities, Net		(209,817)
100.0%	Net Assets		222,269,641

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Lear Corp.	26,059	3,702,723

Banks 0.3%
Citigroup, Inc.	7,374	411,690
MGIC Investment Corp. *	24,964	265,867
		677,557

Capital Goods 7.7%
Allison Transmission Holdings, Inc.	76,329	2,669,988
Carlisle Cos., Inc.	28,432	3,102,216
Curtiss-Wright Corp.	8,382	821,939
EMCOR Group, Inc.	23,944	1,668,657
Ingersoll-Rand plc	24,354	1,932,490
Lockheed Martin Corp.	4,173	1,048,800
Oshkosh Corp.	6,242	434,630
Owens Corning	44,611	2,464,758
Stanley Black & Decker, Inc.	10,850	1,345,400
The Boeing Co.	9,478	1,548,895
		17,037,773

Commercial & Professional Supplies 1.1%
ManpowerGroup, Inc.	15,348	1,465,120
RR Donnelley & Sons Co.	59,133	1,014,131
		2,479,251

Consumer Durables & Apparel 1.3%
Brunswick Corp.	3,627	217,112
Michael Kors Holdings Ltd. *	61,997	2,654,092
		2,871,204

Consumer Services 2.7%
Aramark	40,429	1,368,118
International Game Technology plc	54,378	1,436,123
Starbucks Corp.	29,642	1,636,831
Vail Resorts, Inc.	7,889	1,353,279
Yum China Holdings, Inc. *	11,069	304,176
		6,098,527

Security	Number of Shares	Value ($)
Diversified Financials 0.5%
The Goldman Sachs Group, Inc.	5,113	1,172,513

Food & Staples Retailing 3.2%
CVS Health Corp.	25,687	2,024,392
Sysco Corp.	33,162	1,739,679
Wal-Mart Stores, Inc.	49,939	3,332,929
		7,097,000

Food, Beverage & Tobacco 6.4%
Altria Group, Inc.	22,964	1,634,578
Campbell Soup Co.	21,927	1,364,517
Dr Pepper Snapple Group, Inc.	16,929	1,543,925
Fresh Del Monte Produce, Inc.	9,698	555,210
Kellogg Co.	14,323	1,041,425
PepsiCo, Inc.	61,174	6,348,638
Post Holdings, Inc. *	4,541	379,991
The JM Smucker Co.	2,780	377,663
Tyson Foods, Inc., Class A	17,203	1,080,176
		14,326,123

Health Care Equipment & Services 5.7%
Allscripts Healthcare Solutions, Inc. *	137,920	1,615,043
Becton, Dickinson & Co.	14,564	2,582,052
Boston Scientific Corp. *	51,427	1,237,334
Hologic, Inc. *	34,984	1,417,901
IDEXX Laboratories, Inc. *	10,240	1,252,659
McKesson Corp.	6,473	900,718
Teleflex, Inc.	3,520	590,410
UnitedHealth Group, Inc.	7,980	1,293,558
WellCare Health Plans, Inc. *	12,422	1,807,898
		12,697,573

Household & Personal Products 0.7%
Spectrum Brands Holdings, Inc.	11,168	1,489,700

Insurance 2.5%
American Financial Group, Inc.	11,272	971,308
Everest Re Group Ltd.	5,841	1,284,611
Reinsurance Group of America, Inc.	15,854	1,989,202
The Allstate Corp.	8,851	665,684
The Travelers Cos., Inc.	4,867	573,235
		5,484,040

Materials 2.5%
Axalta Coating Systems Ltd. *	33,484	971,036
Berry Plastics Group, Inc. *	45,252	2,309,210
Cabot Corp.	42,081	2,330,025
		5,610,271

1

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media 5.2%
Comcast Corp., Class A	68,970	5,201,717
Live Nation Entertainment, Inc. *	114,399	3,274,099
Omnicom Group, Inc.	10,597	907,633
Twenty-First Century Fox, Inc., Class A	66,199	2,077,325
		11,460,774

Pharmaceuticals, Biotechnology & Life Sciences 10.8%
AbbVie, Inc.	64,331	3,931,267
Amgen, Inc.	30,436	4,768,713
Biogen, Inc. *	7,358	2,039,932
Bruker Corp.	32,703	776,042
Celgene Corp. *	12,424	1,443,048
Charles River Laboratories International, Inc. *	3,553	287,082
Johnson & Johnson	17,453	1,976,552
Merck & Co., Inc.	53,608	3,323,160
Pfizer, Inc.	110,338	3,501,025
Thermo Fisher Scientific, Inc.	9,078	1,383,396
VWR Corp. *	21,744	563,387
		23,993,604

Real Estate 3.8%
American Homes 4 Rent, Class A	26,234	584,493
American Tower Corp.	12,360	1,279,260
Empire State Realty Trust, Inc., Class A	18,208	373,082
Equity LifeStyle Properties, Inc.	15,674	1,158,935
Retail Properties of America, Inc., Class A	221,847	3,321,050
Senior Housing Properties Trust	40,895	779,050
SL Green Realty Corp.	8,766	955,231
		8,451,101

Retailing 8.7%
Amazon.com, Inc. *	10,858	8,941,346
Best Buy Co., Inc.	60,031	2,672,580
Burlington Stores, Inc. *	19,898	1,665,463
Kohl's Corp.	7,629	303,863
Target Corp.	20,056	1,293,211
The Home Depot, Inc.	32,501	4,471,487
		19,347,950

Semiconductors & Semiconductor Equipment 2.0%
Applied Materials, Inc.	36,328	1,244,234
Intel Corp.	21,712	799,436
Lam Research Corp.	4,655	534,673
Maxim Integrated Products, Inc.	41,061	1,826,393
		4,404,736

Software & Services 21.2%
Activision Blizzard, Inc.	68,610	2,758,808
Alphabet, Inc., Class A *	12,246	10,044,047
Booz Allen Hamilton Holding Corp.	19,141	647,349
Check Point Software Technologies Ltd. *	10,635	1,050,419
Citrix Systems, Inc. *	16,348	1,490,774
Conduent, Inc. *	11,948	178,742
CoreLogic, Inc. *	67,527	2,381,677
eBay, Inc. *	22,912	729,289
Facebook, Inc., Class A *	37,065	4,830,311
First Data Corp., Class A *	52,471	804,905
GoDaddy, Inc., Class A *	40,894	1,461,143
Security	Number of Shares	Value ($)
International Business Machines Corp.	15,648	2,730,889
MasterCard, Inc., Class A	24,042	2,556,386
Microsoft Corp.	139,513	9,019,515
Nuance Communications, Inc. *	108,864	1,726,583
Synopsys, Inc. *	7,624	479,473
Teradata Corp. *	76,506	2,246,216
The Western Union Co.	77,506	1,517,568
Xerox Corp.	59,742	414,012
		47,068,106

Technology Hardware & Equipment 8.0%
Apple, Inc.	92,234	11,192,596
Arrow Electronics, Inc. *	12,681	932,307
CommScope Holding Co., Inc. *	32,055	1,212,320
F5 Networks, Inc. *	9,476	1,270,068
HP, Inc.	68,726	1,034,327
NCR Corp. *	40,757	1,753,366
Seagate Technology plc	7,400	334,110
		17,729,094

Telecommunication Services 1.6%
AT&T, Inc.	11,581	488,255
T-Mobile US, Inc. *	49,758	3,098,431
		3,586,686

Transportation 1.0%
FedEx Corp.	7,673	1,451,041
JetBlue Airways Corp. *	37,618	737,689
		2,188,730

Utilities 1.2%
CenterPoint Energy, Inc.	31,847	834,710
FirstEnergy Corp.	29,903	906,659
UGI Corp.	22,603	1,048,101
		2,789,470
Total Common Stock
(Cost $189,205,427)		221,764,506
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (a)	714,952	714,952
Total Short-Term Investment
(Cost $714,952)		714,952

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $189,920,379 and the unrealized appreciation and depreciation were $37,096,511 and ($4,537,432), respectively, with a net unrealized appreciation of $32,559,079.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

2

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$221,764,506	$—	$—	$221,764,506
Short-Term Investment[1]	—	714,952	—	714,952
Total	$221,764,506	$714,952	$—	$222,479,458
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
3

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	538,185,596	623,739,773
1.2%	Other Investment Company	7,795,258	7,795,258
0.8%	Short-Term Investment	4,818,483	4,818,483
101.1%	Total Investments	550,799,337	636,353,514
(1.1%)	Other Assets and Liabilities, Net		(7,067,605)
100.0%	Net Assets		629,285,909

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Automobiles & Components 1.9%
Cooper-Standard Holding, Inc. *	46,983	4,946,370
Tenneco, Inc. *	102,457	6,910,725
		11,857,095

Banks 13.1%
1st Source Corp.	35,101	1,583,406
BancFirst Corp.	13,210	1,246,363
Banco Latinoamericano de Comercio Exterior, S.A., Class E	36,446	991,331
BancorpSouth, Inc.	13,090	388,773
Berkshire Hills Bancorp, Inc.	4,059	143,689
Boston Private Financial Holdings, Inc.	34,051	561,842
Capital Bank Financial Corp., Class A	3,536	139,318
Cathay General Bancorp	5,130	186,937
Central Pacific Financial Corp.	13,612	426,464
Central Valley Community Bancorp	14,736	298,109
Community Bank System, Inc.	9,769	570,119
Community Trust Bancorp, Inc.	4,493	207,801
Essent Group Ltd. *	140,864	4,869,668
Farmers Capital Bank Corp.	4,021	149,380
Federal Agricultural Mortgage Corp., Class C	77,879	4,334,745
Financial Institutions, Inc.	19,484	641,998
First BanCorp (Puerto Rico) *	1,284,730	8,633,386
First Citizens BancShares, Inc., Class A	4,287	1,572,214
First Community Bancshares, Inc.	27,051	787,184
First Financial Corp.	41,977	2,029,588
First Interstate BancSystem, Inc., Class A	28,960	1,191,704
First Midwest Bancorp, Inc.	24,557	596,244
Fulton Financial Corp.	37,483	682,191
Great Southern Bancorp, Inc.	5,287	264,614
Great Western Bancorp, Inc.	64,627	2,762,804
Heartland Financial USA, Inc.	27,247	1,275,160
Hilltop Holdings, Inc.	18,327	501,793
International Bancshares Corp.	198,793	7,375,220
MGIC Investment Corp. *	832,587	8,867,052
MidWestOne Financial Group, Inc.	2,163	76,376
NBT Bancorp, Inc.	3,458	140,879
OFG Bancorp	591,172	7,833,029
Peapack-Gladstone Financial Corp.	6,545	197,692
Preferred Bank	31,993	1,772,732
Radian Group, Inc.	122,812	2,259,741
Security	Number of Shares	Value ($)
Republic Bancorp, Inc., Class A	25,606	887,248
Synovus Financial Corp.	9,750	406,380
TCF Financial Corp.	435,501	7,555,942
Towne Bank	4,452	143,354
TriState Capital Holdings, Inc. *	21,600	479,520
Triumph Bancorp, Inc. *	32,538	880,153
Union Bankshares Corp.	4,238	155,789
United Community Banks, Inc.	187,305	5,268,890
Waterstone Financial, Inc.	23,910	432,771
Westamerica Bancorp	5,072	287,836
Wintrust Financial Corp.	6,128	438,765
		82,496,194

Capital Goods 7.4%
Atkore International Group, Inc. *	77,484	2,070,372
Blue Bird Corp. *(a)	21,252	358,096
BWX Technologies, Inc.	70,842	2,939,235
Columbus McKinnon Corp.	45,661	1,255,221
EMCOR Group, Inc.	24,531	1,709,565
EnerSys	55,741	4,345,011
Global Brass & Copper Holdings, Inc.	165,270	5,478,701
GMS, Inc. *	53,291	1,590,203
Hillenbrand, Inc.	149,878	5,478,041
Kadant, Inc.	10,236	630,538
Meritor, Inc. *	95,914	1,384,039
Moog, Inc., Class A *	54,330	3,578,717
NCI Building Systems, Inc. *	62,774	1,004,384
Ply Gem Holdings, Inc. *	194,496	3,141,110
Regal Beloit Corp.	46,338	3,364,139
Sparton Corp. *	58,875	1,276,410
The Greenbrier Cos., Inc.	32,956	1,441,825
Vectrus, Inc. *	253,181	5,706,700
		46,752,307

Commercial & Professional Supplies 4.6%
ACCO Brands Corp. *	190,794	2,432,624
ARC Document Solutions, Inc. *	30,710	144,644
Kelly Services, Inc., Class A	39,416	882,524
Knoll, Inc.	26,036	679,800
Quad Graphics, Inc.	258,727	6,776,060
The Brink's Co.	156,713	6,973,728
TriNet Group, Inc. *	294,793	7,496,586
TrueBlue, Inc. *	153,606	3,801,749
		29,187,715

Consumer Durables & Apparel 2.4%
American Outdoor Brands Corp. *(a)	149,343	3,181,006
Culp, Inc.	31,287	1,007,441
Installed Building Products, Inc. *	97,777	3,999,079
JAKKS Pacific, Inc. *(a)	291,510	1,486,701
M/I Homes, Inc. *	31,868	801,161
Movado Group, Inc.	73,944	2,007,580

1

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Perry Ellis International, Inc. *	101,423	2,392,569
Vera Bradley, Inc. *	8,145	93,342
		14,968,879

Consumer Services 2.4%
BJ's Restaurants, Inc. *	16,765	595,996
Bloomin' Brands, Inc.	399,559	6,836,454
Capella Education Co.	19,655	1,680,503
K12, Inc. *	78,029	1,555,118
Planet Fitness, Inc., Class A	23,918	503,235
Red Rock Resorts, Inc., Class A	144,882	3,401,829
Regis Corp. *	57,435	799,495
		15,372,630

Diversified Financials 1.3%
Enova International, Inc. *	44,541	628,028
GAMCO Investors, Inc., Class A	7,344	214,445
Marlin Business Services Corp.	6,464	148,349
Nelnet, Inc., Class A	10,329	506,431
NewStar Financial, Inc. *	63,610	564,857
Regional Management Corp. *	109,336	2,734,493
World Acceptance Corp. *	61,901	3,037,482
		7,834,085

Energy 4.4%
Abraxas Petroleum Corp. *	307,819	760,313
Contango Oil & Gas Co. *	23,718	192,116
EP Energy Corp., Class A *(a)	14,897	78,060
Evolution Petroleum Corp.	60,526	526,576
Green Plains, Inc.	111,009	2,497,703
Matrix Service Co. *	252,101	5,647,062
McDermott International, Inc. *	988,444	8,006,396
Natural Gas Services Group, Inc. *	18,205	522,484
Overseas Shipholding Group, Inc., Class A	168,067	825,209
Pacific Ethanol, Inc. *	92,955	659,981
Renewable Energy Group, Inc. *	300,725	2,616,307
TETRA Technologies, Inc. *	1,013,493	5,026,925
Unit Corp. *	12,763	331,838
		27,690,970

Food & Staples Retailing 0.2%
Village Super Market, Inc., Class A	48,384	1,465,551

Food, Beverage & Tobacco 2.2%
Coca-Cola Bottling Co. Consolidated	9,826	1,659,022
Dean Foods Co.	356,819	7,086,425
Fresh Del Monte Produce, Inc.	83,676	4,790,451
Omega Protein Corp. *	2,600	64,870
		13,600,768

Health Care Equipment & Services 3.6%
Accuray, Inc. *	294,538	1,693,593
Allscripts Healthcare Solutions, Inc. *	388,965	4,554,780
AngioDynamics, Inc. *	58,900	947,995
Cantel Medical Corp.	1,824	141,196
Civitas Solutions, Inc. *	19,759	361,590
Cynosure, Inc., Class A *	3,422	182,735
Exactech, Inc. *	14,757	363,760
Haemonetics Corp. *	50,300	2,004,958
Halyard Health, Inc. *	49,996	1,923,346
HMS Holdings Corp. *	77,051	1,399,246
Merit Medical Systems, Inc. *	17,638	448,005
Natus Medical, Inc. *	27,604	1,077,936
Security	Number of Shares	Value ($)
NxStage Medical, Inc. *	20,015	538,404
OraSure Technologies, Inc. *	13,001	114,669
Orthofix International N.V. *	89,387	3,212,569
Quality Systems, Inc. *	77,600	1,164,776
RadNet, Inc. *	89,732	520,446
RTI Surgical, Inc. *	82,975	269,669
Surmodics, Inc. *	13,591	328,902
Tenet Healthcare Corp. *	83,981	1,477,226
Utah Medical Products, Inc.	1,991	123,840
		22,849,641

Household & Personal Products 2.0%
HRG Group, Inc. *	447,240	7,527,049
Natural Health Trends Corp. (a)	6,094	152,838
Nutraceutical International Corp.	4,270	143,045
USANA Health Sciences, Inc. *	79,387	4,945,810
		12,768,742

Insurance 2.5%
Ambac Financial Group, Inc. *	321,171	6,718,897
Aspen Insurance Holdings Ltd.	64,803	3,654,889
Maiden Holdings Ltd.	39,625	703,344
National Western Life Group, Inc., Class A	14,963	4,386,404
		15,463,534

Materials 4.4%
A. Schulman, Inc.	45,239	1,560,746
Chase Corp.	8,200	721,600
Coeur Mining, Inc. *	17,019	198,271
Koppers Holdings, Inc. *	130,658	5,285,116
Olympic Steel, Inc.	7,411	166,748
OMNOVA Solutions, Inc. *	307,118	2,794,774
Rayonier Advanced Materials, Inc.	215,632	2,926,126
Ryerson Holding Corp. *	107,165	1,135,949
SunCoke Energy, Inc. *	165,121	1,456,367
Tredegar Corp.	85,969	1,912,810
Trinseo S.A.	87,674	5,676,892
Worthington Industries, Inc.	84,485	4,037,538
		27,872,937

Media 1.7%
Gannett Co., Inc.	136,044	1,308,743
Meredith Corp.	52,586	3,223,522
New Media Investment Group, Inc.	86,345	1,315,898
Sinclair Broadcast Group, Inc., Class A	119,708	4,040,145
tronc, Inc. *	81,267	1,077,600
		10,965,908

Pharmaceuticals, Biotechnology & Life Sciences 11.8%
Acorda Therapeutics, Inc. *	164,582	3,373,931
AMAG Pharmaceuticals, Inc. *	102,830	2,478,203
Amphastar Pharmaceuticals, Inc. *	31,602	497,731
BioSpecifics Technologies Corp. *	30,271	1,552,600
Catalent, Inc. *	200,161	5,356,308
Depomed, Inc. *	77,740	1,406,317
Emergent BioSolutions, Inc. *	221,176	6,694,998
Five Prime Therapeutics, Inc. *	25,525	1,169,300
Genomic Health, Inc. *	127,850	3,513,318
Horizon Pharma plc *	125,127	2,048,329
Impax Laboratories, Inc. *	137,379	1,806,534
INC Research Holdings, Inc., Class A *	136,404	7,229,412
Ironwood Pharmaceuticals, Inc. *	123,060	1,769,603
Lexicon Pharmaceuticals, Inc. *	31,861	456,568
Ligand Pharmaceuticals, Inc. *	10,482	1,111,197

2

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Myriad Genetics, Inc. *	198,952	3,219,043
PAREXEL International Corp. *	62,542	4,433,602
PDL BioPharma, Inc.	396,033	871,273
Phibro Animal Health Corp., Class A	56,039	1,496,241
PRA Health Sciences, Inc. *	34,785	2,038,053
Prestige Brands Holdings, Inc. *	137,532	7,256,188
Repligen Corp. *	90,613	2,722,015
Retrophin, Inc. *	18,006	353,278
SciClone Pharmaceuticals, Inc. *	221,102	2,244,185
Spectrum Pharmaceuticals, Inc. *	869,966	4,054,042
Sucampo Pharmaceuticals, Inc., Class A *	95,769	1,067,824
Vanda Pharmaceuticals, Inc. *	206,691	2,924,678
Xencor, Inc. *	45,248	1,078,260
		74,223,031

Real Estate 8.3%
CBL & Associates Properties, Inc.	254,671	2,763,180
Columbia Property Trust, Inc.	108,951	2,424,160
CorEnergy Infrastructure Trust, Inc.	52,968	1,901,551
DuPont Fabros Technology, Inc.	106,993	5,080,028
Forestar Group, Inc. *	305,970	3,992,909
LaSalle Hotel Properties	62,420	1,883,211
Mack-Cali Realty Corp.	258,634	7,246,925
MedEquities Realty Trust, Inc.	1,209	13,178
New Senior Investment Group, Inc.	375,236	3,756,112
Pennsylvania Real Estate Investment Trust	195,017	3,492,755
PS Business Parks, Inc.	1,810	202,792
RE/MAX Holdings, Inc., Class A	96,542	5,411,179
Ryman Hospitality Properties, Inc.	20,273	1,240,302
Saul Centers, Inc.	55,635	3,532,266
Summit Hotel Properties, Inc.	177,078	2,803,145
Washington Prime Group, Inc.	681,676	6,578,173
		52,321,866

Retailing 2.4%
Chico's FAS, Inc.	15,002	202,377
Francesca's Holdings Corp. *	75,977	1,325,039
Genesco, Inc. *	34,174	2,057,275
Kirkland's, Inc. *	92,648	1,285,954
Nutrisystem, Inc.	33,940	1,121,717
Rent-A-Center, Inc.	509,639	4,566,366
Shutterfly, Inc. *	29,922	1,535,896
Tailored Brands, Inc.	64,860	1,378,275
The Children's Place, Inc.	16,228	1,574,116
		15,047,015

Semiconductors & Semiconductor Equipment 4.3%
Advanced Energy Industries, Inc. *	137,716	8,103,210
Amkor Technology, Inc. *	485,949	4,572,780
Cirrus Logic, Inc. *	97,237	5,865,336
IXYS Corp.	95,563	1,156,312
MaxLinear, Inc., Class A *	85,135	2,177,753
Tessera Holding Corp.	111,031	5,018,601
		26,893,992

Software & Services 8.5%
Barracuda Networks, Inc. *	83,453	1,960,311
BroadSoft, Inc. *	110,566	4,643,772
Carbonite, Inc. *	167,432	2,888,202
Cardtronics plc, Class A *	91,169	4,976,004
CommVault Systems, Inc. *	43,580	2,139,778
Cornerstone OnDemand, Inc. *	29,893	1,216,346
DHI Group, Inc. *	400,649	2,283,699
EVERTEC, Inc.	414,182	7,061,803
Exa Corp. *	10,480	162,440
Security	Number of Shares	Value ($)
Five9, Inc. *	103,338	1,597,606
GoDaddy, Inc., Class A *	140,077	5,004,951
j2 Global, Inc.	18,858	1,580,489
Progress Software Corp.	251,459	7,045,881
RealPage, Inc. *	125,918	3,853,091
Synchronoss Technologies, Inc. *	46,886	1,806,049
Take-Two Interactive Software, Inc. *	4,283	229,783
Web.com Group, Inc. *	202,097	3,829,738
Zix Corp. *	214,133	1,021,414
		53,301,357

Technology Hardware & Equipment 5.4%
Anixter International, Inc. *	9,521	814,046
Bel Fuse, Inc., Class B	54,166	1,722,479
Ciena Corp. *	110,271	2,683,996
Eastman Kodak Co. *	138,512	1,856,061
Extreme Networks, Inc. *	751,036	4,153,229
Finisar Corp. *	207,695	6,141,541
Insight Enterprises, Inc. *	122,704	4,556,000
Ixia *	46,582	906,020
NETGEAR, Inc. *	89,111	5,070,416
Sanmina Corp. *	53,051	2,066,336
TTM Technologies, Inc. *	259,622	3,850,194
		33,820,318

Telecommunication Services 0.5%
Hawaiian Telcom Holdco, Inc. *	23,148	574,765
IDT Corp., Class B	132,742	2,548,646
		3,123,411

Transportation 1.2%
Hawaiian Holdings, Inc. *	87,127	4,439,120
Park-Ohio Holdings Corp.	5,089	228,242
SkyWest, Inc.	32,510	1,150,854
YRC Worldwide, Inc. *	100,641	1,502,570
		7,320,786

Utilities 2.6%
Atlantic Power Corp. *	649,559	1,526,464
Consolidated Water Co., Ltd.	3,924	40,417
NRG Yield, Inc., Class A	149,237	2,425,101
Southwest Gas Holdings, Inc.	101,798	8,201,865
Spark Energy, Inc., Class A (a)	168,170	4,347,194
		16,541,041
Total Common Stock
(Cost $538,185,596)		623,739,773

Other Investment Company 1.2% of net assets

Securities Lending Collateral 1.2%
Wells Fargo Government Money Market Fund, Select Class 0.46% (b)	7,795,258	7,795,258
Total Other Investment Company
(Cost $7,795,258)		7,795,258

3

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	4,818,483	4,818,483
Total Short-Term Investment
(Cost $4,818,483)		4,818,483

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $551,375,820 and the unrealized appreciation and depreciation were $119,360,113 and ($34,382,419), respectively, with a net unrealized appreciation of $84,977,694.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,534,439.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/17/17	61	4,146,475	(40,677)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$623,739,773	$—	$—	$623,739,773
Other Investment Company[1]	7,795,258	—	—	7,795,258
Short-Term Investment[1]	—	4,818,483	—	4,818,483
Total	$631,535,031	$4,818,483	$—	$636,353,514
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($40,677)	$—	$—	($40,677)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
4

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	215,462,165	241,077,910
1.5%	Other Investment Company	3,547,842	3,547,842
99.9%	Total Investments	219,010,007	244,625,752
(41.4%)	Short Sales	(97,594,188)	(101,348,143)
41.5%	Other Assets and Liabilities, Net		101,697,639
100.0%	Net Assets		244,975,248

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Automobiles & Components 1.0%
Lear Corp.	13,525	1,921,767
Tenneco, Inc. *(a)	8,931	602,396
		2,524,163

Banks 6.9%
Bank of America Corp. (a)	231,352	5,237,809
CIT Group, Inc.	24,621	1,014,139
Citigroup, Inc. (a)	97,435	5,439,796
Citizens Financial Group, Inc.	22,034	796,970
MGIC Investment Corp. *	89,633	954,591
Regions Financial Corp. (a)	214,728	3,094,231
The PNC Financial Services Group, Inc. (a)	2,582	311,028
		16,848,564

Capital Goods 4.8%
Allison Transmission Holdings, Inc. (a)	85,439	2,988,656
Briggs & Stratton Corp.	6,345	137,433
Curtiss-Wright Corp.	2,540	249,072
L3 Technologies, Inc.	3,016	478,609
Lockheed Martin Corp.	6,686	1,680,392
Owens Corning	4,139	228,680
Raytheon Co.	1,843	265,687
Regal Beloit Corp.	11,624	843,902
Spirit AeroSystems Holdings, Inc., Class A (a)	11,351	681,628
The Boeing Co.	11,489	1,877,532
The Timken Co.	40,965	1,818,846
WESCO International, Inc. *	6,901	487,901
		11,738,338

Commercial & Professional Supplies 3.4%
Brady Corp., Class A	6,197	225,261
LSC Communications, Inc.	26,430	692,995
ManpowerGroup, Inc.	19,837	1,893,640
RR Donnelley & Sons Co. (a)	105,635	1,811,640
The Brink's Co. (a)	41,218	1,834,201
West Corp.	81,930	1,988,441
		8,446,178

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 2.0%
American Outdoor Brands Corp. *(a)	112,905	2,404,877
Lennar Corp., Class A	16,262	726,098
Michael Kors Holdings Ltd. *	30,447	1,303,436
PVH Corp.	5,198	487,624
		4,922,035

Consumer Services 1.8%
Bloomin' Brands, Inc. (a)	82,765	1,416,109
International Game Technology plc (a)	110,676	2,922,953
		4,339,062

Diversified Financials 3.0%
Ally Financial, Inc. (a)	178,131	3,762,127
Capital One Financial Corp.	8,105	708,296
Navient Corp.	128,124	1,926,985
Voya Financial, Inc. (a)	23,931	962,505
		7,359,913

Energy 8.3%
Anadarko Petroleum Corp.	9,806	681,811
Apache Corp.	6,978	417,424
Baker Hughes, Inc.	37,188	2,345,819
Ensco plc, Class A	78,653	858,891
Marathon Petroleum Corp.	12,616	606,199
Newfield Exploration Co. *	9,980	399,998
ONEOK, Inc. (a)	20,397	1,124,079
QEP Resources, Inc. *(a)	181,274	3,161,419
Southwestern Energy Co. *	360,735	3,250,222
Valero Energy Corp. (a)	54,891	3,609,632
World Fuel Services Corp. (a)	89,274	3,970,908
		20,426,402

Food & Staples Retailing 2.1%
CVS Health Corp.	7,389	582,327
Wal-Mart Stores, Inc. (a)	66,743	4,454,428
		5,036,755

Food, Beverage & Tobacco 4.2%
Dean Foods Co. (a)	166,410	3,304,903
Dr Pepper Snapple Group, Inc. (a)	14,877	1,356,782
Fresh Del Monte Produce, Inc.	11,935	683,279
PepsiCo, Inc. (a)	46,919	4,869,254
		10,214,218

Health Care Equipment & Services 5.6%
Allscripts Healthcare Solutions, Inc. *	120,814	1,414,732
Becton, Dickinson & Co.	5,285	936,978
Express Scripts Holding Co. *	41,928	2,888,001
Haemonetics Corp. *	11,401	454,444
Halyard Health, Inc. *	11,435	439,904

1

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HealthSouth Corp.	2,893	112,306
Hologic, Inc. *(a)	27,581	1,117,858
McKesson Corp.	20,151	2,804,012
Owens & Minor, Inc.	56,009	2,009,603
Tenet Healthcare Corp. *	12,693	223,270
Zimmer Biomet Holdings, Inc.	11,795	1,395,702
		13,796,810

Household & Personal Products 1.6%
HRG Group, Inc. *(a)	239,404	4,029,169

Insurance 1.0%
Aspen Insurance Holdings Ltd. (a)	12,286	692,930
CNA Financial Corp.	6,193	257,939
Everest Re Group Ltd.	6,339	1,394,136
		2,345,005

Materials 6.1%
Axalta Coating Systems Ltd. *	34,890	1,011,810
Berry Plastics Group, Inc. *	14,728	751,570
Cabot Corp. (a)	61,296	3,393,960
Huntsman Corp.	53,755	1,096,064
Owens-Illinois, Inc. *	129,705	2,451,425
Steel Dynamics, Inc. (a)	58,180	1,967,066
Stepan Co.	9,286	725,329
Trinseo S.A. (a)	46,487	3,010,033
Worthington Industries, Inc.	12,138	580,075
		14,987,332

Media 1.7%
Live Nation Entertainment, Inc. *(a)	129,172	3,696,903
Sinclair Broadcast Group, Inc., Class A	14,418	486,607
		4,183,510

Pharmaceuticals, Biotechnology & Life Sciences 12.7%
AbbVie, Inc. (a)	56,552	3,455,893
Amgen, Inc. (a)	33,299	5,217,287
Biogen, Inc. *(a)	13,289	3,684,242
Celgene Corp. *(a)	16,578	1,925,535
Emergent BioSolutions, Inc. *(a)	76,765	2,323,676
Horizon Pharma plc *	28,759	470,785
INC Research Holdings, Inc., Class A *	24,972	1,323,516
Johnson & Johnson	519	58,777
Mallinckrodt plc *	11,696	569,946
Merck & Co., Inc. (a)	80,538	4,992,551
Mylan N.V. *	31,060	1,181,833
Myriad Genetics, Inc. *	39,212	634,450
Pfizer, Inc. (a)	150,014	4,759,944
Prestige Brands Holdings, Inc. *	8,271	436,378
		31,034,813

Real Estate 4.9%
Alexander's, Inc.	1,369	578,827
American Tower Corp.	25,672	2,657,052
CBL & Associates Properties, Inc.	81,604	885,403
Columbia Property Trust, Inc.	24,568	546,638
Outfront Media, Inc.	35,090	962,519
Piedmont Office Realty Trust, Inc., Class A	19,863	431,424
PS Business Parks, Inc.	5,443	609,834
Retail Properties of America, Inc., Class A (a)	246,882	3,695,824
Sabra Health Care REIT, Inc.	7,944	201,778
Security	Number of Shares	Value ($)
Senior Housing Properties Trust	61,007	1,162,183
Washington Prime Group, Inc.	23,233	224,198
		11,955,680

Retailing 4.4%
Amazon.com, Inc. *(a)	7,831	6,448,672
Best Buy Co., Inc.	11,242	500,494
Burlington Stores, Inc. *	3,297	275,959
Rent-A-Center, Inc. (a)	121,412	1,087,852
Shutterfly, Inc. *(a)	23,603	1,211,542
The Children's Place, Inc.	807	78,279
The Gap, Inc.	53,284	1,227,130
		10,829,928

Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.	12,525	428,981
QUALCOMM, Inc.	29,064	1,552,890
		1,981,871

Software & Services 11.4%
Activision Blizzard, Inc. (a)	126,707	5,094,889
Alphabet, Inc., Class A *(a)	4,102	3,364,419
CA, Inc.	18,127	566,831
Cardtronics plc, Class A *(a)	33,000	1,801,140
Citrix Systems, Inc. *	10,868	991,053
Conduent, Inc. *	13,750	205,700
Convergys Corp.	36,474	905,285
CoreLogic, Inc. *	11,298	398,480
First Data Corp., Class A *	75,536	1,158,722
GoDaddy, Inc., Class A *	33,827	1,208,639
International Business Machines Corp.	1,444	252,007
Microsoft Corp.	12,952	837,347
Nuance Communications, Inc. *	224,268	3,556,891
Oracle Corp.	22,582	905,764
Take-Two Interactive Software, Inc. *	31,297	1,679,084
Teradata Corp. *(a)	123,217	3,617,651
Web.com Group, Inc. *	44,592	845,018
Xerox Corp.	68,753	476,458
		27,865,378

Technology Hardware & Equipment 5.9%
Anixter International, Inc. *	17,259	1,475,644
Apple, Inc. (a)	23,229	2,818,839
Benchmark Electronics, Inc. *	71,780	2,196,468
CommScope Holding Co., Inc. *	13,076	494,534
F5 Networks, Inc. *	6,286	842,513
HP, Inc.	117,174	1,763,469
Jabil Circuit, Inc.	16,133	386,869
NCR Corp. *(a)	75,135	3,232,308
Rogers Corp. *	15,282	1,221,796
		14,432,440

Telecommunication Services 0.6%
T-Mobile US, Inc. *(a)	6,321	393,608
Telephone & Data Systems, Inc. (a)	32,918	1,008,937
		1,402,545

Transportation 2.0%
Avis Budget Group, Inc. *	35,432	1,318,779
Hawaiian Holdings, Inc. *(a)	37,145	1,892,538
JetBlue Airways Corp. *	86,553	1,697,304
		4,908,621

2

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 2.2%
CenterPoint Energy, Inc.	63,001	1,651,256
Entergy Corp. (a)	5,471	391,943
FirstEnergy Corp. (a)	83,857	2,542,544
MDU Resources Group, Inc.	8,634	253,408
UGI Corp.	13,587	630,029
		5,469,180
Total Common Stock
(Cost $215,462,165)		241,077,910

Other Investment Company 1.5% of net assets

Money Market Fund 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (b)	3,547,842	3,547,842
Total Other Investment Company
(Cost $3,547,842)		3,547,842

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $219,322,779 and the unrealized appreciation and depreciation were $32,681,216 and ($7,378,243), respectively, with a net unrealized appreciation of $25,302,973.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	15	1,705,875	17,596
3

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at 01/31/17.
Security	Number of Shares	Value ($)
Short Sales (41.4%) of net assets

Automobiles & Components (1.4%)
Dorman Products, Inc. *	24,359	(1,681,258)
Harley-Davidson, Inc.	16,885	(963,121)
Tesla Motors, Inc. *	3,170	(798,618)
		(3,442,997)

Banks (0.9%)
LendingTree, Inc. *	18,650	(2,086,935)
Towne Bank	4,109	(132,310)
United Bankshares, Inc.	2,732	(122,393)
		(2,341,638)

Capital Goods (2.7%)
Air Lease Corp.	27,691	(1,007,398)
Armstrong World Industries, Inc. *	4,542	(181,453)
Dycom Industries, Inc. *	2,833	(228,510)
Fastenal Co.	12,222	(607,189)
Granite Construction, Inc.	33,390	(1,874,181)
Proto Labs, Inc. *	22,580	(1,185,450)
The Middleby Corp. *	6,071	(814,607)
Triumph Group, Inc.	7,402	(198,003)
W.W. Grainger, Inc.	1,724	(435,431)
		(6,532,222)

Commercial & Professional Supplies (1.6%)
Cintas Corp.	7,733	(897,879)
Korn/Ferry International	4,231	(122,911)
MSA Safety, Inc.	12,364	(882,171)
Verisk Analytics, Inc. *	22,482	(1,857,912)
WageWorks, Inc. *	1,636	(118,037)
		(3,878,910)

Consumer Durables & Apparel (0.5%)
G-III Apparel Group Ltd. *	18,532	(486,651)
Under Armour, Inc., Class A *	31,870	(684,886)
		(1,171,537)

Consumer Services (1.3%)
Chipotle Mexican Grill, Inc. *	2,815	(1,186,354)
ILG, Inc.	28,194	(534,276)
Norwegian Cruise Line Holdings Ltd. *	30,882	(1,451,454)
		(3,172,084)

Diversified Financials (1.4%)
LendingClub Corp. *	456,883	(2,818,968)
PRA Group, Inc. *	4,067	(161,866)
Stifel Financial Corp. *	5,754	(289,599)
Virtus Investment Partners, Inc.	1,291	(140,719)
		(3,411,152)

Energy (4.2%)
Cheniere Energy, Inc. *	49,384	(2,353,148)
Golar LNG Ltd.	101,320	(2,620,135)
Kosmos Energy Ltd. *	144,283	(943,611)
Matador Resources Co. *	14,765	(388,762)
Security	Number of Shares	Value ($)
Parsley Energy, Inc., Class A *	25,224	(888,389)
RSP Permian, Inc. *	41,721	(1,775,646)
US Silica Holdings, Inc.	20,651	(1,221,300)
		(10,190,991)

Food & Staples Retailing (0.3%)
Casey's General Stores, Inc.	2,113	(242,784)
PriceSmart, Inc.	4,632	(392,330)
		(635,114)

Food, Beverage & Tobacco (0.1%)
Cal-Maine Foods, Inc.	5,436	(226,681)

Health Care Equipment & Services (2.8%)
Acadia Healthcare Co., Inc. *	27,641	(1,060,585)
Amedisys, Inc. *	10,860	(497,605)
Centene Corp. *	8,709	(551,018)
DENTSPLY SIRONA, Inc.	3,815	(216,311)
DexCom, Inc. *	11,089	(877,694)
Evolent Health, Inc., Class A *	7,845	(142,779)
Nevro Corp. *	26,925	(2,343,014)
Penumbra, Inc. *	3,482	(249,137)
Wright Medical Group N.V. *	26,360	(663,745)
Zeltiq Aesthetics, Inc. *	6,199	(274,864)
		(6,876,752)

Household & Personal Products (0.5%)
WD-40 Co.	11,747	(1,235,197)

Insurance (1.5%)
Enstar Group Ltd. *	1,185	(229,475)
Mercury General Corp.	10,906	(689,805)
ProAssurance Corp.	14,967	(814,205)
RLI Corp.	24,786	(1,472,784)
Willis Towers Watson plc	3,078	(385,150)
		(3,591,419)

Materials (5.8%)
Albemarle Corp.	5,392	(499,515)
Allegheny Technologies, Inc.	15,962	(346,854)
AptarGroup, Inc.	2,488	(181,550)
Balchem Corp.	7,030	(599,237)
CF Industries Holdings, Inc.	51,615	(1,821,493)
Compass Minerals International, Inc.	24,364	(2,036,831)
Ferroglobe plc	97,978	(1,029,749)
FMC Corp.	12,443	(748,571)
Martin Marietta Materials, Inc.	14,525	(3,334,940)
Southern Copper Corp.	64,673	(2,480,856)
The Mosaic Co.	7,511	(235,620)
Vulcan Materials Co.	7,195	(923,334)
		(14,238,550)

Media (0.2%)
Liberty Broadband Corp., Class A *	1,999	(167,276)
Loral Space & Communications, Inc. *	5,400	(220,050)
		(387,326)

Pharmaceuticals, Biotechnology & Life Sciences (5.5%)
ACADIA Pharmaceuticals, Inc. *	43,376	(1,500,376)
Accelerate Diagnostics, Inc. *	21,459	(449,566)
Aerie Pharmaceuticals, Inc. *	10,308	(452,521)

4

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aimmune Therapeutics, Inc. *	8,849	(161,760)
Alnylam Pharmaceuticals, Inc. *	4,322	(172,837)
Bio-Rad Laboratories, Inc., Class A *	3,914	(743,973)
Clovis Oncology, Inc. *	6,390	(414,072)
Dermira, Inc. *	29,946	(881,610)
Illumina, Inc. *	4,913	(786,572)
Intercept Pharmaceuticals, Inc. *	15,525	(1,703,869)
Ionis Pharmaceuticals, Inc. *	25,360	(1,128,520)
Kite Pharma, Inc. *	13,498	(687,993)
Prothena Corp. plc *	8,497	(416,013)
Radius Health, Inc. *	3,864	(168,161)
Sage Therapeutics, Inc. *	4,666	(223,875)
TESARO, Inc. *	7,817	(1,272,920)
TherapeuticsMD, Inc. *	65,758	(382,054)
Ultragenyx Pharmaceutical, Inc. *	25,514	(1,913,805)
		(13,460,497)

Real Estate (1.2%)
Acadia Realty Trust	28,230	(898,843)
Four Corners Property Trust, Inc.	40,640	(886,358)
Terreno Realty Corp.	41,377	(1,125,041)
		(2,910,242)

Retailing (1.8%)
CarMax, Inc. *	20,566	(1,371,958)
Core-Mark Holding Co., Inc.	5,643	(197,110)
Five Below, Inc. *	7,880	(314,018)
Netflix, Inc. *	13,052	(1,836,547)
RH *	16,263	(439,426)
Tractor Supply Co.	5,094	(375,275)
		(4,534,334)

Semiconductors & Semiconductor Equipment (1.2%)
Cavium, Inc. *	9,874	(653,757)
First Solar, Inc. *	57,417	(1,790,836)
Qorvo, Inc. *	9,760	(626,690)
		(3,071,283)

Software & Services (4.0%)
2U, Inc. *	2,805	(95,482)
ACI Worldwide, Inc. *	42,592	(826,285)
Benefitfocus, Inc. *	10,863	(328,606)
Security	Number of Shares	Value ($)
Envestnet, Inc. *	4,966	(187,715)
EPAM Systems, Inc. *	3,043	(195,848)
Global Payments, Inc.	3,022	(233,540)
Leidos Holdings, Inc.	15,912	(768,868)
Pegasystems, Inc.	568	(22,038)
Q2 Holdings, Inc. *	9,000	(285,750)
ServiceNow, Inc. *	2,723	(246,758)
Splunk, Inc. *	15,631	(904,410)
Symantec Corp.	33,989	(936,397)
Tableau Software, Inc., Class A *	27,612	(1,320,958)
WEX, Inc. *	1,015	(116,045)
Workday, Inc., Class A *	28,027	(2,328,763)
Zillow Group, Inc., Class A *	30,761	(1,106,781)
		(9,904,244)

Technology Hardware & Equipment (1.7%)
Arista Networks, Inc. *	10,739	(1,009,466)
Coherent, Inc. *	3,343	(527,291)
Diebold Nixdorf, Inc.	31,439	(855,141)
Littelfuse, Inc.	2,905	(458,148)
Universal Display Corp. *	14,721	(971,586)
ViaSat, Inc. *	5,710	(370,636)
		(4,192,268)

Telecommunication Services (0.2%)
Iridium Communications, Inc. *	44,856	(453,046)

Utilities (0.6%)
American States Water Co.	10,703	(468,578)
New Jersey Resources Corp.	6,369	(240,111)
WGL Holdings, Inc.	9,531	(780,970)
		(1,489,659)
Total Short Sales
(Proceeds $97,594,188)		(101,348,143)

End of Short Sale Positions.

*	Non-income producing security.

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$241,077,910	$—	$—	$241,077,910
Other Investment Company[1]	3,547,842	—	—	3,547,842
Total	$244,625,752	$—	$—	$244,625,752
Other Financial Instruments
Futures Contracts[2]	$17,596	$—	$—	$17,596
5

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Short Sales[1]	($101,348,143)	$—	$—	($101,348,143)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
6

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	648,142,092	804,807,773
1.7%	Short-Term Investments	13,583,383	13,583,383
100.6%	Total Investments	661,725,475	818,391,156
(0.6%)	Other Assets and Liabilities, Net		(4,940,088)
100.0%	Net Assets		813,451,068

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 1.7%
Health Care Equipment & Services 1.7%
Ansell Ltd.	124,378	2,241,853
Cochlear Ltd.	118,921	11,296,802
		13,538,655

Denmark 3.3%
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Genmab A/S *	38,300	7,417,185
H. Lundbeck A/S *	71,006	3,049,634
Novo Nordisk A/S, Class B	460,014	16,624,783
		27,091,602

Finland 1.6%
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Orion Oyj, Class B	279,700	13,019,679

France 0.6%
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Sanofi	65,565	5,269,884

Germany 1.1%
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
STADA Arzneimittel AG	179,137	9,226,836

Hong Kong 0.3%
Health Care Equipment & Services 0.1%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	313,200	797,646
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSPC Pharmaceutical Group Ltd.	1,594,000	1,793,980
		2,591,626

Ireland 1.7%
Health Care Equipment & Services 1.1%
Medtronic plc	112,465	8,549,590
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Allergan plc *	14,361	3,143,479
Mallinckrodt plc *	40,300	1,963,819
		5,107,298
		13,656,888

Italy 1.2%
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Recordati S.p.A.	340,935	9,683,113

Japan 4.1%
Health Care Equipment & Services 1.7%
Hoya Corp.	315,500	13,751,674
Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Astellas Pharma, Inc.	1,087,900	14,601,547
Shionogi & Co., Ltd.	113,100	5,447,144
		20,048,691
		33,800,365

Republic of Korea 0.1%
Health Care Equipment & Services 0.1%
Vieworks Co., Ltd.	7,230	427,518

Switzerland 5.3%
Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Lonza Group AG - Reg'd *	76,010	13,964,490
Novartis AG - Reg'd	10,592	781,981
Roche Holding AG	116,288	27,554,233
Tecan Group AG - Reg'd	4,124	645,137
		42,945,841

Taiwan 0.8%
Health Care Equipment & Services 0.8%
St. Shine Optical Co., Ltd.	330,000	6,235,092

United Kingdom 3.2%
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
GlaxoSmithKline plc	1,289,898	24,927,242
Indivior plc	352,386	1,315,953
		26,243,195

United States 73.9%
Health Care Equipment & Services 24.7%
Allscripts Healthcare Solutions, Inc. *	537,800	6,297,638
Becton, Dickinson & Co.	122,500	21,718,025
Boston Scientific Corp. *	598,900	14,409,534
Community Health Systems, Inc. *	164,600	1,053,440
Express Scripts Holding Co. *	348,960	24,036,365
Haemonetics Corp. *	143,328	5,713,054
Halyard Health, Inc. *	308,200	11,856,454
HCA Holdings, Inc. *	99,000	7,947,720

1

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hill-Rom Holdings, Inc.	228,000	13,422,360
Hologic, Inc. *	270,616	10,968,066
Humana, Inc.	28,199	5,597,502
IDEXX Laboratories, Inc. *	33,000	4,036,890
McKesson Corp.	84,200	11,716,430
Meridian Bioscience, Inc.	248,500	3,255,350
Natus Medical, Inc. *	35,900	1,401,895
RadNet, Inc. *	47,546	275,767
Teleflex, Inc.	36,543	6,129,357
Tenet Healthcare Corp. *	160,700	2,826,713
UnitedHealth Group, Inc.	193,991	31,445,941
WellCare Health Plans, Inc. *	97,576	14,201,211
Zimmer Biomet Holdings, Inc.	24,500	2,899,085
		201,208,797
Pharmaceuticals, Biotechnology & Life Sciences 49.2%
AbbVie, Inc.	146,326	8,941,982
Acorda Therapeutics, Inc. *	48,242	988,961
Agilent Technologies, Inc.	314,100	15,381,477
AMAG Pharmaceuticals, Inc. *	196,800	4,742,880
Amgen, Inc.	271,011	42,462,004
Biogen, Inc. *	92,664	25,690,167
Bristol-Myers Squibb Co.	46,134	2,267,947
Celgene Corp. *	266,906	31,001,132
Depomed, Inc. *	342,081	6,188,245
Eli Lilly & Co.	34,262	2,639,202
Emergent BioSolutions, Inc. *	249,700	7,558,419
Exelixis, Inc. *	104,600	1,895,352
Five Prime Therapeutics, Inc. *	67,200	3,078,432
Genomic Health, Inc. *	253,533	6,967,087
Gilead Sciences, Inc.	342,635	24,823,906
Horizon Pharma plc *	182,600	2,989,162
INC Research Holdings, Inc., Class A *	3,300	174,900
Johnson & Johnson	509,002	57,644,477
Lexicon Pharmaceuticals, Inc. *	100,430	1,439,162
Luminex Corp. *	102,100	2,064,462
Merck & Co., Inc.	838,360	51,969,936
Mylan N.V. *	246,000	9,360,300
PAREXEL International Corp. *	40,500	2,871,045
Pfizer, Inc.	1,565,100	49,660,623
Prestige Brands Holdings, Inc. *	267,858	14,132,188
Repligen Corp. *	46,900	1,408,876
SciClone Pharmaceuticals, Inc. *	81,363	825,834
Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	131,150	19,985,949
Vanda Pharmaceuticals, Inc. *	50,500	714,575
		399,868,682
		601,077,479
Total Common Stock
(Cost $648,142,092)		804,807,773
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
National Australia Bank
U.S. Dollar
0.29%, 02/01/17 (a)	5,522,898	5,522,898
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.29%, 02/01/17 (a)	8,060,485	8,060,485
Total Short-Term Investments
(Cost $13,583,383)		13,583,383

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $662,973,036 and the unrealized appreciation and depreciation were $183,246,405 and ($27,828,285), respectively, with a net unrealized appreciation of $155,418,120.
At 01/31/17, the values of certain foreign securities held by the fund aggregating $179,745,156 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Reg'd –	Registered

2

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$624,417,480	$—	$—	$624,417,480
Australia [1]	—	13,538,655	—	13,538,655
Denmark [1]	—	27,091,602	—	27,091,602
Finland [1]	—	13,019,679	—	13,019,679
France [1]	—	5,269,884	—	5,269,884
Germany [1]	—	9,226,836	—	9,226,836
Hong Kong[1]	—	2,591,626	—	2,591,626
Japan [1]	—	33,800,365	—	33,800,365
Republic of Korea[1]	—	427,518	—	427,518
Switzerland
Pharmaceuticals, Biotechnology & Life Sciences	645,137	42,300,704	—	42,945,841
Taiwan [1]	—	6,235,092	—	6,235,092
United Kingdom[1]	—	26,243,195	—	26,243,195
Short-Term Investments[1]	—	13,583,383	—	13,583,383
Total	$625,062,617	$193,328,539	$—	$818,391,156
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $11,337,985 from Level 2 to Level 1 for the period ended January 31, 2017. The transfers between Level 2 and Level 1 were primarily due to the use of international fair valuation by the fund. There were no transfers between Level 1 to Level 2 and no transfers in or out of Level 3 during the period.
3

Schwab Capital Trust
Schwab® International Core Equity Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	716,674,525	765,493,386
2.9%	Other Investment Company	22,492,371	22,492,371
101.6%	Total Investments	739,166,896	787,985,757
(1.6%)	Other Assets and Liabilities, Net		(12,077,917)
100.0%	Net Assets		775,907,840

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.3%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	217,598	4,834,676
National Australia Bank Ltd.	441,678	10,156,878
		14,991,554
Consumer Services 0.9%
Aristocrat Leisure Ltd.	609,730	7,070,912
Energy 0.3%
Caltex Australia Ltd.	121,136	2,628,970
Food & Staples Retailing 0.3%
Metcash Ltd. *	1,532,293	2,450,058
Food, Beverage & Tobacco 0.4%
Coca-Cola Amatil Ltd.	403,862	2,986,697
Health Care Equipment & Services 0.3%
Cochlear Ltd.	22,469	2,134,424
Materials 0.9%
BHP Billiton Ltd.	119,600	2,426,473
CSR Ltd.	251,696	842,859
Mineral Resources Ltd.	174,702	1,631,234
Pact Group Holdings Ltd.	343,582	1,703,353
Regis Resources Ltd.	73,043	177,024
		6,780,943
Retailing 0.4%
JB Hi-Fi Ltd.	150,654	3,160,048
Transportation 0.9%
Qantas Airways Ltd.	2,544,971	6,578,326
		48,781,932

Austria 0.4%
Materials 0.3%
Lenzing AG	20,750	2,964,590
Real Estate 0.1%
CA Immobilien Anlagen AG *	22,426	441,812
		3,406,402

Belgium 1.6%
Energy 0.0%
Euronav N.V.	41,202	321,763
Security	Number of Shares	Value ($)
Materials 0.2%
Bekaert N.V.	31,358	1,360,880
Transportation 1.4%
bpost S.A.	435,854	10,543,558
		12,226,201

Brazil 0.4%
Consumer Durables & Apparel 0.4%
MRV Engenharia e Participacoes S.A.	772,700	3,129,522

Canada 0.3%
Banks 0.1%
Canadian Imperial Bank of Commerce	11,464	976,235
Diversified Financials 0.1%
TMX Group Ltd.	9,400	497,577
Energy 0.1%
Inter Pipeline Ltd.	43,900	952,052
		2,425,864

China 0.6%
Banks 0.1%
Industrial & Commercial Bank of China Ltd., Class H	1,535,000	938,475
Diversified Financials 0.2%
China Galaxy Securities Co., Ltd., Class H	1,553,500	1,442,156
Real Estate 0.3%
Longfor Properties Co., Ltd.	1,373,000	1,976,680
		4,357,311

Denmark 1.3%
Banks 0.4%
Danske Bank A/S	101,900	3,398,821
Insurance 0.1%
Topdanmark A/S *	22,733	598,302
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, Class B	89,861	3,247,553
Transportation 0.4%
Dfds A/S	63,782	3,119,721
		10,364,397

Finland 0.6%
Energy 0.6%
Neste Oyj	132,374	4,605,699

France 9.7%
Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin	21,127	2,269,724

1

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banks 2.8%
BNP Paribas S.A.	133,291	8,526,866
Credit Agricole S.A.	985,921	13,084,816
		21,611,682
Capital Goods 0.8%
Safran S.A.	17,543	1,189,182
Thales S.A.	56,044	5,257,748
		6,446,930
Consumer Durables & Apparel 1.2%
Christian Dior SE	43,944	9,433,255
Energy 0.2%
Gaztransport Et Technigaz S.A.	29,366	1,211,953
Household & Personal Products 1.7%
L'Oreal S.A.	72,067	13,103,007
Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Ipsen S.A.	41,875	3,244,764
Sanofi	188,824	15,177,007
		18,421,771
Software & Services 0.3%
Atos SE	25,000	2,659,859
		75,158,181

Germany 7.5%
Automobiles & Components 0.5%
Continental AG	21,520	4,212,832
Banks 1.5%
Aareal Bank AG	292,019	11,329,541
Capital Goods 0.7%
HOCHTIEF AG	38,056	5,424,915
Consumer Durables & Apparel 0.4%
Hugo Boss AG	41,790	2,684,913
Insurance 0.8%
Allianz SE — Reg'd	36,238	6,159,166
Materials 2.2%
BASF SE	40,457	3,905,466
Covestro AG	172,407	12,974,270
		16,879,736
Media 0.5%
ProSiebenSat.1 Media SE	94,209	4,007,775
Software & Services 0.4%
SAP SE	19,326	1,767,366
Software AG	30,000	1,082,205
		2,849,571
Telecommunication Services 0.3%
Deutsche Telekom AG — Reg'd	153,000	2,678,570
Utilities 0.2%
E.ON SE	222,212	1,711,717
		57,938,736

Hong Kong 3.9%
Capital Goods 0.2%
Shanghai Industrial Holdings Ltd.	522,000	1,404,851
Food, Beverage & Tobacco 0.7%
Dali Foods Group Co., Ltd.	4,083,500	2,252,999
WH Group Ltd.	4,523,500	3,435,789
		5,688,788
Materials 1.3%
Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,239,000	10,055,390
Security	Number of Shares	Value ($)
Real Estate 0.3%
China Resources Land Ltd.	576,000	1,424,766
Shenzhen Investment Ltd.	1,054,000	428,571
		1,853,337
Software & Services 1.2%
Tencent Holdings Ltd.	361,148	9,442,344
Technology Hardware & Equipment 0.2%
Kingboard Chemical Holdings Ltd.	425,000	1,462,441
		29,907,151

Israel 0.2%
Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	933,981	1,631,604

Italy 0.8%
Energy 0.4%
Saras S.p.A.	1,758,793	2,724,420
Insurance 0.1%
Assicurazioni Generali S.p.A.	52,780	842,215
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Recordati S.p.A.	89,245	2,534,704
		6,101,339

Japan 23.5%
Automobiles & Components 2.1%
Bridgestone Corp.	36,600	1,342,339
Fuji Heavy Industries Ltd.	268,390	10,739,919
Suzuki Motor Corp.	106,900	4,125,575
		16,207,833
Banks 2.5%
Aozora Bank Ltd.	1,411,500	5,140,639
Mitsubishi UFJ Financial Group, Inc.	1,026,900	6,575,777
Mizuho Financial Group, Inc.	828,000	1,536,426
Resona Holdings, Inc.	303,400	1,642,629
Sumitomo Mitsui Financial Group, Inc.	111,400	4,370,444
		19,265,915
Capital Goods 2.5%
Hazama Ando Corp.	675,600	4,714,255
ITOCHU Corp.	222,700	3,067,893
Kanamoto Co., Ltd.	79,200	2,061,000
Kanematsu Corp.	230,000	405,112
Nissin Electric Co., Ltd.	109,000	1,306,064
Takuma Co., Ltd.	127,000	1,099,864
The Japan Steel Works Ltd.	30,000	563,302
TOKAI Holdings Corp.	228,600	1,630,127
Tokyu Construction Co., Ltd.	372,300	2,928,533
Toshiba Plant Systems & Services Corp.	114,000	1,717,328
		19,493,478
Consumer Durables & Apparel 1.4%
Bandai Namco Holdings, Inc.	180,500	4,971,107
Fujitsu General Ltd.	192,000	3,777,005
Sega Sammy Holdings, Inc.	121,000	1,899,933
		10,648,045
Consumer Services 0.2%
Round One Corp.	201,200	1,447,555
Diversified Financials 1.4%
Japan Securities Finance Co., Ltd.	541,200	2,903,143
Mitsubishi UFJ Lease & Finance Co., Ltd.	857,700	4,571,930
ORIX Corp.	224,500	3,387,083
		10,862,156

2

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 0.2%
Lion Corp.	118,000	2,052,402
Materials 2.1%
Sanyo Special Steel Co., Ltd.	361,000	1,912,063
Tokuyama Corp. *	412,000	1,843,950
Tokyo Steel Manufacturing Co., Ltd.	873,100	7,868,842
Tosoh Corp.	625,000	4,722,108
		16,346,963
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Astellas Pharma, Inc.	671,600	9,014,063
Daiichi Sankyo Co., Ltd.	51,200	1,145,501
Shionogi & Co., Ltd.	90,500	4,358,678
Sumitomo Dainippon Pharma Co., Ltd.	82,200	1,394,409
		15,912,651
Real Estate 0.6%
Daiwa House Industry Co., Ltd.	25,000	677,054
Kenedix Office Investment Corp.	450	2,655,908
Premier Investment Corp.	1,000	1,164,812
		4,497,774
Retailing 1.9%
Adastria Co., Ltd.	113,640	3,049,590
Geo Holdings Corp.	340,525	3,933,877
Nishimatsuya Chain Co., Ltd.	65,100	814,003
Seria Co., Ltd.	11,100	755,689
Start Today Co., Ltd.	171,600	3,232,170
T-Gaia Corp.	210,700	3,448,303
		15,233,632
Semiconductors & Semiconductor Equipment 1.0%
SCREEN Holdings Co., Ltd.	39,000	2,439,039
Tokyo Electron Ltd.	30,000	3,107,541
Ulvac, Inc.	59,832	2,119,475
		7,666,055
Software & Services 1.1%
Mixi, Inc.	191,100	8,291,093
Technology Hardware & Equipment 0.9%
Elecom Co., Ltd.	129,500	2,199,181
FUJIFILM Holdings Corp.	25,900	1,002,984
Hitachi High-Technologies Corp.	94,800	4,060,670
		7,262,835
Telecommunication Services 1.0%
Nippon Telegraph & Telephone Corp.	83,000	3,666,301
NTT DOCOMO, Inc.	101,666	2,430,840
SoftBank Group Corp.	20,000	1,540,794
		7,637,935
Transportation 2.1%
Central Japan Railway Co.	32,445	5,242,664
Japan Airlines Co., Ltd.	340,700	10,848,967
		16,091,631
Utilities 0.5%
Chubu Electric Power Co., Inc.	207,300	2,767,562
Toho Gas Co., Ltd.	140,000	1,047,305
		3,814,867
		182,732,820

Netherlands 3.0%
Commercial & Professional Supplies 0.1%
RELX N.V.	60,533	1,022,445
Energy 0.3%
Koninklijke Vopak N.V.	44,682	1,919,319
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	22,030	1,547,566
Security	Number of Shares	Value ($)
Household & Personal Products 0.8%
Unilever N.V. CVA	145,131	5,886,772
Materials 0.3%
Akzo Nobel N.V.	7,579	514,351
Corbion N.V.	55,952	1,433,113
		1,947,464
Semiconductors & Semiconductor Equipment 0.3%
BE Semiconductor Industries N.V.	68,037	2,456,674
Telecommunication Services 0.7%
Koninklijke KPN N.V.	1,990,228	5,733,791
Transportation 0.3%
PostNL N.V. *	576,859	2,531,819
		23,045,850

Norway 0.5%
Energy 0.5%
Subsea 7 S.A. *	292,261	3,976,968

Republic of Korea 1.5%
Capital Goods 0.2%
Hyundai Development Co-Engineering & Construction *	33,130	1,246,585
Food, Beverage & Tobacco 0.2%
KT&G Corp.	19,264	1,668,728
Technology Hardware & Equipment 1.1%
Samsung Electronics Co., Ltd.	5,223	8,883,147
		11,798,460

Singapore 2.1%
Banks 0.4%
DBS Group Holdings Ltd.	256,000	3,461,110
Capital Goods 0.1%
United Engineers Ltd.	402,800	808,830
Real Estate 1.5%
CapitaLand Ltd.	4,991,000	11,647,716
Technology Hardware & Equipment 0.1%
Venture Corp., Ltd.	78,000	564,257
		16,481,913

South Africa 0.3%
Diversified Financials 0.1%
Investec Ltd.	86,292	609,929
Materials 0.2%
Mondi Ltd.	65,366	1,436,209
		2,046,138

Spain 4.1%
Banks 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	725,703	4,935,209
Banco Santander S.A.	862,010	4,815,932
		9,751,141
Capital Goods 1.7%
ACS Actividades de Construccion y Servicios S.A.	433,963	13,374,912
Media 0.4%
Mediaset Espana Comunicacion S.A.	287,719	3,521,545
Retailing 0.1%
Industria de Diseno Textil S.A.	16,469	544,721
Software & Services 0.1%
Amadeus IT Group S.A.	17,239	797,491

3

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
Telefonica S.A.	393,388	3,806,067
		31,795,877

Sweden 2.0%
Banks 0.3%
Nordea Bank AB	182,756	2,206,280
Capital Goods 0.1%
Peab AB	147,119	1,205,336
Commercial & Professional Supplies 0.5%
Intrum Justitia AB	123,094	4,144,078
Consumer Durables & Apparel 0.7%
Electrolux AB, B Shares	171,800	4,568,348
JM AB	26,500	799,107
		5,367,455
Real Estate 0.3%
Hemfosa Fastigheter AB	216,557	2,003,520
Technology Hardware & Equipment 0.1%
Mycronic AB	61,700	703,625
		15,630,294

Switzerland 8.7%
Capital Goods 0.6%
Schindler Holding AG	23,386	4,457,770
Consumer Durables & Apparel 0.5%
Forbo Holding AG — Reg'd *	3,029	4,177,124
Diversified Financials 1.6%
Cembra Money Bank AG *	109,705	8,283,199
Pargesa Holding S.A.	65,571	4,367,857
		12,651,056
Food, Beverage & Tobacco 2.0%
Nestle S.A. — Reg'd	211,012	15,459,691
Insurance 1.6%
Swiss Life Holding AG — Reg'd *	40,398	12,264,321
Materials 0.3%
Sika AG	499	2,622,370
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Lonza Group AG — Reg'd *	11,259	2,068,494
Roche Holding AG	59,202	14,027,807
		16,096,301
		67,728,633

Taiwan 0.5%
Health Care Equipment & Services 0.0%
St. Shine Optical Co., Ltd.	20,000	377,884
Semiconductors & Semiconductor Equipment 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	595,000	3,545,522
		3,923,406

United Kingdom 18.9%
Banks 2.2%
HSBC Holdings plc	1,257,732	10,729,606
The Paragon Group of Cos. plc	1,255,566	6,393,658
		17,123,264
Capital Goods 1.6%
QinetiQ Group plc	2,768,836	9,209,219
Spirax-Sarco Engineering plc	61,815	3,357,486
		12,566,705
Security	Number of Shares	Value ($)
Consumer Services 1.9%
Carnival plc	273,139	14,612,608
Energy 3.7%
BP plc	2,454,748	14,661,066
Royal Dutch Shell plc, B Shares	487,809	13,777,874
		28,438,940
Food, Beverage & Tobacco 1.8%
British American Tobacco plc	58,568	3,615,279
Diageo plc	53,100	1,475,003
Imperial Brands plc	201,315	9,326,446
		14,416,728
Household & Personal Products 1.1%
Reckitt Benckiser Group plc	98,793	8,476,985
Insurance 2.7%
Old Mutual plc	4,510,928	11,845,336
Phoenix Group Holdings	939,852	8,922,351
		20,767,687
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
GlaxoSmithKline plc	384,977	7,439,669
Retailing 0.6%
JD Sports Fashion plc	1,120,175	4,906,281
Software & Services 0.5%
Moneysupermarket.com Group plc	920,117	3,821,207
Utilities 1.8%
Centrica plc	4,849,356	13,728,614
		146,298,688
Total Common Stock
(Cost $716,674,525)		765,493,386

Other Investment Company 2.9% of net assets

Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (a)	22,492,371	22,492,371
Total Other Investment Company
(Cost $22,492,371)		22,492,371

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $741,208,178 and the unrealized appreciation and depreciation were $67,500,879 and ($20,723,300), respectively, with a net unrealized appreciation of $46,777,579.
At 01/31/17, the values of certain foreign securities held by the fund aggregating $755,323,189 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
Reg'd –	Registered

4

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long expires 03/17/17	50	4,321,000	(32,974)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$735,031,730	$—	$735,031,730
Austria [1]	—	441,812	—	441,812
Materials	2,964,590	—	—	2,964,590
Canada [1]	2,425,864	—	—	2,425,864
Italy [1]	—	3,566,635	—	3,566,635
Pharmaceuticals, Biotechnology & Life Sciences	2,534,704	—	—	2,534,704
Singapore [1]	—	15,673,083	—	15,673,083
Capital Goods	808,830	—	—	808,830
South Africa[1]	—	609,929	—	609,929
Materials	1,436,209	—	—	1,436,209
Other Investment Company[1]	22,492,371	—	—	22,492,371
Total	$32,662,568	$755,323,189	$—	$787,985,757
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($32,974)	$—	$—	($32,974)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $2,992,034 and $2,523,747 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
5

Schwab Active Equity Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
6

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JAN17
7

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.9%	Other Investment Companies	274,891,817	293,414,828
99.9%	Total Investments	274,891,817	293,414,828
0.1%	Other Assets and Liabilities, Net		166,075
100.0%	Net Assets		293,580,903

Security	Number of Shares	Value ($)
Other Investment Companies 99.9% of net assets

Equity Funds 60.8%
Large-Cap 50.4%
Laudus U.S. Large Cap Growth Fund *(a)	2,556,642	43,897,537
Schwab Core Equity Fund (a)	4,995,372	104,253,421
		148,150,958
Small-Cap 10.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,593,434	30,466,466
		178,617,424

Fixed-Income Funds 36.2%
Intermediate-Term Bond 36.2%
Schwab Intermediate-Term Bond Fund (a)	3,428,821	34,322,495
Schwab Total Bond Market Fund (a)	7,651,320	71,845,899
		106,168,394

Security	Number of Shares	Value ($)
Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (b)	8,629,010	8,629,010
Total Other Investment Companies
(Cost $274,891,817)		293,414,828

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $278,095,667 and the unrealized appreciation and depreciation were $16,380,916 and ($1,061,755), respectively, with a net unrealized appreciation of $15,319,161.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$293,414,828	$—	$—	$293,414,828
Total	$293,414,828	$—	$—	$293,414,828
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
1

Schwab Balanced Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2

Schwab Balanced Fund
Notes to Portfolio Holdings (continued)

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund's transactions with their affiliated underlying funds during the period ended January 31, 2017:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus Small-Cap MarketMasters Fund, Select Shares	1,668,454	20,091	(95,111)	1,593,434	$30,466,466	($25,556)	$383,137
Laudus U.S. Large Cap Growth Fund	2,515,641	41,001	—	2,556,642	43,897,537	—	682,242
Schwab Core Equity Fund	5,023,249	81,119	(108,996)	4,995,372	104,253,421	(539,958)	1,680,787
Schwab Intermediate-Term Bond Fund	3,296,863	131,958	—	3,428,821	34,322,495	—	414,193
Schwab Total Bond Market Fund	7,384,445	266,875	—	7,651,320	71,845,899	—	394,875
Total					$284,785,818	($565,514)	$3,555,234
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG46831JAN17
3

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	13,516,281,746	24,632,173,938
0.0%	Other Investment Company	6,331,916	6,331,916
0.4%	Short-Term Investment	84,800,000	84,800,000
99.9%	Total Investments	13,607,413,662	24,723,305,854
0.1%	Other Assets and Liabilities, Net		27,620,091
100.0%	Net Assets		24,750,925,945

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	261,400	10,672,962
Delphi Automotive plc	336,400	23,568,184
Ford Motor Co.	4,889,397	60,432,947
General Motors Co.	1,742,800	63,803,908
Harley-Davidson, Inc.	223,470	12,746,729
The Goodyear Tire & Rubber Co.	344,936	11,172,477
		182,397,207

Banks 6.6%
Bank of America Corp.	12,689,611	287,292,793
BB&T Corp.	1,028,826	47,521,473
Citigroup, Inc.	3,579,347	199,834,943
Citizens Financial Group, Inc.	656,200	23,734,754
Comerica, Inc.	211,070	14,253,557
Fifth Third Bancorp	940,929	24,558,247
Huntington Bancshares, Inc.	1,354,493	18,326,290
JPMorgan Chase & Co.	4,490,731	380,050,565
KeyCorp	1,327,498	23,855,139
M&T Bank Corp.	192,098	31,229,372
People's United Financial, Inc.	406,600	7,623,750
Regions Financial Corp.	1,567,445	22,586,882
SunTrust Banks, Inc.	605,816	34,422,465
The PNC Financial Services Group, Inc.	615,878	74,188,664
U.S. Bancorp	2,005,928	105,612,109
Wells Fargo & Co.	5,674,509	319,645,092
Zions Bancorp	250,998	10,589,606
		1,625,325,701

Capital Goods 7.3%
3M Co.	753,319	131,695,227
Acuity Brands, Inc.	53,000	10,983,190
Allegion plc	115,333	7,573,918
AMETEK, Inc.	289,400	14,788,340
Arconic, Inc.	576,054	13,128,271
Caterpillar, Inc.	735,662	70,373,427
Cummins, Inc.	195,262	28,705,467
Deere & Co.	362,586	38,814,831
Dover Corp.	198,670	15,446,592
Eaton Corp. plc	563,338	39,873,064
Emerson Electric Co.	815,215	47,820,512
Security	Number of Shares	Value ($)
Fastenal Co.	355,398	17,656,173
Flowserve Corp.	175,000	8,603,000
Fluor Corp.	174,382	9,678,201
Fortive Corp.	384,687	21,277,038
Fortune Brands Home & Security, Inc.	185,000	10,199,050
General Dynamics Corp.	359,960	65,181,557
General Electric Co.	11,125,457	330,426,073
Honeywell International, Inc.	959,629	113,543,303
Illinois Tool Works, Inc.	399,036	50,757,379
Ingersoll-Rand plc	328,000	26,026,800
Jacobs Engineering Group, Inc. *	160,934	9,422,686
Johnson Controls International plc	1,172,802	51,579,832
L3 Technologies, Inc.	97,283	15,437,839
Lockheed Martin Corp.	315,391	79,267,220
Masco Corp.	419,488	13,822,130
Northrop Grumman Corp.	223,467	51,191,820
PACCAR, Inc.	431,250	29,027,437
Parker-Hannifin Corp.	164,036	24,134,617
Pentair plc	208,982	12,252,615
Quanta Services, Inc. *	179,900	6,456,611
Raytheon Co.	367,988	53,049,150
Rockwell Automation, Inc.	159,921	23,666,709
Rockwell Collins, Inc.	158,605	14,394,990
Roper Technologies, Inc.	123,800	23,751,030
Snap-on, Inc.	72,782	13,212,116
Stanley Black & Decker, Inc.	190,281	23,594,844
Textron, Inc.	341,504	16,177,044
The Boeing Co.	719,654	117,605,857
TransDigm Group, Inc.	61,000	13,200,400
United Rentals, Inc. *	110,100	13,928,751
United Technologies Corp.	956,158	104,861,848
W.W. Grainger, Inc.	69,927	17,661,462
Xylem, Inc.	227,400	11,213,094
		1,811,461,515

Commercial & Professional Supplies 0.6%
Cintas Corp.	113,876	13,222,142
Equifax, Inc.	146,261	17,153,490
Nielsen Holdings plc	416,600	17,043,106
Pitney Bowes, Inc.	231,591	3,686,929
Republic Services, Inc.	289,334	16,601,985
Robert Half International, Inc.	156,742	7,376,279
Stericycle, Inc. *	114,100	8,801,674
The Dun & Bradstreet Corp.	46,800	5,738,616
Verisk Analytics, Inc. *	199,900	16,519,736
Waste Management, Inc.	497,616	34,584,312
		140,728,269

Consumer Durables & Apparel 1.3%
Coach, Inc.	361,928	13,518,011
D.R. Horton, Inc.	422,016	12,622,498
Garmin Ltd.	155,100	7,489,779
Hanesbrands, Inc.	481,600	11,418,736
Harman International Industries, Inc.	85,956	9,554,869
Hasbro, Inc.	139,417	11,503,297

1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Leggett & Platt, Inc.	157,894	7,534,702
Lennar Corp., Class A	248,318	11,087,399
Mattel, Inc.	415,494	10,890,098
Michael Kors Holdings Ltd. *	212,100	9,080,001
Mohawk Industries, Inc. *	78,300	16,900,272
Newell Brands, Inc.	619,250	29,309,102
NIKE, Inc., Class B	1,668,048	88,239,739
PulteGroup, Inc.	370,186	7,962,701
PVH Corp.	99,900	9,371,619
Ralph Lauren Corp.	69,126	6,112,812
Under Armour, Inc., Class A *(b)	224,300	4,820,207
Under Armour, Inc., Class C *	225,892	4,341,644
VF Corp.	410,264	21,120,391
Whirlpool Corp.	96,622	16,898,221
		309,776,098

Consumer Services 1.6%
Carnival Corp.	529,221	29,308,259
Chipotle Mexican Grill, Inc. *	36,959	15,576,001
Darden Restaurants, Inc.	146,748	10,753,693
H&R Block, Inc.	284,905	6,114,061
Marriott International, Inc., Class A	404,726	34,239,820
McDonald's Corp.	1,046,338	128,249,649
Royal Caribbean Cruises Ltd.	212,600	19,905,738
Starbucks Corp.	1,817,524	100,363,675
Wyndham Worldwide Corp.	136,364	10,780,938
Wynn Resorts Ltd.	95,000	9,635,850
Yum! Brands, Inc.	425,085	27,855,820
		392,783,504

Diversified Financials 5.2%
Affiliated Managers Group, Inc. *	66,000	10,055,760
American Express Co.	968,241	73,954,248
Ameriprise Financial, Inc.	198,514	22,287,167
Berkshire Hathaway, Inc., Class B *	2,383,530	391,232,614
BlackRock, Inc.	153,200	57,293,736
Capital One Financial Corp.	620,574	54,231,962
CME Group, Inc.	426,885	51,687,236
Discover Financial Services	487,773	33,792,913
E*TRADE Financial Corp. *	354,519	13,276,737
Franklin Resources, Inc.	420,905	16,726,765
Intercontinental Exchange, Inc.	751,230	43,841,783
Invesco Ltd.	497,347	14,383,275
Leucadia National Corp.	379,851	9,059,446
Moody's Corp.	213,929	22,178,019
Morgan Stanley	1,814,854	77,113,147
Nasdaq, Inc.	142,400	10,044,896
Navient Corp.	373,300	5,614,432
Northern Trust Corp.	269,718	22,375,805
S&P Global, Inc.	321,467	38,633,904
State Street Corp.	449,326	34,238,641
Synchrony Financial	970,499	34,763,274
T. Rowe Price Group, Inc.	303,279	20,453,136
The Bank of New York Mellon Corp.	1,334,273	59,682,031
The Charles Schwab Corp. (a)	1,510,081	62,275,740
The Goldman Sachs Group, Inc.	466,469	106,970,671
		1,286,167,338

Energy 7.2%
Anadarko Petroleum Corp.	697,409	48,490,848
Apache Corp.	467,906	27,990,137
Baker Hughes, Inc.	536,363	33,833,778
Cabot Oil & Gas Corp.	557,100	11,966,508
Chesapeake Energy Corp. *	968,366	6,245,961
Chevron Corp.	2,366,134	263,469,021
Cimarex Energy Co.	119,500	16,157,595
Security	Number of Shares	Value ($)
Concho Resources, Inc. *	184,177	25,681,641
ConocoPhillips	1,567,390	76,425,936
Devon Energy Corp.	667,258	30,386,929
EOG Resources, Inc.	730,512	74,205,409
EQT Corp.	226,300	13,720,569
Exxon Mobil Corp.	5,215,041	437,489,789
Halliburton Co.	1,074,568	60,788,312
Helmerich & Payne, Inc.	140,100	9,969,516
Hess Corp.	324,840	17,599,831
Kinder Morgan, Inc.	2,412,444	53,893,999
Marathon Oil Corp.	1,069,452	17,913,321
Marathon Petroleum Corp.	659,352	31,681,864
Murphy Oil Corp.	184,892	5,345,228
National Oilwell Varco, Inc.	487,624	18,437,063
Newfield Exploration Co. *	244,700	9,807,576
Noble Energy, Inc.	531,268	21,123,216
Occidental Petroleum Corp.	953,250	64,601,752
ONEOK, Inc.	274,900	15,149,739
Phillips 66	559,795	45,690,468
Pioneer Natural Resources Co.	214,600	38,677,358
Range Resources Corp.	230,100	7,441,434
Schlumberger Ltd.	1,744,828	146,059,552
Southwestern Energy Co. *	607,000	5,469,070
Spectra Energy Corp.	887,809	36,977,245
TechnipFMC plc *	575,300	19,341,586
Tesoro Corp.	139,107	11,246,801
The Williams Cos., Inc.	1,006,398	29,024,518
Transocean Ltd. *	506,200	7,071,614
Valero Energy Corp.	560,240	36,841,382
		1,776,216,566

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	546,492	89,597,364
CVS Health Corp.	1,335,051	105,215,369
Sysco Corp.	621,657	32,612,126
The Kroger Co.	1,173,794	39,862,044
Wal-Mart Stores, Inc.	1,901,102	126,879,548
Walgreens Boots Alliance, Inc.	1,069,511	87,635,731
Whole Foods Market, Inc.	384,632	11,623,579
		493,425,761

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	2,464,091	175,393,997
Archer-Daniels-Midland Co.	724,899	32,084,030
Brown-Forman Corp., Class B	222,884	10,163,510
Campbell Soup Co.	239,711	14,917,216
ConAgra Brands, Inc.	506,549	19,801,001
Constellation Brands, Inc., Class A	219,065	32,807,174
Dr Pepper Snapple Group, Inc.	231,700	21,131,040
General Mills, Inc.	735,480	45,952,790
Hormel Foods Corp.	325,600	11,819,280
Kellogg Co.	324,934	23,625,951
McCormick & Co., Inc. — Non Voting Shares	142,802	13,644,731
Mead Johnson Nutrition Co.	237,800	16,755,388
Molson Coors Brewing Co., Class B	224,930	21,710,244
Mondelez International, Inc., Class A	1,933,054	85,595,631
Monster Beverage Corp. *	522,600	22,262,760
PepsiCo, Inc.	1,800,263	186,831,294
Philip Morris International, Inc.	1,943,446	186,823,464
Reynolds American, Inc.	1,049,950	63,133,494
The Coca-Cola Co.	4,893,556	203,425,123
The Hershey Co.	170,528	17,985,588
The JM Smucker Co.	150,275	20,414,859

2

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Kraft Heinz Co.	748,718	66,853,030
Tyson Foods, Inc., Class A	370,090	23,237,951
		1,316,369,546

Health Care Equipment & Services 5.3%
Abbott Laboratories	2,143,594	89,537,921
Aetna, Inc.	443,575	52,612,431
AmerisourceBergen Corp.	218,146	19,039,783
Anthem, Inc.	334,029	51,487,230
Baxter International, Inc.	600,789	28,783,801
Becton, Dickinson & Co.	267,798	47,477,907
Boston Scientific Corp. *	1,675,474	40,311,904
C.R. Bard, Inc.	89,973	21,353,292
Cardinal Health, Inc.	407,233	30,526,186
Centene Corp. *	216,900	13,723,263
Cerner Corp. *	386,900	20,780,399
Cigna Corp.	318,608	46,586,862
Danaher Corp.	758,674	63,667,922
DaVita, Inc. *	204,000	13,005,000
DENTSPLY SIRONA, Inc.	290,400	16,465,680
Edwards Lifesciences Corp. *	272,900	26,263,896
Envision Healthcare Corp. *	145,000	9,860,000
Express Scripts Holding Co. *	770,295	53,057,920
HCA Holdings, Inc. *	358,400	28,772,352
Henry Schein, Inc. *	104,900	16,769,314
Hologic, Inc. *	337,700	13,686,981
Humana, Inc.	188,303	37,378,145
IDEXX Laboratories, Inc. *	115,300	14,104,649
Intuitive Surgical, Inc. *	49,031	33,963,283
Laboratory Corp. of America Holdings *	124,991	16,775,042
McKesson Corp.	286,175	39,821,251
Medtronic plc	1,730,176	131,527,980
Patterson Cos., Inc.	104,447	4,346,040
Quest Diagnostics, Inc.	171,680	15,780,826
Stryker Corp.	393,240	48,576,937
The Cooper Cos., Inc.	60,000	11,076,600
UnitedHealth Group, Inc.	1,195,410	193,775,961
Universal Health Services, Inc., Class B	108,400	12,209,092
Varex Imaging Corp. *	—	11
Varian Medical Systems, Inc. *	123,906	9,621,301
Zimmer Biomet Holdings, Inc.	255,923	30,283,369
		1,303,010,531

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	324,000	14,651,280
Colgate-Palmolive Co.	1,116,094	72,077,351
Coty, Inc., Class A	580,000	11,136,000
Kimberly-Clark Corp.	453,095	54,883,397
The Clorox Co.	158,557	19,026,840
The Estee Lauder Cos., Inc., Class A	280,652	22,791,749
The Procter & Gamble Co.	3,362,890	294,589,164
		489,155,781

Insurance 2.7%
Aflac, Inc.	507,873	35,546,031
American International Group, Inc.	1,218,854	78,323,558
Aon plc	334,150	37,658,705
Arthur J. Gallagher & Co.	215,000	11,573,450
Assurant, Inc.	74,246	7,211,514
Chubb Ltd.	589,265	77,482,455
Cincinnati Financial Corp.	192,903	13,615,094
Lincoln National Corp.	294,671	19,893,239
Loews Corp.	352,716	16,429,511
Marsh & McLennan Cos., Inc.	643,279	43,755,838
MetLife, Inc.	1,370,877	74,589,418
Principal Financial Group, Inc.	337,567	19,271,700
Security	Number of Shares	Value ($)
Prudential Financial, Inc.	541,531	56,920,323
The Allstate Corp.	468,310	35,221,595
The Hartford Financial Services Group, Inc.	472,795	23,029,845
The Progressive Corp.	723,820	27,099,821
The Travelers Cos., Inc.	354,260	41,724,743
Torchmark Corp.	143,266	10,535,782
Unum Group	303,840	13,803,451
Willis Towers Watson plc	166,225	20,799,734
XL Group Ltd.	328,999	12,360,492
		676,846,299

Materials 2.9%
Air Products & Chemicals, Inc.	276,001	38,573,900
Albemarle Corp.	136,446	12,640,357
Avery Dennison Corp.	119,776	8,746,044
Ball Corp.	227,464	17,346,405
CF Industries Holdings, Inc.	297,325	10,492,599
E.I. du Pont de Nemours & Co.	1,090,904	82,363,252
Eastman Chemical Co.	188,616	14,617,740
Ecolab, Inc.	329,928	39,634,251
FMC Corp.	158,300	9,523,328
Freeport-McMoRan, Inc. *	1,600,640	26,650,656
International Flavors & Fragrances, Inc.	98,043	11,491,620
International Paper Co.	517,089	29,267,237
LyondellBasell Industries N.V., Class A	426,200	39,751,674
Martin Marietta Materials, Inc.	80,300	18,436,880
Monsanto Co.	550,000	59,570,500
Newmont Mining Corp.	673,046	24,418,109
Nucor Corp.	400,800	23,282,472
PPG Industries, Inc.	324,996	32,502,850
Praxair, Inc.	357,679	42,363,501
Sealed Air Corp.	236,068	11,449,298
The Dow Chemical Co.	1,405,535	83,812,052
The Mosaic Co.	434,300	13,623,991
The Sherwin-Williams Co.	99,636	30,270,413
Vulcan Materials Co.	162,371	20,837,070
WestRock Co.	310,489	16,567,693
		718,233,892

Media 3.2%
CBS Corp., Class B — Non Voting Shares	491,336	31,686,259
Charter Communications, Inc., Class A *	270,300	87,563,685
Comcast Corp., Class A	2,994,564	225,850,017
Discovery Communications, Inc., Class A *	159,800	4,530,330
Discovery Communications, Inc., Class C *	310,500	8,603,955
News Corp., Class A	443,000	5,444,470
News Corp., Class B	205,200	2,595,780
Omnicom Group, Inc.	293,847	25,167,996
Scripps Networks Interactive, Inc., Class A	116,593	8,879,723
TEGNA, Inc.	270,314	6,192,894
The Interpublic Group of Cos., Inc.	506,365	11,914,768
The Walt Disney Co.	1,840,283	203,627,314
Time Warner, Inc.	971,674	94,106,627
Twenty-First Century Fox, Inc., Class A	1,347,801	42,293,995
Twenty-First Century Fox, Inc., Class B	608,500	18,869,585
Viacom, Inc., Class B	448,853	18,914,665
		796,242,063

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	2,033,086	124,241,885
Agilent Technologies, Inc.	406,066	19,885,052
Alexion Pharmaceuticals, Inc. *	283,900	37,100,052

3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Allergan plc *	470,268	102,936,963
Amgen, Inc.	930,659	145,815,652
Biogen, Inc. *	271,991	75,406,785
Bristol-Myers Squibb Co.	2,095,064	102,993,346
Celgene Corp. *	974,426	113,179,580
Eli Lilly & Co.	1,221,823	94,117,026
Endo International plc *	256,900	3,144,456
Gilead Sciences, Inc.	1,663,650	120,531,443
Illumina, Inc. *	182,300	29,186,230
Johnson & Johnson	3,414,125	386,649,656
Mallinckrodt plc *	134,700	6,563,931
Merck & Co., Inc.	3,460,814	214,535,860
Mettler-Toledo International, Inc. *	32,500	13,865,475
Mylan N.V. *	593,651	22,588,421
PerkinElmer, Inc.	141,360	7,518,938
Perrigo Co., plc	179,400	13,661,310
Pfizer, Inc.	7,616,533	241,672,592
Regeneron Pharmaceuticals, Inc. *	95,300	34,240,337
Thermo Fisher Scientific, Inc.	491,037	74,829,128
Vertex Pharmaceuticals, Inc. *	316,200	27,152,094
Waters Corp. *	100,752	14,271,521
Zoetis, Inc.	623,300	34,244,102
		2,060,331,835

Real Estate 2.8%
American Tower Corp.	536,000	55,476,000
Apartment Investment & Management Co., Class A	209,014	9,211,247
AvalonBay Communities, Inc.	173,299	30,034,450
Boston Properties, Inc.	196,676	25,744,888
CBRE Group, Inc., Class A *	377,640	11,465,150
Crown Castle International Corp.	456,300	40,076,829
Digital Realty Trust, Inc.	202,100	21,752,023
Equinix, Inc.	89,409	34,420,677
Equity Residential	455,622	27,688,149
Essex Property Trust, Inc.	79,400	17,809,420
Extra Space Storage, Inc.	150,000	10,807,500
Federal Realty Investment Trust	95,900	13,467,237
GGP, Inc.	744,100	18,483,444
HCP, Inc.	587,400	17,809,968
Host Hotels & Resorts, Inc.	934,311	16,883,000
Iron Mountain, Inc.	323,302	11,574,212
Kimco Realty Corp.	513,259	12,775,016
Mid-America Apartment Communities, Inc.	140,000	13,293,000
Prologis, Inc.	645,089	31,512,598
Public Storage	189,478	40,737,770
Realty Income Corp.	321,900	19,194,897
Simon Property Group, Inc.	393,053	72,231,350
SL Green Realty Corp.	129,700	14,133,409
The Macerich Co.	152,100	10,447,749
UDR, Inc.	351,100	12,270,945
Ventas, Inc.	431,900	26,635,273
Vornado Realty Trust	215,456	22,905,127
Welltower, Inc.	454,600	30,139,980
Weyerhaeuser Co.	920,623	28,843,118
		697,824,426

Retailing 5.5%
Advance Auto Parts, Inc.	92,400	15,175,776
Amazon.com, Inc. *	495,280	407,853,174
AutoNation, Inc. *	91,733	4,872,857
AutoZone, Inc. *	36,498	26,460,320
Bed Bath & Beyond, Inc.	194,069	7,830,684
Best Buy Co., Inc.	353,957	15,758,166
CarMax, Inc. *	239,400	15,970,374
Dollar General Corp.	314,700	23,231,154
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	304,230	23,483,514
Expedia, Inc.	156,013	18,969,621
Foot Locker, Inc.	165,000	11,309,100
Genuine Parts Co.	191,338	18,523,432
Kohl's Corp.	231,910	9,236,975
L Brands, Inc.	307,535	18,516,682
LKQ Corp. *	370,000	11,806,700
Lowe's Cos., Inc.	1,087,188	79,451,699
Macy's, Inc.	382,226	11,290,956
Netflix, Inc. *	535,700	75,378,347
Nordstrom, Inc.	139,796	6,181,779
O'Reilly Automotive, Inc. *	116,800	30,633,136
Ross Stores, Inc.	494,400	32,684,784
Signet Jewelers Ltd.	94,000	7,300,980
Staples, Inc.	781,869	7,193,195
Target Corp.	699,608	45,110,724
The Gap, Inc.	277,162	6,383,041
The Home Depot, Inc.	1,531,050	210,641,859
The Priceline Group, Inc. *	61,715	97,209,148
The TJX Cos., Inc.	819,306	61,382,405
Tiffany & Co.	140,028	11,023,004
Tractor Supply Co.	162,600	11,978,742
TripAdvisor, Inc. *	147,713	7,814,018
Ulta Salon, Cosmetics & Fragrance, Inc. *	74,900	20,393,772
Urban Outfitters, Inc. *	111,100	2,948,594
		1,353,998,712

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	385,254	28,870,935
Applied Materials, Inc.	1,362,672	46,671,516
Broadcom Ltd.	499,320	99,614,340
First Solar, Inc. *	94,900	2,959,931
Intel Corp.	5,951,805	219,145,460
KLA-Tencor Corp.	200,481	17,062,938
Lam Research Corp.	206,274	23,692,632
Linear Technology Corp.	301,968	19,063,240
Microchip Technology, Inc.	264,123	17,788,684
Micron Technology, Inc. *	1,301,175	31,371,329
NVIDIA Corp.	680,382	74,284,107
Qorvo, Inc. *	153,900	9,881,919
QUALCOMM, Inc.	1,862,765	99,527,534
Skyworks Solutions, Inc.	235,100	21,568,074
Texas Instruments, Inc.	1,246,654	94,172,243
Xilinx, Inc.	313,563	18,249,366
		823,924,248

Software & Services 12.6%
Accenture plc, Class A	779,500	88,761,665
Activision Blizzard, Inc.	867,600	34,886,196
Adobe Systems, Inc. *	624,576	70,814,427
Akamai Technologies, Inc. *	222,141	15,236,651
Alliance Data Systems Corp.	72,500	16,557,550
Alphabet, Inc., Class A *	371,912	305,038,503
Alphabet, Inc., Class C *	372,475	296,784,355
Autodesk, Inc. *	239,981	19,520,055
Automatic Data Processing, Inc.	567,373	57,298,999
CA, Inc.	407,925	12,755,815
Citrix Systems, Inc. *	193,308	17,627,757
Cognizant Technology Solutions Corp., Class A *	770,396	40,515,126
CSRA, Inc.	199,340	6,183,527
eBay, Inc. *	1,297,169	41,288,889
Electronic Arts, Inc. *	387,292	32,311,772
Facebook, Inc., Class A *	2,939,800	383,114,736
Fidelity National Information Services, Inc.	403,634	32,056,612
Fiserv, Inc. *	270,004	29,006,530

4

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Global Payments, Inc.	190,000	14,683,200
International Business Machines Corp.	1,086,990	189,701,495
Intuit, Inc.	306,809	36,381,411
MasterCard, Inc., Class A	1,192,290	126,776,196
Microsoft Corp.	9,764,331	631,263,999
Oracle Corp.	3,749,186	150,379,850
Paychex, Inc.	411,865	24,831,341
PayPal Holdings, Inc. *	1,405,169	55,897,623
Red Hat, Inc. *	224,800	17,057,824
salesforce.com, Inc. *	796,865	63,032,021
Symantec Corp.	796,450	21,942,198
Teradata Corp. *	159,871	4,693,813
The Western Union Co.	629,625	12,328,057
Total System Services, Inc.	207,100	10,495,828
VeriSign, Inc. *	112,125	8,993,546
Visa, Inc., Class A	2,345,500	193,996,305
Xerox Corp.	987,866	6,845,911
Yahoo! Inc. *	1,104,255	48,664,518
		3,117,724,301

Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	381,400	25,740,686
Apple, Inc.	6,695,915	812,549,285
Cisco Systems, Inc.	6,313,128	193,939,292
Corning, Inc.	1,173,687	31,090,969
F5 Networks, Inc. *	82,400	11,044,072
FLIR Systems, Inc.	186,200	6,578,446
Harris Corp.	157,600	16,187,096
Hewlett Packard Enterprise Co.	2,104,108	47,721,170
HP, Inc.	2,113,108	31,802,275
Juniper Networks, Inc.	466,865	12,502,645
Motorola Solutions, Inc.	203,922	16,458,544
NetApp, Inc.	342,374	13,119,772
Seagate Technology plc	384,000	17,337,600
TE Connectivity Ltd.	450,400	33,487,240
Western Digital Corp.	350,536	27,948,235
		1,297,507,327

Telecommunication Services 2.5%
AT&T, Inc.	7,710,102	325,057,900
CenturyLink, Inc.	686,643	17,756,588
Frontier Communications Corp.	1,396,845	4,874,989
Level 3 Communications, Inc. *	371,900	22,113,174
Verizon Communications, Inc.	5,116,778	250,773,290
		620,575,941

Transportation 2.3%
Alaska Air Group, Inc.	150,000	14,073,000
American Airlines Group, Inc.	652,700	28,881,975
C.H. Robinson Worldwide, Inc.	184,895	14,063,114
CSX Corp.	1,181,591	54,814,007
Delta Air Lines, Inc.	917,400	43,337,976
Expeditors International of Washington, Inc.	216,900	11,296,152
FedEx Corp.	307,868	58,220,918
JB Hunt Transport Services, Inc.	108,100	10,710,548
Kansas City Southern	129,400	11,116,754
Norfolk Southern Corp.	369,092	43,353,546
Ryder System, Inc.	60,702	4,710,475
Southwest Airlines Co.	774,136	40,495,054
Union Pacific Corp.	1,038,050	110,635,369
United Continental Holdings, Inc. *	361,800	25,496,046
United Parcel Service, Inc., Class B	866,018	94,508,544
		565,713,478

Security	Number of Shares	Value ($)
Utilities 3.1%
AES Corp.	887,049	10,147,841
Alliant Energy Corp.	275,969	10,390,233
Ameren Corp.	311,820	16,417,323
American Electric Power Co., Inc.	610,502	39,108,758
American Water Works Co., Inc.	231,000	16,964,640
CenterPoint Energy, Inc.	564,366	14,792,033
CMS Energy Corp.	343,584	14,636,678
Consolidated Edison, Inc.	383,165	28,488,318
Dominion Resources, Inc.	798,964	60,944,974
DTE Energy Co.	229,012	22,589,744
Duke Energy Corp.	864,299	67,882,043
Edison International	405,793	29,574,194
Entergy Corp.	224,253	16,065,485
Eversource Energy	420,000	23,234,400
Exelon Corp.	1,147,793	41,182,813
FirstEnergy Corp.	518,494	15,720,738
NextEra Energy, Inc.	584,438	72,306,669
NiSource, Inc.	374,662	8,381,189
NRG Energy, Inc.	378,600	6,262,044
PG&E Corp.	640,506	39,640,916
Pinnacle West Capital Corp.	140,061	10,872,935
PPL Corp.	855,170	29,794,123
Public Service Enterprise Group, Inc.	638,570	28,256,722
SCANA Corp.	175,300	12,043,110
Sempra Energy	308,569	31,594,380
The Southern Co.	1,229,125	60,755,649
WEC Energy Group, Inc.	387,178	22,862,861
Xcel Energy, Inc.	617,686	25,522,786
		776,433,599
Total Common Stock
(Cost $13,516,281,746)		24,632,173,938

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.46% (c)	6,331,916	6,331,916
Total Other Investment Company
(Cost $6,331,916)		6,331,916
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (d)	84,800,000	84,800,000
Total Short-Term Investment
(Cost $84,800,000)		84,800,000

End of Investments.

5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

At 01/31/17, the tax basis cost of the fund's investments was $13,647,030,475 and the unrealized appreciation and depreciation were $11,462,823,057 and ($386,547,678), respectively, with a net unrealized appreciation of $11,076,275,379.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,575,629.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	1,000	113,725,000	438,152

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$24,632,173,938	$—	$—	$24,632,173,938
Other Investment Company[1]	6,331,916	—	—	6,331,916
Short-Term Investment[1]	—	84,800,000	—	84,800,000
Total	$24,638,505,854	$84,800,000	$—	$24,723,305,854
Other Financial Instruments
Futures Contracts[2]	$438,152	$—	$—	$438,152
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
6

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,858,329,886	6,761,077,912
0.8%	Other Investment Companies	54,421,094	54,421,094
100.3%	Total Investments	1,912,750,980	6,815,499,006
(0.3%)	Other Assets and Liabilities, Net		(21,851,817)
100.0%	Net Assets		6,793,647,189

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.0%
Adient plc *	29,818	1,893,145
Autoliv, Inc.	26,600	3,076,556
BorgWarner, Inc.	69,096	2,821,190
Delphi Automotive plc	87,400	6,123,244
Ford Motor Co.	1,208,087	14,931,955
General Motors Co.	418,200	15,310,302
Gentex Corp.	97,544	2,037,694
Harley-Davidson, Inc.	59,392	3,387,720
Lear Corp.	23,600	3,353,324
Tesla Motors, Inc. *(b)	35,208	8,869,951
The Goodyear Tire & Rubber Co.	83,100	2,691,609
Thor Industries, Inc.	14,500	1,500,750
Visteon Corp. *	12,000	1,074,840
		67,072,280

Banks 6.4%
Associated Banc-Corp.	42,800	1,082,840
Bank of America Corp.	3,073,841	69,591,760
Bank of the Ozarks, Inc.	15,000	823,050
BankUnited, Inc.	10,000	382,000
BB&T Corp.	269,400	12,443,586
BOK Financial Corp.	8,900	731,936
CIT Group, Inc.	32,900	1,355,151
Citigroup, Inc.	892,256	49,814,652
Citizens Financial Group, Inc.	163,500	5,913,795
Comerica, Inc.	51,128	3,452,674
Commerce Bancshares, Inc.	29,381	1,660,908
Cullen/Frost Bankers, Inc.	16,900	1,510,860
East West Bancorp, Inc.	45,800	2,355,952
Fifth Third Bancorp	241,084	6,292,292
First Citizens BancShares, Inc., Class A	3,300	1,210,242
First Horizon National Corp.	70,500	1,410,000
First Republic Bank	44,600	4,207,118
Home BancShares, Inc.	36,400	980,616
Huntington Bancshares, Inc.	329,006	4,451,451
Investors Bancorp, Inc.	108,730	1,560,276
JPMorgan Chase & Co.	1,106,578	93,649,696
KeyCorp	333,218	5,987,927
M&T Bank Corp.	49,343	8,021,692
MGIC Investment Corp. *	103,900	1,106,535
New York Community Bancorp, Inc.	149,882	2,276,708
PacWest Bancorp	19,300	1,069,220
Security	Number of Shares	Value ($)
People's United Financial, Inc.	103,793	1,946,119
PrivateBancorp, Inc.	23,900	1,306,374
Prosperity Bancshares, Inc.	23,100	1,677,753
Regions Financial Corp.	390,106	5,621,427
Signature Bank *	15,700	2,473,064
SunTrust Banks, Inc.	155,993	8,863,522
SVB Financial Group *	14,900	2,566,227
Synovus Financial Corp.	44,657	1,861,304
TFS Financial Corp.	27,300	477,477
The PNC Financial Services Group, Inc.	157,034	18,916,316
U.S. Bancorp	472,705	24,887,918
Umpqua Holdings Corp.	32,000	585,920
Webster Financial Corp.	27,500	1,444,300
Wells Fargo & Co.	1,408,696	79,351,846
Western Alliance Bancorp *	27,800	1,372,764
Zions Bancorp	36,798	1,552,508
		438,247,776

Capital Goods 7.5%
3M Co.	180,854	31,616,896
A.O. Smith Corp.	50,800	2,476,500
Acuity Brands, Inc.	14,300	2,963,389
AECOM *	34,700	1,281,471
AGCO Corp.	14,200	891,760
Air Lease Corp.	19,700	716,686
Allegion plc	28,700	1,884,729
Allison Transmission Holdings, Inc.	13,700	479,226
AMETEK, Inc.	75,105	3,837,866
Arconic, Inc.	55,840	1,272,594
B/E Aerospace, Inc.	31,700	1,948,599
BWX Technologies, Inc.	32,900	1,365,021
Carlisle Cos., Inc.	20,736	2,262,505
Caterpillar, Inc.	180,796	17,294,945
Crane Co.	16,384	1,180,303
Cummins, Inc.	49,892	7,334,623
Curtiss-Wright Corp.	15,200	1,490,512
Deere & Co.	95,946	10,271,019
Donaldson Co., Inc.	32,900	1,390,025
Dover Corp.	50,237	3,905,927
Eaton Corp. plc	142,901	10,114,533
EMCOR Group, Inc.	8,100	564,489
Emerson Electric Co.	200,228	11,745,374
Fastenal Co.	92,300	4,585,464
Flowserve Corp.	43,023	2,115,011
Fluor Corp.	40,958	2,273,169
Fortive Corp.	92,520	5,117,281
Fortune Brands Home & Security, Inc.	52,900	2,916,377
General Dynamics Corp.	91,644	16,594,896
General Electric Co.	2,758,102	81,915,629
Graco, Inc.	15,694	1,406,025
HD Supply Holdings, Inc. *	51,900	2,195,370
Hexcel Corp.	26,300	1,350,505
Honeywell International, Inc.	239,099	28,290,194
Hubbell, Inc.	16,932	2,067,059
Huntington Ingalls Industries, Inc.	13,700	2,657,252
IDEX Corp.	28,906	2,606,165

1

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	100,404	12,771,389
Ingersoll-Rand plc	82,400	6,538,440
ITT, Inc.	30,300	1,238,361
Jacobs Engineering Group, Inc. *	38,756	2,269,164
Johnson Controls International plc	288,386	12,683,216
L3 Technologies, Inc.	23,374	3,709,220
Lennox International, Inc.	11,700	1,834,677
Lincoln Electric Holdings, Inc.	22,200	1,850,814
Lockheed Martin Corp.	76,564	19,242,830
Masco Corp.	108,836	3,586,146
MSC Industrial Direct Co., Inc., Class A	15,558	1,589,250
Nordson Corp.	18,000	2,043,540
Northrop Grumman Corp.	49,432	11,323,883
Orbital ATK, Inc.	10,200	886,890
Oshkosh Corp.	23,600	1,643,268
Owens Corning	36,900	2,038,725
PACCAR, Inc.	107,289	7,221,623
Parker-Hannifin Corp.	41,253	6,069,554
Pentair plc	57,895	3,394,384
Quanta Services, Inc. *	18,900	678,321
Raytheon Co.	91,290	13,160,366
Rockwell Automation, Inc.	39,549	5,852,857
Rockwell Collins, Inc.	40,653	3,689,666
Roper Technologies, Inc.	30,891	5,926,438
Sensata Technologies Holding N.V. *	30,100	1,262,695
Snap-on, Inc.	17,250	3,131,393
Spirit AeroSystems Holdings, Inc., Class A	37,400	2,245,870
Stanley Black & Decker, Inc.	46,641	5,783,484
Teledyne Technologies, Inc. *	12,600	1,548,162
Textron, Inc.	88,938	4,212,993
The Boeing Co.	185,989	30,394,322
The Middleby Corp. *	18,300	2,455,494
The Toro Co.	30,400	1,791,472
TransDigm Group, Inc.	16,600	3,592,240
Trinity Industries, Inc.	44,200	1,217,268
United Rentals, Inc. *	31,467	3,980,890
United Technologies Corp.	244,203	26,781,743
USG Corp. *	13,000	397,670
W.W. Grainger, Inc.	17,876	4,514,941
WABCO Holdings, Inc. *	18,000	1,962,540
Wabtec Corp.	28,800	2,495,232
Watsco, Inc.	7,000	1,069,180
Woodward, Inc.	17,300	1,204,772
Xylem, Inc.	53,400	2,633,154
		508,297,926

Commercial & Professional Supplies 0.7%
Cintas Corp.	25,710	2,985,188
Copart, Inc. *	36,074	2,046,839
Deluxe Corp.	14,500	1,056,325
Equifax, Inc.	37,300	4,374,544
IHS Markit Ltd. *	71,132	2,806,157
KAR Auction Services, Inc.	44,400	2,022,420
ManpowerGroup, Inc.	21,591	2,061,077
Nielsen Holdings plc	110,500	4,520,555
Republic Services, Inc.	81,581	4,681,118
Robert Half International, Inc.	43,891	2,065,510
Rollins, Inc.	32,850	1,158,291
Stericycle, Inc. *	27,098	2,090,340
The Dun & Bradstreet Corp.	10,925	1,339,624
TransUnion *	12,100	381,513
Verisk Analytics, Inc. *	47,800	3,950,192
Waste Management, Inc.	131,077	9,109,851
		46,649,544

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.3%
Brunswick Corp.	29,300	1,753,898
CalAtlantic Group, Inc.	22,300	777,601
Carter's, Inc.	17,300	1,448,875
Coach, Inc.	89,730	3,351,416
Columbia Sportswear Co.	8,900	483,893
D.R. Horton, Inc.	107,597	3,218,226
Garmin Ltd.	39,886	1,926,095
Hanesbrands, Inc.	121,600	2,883,136
Harman International Industries, Inc.	23,697	2,634,159
Hasbro, Inc.	34,225	2,823,905
Leggett & Platt, Inc.	39,744	1,896,584
Lennar Corp., Class A	60,775	2,713,604
lululemon Athletica, Inc. *	34,500	2,329,095
Mattel, Inc.	102,797	2,694,309
Michael Kors Holdings Ltd. *	18,300	783,423
Mohawk Industries, Inc. *	19,439	4,195,714
Newell Brands, Inc.	143,713	6,801,936
NIKE, Inc., Class B	423,612	22,409,075
NVR, Inc. *	1,098	2,040,084
Polaris Industries, Inc. (b)	19,200	1,614,144
PulteGroup, Inc.	98,799	2,125,166
PVH Corp.	25,514	2,393,468
Ralph Lauren Corp.	18,395	1,626,670
Skechers U.S.A., Inc., Class A *	30,000	753,600
Tempur Sealy International, Inc. *(b)	18,900	812,700
Toll Brothers, Inc. *	50,000	1,568,000
Tupperware Brands Corp.	14,700	887,292
Under Armour, Inc., Class A *(b)	56,200	1,207,738
Under Armour, Inc., Class C *	56,598	1,087,814
VF Corp.	103,828	5,345,065
Whirlpool Corp.	24,515	4,287,428
		90,874,113

Consumer Services 2.0%
Aramark	65,800	2,226,672
Bright Horizons Family Solutions, Inc. *	12,900	914,094
Brinker International, Inc.	17,700	787,650
Buffalo Wild Wings, Inc. *	4,000	604,000
Carnival Corp.	115,760	6,410,789
Chipotle Mexican Grill, Inc. *	9,550	4,024,752
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,280,286
Darden Restaurants, Inc.	34,165	2,503,611
Domino's Pizza, Inc.	16,000	2,792,640
Dunkin' Brands Group, Inc.	28,000	1,452,360
H&R Block, Inc.	75,198	1,613,749
Hilton Grand Vacations, Inc. *	12,480	366,038
Hilton Worldwide Holdings, Inc.	41,600	2,395,328
Jack in the Box, Inc.	12,400	1,338,208
Las Vegas Sands Corp.	117,163	6,160,431
Marriott International, Inc., Class A	103,508	8,756,777
McDonald's Corp.	256,636	31,455,874
MGM Resorts International *	147,287	4,241,866
Norwegian Cruise Line Holdings Ltd. *	18,900	888,300
Panera Bread Co., Class A *	7,000	1,463,420
Royal Caribbean Cruises Ltd.	52,391	4,905,369
Service Corp. International	63,100	1,838,103
ServiceMaster Global Holdings, Inc. *	41,700	1,542,066
Six Flags Entertainment Corp.	24,400	1,453,752
Starbucks Corp.	463,354	25,586,408
Texas Roadhouse, Inc.	19,700	918,808
The Wendy's Co.	60,900	823,977
Vail Resorts, Inc.	11,800	2,024,172
Wyndham Worldwide Corp.	34,917	2,760,538

2

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	24,842	2,519,724
Yum! Brands, Inc.	131,576	8,622,175
		134,671,937

Diversified Financials 5.2%
Affiliated Managers Group, Inc. *	17,859	2,720,997
Ally Financial, Inc.	88,400	1,867,008
American Express Co.	255,877	19,543,885
Ameriprise Financial, Inc.	53,057	5,956,709
Annaly Capital Management, Inc.	174,600	1,784,412
Berkshire Hathaway, Inc., Class B *	572,712	94,004,948
BlackRock, Inc.	39,665	14,833,917
Capital One Financial Corp.	164,453	14,371,548
CBOE Holdings, Inc.	25,400	2,022,348
CME Group, Inc.	98,580	11,936,066
Credit Acceptance Corp. *(b)	3,200	656,896
Discover Financial Services	134,724	9,333,679
E*TRADE Financial Corp. *	86,290	3,231,560
Eaton Vance Corp.	39,084	1,638,792
FactSet Research Systems, Inc.	12,900	2,232,345
Franklin Resources, Inc.	114,858	4,564,457
Intercontinental Exchange, Inc.	183,550	10,711,978
Invesco Ltd.	135,190	3,909,695
Lazard Ltd., Class A	10,900	463,032
Legg Mason, Inc.	31,214	989,172
LendingClub Corp. *	90,000	555,300
Leucadia National Corp.	101,178	2,413,095
MarketAxess Holdings, Inc.	11,500	2,153,375
Moody's Corp.	53,326	5,528,306
Morgan Stanley	478,548	20,333,505
MSCI, Inc.	29,450	2,436,988
Nasdaq, Inc.	36,337	2,563,212
Navient Corp.	70,000	1,052,800
Northern Trust Corp.	65,976	5,473,369
Raymond James Financial, Inc.	39,649	2,970,900
S&P Global, Inc.	84,736	10,183,572
SEI Investments Co.	42,148	2,044,599
Starwood Property Trust, Inc.	62,500	1,391,250
State Street Corp.	124,450	9,483,090
Synchrony Financial	257,300	9,216,486
T. Rowe Price Group, Inc.	76,550	5,162,532
TD Ameritrade Holding Corp.	87,231	4,025,711
The Bank of New York Mellon Corp.	335,996	15,029,101
The Charles Schwab Corp. (a)	375,265	15,475,929
The Goldman Sachs Group, Inc.	120,132	27,548,670
Two Harbors Investment Corp.	40,000	350,800
Voya Financial, Inc.	24,800	997,456
		353,163,490

Energy 6.6%
Anadarko Petroleum Corp.	159,148	11,065,560
Apache Corp.	118,700	7,100,634
Baker Hughes, Inc.	135,606	8,554,026
Cabot Oil & Gas Corp.	145,596	3,127,402
Cheniere Energy, Inc. *	74,900	3,568,985
Chevron Corp.	588,537	65,533,595
Cimarex Energy Co.	29,115	3,936,639
Concho Resources, Inc. *	41,200	5,744,928
ConocoPhillips	385,266	18,785,570
Continental Resources, Inc. *	25,800	1,252,848
Core Laboratories N.V.	13,300	1,553,839
Devon Energy Corp.	162,382	7,394,876
Diamondback Energy, Inc. *	21,800	2,292,706
EOG Resources, Inc.	173,204	17,594,062
EQT Corp.	51,600	3,128,508
Exxon Mobil Corp.	1,278,763	107,275,428
Gulfport Energy Corp. *	35,000	731,500
Security	Number of Shares	Value ($)
Halliburton Co.	280,788	15,884,177
Helmerich & Payne, Inc.	31,392	2,233,855
Hess Corp.	84,123	4,557,784
HollyFrontier Corp.	45,400	1,315,238
Kinder Morgan, Inc.	486,917	10,877,726
Marathon Oil Corp.	267,696	4,483,908
Marathon Petroleum Corp.	164,600	7,909,030
Murphy Oil Corp.	49,944	1,443,881
National Oilwell Varco, Inc.	119,426	4,515,497
Newfield Exploration Co. *	63,666	2,551,733
Noble Energy, Inc.	134,622	5,352,571
Occidental Petroleum Corp.	244,916	16,597,957
ONEOK, Inc.	66,824	3,682,671
PBF Energy, Inc., Class A	30,300	702,657
Phillips 66	146,400	11,949,168
Pioneer Natural Resources Co.	55,711	10,040,794
Range Resources Corp.	28,928	935,532
Schlumberger Ltd.	431,405	36,112,913
Southwestern Energy Co. *	150,188	1,353,194
Spectra Energy Corp.	209,421	8,722,385
TechnipFMC plc *	143,568	4,826,756
Tesoro Corp.	36,712	2,968,165
The Williams Cos., Inc.	214,321	6,181,018
Transocean Ltd. *	153,900	2,149,983
Valero Energy Corp.	149,520	9,832,435
Western Refining, Inc.	45,000	1,575,450
World Fuel Services Corp.	24,500	1,089,760
		448,487,344

Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	12,200	1,401,780
Costco Wholesale Corp.	133,759	21,929,788
CVS Health Corp.	342,511	26,993,292
Rite Aid Corp. *	269,300	1,513,466
Sysco Corp.	151,030	7,923,034
The Kroger Co.	307,226	10,433,395
Wal-Mart Stores, Inc.	461,627	30,808,986
Walgreens Boots Alliance, Inc.	268,969	22,039,320
Whole Foods Market, Inc.	101,332	3,062,253
		126,105,314

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	611,705	43,541,162
Archer-Daniels-Midland Co.	190,705	8,440,603
Blue Buffalo Pet Products, Inc. *	6,900	167,325
Brown-Forman Corp., Class A	16,800	785,904
Brown-Forman Corp., Class B	64,360	2,934,816
Bunge Ltd.	45,892	3,176,185
Campbell Soup Co.	53,858	3,351,583
ConAgra Brands, Inc.	136,097	5,320,032
Constellation Brands, Inc., Class A	54,132	8,106,808
Dr Pepper Snapple Group, Inc.	57,920	5,282,304
Flowers Foods, Inc.	56,925	1,144,762
General Mills, Inc.	183,700	11,477,576
Hormel Foods Corp.	81,188	2,947,124
Ingredion, Inc.	21,800	2,794,542
Kellogg Co.	79,931	5,811,783
Lamb Weston Holdings, Inc.	45,365	1,694,836
Lancaster Colony Corp.	5,700	746,985
McCormick & Co., Inc. — Non Voting Shares	35,254	3,368,520
Mead Johnson Nutrition Co.	58,800	4,143,048
Molson Coors Brewing Co., Class B	58,272	5,624,414
Mondelez International, Inc., Class A	487,564	21,589,334
Monster Beverage Corp. *	137,700	5,866,020
PepsiCo, Inc.	442,385	45,910,715
Philip Morris International, Inc.	470,065	45,187,349

3

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pilgrim's Pride Corp.	15,000	287,100
Pinnacle Foods, Inc.	29,600	1,574,424
Post Holdings, Inc. *	19,200	1,606,656
Reynolds American, Inc.	228,392	13,733,211
Seaboard Corp. *	105	404,250
Snyder's-Lance, Inc.	14,800	568,024
The Coca-Cola Co.	1,200,348	49,898,466
The Hain Celestial Group, Inc. *	29,400	1,163,064
The Hershey Co.	45,564	4,805,635
The JM Smucker Co.	36,901	5,013,001
The Kraft Heinz Co.	187,600	16,750,804
The WhiteWave Foods Co. *	55,779	3,071,192
Tyson Foods, Inc., Class A	89,659	5,629,689
Vector Group Ltd.	25,000	551,500
		344,470,746

Health Care Equipment & Services 5.1%
Abbott Laboratories	537,201	22,438,886
ABIOMED, Inc. *	12,100	1,287,077
Acadia Healthcare Co., Inc. *	20,000	767,400
Aetna, Inc.	110,234	13,074,855
Alere, Inc. *	24,700	913,900
Align Technology, Inc. *	23,400	2,145,546
AmerisourceBergen Corp.	61,220	5,343,282
Anthem, Inc.	81,423	12,550,541
athenahealth, Inc. *	12,000	1,511,880
Baxter International, Inc.	170,825	8,184,226
Becton, Dickinson & Co.	66,707	11,826,484
Boston Scientific Corp. *	429,507	10,333,938
C.R. Bard, Inc.	23,600	5,600,988
Cardinal Health, Inc.	104,710	7,849,062
Centene Corp. *	54,276	3,434,043
Cerner Corp. *	94,504	5,075,810
Cigna Corp.	78,854	11,530,032
Danaher Corp.	185,040	15,528,557
DaVita, Inc. *	53,450	3,407,437
DENTSPLY SIRONA, Inc.	76,190	4,319,973
DexCom, Inc. *	25,900	2,049,985
Edwards Lifesciences Corp. *	65,384	6,292,556
Envision Healthcare Corp. *	16,900	1,149,200
Express Scripts Holding Co. *	207,389	14,284,954
HCA Holdings, Inc. *	95,600	7,674,768
Henry Schein, Inc. *	25,919	4,143,411
Hill-Rom Holdings, Inc.	17,300	1,018,451
Hologic, Inc. *	76,970	3,119,594
Humana, Inc.	46,391	9,208,613
IDEXX Laboratories, Inc. *	29,996	3,669,411
Intuitive Surgical, Inc. *	11,841	8,202,142
Laboratory Corp. of America Holdings *	30,368	4,075,689
McKesson Corp.	70,347	9,788,785
MEDNAX, Inc. *	28,208	1,928,017
Medtronic plc	418,922	31,846,450
Molina Healthcare, Inc. *	12,900	731,688
Patterson Cos., Inc.	22,600	940,386
Quest Diagnostics, Inc.	42,747	3,929,304
ResMed, Inc.	43,716	2,952,579
Stryker Corp.	97,854	12,087,905
Teleflex, Inc.	13,846	2,322,390
Tenet Healthcare Corp. *	26,200	460,858
The Cooper Cos., Inc.	14,400	2,658,384
UnitedHealth Group, Inc.	294,392	47,720,943
Universal Health Services, Inc., Class B	27,874	3,139,449
Varex Imaging Corp. *	12,548	360,766
Varian Medical Systems, Inc. *	31,371	2,435,958
VCA, Inc. *	26,300	2,382,780
WellCare Health Plans, Inc. *	14,100	2,052,114
Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	22,500	1,904,175
Zimmer Biomet Holdings, Inc.	57,012	6,746,230
		348,401,852

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	80,788	3,653,233
Colgate-Palmolive Co.	253,854	16,393,891
Edgewell Personal Care Co. *	19,900	1,568,916
Herbalife Ltd. *(b)	20,100	1,129,620
Kimberly-Clark Corp.	113,204	13,712,401
Spectrum Brands Holdings, Inc.	8,200	1,093,798
The Clorox Co.	44,425	5,331,000
The Estee Lauder Cos., Inc., Class A	75,068	6,096,272
The Procter & Gamble Co.	811,119	71,054,025
		120,033,156

Insurance 3.1%
Aflac, Inc.	133,713	9,358,573
Alleghany Corp. *	5,186	3,171,602
Allied World Assurance Co. Holdings AG	24,700	1,312,311
American Financial Group, Inc.	21,805	1,878,937
American International Group, Inc.	314,276	20,195,376
American National Insurance Co.	3,100	361,429
AmTrust Financial Services, Inc.	17,000	448,630
Aon plc	85,303	9,613,648
Arch Capital Group Ltd. *	37,000	3,268,950
Arthur J. Gallagher & Co.	61,120	3,290,090
Aspen Insurance Holdings Ltd.	9,000	507,600
Assurant, Inc.	19,192	1,864,119
Assured Guaranty Ltd.	41,600	1,618,656
Axis Capital Holdings Ltd.	27,862	1,783,447
Brown & Brown, Inc.	39,476	1,663,124
Chubb Ltd.	133,502	17,554,178
Cincinnati Financial Corp.	48,417	3,417,272
CNA Financial Corp.	9,150	381,097
Endurance Specialty Holdings Ltd.	18,100	1,677,689
Erie Indemnity Co., Class A	8,285	928,831
Everest Re Group Ltd.	12,720	2,797,510
First American Financial Corp.	31,600	1,187,528
FNF Group	88,169	3,117,656
Lincoln National Corp.	78,159	5,276,514
Loews Corp.	82,358	3,836,236
Markel Corp. *	4,447	4,113,475
Marsh & McLennan Cos., Inc.	138,820	9,442,536
MetLife, Inc.	339,644	18,480,030
Old Republic International Corp.	70,509	1,466,587
Principal Financial Group, Inc.	88,009	5,024,434
ProAssurance Corp.	15,100	821,440
Prudential Financial, Inc.	137,597	14,462,821
Reinsurance Group of America, Inc.	19,510	2,447,920
RenaissanceRe Holdings Ltd.	13,907	1,895,802
RLI Corp.	11,300	671,446
The Allstate Corp.	89,998	6,768,749
The Hanover Insurance Group, Inc.	5,000	419,700
The Hartford Financial Services Group, Inc.	124,095	6,044,667
The Progressive Corp.	181,542	6,796,932
The Travelers Cos., Inc.	94,147	11,088,634
Torchmark Corp.	33,597	2,470,723
Unum Group	78,214	3,553,262
Validus Holdings Ltd.	25,509	1,454,013
W. R. Berkley Corp.	32,225	2,165,842
White Mountains Insurance Group Ltd.	1,313	1,194,515
Willis Towers Watson plc	42,266	5,288,745
XL Group Ltd.	93,067	3,496,527
		210,079,803

4

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 3.1%
Air Products & Chemicals, Inc.	61,778	8,634,093
Albemarle Corp.	46,839	4,339,165
Alcoa Corp.	35,280	1,285,956
AptarGroup, Inc.	18,200	1,328,054
Ashland Global Holdings, Inc.	20,300	2,416,309
Avery Dennison Corp.	26,560	1,939,411
Axalta Coating Systems Ltd. *	46,600	1,351,400
Ball Corp.	48,876	3,727,284
Bemis Co., Inc.	28,149	1,371,419
Berry Plastics Group, Inc. *	36,100	1,842,183
Celanese Corp., Series A	44,643	3,767,869
CF Industries Holdings, Inc.	44,560	1,572,522
Crown Holdings, Inc. *	47,376	2,566,358
E.I. du Pont de Nemours & Co.	273,217	20,627,884
Eastman Chemical Co.	45,762	3,546,555
Ecolab, Inc.	83,128	9,986,167
FMC Corp.	43,504	2,617,201
Freeport-McMoRan, Inc. *	369,757	6,156,454
Graphic Packaging Holding Co.	104,500	1,307,295
International Flavors & Fragrances, Inc.	24,408	2,860,862
International Paper Co.	126,807	7,177,276
LyondellBasell Industries N.V., Class A	111,800	10,427,586
Martin Marietta Materials, Inc.	21,449	4,924,690
Monsanto Co.	136,534	14,787,998
NewMarket Corp.	2,800	1,207,276
Newmont Mining Corp.	162,928	5,911,028
Nucor Corp.	99,976	5,807,606
Packaging Corp. of America	29,030	2,675,985
PPG Industries, Inc.	81,712	8,172,017
Praxair, Inc.	89,328	10,580,008
Reliance Steel & Aluminum Co.	19,922	1,586,787
RPM International, Inc.	44,600	2,330,796
Sealed Air Corp.	58,102	2,817,947
Sensient Technologies Corp.	13,500	1,036,125
Silgan Holdings, Inc.	10,000	585,100
Sonoco Products Co.	33,970	1,866,652
Steel Dynamics, Inc.	74,400	2,515,464
The Dow Chemical Co.	350,256	20,885,765
The Mosaic Co.	56,995	1,787,933
The Scotts Miracle-Gro Co.	14,668	1,349,016
The Sherwin-Williams Co.	23,890	7,258,021
The Valspar Corp.	10,846	1,200,327
Vulcan Materials Co.	40,825	5,239,072
W.R. Grace & Co.	21,500	1,490,810
Westlake Chemical Corp.	14,000	866,740
WestRock Co.	77,542	4,137,641
		211,870,107

Media 3.3%
AMC Networks, Inc., Class A *	19,500	1,118,325
CBS Corp., Class B — Non Voting Shares	129,005	8,319,533
Charter Communications, Inc., Class A *	64,520	20,901,254
Cinemark Holdings, Inc.	34,600	1,470,500
Comcast Corp., Class A	716,723	54,055,249
Discovery Communications, Inc., Class A *	47,200	1,338,120
Discovery Communications, Inc., Class C *	74,700	2,069,937
DISH Network Corp., Class A *	67,372	3,986,401
Liberty Broadband Corp., Class C *	20,700	1,766,538
Liberty Global plc LiLAC., Class A *	9,886	227,576
Liberty Global plc LiLAC., Class C *	12,370	276,098
Liberty Global plc, Class A *	79,241	2,890,712
Liberty Global plc, Series C *	219,372	7,706,538
Liberty Media Corp. — Liberty Braves, Class A *	3,044	60,728
Liberty Media Corp. — Liberty Formula One, Class A *	7,611	220,567
Security	Number of Shares	Value ($)
Liberty Media Corp. — Liberty SiriusXM, Class A *	30,446	1,103,363
Liberty Media Corp. — Liberty SiriusXM, Class C *	62,700	2,250,303
Lions Gate Entertainment Corp., Class B *	17,027	456,153
Live Nation Entertainment, Inc. *	45,500	1,302,210
News Corp., Class A	118,782	1,459,831
Omnicom Group, Inc.	73,888	6,328,507
Scripps Networks Interactive, Inc., Class A	30,900	2,353,344
Sirius XM Holdings, Inc. (b)	688,800	3,251,136
TEGNA, Inc.	73,854	1,691,995
The Interpublic Group of Cos., Inc.	127,164	2,992,169
The Madison Square Garden Co., Class A *	6,933	1,217,920
The Walt Disney Co.	455,260	50,374,519
Time Warner, Inc.	249,680	24,181,508
Tribune Media Co., Class A	23,200	669,088
Twenty-First Century Fox, Inc., Class A	353,928	11,106,261
Twenty-First Century Fox, Inc., Class B	109,000	3,380,090
Viacom, Inc., Class B	106,546	4,489,848
		225,016,321

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	505,126	30,868,250
Agilent Technologies, Inc.	99,131	4,854,445
Alexion Pharmaceuticals, Inc. *	70,304	9,187,327
Alkermes plc *	44,700	2,418,717
Allergan plc *	123,377	27,005,992
Alnylam Pharmaceuticals, Inc. *	21,900	875,781
Amgen, Inc.	235,202	36,851,449
AquaBounty Technologies, Inc. *(b)	448	6,182
Bio-Rad Laboratories, Inc., Class A *	6,900	1,311,552
Bio-Techne Corp.	12,563	1,278,285
Biogen, Inc. *	68,855	19,089,360
BioMarin Pharmaceutical, Inc. *	49,600	4,346,448
Bristol-Myers Squibb Co.	521,839	25,653,605
Bruker Corp.	33,900	804,447
Catalent, Inc. *	29,900	800,124
Celgene Corp. *	245,440	28,507,856
Charles River Laboratories International, Inc. *	14,400	1,163,520
Eli Lilly & Co.	305,871	23,561,243
Endo International plc *	61,600	753,984
Gilead Sciences, Inc.	422,044	30,577,088
Illumina, Inc. *	45,900	7,348,590
Impax Laboratories, Inc. *	25,000	328,750
Incyte Corp. *	51,800	6,278,678
Intrexon Corp. *(b)	30,000	634,800
Ionis Pharmaceuticals, Inc. *	36,300	1,615,350
Jazz Pharmaceuticals plc *	19,200	2,340,864
Johnson & Johnson	837,387	94,834,078
Kite Pharma, Inc. *(b)	12,800	652,416
Mallinckrodt plc *	35,320	1,721,144
Merck & Co., Inc.	852,418	52,841,392
Mettler-Toledo International, Inc. *	8,800	3,754,344
Mylan N.V. *	87,600	3,333,180
Myriad Genetics, Inc. *	30,000	485,400
Neurocrine Biosciences, Inc. *	24,300	1,042,713
OPKO Health, Inc. *(b)	101,700	883,773
Pacira Pharmaceuticals, Inc. *	12,600	484,470
PerkinElmer, Inc.	32,300	1,718,037
Perrigo Co., plc	17,400	1,325,010
Pfizer, Inc.	1,859,351	58,997,207
PRA Health Sciences, Inc. *	6,800	398,412
Prestige Brands Holdings, Inc. *	16,300	859,988
Quintiles IMS Holdings, Inc. *	38,946	3,056,872
Regeneron Pharmaceuticals, Inc. *	24,400	8,766,676
Seattle Genetics, Inc. *	33,600	2,024,064
The Medicines Co. *	21,500	775,075

5

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	123,798	18,865,577
Ultragenyx Pharmaceutical, Inc. *	10,900	817,609
United Therapeutics Corp. *	14,100	2,307,183
Vertex Pharmaceuticals, Inc. *	77,612	6,664,542
Waters Corp. *	25,000	3,541,250
Zoetis, Inc.	154,700	8,499,218
		547,112,317

Real Estate 3.6%
Alexandria Real Estate Equities, Inc.	24,500	2,715,090
American Campus Communities, Inc.	44,400	2,158,728
American Homes 4 Rent, Class A	67,200	1,497,216
American Tower Corp.	133,189	13,785,062
Apartment Investment & Management Co., Class A	49,418	2,177,851
Apple Hospitality REIT, Inc.	46,300	926,926
AvalonBay Communities, Inc.	41,849	7,252,850
Boston Properties, Inc.	47,905	6,270,765
Brixmor Property Group, Inc.	103,700	2,502,281
Camden Property Trust	26,864	2,245,024
CBRE Group, Inc., Class A *	104,537	3,173,743
Columbia Property Trust, Inc.	35,400	787,650
Communications Sales & Leasing, Inc.	56,900	1,495,332
CoreCivic, Inc.	70,000	2,032,800
Crown Castle International Corp.	114,627	10,067,689
CubeSmart	50,100	1,259,013
DCT Industrial Trust, Inc.	27,600	1,233,444
DDR Corp.	91,800	1,393,524
Digital Realty Trust, Inc.	51,100	5,499,893
Douglas Emmett, Inc.	47,600	1,801,184
Duke Realty Corp.	104,537	2,543,385
EPR Properties	17,000	1,257,490
Equinix, Inc.	23,262	8,955,405
Equity Commonwealth *	40,300	1,242,852
Equity LifeStyle Properties, Inc.	23,400	1,730,196
Equity One, Inc.	30,800	960,652
Equity Residential	111,372	6,768,076
Essex Property Trust, Inc.	20,929	4,694,375
Extra Space Storage, Inc.	40,600	2,925,230
Federal Realty Investment Trust	21,596	3,032,726
Forest City Realty Trust, Inc., Class A	61,800	1,399,152
GGP, Inc.	187,700	4,662,468
Gramercy Property Trust	41,433	1,091,345
HCP, Inc.	144,480	4,380,634
Healthcare Realty Trust, Inc.	28,600	864,006
Healthcare Trust of America, Inc., Class A	36,800	1,069,776
Highwoods Properties, Inc.	31,600	1,624,556
Hospitality Properties Trust	52,081	1,621,282
Host Hotels & Resorts, Inc.	240,139	4,339,312
Iron Mountain, Inc.	77,466	2,773,283
Jones Lang LaSalle, Inc.	18,800	1,936,964
Kilroy Realty Corp.	27,700	2,073,345
Kimco Realty Corp.	126,531	3,149,357
Lamar Advertising Co., Class A	26,170	1,976,358
Liberty Property Trust	46,304	1,777,611
Mid-America Apartment Communities, Inc.	35,970	3,415,352
National Retail Properties, Inc.	43,000	1,874,800
Omega Healthcare Investors, Inc.	71,900	2,305,833
Outfront Media, Inc.	50,000	1,371,500
Paramount Group, Inc.	48,500	809,465
Park Hotels & Resorts, Inc.	24,960	677,414
Piedmont Office Realty Trust, Inc., Class A	72,100	1,566,012
Prologis, Inc.	162,080	7,917,608
Public Storage	46,709	10,042,435
Realogy Holdings Corp.	75,200	1,948,432
Realty Income Corp.	86,400	5,152,032
Regency Centers Corp.	30,582	2,132,483
Senior Housing Properties Trust	1,000	19,050
Security	Number of Shares	Value ($)
Simon Property Group, Inc.	97,150	17,853,255
SL Green Realty Corp.	31,851	3,470,803
Spirit Realty Capital, Inc.	146,700	1,543,284
STORE Capital Corp.	39,500	934,570
Sun Communities, Inc.	23,200	1,827,232
Tanger Factory Outlet Centers, Inc.	30,900	1,056,471
Taubman Centers, Inc.	19,800	1,402,632
The Howard Hughes Corp. *	11,500	1,226,015
The Macerich Co.	40,745	2,798,774
UDR, Inc.	85,262	2,979,907
Ventas, Inc.	107,029	6,600,478
VEREIT, Inc.	108,200	922,946
Vornado Realty Trust	54,334	5,776,248
Weingarten Realty Investors	43,602	1,553,539
Welltower, Inc.	111,421	7,387,212
Weyerhaeuser Co.	243,126	7,617,138
		243,308,821

Retailing 5.1%
Advance Auto Parts, Inc.	22,622	3,715,437
Amazon.com, Inc. *	119,541	98,439,623
American Eagle Outfitters, Inc.	54,400	821,984
AutoNation, Inc. *	10,166	540,018
AutoZone, Inc. *	9,533	6,911,234
Bed Bath & Beyond, Inc.	51,220	2,066,727
Best Buy Co., Inc.	85,826	3,820,973
Burlington Stores, Inc. *	26,100	2,184,570
CarMax, Inc. *	61,400	4,095,994
Dick's Sporting Goods, Inc.	26,700	1,377,720
Dollar General Corp.	83,200	6,141,824
Dollar Tree, Inc. *	71,418	5,512,755
Expedia, Inc.	36,404	4,426,362
Foot Locker, Inc.	40,809	2,797,049
Genuine Parts Co.	45,830	4,436,802
Kohl's Corp.	56,465	2,249,001
L Brands, Inc.	78,823	4,745,933
Liberty Expedia Holdings, Inc., Class A *	17,872	786,547
Liberty Interactive Corp., QVC Group, Class A *	66,208	1,269,869
Liberty Ventures, Series A *	26,808	1,170,169
LKQ Corp. *	99,600	3,178,236
Lowe's Cos., Inc.	278,436	20,348,103
Macy's, Inc.	93,676	2,767,189
Netflix, Inc. *	134,800	18,967,708
Nordstrom, Inc.	41,600	1,839,552
O'Reilly Automotive, Inc. *	30,466	7,990,318
Penske Automotive Group, Inc.	15,300	831,708
Pool Corp.	13,000	1,372,280
Ross Stores, Inc.	127,624	8,437,223
Sally Beauty Holdings, Inc. *	44,000	1,047,200
Signet Jewelers Ltd.	24,300	1,887,381
Staples, Inc.	197,970	1,821,324
Target Corp.	180,562	11,642,638
The Gap, Inc.	72,255	1,664,033
The Home Depot, Inc.	380,035	52,285,215
The Priceline Group, Inc. *	15,546	24,486,971
The TJX Cos., Inc.	207,290	15,530,167
Tiffany & Co.	33,573	2,642,867
Tractor Supply Co.	41,400	3,049,938
TripAdvisor, Inc. *	33,200	1,756,280
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	5,418,372
Urban Outfitters, Inc. *	27,996	743,014
Williams-Sonoma, Inc.	25,300	1,219,713
		348,438,021

6

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	95,674	7,169,810
Applied Materials, Inc.	354,889	12,154,948
Broadcom Ltd.	122,770	24,492,615
Cavium, Inc. *	15,000	993,150
Cypress Semiconductor Corp.	105,500	1,244,900
First Solar, Inc. *	20,000	623,800
Integrated Device Technology, Inc. *	47,100	1,186,449
Intel Corp.	1,472,780	54,227,760
KLA-Tencor Corp.	47,638	4,054,470
Lam Research Corp.	48,319	5,549,920
Linear Technology Corp.	77,466	4,890,429
Marvell Technology Group Ltd.	114,162	1,697,589
Maxim Integrated Products, Inc.	93,500	4,158,880
Microchip Technology, Inc.	68,648	4,623,443
Micron Technology, Inc. *	333,400	8,038,274
Microsemi Corp. *	35,700	1,897,455
NVIDIA Corp.	156,999	17,141,151
ON Semiconductor Corp. *	126,800	1,688,976
QUALCOMM, Inc.	468,578	25,036,122
Skyworks Solutions, Inc.	59,900	5,495,226
Teradyne, Inc.	62,600	1,776,588
Texas Instruments, Inc.	314,775	23,778,103
Versum Materials, Inc. *	30,889	863,348
Xilinx, Inc.	78,605	4,574,811
		217,358,217

Software & Services 12.5%
Accenture plc, Class A	195,400	22,250,198
Activision Blizzard, Inc.	187,838	7,552,966
Adobe Systems, Inc. *	155,313	17,609,388
Akamai Technologies, Inc. *	55,509	3,807,362
Alliance Data Systems Corp.	17,871	4,081,379
Alphabet, Inc., Class A *	89,288	73,233,125
Alphabet, Inc., Class C *	91,832	73,170,819
Amdocs Ltd.	46,200	2,712,402
ANSYS, Inc. *	27,400	2,555,324
Aspen Technology, Inc. *	24,400	1,295,884
Autodesk, Inc. *	69,872	5,683,388
Automatic Data Processing, Inc.	143,151	14,456,819
Blackbaud, Inc.	13,800	905,418
Booz Allen Hamilton Holding Corp.	38,600	1,305,452
Broadridge Financial Solutions, Inc.	36,400	2,421,692
CA, Inc.	88,681	2,773,055
Cadence Design Systems, Inc. *	92,587	2,410,040
CDK Global, Inc.	51,400	3,215,070
Citrix Systems, Inc. *	48,200	4,395,358
Cognizant Technology Solutions Corp., Class A *	191,832	10,088,445
CommerceHub, Inc., Series A *	4,468	65,635
CommerceHub, Inc., Series C *	8,936	130,287
Computer Sciences Corp.	42,331	2,632,988
Conduent, Inc. *	58,609	876,791
CoreLogic, Inc. *	26,700	941,709
CoStar Group, Inc. *	10,600	2,142,260
CSRA, Inc.	42,331	1,313,108
Dell Technologies, Inc., Class V *	68,004	4,283,572
DST Systems, Inc.	10,980	1,264,347
eBay, Inc. *	336,070	10,697,108
Electronic Arts, Inc. *	98,381	8,207,927
Euronet Worldwide, Inc. *	7,400	529,248
Facebook, Inc., Class A *	719,400	93,752,208
Fair Isaac Corp.	9,300	1,146,690
Fidelity National Information Services, Inc.	94,108	7,474,057
First Data Corp., Class A *	25,000	383,500
Fiserv, Inc. *	70,978	7,625,167
FleetCor Technologies, Inc. *	33,100	4,881,919
Security	Number of Shares	Value ($)
Fortinet, Inc. *	44,600	1,483,396
Gartner, Inc. *	26,400	2,623,104
Genpact Ltd. *	44,550	1,099,494
Global Payments, Inc.	47,099	3,639,811
Guidewire Software, Inc. *	21,100	1,104,163
IAC/InterActiveCorp *	25,730	1,770,481
International Business Machines Corp.	265,740	46,376,945
Intuit, Inc.	82,344	9,764,351
j2 Global, Inc.	5,800	486,098
Jack Henry & Associates, Inc.	24,200	2,172,676
Leidos Holdings, Inc.	30,000	1,449,600
Manhattan Associates, Inc. *	24,200	1,240,492
MasterCard, Inc., Class A	305,410	32,474,245
Microsoft Corp.	2,390,038	154,515,957
Nuance Communications, Inc. *	50,000	793,000
Oracle Corp.	926,410	37,158,305
Paychex, Inc.	102,528	6,181,413
PayPal Holdings, Inc. *	348,370	13,858,159
PTC, Inc. *	39,700	2,087,029
Red Hat, Inc. *	57,283	4,346,634
Sabre Corp.	26,300	644,350
salesforce.com, Inc. *	199,040	15,744,064
ServiceNow, Inc. *	45,800	4,150,396
Splunk, Inc. *	23,800	1,377,068
SS&C Technologies Holdings, Inc.	49,000	1,574,370
Symantec Corp.	196,689	5,418,782
Synopsys, Inc. *	48,700	3,062,743
Take-Two Interactive Software, Inc. *	25,200	1,351,980
Teradata Corp. *	35,844	1,052,380
The Ultimate Software Group, Inc. *	8,900	1,723,574
The Western Union Co.	163,440	3,200,155
Total System Services, Inc.	55,100	2,792,468
Twitter, Inc. *	165,700	2,919,634
Tyler Technologies, Inc. *	9,300	1,357,986
Vantiv, Inc., Class A *	51,300	3,192,912
VeriSign, Inc. *	29,605	2,374,617
Visa, Inc., Class A	591,900	48,956,049
VMware, Inc., Class A *(b)	24,100	2,109,714
WEX, Inc. *	13,100	1,497,723
Workday, Inc., Class A *	20,700	1,719,963
Xerox Corp.	293,045	2,030,802
Yahoo! Inc. *	274,179	12,083,068
		849,232,256

Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	92,240	6,225,278
Apple, Inc.	1,645,974	199,738,945
Arista Networks, Inc. *	10,800	1,015,200
ARRIS International plc *	55,100	1,574,758
Arrow Electronics, Inc. *	28,800	2,117,376
Avnet, Inc.	42,546	1,975,836
Brocade Communications Systems, Inc.	127,300	1,587,431
CDW Corp.	42,900	2,209,779
Cisco Systems, Inc.	1,571,015	48,261,581
Cognex Corp.	26,700	1,803,852
CommScope Holding Co., Inc. *	49,700	1,879,654
Corning, Inc.	345,763	9,159,262
F5 Networks, Inc. *	23,200	3,109,496
FLIR Systems, Inc.	38,200	1,349,606
Harris Corp.	38,807	3,985,867
Hewlett Packard Enterprise Co.	538,668	12,216,990
HP, Inc.	541,668	8,152,103
IPG Photonics Corp. *	12,900	1,483,371
Jabil Circuit, Inc.	62,300	1,493,954
Juniper Networks, Inc.	110,994	2,972,419
Keysight Technologies, Inc. *	24,100	893,387
Motorola Solutions, Inc.	49,912	4,028,397
National Instruments Corp.	31,200	980,304

7

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NCR Corp. *	38,744	1,666,767
NetApp, Inc.	88,200	3,379,824
NetScout Systems, Inc. *	30,300	1,008,990
Palo Alto Networks, Inc. *	22,300	3,290,588
Seagate Technology plc	92,137	4,159,986
SYNNEX Corp.	9,300	1,117,674
TE Connectivity Ltd.	99,000	7,360,650
Trimble, Inc. *	59,000	1,747,580
ViaSat, Inc. *	13,600	882,776
Western Digital Corp.	86,893	6,927,979
Zebra Technologies Corp., Class A *	7,000	585,690
		350,343,350

Telecommunication Services 2.4%
AT&T, Inc.	1,911,641	80,594,785
CenturyLink, Inc.	93,111	2,407,850
Level 3 Communications, Inc. *	91,920	5,465,563
SBA Communications Corp. *	38,300	4,031,458
Sprint Corp. *	200,000	1,846,000
T-Mobile US, Inc. *	90,900	5,660,343
Verizon Communications, Inc.	1,260,257	61,765,196
Zayo Group Holdings, Inc. *	30,900	987,564
		162,758,759

Transportation 2.2%
Alaska Air Group, Inc.	38,800	3,640,216
AMERCO	2,000	753,340
American Airlines Group, Inc.	151,900	6,721,575
Avis Budget Group, Inc. *	34,800	1,295,256
C.H. Robinson Worldwide, Inc.	43,348	3,297,049
CSX Corp.	294,626	13,667,700
Delta Air Lines, Inc.	244,400	11,545,456
Expeditors International of Washington, Inc.	59,698	3,109,072
FedEx Corp.	79,528	15,039,540
Genesee & Wyoming, Inc., Class A *	10,900	821,424
Hertz Global Holdings, Inc. *	17,900	375,363
JB Hunt Transport Services, Inc.	26,491	2,624,728
JetBlue Airways Corp. *	75,900	1,488,399
Kansas City Southern	33,100	2,843,621
Kirby Corp. *	8,900	573,605
Macquarie Infrastructure Corp.	23,100	1,732,269
Norfolk Southern Corp.	93,086	10,933,882
Old Dominion Freight Line, Inc. *	19,400	1,712,632
Ryder System, Inc.	16,964	1,316,406
Southwest Airlines Co.	201,388	10,534,606
Spirit Airlines, Inc. *	9,000	486,360
Union Pacific Corp.	250,724	26,722,164
United Continental Holdings, Inc. *	108,782	7,665,867
United Parcel Service, Inc., Class B	202,135	22,058,993
		150,959,523

Utilities 3.2%
AES Corp.	196,502	2,247,983
Alliant Energy Corp.	74,800	2,816,220
Ameren Corp.	78,585	4,137,500
American Electric Power Co., Inc.	153,071	9,805,728
American Water Works Co., Inc.	54,500	4,002,480
Aqua America, Inc.	58,917	1,791,666
Atmos Energy Corp.	30,718	2,340,097
CenterPoint Energy, Inc.	133,911	3,509,807
CMS Energy Corp.	85,733	3,652,226
Consolidated Edison, Inc.	89,906	6,684,511
Dominion Resources, Inc.	200,608	15,302,378
DTE Energy Co.	55,897	5,513,680
Duke Energy Corp.	213,295	16,752,189
Security	Number of Shares	Value ($)
Edison International	99,454	7,248,207
Entergy Corp.	57,362	4,109,414
Eversource Energy	101,312	5,604,580
Exelon Corp.	284,519	10,208,542
FirstEnergy Corp.	127,391	3,862,495
Great Plains Energy, Inc.	52,000	1,432,600
IDACORP, Inc.	19,800	1,584,396
MDU Resources Group, Inc.	64,217	1,884,769
National Fuel Gas Co.	28,047	1,574,839
NextEra Energy, Inc.	145,308	17,977,506
NiSource, Inc.	95,880	2,144,836
NorthWestern Corp.	14,000	799,540
NRG Energy, Inc.	128,800	2,130,352
OGE Energy Corp.	66,760	2,239,130
ONE Gas, Inc.	16,000	1,033,920
PG&E Corp.	158,237	9,793,288
Pinnacle West Capital Corp.	32,687	2,537,492
Portland General Electric Co.	27,200	1,186,192
PPL Corp.	211,761	7,377,753
Public Service Enterprise Group, Inc.	156,372	6,919,461
SCANA Corp.	44,531	3,059,280
Sempra Energy	82,678	8,465,400
Southwest Gas Holdings, Inc.	14,200	1,144,094
Spire, Inc.	12,900	838,500
The Southern Co.	313,618	15,502,138
UGI Corp.	50,172	2,326,476
Vectren Corp.	22,800	1,251,492
WEC Energy Group, Inc.	96,477	5,696,967
Westar Energy, Inc.	35,500	1,941,495
WGL Holdings, Inc.	13,000	1,065,220
Xcel Energy, Inc.	160,409	6,628,100
		218,124,939
Total Common Stock
(Cost $1,858,329,886)		6,761,077,912

Other Investment Companies 0.8% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (c)	31,537,418	31,537,418

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.46% (c)	22,883,676	22,883,676
Total Other Investment Companies
(Cost $54,421,094)		54,421,094

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $1,921,698,590 and the unrealized appreciation and depreciation were $4,904,267,240 and ($10,466,824), respectively, with a net unrealized appreciation of $4,893,800,416.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $21,858,208.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

8

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	305	34,686,125	301,551

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,761,077,912	$—	$—	$6,761,077,912
Other Investment Companies[1]	54,421,094	—	—	54,421,094
Total	$6,815,499,006	$—	$—	$6,815,499,006
Other Financial Instruments
Futures Contracts[2]	$301,551	$—	$—	$301,551
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
9

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	2,068,482,954	3,002,909,833
0.0%	Rights	655,634	767,445
2.2%	Other Investment Company	65,996,722	65,996,722
1.7%	Short-Term Investments	51,030,599	51,030,599
103.2%	Total Investments	2,186,165,909	3,120,704,599
(3.2%)	Other Assets and Liabilities, Net		(95,988,402)
100.0%	Net Assets		3,024,716,197

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	122,400	2,496,960
Cooper Tire & Rubber Co.	85,699	3,106,589
Cooper-Standard Holding, Inc. *	24,000	2,526,720
Dana, Inc.	235,129	4,735,498
Dorman Products, Inc. *	42,600	2,940,252
Fox Factory Holding Corp. *	34,400	890,960
Gentherm, Inc. *	61,800	2,187,720
Horizon Global Corp. *	26,800	524,476
LCI Industries	37,000	4,060,750
Metaldyne Performance Group, Inc.	27,300	644,280
Modine Manufacturing Co. *	73,100	994,160
Motorcar Parts of America, Inc. *	31,200	818,376
Spartan Motors, Inc.	51,800	409,220
Standard Motor Products, Inc.	35,200	1,755,424
Stoneridge, Inc. *	42,600	699,066
Strattec Security Corp.	5,100	157,080
Superior Industries International, Inc.	37,500	864,375
Tenneco, Inc. *	88,228	5,950,978
Tower International, Inc.	30,200	791,240
Unique Fabricating, Inc.	10,200	132,804
Winnebago Industries, Inc.	43,600	1,369,040
Workhorse Group, Inc. *(b)	18,500	59,940
		38,115,908

Banks 13.9%
1st Source Corp.	26,203	1,182,017
Access National Corp.	14,138	377,202
ACNB Corp.	8,600	258,000
Allegiance Bancshares, Inc. *	17,100	554,895
American National Bankshares, Inc.	10,700	379,850
Ameris Bancorp	54,900	2,475,990
Ames National Corp.	15,500	500,650
Arrow Financial Corp.	19,794	698,728
Astoria Financial Corp.	153,200	2,897,012
Atlantic Capital Bancshares, Inc. *	26,200	500,420
Banc of California, Inc. (b)	74,900	1,183,420
BancFirst Corp.	12,316	1,162,015
Banco Latinoamericano de Comercio Exterior, S.A., Class E	50,257	1,366,990
Security	Number of Shares	Value ($)
BancorpSouth, Inc.	138,600	4,116,420
Bank Mutual Corp.	71,800	685,690
Bank of Marin Bancorp	9,100	611,520
Bank of the Ozarks, Inc.	142,768	7,833,680
BankFinancial Corp.	28,200	379,854
Bankwell Financial Group, Inc.	7,700	225,687
Banner Corp.	47,757	2,680,123
Bar Harbor Bankshares	16,638	720,925
Bear State Financial, Inc.	31,000	312,170
Beneficial Bancorp, Inc.	113,011	2,017,246
Berkshire Hills Bancorp, Inc.	52,200	1,847,880
Blue Hills Bancorp, Inc.	43,900	834,100
BNC Bancorp	62,987	2,220,292
BofI Holding, Inc. *	95,880	2,828,460
Boston Private Financial Holdings, Inc.	127,100	2,097,150
Bridge Bancorp, Inc.	31,400	1,135,110
Brookline Bancorp, Inc.	105,522	1,661,972
Bryn Mawr Bank Corp.	27,200	1,089,360
BSB Bancorp, Inc. *	8,867	246,059
C&F Financial Corp.	4,700	203,745
Camden National Corp.	25,550	1,059,814
Capital Bank Financial Corp., Class A	38,219	1,505,829
Capital City Bank Group, Inc.	15,300	316,557
Capitol Federal Financial, Inc.	200,857	3,103,241
Cardinal Financial Corp.	48,200	1,511,552
Carolina Financial Corp.	15,600	467,220
Cascade Bancorp *	55,003	438,374
Cathay General Bancorp	115,726	4,217,055
CenterState Banks, Inc.	76,400	1,863,396
Central Pacific Financial Corp.	49,100	1,538,303
Central Valley Community Bancorp	13,500	273,105
Century Bancorp, Inc., Class A	4,700	283,410
Charter Financial Corp.	24,859	427,078
Chemical Financial Corp.	104,063	5,143,834
Chemung Financial Corp.	4,500	153,855
Citizens & Northern Corp.	20,300	482,328
City Holding Co.	24,800	1,614,232
Clifton Bancorp, Inc.	38,861	603,123
CNB Financial Corp.	20,700	485,622
CoBiz Financial, Inc.	60,600	1,061,712
Codorus Valley Bancorp, Inc.	10,920	280,316
Columbia Banking System, Inc.	92,500	3,677,800
Community Bank System, Inc.	67,022	3,911,404
Community Trust Bancorp, Inc.	25,180	1,164,575
ConnectOne Bancorp, Inc.	46,340	1,144,598
County Bancorp, Inc.	7,500	204,750
CU Bancorp *	25,400	920,750
Customers Bancorp, Inc. *	37,550	1,293,973
CVB Financial Corp.	162,619	3,665,432
Dime Community Bancshares, Inc.	50,600	1,082,840
Eagle Bancorp, Inc. *	48,580	2,975,525
Enterprise Bancorp, Inc.	14,531	488,387
Enterprise Financial Services Corp.	32,400	1,349,460
Equity Bancshares, Inc., Class A *	11,000	359,260
ESSA Bancorp, Inc.	12,500	197,875
Essent Group Ltd. *	118,700	4,103,459
EverBank Financial Corp.	166,500	3,235,095

1

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
F.N.B. Corp.	333,026	4,975,408
Farmers Capital Bank Corp.	13,815	513,227
Farmers National Banc Corp.	36,500	459,900
FB Financial Corp. *	11,300	287,698
FCB Financial Holdings, Inc., Class A *	47,169	2,214,585
Federal Agricultural Mortgage Corp., Class C	13,200	734,712
Fidelity Southern Corp.	34,748	807,891
Financial Institutions, Inc.	22,900	754,555
First Bancorp (North Carolina)	31,600	924,932
First BanCorp (Puerto Rico) *	187,700	1,261,344
First Bancorp, Inc.	18,296	493,992
First Busey Corp.	51,000	1,491,750
First Business Financial Services, Inc.	11,600	281,068
First Citizens BancShares, Inc., Class A	12,041	4,415,916
First Commonwealth Financial Corp.	144,929	2,046,397
First Community Bancshares, Inc.	24,600	715,860
First Community Financial Partners, Inc. *	20,900	248,710
First Connecticut Bancorp, Inc.	23,900	541,335
First Defiance Financial Corp.	12,700	615,442
First Financial Bancorp	98,289	2,707,862
First Financial Bankshares, Inc.	103,762	4,425,449
First Financial Corp.	17,700	855,795
First Financial Northwest, Inc.	10,300	213,725
First Foundation, Inc. *	39,400	571,300
First Internet Bancorp	7,900	246,085
First Interstate BancSystem, Inc., Class A	32,833	1,351,078
First Merchants Corp.	65,000	2,491,450
First Mid-Illinois Bancshares, Inc.	13,700	431,687
First Midwest Bancorp, Inc.	127,863	3,104,514
First NBC Bank Holding Co. *	21,900	87,600
First Northwest Bancorp *	15,400	228,074
Flagstar Bancorp, Inc. *	33,700	868,449
Flushing Financial Corp.	47,500	1,292,000
Franklin Financial Network, Inc. *	18,464	711,787
Fulton Financial Corp.	266,649	4,853,012
German American Bancorp, Inc.	23,800	1,142,162
Glacier Bancorp, Inc.	122,111	4,338,604
Great Southern Bancorp, Inc.	16,300	815,815
Great Western Bancorp, Inc.	96,517	4,126,102
Green Bancorp, Inc. *	29,200	500,780
Guaranty Bancorp	27,920	675,664
Hancock Holding Co.	133,526	6,122,167
Hanmi Financial Corp.	51,600	1,710,540
HarborOne Bancorp, Inc. *	25,100	467,362
Heartland Financial USA, Inc.	37,000	1,731,600
Heritage Commerce Corp.	39,500	554,580
Heritage Financial Corp.	45,545	1,161,398
Heritage Oaks Bancorp	40,200	544,308
Hilltop Holdings, Inc.	122,313	3,348,930
Hingham Institution for Savings	2,496	482,701
Home Bancorp, Inc.	7,300	259,661
Home BancShares, Inc.	190,460	5,130,992
HomeStreet, Inc. *	38,622	1,011,896
HomeTrust Bancshares, Inc. *	29,400	727,650
Hope Bancorp, Inc.	209,179	4,373,933
Horizon Bancorp	29,850	765,056
IBERIABANK Corp.	69,875	5,740,231
Impac Mortgage Holdings, Inc. *	12,642	174,712
Independent Bank Corp., Massachusetts	39,800	2,481,530
Independent Bank Corp., Michigan	33,600	705,600
Independent Bank Group, Inc.	17,200	1,068,980
International Bancshares Corp.	90,360	3,352,356
Investors Bancorp, Inc.	470,314	6,749,006
Kearny Financial Corp.	144,832	2,208,688
Lakeland Bancorp, Inc.	65,597	1,216,824
Lakeland Financial Corp.	39,000	1,732,380
LCNB Corp.	12,200	274,500
LegacyTexas Financial Group, Inc.	71,900	2,970,908
Security	Number of Shares	Value ($)
LendingTree, Inc. *	10,000	1,119,000
Live Oak Bancshares, Inc.	30,100	615,545
Macatawa Bank Corp.	39,500	403,690
MainSource Financial Group, Inc.	38,144	1,253,412
MB Financial, Inc.	121,687	5,418,722
MBT Financial Corp.	27,100	292,680
Mercantile Bank Corp.	25,300	817,190
Merchants Bancshares, Inc.	9,946	507,246
Meridian Bancorp, Inc.	74,844	1,410,809
Meta Financial Group, Inc.	13,400	1,177,190
MGIC Investment Corp. *	533,545	5,682,254
Middleburg Financial Corp.	7,200	247,248
Midland States Bancorp, Inc.	5,700	193,002
MidWestOne Financial Group, Inc.	11,300	399,003
MutualFirst Financial, Inc.	8,100	253,125
National Bank Holdings Corp., Class A	41,100	1,335,750
National Bankshares, Inc.	9,300	405,015
National Commerce Corp. *	15,032	563,700
Nationstar Mortgage Holdings, Inc. *	47,097	854,340
NBT Bancorp, Inc.	66,723	2,718,295
Nicolet Bankshares, Inc. *	10,000	484,700
NMI Holdings, Inc., Class A *	74,100	800,280
Northfield Bancorp, Inc.	64,186	1,158,557
Northrim BanCorp, Inc.	10,000	282,500
Northwest Bancshares, Inc.	149,109	2,545,291
OceanFirst Financial Corp.	41,500	1,179,015
Ocwen Financial Corp. *	157,909	832,180
OFG Bancorp	64,500	854,625
Old Line Bancshares, Inc.	12,300	329,763
Old National Bancorp	204,109	3,622,935
Old Second Bancorp, Inc.	41,624	449,539
Opus Bank	25,642	521,815
Oritani Financial Corp.	59,950	1,040,133
Orrstown Financial Services, Inc.	11,100	243,645
Pacific Continental Corp.	32,400	803,520
Pacific Mercantile Bancorp *	21,300	152,295
Pacific Premier Bancorp, Inc. *	44,300	1,743,205
Park National Corp.	20,653	2,288,146
Park Sterling Corp.	85,000	994,500
Peapack-Gladstone Financial Corp.	27,300	824,597
Penns Woods Bancorp, Inc.	7,100	328,020
PennyMac Financial Services, Inc., Class A *	18,200	307,580
People's Utah Bancorp	17,600	444,400
Peoples Bancorp, Inc.	28,000	869,400
Peoples Financial Services Corp.	11,100	477,300
PHH Corp. *	83,463	1,216,891
Pinnacle Financial Partners, Inc.	68,020	4,547,137
Preferred Bank	19,800	1,097,118
Premier Financial Bancorp, Inc.	13,310	243,839
PrivateBancorp, Inc.	126,776	6,929,576
Prosperity Bancshares, Inc.	105,795	7,683,891
Provident Bancorp, Inc. *	8,700	171,390
Provident Financial Holdings, Inc.	7,600	140,828
Provident Financial Services, Inc.	94,451	2,500,118
QCR Holdings, Inc.	17,862	749,311
Radian Group, Inc.	336,740	6,196,016
Renasant Corp.	68,666	2,732,907
Republic Bancorp, Inc., Class A	16,100	557,865
Republic First Bancorp, Inc. *	79,100	597,205
S&T Bancorp, Inc.	52,581	1,978,097
Sandy Spring Bancorp, Inc.	37,500	1,536,375
Seacoast Banking Corp. of Florida *	44,520	969,646
ServisFirst Bancshares, Inc.	72,480	2,902,099
Shore Bancshares, Inc.	18,700	300,883
SI Financial Group, Inc.	13,600	204,680
Sierra Bancorp	21,200	567,312
Simmons First National Corp., Class A	46,784	2,814,058
South State Corp.	41,163	3,679,972

2

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Southern First Bancshares, Inc. *	8,800	311,520
Southern Missouri Bancorp, Inc.	7,800	262,548
Southern National Bancorp of Virginia, Inc.	15,700	251,671
Southside Bancshares, Inc.	39,303	1,342,590
Southwest Bancorp, Inc.	32,600	903,020
State Bank Financial Corp.	56,700	1,499,148
Sterling Bancorp	197,605	4,712,879
Stock Yards Bancorp, Inc.	35,430	1,587,264
Stonegate Bank	18,600	846,486
Suffolk Bancorp	19,300	799,406
Summit Financial Group, Inc.	12,800	334,720
Sun Bancorp, Inc.	17,780	444,500
Territorial Bancorp, Inc.	12,200	386,374
Texas Capital Bancshares, Inc. *	78,000	6,435,000
The Bancorp, Inc. *	78,100	467,819
The Bank of NT Butterfield & Son Ltd.	23,000	756,470
The First of Long Island Corp.	34,450	933,595
Tompkins Financial Corp.	23,042	2,086,453
Towne Bank	86,456	2,783,883
TriCo Bancshares	34,700	1,279,389
TriState Capital Holdings, Inc. *	32,400	719,280
Triumph Bancorp, Inc. *	22,100	597,805
TrustCo Bank Corp.	147,155	1,236,102
Trustmark Corp.	105,477	3,546,137
UMB Financial Corp.	71,500	5,515,510
Umpqua Holdings Corp.	352,388	6,452,224
Union Bankshares Corp.	69,268	2,546,292
Union Bankshares, Inc. (b)	5,900	244,850
United Bankshares, Inc.	111,648	5,001,830
United Community Banks, Inc.	111,400	3,133,682
United Community Financial Corp.	71,100	605,061
United Financial Bancorp, Inc.	79,107	1,427,881
Univest Corp. of Pennsylvania	38,375	1,080,256
Valley National Bancorp	393,970	4,770,977
Veritex Holdings, Inc. *	18,600	505,176
Walker & Dunlop, Inc. *	42,145	1,323,774
Walter Investment Management Corp. *	30,303	115,151
Washington Federal, Inc.	143,101	4,700,868
Washington Trust Bancorp, Inc.	24,100	1,313,450
WashingtonFirst Bankshares, Inc.	12,600	350,910
Waterstone Financial, Inc.	45,557	824,582
Webster Financial Corp.	144,627	7,595,810
WesBanco, Inc.	61,495	2,552,043
West Bancorp, Inc.	20,800	474,240
Westamerica Bancorp	38,600	2,190,550
Western New England Bancorp, Inc.	39,100	379,270
Wintrust Financial Corp.	82,466	5,904,566
WSFS Financial Corp.	46,100	2,088,330
Xenith Bankshares, Inc. *	12,710	330,968
Yadkin Financial Corp.	80,312	2,569,984
		418,866,641

Capital Goods 9.2%
AAON, Inc.	68,187	2,314,949
AAR Corp.	50,920	1,628,931
Actuant Corp	91,423	2,390,711
Advanced Drainage Systems, Inc.	53,315	1,284,892
Aegion Corp. *	54,400	1,265,344
Aerojet Rocketdyne Holdings, Inc. *	92,100	1,667,931
Aerovironment, Inc. *	30,400	796,176
Aircastle Ltd.	75,000	1,672,500
Alamo Group, Inc.	15,800	1,194,954
Albany International Corp., Class A	47,500	2,253,875
Allied Motion Technologies, Inc.	7,974	175,747
Altra Industrial Motion Corp.	39,600	1,477,080
Ameresco, Inc., Class A *	27,700	144,040
American Railcar Industries, Inc.	11,431	509,137
American Superconductor Corp. *(b)	19,200	134,208
Security	Number of Shares	Value ($)
American Woodmark Corp. *	22,300	1,587,760
Apogee Enterprises, Inc.	46,500	2,654,220
Applied Industrial Technologies, Inc.	57,510	3,476,479
Argan, Inc.	23,200	1,711,000
Armstrong Flooring, Inc. *	35,700	750,771
Astec Industries, Inc.	30,895	2,162,032
Astronics Corp. *	30,492	1,000,443
Atkore International Group, Inc. *	21,400	571,808
AZZ, Inc.	42,200	2,513,010
Babcock & Wilcox Enterprises, Inc. *	70,200	1,168,128
Barnes Group, Inc.	77,740	3,741,626
Beacon Roofing Supply, Inc. *	95,682	4,188,001
Blue Bird Corp. *(b)	7,000	117,950
BMC Stock Holdings, Inc. *	85,100	1,591,370
Briggs & Stratton Corp.	69,593	1,507,384
Builders FirstSource, Inc. *	129,800	1,396,648
Caesarstone Ltd. *	36,600	1,110,810
CAI International, Inc. *	24,500	395,430
Chart Industries, Inc. *	49,302	1,912,425
CIRCOR International, Inc.	26,300	1,637,964
CLARCOR, Inc.	74,965	6,207,852
Columbus McKinnon Corp.	30,600	841,194
Comfort Systems USA, Inc.	57,000	1,929,450
Continental Building Products, Inc. *	54,644	1,270,473
CSW Industrials, Inc. *	21,700	793,135
Cubic Corp.	38,415	1,826,633
Curtiss-Wright Corp.	70,740	6,936,764
DigitalGlobe, Inc. *	99,427	2,788,927
DMC Global, Inc.	22,100	352,495
Douglas Dynamics, Inc.	35,800	1,210,040
Ducommun, Inc. *	15,100	447,413
DXP Enterprises, Inc. *	24,700	934,154
Dycom Industries, Inc. *	47,757	3,852,080
EMCOR Group, Inc.	95,397	6,648,217
Encore Wire Corp.	32,995	1,394,039
Energous Corp. *(b)	23,500	339,810
Energy Recovery, Inc. *	53,600	548,864
EnerSys	67,874	5,290,778
Engility Holdings, Inc. *	28,234	828,103
EnPro Industries, Inc.	34,800	2,363,268
ESCO Technologies, Inc.	41,169	2,396,036
Esterline Technologies Corp. *	47,342	4,054,842
Federal Signal Corp.	94,400	1,466,976
Franklin Electric Co., Inc.	71,836	2,898,583
FreightCar America, Inc.	17,700	255,765
FuelCell Energy, Inc. *(b)	54,483	81,725
GATX Corp.	66,900	3,868,158
Gencor Industries, Inc. *	11,550	180,758
Generac Holdings, Inc. *	101,425	4,083,370
General Cable Corp.	84,076	1,706,743
Gibraltar Industries, Inc. *	50,000	2,195,000
Global Brass & Copper Holdings, Inc.	35,900	1,190,085
GMS, Inc. *	11,500	343,160
Graham Corp.	15,200	337,744
Granite Construction, Inc.	62,300	3,496,899
Great Lakes Dredge & Dock Corp. *	85,200	443,040
Griffon Corp.	48,800	1,241,960
H&E Equipment Services, Inc.	52,600	1,360,236
Hardinge, Inc.	18,000	190,800
Harsco Corp. *	129,000	1,722,150
HC2 Holdings, Inc. *	52,000	345,800
Hillenbrand, Inc.	91,500	3,344,325
Hurco Cos., Inc.	8,600	263,160
Hyster-Yale Materials Handling, Inc.	15,554	956,882
IES Holdings, Inc. *	12,900	251,550
Insteel Industries, Inc.	28,500	1,055,640
John Bean Technologies Corp.	47,533	4,104,475
Joy Global, Inc.	157,800	4,437,336
Kadant, Inc.	16,500	1,016,400

3

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kaman Corp.	42,755	2,160,410
Kennametal, Inc.	129,300	4,621,182
KLX, Inc. *	84,594	4,144,260
Kratos Defense & Security Solutions, Inc. *	101,400	835,536
Lawson Products, Inc. *	8,000	206,800
Layne Christensen Co. *	30,400	317,072
Lindsay Corp.	17,866	1,346,024
LSI Industries, Inc.	34,500	328,440
Lydall, Inc. *	26,600	1,622,600
Masonite International Corp. *	48,700	3,243,420
MasTec, Inc. *	104,573	3,895,344
Mercury Systems, Inc. *	64,301	2,168,230
Meritor, Inc. *	127,538	1,840,373
Milacron Holdings Corp. *	24,000	396,960
Miller Industries, Inc.	15,800	418,700
Moog, Inc., Class A *	49,657	3,270,907
MRC Global, Inc. *	145,978	2,999,848
Mueller Industries, Inc.	91,569	3,686,568
Mueller Water Products, Inc., Class A	244,300	3,288,278
MYR Group, Inc. *	23,800	915,586
National Presto Industries, Inc.	8,500	904,400
Navistar International Corp. *	81,107	2,211,788
NCI Building Systems, Inc. *	41,200	659,200
Neff Corp., Class A *	22,700	356,390
NN, Inc.	39,117	756,914
NOW, Inc. *	172,200	3,660,972
NV5 Global, Inc. *	13,100	533,825
Omega Flex, Inc.	5,672	269,023
Orion Group Holdings, Inc. *	50,600	531,300
Patrick Industries, Inc. *	22,900	1,872,075
PGT Innovations, Inc. *	76,600	880,900
Plug Power, Inc. *(b)	324,000	343,440
Ply Gem Holdings, Inc. *	32,400	523,260
Powell Industries, Inc.	13,000	500,240
Power Solutions International, Inc. *(b)	7,000	51,800
Preformed Line Products Co.	3,300	180,180
Primoris Services Corp.	62,900	1,561,178
Proto Labs, Inc. *	37,900	1,989,750
Quanex Building Products Corp.	53,204	1,050,779
Raven Industries, Inc.	56,600	1,417,830
RBC Bearings, Inc. *	36,800	3,408,784
Rexnord Corp. *	129,050	2,850,714
Rush Enterprises, Inc., Class A *	45,387	1,486,424
Rush Enterprises, Inc., Class B *	10,000	307,500
Simpson Manufacturing Co., Inc.	67,494	2,937,339
SiteOne Landscape Supply, Inc. *	18,300	703,086
Sparton Corp. *	14,600	316,528
SPX Corp. *	64,200	1,601,790
SPX FLOW, Inc. *	54,200	1,891,038
Standex International Corp.	19,900	1,735,280
Sun Hydraulics Corp.	37,150	1,455,537
Sunrun, Inc. *(b)	97,700	516,833
Supreme Industries, Inc., Class A	20,100	369,036
TASER International, Inc. *	82,500	2,060,850
Teledyne Technologies, Inc. *	54,026	6,638,175
Tennant Co.	28,576	1,978,888
Textainer Group Holdings Ltd.	36,731	528,926
The ExOne Co. *(b)	14,600	143,810
The Gorman-Rupp Co.	29,031	942,346
The Greenbrier Cos., Inc.	46,401	2,030,044
The KEYW Holding Corp. *	60,000	600,600
The Manitowoc Co., Inc. *	195,300	1,333,899
Thermon Group Holdings, Inc. *	46,800	971,568
Titan International, Inc.	64,600	858,534
Titan Machinery, Inc. *	34,000	469,540
TPI Composites, Inc. *	10,400	201,864
Trex Co., Inc. *	48,178	3,263,096
TriMas Corp. *	73,700	1,569,810
Triton International Ltd.	64,100	1,560,194
Security	Number of Shares	Value ($)
Triumph Group, Inc.	76,300	2,041,025
Tutor Perini Corp. *	60,330	1,797,834
Univar, Inc. *	68,600	2,045,652
Universal Forest Products, Inc.	30,562	3,108,461
Vectrus, Inc. *	17,747	400,017
Veritiv Corp. *	13,476	755,330
Vicor Corp. *	26,200	400,860
Wabash National Corp.	101,900	1,798,535
Watts Water Technologies, Inc., Class A	42,811	2,825,526
Wesco Aircraft Holdings, Inc. *	93,300	1,413,495
Willis Lease Finance Corp. *	6,500	165,620
Woodward, Inc.	84,558	5,888,619
		279,533,810

Commercial & Professional Supplies 3.8%
ABM Industries, Inc.	86,509	3,494,098
Acacia Research Corp. *	72,500	424,125
ACCO Brands Corp. *	170,185	2,169,859
Advanced Disposal Services, Inc. *	35,000	777,350
Aqua Metals, Inc. *(b)	17,400	194,184
ARC Document Solutions, Inc. *	64,500	303,795
Barrett Business Services, Inc.	10,200	613,122
Brady Corp., Class A	73,029	2,654,604
Casella Waste Systems, Inc., Class A *	57,800	668,168
CBIZ, Inc. *	76,500	1,002,150
CEB, Inc.	53,153	4,063,547
CECO Environmental Corp.	50,352	660,618
Cogint, Inc. *(b)	24,100	92,785
CRA International, Inc.	14,500	481,835
Deluxe Corp.	79,172	5,767,680
Ennis, Inc.	38,200	645,580
Essendant, Inc.	57,734	1,206,063
Exponent, Inc.	40,800	2,368,440
Franklin Covey Co. *	17,900	313,250
FTI Consulting, Inc. *	64,200	2,705,388
G&K Services, Inc., Class A	31,230	2,999,954
GP Strategies Corp. *	20,376	523,663
Healthcare Services Group, Inc.	112,752	4,481,892
Heidrick & Struggles International, Inc.	29,800	666,030
Heritage-Crystal Clean, Inc. *	16,900	252,655
Herman Miller, Inc.	93,600	2,920,320
Hill International, Inc. *	50,500	272,700
HNI Corp.	71,989	3,628,965
Huron Consulting Group, Inc. *	35,052	1,587,856
ICF International, Inc. *	27,800	1,445,600
InnerWorkings, Inc. *	60,300	579,483
Insperity, Inc.	24,626	1,760,759
Interface, Inc.	104,500	1,901,900
Kelly Services, Inc., Class A	47,323	1,059,562
Kforce, Inc.	39,800	915,400
Kimball International, Inc., Class B	58,299	975,342
Knoll, Inc.	73,803	1,926,996
Korn/Ferry International	91,761	2,665,657
Matthews International Corp., Class A	50,559	3,410,205
McGrath RentCorp	38,235	1,463,636
Mistras Group, Inc. *	26,414	609,635
Mobile Mini, Inc.	67,768	2,205,848
MSA Safety, Inc.	51,189	3,652,335
Multi-Color Corp.	23,400	1,806,480
Navigant Consulting, Inc. *	75,648	1,868,506
On Assignment, Inc. *	79,539	3,601,526
Quad Graphics, Inc.	46,500	1,217,835
Resources Connection, Inc.	61,350	1,024,545
RPX Corp. *	75,700	822,102
SP Plus Corp. *	26,500	734,050
Steelcase, Inc., Class A	134,142	2,253,586
Team, Inc. *	46,613	1,566,197
Tetra Tech, Inc.	92,161	4,027,436

4

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Advisory Board Co. *	65,638	2,986,529
The Brink's Co.	72,900	3,244,050
TRC Cos., Inc. *	27,863	259,126
TriNet Group, Inc. *	66,046	1,679,550
TrueBlue, Inc. *	66,476	1,645,281
UniFirst Corp.	24,306	3,108,737
US Ecology, Inc.	34,000	1,742,500
Viad Corp.	30,396	1,332,865
VSE Corp.	14,800	551,744
WageWorks, Inc. *	57,400	4,141,410
West Corp.	68,258	1,656,622
		113,783,711

Consumer Durables & Apparel 2.3%
Acushnet Holdings Corp. *	37,500	695,625
American Outdoor Brands Corp. *(b)	85,500	1,821,150
Arctic Cat, Inc. *	18,800	353,440
AV Homes, Inc. *	15,200	268,280
Bassett Furniture Industries, Inc.	14,909	420,434
Beazer Homes USA, Inc. *	47,640	679,346
Callaway Golf Co.	152,769	1,730,873
Cavco Industries, Inc. *	13,000	1,277,250
Century Communities, Inc. *	27,152	617,708
Columbia Sportswear Co.	42,300	2,299,851
Crocs, Inc. *	115,400	842,420
CSS Industries, Inc.	13,400	329,908
Culp, Inc.	16,000	515,200
Deckers Outdoor Corp. *	51,571	2,970,489
Delta Apparel, Inc. *	11,000	206,140
Escalade, Inc.	14,500	191,400
Ethan Allen Interiors, Inc.	38,179	1,111,009
Flexsteel Industries, Inc.	10,100	513,686
Fossil Group, Inc. *	64,400	1,646,708
G-III Apparel Group Ltd. *	66,310	1,741,301
GoPro, Inc., Class A *(b)	155,800	1,674,850
Green Brick Partners, Inc. *	35,840	344,064
Helen of Troy Ltd. *	45,983	4,290,214
Hooker Furniture Corp.	18,434	612,009
Hovnanian Enterprises, Inc., Class A *	218,000	516,660
Iconix Brand Group, Inc. *	70,800	728,532
Installed Building Products, Inc. *	30,971	1,266,714
iRobot Corp. *	41,945	2,540,189
JAKKS Pacific, Inc. *	15,800	80,580
Johnson Outdoors, Inc., Class A	8,500	293,080
KB Home	134,700	2,206,386
La-Z-Boy, Inc.	78,200	2,236,520
LGI Homes, Inc. *(b)	25,200	782,712
Libbey, Inc.	34,479	589,936
Lifetime Brands, Inc.	20,300	303,485
M.D.C. Holdings, Inc.	69,207	1,871,357
M/I Homes, Inc. *	41,000	1,030,740
Malibu Boats, Inc., Class A *	25,461	472,556
Marine Products Corp.	13,700	156,317
MCBC Holdings, Inc.	15,200	212,040
Meritage Homes Corp. *	59,985	2,204,449
Movado Group, Inc.	23,100	627,165
NACCO Industries, Inc., Class A	5,477	403,929
Nautilus, Inc. *	50,200	870,970
Oxford Industries, Inc.	25,196	1,386,284
Perry Ellis International, Inc. *	22,300	526,057
Sequential Brands Group, Inc. *(b)	60,752	281,282
Steven Madden Ltd. *	101,176	3,561,395
Sturm, Ruger & Co., Inc. (b)	29,200	1,540,300
Superior Uniform Group, Inc.	9,527	162,149
Taylor Morrison Home Corp., Class A *	50,000	970,000
The New Home Co., Inc. *	16,049	167,551
TopBuild Corp. *	59,200	2,196,912
TRI Pointe Group, Inc. *	233,500	2,865,045
Security	Number of Shares	Value ($)
UCP, Inc., Class A *	12,900	146,415
Unifi, Inc. *	26,500	712,585
Universal Electronics, Inc. *	22,200	1,320,900
Vera Bradley, Inc. *	31,500	360,990
Vince Holding Corp. *	46,214	140,953
WCI Communities, Inc. *	32,500	760,500
William Lyon Homes, Class A *	39,800	702,470
Wolverine World Wide, Inc.	150,847	3,543,396
ZAGG, Inc. *	39,621	265,461
		68,158,317

Consumer Services 4.0%
American Public Education, Inc. *	25,200	612,360
Apollo Education Group, Inc. *	131,226	1,310,948
Ascent Capital Group, Inc., Class A *	14,700	227,703
Belmond Ltd., Class A *	132,400	1,833,740
Biglari Holdings, Inc. *	1,710	757,872
BJ's Restaurants, Inc. *	37,000	1,315,350
Bloomin' Brands, Inc.	164,213	2,809,684
Bob Evans Farms, Inc.	32,946	1,859,143
Bojangles', Inc. *	19,350	383,130
Boyd Gaming Corp. *	130,300	2,647,696
Bridgepoint Education, Inc. *	34,700	369,208
Bright Horizons Family Solutions, Inc. *	70,321	4,982,946
Buffalo Wild Wings, Inc. *	30,479	4,602,329
Caesars Acquisition Co., Class A *	78,500	1,177,500
Caesars Entertainment Corp. *(b)	87,400	782,230
Cambium Learning Group, Inc. *	18,000	90,720
Capella Education Co.	18,500	1,581,750
Career Education Corp. *	109,600	1,070,792
Carriage Services, Inc.	21,800	565,710
Carrols Restaurant Group, Inc. *	51,700	741,895
Century Casinos, Inc. *	32,600	229,830
Chegg, Inc. *	125,300	900,907
Churchill Downs, Inc.	21,514	3,084,032
Chuy's Holdings, Inc. *	27,800	817,320
ClubCorp Holdings, Inc.	99,111	1,635,332
Collectors Universe, Inc.	10,100	208,767
Cracker Barrel Old Country Store, Inc. (b)	30,516	4,823,359
Dave & Buster's Entertainment, Inc. *	62,468	3,402,007
Del Frisco's Restaurant Group, Inc. *	34,700	607,250
Del Taco Restaurants, Inc. *	35,200	480,128
Denny's Corp. *	118,900	1,447,013
DeVry Education Group, Inc.	100,884	3,379,614
DineEquity, Inc.	27,397	1,878,886
El Pollo Loco Holdings, Inc. *	31,000	385,950
Eldorado Resorts, Inc. *	48,009	744,140
Empire Resorts, Inc. *	4,421	100,357
Fiesta Restaurant Group, Inc. *	42,500	1,117,750
Fogo De Chao, Inc. *(b)	4,700	64,860
Golden Entertainment, Inc.	15,300	168,606
Grand Canyon Education, Inc. *	72,275	4,262,779
Houghton Mifflin Harcourt Co. *	209,494	2,367,282
ILG, Inc.	182,200	3,452,690
International Speedway Corp., Class A	43,500	1,594,275
Intrawest Resorts Holdings, Inc. *	23,900	492,579
Isle of Capri Casinos, Inc. *	37,100	883,351
J Alexander's Holdings, Inc. *	21,043	210,430
Jack in the Box, Inc.	51,508	5,558,743
Jamba, Inc. *(b)	20,260	184,366
K12, Inc. *	49,849	993,491
Kona Grill, Inc. *	17,119	156,639
La Quinta Holdings, Inc. *	133,502	1,886,383
Liberty Tax, Inc.	11,700	156,780
LifeLock, Inc. *	131,767	3,157,137
Lindblad Expeditions Holdings, Inc. *	22,700	204,073
Luby's, Inc. *	27,700	101,659
Marriott Vacations Worldwide Corp.	35,885	3,103,335

5

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Monarch Casino & Resort, Inc. *	17,800	422,928
Nathan's Famous, Inc. *	4,700	293,750
Noodles & Co. *	15,900	69,960
Papa John's International, Inc.	42,211	3,597,221
Penn National Gaming, Inc. *	117,300	1,616,394
Pinnacle Entertainment, Inc. *	89,247	1,374,404
Planet Fitness, Inc., Class A	41,400	871,056
Popeyes Louisiana Kitchen, Inc. *	33,400	2,110,546
Potbelly Corp. *	34,100	443,300
Red Lion Hotels Corp. *	22,200	177,600
Red Robin Gourmet Burgers, Inc. *	21,700	1,031,835
Red Rock Resorts, Inc., Class A	45,300	1,063,644
Regis Corp. *	58,100	808,752
Ruby Tuesday, Inc. *	87,200	170,912
Ruth's Hospitality Group, Inc.	48,900	838,635
Scientific Games Corp., Class A *	86,800	1,475,600
SeaWorld Entertainment, Inc.	103,823	1,880,235
Shake Shack, Inc., Class A *	24,200	854,502
Sonic Corp.	73,401	1,827,685
Sotheby's *	76,500	3,037,815
Speedway Motorsports, Inc.	15,784	339,198
Strayer Education, Inc. *	16,400	1,328,400
Texas Roadhouse, Inc.	105,696	4,929,661
The Cheesecake Factory, Inc.	71,067	4,282,497
The Habit Restaurants, Inc., Class A *	24,711	358,310
The Marcus Corp.	27,300	809,445
Weight Watchers International, Inc. *(b)	40,600	505,470
Wingstop, Inc.	24,300	691,821
Zoe's Kitchen, Inc. *	30,502	665,859
		121,842,241

Diversified Financials 3.0%
AG Mortgage Investment Trust, Inc.	41,300	723,576
Altisource Residential Corp.	87,800	1,065,892
Anworth Mortgage Asset Corp.	149,900	768,987
Apollo Commercial Real Estate Finance, Inc.	123,843	2,156,107
Ares Commercial Real Estate Corp.	41,900	564,812
Arlington Asset Investment Corp., Class A	33,300	498,501
ARMOUR Residential REIT, Inc.	57,729	1,213,464
Associated Capital Group, Inc., Class A	9,700	341,440
B. Riley Financial, Inc.	13,500	254,475
BGC Partners, Inc., Class A	344,000	3,808,080
Calamos Asset Management, Inc., Class A	24,400	205,448
Capstead Mortgage Corp.	145,829	1,555,995
Cohen & Steers, Inc.	31,528	1,100,012
Cowen Group, Inc., Class A *	42,475	637,125
CYS Investments, Inc.	246,361	1,864,953
Diamond Hill Investment Group, Inc.	4,700	950,340
Dynex Capital, Inc.	77,200	515,696
Encore Capital Group, Inc. *	37,400	1,157,530
Enova International, Inc. *	44,836	632,188
Evercore Partners, Inc., Class A	62,600	4,848,370
EZCORP, Inc., Class A *	77,400	766,260
FBR & Co.	8,200	117,260
Financial Engines, Inc.	84,300	3,249,765
FirstCash, Inc.	78,127	3,336,023
FNFV Group *	99,036	1,287,468
GAIN Capital Holdings, Inc.	50,700	380,757
GAMCO Investors, Inc., Class A	9,700	283,240
Great Ajax Corp.	19,800	257,598
Green Dot Corp., Class A *	69,341	1,858,339
Greenhill & Co., Inc.	42,629	1,259,687
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	71,045	1,298,703
Hennessy Advisors, Inc.	4,400	122,364
Houlihan Lokey, Inc.	20,100	625,110
INTL. FCStone, Inc. *	25,100	925,688
Security	Number of Shares	Value ($)
Invesco Mortgage Capital, Inc.	177,906	2,592,090
Investment Technology Group, Inc.	50,565	1,017,368
Janus Capital Group, Inc.	228,253	2,853,162
KCG Holdings, Inc., Class A *	77,581	1,083,807
Ladder Capital Corp.	70,955	962,150
Ladenburg Thalmann Financial Services, Inc. *	142,600	327,980
LendingClub Corp. *	532,500	3,285,525
Manning & Napier, Inc.	22,200	154,290
Marlin Business Services Corp.	11,600	266,220
Medley Management, Inc., Class A	14,400	136,080
Moelis & Co., Class A	39,024	1,330,718
MTGE Investment Corp.	76,700	1,219,530
Nelnet, Inc., Class A	34,800	1,706,244
New Residential Investment Corp.	384,697	5,828,159
New York Mortgage Trust, Inc.	175,200	1,123,032
NewStar Financial, Inc. *	36,500	324,120
OM Asset Management plc	59,100	833,310
On Deck Capital, Inc. *	74,200	373,226
Oppenheimer Holdings, Inc., Class A	13,800	235,980
Orchid Island Capital, Inc.	49,659	587,466
Owens Realty Mortgage, Inc.	14,500	245,630
PennyMac Mortgage Investment Trust	109,621	1,858,076
PICO Holdings, Inc. *	39,800	567,150
Piper Jaffray Cos. *	23,729	1,672,894
PJT Partners, Inc., Class A	26,900	854,075
PRA Group, Inc. *	72,581	2,888,724
Pzena Investment Management, Inc., Class A	27,100	270,729
Redwood Trust, Inc.	126,500	1,960,750
Regional Management Corp. *	15,700	392,657
Resource Capital Corp.	49,037	403,084
Safeguard Scientifics, Inc. *	36,500	439,825
Silvercrest Asset Management Group, Inc., Class A	9,800	136,220
Stifel Financial Corp. *	102,310	5,149,262
Tiptree, Inc.	55,800	365,490
Virtu Financial, Inc., Class A	38,271	671,656
Virtus Investment Partners, Inc.	7,200	784,800
Waddell & Reed Financial, Inc., Class A	132,600	2,393,430
Western Asset Mortgage Capital Corp.	61,056	616,055
Westwood Holdings Group, Inc.	11,500	643,080
Wins Finance Holdings, Inc. *(b)	2,000	484,360
WisdomTree Investments, Inc.	190,100	1,958,030
World Acceptance Corp. *	8,900	436,723
		92,064,410

Energy 3.7%
Abraxas Petroleum Corp. *	221,800	547,846
Adams Resources & Energy, Inc.	2,900	112,375
Alon USA Energy, Inc.	48,900	550,614
Archrock, Inc.	107,428	1,568,449
Ardmore Shipping Corp.	46,500	341,775
Atwood Oceanics, Inc. *	121,621	1,478,911
Bill Barrett Corp. *	101,398	664,157
Bristow Group, Inc.	56,862	1,004,183
California Resources Corp. *	49,100	1,051,722
Callon Petroleum Co. *	295,100	4,509,128
CARBO Ceramics, Inc. *	29,300	416,060
Carrizo Oil & Gas, Inc. *	97,411	3,444,453
Clayton Williams Energy, Inc. *	10,100	1,469,045
Clean Energy Fuels Corp. *	138,838	359,590
Cobalt International Energy, Inc. *	634,300	622,121
Contango Oil & Gas Co. *	39,820	322,542
CVR Energy, Inc.	24,500	544,145
Dawson Geophysical Co. *	32,400	256,608
Delek US Holdings, Inc.	97,187	2,176,989
Denbury Resources, Inc. *	544,100	1,822,735

6

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DHT Holdings, Inc.	135,900	637,371
Dorian LPG Ltd. *	42,703	482,971
Eclipse Resources Corp. *	105,000	258,300
EP Energy Corp., Class A *(b)	60,500	317,020
Era Group, Inc. *	28,700	449,442
Evolution Petroleum Corp.	46,800	407,160
EXCO Resources, Inc. *	222,774	149,058
Exterran Corp. *	52,414	1,625,882
Fairmount Santrol Holdings, Inc. *	143,153	1,792,276
Forum Energy Technologies, Inc. *	94,955	2,060,524
Frontline Ltd. (b)	121,763	845,035
GasLog Ltd.	61,800	1,032,060
Gener8 Maritime, Inc. *	60,600	306,030
Geospace Technologies Corp. *	19,800	462,132
Golar LNG Ltd.	150,800	3,899,688
Green Plains, Inc.	55,100	1,239,750
Helix Energy Solutions Group, Inc. *	222,707	1,888,555
Hornbeck Offshore Services, Inc. *	54,245	393,276
Independence Contract Drilling, Inc. *	46,000	291,640
International Seaways, Inc. *	29,098	505,723
Isramco, Inc. *	1,400	175,280
Jones Energy, Inc., Class A *(b)	95,439	424,704
Mammoth Energy Services, Inc. *	14,200	255,600
Matador Resources Co. *	142,062	3,740,492
Matrix Service Co. *	39,700	889,280
McDermott International, Inc. *	382,385	3,097,319
Natural Gas Services Group, Inc. *	20,500	588,350
Navios Maritime Acquisition Corp.	120,600	224,316
Newpark Resources, Inc. *	126,710	956,661
Nordic American Tankers Ltd. (b)	153,100	1,322,784
Northern Oil & Gas, Inc. *(b)	77,600	279,360
Oasis Petroleum, Inc. *	373,110	5,275,775
Oil States International, Inc. *	84,500	3,337,750
Overseas Shipholding Group, Inc., Class A	55,200	271,032
Pacific Ethanol, Inc. *	39,400	279,740
Panhandle Oil & Gas, Inc., Class A	24,200	532,400
Par Pacific Holdings, Inc. *	54,038	785,172
Parker Drilling Co. *	181,265	462,226
PDC Energy, Inc. *	89,703	6,632,640
PHI, Inc. — Non Voting Shares *	19,572	310,216
Pioneer Energy Services Corp. *	118,500	746,550
Renewable Energy Group, Inc. *	64,600	562,020
REX American Resources Corp. *	8,500	705,755
RigNet, Inc. *	16,900	333,775
Ring Energy, Inc. *	68,900	909,480
RSP Permian, Inc. *	156,325	6,653,192
Sanchez Energy Corp. *	91,353	1,211,341
Scorpio Tankers, Inc.	268,102	1,026,831
SEACOR Holdings, Inc. *	25,700	1,890,749
Seadrill Ltd. *(b)	586,200	1,096,194
SemGroup Corp., Class A	106,603	4,232,139
Ship Finance International Ltd. (b)	93,500	1,402,500
Smart Sand, Inc. *	20,600	358,440
Synergy Resources Corp. *	295,412	2,543,497
Teekay Corp.	87,700	881,385
Teekay Tankers Ltd., Class A	181,000	443,450
Tesco Corp. *	77,100	663,060
TETRA Technologies, Inc. *	186,374	924,415
Tidewater, Inc. *(b)	69,195	152,229
Unit Corp. *	80,078	2,082,028
US Silica Holdings, Inc.	117,000	6,919,380
W&T Offshore, Inc. *	49,000	142,100
Western Refining, Inc.	127,942	4,479,249
Westmoreland Coal Co. *	27,052	490,994
Willbros Group, Inc. *	69,500	210,585
		113,209,776

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	21,231	960,703
Natural Grocers by Vitamin Cottage, Inc. *	12,600	159,264
Performance Food Group Co. *	57,600	1,275,840
PriceSmart, Inc.	31,400	2,659,580
Smart & Final Stores, Inc. *	37,600	539,560
SpartanNash, Co.	57,833	2,189,557
SUPERVALU, Inc. *	429,236	1,682,605
The Andersons, Inc.	43,223	1,631,668
The Chefs' Warehouse, Inc. *	28,300	472,610
United Natural Foods, Inc. *	79,282	3,623,188
Village Super Market, Inc., Class A	11,600	351,364
Weis Markets, Inc.	15,800	939,152
		16,485,091

Food, Beverage & Tobacco 1.7%
AdvancePierre Foods Holdings, Inc.	34,300	950,453
Alico, Inc.	4,700	126,665
Alliance One International, Inc. *	13,400	223,110
Amplify Snack Brands, Inc. *(b)	45,700	440,091
B&G Foods, Inc.	105,257	4,668,148
Cal-Maine Foods, Inc. (b)	51,116	2,131,537
Calavo Growers, Inc.	23,588	1,304,416
Coca-Cola Bottling Co. Consolidated	7,500	1,266,300
Craft Brew Alliance, Inc. *	18,000	273,600
Darling Ingredients, Inc. *	259,100	3,109,200
Dean Foods Co.	143,200	2,843,952
Farmer Brothers Co. *	13,700	476,760
Fresh Del Monte Produce, Inc.	52,461	3,003,392
Freshpet, Inc. *	34,850	388,578
Inventure Foods, Inc. *	29,000	173,710
J&J Snack Foods Corp.	23,881	3,046,499
John B. Sanfilippo & Son, Inc.	13,100	861,849
Lancaster Colony Corp.	29,656	3,886,419
Landec Corp. *	44,654	562,640
Lifeway Foods, Inc. *	10,100	108,777
Limoneira Co.	17,600	299,200
MGP Ingredients, Inc.	19,647	832,836
National Beverage Corp.	18,601	933,584
Omega Protein Corp. *	33,400	833,330
Primo Water Corp. *	33,600	434,112
Sanderson Farms, Inc. (b)	31,143	2,834,013
Seaboard Corp. *	420	1,617,000
Seneca Foods Corp., Class A *	12,400	444,540
Snyder's-Lance, Inc.	127,610	4,897,672
The Boston Beer Co., Inc., Class A *	14,200	2,182,540
Tootsie Roll Industries, Inc. (b)	26,053	975,685
Turning Point Brands, Inc. *	9,200	122,176
Universal Corp.	34,724	2,361,232
Vector Group Ltd.	149,943	3,307,743
		51,921,759

Health Care Equipment & Services 5.6%
AAC Holdings, Inc. *	11,800	93,810
Abaxis, Inc.	34,300	1,747,756
Accuray, Inc. *	141,000	810,750
Aceto Corp.	46,000	878,140
Addus HomeCare Corp. *	12,500	426,875
Adeptus Health, Inc., Class A *(b)	22,300	159,891
Air Methods Corp. *	54,300	1,938,510
Almost Family, Inc. *	17,900	845,775
Amedisys, Inc. *	43,900	2,011,498
American Renal Associates Holdings, Inc. *	13,500	259,470
AMN Healthcare Services, Inc. *	75,200	2,695,920
Analogic Corp.	19,654	1,526,133
AngioDynamics, Inc. *	41,100	661,504

7

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Anika Therapeutics, Inc. *	21,900	1,106,826
AtriCure, Inc. *	46,100	750,047
Atrion Corp.	2,300	1,123,780
Avinger, Inc. *	17,500	45,500
AxoGen, Inc. *	38,300	417,470
BioScrip, Inc. *	170,400	233,448
BioTelemetry, Inc. *	45,800	1,055,690
Cantel Medical Corp.	58,445	4,524,227
Capital Senior Living Corp. *	44,800	746,816
Cardiovascular Systems, Inc. *	51,700	1,276,990
Castlight Health, Inc., Class B *	76,373	236,756
Cerus Corp. *	160,500	683,730
Chemed Corp.	26,398	4,384,444
Civitas Solutions, Inc. *	23,800	435,540
Community Health Systems, Inc. *	169,800	1,086,720
Computer Programs & Systems, Inc. (b)	17,500	395,500
ConforMIS, Inc. *(b)	56,000	464,800
CONMED Corp.	43,000	1,917,370
Corindus Vascular Robotics, Inc. *(b)	84,000	45,385
CorVel Corp. *	14,500	556,075
Cotiviti Holdings, Inc. *	19,000	643,340
Cross Country Healthcare, Inc. *	49,215	712,141
CryoLife, Inc. *	47,300	898,700
Cutera, Inc. *	18,705	346,043
Cynosure, Inc., Class A *	37,644	2,010,190
Diplomat Pharmacy, Inc. *	70,588	969,879
Endologix, Inc. *	124,837	856,382
Entellus Medical, Inc. *	9,800	167,678
Evolent Health, Inc., Class A *	27,400	498,680
Exactech, Inc. *	15,200	374,680
Genesis Healthcare, Inc. *	48,100	197,691
GenMark Diagnostics, Inc. *	73,500	891,555
Glaukos Corp. *	25,900	1,067,598
Globus Medical, Inc., Class A *	110,500	2,912,780
Haemonetics Corp. *	79,900	3,184,814
Halyard Health, Inc. *	73,793	2,838,817
HealthEquity, Inc. *	66,834	3,091,072
HealthSouth Corp.	142,400	5,527,968
HealthStream, Inc. *	41,900	962,024
HMS Holdings Corp. *	130,952	2,378,088
ICU Medical, Inc. *	24,200	3,317,820
Inogen, Inc. *	24,598	1,583,373
Insulet Corp. *	95,000	3,952,000
Integer Holdings Corp. *	46,900	1,519,560
Integra LifeSciences Holdings Corp. *	95,296	3,976,702
Invacare Corp.	49,211	565,927
InVivo Therapeutics Holdings Corp. *(b)	58,398	277,391
iRadimed Corp. *(b)	4,000	36,600
iRhythm Technologies, Inc. *	12,000	391,560
IRIDEX Corp. *	12,100	168,795
K2M Group Holdings, Inc. *	39,900	810,768
Kindred Healthcare, Inc.	124,623	828,743
Landauer, Inc.	16,200	831,870
LeMaitre Vascular, Inc.	22,335	507,228
LHC Group, Inc. *	22,700	1,137,951
Magellan Health, Inc. *	37,268	2,793,237
Masimo Corp. *	66,100	4,863,638
Medidata Solutions, Inc. *	88,200	4,369,428
Meridian Bioscience, Inc.	64,350	842,985
Merit Medical Systems, Inc. *	66,300	1,684,020
Molina Healthcare, Inc. *	70,943	4,023,887
NantHealth, Inc. *(b)	14,800	120,472
National HealthCare Corp.	18,188	1,361,372
National Research Corp., Class A	12,500	218,125
Natus Medical, Inc. *	51,000	1,991,550
Neogen Corp *	56,925	3,759,327
Nevro Corp. *	38,864	3,381,945
Nobilis Health Corp. *(b)	88,191	189,611
Novocure Ltd. *(b)	78,600	499,110
Security	Number of Shares	Value ($)
NuVasive, Inc. *	78,400	5,548,368
NxStage Medical, Inc. *	99,200	2,668,480
Omnicell, Inc. *	57,200	2,053,480
OraSure Technologies, Inc. *	87,400	770,868
Orthofix International N.V. *	28,200	1,013,508
Owens & Minor, Inc.	97,200	3,487,536
Oxford Immunotec Global plc *	40,500	547,155
Penumbra, Inc. *	41,200	2,947,860
PharMerica Corp. *	47,100	1,168,080
Quality Systems, Inc. *	80,100	1,202,301
Quidel Corp. *	47,500	901,550
Quorum Health Corp. *	46,100	405,219
RadNet, Inc. *	48,000	278,400
Rockwell Medical, Inc. *(b)	78,700	457,247
RTI Surgical, Inc. *	75,200	244,400
Second Sight Medical Products, Inc. *(b)	16,421	23,482
Select Medical Holdings Corp. *	170,711	2,125,352
Senseonics Holdings, Inc. *	45,600	126,768
STAAR Surgical Co. *	66,600	659,340
Surgery Partners, Inc. *	26,200	484,700
Surgical Care Affiliates, Inc. *	41,237	2,329,890
Surmodics, Inc. *	20,400	493,680
Tabula Rasa HealthCare, Inc. *	10,800	151,848
Tactile Systems Technology, Inc. *(b)	7,100	109,411
Tandem Diabetes Care, Inc. *	25,400	59,690
Team Health Holdings, Inc. *	108,658	4,722,277
Teladoc, Inc. *	40,400	808,000
The Ensign Group, Inc.	79,500	1,617,030
The Providence Service Corp. *	21,100	815,515
The Spectranetics Corp. *	68,736	1,776,826
Tivity Health, Inc. *	48,800	1,251,720
TransEnterix, Inc. *(b)	143,700	211,239
Triple-S Management Corp., Class B *	38,900	743,379
U.S. Physical Therapy, Inc.	19,300	1,353,895
Universal American Corp. *	67,502	670,970
Utah Medical Products, Inc.	5,200	323,440
Vascular Solutions, Inc. *	27,136	1,518,259
Vocera Communications, Inc. *	37,100	769,825
Wright Medical Group N.V. *	166,161	4,183,934
Zeltiq Aesthetics, Inc. *	55,600	2,465,304
		169,568,487

Household & Personal Products 0.6%
Avon Products, Inc. *	707,900	4,155,373
Central Garden & Pet Co. *	15,400	505,890
Central Garden & Pet Co., Class A *	52,500	1,615,950
elf Beauty, Inc. *	16,000	399,360
HRG Group, Inc. *	192,500	3,239,775
Inter Parfums, Inc.	30,100	1,026,410
Lifevantage Corp. *	21,200	153,064
Medifast, Inc.	17,579	741,306
Natural Health Trends Corp. (b)	12,400	310,992
Nature's Sunshine Products, Inc.	15,000	191,250
Nutraceutical International Corp.	12,300	412,050
Oil-Dri Corp. of America	6,887	231,748
Orchids Paper Products Co. (b)	15,900	434,229
Revlon, Inc., Class A *	18,602	622,237
Synutra International, Inc. *	23,200	134,560
USANA Health Sciences, Inc. *	16,400	1,021,720
WD-40 Co.	22,300	2,344,845
		17,540,759

Insurance 2.4%
Ambac Financial Group, Inc. *	72,600	1,518,792
American Equity Investment Life Holding Co.	138,264	3,263,030
AMERISAFE, Inc.	30,735	1,937,842

8

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Argo Group International Holdings Ltd.	47,531	3,039,608
Atlas Financial Holdings, Inc. *	16,900	287,300
Baldwin & Lyons, Inc., Class B	13,000	312,000
Blue Capital Reinsurance Holdings Ltd.	9,100	173,355
Citizens, Inc. *(b)	80,500	745,430
CNO Financial Group, Inc.	290,468	5,492,750
Crawford & Co., Class B	20,800	252,096
Donegal Group, Inc., Class A	10,400	171,288
eHealth, Inc. *	23,600	289,336
EMC Insurance Group, Inc.	14,300	416,845
Employers Holdings, Inc.	49,800	1,815,210
Enstar Group Ltd. *	17,594	3,407,078
FBL Financial Group, Inc., Class A	16,468	1,149,466
Federated National Holding Co.	20,246	371,312
Fidelity & Guaranty Life	19,200	459,840
Genworth Financial, Inc., Class A *	820,300	2,756,208
Global Indemnity Ltd. *	14,755	582,970
Greenlight Capital Re Ltd., Class A *	42,789	967,031
Hallmark Financial Services, Inc. *	21,200	231,928
HCI Group, Inc.	13,800	570,768
Heritage Insurance Holdings, Inc.	40,462	573,751
Horace Mann Educators Corp.	63,478	2,624,815
Independence Holding Co.	11,248	223,835
Infinity Property & Casualty Corp.	18,092	1,571,290
Investors Title Co.	2,200	267,344
James River Group Holdings Ltd.	21,100	836,615
Kemper Corp.	61,814	2,670,365
Kinsale Capital Group, Inc.	11,700	343,395
Maiden Holdings Ltd.	109,900	1,950,725
MBIA, Inc. *	214,184	2,184,677
National General Holdings Corp.	73,500	1,800,015
National Western Life Group, Inc., Class A	3,494	1,024,266
OneBeacon Insurance Group Ltd., Class A	33,400	542,082
Patriot National, Inc. *(b)	15,800	67,624
Primerica, Inc.	74,800	5,643,660
RLI Corp.	58,920	3,501,027
Safety Insurance Group, Inc.	22,770	1,632,609
Selective Insurance Group, Inc.	88,414	3,686,864
State Auto Financial Corp.	24,726	624,579
State National Cos., Inc.	46,500	639,840
Stewart Information Services Corp.	38,800	1,694,784
The Navigators Group, Inc.	35,740	2,006,801
Third Point Reinsurance Ltd. *	105,060	1,202,937
Trupanion, Inc. *(b)	21,900	350,181
United Fire Group, Inc.	32,300	1,524,560
United Insurance Holdings Corp.	24,400	333,548
Universal Insurance Holdings, Inc.	53,822	1,407,445
WMIH Corp. *	313,200	485,460
		71,626,577

Materials 5.0%
A. Schulman, Inc.	45,609	1,573,511
AgroFresh Solutions, Inc. *	35,000	92,050
AK Steel Holding Corp. *	488,600	3,947,888
Allegheny Technologies, Inc.	175,500	3,813,615
American Vanguard Corp.	42,700	734,440
Ampco-Pittsburgh Corp.	14,400	216,720
Balchem Corp.	50,700	4,321,668
Boise Cascade Co. *	60,800	1,507,840
Calgon Carbon Corp.	79,785	1,264,592
Carpenter Technology Corp.	71,844	2,875,197
Century Aluminum Co. *	83,000	1,278,200
Chase Corp.	12,100	1,064,800
Chemtura Corp. *	100,385	3,322,744
Clearwater Paper Corp. *	27,200	1,710,880
Cliffs Natural Resources, Inc. *	353,859	3,103,343
Codexis, Inc. *	53,500	254,125
Coeur Mining, Inc. *	282,113	3,286,616
Security	Number of Shares	Value ($)
Commercial Metals Co.	183,500	3,748,905
Deltic Timber Corp.	16,721	1,270,294
Ferro Corp. *	128,800	1,821,232
Ferroglobe plc	108,500	1,140,335
Ferroglobe Representation & Warranty Insurance *(a)(e)	108,500	—
Flotek Industries, Inc. *	88,700	937,559
Forterra, Inc. *	31,100	598,364
FutureFuel Corp.	40,400	524,796
GCP Applied Technologies, Inc. *	109,400	2,948,330
Gold Resource Corp.	81,400	437,932
Greif, Inc., Class A	39,794	2,291,339
Greif, Inc., Class B	8,700	619,440
H.B. Fuller Co.	82,094	4,052,981
Handy & Harman Ltd. *	4,800	135,360
Hawkins, Inc.	15,500	831,575
Haynes International, Inc.	21,325	876,671
Headwaters, Inc. *	117,900	2,731,743
Hecla Mining Co.	616,340	3,969,230
Ingevity Corp. *	68,500	3,807,915
Innophos Holdings, Inc.	30,300	1,473,792
Innospec, Inc.	37,900	2,704,165
Kaiser Aluminum Corp.	27,743	2,176,716
KapStone Paper & Packaging Corp.	135,303	3,244,566
KMG Chemicals, Inc.	12,600	464,436
Koppers Holdings, Inc. *	30,900	1,249,905
Kraton Corp. *	46,235	1,241,872
Kronos Worldwide, Inc.	30,700	405,854
Louisiana-Pacific Corp. *	228,972	4,380,234
LSB Industries, Inc. *(b)	28,000	238,280
Materion Corp.	31,829	1,250,880
Minerals Technologies, Inc.	56,622	4,538,253
Multi Packaging Solutions International Ltd. *	38,100	678,942
Myers Industries, Inc.	34,900	481,620
Neenah Paper, Inc.	25,753	2,115,609
Olin Corp.	261,148	6,844,689
Olympic Steel, Inc.	12,200	274,500
OMNOVA Solutions, Inc. *	65,700	597,870
P.H. Glatfelter Co.	69,400	1,694,054
PolyOne Corp.	133,876	4,566,510
Quaker Chemical Corp.	20,100	2,582,850
Rayonier Advanced Materials, Inc.	69,342	940,971
Real Industry, Inc. *	32,714	176,656
Ryerson Holding Corp. *	25,800	273,480
Schnitzer Steel Industries, Inc., Class A	43,300	1,024,045
Schweitzer-Mauduit International, Inc.	48,000	2,127,840
Sensient Technologies Corp.	70,314	5,396,599
Stepan Co.	30,800	2,405,788
Stillwater Mining Co. *	194,900	3,313,300
Summit Materials, Inc., Class A *	173,177	4,346,743
SunCoke Energy, Inc. *	96,800	853,776
TerraVia Holdings, Inc. *(b)	111,500	108,166
The Chemours Co.	289,000	7,635,380
TimkenSteel Corp. *	63,644	1,073,038
Trecora Resources *	27,400	339,760
Tredegar Corp.	42,100	936,725
Trinseo S.A.	41,900	2,713,025
Tronox Ltd., Class A	106,100	1,328,372
UFP Technologies, Inc. *	9,900	247,005
United States Lime & Minerals, Inc.	2,700	205,200
US Concrete, Inc. *	21,700	1,421,350
Valhi, Inc.	25,000	77,750
Worthington Industries, Inc.	71,117	3,398,681
		150,661,477

9

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media 1.5%
AMC Entertainment Holdings, Inc., Class A	45,500	1,535,625
Central European Media Enterprises Ltd., Class A *(b)	109,100	283,660
Daily Journal Corp. *	2,000	432,800
Entercom Communications Corp., Class A	43,000	610,600
Entravision Communications Corp., Class A	98,600	532,440
Eros International plc *(b)	49,290	586,551
Gannett Co., Inc.	195,800	1,883,596
Global Eagle Entertainment, Inc. *	77,200	475,552
Gray Television, Inc. *	100,493	1,190,842
Hemisphere Media Group, Inc. *	12,300	137,760
IMAX Corp. *	93,600	3,051,360
Liberty Media Corp. — Liberty Braves, Class A *	14,200	283,290
Liberty Media Corp. — Liberty Braves, Class C *	48,500	969,030
Liberty Media Corp. — Liberty Formula One, Class A *	35,000	1,014,300
Liberty Media Corp. — Liberty Formula One, Class C *	74,800	2,149,752
Loral Space & Communications, Inc. *	20,500	835,375
MDC Partners, Inc., Class A	78,880	504,832
Meredith Corp.	58,800	3,604,440
MSG Networks, Inc., Class A *	97,200	2,255,040
National CineMedia, Inc.	95,700	1,402,962
New Media Investment Group, Inc.	73,382	1,118,342
Nexstar Media Group, Inc.	67,998	4,447,069
Radio One, Inc., Class D *	41,200	123,600
Reading International, Inc., Class A *	23,000	376,050
Saga Communications, Inc., Class A	6,400	321,920
Salem Media Group, Inc.	21,000	128,100
Scholastic Corp.	41,569	1,903,029
Sinclair Broadcast Group, Inc., Class A	105,502	3,560,692
The E.W. Scripps Co., Class A *	101,471	1,976,655
The New York Times Co., Class A	192,951	2,604,839
Time, Inc.	163,586	3,149,031
Townsquare Media, Inc., Class A *	10,100	107,868
tronc, Inc. *	45,517	603,555
World Wrestling Entertainment, Inc., Class A (b)	55,400	1,084,732
		45,245,289

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Accelerate Diagnostics, Inc. *(b)	38,200	800,290
Acceleron Pharma, Inc. *	42,727	1,037,412
AcelRx Pharmaceuticals, Inc. *(b)	57,300	151,845
Achillion Pharmaceuticals, Inc. *	184,789	770,570
Aclaris Therapeutics, Inc. *	16,100	427,133
Acorda Therapeutics, Inc. *	72,039	1,476,799
Adamas Pharmaceuticals, Inc. *	27,472	435,981
Aduro Biotech, Inc. *(b)	55,181	653,895
Advaxis, Inc. *(b)	56,011	501,859
Adverum Biotechnologies, Inc. *	28,209	81,806
Aerie Pharmaceuticals, Inc. *	45,244	1,986,212
Aevi Genomic Medicine, Inc. *	44,012	209,497
Agenus, Inc. *	110,054	440,216
Agile Therapeutics, Inc. *	13,462	30,963
Aimmune Therapeutics, Inc. *	40,500	740,340
Akebia Therapeutics, Inc. *	52,447	526,043
Albany Molecular Research, Inc. *	40,600	747,040
Alder Biopharmaceuticals, Inc. *	72,346	1,486,710
AMAG Pharmaceuticals, Inc. *	54,731	1,319,017
Amicus Therapeutics, Inc. *	220,404	1,212,222
Amphastar Pharmaceuticals, Inc. *	53,126	836,734
Security	Number of Shares	Value ($)
Ampio Pharmaceuticals, Inc. *(b)	70,600	69,188
Anavex Life Sciences Corp. *(b)	51,200	230,400
ANI Pharmaceuticals, Inc. *	13,500	816,075
Anthera Pharmaceuticals, Inc. *	51,939	28,156
Applied Genetic Technologies Corp. *	17,400	126,150
Aptevo Therapeutics, Inc. *	24,850	49,451
Aratana Therapeutics, Inc. *	62,700	500,973
Ardelyx, Inc. *	49,240	590,880
Arena Pharmaceuticals, Inc. *	365,000	562,100
Argos Therapeutics, Inc. *(b)	22,200	101,010
ARIAD Pharmaceuticals, Inc. *	277,800	6,617,196
Array BioPharma, Inc. *	260,979	2,836,842
Arrowhead Pharmaceuticals, Inc. *(b)	98,400	190,896
Asterias Biotherapeutics, Inc. *	45,825	194,756
Atara Biotherapeutics, Inc. *	36,043	484,778
Athersys, Inc. *(b)	120,200	131,018
Audentes Therapeutics, Inc. *	10,700	174,624
Avexis, Inc. *(b)	9,900	552,222
Axovant Sciences Ltd. *	37,600	460,600
Axsome Therapeutics, Inc. *	17,700	86,730
Bellicum Pharmaceuticals, Inc. *	32,800	438,864
Bio-Path Holdings, Inc. *	131,200	124,627
BioCryst Pharmaceuticals, Inc. *	116,000	730,800
BioSpecifics Technologies Corp. *	8,000	410,320
BioTime, Inc. *(b)	107,500	336,475
Bluebird Bio, Inc. *	63,800	4,753,100
Blueprint Medicines Corp. *	40,464	1,379,013
Cambrex Corp. *	48,900	2,564,805
Cara Therapeutics, Inc. *(b)	27,617	423,092
Catalent, Inc. *	162,699	4,353,825
Celldex Therapeutics, Inc. *	159,500	519,970
Cellular Biomedicine Group, Inc. *	22,709	281,592
Cempra, Inc. *	69,178	217,911
ChemoCentryx, Inc. *	32,000	232,640
Chimerix, Inc. *	72,386	393,780
ChromaDex Corp. *	44,800	124,544
Cidara Therapeutics, Inc. *	17,159	169,874
Clearside Biomedical, Inc. *	14,000	104,300
Clovis Oncology, Inc. *	58,900	3,816,720
Coherus Biosciences, Inc. *	45,961	1,282,312
Collegium Pharmaceutical, Inc. *	30,736	516,980
Concert Pharmaceuticals, Inc. *	21,722	192,240
Corcept Therapeutics, Inc. *	116,906	831,202
Curis, Inc. *	158,654	455,337
Cytokinetics, Inc. *	57,100	596,695
CytomX Therapeutics, Inc. *	31,800	369,516
CytRx Corp. *	126,000	52,252
Depomed, Inc. *	94,100	1,702,269
Dermira, Inc. *	37,400	1,101,056
Dimension Therapeutics, Inc. *	13,100	25,545
Durect Corp. *	163,276	173,073
Dynavax Technologies Corp. *(b)	58,300	239,030
Eagle Pharmaceuticals, Inc. *	13,124	908,312
Edge Therapeutics, Inc. *	27,900	268,677
Editas Medicine, Inc. *	10,300	179,426
Egalet Corp. *(b)	35,600	174,084
Eiger BioPharmaceuticals, Inc. *(b)	5,600	68,320
Emergent BioSolutions, Inc. *	49,700	1,504,419
Enanta Pharmaceuticals, Inc. *	26,322	871,916
Endocyte, Inc. *	50,400	111,384
Enzo Biochem, Inc. *	61,100	408,148
Epizyme, Inc. *	65,259	685,219
Esperion Therapeutics, Inc. *	18,670	226,280
Exact Sciences Corp. *	172,162	3,262,470
Exelixis, Inc. *	360,372	6,529,941
FibroGen, Inc. *	82,209	1,862,034
Five Prime Therapeutics, Inc. *	41,600	1,905,696
Flex Pharma, Inc. *	19,700	85,892
Flexion Therapeutics, Inc. *	43,643	846,674

10

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fluidigm Corp. *	43,100	272,823
Fortress Biotech, Inc. *(b)	56,900	139,405
Foundation Medicine, Inc. *	20,500	400,775
Galena Biopharma, Inc. *(b)	13,250	21,863
Genomic Health, Inc. *	31,700	871,116
Geron Corp. *(b)	247,200	514,176
Global Blood Therapeutics, Inc. *	29,600	478,040
GlycoMimetics, Inc. *	19,600	111,524
Halozyme Therapeutics, Inc. *	177,400	2,048,970
Heron Therapeutics, Inc. *	70,860	921,180
Heska Corp. *	10,591	843,255
Horizon Pharma plc *	263,200	4,308,584
Idera Pharmaceuticals, Inc. *(b)	166,529	233,141
Ignyta, Inc. *	57,745	282,950
Immune Design, Corp. *	16,243	91,773
ImmunoGen, Inc. *(b)	125,500	293,670
Immunomedics, Inc. *(b)	172,100	774,450
Impax Laboratories, Inc. *	113,100	1,487,265
INC Research Holdings, Inc., Class A *	68,200	3,614,600
Infinity Pharmaceuticals, Inc. *	67,500	139,725
Innoviva, Inc. *(b)	130,100	1,379,060
Inotek Pharmaceuticals Corp. *(b)	27,800	44,480
Inovio Pharmaceuticals, Inc. *(b)	99,262	655,129
Insmed, Inc. *	106,214	1,568,781
Insys Therapeutics, Inc. *(b)	37,079	379,689
Intellia Therapeutics, Inc. *	10,700	138,244
Intersect ENT, Inc. *	39,868	538,218
Intra-Cellular Therapies, Inc. *	53,000	765,320
Invitae Corp. *(b)	52,700	441,099
Ironwood Pharmaceuticals, Inc. *	206,700	2,972,346
Kadmon Holdings, Inc. *(b)	18,500	74,925
Karyopharm Therapeutics, Inc. *	49,263	509,872
Keryx Biopharmaceuticals, Inc. *(b)	123,934	618,431
Kite Pharma, Inc. *(b)	63,842	3,254,027
La Jolla Pharmaceutical Co. *	21,579	419,712
Lannett Co., Inc. *(b)	41,300	832,195
Lexicon Pharmaceuticals, Inc. *	68,300	978,739
Ligand Pharmaceuticals, Inc. *	31,143	3,301,469
Lion Biotechnologies, Inc. *	82,372	597,197
Lipocine, Inc. *(b)	26,100	94,482
Loxo Oncology, Inc. *	26,900	1,055,287
Luminex Corp. *	64,200	1,298,124
MacroGenics, Inc. *	50,449	931,793
MannKind Corp. *	502,884	354,030
MediciNova, Inc. *	46,400	257,984
Medpace Holdings, Inc. *	13,500	471,015
Merrimack Pharmaceuticals, Inc. *(b)	182,500	567,575
MiMedx Group, Inc. *(b)	155,650	1,257,652
Minerva Neurosciences, Inc. *	34,600	366,760
Mirati Therapeutics, Inc. *	18,048	92,045
Momenta Pharmaceuticals, Inc. *	106,086	2,005,025
MyoKardia, Inc. *	20,400	228,480
Myovant Sciences Ltd. *	16,900	188,266
Myriad Genetics, Inc. *	105,786	1,711,617
NanoString Technologies, Inc. *	24,100	434,764
NantKwest, Inc. *(b)	27,900	149,544
Natera, Inc. *	40,300	361,088
Nektar Therapeutics *	222,471	2,694,124
NeoGenomics, Inc. *	89,888	724,497
Neos Therapeutics, Inc. *(b)	21,500	125,775
NewLink Genetics Corp. *	33,100	402,827
Novan, Inc. *(b)	7,800	31,668
Novavax, Inc. *(b)	420,621	551,014
Ocular Therapeutix, Inc. *(b)	38,470	252,363
Omeros Corp. *(b)	69,000	668,610
OncoMed Pharmaceuticals, Inc. *	36,500	301,490
Ophthotech Corp. *	47,243	224,877
Organovo Holdings, Inc. *(b)	154,441	569,887
Osiris Therapeutics, Inc. *(b)	30,400	170,848
Security	Number of Shares	Value ($)
Otonomy, Inc. *	38,439	563,131
OvaScience, Inc. *	56,701	89,588
Pacific Biosciences of California, Inc. *	132,900	640,578
Pacira Pharmaceuticals, Inc. *	59,300	2,280,085
Paratek Pharmaceuticals, Inc. *	25,108	379,131
PAREXEL International Corp. *	85,080	6,031,321
PDL BioPharma, Inc.	239,600	527,120
Pfenex, Inc. *	23,397	186,708
PharmAthene, Inc. *	99,400	308,140
Phibro Animal Health Corp., Class A	32,500	867,750
Portola Pharmaceuticals, Inc. *	77,700	2,117,325
PRA Health Sciences, Inc. *	36,900	2,161,971
Prestige Brands Holdings, Inc. *	84,400	4,452,944
Progenics Pharmaceuticals Inc *	102,600	915,192
Protagonist Therapeutics, Inc. *	13,200	238,128
Proteostasis Therapeutics, Inc. *	10,000	147,500
Prothena Corp. plc *	57,053	2,793,315
PTC Therapeutics, Inc. *	53,136	696,082
Puma Biotechnology, Inc. *	44,200	1,432,080
Ra Pharmaceuticals, Inc. *	12,800	204,032
Radius Health, Inc. *	50,314	2,189,665
Reata Pharmaceuticals, Inc., Class A *(b)	9,100	226,590
REGENXBIO, Inc. *	31,000	573,500
Regulus Therapeutics, Inc. *	61,781	74,137
Repligen Corp. *	52,100	1,565,084
Retrophin, Inc. *	55,293	1,084,849
Revance Therapeutics, Inc. *	37,208	744,160
Rigel Pharmaceuticals, Inc. *	153,400	319,072
Sage Therapeutics, Inc. *	48,295	2,317,194
Sangamo Therapeutics, Inc. *	113,700	397,950
Sarepta Therapeutics, Inc. *	78,200	2,428,892
SciClone Pharmaceuticals, Inc. *	78,000	791,700
Selecta Biosciences, Inc. *	7,700	107,800
Seres Therapeutics, Inc. *	27,600	272,964
Sorrento Therapeutics, Inc. *(b)	39,855	215,217
Spark Therapeutics, Inc. *	29,400	1,853,964
Spectrum Pharmaceuticals, Inc. *	109,900	512,134
Stemline Therapeutics, Inc. *	40,200	410,040
Sucampo Pharmaceuticals, Inc., Class A *	40,218	448,431
Supernus Pharmaceuticals, Inc. *	72,800	1,969,240
Syndax Pharmaceuticals, Inc. *	10,100	76,760
Synergy Pharmaceuticals, Inc. *	281,400	1,989,498
Synthetic Biologics, Inc. *	118,100	100,149
T2 Biosystems, Inc. *(b)	21,600	116,640
Teligent, Inc. *	58,900	412,300
TESARO, Inc. *	45,800	7,458,072
Tetraphase Pharmaceuticals, Inc. *	52,053	199,363
TG Therapeutics, Inc. *	59,050	283,440
The Medicines Co. *	108,328	3,905,224
TherapeuticsMD, Inc. *(b)	225,855	1,312,218
Theravance Biopharma, Inc. *	62,700	1,878,492
Titan Pharmaceuticals, Inc. *(b)	30,100	130,935
Tokai Pharmaceuticals, Inc. *(b)	15,000	14,120
Trevena, Inc. *	70,634	493,025
Trovagene, Inc. *(b)	35,347	70,694
Ultragenyx Pharmaceutical, Inc. *	58,341	4,376,158
Vanda Pharmaceuticals, Inc. *	60,600	857,490
Veracyte, Inc. *	23,200	171,216
Versartis, Inc. *	53,335	762,690
Vital Therapies, Inc. *(b)	35,847	177,443
Voyager Therapeutics, Inc. *	18,900	225,288
vTv Therapeutics, Inc., Class A *	7,000	40,180
WaVe Life Sciences Ltd. *	11,500	330,625
XBiotech, Inc. *(b)	27,238	310,513
Xencor, Inc. *	56,028	1,335,147
Zafgen, Inc. *	44,572	187,648

11

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ZIOPHARM Oncology, Inc. *(b)	200,264	1,185,563
Zogenix, Inc. *	40,225	323,811
		209,610,415

Real Estate 7.7%
Acadia Realty Trust	130,257	4,147,383
Agree Realty Corp.	40,100	1,880,690
Alexander & Baldwin, Inc.	72,360	3,221,467
Alexander's, Inc.	3,341	1,412,608
Altisource Portfolio Solutions S.A. *	19,887	566,780
American Assets Trust, Inc.	65,200	2,799,036
Armada Hoffler Properties, Inc.	51,600	711,048
Ashford Hospitality Prime, Inc.	32,087	431,249
Ashford Hospitality Trust, Inc.	128,682	977,983
Bluerock Residential Growth REIT, Inc.	41,408	541,617
CareTrust REIT, Inc.	102,065	1,547,305
CatchMark Timber Trust, Inc., Class A	57,209	588,681
CBL & Associates Properties, Inc.	279,000	3,027,150
Cedar Realty Trust, Inc.	124,200	746,442
Chatham Lodging Trust	61,234	1,233,253
Chesapeake Lodging Trust	93,585	2,395,776
City Office REIT, Inc.	44,500	560,255
Colony Starwood Homes	104,600	3,289,670
Community Healthcare Trust, Inc.	19,900	429,243
Consolidated-Tomoka Land Co.	7,600	418,000
CorEnergy Infrastructure Trust, Inc.	19,500	700,050
CoreSite Realty Corp.	54,500	4,694,085
Cousins Properties, Inc.	537,907	4,572,210
DiamondRock Hospitality Co.	319,217	3,597,576
DuPont Fabros Technology, Inc.	118,424	5,622,772
Easterly Government Properties, Inc.	49,500	975,150
EastGroup Properties, Inc.	50,190	3,551,946
Education Realty Trust, Inc.	116,513	4,684,988
Farmland Partners, Inc. (b)	18,200	206,752
FelCor Lodging Trust, Inc.	208,513	1,605,550
First Industrial Realty Trust, Inc.	182,737	4,723,751
First Potomac Realty Trust	90,700	928,768
Forestar Group, Inc. *	49,700	648,585
Four Corners Property Trust, Inc.	93,300	2,034,873
Franklin Street Properties Corp.	173,965	2,218,054
FRP Holdings, Inc. *	12,700	495,300
Getty Realty Corp.	39,459	1,017,648
Gladstone Commercial Corp.	34,300	673,652
Global Medical REIT, Inc. (b)	28,400	251,340
Global Net Lease, Inc.	329,800	2,555,950
Government Properties Income Trust	113,947	2,194,619
Gramercy Property Trust	220,922	5,819,085
Healthcare Realty Trust, Inc.	179,181	5,413,058
Hersha Hospitality Trust	62,925	1,257,871
HFF, Inc., Class A	58,900	1,748,152
Hudson Pacific Properties, Inc.	178,511	6,321,075
Independence Realty Trust, Inc.	86,258	796,161
InfraREIT, Inc.	61,400	1,011,872
Investors Real Estate Trust	187,002	1,204,293
iStar, Inc. *	109,700	1,230,834
Kennedy-Wilson Holdings, Inc.	133,887	2,737,989
Kite Realty Group Trust	133,039	3,195,597
LaSalle Hotel Properties	168,579	5,086,028
Lexington Realty Trust	376,374	4,034,729
LTC Properties, Inc.	59,251	2,765,244
Mack-Cali Realty Corp.	140,900	3,948,018
Marcus & Millichap, Inc. *	24,979	643,709
MedEquities Realty Trust, Inc.	34,000	370,600
Medical Properties Trust, Inc.	469,753	5,989,351
Monmouth Real Estate Investment Corp.	107,100	1,563,660
Monogram Residential Trust, Inc.	260,924	2,653,597
National Health Investors, Inc.	59,368	4,392,638
National Storage Affiliates Trust	67,421	1,500,117
Security	Number of Shares	Value ($)
New Senior Investment Group, Inc.	119,769	1,198,888
NexPoint Residential Trust, Inc.	30,669	708,761
NorthStar Realty Europe Corp.	82,200	987,222
One Liberty Properties, Inc.	18,700	433,092
Parkway, Inc. *	67,238	1,431,497
Pebblebrook Hotel Trust	114,400	3,421,704
Pennsylvania Real Estate Investment Trust	106,167	1,901,451
Physicians Realty Trust	213,250	3,955,788
Potlatch Corp.	64,603	2,661,644
Preferred Apartment Communities, Inc., Class A	41,297	559,161
PS Business Parks, Inc.	31,238	3,499,906
QTS Realty Trust, Inc., Class A	76,787	3,869,297
RAIT Financial Trust	154,400	534,224
Ramco-Gershenson Properties Trust	120,921	1,966,175
RE/MAX Holdings, Inc., Class A	30,700	1,720,735
Retail Opportunity Investments Corp.	170,447	3,613,476
Rexford Industrial Realty, Inc.	108,116	2,455,314
RLJ Lodging Trust	195,135	4,529,083
Ryman Hospitality Properties, Inc.	69,785	4,269,446
Sabra Health Care REIT, Inc.	102,796	2,611,018
Saul Centers, Inc.	15,800	1,003,142
Select Income REIT	101,628	2,541,716
Seritage Growth Properties, Class A (b)	38,500	1,570,800
Silver Bay Realty Trust Corp.	56,433	950,896
STAG Industrial, Inc.	121,900	2,820,766
Stratus Properties, Inc. *	9,200	281,520
Summit Hotel Properties, Inc.	137,500	2,176,625
Sunstone Hotel Investors, Inc.	348,254	5,126,299
Tejon Ranch Co. *	19,092	451,144
Terreno Realty Corp.	73,200	1,990,308
The GEO Group, Inc.	116,880	4,852,858
The RMR Group, Inc., Class A	11,919	569,728
The St. Joe Co. *	76,600	1,290,710
Tier REIT, Inc.	73,000	1,329,330
Trinity Place Holdings, Inc. *	28,900	233,223
UMH Properties, Inc.	42,900	628,485
Universal Health Realty Income Trust	19,444	1,207,861
Urban Edge Properties	142,487	3,985,361
Urstadt Biddle Properties, Inc., Class A	46,774	1,050,076
Washington Prime Group, Inc.	286,000	2,759,900
Washington Real Estate Investment Trust	116,682	3,669,649
Whitestone REIT	41,700	580,047
Xenia Hotels & Resorts, Inc.	164,462	3,017,878
		232,979,137

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	46,800	421,200
Aaron's, Inc.	104,800	3,242,512
Abercrombie & Fitch Co., Class A	104,363	1,211,654
America's Car-Mart, Inc. *	11,500	482,425
American Eagle Outfitters, Inc.	265,615	4,013,443
Asbury Automotive Group, Inc. *	30,985	2,032,616
Ascena Retail Group, Inc. *	296,263	1,425,025
At Home Group, Inc. *	16,400	249,936
Barnes & Noble Education, Inc. *	60,395	606,970
Barnes & Noble, Inc.	96,110	980,322
Big 5 Sporting Goods Corp.	32,284	497,174
Big Lots, Inc.	72,410	3,620,500
Blue Nile, Inc.	19,000	773,490
Boot Barn Holdings, Inc. *	21,411	232,309
Build-A-Bear Workshop, Inc. *	25,700	308,400
Caleres, Inc.	68,275	2,099,456
Camping World Holdings, Inc., Class A	18,800	591,824
Chico's FAS, Inc.	207,151	2,794,467
Citi Trends, Inc.	24,846	398,778
Conn's, Inc. *	35,300	372,415
Core-Mark Holding Co., Inc.	72,282	2,524,810

12

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Destination XL Group, Inc. *	56,400	200,220
DSW, Inc., Class A	113,100	2,393,196
Duluth Holdings, Inc., Class B *	16,700	377,754
Etsy, Inc. *	161,863	2,041,092
Express, Inc. *	115,898	1,231,996
Five Below, Inc. *	88,200	3,514,770
Francesca's Holdings Corp. *	59,600	1,039,424
Fred's, Inc., Class A (b)	60,300	878,571
FTD Cos., Inc. *	28,097	645,669
Gaia, Inc. *	19,900	173,130
Genesco, Inc. *	31,944	1,923,029
GNC Holdings, Inc., Class A	105,000	931,350
Group 1 Automotive, Inc.	32,300	2,609,517
Guess?, Inc.	94,900	1,211,873
Haverty Furniture Cos., Inc.	30,300	660,540
Hibbett Sports, Inc. *	34,275	1,131,075
HSN, Inc.	51,355	1,810,264
Kirkland's, Inc. *	27,800	385,864
Lands' End, Inc. *(b)	24,200	371,470
Liberty TripAdvisor Holdings, Inc., Class A *	111,811	2,007,007
Lithia Motors, Inc., Class A	38,537	3,973,935
Lumber Liquidators Holdings, Inc. *(b)	39,398	616,973
MarineMax, Inc. *	37,700	808,665
Monro Muffler Brake, Inc.	51,046	3,057,655
Nutrisystem, Inc.	46,448	1,535,106
Office Depot, Inc.	883,300	3,930,685
Ollie's Bargain Outlet Holdings, Inc. *	30,900	943,995
Overstock.com, Inc. *	24,500	406,700
Party City Holdco, Inc. *	43,516	628,806
PetMed Express, Inc. (b)	29,500	625,105
Pier 1 Imports, Inc.	122,700	892,029
Rent-A-Center, Inc.	77,785	696,954
RH *(b)	59,341	1,603,394
Sears Holdings Corp. *(b)	17,600	122,848
Sears Hometown & Outlet Stores, Inc. *	16,800	61,320
Select Comfort Corp. *	71,112	1,435,040
Shoe Carnival, Inc.	19,750	505,007
Shutterfly, Inc. *	54,047	2,774,233
Sonic Automotive, Inc., Class A	43,174	1,010,272
Sportsman's Warehouse Holdings, Inc. *	44,500	331,080
Stage Stores, Inc.	46,827	131,116
Stein Mart, Inc.	44,300	162,138
Tailored Brands, Inc.	78,169	1,661,091
The Buckle, Inc. (b)	43,064	910,804
The Cato Corp., Class A	40,904	1,038,553
The Children's Place, Inc.	29,690	2,879,930
The Container Store Group, Inc. *	25,200	122,724
The Finish Line, Inc., Class A	63,619	1,094,247
Tile Shop Holdings, Inc. *	49,900	953,090
Tilly's, Inc., Class A *	20,600	276,040
Tuesday Morning Corp. *	65,800	282,940
Vitamin Shoppe, Inc. *	39,400	853,010
Wayfair, Inc., Class A *(b)	48,598	2,019,733
West Marine, Inc. *	24,500	227,115
Weyco Group, Inc.	9,100	256,438
Winmark Corp.	3,000	332,250
Zumiez, Inc. *	30,100	603,505
		94,182,063

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc. *	63,837	3,756,169
Advanced Micro Devices, Inc. *	1,194,243	12,384,300
Alpha & Omega Semiconductor Ltd. *	28,000	569,800
Ambarella, Inc. *	50,500	2,505,305
Amkor Technology, Inc. *	167,518	1,576,344
Axcelis Technologies, Inc. *	47,100	715,920
Brooks Automation, Inc.	104,131	1,813,962
Cabot Microelectronics Corp.	38,700	2,612,637
Security	Number of Shares	Value ($)
Cavium, Inc. *	103,650	6,862,666
CEVA, Inc. *	32,336	1,143,078
Cirrus Logic, Inc. *	99,200	5,983,744
Cohu, Inc.	36,800	485,760
Diodes, Inc. *	59,781	1,487,949
DSP Group, Inc. *	31,400	340,690
Entegris, Inc. *	221,900	4,160,625
Exar Corp. *	58,500	599,625
FormFactor, Inc. *	106,491	1,325,813
GigPeak, Inc. *	73,600	189,888
Impinj, Inc. *	9,500	334,495
Inphi Corp. *	63,633	2,915,664
Integrated Device Technology, Inc. *	218,789	5,511,295
Intersil Corp., Class A	211,100	4,734,973
IXYS Corp.	42,600	515,460
Kopin Corp. *	95,000	303,050
Lattice Semiconductor Corp. *	197,000	1,416,430
MACOM Technology Solutions Holdings, Inc. *	49,490	2,353,273
MaxLinear, Inc., Class A *	87,860	2,247,459
Microsemi Corp. *	179,521	9,541,541
MKS Instruments, Inc.	83,789	5,521,695
Monolithic Power Systems, Inc.	61,900	5,400,156
Nanometrics, Inc. *	40,600	1,043,826
NeoPhotonics Corp. *	50,663	554,760
NVE Corp.	8,500	659,515
PDF Solutions, Inc. *	44,800	1,008,448
Photronics, Inc. *	106,637	1,226,325
Power Integrations, Inc.	42,262	3,000,602
Rambus, Inc. *	167,300	2,171,554
Rudolph Technologies, Inc. *	46,700	1,071,765
Semtech Corp. *	100,029	3,295,956
Sigma Designs, Inc. *	48,758	297,424
Silicon Laboratories, Inc. *	67,350	4,391,220
Synaptics, Inc. *	56,400	3,179,832
Tessera Holding Corp.	78,159	3,532,787
Ultra Clean Holdings, Inc. *	55,500	695,415
Ultratech, Inc. *	35,200	912,384
Veeco Instruments, Inc. *	64,839	1,669,604
Xcerra Corp. *	84,400	639,752
		118,660,935

Software & Services 8.0%
2U, Inc. *	56,458	1,921,830
8x8, Inc. *	144,600	2,291,910
A10 Networks, Inc. *	68,819	548,487
ACI Worldwide, Inc. *	182,252	3,535,689
Actua Corp. *	56,400	806,520
Acxiom Corp. *	123,600	3,225,960
Alarm.com Holdings, Inc. *	15,700	425,313
ALJ Regional Holdings, Inc. *	28,500	113,715
Amber Road, Inc. *	23,000	203,550
American Software, Inc., Class A	45,000	472,050
Angie's List, Inc. *	62,800	393,756
Appfolio, Inc., Class A *	6,300	142,695
Apptio, Inc., Class A *	11,400	157,776
Aspen Technology, Inc. *	124,499	6,612,142
Autobytel, Inc. *	13,500	185,625
Bankrate, Inc. *	74,600	813,140
Barracuda Networks, Inc. *	34,500	810,405
Bazaarvoice, Inc. *	142,400	669,280
Benefitfocus, Inc. *	19,790	598,648
Blackbaud, Inc.	76,669	5,030,253
Blackhawk Network Holdings, Inc. *	90,502	3,230,921
Blackline, Inc. *	15,700	426,726
Blucora, Inc. *	63,100	952,810
Bottomline Technologies de, Inc. *	63,700	1,638,364
Box, Inc., Class A *	75,700	1,292,199

13

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brightcove, Inc. *	49,900	359,280
BroadSoft, Inc. *	45,600	1,915,200
CACI International, Inc., Class A *	38,658	4,747,202
Callidus Software, Inc. *	98,000	1,808,100
Carbonite, Inc. *	26,000	448,500
Cardtronics plc, Class A *	71,800	3,918,844
Care.com, Inc. *	23,800	200,872
Cass Information Systems, Inc.	17,640	1,160,183
ChannelAdvisor Corp. *	39,100	541,535
Cimpress N.V. *	40,300	3,400,917
CommVault Systems, Inc. *	60,547	2,972,858
comScore, Inc. *	78,349	2,628,609
Convergys Corp.	143,400	3,559,188
Cornerstone OnDemand, Inc. *	78,300	3,186,027
Coupa Software, Inc. *	13,900	361,261
CSG Systems International, Inc.	51,100	2,473,240
DHI Group, Inc. *	76,400	435,480
Digimarc Corp. *(b)	17,200	454,080
EarthLink Holdings Corp.	161,881	1,037,657
Ebix, Inc.	39,400	2,186,700
Ellie Mae, Inc. *	52,700	4,360,398
Endurance International Group Holdings, Inc. *	93,002	716,115
EnerNOC, Inc. *	42,000	239,400
Envestnet, Inc. *	67,854	2,564,881
EPAM Systems, Inc. *	76,483	4,922,446
Everbridge, Inc. *	13,800	254,886
EVERTEC, Inc.	103,000	1,756,150
Exa Corp. *	21,600	334,800
ExlService Holdings, Inc. *	50,592	2,324,702
Fair Isaac Corp.	48,641	5,997,435
Five9, Inc. *	50,800	785,368
Forrester Research, Inc.	16,017	653,494
Gigamon, Inc. *	50,200	1,664,130
Global Sources Ltd. *	12,000	110,400
Globant S.A. *	39,751	1,317,746
Glu Mobile, Inc. *(b)	170,358	391,823
Gogo, Inc. *(b)	89,100	815,265
GrubHub, Inc. *	131,476	5,462,828
GTT Communications, Inc. *	40,643	1,148,165
Guidance Software, Inc. *	31,700	230,142
Hortonworks, Inc. *	62,800	609,160
HubSpot, Inc. *	44,689	2,292,546
Imperva, Inc. *	44,242	1,847,103
Information Services Group, Inc. *	48,500	160,050
Instructure, Inc. *	16,500	359,700
j2 Global, Inc.	74,328	6,229,430
Jive Software, Inc. *	82,300	312,740
Limelight Networks, Inc. *	90,900	199,071
Lionbridge Technologies, Inc. *	99,900	571,428
Liquidity Services, Inc. *	37,500	365,625
LivePerson, Inc. *	80,400	586,920
LogMeIn, Inc.	81,300	8,788,530
ManTech International Corp., Class A	38,700	1,506,978
Marchex, Inc., Class B *	48,200	130,622
MAXIMUS, Inc.	103,617	5,713,441
MeetMe, Inc. *	64,400	316,848
Mentor Graphics Corp.	170,967	6,310,392
MicroStrategy, Inc., Class A *	15,362	3,092,371
MINDBODY, Inc., Class A *	22,000	535,700
Mitek Systems, Inc. *	46,200	304,920
MobileIron, Inc. *	92,736	403,402
Model N, Inc. *	28,300	249,040
MoneyGram International, Inc. *	42,800	543,560
Monotype Imaging Holdings, Inc.	63,400	1,388,460
NCI, Inc., Class A	10,000	127,000
NeuStar, Inc., Class A *	83,479	2,771,503
New Relic, Inc. *	33,800	1,223,560
NIC, Inc.	104,400	2,516,040
Security	Number of Shares	Value ($)
Numerex Corp., Class A *	21,400	125,832
Park City Group, Inc. *(b)	25,000	316,250
Paycom Software, Inc. *	70,907	3,278,740
Paylocity Holding Corp. *	33,245	1,025,941
Pegasystems, Inc.	59,600	2,312,480
Perficient, Inc. *	53,497	948,502
PFSweb, Inc. *	18,923	142,112
Planet Payment, Inc. *	66,200	279,364
Progress Software Corp.	79,220	2,219,744
Proofpoint, Inc. *	65,000	5,210,400
PROS Holdings, Inc. *	41,600	931,008
Q2 Holdings, Inc. *	39,493	1,253,903
QAD, Inc., Class A	14,100	407,490
Qualys, Inc. *	44,026	1,580,533
QuinStreet, Inc. *	44,900	157,150
Quotient Technology, Inc. *	99,132	1,055,756
Rapid7, Inc. *	31,100	387,817
RealNetworks, Inc. *	52,657	281,715
RealPage, Inc. *	87,900	2,689,740
Reis, Inc.	11,900	238,000
RetailMeNot, Inc. *	65,800	595,490
Rightside Group Ltd. *	17,500	147,700
RingCentral, Inc., Class A *	90,868	2,121,768
Rosetta Stone, Inc. *	31,000	272,800
Sapiens International Corp. N.V.	33,066	441,762
Science Applications International Corp.	67,184	5,470,121
SecureWorks Corp., Class A *	9,300	96,162
ServiceSource International, Inc. *	105,500	559,150
Shutterstock, Inc. *	30,360	1,633,368
Silver Spring Networks, Inc. *	60,200	769,356
SPS Commerce, Inc. *	25,500	1,759,500
Stamps.com, Inc. *	26,800	3,257,540
Sykes Enterprises, Inc. *	60,293	1,683,983
Synchronoss Technologies, Inc. *	63,662	2,452,260
Syntel, Inc.	49,817	1,049,146
Take-Two Interactive Software, Inc. *	132,512	7,109,269
Tangoe, Inc. *	45,200	329,056
TechTarget, Inc. *	31,700	279,277
Telenav, Inc. *	61,700	549,130
TeleTech Holdings, Inc.	27,200	805,120
The Hackett Group, Inc.	32,400	526,500
The Rubicon Project, Inc. *	57,661	488,389
The Trade Desk, Inc., Class A *(b)	8,700	258,042
TiVo Corp. *	182,409	3,447,530
Travelport Worldwide Ltd.	187,862	2,697,698
TrueCar, Inc. *	87,259	1,147,456
Unisys Corp. *	77,550	996,518
Varonis Systems, Inc. *	15,900	475,410
VASCO Data Security International, Inc. *	45,900	697,680
Verint Systems, Inc. *	99,560	3,718,566
VirnetX Holding Corp. *(b)	65,700	170,820
Virtusa Corp. *	44,900	1,144,052
Web.com Group, Inc. *	66,800	1,265,860
WebMD Health Corp. *	59,070	2,947,002
Workiva, Inc. *	34,700	437,220
Xactly Corp. *	35,400	430,110
XO Group, Inc. *	39,800	749,434
Zendesk, Inc. *	131,994	3,158,616
Zix Corp. *	88,900	424,053
		241,207,602

Technology Hardware & Equipment 5.3%
3D Systems Corp. *	174,800	2,882,452
Acacia Communications, Inc. *(b)	8,000	465,360
ADTRAN, Inc.	79,800	1,747,620
Aerohive Networks, Inc. *	31,800	182,214
Agilysys, Inc. *	24,000	233,520
Anixter International, Inc. *	44,824	3,832,452

14

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Applied Optoelectronics, Inc. *	28,600	879,736
Avid Technology, Inc. *	43,642	233,485
AVX Corp.	72,454	1,173,755
Badger Meter, Inc.	43,880	1,691,574
Bel Fuse, Inc., Class B	14,100	448,380
Belden, Inc.	66,108	5,055,279
Benchmark Electronics, Inc. *	75,094	2,297,876
Black Box Corp.	24,092	321,628
CalAmp Corp. *	53,500	803,570
Calix, Inc. *	62,600	450,720
Ciena Corp. *	217,774	5,300,619
Clearfield, Inc. *	16,700	287,240
Coherent, Inc. *	38,789	6,118,189
Comtech Telecommunications Corp.	37,500	402,375
Control4 Corp. *	31,800	342,804
CPI Card Group, Inc. (b)	30,300	137,865
Cray, Inc. *	62,100	1,065,015
CTS Corp.	52,200	1,122,300
Daktronics, Inc.	59,300	602,488
Diebold Nixdorf, Inc.	107,933	2,935,778
Digi International, Inc. *	44,700	583,335
Eastman Kodak Co. *	25,900	347,060
Electro Scientific Industries, Inc. *	42,900	281,853
Electronics For Imaging, Inc. *	77,588	3,486,805
EMCORE Corp.	50,590	455,310
ePlus, Inc. *	10,500	1,176,525
Extreme Networks, Inc. *	166,900	922,957
Fabrinet *	55,600	2,342,428
FARO Technologies, Inc. *	25,200	934,920
Finisar Corp. *	169,900	5,023,943
Harmonic, Inc. *	123,200	652,960
II-VI, Inc. *	94,900	3,463,850
Immersion Corp. *	46,379	477,240
Infinera Corp. *	215,904	1,945,295
Insight Enterprises, Inc. *	58,800	2,183,244
InterDigital, Inc.	55,700	5,202,380
InvenSense, Inc. *	133,100	1,685,046
Itron, Inc. *	52,369	3,231,167
Ixia *	104,264	2,027,935
Kimball Electronics, Inc. *	41,900	716,490
Knowles Corp. *	142,297	2,564,192
KVH Industries, Inc. *	30,800	320,320
Littelfuse, Inc.	34,800	5,488,308
Lumentum Holdings, Inc. *	81,700	3,100,515
Maxwell Technologies, Inc. *	50,000	238,000
Mesa Laboratories, Inc.	4,800	571,872
Methode Electronics, Inc.	56,200	2,363,210
MTS Systems Corp.	26,875	1,561,437
NETGEAR, Inc. *	50,000	2,845,000
NetScout Systems, Inc. *	144,300	4,805,190
Nimble Storage, Inc. *	97,277	833,664
Novanta, Inc. *	50,500	1,128,675
Oclaro, Inc. *	175,000	1,716,750
OSI Systems, Inc. *	27,700	2,068,359
Park Electrochemical Corp.	32,946	603,900
PC Connection, Inc.	17,700	482,856
Plantronics, Inc.	53,630	3,034,385
Plexus Corp. *	53,262	2,892,127
Pure Storage, Inc., Class A *	107,400	1,221,138
Quantenna Communications, Inc. *	10,900	205,029
Radisys Corp. *	56,700	250,047
Rogers Corp. *	27,867	2,227,967
Sanmina Corp. *	116,600	4,541,570
ScanSource, Inc. *	40,305	1,594,063
ShoreTel, Inc. *	105,257	731,536
Silicom Ltd.	8,600	314,846
Sonus Networks, Inc. *	72,111	460,068
Stratasys Ltd. *	77,206	1,522,502
Super Micro Computer, Inc. *	60,326	1,595,623
Security	Number of Shares	Value ($)
SYNNEX Corp.	46,200	5,552,316
Systemax, Inc.	14,500	122,960
Tech Data Corp. *	56,467	4,831,316
TTM Technologies, Inc. *	110,892	1,644,528
Ubiquiti Networks, Inc. *	40,572	2,531,693
Universal Display Corp. *	67,952	4,484,832
USA Technologies, Inc. *	56,300	236,460
ViaSat, Inc. *	81,319	5,278,416
Viavi Solutions, Inc. *	387,700	3,469,915
Vishay Intertechnology, Inc.	212,428	3,526,305
Vishay Precision Group, Inc. *	16,500	274,725
		161,391,652

Telecommunication Services 0.8%
ATN International, Inc.	16,000	1,284,640
Boingo Wireless, Inc. *	51,500	602,550
Cincinnati Bell, Inc. *	68,129	1,563,561
Cogent Communications Holdings, Inc.	65,300	2,729,540
Consolidated Communications Holdings, Inc. (b)	77,374	2,035,710
FairPoint Communications, Inc. *	36,600	677,100
General Communication, Inc., Class A *	46,100	927,532
Globalstar, Inc. *(b)	680,789	1,075,647
Hawaiian Telcom Holdco, Inc. *	9,713	241,174
IDT Corp., Class B	25,400	487,680
Inteliquent, Inc.	54,500	1,248,050
Intelsat S.A. *(b)	40,100	144,761
Iridium Communications, Inc. *	133,700	1,350,370
Lumos Networks Corp. *	27,200	420,784
NII Holdings, Inc. *	81,100	229,107
ORBCOMM, Inc. *	99,300	811,281
pdvWireless, Inc. *(b)	15,305	325,996
Shenandoah Telecommunications Co.	71,200	1,940,200
Spok Holdings, Inc.	30,100	618,555
Straight Path Communications, Inc., Class B *(b)	17,115	599,710
Vonage Holdings Corp. *	313,700	2,224,133
Windstream Holdings, Inc. (b)	149,664	1,209,285
		22,747,366

Transportation 1.6%
Air Transport Services Group, Inc. *	81,500	1,314,595
Allegiant Travel Co.	21,381	3,677,532
ArcBest Corp.	40,572	1,282,075
Atlas Air Worldwide Holdings, Inc. *	37,500	1,978,125
Celadon Group, Inc.	39,100	297,160
Costamare, Inc.	40,200	213,462
Covenant Transport Group, Inc., Class A *	21,294	458,460
Echo Global Logistics, Inc. *	45,275	1,075,281
Forward Air Corp.	46,382	2,235,149
Hawaiian Holdings, Inc. *	83,700	4,264,515
Heartland Express, Inc.	75,400	1,553,240
Hub Group, Inc., Class A *	52,798	2,341,591
Knight Transportation, Inc.	107,100	3,577,140
Marten Transport Ltd.	35,365	808,090
Matson, Inc.	72,431	2,582,890
P.A.M. Transportation Services, Inc. *	4,000	93,240
Park-Ohio Holdings Corp.	13,600	609,960
Radiant Logistics, Inc. *	36,754	134,887
Roadrunner Transportation Systems, Inc. *	57,700	456,984
Saia, Inc. *	41,000	1,970,050
Scorpio Bulkers, Inc. *	89,575	640,461
SkyWest, Inc.	80,412	2,846,585
Swift Transportation Co. *	115,700	2,641,431
Universal Logistics Holdings, Inc.	11,747	169,744
USA Truck, Inc. *	14,200	119,990
Werner Enterprises, Inc.	67,949	1,909,367

15

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
XPO Logistics, Inc. *	154,302	6,903,472
YRC Worldwide, Inc. *	47,400	707,682
		46,863,158

Utilities 3.5%
ALLETE, Inc.	78,199	5,110,305
American States Water Co.	58,600	2,565,508
AquaVenture Holdings Ltd. *(b)	11,800	227,504
Artesian Resources Corp., Class A	10,500	325,815
Atlantic Power Corp. *	168,800	396,680
Atlantica Yield plc	92,484	1,979,158
Avista Corp.	101,530	3,923,119
Black Hills Corp.	81,798	5,116,465
California Water Service Group	75,774	2,614,203
Chesapeake Utilities Corp.	25,400	1,661,160
Connecticut Water Service, Inc.	18,400	994,336
Consolidated Water Co., Ltd.	20,376	209,873
Delta Natural Gas Co., Inc.	12,200	321,104
Dynegy, Inc. *	182,700	1,744,785
El Paso Electric Co.	63,303	2,905,608
Genie Energy Ltd., Class B *	16,911	97,576
Global Water Resources, Inc. (b)	15,000	122,100
IDACORP, Inc.	81,443	6,517,069
MGE Energy, Inc.	56,140	3,573,311
Middlesex Water Co.	26,185	990,055
New Jersey Resources Corp.	136,500	5,146,050
Northwest Natural Gas Co.	42,495	2,502,955
NorthWestern Corp.	77,269	4,412,832
NRG Yield, Inc., Class A	59,933	973,911
NRG Yield, Inc., Class C	98,024	1,661,507
ONE Gas, Inc.	82,500	5,331,150
Ormat Technologies, Inc.	60,973	3,274,250
Otter Tail Corp.	59,153	2,238,941
Pattern Energy Group, Inc.	101,900	2,011,506
PNM Resources, Inc.	125,400	4,313,760
Portland General Electric Co.	144,508	6,301,994
SJW Group.	27,500	1,377,750
South Jersey Industries, Inc.	124,920	4,122,360
Southwest Gas Holdings, Inc.	75,996	6,122,998
Spark Energy, Inc., Class A (b)	7,900	204,215
Spire, Inc.	70,771	4,600,115
TerraForm Global, Inc., Class A *	144,200	634,480
TerraForm Power, Inc., Class A *	136,500	1,620,255
The York Water Co.	19,200	687,360
Unitil Corp.	22,100	1,011,517
Vivint Solar, Inc. *(b)	27,000	82,350
WGL Holdings, Inc.	80,733	6,615,262
		106,643,252
Total Common Stock
(Cost $2,068,482,954)		3,002,909,833

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(a)(e)	174,886	54,215

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)(e)	224,713	249,431
Omthera Pharmaceutical CVR *(a)(e)	8,400	—
Tobira Therapeutics, Inc. *(a)(e)	14,029	192,759
		442,190

Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(e)	84,700	271,040
Total Rights
(Cost $655,634)		767,445

Other Investment Company 2.2% of net assets

Securities Lending Collateral 2.2%
Wells Fargo Government Money Market Fund, Select Class 0.46% (c)	65,996,722	65,996,722
Total Other Investment Company
(Cost $65,996,722)		65,996,722
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
Australia & New Zealand Banking Group Ltd.
0.29%, 02/01/17 (d)	21,000,000	21,000,000
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (d)	30,030,599	30,030,599
Total Short-Term Investments
(Cost $51,030,599)		51,030,599

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $2,197,893,632 and the unrealized appreciation and depreciation were $1,124,373,666 and ($201,562,699), respectively, with a net unrealized appreciation of $922,810,967.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $767,445 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $64,735,502.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/17/17	290	19,712,750	(71,551)

16

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,852,248,356	$—	$—	$2,852,248,356
Materials	150,661,477	—	— *	150,661,477
Rights [1]	—	—	767,445 *	767,445
Other Investment Company[1]	65,996,722	—	—	65,996,722
Short-Term Investments[1]	—	51,030,599	—	51,030,599
Total	$3,068,906,555	$51,030,599	$767,445	$3,120,704,599
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($71,551)	$—	$—	($71,551)
*	Level 3 amount shown includes securities determined to have no value at January 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
17

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,301,732,665	5,420,356,366
0.0%	Rights	67,393	81,714
0.4%	Other Investment Company	23,784,186	23,784,186
0.2%	Short-Term Investment	8,336,848	8,336,848
100.2%	Total Investments	3,333,921,092	5,452,559,114
(0.2%)	Other Assets and Liabilities, Net		(10,864,105)
100.0%	Net Assets		5,441,695,009

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc *	19,862	1,261,038
American Axle & Manufacturing Holdings, Inc. *	13,400	273,360
Autoliv, Inc.	21,000	2,428,860
BorgWarner, Inc.	44,800	1,829,184
Cooper Tire & Rubber Co.	15,600	565,500
Cooper-Standard Holding, Inc. *	5,400	568,512
Dana, Inc.	35,200	708,928
Delphi Automotive plc	59,585	4,174,525
Dorman Products, Inc. *	8,900	614,278
Ford Motor Co.	848,040	10,481,774
General Motors Co.	311,385	11,399,805
Gentex Corp.	59,600	1,245,044
Gentherm, Inc. *	13,007	460,448
Harley-Davidson, Inc.	42,093	2,400,985
Horizon Global Corp. *	3,717	72,742
LCI Industries	5,400	592,650
Lear Corp.	16,400	2,330,276
Modine Manufacturing Co. *	12,100	164,560
Motorcar Parts of America, Inc. *	13,800	361,974
Standard Motor Products, Inc.	7,500	374,025
Stoneridge, Inc. *	13,100	214,971
Strattec Security Corp.	1,500	46,200
Tenneco, Inc. *	10,080	679,896
Tesla Motors, Inc. *(c)	28,319	7,134,406
The Goodyear Tire & Rubber Co.	53,637	1,737,302
Thor Industries, Inc.	10,000	1,035,000
Tower International, Inc.	5,564	145,777
Visteon Corp. *	8,000	716,560
VOXX International Corp. *	9,100	38,220
Winnebago Industries, Inc.	7,400	232,360
		54,289,160

Banks 6.9%
1st Source Corp.	6,080	274,269
Ameris Bancorp	6,348	286,295
Arrow Financial Corp.	5,886	207,776
Associated Banc-Corp.	32,290	816,937
Astoria Financial Corp.	19,300	364,963
Banc of California, Inc. (c)	15,000	237,000
Security	Number of Shares	Value ($)
BancFirst Corp.	2,300	217,005
BancorpSouth, Inc.	16,112	478,526
Bank Mutual Corp.	18,268	174,459
Bank of America Corp.	2,269,101	51,372,447
Bank of Hawaii Corp.	10,000	859,100
Bank of the Ozarks, Inc.	22,800	1,251,036
BankUnited, Inc.	26,896	1,027,427
Banner Corp.	5,571	312,645
BB&T Corp.	183,807	8,490,045
Beneficial Bancorp, Inc.	29,899	533,697
Berkshire Hills Bancorp, Inc.	8,000	283,200
BNC Bancorp	11,012	388,173
BofI Holding, Inc. *	20,000	590,000
BOK Financial Corp.	3,740	307,578
Boston Private Financial Holdings, Inc.	20,729	342,028
Brookline Bancorp, Inc.	33,705	530,854
Bryn Mawr Bank Corp.	3,400	136,170
Camden National Corp.	3,750	155,550
Capital Bank Financial Corp., Class A	10,300	405,820
Capital City Bank Group, Inc.	6,875	142,244
Capitol Federal Financial, Inc.	37,463	578,803
Cardinal Financial Corp.	3,700	116,032
Cathay General Bancorp	16,006	583,259
CenterState Banks, Inc.	17,590	429,020
Central Pacific Financial Corp.	10,269	321,728
Century Bancorp, Inc., Class A	800	48,240
Chemical Financial Corp.	15,770	779,511
CIT Group, Inc.	44,300	1,824,717
Citigroup, Inc.	642,889	35,892,493
Citizens Financial Group, Inc.	116,300	4,206,571
City Holding Co.	4,800	312,432
Columbia Banking System, Inc.	9,951	395,652
Comerica, Inc.	39,159	2,644,407
Commerce Bancshares, Inc.	20,482	1,157,847
Community Bank System, Inc.	15,800	922,088
Community Trust Bancorp, Inc.	10,335	477,994
ConnectOne Bancorp, Inc.	11,100	274,170
Cullen/Frost Bankers, Inc.	15,600	1,394,640
Customers Bancorp, Inc. *	13,200	454,872
CVB Financial Corp.	19,411	437,524
Dime Community Bancshares, Inc.	6,875	147,125
Eagle Bancorp, Inc. *	5,760	352,800
East West Bancorp, Inc.	29,100	1,496,904
Enterprise Financial Services Corp.	7,400	308,210
Essent Group Ltd. *	14,900	515,093
EverBank Financial Corp.	35,300	685,879
F.N.B. Corp.	47,061	703,091
FCB Financial Holdings, Inc., Class A *	14,600	685,470
Federal Agricultural Mortgage Corp., Class C	5,100	283,866
Fifth Third Bancorp	166,314	4,340,795
First BanCorp (Puerto Rico) *	56,579	380,211
First Busey Corp.	16,033	468,965
First Citizens BancShares, Inc., Class A	1,900	696,806
First Commonwealth Financial Corp.	24,904	351,644
First Financial Bancorp	23,039	634,724
First Financial Bankshares, Inc.	18,200	776,230

1

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Financial Corp.	2,600	125,710
First Horizon National Corp.	66,116	1,322,320
First Interstate BancSystem, Inc., Class A	8,900	366,235
First Merchants Corp.	9,041	346,542
First Midwest Bancorp, Inc.	15,825	384,231
First Republic Bank	36,924	3,483,041
First United Corp. *	2,200	31,460
Flagstar Bancorp, Inc. *	8,060	207,706
Flushing Financial Corp.	6,800	184,960
Fulton Financial Corp.	37,785	687,687
Glacier Bancorp, Inc.	16,797	596,797
Great Southern Bancorp, Inc.	3,400	170,170
Great Western Bancorp, Inc.	13,000	555,750
Hancock Holding Co.	17,044	781,467
Hanmi Financial Corp.	14,700	487,305
Heartland Financial USA, Inc.	2,500	117,000
Heritage Financial Corp.	6,135	156,443
Hilltop Holdings, Inc.	14,975	410,015
Home BancShares, Inc.	23,000	619,620
Hope Bancorp, Inc.	26,063	544,977
Huntington Bancshares, Inc.	244,036	3,301,807
IBERIABANK Corp.	12,858	1,056,285
Impac Mortgage Holdings, Inc. *	15,600	215,592
Independent Bank Corp., Massachusetts	5,700	355,395
Independent Bank Corp., Michigan	16,731	351,351
International Bancshares Corp.	13,484	500,256
Investors Bancorp, Inc.	78,997	1,133,607
JPMorgan Chase & Co.	806,563	68,259,427
Kearny Financial Corp.	29,323	447,176
KeyCorp	245,546	4,412,462
Lakeland Financial Corp.	5,550	246,531
LegacyTexas Financial Group, Inc.	8,700	359,484
LendingTree, Inc. *	2,444	273,484
M&T Bank Corp.	35,266	5,733,194
MainSource Financial Group, Inc.	5,535	181,880
MB Financial, Inc.	13,857	617,052
Merchants Bancshares, Inc.	3,650	186,150
Meridian Bancorp, Inc.	10,660	200,941
Meta Financial Group, Inc.	1,939	170,341
MGIC Investment Corp. *	102,800	1,094,820
MutualFirst Financial, Inc.	2,000	62,500
National Bank Holdings Corp., Class A	12,800	416,000
Nationstar Mortgage Holdings, Inc. *	10,200	185,028
NBT Bancorp, Inc.	11,500	468,510
New York Community Bancorp, Inc.	114,285	1,735,989
Northfield Bancorp, Inc.	15,765	284,558
Northrim BanCorp, Inc.	4,281	120,938
Northwest Bancshares, Inc.	19,350	330,304
OceanFirst Financial Corp.	7,150	203,132
Ocwen Financial Corp. *	18,620	98,127
OFG Bancorp	8,163	108,160
Old National Bancorp	29,600	525,400
Oritani Financial Corp.	6,000	104,100
Pacific Premier Bancorp, Inc. *	14,000	550,900
PacWest Bancorp	31,433	1,741,388
Park National Corp.	4,845	536,778
People's United Financial, Inc.	79,087	1,482,881
Peoples Financial Corp. *	3,000	45,750
PHH Corp. *	22,086	322,014
Pinnacle Financial Partners, Inc.	9,466	632,802
Popular, Inc.	25,720	1,142,740
Premier Financial Bancorp, Inc.	2,909	53,293
PrivateBancorp, Inc.	21,000	1,147,860
Prosperity Bancshares, Inc.	17,300	1,256,499
Provident Financial Holdings, Inc.	4,350	80,606
Provident Financial Services, Inc.	14,017	371,030
Radian Group, Inc.	51,000	938,400
Regions Financial Corp.	273,873	3,946,510
Renasant Corp.	8,910	354,618
Security	Number of Shares	Value ($)
Republic Bancorp, Inc., Class A	6,521	225,953
S&T Bancorp, Inc.	12,400	466,488
Sandy Spring Bancorp, Inc.	5,900	241,723
Seacoast Banking Corp. of Florida *	17,436	379,756
ServisFirst Bancshares, Inc.	17,000	680,680
Shore Bancshares, Inc.	1,250	20,113
Signature Bank *	11,500	1,811,480
Simmons First National Corp., Class A	11,900	715,785
South State Corp.	5,584	499,210
Southside Bancshares, Inc.	5,226	178,520
Southwest Bancorp, Inc.	7,800	216,060
State Bank Financial Corp.	6,200	163,928
Sterling Bancorp	28,685	684,137
Stock Yards Bancorp, Inc.	5,505	246,624
Suffolk Bancorp	4,600	190,532
Sun Bancorp, Inc.	3,863	96,575
SunTrust Banks, Inc.	106,857	6,071,615
SVB Financial Group *	11,800	2,032,314
Synovus Financial Corp.	28,042	1,168,791
TCF Financial Corp.	32,100	556,935
Texas Capital Bancshares, Inc. *	10,689	881,842
TFS Financial Corp.	21,200	370,788
The First of Long Island Corp.	9,000	243,900
The PNC Financial Services Group, Inc.	109,242	13,159,291
Timberland Bancorp, Inc.	2,000	41,820
Tompkins Financial Corp.	4,024	364,373
Towne Bank	21,600	695,520
TriCo Bancshares	5,682	209,495
TrustCo Bank Corp.	20,657	173,519
Trustmark Corp.	24,262	815,688
U.S. Bancorp	362,137	19,066,513
UMB Financial Corp.	7,774	599,686
Umpqua Holdings Corp.	51,951	951,223
Union Bankshares Corp.	12,893	473,947
United Bankshares, Inc.	18,200	815,360
United Community Banks, Inc.	11,678	328,502
United Financial Bancorp, Inc.	14,699	265,317
Univest Corp. of Pennsylvania	5,795	163,129
Valley National Bancorp	77,242	935,401
Walker & Dunlop, Inc. *	9,700	304,677
Walter Investment Management Corp. *	41,125	156,275
Washington Federal, Inc.	14,942	490,845
Washington Trust Bancorp, Inc.	3,600	196,200
Webster Financial Corp.	21,963	1,153,497
Wells Fargo & Co.	1,018,513	57,372,837
WesBanco, Inc.	14,156	587,474
Westamerica Bancorp	5,200	295,100
Western Alliance Bancorp *	26,200	1,293,756
Wintrust Financial Corp.	8,900	637,240
WSFS Financial Corp.	6,000	271,800
Yadkin Financial Corp.	9,200	294,400
Zions Bancorp	42,725	1,802,568
		378,247,745

Capital Goods 7.7%
3M Co.	136,157	23,802,967
A.O. Smith Corp.	35,000	1,706,250
AAON, Inc.	10,279	348,972
AAR Corp.	8,400	268,716
Actuant Corp	10,280	268,822
Acuity Brands, Inc.	10,100	2,093,023
Advanced Drainage Systems, Inc.	7,807	188,149
AECOM *	31,725	1,171,604
Aegion Corp. *	17,800	414,028
Aerojet Rocketdyne Holdings, Inc. *	11,600	210,076
Aerovironment, Inc. *	4,200	109,998
AGCO Corp.	15,462	971,014
Air Lease Corp.	17,400	633,012

2

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aircastle Ltd.	14,100	314,430
Alamo Group, Inc.	2,500	189,075
Albany International Corp., Class A	6,718	318,769
Allegion plc	21,033	1,381,237
Allison Transmission Holdings, Inc.	38,555	1,348,654
Altra Industrial Motion Corp.	4,300	160,390
American Railcar Industries, Inc.	4,500	200,430
American Woodmark Corp. *	4,000	284,800
AMETEK, Inc.	50,659	2,588,675
Apogee Enterprises, Inc.	6,600	376,728
Applied Industrial Technologies, Inc.	6,525	394,436
Arconic, Inc.	97,499	2,222,002
Argan, Inc.	2,852	210,335
Armstrong Flooring, Inc. *	4,247	89,314
Armstrong World Industries, Inc. *	8,495	339,375
Astec Industries, Inc.	5,700	398,886
Astronics Corp. *	2,932	96,199
AZZ, Inc.	10,000	595,500
B/E Aerospace, Inc.	22,900	1,407,663
Babcock & Wilcox Enterprises, Inc. *	8,700	144,768
Barnes Group, Inc.	11,200	539,056
Beacon Roofing Supply, Inc. *	16,100	704,697
BMC Stock Holdings, Inc. *	23,915	447,210
Briggs & Stratton Corp.	11,400	246,924
Builders FirstSource, Inc. *	17,100	183,996
BWX Technologies, Inc.	24,900	1,033,101
Carlisle Cos., Inc.	15,000	1,636,650
Caterpillar, Inc.	131,369	12,566,759
Chart Industries, Inc. *	4,400	170,676
Chicago Bridge & Iron Co., N.V.	25,800	856,818
CIRCOR International, Inc.	3,750	233,550
CLARCOR, Inc.	14,800	1,225,588
Colfax Corp. *	26,100	1,017,900
Columbus McKinnon Corp.	4,300	118,207
Comfort Systems USA, Inc.	7,700	260,645
Continental Building Products, Inc. *	8,721	202,763
Crane Co.	13,000	936,520
Cubic Corp.	4,500	213,975
Cummins, Inc.	36,500	5,365,865
Curtiss-Wright Corp.	9,100	892,346
Deere & Co.	63,754	6,824,866
DigitalGlobe, Inc. *	12,322	345,632
DMC Global, Inc.	6,800	108,460
Donaldson Co., Inc.	36,200	1,529,450
Douglas Dynamics, Inc.	4,907	165,857
Dover Corp.	38,161	2,967,018
Ducommun, Inc. *	3,200	94,816
DXP Enterprises, Inc. *	1,700	64,294
Dycom Industries, Inc. *	8,600	693,676
Eaton Corp. plc	99,177	7,019,748
EMCOR Group, Inc.	12,700	885,063
Emerson Electric Co.	144,670	8,486,342
Encore Wire Corp.	4,600	194,350
EnerSys	7,500	584,625
Engility Holdings, Inc. *	4,116	120,722
EnPro Industries, Inc.	4,900	332,759
ESCO Technologies, Inc.	3,900	226,980
Esterline Technologies Corp. *	5,900	505,335
Fastenal Co.	63,432	3,151,302
Federal Signal Corp.	12,800	198,912
Flowserve Corp.	27,700	1,361,732
Fluor Corp.	35,719	1,982,404
Fortive Corp.	65,987	3,649,741
Fortune Brands Home & Security, Inc.	35,900	1,979,167
Franklin Electric Co., Inc.	9,700	391,395
FreightCar America, Inc.	2,500	36,125
FuelCell Energy, Inc. *(c)	43,250	64,875
GATX Corp.	8,900	514,598
Generac Holdings, Inc. *	12,500	503,250
Security	Number of Shares	Value ($)
General Cable Corp.	6,700	136,010
General Dynamics Corp.	63,800	11,552,904
General Electric Co.	1,986,100	58,987,170
Gibraltar Industries, Inc. *	6,300	276,570
Global Brass & Copper Holdings, Inc.	8,800	291,720
Graco, Inc.	10,812	968,647
Granite Construction, Inc.	8,150	457,459
Great Lakes Dredge & Dock Corp. *	11,600	60,320
Griffon Corp.	15,100	384,295
H&E Equipment Services, Inc.	6,800	175,848
Hardinge, Inc.	4,800	50,880
Harsco Corp. *	36,200	483,270
HD Supply Holdings, Inc. *	51,900	2,195,370
HEICO Corp.	5,175	398,216
HEICO Corp., Class A	6,000	397,800
Herc Holdings, Inc. *	5,820	289,079
Hexcel Corp.	21,200	1,088,620
Hillenbrand, Inc.	17,800	650,590
Honeywell International, Inc.	171,080	20,242,186
Hubbell, Inc.	11,300	1,379,504
Huntington Ingalls Industries, Inc.	10,672	2,069,941
Hyster-Yale Materials Handling, Inc.	2,300	141,496
IDEX Corp.	19,025	1,715,294
IES Holdings, Inc. *	5,105	99,548
Illinois Tool Works, Inc.	71,500	9,094,800
Ingersoll-Rand plc	61,300	4,864,155
ITT, Inc.	19,300	788,791
Jacobs Engineering Group, Inc. *	26,500	1,551,575
John Bean Technologies Corp.	4,983	430,282
Johnson Controls International plc	211,321	9,293,898
Joy Global, Inc.	26,550	746,586
Kadant, Inc.	3,001	184,862
Kaman Corp.	5,700	288,021
KBR, Inc.	24,000	408,240
Kennametal, Inc.	14,700	525,378
KLX, Inc. *	15,600	764,244
Kratos Defense & Security Solutions, Inc. *	49,080	404,419
L.B. Foster Co., Class A	1,400	21,000
L3 Technologies, Inc.	16,200	2,570,778
Lawson Products, Inc. *	5,500	142,175
Layne Christensen Co. *	4,500	46,935
Lennox International, Inc.	8,449	1,324,888
Lincoln Electric Holdings, Inc.	13,600	1,133,832
Lindsay Corp.	3,100	233,554
Lockheed Martin Corp.	56,635	14,234,075
Lydall, Inc. *	5,500	335,500
Manitowoc Foodservice, Inc. *	23,200	444,976
Masco Corp.	77,500	2,553,625
Masonite International Corp. *	8,700	579,420
MasTec, Inc. *	15,750	586,687
Mercury Systems, Inc. *	7,800	263,016
Meritor, Inc. *	22,600	326,118
Moog, Inc., Class A *	7,587	499,756
MRC Global, Inc. *	15,600	320,580
MSC Industrial Direct Co., Inc., Class A	12,000	1,225,800
Mueller Industries, Inc.	11,800	475,068
Mueller Water Products, Inc., Class A	55,039	740,825
MYR Group, Inc. *	8,500	326,995
National Presto Industries, Inc.	2,900	308,560
Navistar International Corp. *	11,600	316,332
NCI Building Systems, Inc. *	14,480	231,680
NN, Inc.	16,700	323,145
Nordson Corp.	11,599	1,316,834
Northrop Grumman Corp.	39,759	9,107,992
NOW, Inc. *	18,205	387,038
Omega Flex, Inc.	700	33,201
Orbital ATK, Inc.	14,394	1,251,558
Oshkosh Corp.	14,300	995,709
Owens Corning	26,800	1,480,700

3

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PACCAR, Inc.	79,022	5,318,971
Parker-Hannifin Corp.	29,300	4,310,909
Patrick Industries, Inc. *	3,177	259,720
Pentair plc	42,885	2,514,348
PGT Innovations, Inc. *	10,000	115,000
Powell Industries, Inc.	2,800	107,744
Preformed Line Products Co.	1,000	54,600
Primoris Services Corp.	6,900	171,258
Proto Labs, Inc. *	4,800	252,000
Quanex Building Products Corp.	6,125	120,969
Quanta Services, Inc. *	38,271	1,373,546
Raven Industries, Inc.	5,600	140,280
Raytheon Co.	65,777	9,482,412
RBC Bearings, Inc. *	6,000	555,780
Regal Beloit Corp.	13,600	987,360
Rexnord Corp. *	29,900	660,491
Rockwell Automation, Inc.	28,431	4,207,504
Rockwell Collins, Inc.	27,200	2,468,672
Roper Technologies, Inc.	22,359	4,289,574
Rush Enterprises, Inc., Class A *	8,200	268,550
Sensata Technologies Holding N.V. *	34,800	1,459,860
Simpson Manufacturing Co., Inc.	6,200	269,824
Snap-on, Inc.	12,280	2,229,188
Spirit AeroSystems Holdings, Inc., Class A	31,100	1,867,555
SPX Corp. *	7,110	177,394
SPX FLOW, Inc. *	7,110	248,068
Standex International Corp.	3,000	261,600
Stanley Black & Decker, Inc.	34,913	4,329,212
Sun Hydraulics Corp.	5,600	219,408
TASER International, Inc. *	11,800	294,764
Teledyne Technologies, Inc. *	6,757	830,233
Tennant Co.	4,200	290,850
Terex Corp.	18,400	585,120
Textainer Group Holdings Ltd.	9,500	136,800
Textron, Inc.	56,100	2,657,457
The Boeing Co.	128,136	20,939,985
The Gorman-Rupp Co.	5,141	166,877
The Greenbrier Cos., Inc.	5,800	253,750
The KEYW Holding Corp. *	8,400	84,084
The Manitowoc Co., Inc. *	23,200	158,456
The Middleby Corp. *	11,500	1,543,070
The Timken Co.	19,300	856,920
The Toro Co.	21,200	1,249,316
Thermon Group Holdings, Inc. *	9,500	197,220
Titan International, Inc.	30,625	407,006
Titan Machinery, Inc. *	3,600	49,716
TransDigm Group, Inc.	11,800	2,553,520
Trex Co., Inc. *	5,400	365,742
TriMas Corp. *	9,293	197,941
Trinity Industries, Inc.	38,000	1,046,520
Triton International Ltd.	6,000	146,040
Triumph Group, Inc.	8,100	216,675
Tutor Perini Corp. *	7,100	211,580
United Rentals, Inc. *	18,900	2,391,039
United Technologies Corp.	173,998	19,082,361
Univar, Inc. *	16,100	480,102
Universal Forest Products, Inc.	4,600	467,866
USG Corp. *	28,300	865,697
Valmont Industries, Inc.	6,100	878,400
Vectrus, Inc. *	1,938	43,683
Veritiv Corp. *	1,466	82,169
Vicor Corp. *	9,900	151,470
W.W. Grainger, Inc.	12,100	3,056,097
Wabash National Corp.	11,200	197,680
WABCO Holdings, Inc. *	10,233	1,115,704
Wabtec Corp.	19,456	1,685,668
Watsco, Inc.	6,800	1,038,632
Watts Water Technologies, Inc., Class A	7,800	514,800
Wesco Aircraft Holdings, Inc. *	13,500	204,525
Security	Number of Shares	Value ($)
WESCO International, Inc. *	8,100	572,670
Woodward, Inc.	10,500	731,220
Xylem, Inc.	41,800	2,061,158
		416,843,757

Commercial & Professional Supplies 1.0%
ABM Industries, Inc.	13,900	561,421
Acacia Research Corp. *	15,600	91,260
ACCO Brands Corp. *	42,001	535,513
ARC Document Solutions, Inc. *	7,000	32,970
Brady Corp., Class A	15,400	559,790
Casella Waste Systems, Inc., Class A *	13,300	153,748
CDI Corp. *	5,500	47,300
CEB, Inc.	5,500	420,475
Cintas Corp.	19,650	2,281,562
Clean Harbors, Inc. *	10,900	604,950
CompX International, Inc.	2,000	29,200
Copart, Inc. *	27,218	1,544,349
Covanta Holding Corp.	26,400	425,040
CRA International, Inc.	4,200	139,566
Deluxe Corp.	12,100	881,485
Ennis, Inc.	6,500	109,850
Equifax, Inc.	26,116	3,062,884
Essendant, Inc.	5,800	121,162
Exponent, Inc.	6,600	383,130
FTI Consulting, Inc. *	11,500	484,610
G&K Services, Inc., Class A	4,100	393,846
GP Strategies Corp. *	1,500	38,550
Healthcare Services Group, Inc.	20,256	805,176
Heidrick & Struggles International, Inc.	5,000	111,750
Herman Miller, Inc.	8,700	271,440
HNI Corp.	12,700	640,207
Huron Consulting Group, Inc. *	5,000	226,500
ICF International, Inc. *	6,500	338,000
IHS Markit Ltd. *	78,260	3,087,357
InnerWorkings, Inc. *	7,400	71,114
Insperity, Inc.	6,800	486,200
Interface, Inc.	24,700	449,540
KAR Auction Services, Inc.	29,400	1,339,170
Kelly Services, Inc., Class A	5,700	127,623
Kforce, Inc.	7,105	163,415
Kimball International, Inc., Class B	9,100	152,243
Knoll, Inc.	7,000	182,770
Korn/Ferry International	6,600	191,730
LSC Communications, Inc.	4,579	120,061
ManpowerGroup, Inc.	14,537	1,387,702
Mastech Digital, Inc. *	675	4,536
Matthews International Corp., Class A	5,300	357,485
McGrath RentCorp	4,600	176,088
Mistras Group, Inc. *	4,000	92,320
Mobile Mini, Inc.	14,700	478,485
MSA Safety, Inc.	8,700	620,745
Multi-Color Corp.	4,625	357,050
Navigant Consulting, Inc. *	14,000	345,800
Nielsen Holdings plc	75,100	3,072,341
NL Industries, Inc. *	7,800	46,800
On Assignment, Inc. *	12,700	575,056
Pitney Bowes, Inc.	35,500	565,160
Quad Graphics, Inc.	9,800	256,662
Republic Services, Inc.	47,845	2,745,346
Resources Connection, Inc.	11,300	188,710
Robert Half International, Inc.	26,900	1,265,914
Rollins, Inc.	21,927	773,146
RPX Corp. *	10,300	111,858
RR Donnelley & Sons Co.	12,212	209,436
Steelcase, Inc., Class A	11,500	193,200
Stericycle, Inc. *	19,900	1,535,086
Team, Inc. *	4,548	152,813

4

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tetra Tech, Inc.	13,131	573,825
The Advisory Board Co. *	13,800	627,900
The Brink's Co.	7,100	315,950
The Dun & Bradstreet Corp.	7,840	961,341
TransUnion *	16,900	532,857
TRC Cos., Inc. *	3,350	31,155
TriNet Group, Inc. *	11,600	294,988
TrueBlue, Inc. *	10,100	249,975
UniFirst Corp.	3,700	473,230
US Ecology, Inc.	3,500	179,375
Verisk Analytics, Inc. *	36,600	3,024,624
Viad Corp.	3,625	158,956
Virco Manufacturing Corp. *	1,170	5,148
WageWorks, Inc. *	11,900	858,585
Waste Management, Inc.	90,110	6,262,645
West Corp.	11,812	286,677
		52,015,927

Consumer Durables & Apparel 1.4%
American Outdoor Brands Corp. *(c)	12,400	264,120
Arctic Cat, Inc. *	2,400	45,120
AV Homes, Inc. *	6,500	114,725
Beazer Homes USA, Inc. *	10,835	154,507
Brunswick Corp.	18,400	1,101,424
CalAtlantic Group, Inc.	12,527	436,817
Callaway Golf Co.	31,065	351,966
Carter's, Inc.	9,400	787,250
Cavco Industries, Inc. *	1,610	158,183
Coach, Inc.	66,208	2,472,869
Columbia Sportswear Co.	6,900	375,153
Crocs, Inc. *	15,000	109,500
CSS Industries, Inc.	4,800	118,176
D.R. Horton, Inc.	74,190	2,219,023
Deckers Outdoor Corp. *	7,500	432,000
Ethan Allen Interiors, Inc.	10,200	296,820
Flexsteel Industries, Inc.	1,900	96,634
Foamex International, Inc. *(b)(f)	2,278	—
Fossil Group, Inc. *	7,662	195,917
G-III Apparel Group Ltd. *	11,300	296,738
Garmin Ltd.	22,300	1,076,867
GoPro, Inc., Class A *(c)	49,800	535,350
Hanesbrands, Inc.	89,688	2,126,502
Harman International Industries, Inc.	17,000	1,889,720
Hasbro, Inc.	25,100	2,071,001
Helen of Troy Ltd. *	5,000	466,500
Hovnanian Enterprises, Inc., Class A *	50,500	119,685
Iconix Brand Group, Inc. *	9,600	98,784
Installed Building Products, Inc. *	4,326	176,933
iRobot Corp. *	7,300	442,088
JAKKS Pacific, Inc. *	7,500	38,250
Kate Spade & Co. *	27,500	509,025
KB Home	19,700	322,686
La-Z-Boy, Inc.	7,500	214,500
Leggett & Platt, Inc.	33,800	1,612,936
Lennar Corp., Class A	49,752	2,221,427
Libbey, Inc.	7,232	123,740
lululemon Athletica, Inc. *	23,957	1,617,337
M.D.C. Holdings, Inc.	9,453	255,609
M/I Homes, Inc. *	3,000	75,420
Marine Products Corp.	405	4,621
Mattel, Inc.	76,700	2,010,307
Meritage Homes Corp. *	15,000	551,250
Michael Kors Holdings Ltd. *	38,700	1,656,747
Mohawk Industries, Inc. *	14,919	3,220,117
Movado Group, Inc.	5,800	157,470
NACCO Industries, Inc., Class A	1,900	140,125
Nautilus, Inc. *	9,825	170,464
Newell Brands, Inc.	108,101	5,116,420
Security	Number of Shares	Value ($)
NIKE, Inc., Class B	301,390	15,943,531
Nova Lifestyle, Inc. *	57,200	98,956
NVR, Inc. *	700	1,300,600
Oxford Industries, Inc.	2,500	137,550
Perry Ellis International, Inc. *	5,500	129,745
Polaris Industries, Inc. (c)	16,081	1,351,930
PulteGroup, Inc.	68,976	1,483,674
PVH Corp.	16,411	1,539,516
Ralph Lauren Corp.	12,400	1,096,532
Sequential Brands Group, Inc. *(c)	18,160	84,081
Skechers U.S.A., Inc., Class A *	25,800	648,096
Skyline Corp. *	2,600	27,222
Steven Madden Ltd. *	14,112	496,742
Sturm, Ruger & Co., Inc. (c)	2,700	142,425
Superior Uniform Group, Inc.	3,200	54,464
Taylor Morrison Home Corp., Class A *	9,876	191,594
Tempur Sealy International, Inc. *(c)	13,900	597,700
Toll Brothers, Inc. *	31,200	978,432
TopBuild Corp. *	7,688	285,302
TRI Pointe Group, Inc. *	25,000	306,750
Tupperware Brands Corp.	9,700	585,492
Under Armour, Inc., Class A *(c)	37,400	803,726
Under Armour, Inc., Class C *	37,665	723,921
Universal Electronics, Inc. *	5,200	309,400
Vera Bradley, Inc. *	11,000	126,060
VF Corp.	71,900	3,701,412
Vista Outdoor, Inc. *	17,574	506,307
Vuzix Corp. *(c)	7,800	47,970
Whirlpool Corp.	17,614	3,080,512
Wolverine World Wide, Inc.	27,500	645,975
		76,474,440

Consumer Services 2.1%
American Public Education, Inc. *	5,600	136,080
Apollo Education Group, Inc. *	16,450	164,335
Aramark	54,200	1,834,128
Ascent Capital Group, Inc., Class A *	3,116	48,267
Belmond Ltd., Class A *	12,600	174,510
Biglari Holdings, Inc. *	279	123,653
BJ's Restaurants, Inc. *	7,300	259,515
Bloomin' Brands, Inc.	20,900	357,599
Bob Evans Farms, Inc.	4,200	237,006
Boyd Gaming Corp. *	21,300	432,816
Bridgepoint Education, Inc. *	13,700	145,768
Bright Horizons Family Solutions, Inc. *	13,712	971,632
Brinker International, Inc.	12,650	562,925
Buffalo Wild Wings, Inc. *	4,800	724,800
Caesars Entertainment Corp. *(c)	41,600	372,320
Career Education Corp. *	25,114	245,364
Carnival Corp.	95,439	5,285,412
Chipotle Mexican Grill, Inc. *	6,879	2,899,086
Choice Hotels International, Inc.	12,200	677,100
Churchill Downs, Inc.	2,900	415,715
Chuy's Holdings, Inc. *	6,760	198,744
ClubCorp Holdings, Inc.	38,442	634,293
Cracker Barrel Old Country Store, Inc. (c)	5,146	813,377
Darden Restaurants, Inc.	28,900	2,117,792
Dave & Buster's Entertainment, Inc. *	12,600	686,196
Denny's Corp. *	21,100	256,787
DeVry Education Group, Inc.	9,400	314,900
DineEquity, Inc.	3,000	205,740
Domino's Pizza, Inc.	12,200	2,129,388
Dover Motorsports, Inc.	1,400	3,150
Drive Shack, Inc.	20,583	85,214
Dunkin' Brands Group, Inc.	21,600	1,120,392
Eldorado Resorts, Inc. *	5,800	89,900
Extended Stay America, Inc.	13,200	213,972
Fiesta Restaurant Group, Inc. *	4,300	113,090

5

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Golden Entertainment, Inc.	3,400	37,468
Graham Holdings Co., Class B	900	467,595
Grand Canyon Education, Inc. *	14,900	878,802
H&R Block, Inc.	54,700	1,173,862
Hilton Grand Vacations, Inc. *	12,024	352,664
Hilton Worldwide Holdings, Inc.	40,082	2,307,922
Houghton Mifflin Harcourt Co. *	19,600	221,480
Hyatt Hotels Corp., Class A *	9,600	525,216
ILG, Inc.	25,089	475,436
International Speedway Corp., Class A	6,445	236,209
Isle of Capri Casinos, Inc. *	11,800	280,958
J Alexander's Holdings, Inc. *	2,846	28,460
Jack in the Box, Inc.	7,000	755,440
K12, Inc. *	12,100	241,153
La Quinta Holdings, Inc. *	15,800	223,254
Las Vegas Sands Corp.	80,700	4,243,206
LifeLock, Inc. *	11,000	263,560
Luby's, Inc. *	6,900	25,323
Marriott International, Inc., Class A	69,392	5,870,563
Marriott Vacations Worldwide Corp.	4,080	352,838
McDonald's Corp.	188,040	23,048,063
MGM Resorts International *	106,500	3,067,200
Monarch Casino & Resort, Inc. *	8,000	190,080
Norwegian Cruise Line Holdings Ltd. *	38,400	1,804,800
Panera Bread Co., Class A *	5,600	1,170,736
Papa John's International, Inc.	6,800	579,496
Penn National Gaming, Inc. *	17,000	234,260
Pinnacle Entertainment, Inc. *	9,800	150,920
Popeyes Louisiana Kitchen, Inc. *	6,600	417,054
Red Robin Gourmet Burgers, Inc. *	2,300	109,365
Regis Corp. *	17,300	240,816
Royal Caribbean Cruises Ltd.	38,400	3,595,392
Ruby Tuesday, Inc. *	33,713	66,077
Scientific Games Corp., Class A *	10,900	185,300
SeaWorld Entertainment, Inc.	28,211	510,901
Service Corp. International	44,900	1,307,937
ServiceMaster Global Holdings, Inc. *	30,000	1,109,400
Six Flags Entertainment Corp.	20,000	1,191,600
Sonic Corp.	12,868	320,413
Sotheby's *	11,338	450,232
Speedway Motorsports, Inc.	6,700	143,983
Starbucks Corp.	325,594	17,979,301
Strayer Education, Inc. *	4,300	348,300
Texas Roadhouse, Inc.	16,100	750,904
The Cheesecake Factory, Inc.	7,087	427,063
The Wendy's Co.	50,775	686,986
Vail Resorts, Inc.	9,100	1,561,014
Weight Watchers International, Inc. *(c)	6,500	80,925
Wyndham Worldwide Corp.	23,044	1,821,859
Wynn Resorts Ltd.	15,600	1,582,308
Yum! Brands, Inc.	79,700	5,222,741
		114,367,801

Diversified Financials 5.1%
Affiliated Managers Group, Inc. *	11,217	1,709,022
AG Mortgage Investment Trust, Inc.	12,000	210,240
AGNC Investment Corp.	88,000	1,642,960
Ally Financial, Inc.	103,500	2,185,920
Altisource Residential Corp.	10,789	130,978
American Express Co.	171,903	13,129,951
Ameriprise Financial, Inc.	35,830	4,022,634
Annaly Capital Management, Inc.	247,253	2,526,926
Anworth Mortgage Asset Corp.	24,200	124,146
Apollo Commercial Real Estate Finance, Inc.	16,786	292,244
Arlington Asset Investment Corp., Class A	6,941	103,907
ARMOUR Residential REIT, Inc.	7,625	160,278
Security	Number of Shares	Value ($)
Artisan Partners Asset Management, Inc., Class A	5,500	159,225
Associated Capital Group, Inc., Class A	3,400	119,680
Asta Funding, Inc. *	6,000	61,200
Atlanticus Holdings Corp. *	4,629	13,146
Bats Global Markets, Inc.	6,551	232,233
Berkshire Hathaway, Inc., Class B *	428,102	70,268,662
BGC Partners, Inc., Class A	61,300	678,591
BlackRock, Inc.	26,532	9,922,437
Blackstone Mortgage Trust, Inc., Class A	18,102	551,930
Calamos Asset Management, Inc., Class A	5,000	42,100
Capital One Financial Corp.	109,257	9,547,969
Capstead Mortgage Corp.	21,740	231,966
CBOE Holdings, Inc.	20,800	1,656,096
Chimera Investment Corp.	33,940	598,362
CIM Commercial Trust Corp.	9,700	149,865
CME Group, Inc.	77,050	9,329,214
Cohen & Steers, Inc.	5,400	188,406
Cowen Group, Inc., Class A *	2,972	44,580
Credit Acceptance Corp. *(c)	3,400	697,952
CYS Investments, Inc.	25,500	193,035
Discover Financial Services	88,507	6,131,765
Donnelley Financial Solutions, Inc. *	4,579	110,262
Dynex Capital, Inc.	21,998	146,947
E*TRADE Financial Corp. *	59,698	2,235,690
Eaton Vance Corp.	22,700	951,811
Encore Capital Group, Inc. *	5,600	173,320
Enova International, Inc. *	6,313	89,013
Evercore Partners, Inc., Class A	12,300	952,635
EZCORP, Inc., Class A *	20,600	203,940
FactSet Research Systems, Inc.	9,650	1,669,932
Federated Investors, Inc., Class B	14,650	381,047
Financial Engines, Inc.	21,200	817,260
FirstCash, Inc.	13,896	593,359
FNFV Group *	16,478	214,214
Franklin Resources, Inc.	74,800	2,972,552
GAMCO Investors, Inc., Class A	3,400	99,280
Green Dot Corp., Class A *	20,749	556,073
Greenhill & Co., Inc.	4,500	132,975
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	237,640
Interactive Brokers Group, Inc., Class A	13,600	507,824
Intercontinental Exchange, Inc.	130,730	7,629,403
INTL. FCStone, Inc. *	4,437	163,637
Invesco Ltd.	88,200	2,550,744
Invesco Mortgage Capital, Inc.	22,300	324,911
Investment Technology Group, Inc.	8,050	161,966
Janus Capital Group, Inc.	26,200	327,500
KCG Holdings, Inc., Class A *	15,533	216,996
Lazard Ltd., Class A	28,600	1,214,928
Legg Mason, Inc.	17,550	556,160
LendingClub Corp. *	93,500	576,895
Leucadia National Corp.	72,450	1,727,932
LPL Financial Holdings, Inc.	22,300	876,390
MarketAxess Holdings, Inc.	8,900	1,666,525
MFA Financial, Inc.	93,700	739,293
Moody's Corp.	37,800	3,918,726
Morgan Stanley	326,725	13,882,545
Morningstar, Inc.	5,500	418,825
MSCI, Inc.	20,000	1,655,000
MTGE Investment Corp.	14,600	232,140
Nasdaq, Inc.	26,100	1,841,094
Navient Corp.	72,000	1,082,880
Nelnet, Inc., Class A	6,400	313,792
New Residential Investment Corp.	71,750	1,087,013
New York Mortgage Trust, Inc.	18,600	119,226
NewStar Financial, Inc. *	13,500	119,880
Northern Trust Corp.	50,100	4,156,296
OneMain Holdings, Inc. *	10,500	234,990

6

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PennyMac Mortgage Investment Trust	14,400	244,080
PICO Holdings, Inc. *	3,700	52,725
Piper Jaffray Cos. *	3,950	278,475
PRA Group, Inc. *	9,800	390,040
Raymond James Financial, Inc.	30,750	2,304,097
Redwood Trust, Inc.	19,700	305,350
Resource Capital Corp.	37,950	311,949
S&P Global, Inc.	56,461	6,785,483
Santander Consumer USA Holdings, Inc. *	43,700	577,714
SEI Investments Co.	31,100	1,508,661
SLM Corp. *	93,396	1,109,544
Starwood Property Trust, Inc.	50,873	1,132,433
State Street Corp.	83,260	6,344,412
Stifel Financial Corp. *	11,785	593,139
Synchrony Financial	169,113	6,057,628
T. Rowe Price Group, Inc.	53,900	3,635,016
TD Ameritrade Holding Corp.	56,600	2,612,090
The Bank of New York Mellon Corp.	233,918	10,463,152
The Charles Schwab Corp. (a)	269,570	11,117,067
The Goldman Sachs Group, Inc.	82,055	18,816,853
Two Harbors Investment Corp.	107,000	938,390
Virtus Investment Partners, Inc.	3,475	378,775
Voya Financial, Inc.	45,389	1,825,546
Waddell & Reed Financial, Inc., Class A	14,750	266,238
Western Asset Mortgage Capital Corp.	4,607	46,485
Westwood Holdings Group, Inc.	1,785	99,817
WisdomTree Investments, Inc.	20,500	211,150
World Acceptance Corp. *	3,000	147,210
		276,452,600

Energy 6.7%
Abraxas Petroleum Corp. *	36,200	89,414
Adams Resources & Energy, Inc.	2,300	89,125
Alon USA Energy, Inc.	8,700	97,962
Anadarko Petroleum Corp.	122,968	8,549,965
Antero Resources Corp. *	32,800	800,648
Apache Corp.	84,372	5,047,133
Arch Coal, Inc., Class A *	5,800	417,542
Archrock, Inc.	10,720	156,512
Atwood Oceanics, Inc. *	9,500	115,520
Baker Hughes, Inc.	97,965	6,179,632
Bill Barrett Corp. *	38,500	252,175
Bonanza Creek Energy, Inc. *	237,300	555,282
Bristow Group, Inc.	19,700	347,902
Cabot Oil & Gas Corp.	100,400	2,156,592
California Resources Corp. *	23,232	497,629
Callon Petroleum Co. *	61,700	942,776
Carrizo Oil & Gas, Inc. *	13,100	463,216
Centennial Resource Development, Inc., Class A *	13,700	250,299
Cheniere Energy, Inc. *	56,300	2,682,695
Chesapeake Energy Corp. *	172,130	1,110,239
Chevron Corp.	426,823	47,526,741
Cimarex Energy Co.	20,162	2,726,104
Clayton Williams Energy, Inc. *	2,500	363,625
Clean Energy Fuels Corp. *	17,300	44,807
Cloud Peak Energy, Inc. *	8,700	49,503
Comstock Resources, Inc. *(c)	10,160	126,492
Concho Resources, Inc. *	33,231	4,633,731
ConocoPhillips	277,231	13,517,784
CONSOL Energy, Inc.	44,600	755,524
Continental Resources, Inc. *	17,000	825,520
Core Laboratories N.V.	9,800	1,144,934
CVR Energy, Inc.	5,100	113,271
Delek US Holdings, Inc.	10,700	239,680
Denbury Resources, Inc. *	103,025	345,134
Devon Energy Corp.	113,260	5,157,860
Diamond Offshore Drilling, Inc. *	11,400	186,732
Security	Number of Shares	Value ($)
Diamondback Energy, Inc. *	19,721	2,074,058
Dril-Quip, Inc. *	12,700	789,940
Energen Corp. *	22,600	1,217,914
Ensco plc, Class A	81,500	889,980
EOG Resources, Inc.	129,148	13,118,854
EP Energy Corp., Class A *(c)	19,147	100,330
EQT Corp.	37,900	2,297,877
Era Group, Inc. *	2,850	44,631
Exterran Corp. *	5,360	166,267
Exxon Mobil Corp.	931,399	78,135,062
Fairmount Santrol Holdings, Inc. *	35,100	439,452
Forum Energy Technologies, Inc. *	11,200	243,040
Frank's International N.V. (c)	14,000	165,760
Geospace Technologies Corp. *	1,800	42,012
Green Plains, Inc.	9,300	209,250
Gulf Island Fabrication, Inc.	4,100	56,990
Gulfport Energy Corp. *	39,003	815,163
Halliburton Co.	198,544	11,231,634
Helix Energy Solutions Group, Inc. *	39,464	334,655
Helmerich & Payne, Inc.	23,717	1,687,702
Hess Corp.	59,400	3,218,292
HollyFrontier Corp.	38,654	1,119,806
Kinder Morgan, Inc.	421,178	9,409,117
Kosmos Energy Ltd. *	75,600	494,424
Laredo Petroleum, Inc. *	40,100	543,355
Marathon Oil Corp.	180,614	3,025,284
Marathon Petroleum Corp.	117,708	5,655,869
Matador Resources Co. *	12,100	318,593
Matrix Service Co. *	8,000	179,200
McDermott International, Inc. *	39,100	316,710
Murphy Oil Corp.	38,000	1,098,580
Nabors Industries Ltd.	70,734	1,149,427
National Oilwell Varco, Inc.	80,822	3,055,880
Natural Gas Services Group, Inc. *	7,500	215,250
Newfield Exploration Co. *	45,100	1,807,608
Newpark Resources, Inc. *	11,500	86,825
Noble Corp. plc	54,955	370,946
Noble Energy, Inc.	94,279	3,748,533
Oasis Petroleum, Inc. *	51,700	731,038
Occidental Petroleum Corp.	173,253	11,741,356
Oceaneering International, Inc.	23,100	643,335
Oil States International, Inc. *	8,600	339,700
ONEOK, Inc.	45,929	2,531,147
Pacific Ethanol, Inc. *	10,200	72,420
Panhandle Oil & Gas, Inc., Class A	6,200	136,400
Parker Drilling Co. *	60,300	153,765
Parsley Energy, Inc., Class A *	37,700	1,327,794
Patterson-UTI Energy, Inc.	28,500	799,140
PBF Energy, Inc., Class A	21,913	508,162
PDC Energy, Inc. *	13,100	968,614
PHI, Inc. — Non Voting Shares *	4,000	63,400
Phillips 66	100,365	8,191,791
Pioneer Energy Services Corp. *	13,100	82,530
Pioneer Natural Resources Co.	39,033	7,034,918
QEP Resources, Inc. *	49,600	865,024
Range Resources Corp.	46,305	1,497,504
Resolute Energy Corp. *	9,680	445,183
REX American Resources Corp. *	4,875	404,771
Rice Energy, Inc. *	43,736	867,285
RigNet, Inc. *	4,141	81,785
Ring Energy, Inc. *	22,800	300,960
Rowan Cos. plc, Class A *	20,500	367,360
RPC, Inc. (c)	16,118	346,859
RSP Permian, Inc. *	26,400	1,123,584
Sanchez Energy Corp. *	8,700	115,362
Schlumberger Ltd.	312,603	26,167,997
SEACOR Holdings, Inc. *	4,850	356,815
SemGroup Corp., Class A	7,000	277,900
SM Energy Co.	22,500	686,475

7

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Southwestern Energy Co. *	114,975	1,035,925
Spectra Energy Corp.	153,478	6,392,359
Superior Energy Services, Inc. *	26,099	461,169
Synergy Resources Corp. *	63,800	549,318
Targa Resources Corp.	40,000	2,304,800
TechnipFMC plc *	101,764	3,421,306
Tesco Corp. *	7,000	60,200
Tesoro Corp.	28,900	2,336,565
TETRA Technologies, Inc. *	12,100	60,016
The Williams Cos., Inc.	183,083	5,280,114
Transocean Ltd. *	85,400	1,193,038
Unit Corp. *	19,300	501,800
Uranium Energy Corp. *(c)	226,400	364,504
US Silica Holdings, Inc.	15,500	916,670
Valero Energy Corp.	101,280	6,660,173
Weatherford International plc *	195,549	1,018,810
Western Refining, Inc.	19,153	670,547
Westmoreland Coal Co. *	9,600	174,240
Whiting Petroleum Corp. *	62,070	688,356
World Fuel Services Corp.	17,400	773,952
WPX Energy, Inc. *	83,753	1,166,679
		363,694,885

Food & Staples Retailing 1.7%
Casey's General Stores, Inc.	8,544	981,706
Costco Wholesale Corp.	98,385	16,130,221
CVS Health Corp.	239,537	18,877,911
Ingles Markets, Inc., Class A	4,200	190,050
Performance Food Group Co. *	10,000	221,500
PriceSmart, Inc.	7,100	601,370
Rite Aid Corp. *	261,480	1,469,518
SpartanNash, Co.	12,540	474,764
Sprouts Farmers Market, Inc. *	35,374	660,432
SUPERVALU, Inc. *	39,532	154,965
Sysco Corp.	113,036	5,929,868
The Andersons, Inc.	3,600	135,900
The Kroger Co.	211,932	7,197,211
U.S. Foods Holding Corp. *	20,100	546,720
United Natural Foods, Inc. *	8,800	402,160
Wal-Mart Stores, Inc.	337,189	22,503,994
Walgreens Boots Alliance, Inc.	189,822	15,554,015
Weis Markets, Inc.	6,900	410,136
Whole Foods Market, Inc.	70,777	2,138,881
		94,581,322

Food, Beverage & Tobacco 4.7%
Alico, Inc.	2,000	53,900
Alliance One International, Inc. *	2,460	40,959
Altria Group, Inc.	441,723	31,441,843
Archer-Daniels-Midland Co.	126,958	5,619,161
B&G Foods, Inc.	15,000	665,250
Blue Buffalo Pet Products, Inc. *	24,900	603,825
Brown-Forman Corp., Class A	10,000	467,800
Brown-Forman Corp., Class B	44,232	2,016,979
Bunge Ltd.	32,100	2,221,641
Cal-Maine Foods, Inc.	5,200	216,840
Calavo Growers, Inc.	4,846	267,984
Campbell Soup Co.	40,100	2,495,423
Coca-Cola Bottling Co. Consolidated	1,248	210,712
ConAgra Brands, Inc.	88,393	3,455,282
Constellation Brands, Inc., Class A	38,969	5,835,998
Darling Ingredients, Inc. *	56,100	673,200
Dean Foods Co.	26,756	531,374
Dr Pepper Snapple Group, Inc.	39,400	3,593,280
Farmer Brothers Co. *	4,500	156,600
Flowers Foods, Inc.	44,605	897,007
Fresh Del Monte Produce, Inc.	7,900	452,275
Security	Number of Shares	Value ($)
General Mills, Inc.	128,638	8,037,302
Hormel Foods Corp.	54,800	1,989,240
Ingredion, Inc.	18,200	2,333,058
J&J Snack Foods Corp.	3,259	415,751
John B. Sanfilippo & Son, Inc.	5,000	328,950
Kellogg Co.	53,400	3,882,714
Lamb Weston Holdings, Inc.	38,264	1,429,543
Lancaster Colony Corp.	5,200	681,460
Landec Corp. *	9,100	114,660
Limoneira Co.	2,900	49,300
McCormick & Co., Inc. — Non Voting Shares	28,200	2,694,510
Mead Johnson Nutrition Co.	43,200	3,043,872
Molson Coors Brewing Co., Class B	39,400	3,802,888
Mondelez International, Inc., Class A	340,624	15,082,831
Monster Beverage Corp. *	95,367	4,062,634
National Beverage Corp.	6,400	321,216
PepsiCo, Inc.	322,758	33,495,825
Philip Morris International, Inc.	349,009	33,550,235
Pilgrim's Pride Corp.	12,466	238,599
Pinnacle Foods, Inc.	30,300	1,611,657
Post Holdings, Inc. *	15,350	1,284,488
Primo Water Corp. *	1,000	12,920
Reynolds American, Inc.	186,106	11,190,554
Rocky Mountain Chocolate Factory, Inc.	3,427	37,560
Sanderson Farms, Inc. (c)	2,850	259,350
Seaboard Corp. *	100	385,000
Snyder's-Lance, Inc.	23,930	918,434
The Boston Beer Co., Inc., Class A *	2,100	322,770
The Coca-Cola Co.	875,414	36,390,960
The Hain Celestial Group, Inc. *	19,412	767,939
The Hershey Co.	31,300	3,301,211
The JM Smucker Co.	25,391	3,449,367
The Kraft Heinz Co.	132,804	11,858,069
The WhiteWave Foods Co. *	40,325	2,220,295
Tootsie Roll Industries, Inc. (c)	8,052	301,547
TreeHouse Foods, Inc. *	12,522	950,169
Tyson Foods, Inc., Class A	69,284	4,350,342
Universal Corp.	4,800	326,400
Vector Group Ltd.	29,262	645,520
		258,056,473

Health Care Equipment & Services 5.2%
Abaxis, Inc.	5,600	285,348
Abbott Laboratories	391,712	16,361,810
ABIOMED, Inc. *	10,200	1,084,974
Acadia Healthcare Co., Inc. *	19,600	752,052
Accuray, Inc. *	21,200	121,900
Aceto Corp.	7,900	150,811
Aetna, Inc.	78,285	9,285,384
Air Methods Corp. *	8,700	310,590
Alere, Inc. *	18,541	686,017
Align Technology, Inc. *	16,400	1,503,716
Allscripts Healthcare Solutions, Inc. *	31,560	369,568
Amedisys, Inc. *	10,834	496,414
AmerisourceBergen Corp.	39,596	3,455,939
AMN Healthcare Services, Inc. *	11,210	401,879
Analogic Corp.	6,000	465,900
Anika Therapeutics, Inc. *	4,606	232,787
Antares Pharma, Inc. *	28,100	61,820
Anthem, Inc.	60,023	9,251,945
athenahealth, Inc. *	7,800	982,722
AtriCure, Inc. *	13,800	224,526
Atrion Corp.	616	300,978
Baxter International, Inc.	113,006	5,414,117
Becton, Dickinson & Co.	48,608	8,617,712
BioScrip, Inc. *	88,272	120,933
Boston Scientific Corp. *	307,167	7,390,438

8

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brookdale Senior Living, Inc. *	51,725	774,323
C.R. Bard, Inc.	17,160	4,072,583
Cantel Medical Corp.	8,034	621,912
Capital Senior Living Corp. *	8,394	139,928
Cardinal Health, Inc.	74,518	5,585,869
Cardiovascular Systems, Inc. *	5,000	123,500
Centene Corp. *	42,541	2,691,569
Cerner Corp. *	67,900	3,646,909
Chemed Corp.	3,900	647,751
Cigna Corp.	58,351	8,532,083
Community Health Systems, Inc. *	23,796	152,294
Computer Programs & Systems, Inc. (c)	3,600	81,360
CONMED Corp.	7,300	325,507
CorVel Corp. *	2,700	103,545
Cross Country Healthcare, Inc. *	12,500	180,875
CryoLife, Inc. *	9,050	171,950
Cynosure, Inc., Class A *	5,000	267,000
Danaher Corp.	136,919	11,490,243
DaVita, Inc. *	34,300	2,186,625
DENTSPLY SIRONA, Inc.	53,888	3,055,450
DexCom, Inc. *	20,500	1,622,575
Diplomat Pharmacy, Inc. *	9,000	123,660
Edwards Lifesciences Corp. *	46,000	4,427,040
Endologix, Inc. *	13,700	93,982
Envision Healthcare Corp. *	27,392	1,862,656
Express Scripts Holding Co. *	136,852	9,426,366
Five Star Quality Care, Inc. *	14,335	40,855
Glaukos Corp. *	9,400	387,468
Globus Medical, Inc., Class A *	13,900	366,404
Haemonetics Corp. *	16,300	649,718
Halyard Health, Inc. *	8,217	316,108
HCA Holdings, Inc. *	64,300	5,162,004
HealthEquity, Inc. *	8,000	370,000
HealthSouth Corp.	20,600	799,692
HealthStream, Inc. *	6,800	156,128
Henry Schein, Inc. *	17,553	2,806,023
Hill-Rom Holdings, Inc.	10,200	600,474
HMS Holdings Corp. *	31,500	572,040
Hologic, Inc. *	65,812	2,667,360
Humana, Inc.	32,800	6,510,800
ICU Medical, Inc. *	3,350	459,285
IDEXX Laboratories, Inc. *	20,500	2,507,765
Inogen, Inc. *	5,600	360,472
Inovalon Holdings, Inc., Class A *	26,000	300,300
Insulet Corp. *	9,800	407,680
Integer Holdings Corp. *	6,700	217,080
Integra LifeSciences Holdings Corp. *	10,600	442,338
Intuitive Surgical, Inc. *	8,650	5,991,769
Invacare Corp.	6,000	69,000
K2M Group Holdings, Inc. *	12,900	262,128
Kindred Healthcare, Inc.	11,559	76,867
Laboratory Corp. of America Holdings *	22,462	3,014,625
Landauer, Inc.	2,100	107,835
LeMaitre Vascular, Inc.	6,800	154,428
LifePoint Health, Inc. *	9,607	570,175
LivaNova plc *	10,400	500,292
Magellan Health, Inc. *	7,607	570,145
Masimo Corp. *	8,500	625,430
McKesson Corp.	49,303	6,860,512
Medidata Solutions, Inc. *	16,500	817,410
MEDNAX, Inc. *	19,600	1,339,660
Medtronic plc	308,688	23,466,462
Meridian Bioscience, Inc.	10,050	131,655
Merit Medical Systems, Inc. *	10,277	261,036
Molina Healthcare, Inc. *	6,550	371,516
National HealthCare Corp.	4,100	306,885
Natus Medical, Inc. *	7,600	296,780
Neogen Corp *	10,257	677,372
Nevro Corp. *	3,000	261,060
Security	Number of Shares	Value ($)
NuVasive, Inc. *	10,000	707,700
Nuvectra Corp. *	2,233	17,373
NxStage Medical, Inc. *	18,700	503,030
Omnicell, Inc. *	7,400	265,660
OraSure Technologies, Inc. *	42,200	372,204
Orthofix International N.V. *	2,800	100,632
Owens & Minor, Inc.	16,200	581,256
Patterson Cos., Inc.	18,800	782,268
Penumbra, Inc. *	8,300	593,865
PharMerica Corp. *	4,813	119,362
Premier, Inc., Class A *	15,900	506,574
Quality Systems, Inc. *	10,500	157,605
Quest Diagnostics, Inc.	28,720	2,639,942
Quidel Corp. *	5,200	98,696
Quorum Health Corp. *	5,949	52,292
ResMed, Inc.	32,300	2,181,542
RTI Surgical, Inc. *	18,100	58,825
SeaSpine Holdings Corp. *	1,766	12,856
Select Medical Holdings Corp. *	22,600	281,370
STERIS plc	19,400	1,374,102
Stryker Corp.	70,000	8,647,100
Surgical Care Affiliates, Inc. *	6,000	339,000
Surmodics, Inc. *	4,200	101,640
Team Health Holdings, Inc. *	14,000	608,440
Teladoc, Inc. *	14,900	298,000
Teleflex, Inc.	9,600	1,610,208
Tenet Healthcare Corp. *	15,812	278,133
The Cooper Cos., Inc.	11,681	2,156,429
The Ensign Group, Inc.	10,600	215,604
The Providence Service Corp. *	4,800	185,520
The Spectranetics Corp. *	6,700	173,195
Tivity Health, Inc. *	8,100	207,765
Triple-S Management Corp., Class B *	5,300	101,283
U.S. Physical Therapy, Inc.	3,500	245,525
UnitedHealth Group, Inc.	214,281	34,734,950
Universal American Corp. *	20,600	204,764
Universal Health Services, Inc., Class B	18,100	2,038,603
Utah Medical Products, Inc.	2,500	155,500
Varex Imaging Corp. *	8,440	242,650
Varian Medical Systems, Inc. *	21,100	1,638,415
Vascular Solutions, Inc. *	3,824	213,953
VCA, Inc. *	16,800	1,522,080
Veeva Systems, Inc., Class A *	23,700	1,003,221
Vocera Communications, Inc. *	3,700	76,775
WellCare Health Plans, Inc. *	9,659	1,405,771
West Pharmaceutical Services, Inc.	15,800	1,337,154
Wright Medical Group N.V. *	14,965	376,819
Zeltiq Aesthetics, Inc. *	9,601	425,708
Zimmer Biomet Holdings, Inc.	46,400	5,490,512
		281,012,742

Household & Personal Products 1.7%
Avon Products, Inc. *	89,600	525,952
Central Garden & Pet Co., Class A *	8,600	264,708
Church & Dwight Co., Inc.	52,800	2,387,616
Colgate-Palmolive Co.	196,409	12,684,093
Coty, Inc., Class A	115,600	2,219,520
Edgewell Personal Care Co. *	15,533	1,224,622
Energizer Holdings, Inc.	15,933	804,139
Herbalife Ltd. *(c)	11,900	668,780
HRG Group, Inc. *	49,600	834,768
Inter Parfums, Inc.	5,613	191,403
Kimberly-Clark Corp.	79,439	9,622,446
Medifast, Inc.	3,500	147,595
Nu Skin Enterprises, Inc.	9,600	498,048
Nutraceutical International Corp.	5,000	167,500
Oil-Dri Corp. of America	1,600	53,840
Orchids Paper Products Co. (c)	2,500	68,275

9

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Revlon, Inc., Class A *	5,400	180,630
Spectrum Brands Holdings, Inc.	6,500	867,035
The Clorox Co.	28,700	3,444,000
The Estee Lauder Cos., Inc., Class A	49,100	3,987,411
The Procter & Gamble Co.	602,924	52,816,143
USANA Health Sciences, Inc. *	5,364	334,177
WD-40 Co.	4,600	483,690
		94,476,391

Insurance 3.0%
Aflac, Inc.	93,894	6,571,641
Alleghany Corp. *	3,440	2,103,801
Allied World Assurance Co. Holdings AG	20,400	1,083,852
Ambac Financial Group, Inc. *	13,400	280,328
American Equity Investment Life Holding Co.	12,600	297,360
American Financial Group, Inc.	18,750	1,615,687
American International Group, Inc.	217,815	13,996,792
American National Insurance Co.	2,300	268,157
AMERISAFE, Inc.	4,000	252,200
AmTrust Financial Services, Inc.	25,628	676,323
Aon plc	58,396	6,581,229
Arch Capital Group Ltd. *	27,000	2,385,450
Argo Group International Holdings Ltd.	6,063	387,729
Arthur J. Gallagher & Co.	40,600	2,185,498
Aspen Insurance Holdings Ltd.	10,400	586,560
Assurant, Inc.	14,800	1,437,524
Assured Guaranty Ltd.	31,900	1,241,229
Axis Capital Holdings Ltd.	21,600	1,382,616
Baldwin & Lyons, Inc., Class B	1,950	46,800
Brown & Brown, Inc.	19,300	813,109
Chubb Ltd.	105,168	13,828,540
Cincinnati Financial Corp.	35,450	2,502,061
Citizens, Inc. *(c)	16,000	148,160
CNA Financial Corp.	6,900	287,385
CNO Financial Group, Inc.	39,000	737,490
Crawford & Co., Class B	5,800	70,296
EMC Insurance Group, Inc.	1,800	52,470
Employers Holdings, Inc.	7,500	273,375
Endurance Specialty Holdings Ltd.	13,423	1,244,178
Enstar Group Ltd. *	3,300	639,045
Erie Indemnity Co., Class A	6,300	706,293
Everest Re Group Ltd.	9,900	2,177,307
FBL Financial Group, Inc., Class A	5,190	362,262
Federated National Holding Co.	1,500	27,510
First American Financial Corp.	28,600	1,074,788
FNF Group	63,239	2,236,131
Genworth Financial, Inc., Class A *	117,800	395,808
Greenlight Capital Re Ltd., Class A *	7,400	167,240
Horace Mann Educators Corp.	8,300	343,205
Independence Holding Co.	2,970	59,103
Infinity Property & Casualty Corp.	2,500	217,125
Kemper Corp.	7,700	332,640
Lincoln National Corp.	51,626	3,485,271
Loews Corp.	60,174	2,802,905
Maiden Holdings Ltd.	18,900	335,475
Markel Corp. *	3,203	2,962,775
Marsh & McLennan Cos., Inc.	115,700	7,869,914
MBIA, Inc. *	25,250	257,550
Mercury General Corp.	11,600	733,700
MetLife, Inc.	249,103	13,553,694
National General Holdings Corp.	10,400	254,696
National Western Life Group, Inc., Class A	500	146,575
Old Republic International Corp.	57,622	1,198,538
OneBeacon Insurance Group Ltd., Class A	14,800	240,204
Primerica, Inc.	10,700	807,315
Principal Financial Group, Inc.	55,641	3,176,545
ProAssurance Corp.	12,940	703,936
Security	Number of Shares	Value ($)
Prudential Financial, Inc.	97,572	10,255,793
Reinsurance Group of America, Inc.	12,900	1,618,563
RenaissanceRe Holdings Ltd.	8,532	1,163,082
RLI Corp.	9,200	546,664
Safety Insurance Group, Inc.	3,400	243,780
Selective Insurance Group, Inc.	19,300	804,810
State Auto Financial Corp.	5,500	138,930
Stewart Information Services Corp.	3,600	157,248
The Allstate Corp.	81,467	6,127,133
The Hanover Insurance Group, Inc.	9,400	789,036
The Hartford Financial Services Group, Inc.	83,262	4,055,692
The Navigators Group, Inc.	8,400	471,660
The Progressive Corp.	125,764	4,708,604
The Travelers Cos., Inc.	62,752	7,390,931
Third Point Reinsurance Ltd. *	20,100	230,145
Torchmark Corp.	22,200	1,632,588
United Fire Group, Inc.	5,000	236,000
Universal Insurance Holdings, Inc.	8,700	227,505
Unum Group	52,114	2,367,539
Validus Holdings Ltd.	16,857	960,849
W. R. Berkley Corp.	23,850	1,602,959
White Mountains Insurance Group Ltd.	1,300	1,182,688
Willis Towers Watson plc	28,624	3,581,721
WMIH Corp. *	165,100	255,905
XL Group Ltd.	57,900	2,175,303
		163,530,518

Materials 3.4%
A. Schulman, Inc.	5,300	182,850
AdvanSix, Inc. *	6,431	165,212
Air Products & Chemicals, Inc.	49,400	6,904,144
AK Steel Holding Corp. *	76,627	619,146
Albemarle Corp.	26,503	2,455,238
Alcoa Corp.	41,199	1,501,704
Allegheny Technologies, Inc.	20,092	436,599
American Vanguard Corp.	3,000	51,600
Ampco-Pittsburgh Corp.	4,500	67,725
AptarGroup, Inc.	13,800	1,006,986
Ashland Global Holdings, Inc.	16,523	1,966,733
Avery Dennison Corp.	20,000	1,460,400
Axalta Coating Systems Ltd. *	58,900	1,708,100
Balchem Corp.	9,800	835,352
Ball Corp.	40,000	3,050,400
Bemis Co., Inc.	27,400	1,334,928
Berry Plastics Group, Inc. *	24,600	1,255,338
Boise Cascade Co. *	5,500	136,400
Cabot Corp.	10,900	603,533
Calgon Carbon Corp.	12,500	198,125
Carpenter Technology Corp.	8,300	332,166
Celanese Corp., Series A	30,700	2,591,080
Century Aluminum Co. *	11,600	178,640
CF Industries Holdings, Inc.	47,500	1,676,275
Chase Corp.	5,200	457,600
Chemtura Corp. *	14,000	463,400
Clearwater Paper Corp. *	5,472	344,189
Cliffs Natural Resources, Inc. *	65,500	574,435
Codexis, Inc. *	1,870	8,882
Coeur Mining, Inc. *	46,100	537,065
Commercial Metals Co.	22,800	465,804
Compass Minerals International, Inc.	7,300	610,280
Crown Holdings, Inc. *	33,100	1,793,027
Deltic Timber Corp.	1,500	113,955
Domtar Corp.	10,500	458,745
E.I. du Pont de Nemours & Co.	195,907	14,790,978
Eagle Materials, Inc.	11,543	1,207,167
Eastman Chemical Co.	35,480	2,749,700
Ecolab, Inc.	58,104	6,980,034
Ferro Corp. *	21,000	296,940

10

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Flotek Industries, Inc. *	13,300	140,581
FMC Corp.	28,000	1,684,480
Freeport-McMoRan, Inc. *	279,318	4,650,645
FutureFuel Corp.	8,300	107,817
GCP Applied Technologies, Inc. *	13,600	366,520
Graphic Packaging Holding Co.	52,900	661,779
Greif, Inc., Class A	11,300	650,654
H.B. Fuller Co.	9,000	444,330
Hawkins, Inc.	2,700	144,855
Haynes International, Inc.	2,500	102,775
Headwaters, Inc. *	12,000	278,040
Hecla Mining Co.	114,500	737,380
Huntsman Corp.	52,800	1,076,592
Ingevity Corp. *	8,661	481,465
Innophos Holdings, Inc.	5,300	257,792
Innospec, Inc.	4,200	299,670
International Flavors & Fragrances, Inc.	18,100	2,121,501
International Paper Co.	89,673	5,075,492
Kaiser Aluminum Corp.	3,600	282,456
KapStone Paper & Packaging Corp.	15,800	378,884
KMG Chemicals, Inc.	1,600	58,976
Koppers Holdings, Inc. *	4,800	194,160
Kraton Corp. *	11,900	319,634
Kronos Worldwide, Inc.	11,720	154,938
Louisiana-Pacific Corp. *	32,900	629,377
LyondellBasell Industries N.V., Class A	73,032	6,811,695
Martin Marietta Materials, Inc.	14,000	3,214,400
Materion Corp.	4,000	157,200
McEwen Mining, Inc.	31,130	122,341
Minerals Technologies, Inc.	6,200	496,930
Monsanto Co.	98,626	10,682,182
Myers Industries, Inc.	8,080	111,504
Neenah Paper, Inc.	4,231	347,577
NewMarket Corp.	1,900	819,223
Newmont Mining Corp.	118,874	4,312,749
Nucor Corp.	71,200	4,136,008
Olin Corp.	41,920	1,098,723
Olympic Steel, Inc.	1,400	31,500
OMNOVA Solutions, Inc. *	10,400	94,640
Owens-Illinois, Inc. *	33,600	635,040
P.H. Glatfelter Co.	7,000	170,870
Packaging Corp. of America	20,100	1,852,818
Platform Specialty Products Corp. *	54,000	655,560
PolyOne Corp.	14,810	505,169
PPG Industries, Inc.	60,300	6,030,603
Praxair, Inc.	63,800	7,556,472
Quaker Chemical Corp.	3,200	411,200
Rayonier Advanced Materials, Inc.	6,960	94,447
Reliance Steel & Aluminum Co.	16,700	1,330,155
Resolute Forest Products, Inc. *	28,000	154,000
Royal Gold, Inc.	16,100	1,161,937
RPM International, Inc.	29,700	1,552,122
Schnitzer Steel Industries, Inc., Class A	3,450	81,592
Schweitzer-Mauduit International, Inc.	10,500	465,465
Sealed Air Corp.	43,300	2,100,050
Sensient Technologies Corp.	13,700	1,051,475
Silgan Holdings, Inc.	6,900	403,719
Sonoco Products Co.	22,600	1,241,870
Steel Dynamics, Inc.	47,300	1,599,213
Stepan Co.	7,500	585,825
Stillwater Mining Co. *	24,633	418,761
Summit Materials, Inc., Class A *	24,591	617,234
SunCoke Energy, Inc. *	15,217	134,214
The Chemours Co.	45,361	1,198,438
The Dow Chemical Co.	250,851	14,958,245
The Mosaic Co.	82,612	2,591,538
The Scotts Miracle-Gro Co.	12,500	1,149,625
The Sherwin-Williams Co.	17,701	5,377,741
The Valspar Corp.	18,000	1,992,060
Security	Number of Shares	Value ($)
TimkenSteel Corp. *	6,550	110,433
Tredegar Corp.	5,100	113,475
Trinseo S.A.	12,500	809,375
Tronox Ltd., Class A	9,800	122,696
United States Steel Corp.	46,000	1,504,660
Universal Stainless & Alloy Products, Inc. *	1,800	30,384
Valhi, Inc.	13,600	42,296
Vulcan Materials Co.	28,692	3,682,044
W.R. Grace & Co.	13,600	943,024
Westlake Chemical Corp.	7,500	464,325
WestRock Co.	60,669	3,237,298
Worthington Industries, Inc.	11,800	563,922
		186,009,730

Media 3.2%
A. H. Belo Corp., Class A	13,980	88,773
AMC Networks, Inc., Class A *	15,100	865,985
Cable One, Inc.	900	569,142
CBS Corp., Class B — Non Voting Shares	91,190	5,880,843
Central European Media Enterprises Ltd., Class A *(c)	9,900	25,740
Charter Communications, Inc., Class A *	48,272	15,637,714
Cinemark Holdings, Inc.	25,600	1,088,000
Comcast Corp., Class A	536,660	40,474,897
Discovery Communications, Inc., Class A *	26,061	738,829
Discovery Communications, Inc., Class C *	57,261	1,586,702
DISH Network Corp., Class A *	51,600	3,053,172
Entercom Communications Corp., Class A	11,000	156,200
Gannett Co., Inc.	19,500	187,590
Global Eagle Entertainment, Inc. *	17,114	105,422
Gray Television, Inc. *	25,500	302,175
John Wiley & Sons, Inc., Class A	9,000	495,900
Liberty Broadband Corp., Class A *	4,373	365,933
Liberty Broadband Corp., Class C *	17,496	1,493,109
Liberty Global plc LiLAC., Class A *	23,418	539,082
Liberty Global plc LiLAC., Class C *	38,896	868,159
Liberty Global plc, Class A *	59,475	2,169,648
Liberty Global plc, Series C *	145,775	5,121,076
Liberty Media Corp. — Liberty Braves, Class A *	1,749	34,893
Liberty Media Corp. — Liberty Braves, Class C *	7,098	141,818
Liberty Media Corp. — Liberty Formula One, Class A *	4,373	126,730
Liberty Media Corp. — Liberty Formula One, Class C *	10,672	306,713
Liberty Media Corp. — Liberty SiriusXM, Class A *	17,495	634,019
Liberty Media Corp. — Liberty SiriusXM, Class C *	42,690	1,532,144
Lions Gate Entertainment Corp., Class A	10,300	296,331
Lions Gate Entertainment Corp., Class B *	31,486	843,510
Live Nation Entertainment, Inc. *	26,457	757,199
Loral Space & Communications, Inc. *	2,800	114,100
Meredith Corp.	14,000	858,200
MSG Networks, Inc., Class A *	10,175	236,060
National CineMedia, Inc.	13,200	193,512
New Media Investment Group, Inc.	11,500	175,260
News Corp., Class A	74,987	921,590
News Corp., Class B	25,000	316,250
Nexstar Media Group, Inc.	6,798	444,589
Omnicom Group, Inc.	52,900	4,530,885
Regal Entertainment Group, Class A	22,794	516,512
Salem Media Group, Inc.	5,700	34,770
Scholastic Corp.	7,300	334,194
Scripps Networks Interactive, Inc., Class A	22,800	1,736,448
Sinclair Broadcast Group, Inc., Class A	11,000	371,250

11

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sirius XM Holdings, Inc. (c)	375,300	1,771,416
TEGNA, Inc.	46,100	1,056,151
The E.W. Scripps Co., Class A *	18,547	361,296
The Interpublic Group of Cos., Inc.	83,637	1,967,979
The Madison Square Garden Co., Class A *	5,191	911,903
The New York Times Co., Class A	40,200	542,700
The Walt Disney Co.	329,439	36,452,425
Time Warner, Inc.	173,457	16,799,310
Time, Inc.	19,122	368,099
Tribune Media Co., Class A	18,500	533,540
Twenty-First Century Fox, Inc., Class A	243,878	7,652,892
Twenty-First Century Fox, Inc., Class B	106,221	3,293,913
Viacom, Inc., Class B	75,922	3,199,353
World Wrestling Entertainment, Inc., Class A (c)	5,700	111,606
		172,293,651

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	367,696	22,469,903
ACADIA Pharmaceuticals, Inc. *	16,600	574,194
Accelerate Diagnostics, Inc. *(c)	10,300	215,785
Acceleron Pharma, Inc. *	12,500	303,500
Achillion Pharmaceuticals, Inc. *	19,800	82,566
Acorda Therapeutics, Inc. *	8,400	172,200
Aerie Pharmaceuticals, Inc. *	14,400	632,160
Agilent Technologies, Inc.	71,917	3,521,776
Agios Pharmaceuticals, Inc. *	6,000	258,180
Akorn, Inc. *	15,400	294,140
Albany Molecular Research, Inc. *	8,800	161,920
Alder Biopharmaceuticals, Inc. *	14,600	300,030
Alexion Pharmaceuticals, Inc. *	48,500	6,337,980
Alkermes plc *	33,141	1,793,260
Allergan plc *	84,087	18,405,803
Alnylam Pharmaceuticals, Inc. *	22,100	883,779
AMAG Pharmaceuticals, Inc. *	6,600	159,060
Amgen, Inc.	166,989	26,163,837
Amicus Therapeutics, Inc. *	27,200	149,600
Aptevo Therapeutics, Inc. *	5,200	10,348
AquaBounty Technologies, Inc. *	237	3,271
Aratana Therapeutics, Inc. *	10,100	80,699
ARIAD Pharmaceuticals, Inc. *	57,200	1,362,504
ArQule, Inc. *	21,000	34,020
Array BioPharma, Inc. *	62,184	675,940
Avexis, Inc. *(c)	4,900	273,322
Aviragen Therapeutics, Inc. *	26,016	33,821
Bio-Rad Laboratories, Inc., Class A *	4,900	931,392
Bio-Techne Corp.	7,800	793,650
BioCryst Pharmaceuticals, Inc. *	23,900	150,570
Biogen, Inc. *	48,012	13,310,847
BioMarin Pharmaceutical, Inc. *	37,505	3,286,563
Bluebird Bio, Inc. *	10,900	812,050
Bristol-Myers Squibb Co.	374,553	18,413,025
Bruker Corp.	18,000	427,140
Cambrex Corp. *	7,200	377,640
Cascadian Therapeutics, Inc. *	4,283	17,732
Catalent, Inc. *	27,800	743,928
Celgene Corp. *	173,462	20,147,611
Celldex Therapeutics, Inc. *	25,800	84,108
Charles River Laboratories International, Inc. *	14,016	1,132,493
Clovis Oncology, Inc. *	6,400	414,720
Coherus Biosciences, Inc. *	13,200	368,280
Collegium Pharmaceutical, Inc. *	14,300	240,526
CytomX Therapeutics, Inc. *	19,500	226,590
Depomed, Inc. *	14,500	262,305
Dermira, Inc. *	17,500	515,200
Durect Corp. *	14,500	15,370
Eagle Pharmaceuticals, Inc. *	2,500	173,025
Security	Number of Shares	Value ($)
Eli Lilly & Co.	219,789	16,930,347
Emergent BioSolutions, Inc. *	10,400	314,808
Endo International plc *	48,450	593,028
Endocyte, Inc. *	11,300	24,973
Enzo Biochem, Inc. *	43,981	293,793
Exact Sciences Corp. *	29,800	564,710
Exelixis, Inc. *	59,800	1,083,576
FibroGen, Inc. *	12,700	287,655
Five Prime Therapeutics, Inc. *	9,200	421,452
Flexion Therapeutics, Inc. *	11,400	221,160
Fluidigm Corp. *	6,000	37,980
Foundation Medicine, Inc. *	6,500	127,075
Genomic Health, Inc. *	8,400	230,832
Geron Corp. *(c)	46,200	96,096
Gilead Sciences, Inc.	297,592	21,560,540
Halozyme Therapeutics, Inc. *	28,000	323,400
Harvard Bioscience, Inc. *	19,300	57,900
Heron Therapeutics, Inc. *	8,200	106,600
Horizon Pharma plc *	42,700	698,999
Illumina, Inc. *	32,000	5,123,200
ImmunoGen, Inc. *(c)	174,500	408,330
Immunomedics, Inc. *(c)	64,448	290,016
Impax Laboratories, Inc. *	13,800	181,470
INC Research Holdings, Inc., Class A *	14,000	742,000
Incyte Corp. *	38,500	4,666,585
Innoviva, Inc. *	13,700	145,220
Inovio Pharmaceuticals, Inc. *(c)	20,194	133,280
Insmed, Inc. *	15,000	221,550
Intercept Pharmaceuticals, Inc. *	3,900	428,025
Intra-Cellular Therapies, Inc. *	8,000	115,520
Intrexon Corp. *	15,900	336,444
Ionis Pharmaceuticals, Inc. *	29,400	1,308,300
Ironwood Pharmaceuticals, Inc. *	19,800	284,724
Jazz Pharmaceuticals plc *	14,400	1,755,648
Johnson & Johnson	614,309	69,570,494
Juno Therapeutics, Inc. *	30,800	657,272
Keryx Biopharmaceuticals, Inc. *(c)	24,800	123,752
Kite Pharma, Inc. *(c)	8,300	423,051
Lannett Co., Inc. *(c)	8,800	177,320
Lexicon Pharmaceuticals, Inc. *	18,214	261,007
Ligand Pharmaceuticals, Inc. *	4,948	524,537
Luminex Corp. *	12,900	260,838
MacroGenics, Inc. *	7,500	138,525
Mallinckrodt plc *	25,602	1,247,585
Merck & Co., Inc.	619,016	38,372,802
Merrimack Pharmaceuticals, Inc. *(c)	38,590	120,015
Mettler-Toledo International, Inc. *	5,900	2,517,117
MiMedx Group, Inc. *(c)	26,820	216,706
Momenta Pharmaceuticals, Inc. *	13,500	255,150
Mylan N.V. *	106,700	4,059,935
Myriad Genetics, Inc. *	16,600	268,588
Nektar Therapeutics *	43,600	527,996
Neurocrine Biosciences, Inc. *	17,200	738,052
Novavax, Inc. *(c)	52,500	68,775
Omeros Corp. *(c)	8,800	85,272
OPKO Health, Inc. *(c)	77,300	671,737
Pacific Biosciences of California, Inc. *	17,500	84,350
Pacira Pharmaceuticals, Inc. *	13,200	507,540
PAREXEL International Corp. *	13,800	978,282
PerkinElmer, Inc.	23,577	1,254,061
Perrigo Co., plc	34,000	2,589,100
Pfizer, Inc.	1,364,225	43,286,859
Portola Pharmaceuticals, Inc. *	13,300	362,425
PRA Health Sciences, Inc. *	8,100	474,579
Prestige Brands Holdings, Inc. *	16,300	859,988
Progenics Pharmaceuticals Inc *	39,500	352,340
Proteostasis Therapeutics, Inc. *	18,300	269,925
Prothena Corp. plc *	8,919	436,674
PTC Therapeutics, Inc. *	5,885	77,094

12

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Puma Biotechnology, Inc. *	9,700	314,280
Quintiles IMS Holdings, Inc. *	30,243	2,373,773
Radius Health, Inc. *	8,000	348,160
Reata Pharmaceuticals, Inc., Class A *(c)	9,700	241,530
Regeneron Pharmaceuticals, Inc. *	16,800	6,036,072
Repligen Corp. *	9,886	296,975
Retrophin, Inc. *	9,400	184,428
Revance Therapeutics, Inc. *	16,500	330,000
Rigel Pharmaceuticals, Inc. *	48,200	100,256
Sage Therapeutics, Inc. *	13,800	662,124
Sangamo Therapeutics, Inc. *	14,600	51,100
Sarepta Therapeutics, Inc. *	9,800	304,388
Seattle Genetics, Inc. *	23,400	1,409,616
Seres Therapeutics, Inc. *	20,000	197,800
Spark Therapeutics, Inc. *	5,900	372,054
Spectrum Pharmaceuticals, Inc. *	24,200	112,772
Sucampo Pharmaceuticals, Inc., Class A *	4,300	47,945
Supernus Pharmaceuticals, Inc. *	10,797	292,059
Synergy Pharmaceuticals, Inc. *	103,300	730,331
TESARO, Inc. *	8,095	1,318,190
TG Therapeutics, Inc. *	39,200	188,160
The Medicines Co. *	23,100	832,755
TherapeuticsMD, Inc. *(c)	35,777	207,864
Theravance Biopharma, Inc. *	13,214	395,891
Thermo Fisher Scientific, Inc.	87,202	13,288,713
Trevena, Inc. *	56,700	395,766
Ultragenyx Pharmaceutical, Inc. *	12,000	900,120
United Therapeutics Corp. *	9,100	1,489,033
Vanda Pharmaceuticals, Inc. *	13,953	197,435
Vertex Pharmaceuticals, Inc. *	55,344	4,752,389
VWR Corp. *	19,000	492,290
Waters Corp. *	17,572	2,489,074
Xencor, Inc. *	19,900	474,217
ZIOPHARM Oncology, Inc. *(c)	33,811	200,161
Zoetis, Inc.	108,679	5,970,824
Zogenix, Inc. *	27,800	223,790
		429,355,677

Real Estate 4.0%
Acadia Realty Trust	23,300	741,872
Agree Realty Corp.	5,000	234,500
Alexander & Baldwin, Inc.	17,800	792,456
Alexander's, Inc.	1,400	591,934
Alexandria Real Estate Equities, Inc.	19,300	2,138,826
Altisource Portfolio Solutions S.A. *	2,800	79,800
American Assets Trust, Inc.	8,000	343,440
American Campus Communities, Inc.	29,900	1,453,738
American Homes 4 Rent, Class A	44,300	987,004
American Realty Investors, Inc. *	1,537	10,452
American Tower Corp.	94,844	9,816,354
Apartment Investment & Management Co., Class A	39,211	1,728,029
Apple Hospitality REIT, Inc.	35,000	700,700
Ashford Hospitality Prime, Inc.	2,168	29,138
Ashford Hospitality Trust, Inc.	9,000	68,400
AvalonBay Communities, Inc.	30,419	5,271,917
Boston Properties, Inc.	34,000	4,450,600
Brandywine Realty Trust	45,663	735,174
Brixmor Property Group, Inc.	53,100	1,281,303
Camden Property Trust	17,500	1,462,475
Care Capital Properties, Inc.	16,741	413,670
CareTrust REIT, Inc.	7,131	108,106
CBL & Associates Properties, Inc.	26,785	290,617
CBRE Group, Inc., Class A *	65,800	1,997,688
Cedar Realty Trust, Inc.	33,200	199,532
Chatham Lodging Trust	8,234	165,833
Chesapeake Lodging Trust	18,500	473,600
Colony NorthStar, Inc., Class A	117,152	1,630,756
Security	Number of Shares	Value ($)
Colony Starwood Homes	14,840	466,718
Columbia Property Trust, Inc.	43,500	967,875
Communications Sales & Leasing, Inc. *	42,753	1,123,549
Consolidated-Tomoka Land Co.	2,000	110,000
CoreCivic, Inc.	30,985	899,804
CorEnergy Infrastructure Trust, Inc.	8,700	312,330
CoreSite Realty Corp.	7,300	628,749
Corporate Office Properties Trust	27,600	878,232
Cousins Properties, Inc.	77,697	660,424
Crown Castle International Corp.	80,523	7,072,335
CubeSmart	41,400	1,040,382
CyrusOne, Inc.	17,600	847,616
DCT Industrial Trust, Inc.	15,900	710,571
DDR Corp.	54,584	828,585
DiamondRock Hospitality Co.	59,386	669,280
Digital Realty Trust, Inc.	34,100	3,670,183
Douglas Emmett, Inc.	31,548	1,193,776
Duke Realty Corp.	79,590	1,936,425
DuPont Fabros Technology, Inc.	17,100	811,908
EastGroup Properties, Inc.	6,300	445,851
Education Realty Trust, Inc.	14,966	601,783
Empire State Realty Trust, Inc., Class A	22,502	461,066
EPR Properties	13,600	1,005,992
Equinix, Inc.	15,566	5,992,599
Equity Commonwealth *	33,150	1,022,346
Equity LifeStyle Properties, Inc.	20,700	1,530,558
Equity One, Inc.	20,300	633,157
Equity Residential	83,500	5,074,295
Essex Property Trust, Inc.	14,989	3,362,033
Extra Space Storage, Inc.	26,200	1,887,710
Federal Realty Investment Trust	17,100	2,401,353
FelCor Lodging Trust, Inc.	28,000	215,600
First Industrial Realty Trust, Inc.	33,800	873,730
First Potomac Realty Trust	14,800	151,552
Forest City Realty Trust, Inc., Class A	45,500	1,030,120
Forestar Group, Inc. *	4,933	64,376
Four Corners Property Trust, Inc.	11,616	253,345
Franklin Street Properties Corp.	22,500	286,875
Gaming & Leisure Properties, Inc.	50,948	1,611,485
Getty Realty Corp.	9,552	246,346
GGP, Inc.	125,309	3,112,676
Global Net Lease, Inc.	40,000	310,000
Government Properties Income Trust	9,900	190,674
Gramercy Property Trust	36,304	956,247
Griffin Industrial Realty, Inc.	300	9,429
HCP, Inc.	113,248	3,433,679
Healthcare Realty Trust, Inc.	24,600	743,166
Healthcare Trust of America, Inc., Class A	29,300	851,751
Hersha Hospitality Trust	10,000	199,900
HFF, Inc., Class A	9,800	290,864
Highwoods Properties, Inc.	21,854	1,123,514
Hospitality Properties Trust	39,500	1,229,635
Host Hotels & Resorts, Inc.	166,663	3,011,600
Hudson Pacific Properties, Inc.	30,500	1,080,005
Investors Real Estate Trust	28,600	184,184
Iron Mountain, Inc.	60,173	2,154,193
iStar, Inc. *	36,990	415,028
Jones Lang LaSalle, Inc.	9,300	958,179
Kennedy-Wilson Holdings, Inc.	12,200	249,490
Kilroy Realty Corp.	20,000	1,497,000
Kimco Realty Corp.	93,295	2,322,113
Kite Realty Group Trust	15,825	380,117
Lamar Advertising Co., Class A	20,200	1,525,504
LaSalle Hotel Properties	19,700	594,349
Lexington Realty Trust	71,667	768,270
Liberty Property Trust	33,100	1,270,709
Life Storage, Inc.	11,826	963,228
LTC Properties, Inc.	8,700	406,029
Mack-Cali Realty Corp.	18,500	518,370

13

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Maui Land & Pineapple Co., Inc. *	800	5,880
Medical Properties Trust, Inc.	65,300	832,575
Mid-America Apartment Communities, Inc.	24,966	2,370,522
Monmouth Real Estate Investment Corp.	18,100	264,260
Monogram Residential Trust, Inc.	55,400	563,418
National Health Investors, Inc.	9,500	702,905
National Retail Properties, Inc.	29,220	1,273,992
New Century Financial Corp. *(b)(f)	3,600	—
New Senior Investment Group, Inc.	20,583	206,036
NorthStar Realty Europe Corp.	10,512	126,249
Omega Healthcare Investors, Inc.	41,394	1,327,506
One Liberty Properties, Inc.	1,400	32,424
Outfront Media, Inc.	36,703	1,006,763
Paramount Group, Inc.	45,900	766,071
Park Hotels & Resorts, Inc.	24,049	652,690
Parkway, Inc. *	9,712	206,768
Pebblebrook Hotel Trust	21,700	649,047
Pennsylvania Real Estate Investment Trust	13,900	248,949
Physicians Realty Trust	24,400	452,620
Piedmont Office Realty Trust, Inc., Class A	40,600	881,832
Potlatch Corp.	5,753	237,024
Preferred Apartment Communities, Inc., Class A	3,700	50,098
Prologis, Inc.	122,234	5,971,131
PS Business Parks, Inc.	6,800	761,872
Public Storage	33,697	7,244,855
QTS Realty Trust, Inc., Class A	9,100	458,549
Quality Care Properties, Inc. *	19,109	352,752
RAIT Financial Trust	16,199	56,049
Ramco-Gershenson Properties Trust	22,500	365,850
Rayonier, Inc.	32,182	897,556
Realogy Holdings Corp.	29,400	761,754
Realty Income Corp.	62,935	3,752,814
Regency Centers Corp.	20,233	1,410,847
Retail Opportunity Investments Corp.	14,400	305,280
Retail Properties of America, Inc., Class A	41,600	622,752
Rexford Industrial Realty, Inc.	14,402	327,069
RLJ Lodging Trust	30,400	705,584
Ryman Hospitality Properties, Inc.	15,237	932,200
Sabra Health Care REIT, Inc.	13,700	347,980
Saul Centers, Inc.	4,700	298,403
Select Income REIT	14,600	365,146
Senior Housing Properties Trust	57,819	1,101,452
Seritage Growth Properties, Class A (c)	5,300	216,240
Silver Bay Realty Trust Corp.	13,033	219,606
Simon Property Group, Inc.	70,411	12,939,429
SL Green Realty Corp.	21,966	2,393,635
Spirit Realty Capital, Inc.	89,048	936,785
STAG Industrial, Inc.	11,900	275,366
STORE Capital Corp.	40,100	948,766
Summit Hotel Properties, Inc.	9,600	151,968
Sun Communities, Inc.	14,492	1,141,390
Sunstone Hotel Investors, Inc.	62,013	912,831
Tanger Factory Outlet Centers, Inc.	15,600	533,364
Taubman Centers, Inc.	11,600	821,744
Tejon Ranch Co. *	3,674	86,817
Terreno Realty Corp.	10,000	271,900
The GEO Group, Inc.	19,899	826,206
The Howard Hughes Corp. *	10,000	1,066,100
The Macerich Co.	27,405	1,882,449
The RMR Group, Inc., Class A	7,689	367,534
The St. Joe Co. *	18,800	316,780
Tier REIT, Inc.	20,000	364,200
UDR, Inc.	63,261	2,210,972
UMH Properties, Inc.	7,900	115,735
Universal Health Realty Income Trust	4,700	291,964
Urban Edge Properties	16,046	448,807
Urstadt Biddle Properties, Inc., Class A	4,500	101,025
Ventas, Inc.	75,366	4,647,821
Security	Number of Shares	Value ($)
VEREIT, Inc.	256,000	2,183,680
Vornado Realty Trust	36,192	3,847,572
Washington Prime Group, Inc.	66,404	640,799
Washington Real Estate Investment Trust	9,700	305,065
Weingarten Realty Investors	23,175	825,725
Welltower, Inc.	82,058	5,440,445
Weyerhaeuser Co.	160,707	5,034,950
Whitestone REIT	2,100	29,211
WP Carey, Inc.	22,700	1,406,038
Xenia Hotels & Resorts, Inc.	35,200	645,920
		217,675,094

Retailing 4.9%
Aaron's, Inc.	14,675	454,045
Abercrombie & Fitch Co., Class A	11,800	136,998
Advance Auto Parts, Inc.	15,340	2,519,442
Amazon.com, Inc. *	88,625	72,980,915
America's Car-Mart, Inc. *	6,850	287,358
American Eagle Outfitters, Inc.	40,750	615,732
Asbury Automotive Group, Inc. *	6,500	426,400
Ascena Retail Group, Inc. *	34,141	164,218
AutoNation, Inc. *	13,800	733,056
AutoZone, Inc. *	6,200	4,494,876
Barnes & Noble Education, Inc. *	4,676	46,994
Barnes & Noble, Inc.	7,400	75,480
Bed Bath & Beyond, Inc.	35,500	1,432,425
Best Buy Co., Inc.	63,425	2,823,681
Big Lots, Inc.	9,200	460,000
Burlington Stores, Inc. *	17,000	1,422,900
Cabela's, Inc. *	7,700	430,353
Caleres, Inc.	6,675	205,256
CarMax, Inc. *	40,246	2,684,811
Chico's FAS, Inc.	26,200	353,438
Conn's, Inc. *	7,900	83,345
Core-Mark Holding Co., Inc.	8,000	279,440
CST Brands, Inc.	21,286	1,025,559
Destination Maternity Corp. *	5,000	28,300
Dick's Sporting Goods, Inc.	17,500	903,000
Dillard's, Inc., Class A	4,300	242,692
Dollar General Corp.	59,625	4,401,517
Dollar Tree, Inc. *	52,444	4,048,152
DSW, Inc., Class A	29,960	633,954
Etsy, Inc. *	31,300	394,693
Expedia, Inc.	26,469	3,218,366
Express, Inc. *	12,600	133,938
Five Below, Inc. *	15,800	629,630
Foot Locker, Inc.	29,900	2,049,346
Francesca's Holdings Corp. *	13,300	231,952
Fred's, Inc., Class A (c)	6,700	97,619
FTD Cos., Inc. *	8,070	185,449
GameStop Corp., Class A	19,348	473,833
Genesco, Inc. *	8,500	511,700
Genuine Parts Co.	33,100	3,204,411
GNC Holdings, Inc., Class A	15,500	137,485
Group 1 Automotive, Inc.	7,900	638,241
Groupon, Inc. *	88,400	304,980
Guess?, Inc.	16,800	214,536
Hibbett Sports, Inc. *	12,443	410,619
HSN, Inc.	6,269	220,982
J.C. Penney Co., Inc. *	72,200	480,130
Kirkland's, Inc. *	8,700	120,756
Kohl's Corp.	45,900	1,828,197
L Brands, Inc.	51,320	3,089,977
Lands' End, Inc. *(c)	7,747	118,916
Liberty Expedia Holdings, Inc., Class A *	10,138	446,173
Liberty Interactive Corp., QVC Group, Class A *	104,609	2,006,401
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	248,249

14

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Ventures, Series A *	15,208	663,829
Lithia Motors, Inc., Class A	7,100	732,152
LKQ Corp. *	66,600	2,125,206
Lowe's Cos., Inc.	194,651	14,225,095
Lumber Liquidators Holdings, Inc. *(c)	4,600	72,036
Macy's, Inc.	63,863	1,886,513
MarineMax, Inc. *	16,300	349,635
Monro Muffler Brake, Inc.	10,162	608,704
Murphy USA, Inc. *	6,875	437,938
Netflix, Inc. *	95,847	13,486,631
Nordstrom, Inc.	26,300	1,162,986
Nutrisystem, Inc.	13,300	439,565
O'Reilly Automotive, Inc. *	20,699	5,428,727
Office Depot, Inc.	99,656	443,469
Ollie's Bargain Outlet Holdings, Inc. *	10,377	317,017
Penske Automotive Group, Inc.	9,100	494,676
Pier 1 Imports, Inc.	15,800	114,866
Pool Corp.	9,962	1,051,589
Rent-A-Center, Inc.	33,550	300,608
RH *(c)	6,300	170,226
Ross Stores, Inc.	85,800	5,672,238
Sally Beauty Holdings, Inc. *	31,150	741,370
Sears Holdings Corp. *(c)	26,785	186,959
Select Comfort Corp. *	12,200	246,196
Shoe Carnival, Inc.	6,300	161,091
Shutterfly, Inc. *	6,300	323,379
Signet Jewelers Ltd.	16,800	1,304,856
Sonic Automotive, Inc., Class A	11,200	262,080
Stage Stores, Inc.	14,275	39,970
Staples, Inc.	131,200	1,207,040
Stein Mart, Inc.	10,300	37,698
Tailored Brands, Inc.	21,100	448,375
Target Corp.	125,378	8,084,373
The Buckle, Inc. (c)	3,875	81,956
The Cato Corp., Class A	7,100	180,269
The Children's Place, Inc.	3,600	349,200
The Finish Line, Inc., Class A	7,161	123,169
The Gap, Inc.	51,800	1,192,954
The Home Depot, Inc.	275,063	37,843,168
The Michaels Cos., Inc. *	26,400	519,288
The Priceline Group, Inc. *	11,076	17,446,140
The TJX Cos., Inc.	147,747	11,069,205
Tiffany & Co.	22,200	1,747,584
Tile Shop Holdings, Inc. *	13,900	265,490
Tractor Supply Co.	30,100	2,217,467
Trans World Entertainment Corp. *	9,700	26,675
TripAdvisor, Inc. *	22,272	1,178,189
Tuesday Morning Corp. *	10,800	46,440
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,800	3,757,464
Urban Outfitters, Inc. *	18,000	477,720
Vitamin Shoppe, Inc. *	4,200	90,930
Wayfair, Inc., Class A *(c)	7,500	311,700
West Marine, Inc. *	8,200	76,014
Williams-Sonoma, Inc.	16,200	781,002
Winmark Corp.	1,700	188,275
Zumiez, Inc. *	10,500	210,525
		269,198,833

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc. *	12,500	735,500
Advanced Micro Devices, Inc. *	164,900	1,710,013
Amkor Technology, Inc. *	35,700	335,937
Analog Devices, Inc.	65,249	4,889,760
Applied Materials, Inc.	239,798	8,213,081
AXT, Inc. *	3,500	20,125
Broadcom Ltd.	87,904	17,536,848
Brooks Automation, Inc.	11,885	207,037
Cabot Microelectronics Corp.	5,660	382,107
Security	Number of Shares	Value ($)
Cavium, Inc. *	17,370	1,150,068
CEVA, Inc. *	7,233	255,687
Cirrus Logic, Inc. *	19,100	1,152,112
Cohu, Inc.	7,500	99,000
Cree, Inc. *	20,900	576,422
Cypress Semiconductor Corp.	69,226	816,867
Diodes, Inc. *	11,012	274,089
DSP Group, Inc. *	6,300	68,355
Entegris, Inc. *	48,499	909,356
Exar Corp. *	9,834	100,798
First Solar, Inc. *	16,479	513,980
FormFactor, Inc. *	14,600	181,770
GSI Technology, Inc. *	8,500	51,935
Inphi Corp. *	14,400	659,808
Integrated Device Technology, Inc. *	26,920	678,115
Intel Corp.	1,061,597	39,088,001
Intersil Corp., Class A	26,764	600,316
IXYS Corp.	6,900	83,490
KLA-Tencor Corp.	38,000	3,234,180
Kopin Corp. *	19,600	62,524
Kulicke & Soffa Industries, Inc. *	18,500	325,230
Lam Research Corp.	37,167	4,269,002
Lattice Semiconductor Corp. *	25,100	180,469
Linear Technology Corp.	56,815	3,586,731
MACOM Technology Solutions Holdings, Inc. *	8,620	409,861
Marvell Technology Group Ltd.	111,400	1,656,518
Maxim Integrated Products, Inc.	61,700	2,744,416
MaxLinear, Inc., Class A *	4,422	113,115
Microchip Technology, Inc.	44,880	3,022,669
Micron Technology, Inc. *	230,807	5,564,757
Microsemi Corp. *	26,738	1,421,125
MKS Instruments, Inc.	14,000	922,600
Monolithic Power Systems, Inc.	6,500	567,060
Nanometrics, Inc. *	5,300	136,263
NVIDIA Corp.	118,300	12,915,994
ON Semiconductor Corp. *	119,665	1,593,938
PDF Solutions, Inc. *	9,699	218,324
Photronics, Inc. *	18,000	207,000
Power Integrations, Inc.	8,900	631,900
Qorvo, Inc. *	30,074	1,931,052
QUALCOMM, Inc.	329,739	17,617,955
Rambus, Inc. *	19,600	254,408
Rudolph Technologies, Inc. *	16,418	376,793
Semtech Corp. *	21,700	715,015
Silicon Laboratories, Inc. *	9,200	599,840
Skyworks Solutions, Inc.	40,689	3,732,809
SunPower Corp. *(c)	15,500	102,920
Synaptics, Inc. *	8,450	476,411
Teradyne, Inc.	44,059	1,250,394
Tessera Holding Corp.	11,100	501,720
Texas Instruments, Inc.	227,197	17,162,461
Ultratech, Inc. *	4,800	124,416
Veeco Instruments, Inc. *	8,800	226,600
Versum Materials, Inc. *	24,700	690,365
Xcerra Corp. *	19,192	145,475
Xilinx, Inc.	52,900	3,078,780
		174,061,667

Software & Services 12.0%
2U, Inc. *	7,000	238,280
8x8, Inc. *	25,000	396,250
Accenture plc, Class A	139,497	15,884,523
ACI Worldwide, Inc. *	23,100	448,140
Activision Blizzard, Inc.	158,632	6,378,593
Actua Corp. *	8,050	115,115
Acxiom Corp. *	13,300	347,130
Adobe Systems, Inc. *	109,110	12,370,892

15

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Akamai Technologies, Inc. *	37,038	2,540,436
Alliance Data Systems Corp.	13,044	2,978,989
Alphabet, Inc., Class A *	66,776	54,769,007
Alphabet, Inc., Class C *	66,727	53,167,406
Amdocs Ltd.	34,600	2,031,366
Angie's List, Inc. *	22,248	139,495
ANSYS, Inc. *	19,286	1,798,612
Aspen Technology, Inc. *	15,400	817,894
Autodesk, Inc. *	42,000	3,416,280
Automatic Data Processing, Inc.	100,862	10,186,053
Bankrate, Inc. *	14,600	159,140
Bazaarvoice, Inc. *	15,200	71,440
Blackbaud, Inc.	13,400	879,174
Blackhawk Network Holdings, Inc. *	19,203	685,547
Blucora, Inc. *	11,572	174,737
Booz Allen Hamilton Holding Corp.	32,700	1,105,914
Bottomline Technologies de, Inc. *	8,800	226,336
Broadridge Financial Solutions, Inc.	23,825	1,585,077
BroadSoft, Inc. *	12,900	541,800
CA, Inc.	69,408	2,170,388
CACI International, Inc., Class A *	4,100	503,480
Cadence Design Systems, Inc. *	62,500	1,626,875
Callidus Software, Inc. *	16,546	305,274
Carbonite, Inc. *	14,300	246,675
Cardtronics plc, Class A *	8,800	480,304
CDK Global, Inc.	32,620	2,040,381
Citrix Systems, Inc. *	34,200	3,118,698
Cognizant Technology Solutions Corp., Class A *	138,000	7,257,420
CommerceHub, Inc., Series A *	2,534	37,224
CommerceHub, Inc., Series C *	5,069	73,906
CommVault Systems, Inc. *	6,900	338,790
Computer Sciences Corp.	35,207	2,189,875
comScore, Inc. *	10,950	367,373
Conduent, Inc. *	38,811	580,613
Convergys Corp.	26,600	660,212
CoreLogic, Inc. *	23,100	814,737
Cornerstone OnDemand, Inc. *	19,500	793,455
CoStar Group, Inc. *	7,900	1,596,590
Covisint Corp. *	4,460	8,697
CSG Systems International, Inc.	8,900	430,760
CSRA, Inc.	36,138	1,121,001
Dell Technologies, Inc., Class V *	50,677	3,192,144
Digimarc Corp. *	3,542	93,509
DST Systems, Inc.	5,900	679,385
EarthLink Holdings Corp.	17,050	109,291
eBay, Inc. *	227,344	7,236,360
Ebix, Inc.	8,303	460,817
Edgewater Technology, Inc. *	767	5,369
Electronic Arts, Inc. *	65,900	5,498,037
Ellie Mae, Inc. *	8,393	694,437
Endurance International Group Holdings, Inc. *	42,300	325,710
EnerNOC, Inc. *	9,754	55,598
Envestnet, Inc. *	7,300	275,940
EPAM Systems, Inc. *	7,800	502,008
Euronet Worldwide, Inc. *	11,900	851,088
Everi Holdings, Inc. *	28,300	83,485
EVERTEC, Inc.	14,000	238,700
ExlService Holdings, Inc. *	7,200	330,840
Facebook, Inc., Class A *	526,407	68,601,360
Fair Isaac Corp.	8,544	1,053,475
Fidelity National Information Services, Inc.	74,391	5,908,133
FireEye, Inc. *	39,700	537,935
First Data Corp., Class A *	35,000	536,900
Fiserv, Inc. *	48,600	5,221,098
FleetCor Technologies, Inc. *	21,800	3,215,282
Forrester Research, Inc.	6,800	277,440
Fortinet, Inc. *	34,800	1,157,448
Security	Number of Shares	Value ($)
Gartner, Inc. *	18,100	1,798,416
Genpact Ltd. *	28,274	697,802
Gigamon, Inc. *	9,700	321,555
Global Payments, Inc.	38,028	2,938,804
Glu Mobile, Inc. *	38,900	89,470
GoDaddy, Inc., Class A *	15,100	539,523
Gogo, Inc. *(c)	16,000	146,400
GrubHub, Inc. *	20,400	847,620
GSE Systems, Inc. *	2,424	7,514
Guidewire Software, Inc. *	14,700	769,251
Hortonworks, Inc. *	26,900	260,930
HubSpot, Inc. *	11,300	579,690
IAC/InterActiveCorp *	18,072	1,243,534
Imperva, Inc. *	8,262	344,939
Information Services Group, Inc. *	7,500	24,750
International Business Machines Corp.	194,951	34,022,849
Intuit, Inc.	54,530	6,466,167
j2 Global, Inc.	9,000	754,290
Jack Henry & Associates, Inc.	19,400	1,741,732
Jive Software, Inc. *	27,994	106,377
Leaf Group Ltd. *	5,920	41,144
Leidos Holdings, Inc.	37,900	1,831,328
Lionbridge Technologies, Inc. *	19,500	111,540
Liquidity Services, Inc. *	15,481	150,940
LivePerson, Inc. *	19,700	143,810
LogMeIn, Inc.	7,600	821,560
Manhattan Associates, Inc. *	16,300	835,538
ManTech International Corp., Class A	8,600	334,884
MasterCard, Inc., Class A	213,156	22,664,877
MAXIMUS, Inc.	16,300	898,782
Mentor Graphics Corp.	23,800	878,458
Microsoft Corp.	1,748,818	113,061,084
MicroStrategy, Inc., Class A *	2,256	454,133
Mitek Systems, Inc. *	34,300	226,380
MoneyGram International, Inc. *	9,037	114,770
Monotype Imaging Holdings, Inc.	6,500	142,350
NeuStar, Inc., Class A *	20,100	667,320
New Relic, Inc. *	7,000	253,400
NIC, Inc.	26,000	626,600
Nuance Communications, Inc. *	59,974	951,188
Oracle Corp.	677,813	27,187,079
Pandora Media, Inc. *	55,300	718,900
Paychex, Inc.	68,964	4,157,840
Paycom Software, Inc. *	10,700	494,768
Paylocity Holding Corp. *	8,900	274,654
PayPal Holdings, Inc. *	252,644	10,050,178
Pegasystems, Inc.	12,800	496,640
Perficient, Inc. *	7,800	138,294
PRGX Global, Inc. *	11,000	62,700
Progress Software Corp.	9,300	260,586
Proofpoint, Inc. *	9,000	721,440
PROS Holdings, Inc. *	7,826	175,146
PTC, Inc. *	29,380	1,544,507
Qualys, Inc. *	5,600	201,040
Quotient Technology, Inc. *	18,100	192,765
RealPage, Inc. *	20,600	630,360
Red Hat, Inc. *	39,164	2,971,764
Reis, Inc.	1,400	28,000
Rightside Group Ltd. *	5,920	49,965
RingCentral, Inc., Class A *	24,600	574,410
Sabre Corp.	43,200	1,058,400
salesforce.com, Inc. *	143,022	11,313,040
Science Applications International Corp.	11,785	959,535
ServiceNow, Inc. *	35,500	3,217,010
ServiceSource International, Inc. *	14,400	76,320
Shutterstock, Inc. *	4,000	215,200
Splunk, Inc. *	27,000	1,562,220
SPS Commerce, Inc. *	4,300	296,700
SS&C Technologies Holdings, Inc.	33,400	1,073,142

16

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stamps.com, Inc. *	5,827	708,272
StarTek, Inc. *	3,900	33,774
Sykes Enterprises, Inc. *	11,026	307,956
Symantec Corp.	139,573	3,845,236
Synchronoss Technologies, Inc. *	8,100	312,012
Synopsys, Inc. *	37,884	2,382,525
Syntel, Inc.	8,600	181,116
Tableau Software, Inc., Class A *	17,742	848,777
Take-Two Interactive Software, Inc. *	22,600	1,212,490
Tangoe, Inc. *	8,200	59,696
TeleTech Holdings, Inc.	9,100	269,360
Teradata Corp. *	27,000	792,720
The Hackett Group, Inc.	7,200	117,000
The Ultimate Software Group, Inc. *	6,600	1,278,156
The Western Union Co.	102,032	1,997,787
TiVo Corp. *	22,270	420,903
Total System Services, Inc.	36,904	1,870,295
Travelport Worldwide Ltd.	20,000	287,200
Twitter, Inc. *	136,400	2,403,368
Tyler Technologies, Inc. *	8,600	1,255,772
Unisys Corp. *	18,200	233,870
Vantiv, Inc., Class A *	34,600	2,153,504
VASCO Data Security International, Inc. *	9,200	139,840
Verint Systems, Inc. *	16,210	605,443
VeriSign, Inc. *	22,275	1,786,678
Virtusa Corp. *	4,700	119,756
Visa, Inc., Class A	419,404	34,688,905
VMware, Inc., Class A *(c)	17,100	1,496,934
Web.com Group, Inc. *	18,523	351,011
WebMD Health Corp. *	7,074	352,922
WEX, Inc. *	8,900	1,017,537
Workday, Inc., Class A *	26,604	2,210,526
Xerox Corp.	194,056	1,344,808
Yahoo! Inc. *	196,744	8,670,508
Yelp, Inc. *	14,300	597,454
Zendesk, Inc. *	27,000	646,110
Zillow Group, Inc., Class A *	8,797	316,516
Zillow Group, Inc., Class C *	26,594	940,896
Zynga, Inc., Class A *	212,600	535,752
		655,765,830

Technology Hardware & Equipment 5.2%
3D Systems Corp. *	18,800	310,012
Acacia Communications, Inc. *(c)	3,100	180,327
ADTRAN, Inc.	22,200	486,180
Agilysys, Inc. *	8,460	82,316
Amphenol Corp., Class A	67,700	4,569,073
Anixter International, Inc. *	8,200	701,100
Apple, Inc.	1,199,862	145,603,254
Arista Networks, Inc. *	8,600	808,400
ARRIS International plc *	43,075	1,231,083
Arrow Electronics, Inc. *	18,532	1,362,473
Avnet, Inc.	26,588	1,234,747
AVX Corp.	14,000	226,800
Badger Meter, Inc.	8,000	308,400
Belden, Inc.	11,600	887,052
Benchmark Electronics, Inc. *	7,830	239,598
Black Box Corp.	4,100	54,735
Brocade Communications Systems, Inc.	87,737	1,094,080
CalAmp Corp. *	4,000	60,080
CDW Corp.	35,900	1,849,209
Ciena Corp. *	34,970	851,170
Cisco Systems, Inc.	1,132,940	34,803,917
Cognex Corp.	25,100	1,695,756
Coherent, Inc. *	4,100	646,693
CommScope Holding Co., Inc. *	47,382	1,791,987
Comtech Telecommunications Corp.	4,175	44,798
Corning, Inc.	217,007	5,748,515
Security	Number of Shares	Value ($)
Cray, Inc. *	7,600	130,340
CTS Corp.	8,800	189,200
Daktronics, Inc.	8,700	88,392
Diebold Nixdorf, Inc.	12,900	350,880
Digi International, Inc. *	9,100	118,755
Dolby Laboratories, Inc., Class A	8,800	421,608
EchoStar Corp., Class A *	11,940	608,104
Electro Scientific Industries, Inc. *	9,900	65,043
Electronics For Imaging, Inc. *	15,500	696,570
Extreme Networks, Inc. *	27,500	152,075
F5 Networks, Inc. *	13,100	1,755,793
Fabrinet *	11,108	467,980
FARO Technologies, Inc. *	3,000	111,300
Finisar Corp. *	25,800	762,906
Fitbit, Inc., Class A *(c)	39,300	236,193
FLIR Systems, Inc.	26,100	922,113
Harmonic, Inc. *	20,042	106,223
Harris Corp.	26,055	2,676,109
Hewlett Packard Enterprise Co.	376,436	8,537,568
HP, Inc.	387,136	5,826,397
I.D. Systems, Inc. *	5,500	35,530
II-VI, Inc. *	13,000	474,500
Immersion Corp. *	4,300	44,247
Infinera Corp. *	27,300	245,973
Insight Enterprises, Inc. *	8,950	332,314
InterDigital, Inc.	6,700	625,780
InvenSense, Inc. *	42,200	534,252
IPG Photonics Corp. *	7,400	850,926
Itron, Inc. *	5,700	351,690
Ixia *	14,900	289,805
Jabil Circuit, Inc.	35,300	846,494
Juniper Networks, Inc.	85,665	2,294,109
Keysight Technologies, Inc. *	44,058	1,633,230
Kimball Electronics, Inc. *	6,825	116,708
Knowles Corp. *	13,900	250,478
Littelfuse, Inc.	5,300	835,863
Lumentum Holdings, Inc. *	13,510	512,704
Maxwell Technologies, Inc. *	7,700	36,652
Methode Electronics, Inc.	9,500	399,475
MOCON, Inc.	600	12,000
Motorola Solutions, Inc.	37,933	3,061,572
MTS Systems Corp.	3,781	219,676
National Instruments Corp.	26,112	820,439
NCR Corp. *	35,100	1,510,002
NetApp, Inc.	64,900	2,486,968
NETGEAR, Inc. *	6,000	341,400
NetScout Systems, Inc. *	26,000	865,800
Nimble Storage, Inc. *	16,100	137,977
Oclaro, Inc. *	37,600	368,856
OSI Systems, Inc. *	7,500	560,025
Palo Alto Networks, Inc. *	19,400	2,862,664
Park Electrochemical Corp.	3,600	65,988
PC Connection, Inc.	7,000	190,960
PC-Tel, Inc.	8,900	51,709
Plantronics, Inc.	6,000	339,480
Plexus Corp. *	6,500	352,950
Pure Storage, Inc., Class A *	23,900	271,743
Quantum Corp. *	125,000	111,250
Radisys Corp. *	7,200	31,752
Richardson Electronics Ltd.	7,300	44,092
Rogers Corp. *	4,200	335,790
Sanmina Corp. *	20,900	814,055
ScanSource, Inc. *	6,300	249,165
Seagate Technology plc	72,766	3,285,385
Sonus Networks, Inc. *	10,860	69,287
Super Micro Computer, Inc. *	8,200	216,890
SYNNEX Corp.	8,400	1,009,512
Systemax, Inc.	8,000	67,840
TE Connectivity Ltd.	78,300	5,821,605

17

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tech Data Corp. *	8,300	710,148
TESSCO Technologies, Inc.	4,025	57,155
Trimble, Inc. *	62,084	1,838,928
TTM Technologies, Inc. *	11,000	163,130
Ubiquiti Networks, Inc. *	7,700	480,480
Uni-Pixel, Inc. *(c)	161,500	224,485
Universal Display Corp. *	10,100	666,600
VeriFone Systems, Inc. *	33,100	601,427
ViaSat, Inc. *	10,700	694,537
Viavi Solutions, Inc. *	37,553	336,099
Vishay Intertechnology, Inc.	18,588	308,561
Vishay Precision Group, Inc. *	5,620	93,573
Western Digital Corp.	64,998	5,182,291
Zebra Technologies Corp., Class A *	13,275	1,110,719
		280,850,999

Telecommunication Services 2.3%
AT&T, Inc.	1,387,707	58,505,727
ATN International, Inc.	3,250	260,943
CenturyLink, Inc.	123,078	3,182,797
Cincinnati Bell, Inc. *	12,293	282,124
Cogent Communications Holdings, Inc.	9,900	413,820
Consolidated Communications Holdings, Inc.	16,757	440,877
Frontier Communications Corp.	257,368	898,214
General Communication, Inc., Class A *	10,500	211,260
Inteliquent, Inc.	14,800	338,920
Iridium Communications, Inc. *	17,544	177,194
Level 3 Communications, Inc. *	69,225	4,116,118
Lumos Networks Corp. *	1,500	23,205
SBA Communications Corp. *	26,400	2,778,864
Shenandoah Telecommunications Co.	14,200	386,950
Spok Holdings, Inc.	5,500	113,025
Sprint Corp. *	179,505	1,656,831
T-Mobile US, Inc. *	62,895	3,916,472
Telephone & Data Systems, Inc.	22,222	681,104
United States Cellular Corp. *	5,400	240,786
Verizon Communications, Inc.	914,069	44,798,522
Vonage Holdings Corp. *	36,400	258,076
Windstream Holdings, Inc. (c)	18,211	147,145
Zayo Group Holdings, Inc. *	21,207	677,776
		124,506,750

Transportation 2.2%
Alaska Air Group, Inc.	26,881	2,521,975
Allegiant Travel Co.	3,200	550,400
AMERCO	1,000	376,670
American Airlines Group, Inc.	114,597	5,070,917
ArcBest Corp.	4,800	151,680
Atlas Air Worldwide Holdings, Inc. *	6,500	342,875
Avis Budget Group, Inc. *	20,600	766,732
C.H. Robinson Worldwide, Inc.	33,200	2,525,192
Celadon Group, Inc.	8,890	67,564
Covenant Transport Group, Inc., Class A *	3,000	64,590
CSX Corp.	216,300	10,034,157
Delta Air Lines, Inc.	161,811	7,643,952
Expeditors International of Washington, Inc.	40,900	2,130,072
FedEx Corp.	54,263	10,261,676
Forward Air Corp.	4,600	221,674
Genesee & Wyoming, Inc., Class A *	14,800	1,115,328
Hawaiian Holdings, Inc. *	10,700	545,165
Heartland Express, Inc.	16,241	334,565
Hertz Global Holdings, Inc. *	17,460	366,136
Hub Group, Inc., Class A *	7,100	314,885
JB Hunt Transport Services, Inc.	19,600	1,941,968
JetBlue Airways Corp. *	70,599	1,384,446
Security	Number of Shares	Value ($)
Kansas City Southern	26,555	2,281,340
Kirby Corp. *	15,000	966,750
Knight Transportation, Inc.	14,650	489,310
Landstar System, Inc.	9,700	820,620
Macquarie Infrastructure Corp.	18,600	1,394,814
Marten Transport Ltd.	9,476	216,527
Matson, Inc.	10,500	374,430
Norfolk Southern Corp.	66,500	7,811,090
Old Dominion Freight Line, Inc. *	15,102	1,333,205
Park-Ohio Holdings Corp.	3,600	161,460
Roadrunner Transportation Systems, Inc. *	4,900	38,808
Ryder System, Inc.	15,560	1,207,456
Saia, Inc. *	4,450	213,822
SkyWest, Inc.	14,300	506,220
Southwest Airlines Co.	135,815	7,104,483
Spirit Airlines, Inc. *	14,000	756,560
Swift Transportation Co. *	19,000	433,770
Union Pacific Corp.	185,370	19,756,735
United Continental Holdings, Inc. *	62,966	4,437,214
United Parcel Service, Inc., Class B	155,241	16,941,450
Universal Logistics Holdings, Inc.	3,300	47,685
Werner Enterprises, Inc.	10,032	281,899
XPO Logistics, Inc. *	15,910	711,813
YRC Worldwide, Inc. *	8,600	128,398
		117,148,478

Utilities 3.1%
AES Corp.	138,596	1,585,538
ALLETE, Inc.	14,633	956,267
Alliant Energy Corp.	52,600	1,980,390
Ameren Corp.	54,476	2,868,161
American Electric Power Co., Inc.	112,120	7,182,407
American States Water Co.	9,600	420,288
American Water Works Co., Inc.	37,200	2,731,968
Aqua America, Inc.	45,967	1,397,856
Artesian Resources Corp., Class A	4,000	124,120
Atmos Energy Corp.	22,672	1,727,153
Avangrid, Inc.	16,400	636,320
Avista Corp.	15,800	610,512
Black Hills Corp.	13,400	838,170
Cadiz, Inc. *	6,356	89,302
California Water Service Group	11,300	389,850
Calpine Corp. *	65,100	768,180
CenterPoint Energy, Inc.	88,700	2,324,827
Chesapeake Utilities Corp.	2,770	181,158
CMS Energy Corp.	56,959	2,426,453
Connecticut Water Service, Inc.	5,100	275,604
Consolidated Edison, Inc.	67,810	5,041,673
Delta Natural Gas Co., Inc.	1,291	33,979
Dominion Resources, Inc.	140,454	10,713,831
DTE Energy Co.	40,348	3,979,927
Duke Energy Corp.	155,750	12,232,605
Dynegy, Inc. *	27,300	260,715
Edison International	70,610	5,146,057
El Paso Electric Co.	11,300	518,670
Entergy Corp.	37,993	2,721,819
Eversource Energy	73,136	4,045,884
Exelon Corp.	204,669	7,343,524
FirstEnergy Corp.	90,356	2,739,594
Genie Energy Ltd., Class B *	12,800	73,856
Great Plains Energy, Inc.	41,341	1,138,945
Hawaiian Electric Industries, Inc.	27,100	907,308
IDACORP, Inc.	13,300	1,064,266
MDU Resources Group, Inc.	45,325	1,330,289
MGE Energy, Inc.	9,950	633,317
Middlesex Water Co.	9,400	355,414
National Fuel Gas Co.	20,700	1,162,305
New Jersey Resources Corp.	20,150	759,655

18

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NextEra Energy, Inc.	103,972	12,863,416
NiSource, Inc.	65,764	1,471,141
Northwest Natural Gas Co.	6,300	371,070
NorthWestern Corp.	10,900	622,499
NRG Energy, Inc.	63,356	1,047,908
NRG Yield, Inc., Class A	8,300	134,875
NRG Yield, Inc., Class C	30,600	518,670
OGE Energy Corp.	41,200	1,381,848
ONE Gas, Inc.	8,525	550,885
Ormat Technologies, Inc.	8,600	461,820
Otter Tail Corp.	7,800	295,230
Pattern Energy Group, Inc.	14,497	286,171
PG&E Corp.	116,600	7,216,374
Pinnacle West Capital Corp.	24,200	1,878,646
PNM Resources, Inc.	21,200	729,280
Portland General Electric Co.	24,800	1,081,528
PPL Corp.	149,100	5,194,644
Public Service Enterprise Group, Inc.	109,200	4,832,100
Pure Cycle Corp. *	8,000	41,200
SCANA Corp.	31,005	2,130,043
Sempra Energy	56,096	5,743,669
SJW Group.	4,470	223,947
South Jersey Industries, Inc.	19,400	640,200
Southwest Gas Holdings, Inc.	13,400	1,079,638
Spire, Inc.	15,200	988,000
TerraForm Power, Inc., Class A *	9,400	111,578
The Southern Co.	222,773	11,011,669
The York Water Co.	6,100	218,380
UGI Corp.	36,400	1,687,868
Unitil Corp.	7,200	329,544
Vectren Corp.	23,366	1,282,560
WEC Energy Group, Inc.	69,277	4,090,807
Westar Energy, Inc.	33,000	1,804,770
WGL Holdings, Inc.	10,700	876,758
Xcel Energy, Inc.	109,608	4,529,003
		169,445,896
Total Common Stock
(Cost $3,301,732,665)		5,420,356,366

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)(f)	18,400	5,704

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(f)	31,000	34,410
FRD Acquisition Co. CVR *(b)(f)	8,700	—
		34,410

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(f)	8,900	—

Telecommunication Services 0.0%
Leap Wireless CVR *(b)(f)	13,000	41,600
Total Rights
(Cost $67,393)		81,714
Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.46% (d)	23,784,186	23,784,186
Total Other Investment Company
(Cost $23,784,186)		23,784,186
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (e)	8,336,848	8,336,848
Total Short-Term Investment
(Cost $8,336,848)		8,336,848

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $3,370,035,950 and the unrealized appreciation and depreciation were $2,182,514,047 and ($99,990,883) , respectively, with a net unrealized appreciation of $2,082,523,164.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $81,714 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $23,037,863.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/17/17	47	3,194,825	(2,660)
S&P 500 Index, e-mini, Long, expires 03/17/17	158	17,968,550	(3,892)
Net Unrealized Depreciation			(6,552)

19

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,126,206,832	$—	$—	$5,126,206,832
Consumer Durables & Apparel	76,474,440	—	— *	76,474,440
Real Estate	217,675,094	—	— *	217,675,094
Rights [1]	—	—	81,714 *	81,714
Other Investment Company[1]	23,784,186	—	—	23,784,186
Short-Term Investment[1]	—	8,336,848	—	8,336,848
Total	$5,444,140,552	$8,336,848	$81,714	$5,452,559,114
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($6,552)	$—	$—	($6,552)
*	Level 3 amount shown includes securities determined to have no value at January 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
20

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.6%	Common Stock	2,640,791,740	3,050,642,162
0.6%	Preferred Stock	17,936,619	18,623,935
0.1%	Other Investment Company	4,552,859	4,552,859
0.5%	Short-Term Investments	13,927,219	13,927,219
99.8%	Total Investments	2,677,208,437	3,087,746,175
0.2%	Other Assets and Liabilities, Net		7,577,174
100.0%	Net Assets		3,095,323,349

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 7.4%
Banks 2.5%
Australia & New Zealand Banking Group Ltd.	716,549	15,920,562
Bank of Queensland Ltd.	89,063	809,186
Bendigo & Adelaide Bank Ltd.	117,885	1,122,672
Commonwealth Bank of Australia	418,224	25,913,188
National Australia Bank Ltd.	651,619	14,984,705
Westpac Banking Corp.	817,197	19,672,770
		78,423,083
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	686,097
Commercial & Professional Supplies 0.1%
Brambles Ltd.	392,318	3,100,495
SEEK Ltd.	74,156	812,795
		3,913,290
Consumer Services 0.2%
Aristocrat Leisure Ltd.	128,377	1,488,761
Crown Resorts Ltd.	86,330	746,813
Domino's Pizza Enterprises Ltd.	14,586	658,029
Flight Centre Travel Group Ltd.	11,202	254,699
Tabcorp Holdings Ltd.	197,467	709,745
Tatts Group Ltd.	359,783	1,184,479
		5,042,526
Diversified Financials 0.3%
AMP Ltd.	709,105	2,691,457
ASX Ltd.	47,112	1,783,153
Challenger Ltd.	134,444	1,124,947
Macquarie Group Ltd.	74,739	4,799,399
		10,398,956
Energy 0.4%
Caltex Australia Ltd.	64,807	1,406,482
Oil Search Ltd.	349,709	1,826,381
Origin Energy Ltd.	420,422	2,254,403
Santos Ltd.	395,441	1,203,046
Woodside Petroleum Ltd.	185,020	4,436,149
		11,126,461
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	273,436	8,353,249
Woolworths Ltd.	311,342	5,810,386
		14,163,635
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	958,858
Treasury Wine Estates Ltd.	179,536	1,583,870
		2,542,728
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	1,288,311
Healthscope Ltd.	411,020	682,567
Ramsay Health Care Ltd.	33,875	1,716,965
Sonic Healthcare Ltd.	96,015	1,514,282
		5,202,125
Insurance 0.3%
Insurance Australia Group Ltd.	597,474	2,614,802
Medibank Pvt Ltd.	707,986	1,450,900
QBE Insurance Group Ltd.	339,813	3,223,870
Suncorp Group Ltd.	309,827	3,063,240
		10,352,812
Materials 1.3%
Alumina Ltd.	652,303	961,140
Amcor Ltd.	289,149	3,138,428
BHP Billiton Ltd.	788,663	16,000,579
Boral Ltd.	290,039	1,281,767
Fortescue Metals Group Ltd.	384,488	1,945,621
Incitec Pivot Ltd.	387,731	1,133,189
James Hardie Industries plc CDI	108,813	1,709,053
Newcrest Mining Ltd.	185,787	3,046,753
Orica Ltd.	96,446	1,372,911
Rio Tinto Ltd.	102,987	5,224,471
South32 Ltd.	1,284,917	2,689,310
		38,503,222
Media 0.0%
REA Group Ltd.	11,834	472,445
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	112,159	9,561,557
Real Estate 0.6%
Dexus Property Group	239,107	1,628,859
Goodman Group	454,420	2,386,300
LendLease Group	136,065	1,454,970
Mirvac Group	951,910	1,466,301
Scentre Group	1,297,959	4,331,174
Stockland	608,687	2,008,617
The GPT Group	438,599	1,557,555
Vicinity Centres	803,376	1,743,204
Westfield Corp.	484,604	3,230,547
		19,807,527
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	503,739
Software & Services 0.0%
Computershare Ltd.	115,712	1,131,670

1

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Telstra Corp., Ltd.	1,053,996	3,998,904
TPG Telecom Ltd.	90,804	446,085
Vocus Group Ltd.	147,415	452,077
		4,897,066
Transportation 0.2%
Aurizon Holdings Ltd.	498,416	1,893,535
Qantas Airways Ltd.	144,571	373,692
Sydney Airport	283,449	1,257,848
Transurban Group	502,152	3,885,700
		7,410,775
Utilities 0.2%
AGL Energy Ltd.	167,663	2,875,017
APA Group	263,879	1,685,687
AusNet Services	407,266	488,503
DUET Group	616,563	1,310,323
		6,359,530
		230,499,244

Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	72,284	2,203,300
Raiffeisen Bank International AG *	31,357	698,387
		2,901,687
Capital Goods 0.0%
ANDRITZ AG	16,537	893,822
Energy 0.0%
OMV AG	34,514	1,207,923
Materials 0.1%
voestalpine AG	29,000	1,229,694
		6,233,126

Belgium 1.1%
Banks 0.1%
KBC Group N.V.	61,980	4,025,420
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	21,293	1,814,647
Food & Staples Retailing 0.0%
Colruyt S.A.	17,161	839,879
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev S.A./N.V.	186,516	19,475,630
Insurance 0.1%
Ageas	48,027	2,056,395
Materials 0.1%
Solvay S.A.	17,808	2,087,984
Umicore S.A.	22,105	1,238,199
		3,326,183
Media 0.0%
Telenet Group Holding N.V. *	12,101	649,338
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	30,363	2,097,175
Telecommunication Services 0.0%
Proximus	34,481	990,283
		35,274,950

Denmark 1.7%
Banks 0.2%
Danske Bank A/S	165,052	5,505,224
Capital Goods 0.1%
Vestas Wind Systems A/S	54,860	3,847,268
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.1%
ISS A/S	40,953	1,458,270
Consumer Durables & Apparel 0.1%
Pandora A/S	27,457	3,598,208
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	25,270	2,286,108
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	28,914	2,073,287
William Demant Holding A/S *	32,260	604,038
		2,677,325
Insurance 0.0%
Tryg A/S	28,614	547,477
Materials 0.1%
Chr. Hansen Holding A/S	23,411	1,429,100
Novozymes A/S, B Shares	55,255	2,153,845
		3,582,945
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Genmab A/S *	13,680	2,649,271
Novo Nordisk A/S, Class B	467,959	16,911,914
		19,561,185
Telecommunication Services 0.1%
TDC A/S *	207,416	1,092,893
Transportation 0.2%
AP Moeller — Maersk A/S, Series A	924	1,479,380
AP Moeller — Maersk A/S, Series B	1,602	2,685,157
DSV A/S	45,591	2,217,070
		6,381,607
Utilities 0.0%
DONG Energy A/S *	21,450	813,376
		51,351,886

Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	30,079	1,128,368
Capital Goods 0.2%
Kone Oyj, Class B	83,581	3,778,773
Metso Oyj	25,010	768,882
Wartsila Oyj Abp	36,379	1,826,926
		6,374,581
Energy 0.0%
Neste Oyj	30,786	1,071,140
Insurance 0.2%
Sampo Oyj, A Shares	110,633	5,123,248
Materials 0.2%
Stora Enso Oyj, R Shares	141,926	1,610,600
UPM-Kymmene Oyj	129,195	2,930,130
		4,540,730
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	26,910	1,252,626
Technology Hardware & Equipment 0.2%
Nokia Oyj	1,438,841	6,460,632
Telecommunication Services 0.0%
Elisa Oyj	33,232	1,119,839
Utilities 0.1%
Fortum Oyj	110,652	1,765,420
		28,836,584

2

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 9.8%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	44,788	4,811,682
Peugeot S.A. *	120,418	2,241,051
Renault S.A.	46,716	4,206,477
Valeo S.A.	57,219	3,497,203
		14,756,413
Banks 1.0%
BNP Paribas S.A.	259,565	16,604,842
Credit Agricole S.A.	273,880	3,634,844
Natixis S.A.	235,018	1,392,617
Societe Generale S.A.	188,429	9,211,822
		30,844,125
Capital Goods 1.7%
Airbus SE	141,079	9,563,036
Alstom S.A. *	37,761	1,071,445
Bouygues S.A.	52,322	1,901,169
Compagnie de Saint-Gobain	122,207	6,004,721
Dassault Aviation S.A.	607	699,617
Eiffage S.A.	13,759	989,131
Legrand S.A.	66,194	3,844,624
Rexel S.A.	77,313	1,348,412
Safran S.A.	76,767	5,203,782
Schneider Electric SE	137,992	9,873,884
Thales S.A.	24,970	2,342,552
Vinci S.A.	124,259	8,710,124
Zodiac Aerospace (a)	47,203	1,434,694
		52,987,191
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	67,071	1,313,488
Edenred	49,244	1,073,646
Societe BIC S.A.	6,847	895,255
		3,282,389
Consumer Durables & Apparel 0.8%
Christian Dior SE	12,965	2,783,136
Hermes International	6,364	2,765,713
Kering	18,451	4,392,095
LVMH Moet Hennessy Louis Vuitton SE	68,577	13,819,849
SEB S.A.	6,090	765,855
		24,526,648
Consumer Services 0.1%
Accor S.A.	41,811	1,694,432
Sodexo S.A.	22,043	2,437,565
		4,131,997
Diversified Financials 0.0%
Eurazeo S.A.	9,507	585,541
Wendel S.A.	6,304	746,081
		1,331,622
Energy 0.9%
TOTAL S.A.	550,293	27,842,165
Food & Staples Retailing 0.1%
Carrefour S.A.	139,679	3,417,007
Casino Guichard Perrachon S.A.	13,859	747,308
		4,164,315
Food, Beverage & Tobacco 0.5%
Danone S.A.	144,307	9,046,419
Pernod-Ricard S.A.	52,077	6,091,648
Remy Cointreau S.A.	5,148	468,034
		15,606,101
Health Care Equipment & Services 0.2%
Essilor International S.A.	50,483	5,922,472
Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
L'Oreal S.A.	61,670	11,212,656
Insurance 0.4%
AXA S.A.	475,454	11,685,351
CNP Assurances	42,813	804,578
SCOR SE	39,088	1,322,890
		13,812,819
Materials 0.5%
Air Liquide S.A.	94,614	10,214,876
ArcelorMittal *	440,423	3,434,216
Arkema S.A.	16,784	1,657,618
Imerys S.A.	8,347	670,317
		15,977,027
Media 0.4%
Eutelsat Communications S.A.	42,441	723,902
JC Decaux S.A.	19,220	615,281
Lagardere S.C.A.	27,000	677,399
Publicis Groupe S.A.	47,259	3,246,645
SES S.A.	91,135	1,772,097
Vivendi S.A.	250,183	4,587,371
		11,622,695
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Eurofins Scientific SE	2,700	1,212,196
Sanofi	283,908	22,819,524
		24,031,720
Real Estate 0.3%
Fonciere Des Regions	8,593	716,274
Gecina S.A.	10,487	1,352,328
ICADE	9,509	674,137
Klepierre	53,561	2,033,889
Unibail-Rodamco SE	24,502	5,646,526
		10,423,154
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	149,777	1,976,781
Software & Services 0.3%
Atos SE	22,145	2,356,103
Capgemini S.A.	40,684	3,312,428
Dassault Systemes S.A.	31,267	2,420,476
		8,089,007
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	13,215	1,114,371
Telecommunication Services 0.3%
Iliad S.A.	6,150	1,315,183
Orange S.A.	489,871	7,604,971
SFR Group S.A. *	20,060	582,860
		9,503,014
Transportation 0.1%
Aeroports de Paris	6,658	738,821
Bollore S.A.	202,640	810,454
Groupe Eurotunnel SE — Reg'd	113,376	1,054,650
		2,603,925
Utilities 0.3%
Electricite de France S.A. (a)	67,770	668,077
Engie S.A.	383,990	4,597,328
Suez	85,592	1,296,509
Veolia Environnement S.A.	119,484	2,035,207
		8,597,121
		304,359,728

3

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 8.7%
Automobiles & Components 1.0%
Bayerische Motoren Werke AG	79,555	7,264,180
Continental AG	26,960	5,277,785
Daimler AG — Reg'd	236,106	17,756,790
Volkswagen AG	8,036	1,287,322
		31,586,077
Banks 0.1%
Commerzbank AG	259,072	2,253,315
Capital Goods 1.0%
Brenntag AG	38,160	2,220,042
GEA Group AG	46,234	1,915,797
HOCHTIEF AG	4,861	692,940
MAN SE	8,932	926,000
OSRAM Licht AG	22,359	1,297,954
Siemens AG — Reg'd	187,028	24,193,638
		31,246,371
Consumer Durables & Apparel 0.3%
adidas AG	45,642	7,202,525
Hugo Boss AG	17,602	1,130,888
		8,333,413
Diversified Financials 0.3%
Deutsche Bank AG — Reg'd *	336,879	6,727,795
Deutsche Boerse AG *	45,917	4,236,921
		10,964,716
Food & Staples Retailing 0.0%
METRO AG	43,780	1,498,184
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	52,840	4,313,049
Fresenius SE & Co. KGaA	100,772	7,975,570
		12,288,619
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,171,833
Henkel AG & Co. KGaA	24,790	2,615,896
		4,787,729
Insurance 0.9%
Allianz SE — Reg'd	111,997	19,035,491
Hannover Rueck SE	15,006	1,652,903
Muenchener Rueckversicherungs-Gesellschaft AG — Reg'd	39,319	7,404,010
		28,092,404
Materials 1.4%
BASF SE	224,694	21,690,555
Covestro AG	16,858	1,268,627
Evonik Industries AG	39,945	1,296,686
HeidelbergCement AG	36,540	3,529,914
K&S AG — Reg'd	49,682	1,262,085
LANXESS AG	22,836	1,661,805
Linde AG	45,529	7,404,122
Symrise AG	29,749	1,791,258
ThyssenKrupp AG	88,924	2,252,697
		42,157,749
Media 0.1%
Axel Springer SE	9,347	492,682
ProSiebenSat.1 Media SE	57,179	2,432,470
RTL Group S.A. *	8,951	683,833
		3,608,985
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG — Reg'd	202,407	22,483,183
Merck KGaA	31,180	3,440,146
QIAGEN N.V. *	53,388	1,553,593
		27,476,922
Real Estate 0.2%
Deutsche Wohnen AG	84,223	2,747,141
Vonovia SE	115,239	3,775,562
		6,522,703
Retailing 0.0%
Zalando SE *	20,862	825,068
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	277,368	5,103,936
Software & Services 0.7%
SAP SE	240,644	22,006,931
United Internet AG — Reg'd	30,312	1,270,275
		23,277,206
Telecommunication Services 0.5%
Deutsche Telekom AG — Reg'd	797,044	13,953,844
Telefonica Deutschland Holding AG	186,815	781,481
		14,735,325
Transportation 0.3%
Deutsche Lufthansa AG — Reg'd	53,108	709,448
Deutsche Post AG — Reg'd	237,769	7,980,720
Fraport AG Frankfurt Airport Services Worldwide	9,632	576,428
		9,266,596
Utilities 0.2%
E.ON SE	481,636	3,710,081
Innogy SE *	33,000	1,128,730
RWE AG *	119,048	1,585,128
		6,423,939
		270,449,257

Hong Kong 3.4%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	896,500	3,584,101
Hang Seng Bank Ltd.	188,236	3,836,807
The Bank of East Asia Ltd.	305,000	1,299,133
		8,720,041
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	666,025	7,982,430
Jardine Matheson Holdings Ltd.	61,600	3,799,188
NWS Holdings Ltd.	402,000	722,376
		12,503,994
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	597,548
Techtronic Industries Co., Ltd.	331,000	1,144,799
Yue Yuen Industrial Holdings Ltd.	199,000	728,402
		2,470,749
Consumer Services 0.3%
Galaxy Entertainment Group Ltd.	568,000	2,697,937
Melco Crown Entertainment Ltd. ADR	45,490	766,052
MGM China Holdings Ltd.	254,000	493,374
Sands China Ltd.	592,400	2,606,539
Shangri-La Asia Ltd.	258,000	286,971
SJM Holdings Ltd.	398,000	316,234
Wynn Macau Ltd.	425,200	773,279
		7,940,386

4

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	373,992
Hong Kong Exchanges & Clearing Ltd.	281,218	6,801,775
		7,175,767
Food, Beverage & Tobacco 0.0%
WH Group Ltd.	1,935,500	1,470,094
Insurance 0.6%
AIA Group Ltd.	2,956,800	18,306,585
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	651,025	4,279,108
Hang Lung Group Ltd.	225,000	862,903
Hang Lung Properties Ltd.	536,000	1,319,136
Henderson Land Development Co., Ltd.	266,681	1,472,062
Hongkong Land Holdings Ltd.	286,700	1,936,295
Hysan Development Co., Ltd.	156,000	710,962
Kerry Properties Ltd.	166,500	471,168
Link REIT	545,500	3,727,717
New World Development Co., Ltd.	1,434,666	1,655,309
Sino Land Co., Ltd.	800,000	1,321,877
Sun Hung Kai Properties Ltd.	348,604	4,797,158
Swire Pacific Ltd., Class A	127,590	1,299,875
Swire Properties Ltd.	277,600	781,103
The Wharf Holdings Ltd.	344,100	2,580,160
Wheelock & Co., Ltd.	204,000	1,239,895
		28,454,728
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	690,589
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	650,000	907,996
PCCW Ltd.	976,000	592,397
		1,500,393
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	350,787
MTR Corp., Ltd.	367,000	1,864,417
		2,215,204
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	167,000	1,342,964
CLP Holdings Ltd.	395,580	3,861,091
HK Electric Investments & HK Electric Investments Ltd.	644,000	537,553
Hong Kong & China Gas Co., Ltd.	1,851,867	3,486,698
Power Assets Holdings Ltd.	338,500	3,243,459
		12,471,765
		103,920,295

Ireland 0.5%
Banks 0.1%
Bank of Ireland *	6,507,733	1,748,350
Consumer Services 0.1%
Paddy Power Betfair plc	19,553	2,043,202
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	38,763	2,724,087
Materials 0.2%
CRH plc	200,485	6,953,955
Transportation 0.0%
Ryanair Holdings plc *	43,580	674,293
		14,143,887

Security	Number of Shares	Value ($)
Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,600,812
Bank Leumi Le-Israel B.M. *	347,306	1,436,495
Mizrahi Tefahot Bank Ltd.	30,973	477,072
		3,514,379
Capital Goods 0.0%
Elbit Systems Ltd.	6,178	680,818
Materials 0.1%
Frutarom Industries Ltd.	9,998	528,247
Israel Chemicals Ltd.	111,577	512,804
		1,041,051
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Taro Pharmaceutical Industries Ltd. *(a)	3,544	370,312
Teva Pharmaceutical Industries Ltd. ADR	224,455	7,503,531
		7,873,843
Real Estate 0.0%
Azrieli Group Ltd.	11,367	518,847
Software & Services 0.2%
Check Point Software Technologies Ltd. *	31,217	3,083,303
Mobileye N.V. *	41,706	1,791,690
Nice Ltd.	15,579	1,090,180
		5,965,173
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	832,009
		20,426,120

Italy 1.9%
Automobiles & Components 0.1%
Ferrari N.V.	30,129	1,878,137
Fiat Chrysler Automobiles N.V. *	213,501	2,337,721
		4,215,858
Banks 0.4%
Intesa Sanpaolo S.p.A.	3,118,316	7,324,487
Mediobanca S.p.A.	139,974	1,205,180
UniCredit S.p.A.	126,770	3,460,447
		11,990,114
Capital Goods 0.1%
CNH Industrial N.V.	245,645	2,182,233
Leonardo S.p.A. *	107,749	1,388,175
Prysmian S.p.A.	46,111	1,199,484
		4,769,892
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	42,574	2,285,915
Diversified Financials 0.0%
EXOR N.V.	27,867	1,271,519
Energy 0.5%
Eni S.p.A.	620,941	9,547,474
Saipem S.p.A. *	1,497,124	768,744
Snam S.p.A.	617,561	2,350,504
Tenaris S.A.	117,136	2,051,866
		14,718,588
Insurance 0.2%
Assicurazioni Generali S.p.A.	282,995	4,515,774
Poste Italiane S.p.A	124,707	784,756
UnipolSai S.p.A.	249,290	519,907
		5,820,437

5

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,551,684	2,194,233
Transportation 0.1%
Atlantia S.p.A.	103,819	2,366,009
Utilities 0.3%
Enel S.p.A.	1,876,269	7,843,987
Terna — Rete Elettrica Nationale S.p.A.	363,475	1,594,139
		9,438,126
		59,070,691

Japan 24.0%
Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	45,600	2,085,945
Bridgestone Corp.	158,657	5,818,891
Denso Corp.	116,200	5,031,984
Fuji Heavy Industries Ltd.	149,900	5,998,412
Honda Motor Co., Ltd.	400,139	11,907,694
Isuzu Motors Ltd.	145,300	1,949,621
Koito Manufacturing Co., Ltd.	28,800	1,527,714
Mazda Motor Corp.	138,800	2,042,597
Mitsubishi Motors Corp.	176,800	957,751
NGK Spark Plug Co., Ltd.	46,900	1,056,337
Nissan Motor Co., Ltd.	589,996	5,836,928
NOK Corp.	20,800	422,701
Stanley Electric Co., Ltd.	38,100	1,073,365
Sumitomo Electric Industries Ltd.	189,200	2,753,018
Sumitomo Rubber Industries Ltd.	40,700	635,691
Suzuki Motor Corp.	82,300	3,176,191
The Yokohama Rubber Co., Ltd.	24,500	430,885
Toyoda Gosei Co., Ltd.	17,100	411,918
Toyota Industries Corp.	39,700	1,915,924
Toyota Motor Corp.	653,503	38,003,065
Yamaha Motor Co., Ltd.	69,400	1,443,482
		94,480,114
Banks 2.0%
Aozora Bank Ltd.	296,000	1,078,023
Concordia Financial Group Ltd.	277,000	1,461,015
Fukuoka Financial Group, Inc.	180,000	794,572
Japan Post Bank Co., Ltd.	100,900	1,225,656
Kyushu Financial Group, Inc.	75,000	516,763
Mebuki Financial Group, Inc.	226,580	870,130
Mitsubishi UFJ Financial Group, Inc.	3,120,809	19,984,168
Mizuho Financial Group, Inc.	5,929,634	11,002,951
Resona Holdings, Inc.	547,700	2,965,287
Seven Bank Ltd.	149,400	428,017
Shinsei Bank Ltd.	411,000	706,894
Sumitomo Mitsui Financial Group, Inc.	326,746	12,818,896
Sumitomo Mitsui Trust Holdings, Inc.	82,800	3,086,236
Suruga Bank Ltd.	44,300	1,009,241
The Bank of Kyoto Ltd.	77,000	601,943
The Chiba Bank Ltd.	169,000	1,105,484
The Chugoku Bank Ltd.	43,400	638,410
The Hachijuni Bank Ltd.	95,000	559,165
The Hiroshima Bank Ltd.	116,000	541,977
The Shizuoka Bank Ltd.	132,000	1,148,614
Yamaguchi Financial Group, Inc.	50,000	544,758
		63,088,200
Capital Goods 3.4%
Amada Holdings Co., Ltd.	86,000	1,010,816
Asahi Glass Co., Ltd.	246,000	1,827,689
Daikin Industries Ltd.	56,700	5,628,182
FANUC Corp.	47,200	9,266,616
Fuji Electric Co., Ltd.	140,000	829,420
Hino Motors Ltd.	61,600	649,903
Security	Number of Shares	Value ($)
Hitachi Construction Machinery Co., Ltd.	23,300	535,845
Hoshizaki Corp.	11,900	969,744
IHI Corp. *	356,000	958,640
ITOCHU Corp.	368,400	5,075,041
JGC Corp.	48,000	833,250
JTEKT Corp.	53,100	872,092
Kajima Corp.	215,000	1,498,514
Kawasaki Heavy Industries Ltd.	357,000	1,117,125
Keihan Holdings Co., Ltd.	115,000	766,013
Komatsu Ltd.	225,609	5,342,109
Kubota Corp.	262,500	4,173,032
Kurita Water Industries Ltd.	25,000	593,043
LIXIL Group Corp.	64,900	1,515,330
Mabuchi Motor Co., Ltd.	11,300	580,869
Makita Corp.	26,500	1,840,604
Marubeni Corp.	393,000	2,391,185
Minebea Mitsumi, Inc.	89,000	884,758
MISUMI Group, Inc.	68,200	1,274,232
Mitsubishi Corp.	371,900	8,401,255
Mitsubishi Electric Corp.	475,400	7,234,953
Mitsubishi Heavy Industries Ltd.	793,000	3,562,298
Mitsui & Co., Ltd.	422,700	6,203,493
Nabtesco Corp.	28,000	730,266
NGK Insulators Ltd.	63,000	1,235,278
Nidec Corp.	58,100	5,455,211
NSK Ltd.	102,400	1,243,059
Obayashi Corp.	157,000	1,495,610
Seibu Holdings, Inc.	40,700	685,798
Shimizu Corp.	140,000	1,286,784
SMC Corp.	13,900	3,794,397
Sumitomo Corp.	296,400	3,715,602
Sumitomo Heavy Industries Ltd.	146,000	1,003,806
Taisei Corp.	255,000	1,811,412
THK Co., Ltd.	27,000	665,312
Toshiba Corp. *	978,178	2,097,583
TOTO Ltd.	36,300	1,462,026
Toyota Tsusho Corp.	49,200	1,353,296
		103,871,491
Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	132,000	1,342,917
Park24 Co., Ltd.	25,000	690,018
Recruit Holdings Co., Ltd.	90,900	3,979,204
Secom Co., Ltd.	52,200	3,774,975
Sohgo Security Services Co., Ltd.	17,100	643,399
Toppan Printing Co., Ltd.	128,000	1,256,440
		11,686,953
Consumer Durables & Apparel 1.0%
Asics Corp.	36,800	716,855
Bandai Namco Holdings, Inc.	47,500	1,308,186
Casio Computer Co., Ltd.	60,500	835,931
Iida Group Holdings Co., Ltd.	37,800	707,436
Nikon Corp.	81,700	1,318,575
Panasonic Corp.	542,812	5,647,921
Rinnai Corp.	8,500	722,350
Sankyo Co., Ltd.	10,600	353,920
Sega Sammy Holdings, Inc.	49,800	781,956
Sekisui Chemical Co., Ltd.	97,000	1,582,800
Sekisui House Ltd.	147,000	2,377,915
Sharp Corp. *(a)	355,000	960,025
Shimano, Inc.	18,600	2,932,991
Sony Corp.	310,700	9,407,294
Yamaha Corp.	40,300	1,230,979
		30,885,134

6

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	413,301
McDonald's Holdings Co., Ltd. (a)	15,000	394,361
Oriental Land Co., Ltd.	54,200	2,970,123
		3,777,785
Diversified Financials 0.6%
Acom Co., Ltd. *	88,800	381,942
AEON Financial Service Co., Ltd.	24,800	443,986
Credit Saison Co., Ltd.	34,000	619,479
Daiwa Securities Group, Inc.	404,000	2,576,016
Japan Exchange Group, Inc.	130,100	1,933,751
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	658,844
Nomura Holdings, Inc.	881,400	5,463,672
ORIX Corp.	327,800	4,945,593
SBI Holdings, Inc.	48,290	666,582
		17,689,865
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	621,521
Inpex Corp.	239,000	2,345,352
JX Holdings, Inc.	530,600	2,502,296
Showa Shell Sekiyu K.K.	49,300	483,267
TonenGeneral Sekiyu K.K.	68,000	799,687
		6,752,123
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	161,200	2,329,799
FamilyMart UNY Holdings Co., Ltd.	21,300	1,349,552
Lawson, Inc.	17,000	1,240,879
Seven & i Holdings Co., Ltd.	185,903	7,422,800
Sundrug Co., Ltd.	8,600	593,064
Tsuruha Holdings, Inc.	8,500	799,014
		13,735,108
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	130,700	2,579,698
Asahi Group Holdings Ltd.	93,700	3,297,270
Calbee, Inc.	20,700	673,845
Japan Tobacco, Inc.	269,600	8,696,093
Kikkoman Corp.	35,000	1,101,845
Kirin Holdings Co., Ltd.	203,000	3,326,302
MEIJI Holdings Co., Ltd.	29,000	2,246,236
NH Foods Ltd.	45,000	1,224,710
Nisshin Seifun Group, Inc.	49,400	751,498
Nissin Foods Holdings Co., Ltd.	15,200	802,153
Suntory Beverage & Food Ltd.	34,000	1,446,618
Toyo Suisan Kaisha Ltd.	22,800	813,536
Yakult Honsha Co., Ltd.	23,100	1,187,132
Yamazaki Baking Co., Ltd.	32,000	643,543
		28,790,479
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	43,000	707,796
CYBERDYNE, Inc. *(a)	23,300	328,867
Hoya Corp.	97,807	4,263,106
M3, Inc.	49,500	1,329,904
Medipal Holdings Corp.	43,300	701,785
Miraca Holdings, Inc.	14,800	674,518
Olympus Corp.	71,300	2,466,573
Suzuken Co., Ltd.	19,500	643,791
Sysmex Corp.	37,000	2,222,958
Terumo Corp.	85,200	3,151,877
		16,491,175
Household & Personal Products 0.4%
Kao Corp.	123,319	6,102,402
Kose Corp.	8,000	681,265
Lion Corp.	58,000	1,008,808
Pola Orbis Holdings, Inc.	5,300	503,515
Security	Number of Shares	Value ($)
Shiseido Co., Ltd.	90,100	2,518,208
Unicharm Corp.	100,500	2,263,468
		13,077,666
Insurance 0.7%
Dai-ichi Life Holdings, Inc.	263,600	4,778,776
Japan Post Holdings Co., Ltd.	105,000	1,318,462
MS&AD Insurance Group Holdings, Inc.	124,662	4,170,381
Sompo Holdings, Inc.	85,100	3,081,450
Sony Financial Holdings, Inc.	40,600	679,976
T&D Holdings, Inc.	138,100	2,045,887
Tokio Marine Holdings, Inc.	166,299	6,933,666
		23,008,598
Materials 1.5%
Air Water, Inc.	34,000	629,534
Asahi Kasei Corp.	307,000	2,863,251
Daicel Corp.	72,300	799,499
Hitachi Chemical Co., Ltd.	22,600	641,638
Hitachi Metals Ltd.	55,800	773,561
JFE Holdings, Inc.	124,700	2,182,760
JSR Corp.	49,900	855,255
Kaneka Corp.	72,000	620,367
Kansai Paint Co., Ltd.	55,200	1,072,310
Kobe Steel Ltd. *	68,700	668,238
Kuraray Co., Ltd.	88,000	1,394,799
Maruichi Steel Tube Ltd.	13,300	445,985
Mitsubishi Chemical Holdings Corp.	322,400	2,248,724
Mitsubishi Gas Chemical Co., Inc.	42,500	815,165
Mitsubishi Materials Corp.	27,200	928,201
Mitsui Chemicals, Inc.	220,000	1,034,569
Nippon Paint Holdings Co., Ltd.	40,500	1,181,367
Nippon Steel & Sumitomo Metal Corp.	196,841	4,755,195
Nissan Chemical Industries Ltd.	30,700	1,096,176
Nitto Denko Corp.	40,000	3,165,054
Oji Holdings Corp.	207,000	916,212
Shin-Etsu Chemical Co., Ltd.	94,460	8,149,119
Sumitomo Chemical Co., Ltd.	380,000	2,024,635
Sumitomo Metal Mining Co., Ltd.	119,000	1,612,237
Taiheiyo Cement Corp.	281,000	981,895
Taiyo Nippon Sanso Corp.	27,900	329,501
Teijin Ltd.	48,200	1,017,347
Toray Industries, Inc.	351,000	3,039,283
Toyo Seikan Group Holdings Ltd.	40,600	748,810
		46,990,687
Media 0.1%
Dentsu, Inc.	53,700	2,481,964
Hakuhodo DY Holdings, Inc.	53,300	655,773
Toho Co., Ltd.	29,100	839,217
		3,976,954
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	523,750	7,029,654
Chugai Pharmaceutical Co., Ltd.	53,200	1,563,474
Daiichi Sankyo Co., Ltd.	148,700	3,326,876
Eisai Co., Ltd.	60,900	3,356,849
Hisamitsu Pharmaceutical Co., Inc.	14,600	762,130
Kyowa Hakko Kirin Co., Ltd.	62,300	843,634
Mitsubishi Tanabe Pharma Corp.	59,000	1,183,371
Ono Pharmaceutical Co., Ltd.	99,500	2,041,371
Otsuka Holdings Co., Ltd.	94,400	4,348,819
Santen Pharmaceutical Co., Ltd.	90,800	1,140,983
Shionogi & Co., Ltd.	71,700	3,453,229
Sumitomo Dainippon Pharma Co., Ltd.	41,500	703,990

7

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	726,921
Takeda Pharmaceutical Co., Ltd.	175,900	7,367,680
		37,848,981
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	397,110
Daito Trust Construction Co., Ltd.	17,100	2,390,566
Daiwa House Industry Co., Ltd.	139,000	3,764,417
Daiwa House REIT Investment Corp.	352	886,363
Hulic Co., Ltd.	66,400	647,462
Japan Prime Realty Investment Corp.	196	786,550
Japan Real Estate Investment Corp.	310	1,761,546
Japan Retail Fund Investment Corp.	624	1,334,163
Mitsubishi Estate Co., Ltd.	305,502	5,814,902
Mitsui Fudosan Co., Ltd.	217,777	5,027,859
Nippon Building Fund, Inc.	343	1,969,831
Nippon Prologis REIT, Inc.	396	827,495
Nomura Real Estate Holdings, Inc.	31,300	538,369
Nomura Real Estate Master Fund, Inc.	957	1,491,068
Sumitomo Realty & Development Co., Ltd.	86,000	2,326,441
Tokyo Tatemono Co., Ltd.	48,500	642,295
Tokyu Fudosan Holdings Corp.	132,900	776,915
United Urban Investment Corp.	678	1,081,415
		32,464,767
Retailing 0.6%
ABC-Mart, Inc.	8,180	476,232
Don Quijote Holdings Co., Ltd.	28,100	1,019,898
Fast Retailing Co., Ltd.	13,100	4,120,148
Hikari Tsushin, Inc.	5,100	466,060
Isetan Mitsukoshi Holdings Ltd.	85,700	1,002,456
J. Front Retailing Co., Ltd.	59,500	858,687
Marui Group Co., Ltd.	52,300	747,814
Nitori Holdings Co., Ltd.	19,200	2,151,776
Rakuten, Inc.	220,820	2,204,268
Ryohin Keikaku Co., Ltd.	5,800	1,087,252
Shimamura Co., Ltd.	5,400	707,766
Start Today Co., Ltd.	41,400	779,789
Takashimaya Co., Ltd.	81,000	697,569
USS Co., Ltd.	51,600	905,646
Yamada Denki Co., Ltd.	142,700	786,193
		18,011,554
Semiconductors & Semiconductor Equipment 0.2%
Rohm Co., Ltd.	21,500	1,374,844
Tokyo Electron Ltd.	38,900	4,029,445
		5,404,289
Software & Services 0.6%
Dena Co., Ltd.	25,700	574,249
Fujitsu Ltd.	458,000	2,661,875
Kakaku.com, Inc.	38,400	695,148
Konami Holdings Corp.	24,600	983,737
LINE Corp. *(a)	10,700	342,678
Mixi, Inc.	10,100	438,200
Nexon Co., Ltd.	41,200	627,278
Nintendo Co., Ltd.	27,539	5,636,730
Nomura Research Institute Ltd.	32,300	1,103,638
NTT Data Corp.	31,100	1,567,352
Obic Co., Ltd.	15,400	739,175
Oracle Corp., Japan	9,600	537,895
Otsuka Corp.	13,300	684,470
Trend Micro, Inc. *	28,900	1,121,517
Yahoo Japan Corp.	353,000	1,481,479
		19,195,421
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 1.8%
Alps Electric Co., Ltd.	48,000	1,278,517
Brother Industries Ltd.	54,100	998,570
Canon, Inc.	262,695	7,772,194
FUJIFILM Holdings Corp.	108,411	4,198,242
Hamamatsu Photonics K.K.	33,000	953,030
Hirose Electric Co., Ltd.	8,185	1,065,513
Hitachi High-Technologies Corp.	15,900	681,062
Hitachi Ltd.	1,181,079	6,762,212
Keyence Corp.	23,800	9,243,135
Konica Minolta, Inc.	106,500	1,103,237
Kyocera Corp.	79,600	4,144,037
Murata Manufacturing Co., Ltd.	46,574	6,272,787
NEC Corp.	659,000	1,520,973
Nippon Electric Glass Co., Ltd.	114,000	656,243
Omron Corp.	46,400	1,903,748
Ricoh Co., Ltd.	155,600	1,388,183
Seiko Epson Corp.	70,400	1,450,308
Shimadzu Corp.	58,000	978,803
TDK Corp.	29,400	2,113,165
Yaskawa Electric Corp.	63,500	1,145,029
Yokogawa Electric Corp.	51,000	814,982
		56,443,970
Telecommunication Services 1.5%
KDDI Corp.	445,900	11,980,610
Nippon Telegraph & Telephone Corp.	169,956	7,507,347
NTT DOCOMO, Inc.	338,000	8,081,601
SoftBank Group Corp.	235,100	18,112,039
		45,681,597
Transportation 1.2%
ANA Holdings, Inc.	293,000	870,296
Central Japan Railway Co.	35,500	5,736,310
East Japan Railway Co.	81,660	7,394,894
Hankyu Hanshin Holdings, Inc.	59,300	2,012,042
Japan Airlines Co., Ltd.	27,200	866,134
Japan Airport Terminal Co., Ltd. (a)	12,900	461,213
Kamigumi Co., Ltd.	51,000	495,758
Keikyu Corp.	111,000	1,301,690
Keio Corp.	132,000	1,084,987
Keisei Electric Railway Co., Ltd.	31,500	745,803
Kintetsu Group Holdings Co., Ltd.	440,000	1,691,473
Mitsubishi Logistics Corp.	25,000	355,622
Mitsui O.S.K. Lines Ltd.	273,000	867,563
Nagoya Railroad Co., Ltd.	227,000	1,117,453
Nippon Express Co., Ltd.	213,000	1,126,786
Nippon Yusen K.K.	383,000	809,918
Odakyu Electric Railway Co., Ltd.	69,500	1,376,407
Tobu Railway Co., Ltd.	221,000	1,121,623
Tokyu Corp.	270,000	1,988,509
West Japan Railway Co.	40,700	2,651,718
Yamato Holdings Co., Ltd.	83,400	1,680,788
		35,756,987
Utilities 0.5%
Chubu Electric Power Co., Inc.	161,900	2,161,448
Electric Power Development Co., Ltd.	33,800	785,608
Hokuriku Electric Power Co.	40,300	406,033
Kyushu Electric Power Co., Inc.	104,200	1,163,074
Osaka Gas Co., Ltd.	443,000	1,660,551
The Chugoku Electric Power Co., Inc.	70,100	789,327
The Kansai Electric Power Co., Inc. *	176,500	1,886,122
Toho Gas Co., Ltd.	89,000	665,787
Tohoku Electric Power Co., Inc.	111,800	1,364,807

8

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tokyo Electric Power Co. Holdings, Inc. *	343,990	1,317,519
Tokyo Gas Co., Ltd.	481,201	2,135,504
		14,335,780
		743,445,678

Netherlands 3.3%
Banks 0.5%
ABN AMRO Group N.V. CVA	69,861	1,643,323
ING Groep N.V.	950,340	13,652,535
		15,295,858
Capital Goods 0.3%
AerCap Holdings N.V. *	40,967	1,813,609
Boskalis Westminster N.V.	21,558	797,601
Koninklijke Philips N.V.	231,677	6,797,980
		9,409,190
Commercial & Professional Supplies 0.3%
Randstad Holding N.V.	29,790	1,733,170
RELX N.V.	238,840	4,034,178
Wolters Kluwer N.V.	73,207	2,799,560
		8,566,908
Energy 0.0%
Koninklijke Vopak N.V.	16,676	716,319
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	312,133	6,649,599
Food, Beverage & Tobacco 0.3%
Coca-Cola European Partners plc	52,087	1,798,650
Heineken Holding N.V.	24,444	1,717,144
Heineken N.V.	57,270	4,283,166
		7,798,960
Household & Personal Products 0.5%
Unilever N.V. CVA	399,409	16,200,740
Insurance 0.2%
Aegon N.V.	434,813	2,363,423
NN Group N.V.	76,122	2,695,924
		5,059,347
Materials 0.2%
Akzo Nobel N.V.	61,052	4,143,312
Koninklijke DSM N.V.	43,663	2,783,532
		6,926,844
Media 0.1%
Altice N.V., Class A *	91,755	2,014,376
Altice N.V., Class B *	24,908	549,721
		2,564,097
Semiconductors & Semiconductor Equipment 0.6%
ASML Holding N.V.	90,585	10,999,169
NXP Semiconductors N.V. *	71,349	6,981,500
		17,980,669
Software & Services 0.0%
Gemalto N.V.	19,973	1,160,741
Telecommunication Services 0.1%
Koninklijke KPN N.V.	832,010	2,396,998
		100,726,270

New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	623,246
Materials 0.1%
Fletcher Building Ltd.	171,142	1,318,549
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	1,082,488
Security	Number of Shares	Value ($)
Transportation 0.0%
Auckland International Airport Ltd.	241,551	1,211,595
Utilities 0.1%
Contact Energy Ltd.	165,447	579,769
Mercury NZ Ltd.	131,151	295,546
Meridian Energy Ltd.	316,280	611,077
		1,486,392
		5,722,270

Norway 0.7%
Banks 0.1%
DNB A.S.A.	240,518	4,012,445
Energy 0.2%
Statoil A.S.A.	276,021	5,147,017
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	89,225	1,575,342
Orkla A.S.A.	198,846	1,855,192
		3,430,534
Insurance 0.0%
Gjensidige Forsikring A.S.A.	49,099	844,940
Materials 0.1%
Norsk Hydro A.S.A.	331,184	1,889,182
Yara International A.S.A.	45,058	1,899,897
		3,789,079
Media 0.1%
Schibsted A.S.A., B Shares	20,539	511,392
Schibsted A.S.A., Class A	17,000	449,528
		960,920
Telecommunication Services 0.1%
Telenor A.S.A.	180,244	2,857,311
		21,042,246

Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. — Reg'd *(b)(e)	470,491	—
Energy 0.1%
Galp Energia, SGPS, S.A.	126,038	1,857,072
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	1,013,115
Utilities 0.0%
EDP — Energias de Portugal S.A.	562,711	1,636,431
		4,506,618

Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	428,546	5,793,926
Oversea-Chinese Banking Corp., Ltd.	784,771	5,234,115
United Overseas Bank Ltd.	322,633	4,798,183
		15,826,224
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,551,626
Sembcorp Industries Ltd.	260,600	581,994
Singapore Technologies Engineering Ltd.	375,200	879,295
Yangzijiang Shipbuilding Holdings Ltd.	431,000	246,481
		3,259,396
Consumer Services 0.1%
Genting Singapore plc	1,564,900	1,079,368
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	983,102

9

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	497,061
Wilmar International Ltd.	456,200	1,255,467
		1,752,528
Media 0.0%
Singapore Press Holdings Ltd.	367,400	900,944
Real Estate 0.2%
Ascendas Real Estate Investment Trust	541,900	946,189
CapitaLand Commercial Trust	452,900	490,660
CapitaLand Ltd.	633,200	1,477,727
CapitaLand Mall Trust	644,100	885,062
City Developments Ltd.	113,500	745,012
Global Logistic Properties Ltd.	606,000	1,116,846
Suntec Real Estate Investment Trust	570,100	700,657
UOL Group Ltd.	128,200	580,627
		6,942,780
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	22,000	645,113
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,926,837	5,297,631
StarHub Ltd.	129,000	271,603
		5,569,234
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	919,936
Hutchison Port Holdings Trust, Class U	1,165,600	495,759
SATS Ltd.	177,500	664,988
Singapore Airlines Ltd.	128,400	904,325
		2,985,008
		39,943,697

Spain 3.1%
Banks 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	1,597,796	10,865,956
Banco De Sabadell S.A.	1,313,148	1,982,482
Banco Popular Espanol S.A.	835,149	864,783
Banco Santander S.A.	3,576,276	19,980,166
Bankia S.A.	1,163,780	1,230,299
Bankinter S.A.	167,699	1,349,825
CaixaBank S.A.	789,114	2,892,489
		39,166,000
Capital Goods 0.1%
ACS Actividades de Construccion y Servicios S.A.	48,520	1,495,406
Ferrovial S.A.	117,317	2,129,576
Zardoya Otis S.A.	44,981	379,680
		4,004,662
Energy 0.2%
Enagas S.A.	53,218	1,306,994
Repsol S.A.	276,668	4,100,686
		5,407,680
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	162,710	861,189
Insurance 0.0%
Mapfre S.A.	244,029	739,908
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	69,528	1,492,632
Retailing 0.3%
Industria de Diseno Textil S.A.	265,941	8,796,137
Software & Services 0.2%
Amadeus IT Group S.A.	107,407	4,968,737
Security	Number of Shares	Value ($)
Telecommunication Services 0.4%
Telefonica S.A.	1,142,483	11,053,633
Transportation 0.2%
Abertis Infraestructuras S.A.	152,276	2,182,067
Aena S.A.	16,942	2,463,827
International Consolidated Airlines Group S.A.	219,643	1,320,524
		5,966,418
Utilities 0.4%
Endesa S.A.	76,694	1,581,623
Gas Natural SDG S.A.	82,954	1,600,184
Iberdrola S.A.	1,331,999	8,413,084
Red Electrica Corp. S.A.	104,948	1,876,683
		13,471,574
		95,928,570

Sweden 2.9%
Banks 0.8%
Nordea Bank AB	745,352	8,998,091
Skandinaviska Enskilda Banken AB, A Shares	375,695	4,220,111
Svenska Handelsbanken AB, A Shares	373,166	5,570,886
Swedbank AB, A Shares	218,235	5,518,080
		24,307,168
Capital Goods 0.9%
Alfa Laval AB	71,707	1,340,647
Assa Abloy AB, Class B	247,343	4,680,339
Atlas Copco AB, A Shares	164,269	5,268,391
Atlas Copco AB, B Shares	94,007	2,726,340
Sandvik AB	260,070	3,510,582
Skanska AB, B Shares	81,302	1,987,843
SKF AB, B Shares	94,053	1,892,517
Volvo AB, B Shares	377,860	4,835,763
		26,242,422
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	73,924	1,177,116
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	56,468	1,501,545
Husqvarna AB, B Shares	94,980	795,488
		2,297,033
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	799,323
Investor AB, B Shares	112,313	4,483,111
Kinnevik AB, Class B	55,465	1,423,924
LE Lundbergfortagen AB, B Shares	10,963	705,387
		7,411,745
Energy 0.0%
Lundin Petroleum AB *	49,233	1,062,469
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	621,059
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,488,201
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	759,724
Household & Personal Products 0.2%
Svenska Cellulosa AB, S.C.A., B Shares	147,334	4,433,513
Materials 0.1%
Boliden AB	68,957	2,011,640
Retailing 0.2%
Hennes & Mauritz AB, B Shares	229,476	6,565,760

10

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	62,898	2,488,036
Telefonaktiebolaget LM Ericsson, B Shares	758,296	4,487,846
		6,975,882
Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	14,921	738,922
Tele2 AB, B Shares	92,610	816,510
Telia Co. AB	649,857	2,636,104
		4,191,536
		89,545,268

Switzerland 8.7%
Capital Goods 0.6%
ABB Ltd. — Reg'd *	459,115	10,941,094
Geberit AG — Reg'd	8,940	3,820,863
Schindler Holding AG	10,147	1,934,191
Schindler Holding AG — Reg'd	4,537	854,669
		17,550,817
Commercial & Professional Supplies 0.2%
Adecco Group AG	40,654	2,908,989
SGS S.A. — Reg'd	1,318	2,796,510
		5,705,499
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. — Reg'd	128,059	9,973,197
The Swatch Group AG — Bearer Shares	7,707	2,731,400
The Swatch Group AG — Reg'd	11,639	813,217
		13,517,814
Diversified Financials 0.9%
Credit Suisse Group AG — Reg'd *	481,260	7,346,493
Julius Baer Group Ltd. *	56,334	2,648,303
Pargesa Holding S.A.	8,318	554,084
Partners Group Holding AG	4,156	2,100,308
UBS Group AG — Reg’d	896,178	14,564,083
		27,213,271
Food, Beverage & Tobacco 1.9%
Aryzta AG *	22,198	611,447
Barry Callebaut AG — Reg'd *	534	660,760
Chocoladefabriken Lindt & Spruengli AG	238	1,320,989
Chocoladefabriken Lindt & Spruengli AG — Reg'd	25	1,621,466
Nestle S.A. — Reg'd	760,532	55,720,005
		59,934,667
Health Care Equipment & Services 0.1%
Sonova Holding AG — Reg'd	12,877	1,704,981
Insurance 0.7%
Baloise Holding AG — Reg'd	13,040	1,679,068
Swiss Life Holding AG — Reg'd *	7,680	2,331,551
Swiss Re AG	79,249	7,405,710
Zurich Insurance Group AG *	37,029	10,663,374
		22,079,703
Materials 0.8%
EMS-Chemie Holding AG — Reg'd	2,075	1,071,120
Givaudan S.A. — Reg'd	2,272	4,096,054
LafargeHolcim Ltd. — Reg'd *	112,526	6,058,829
Sika AG	519	2,727,474
Syngenta AG — Reg'd	22,735	9,662,680
		23,616,157
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Actelion Ltd. — Reg'd *	23,594	6,160,218
Galenica AG — Reg'd	909	996,621
Lonza Group AG — Reg'd *	12,926	2,374,753
Novartis AG — Reg'd	546,696	40,361,222
Roche Holding AG	172,103	40,779,497
		90,672,311
Real Estate 0.0%
Swiss Prime Site AG — Reg'd *	16,700	1,391,163
Retailing 0.0%
Dufry AG — Reg'd *	10,808	1,542,912
Telecommunication Services 0.1%
Swisscom AG — Reg'd	6,501	2,867,890
Transportation 0.1%
Kuehne & Nagel International AG — Reg'd	13,052	1,785,878
		269,583,063

United Kingdom 18.0%
Automobiles & Components 0.1%
GKN plc	403,858	1,751,041
Banks 2.5%
Barclays plc	4,146,340	11,507,415
HSBC Holdings plc	4,866,287	41,513,886
Lloyds Banking Group plc	15,743,426	12,912,765
Royal Bank of Scotland Group plc *	862,342	2,415,818
Standard Chartered plc *	797,678	7,811,139
		76,161,023
Capital Goods 0.9%
Ashtead Group plc	123,822	2,510,412
BAE Systems plc	779,812	5,727,479
Bunzl plc	85,080	2,242,760
Cobham plc	399,549	683,702
DCC plc	21,014	1,695,057
IMI plc	72,442	1,065,931
Meggitt plc	179,669	947,566
Rolls-Royce Holdings plc *	445,228	3,749,987
Smiths Group plc	100,072	1,896,751
The Weir Group plc	55,366	1,402,563
Travis Perkins plc	59,574	1,092,631
Wolseley plc	61,057	3,781,273
		26,796,112
Commercial & Professional Supplies 0.4%
Babcock International Group plc	58,617	660,167
Capita plc	158,039	997,091
Experian plc	233,332	4,506,165
G4S plc	381,811	1,230,065
Intertek Group plc	41,015	1,755,715
RELX plc	265,477	4,765,337
		13,914,540
Consumer Durables & Apparel 0.3%
Barratt Developments plc	232,875	1,404,364
Burberry Group plc	109,653	2,267,563
Persimmon plc	72,100	1,756,093
Taylor Wimpey plc	803,910	1,697,223
The Berkeley Group Holdings plc	31,587	1,115,637
		8,240,880
Consumer Services 0.6%
Carnival plc	45,653	2,442,381
Compass Group plc	405,122	7,209,971
InterContinental Hotels Group plc	44,165	2,050,878
Merlin Entertainments plc	175,038	1,052,351
TUI AG	127,553	1,869,374

11

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Whitbread plc	43,597	2,158,140
William Hill plc	221,805	723,506
		17,506,601
Diversified Financials 0.3%
3i Group plc	245,698	2,170,437
Aberdeen Asset Management plc	237,683	786,602
Hargreaves Lansdown plc	64,972	1,109,951
Investec plc	154,548	1,096,525
London Stock Exchange Group plc	75,135	3,008,114
Provident Financial plc	34,271	1,180,139
Schroders plc	35,184	1,304,914
		10,656,682
Energy 2.7%
BP plc	4,592,391	27,428,212
Petrofac Ltd.	60,315	698,399
Royal Dutch Shell plc, A Shares	1,053,809	28,581,040
Royal Dutch Shell plc, B Shares	919,233	25,963,187
		82,670,838
Food & Staples Retailing 0.3%
J. Sainsbury plc	391,405	1,273,462
Tesco plc *	1,990,639	4,890,125
WM Morrison Supermarkets plc	564,386	1,682,596
		7,846,183
Food, Beverage & Tobacco 2.0%
Associated British Foods plc	86,124	2,595,354
British American Tobacco plc	455,789	28,134,890
Coca-Cola HBC AG CDI *	46,186	1,055,724
Diageo plc	617,479	17,152,232
Imperial Brands plc	234,941	10,884,259
Tate & Lyle plc	123,305	1,042,217
		60,864,676
Health Care Equipment & Services 0.1%
Mediclinic International plc	84,173	832,796
Smith & Nephew plc	218,512	3,268,863
		4,101,659
Household & Personal Products 0.8%
Reckitt Benckiser Group plc	155,118	13,309,980
Unilever plc	312,261	12,648,389
		25,958,369
Insurance 1.1%
Admiral Group plc	52,234	1,170,255
Aviva plc	992,924	5,978,273
Direct Line Insurance Group plc	329,168	1,474,608
Legal & General Group plc	1,472,816	4,367,924
Old Mutual plc	1,209,116	3,175,042
Prudential plc	627,485	12,159,869
RSA Insurance Group plc	249,340	1,805,343
St. James's Place plc	125,254	1,694,505
Standard Life plc	473,321	2,067,964
		33,893,783
Materials 1.6%
Anglo American plc *	337,906	5,824,921
Antofagasta plc	88,778	938,000
BHP Billiton plc	518,525	9,456,752
Croda International plc	32,210	1,360,133
Fresnillo plc	54,397	998,535
Glencore plc *	3,007,731	12,457,066
Johnson Matthey plc	48,529	1,990,566
Mondi plc	94,027	2,078,197
Randgold Resources Ltd.	23,870	2,031,841
Rio Tinto plc	301,414	13,353,532
		50,489,543
Security	Number of Shares	Value ($)
Media 0.5%
ITV plc	912,832	2,342,351
Pearson plc	206,989	1,613,691
Sky plc	247,935	3,132,571
WPP plc	315,740	7,348,559
		14,437,172
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	309,611	16,430,741
GlaxoSmithKline plc	1,194,819	23,089,843
Hikma Pharmaceuticals plc	33,976	782,574
Shire plc	221,316	12,321,937
		52,625,095
Real Estate 0.2%
Hammerson plc	185,934	1,281,519
Intu Properties plc	214,014	729,947
Land Securities Group plc	196,786	2,466,232
Segro plc	196,792	1,143,163
The British Land Co., plc	231,969	1,705,015
		7,325,876
Retailing 0.2%
Dixons Carphone plc	239,157	953,989
Kingfisher plc	547,200	2,321,655
Marks & Spencer Group plc	395,363	1,675,788
Next plc	34,990	1,688,297
		6,639,729
Software & Services 0.2%
Auto Trader Group plc	231,645	1,169,951
The Sage Group plc	257,798	1,993,846
Worldpay Group plc	426,707	1,539,382
		4,703,179
Telecommunication Services 0.8%
BT Group plc	2,056,724	7,887,564
Inmarsat plc	104,142	797,915
Vodafone Group plc	6,535,288	16,008,382
		24,693,861
Transportation 0.0%
easyJet plc	37,117	444,960
Royal Mail plc	210,337	1,092,355
		1,537,315
Utilities 0.7%
Centrica plc	1,371,492	3,882,719
National Grid plc	917,240	10,743,802
Severn Trent plc	57,848	1,658,126
SSE plc	244,347	4,593,384
United Utilities Group plc	167,568	1,940,526
		22,818,557
		555,632,714
Total Common Stock
(Cost $2,640,791,740)		3,050,642,162

Preferred Stock 0.6% of net assets

Germany 0.6%
Automobiles & Components 0.4%
Bayerische Motoren Werke AG	14,195	1,066,394
Porsche Automobil Holding SE	38,475	2,314,395
Schaeffler AG	39,555	641,423
Volkswagen AG	44,875	7,007,501
		11,029,713
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	43,733	5,338,630

12

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.0%
Fuchs Petrolub SE	16,120	738,201
		17,106,544

Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. — RSP	209,571	463,599
Telecommunication Services 0.0%
Telecom Italia S.p.A. — RSP *	1,475,907	1,053,792
		1,517,391
Total Preferred Stock
(Cost $17,936,619)		18,623,935

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund,Select Class 0.40% (c)	4,552,859	4,552,859
Total Other Investment Company
(Cost $4,552,859)		4,552,859
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.5% of net assets

Time Deposits 0.5%
Australia & New Zealand Banking Group Ltd.
Australian Dollar
0.50%, 02/01/17 (d)	74,506	56,506
Great British Pound
0.05%, 02/01/17 (d)	138,769	174,571
Brown Brothers Harriman
Danish Krone
(0.40%), 02/01/17 (d)	22,731	3,300
New Zealand Dollar
0.77%, 02/01/17 (d)	21,676	15,903
Norwegian Krone
0.05%, 02/01/17 (d)	4,287	520
Swiss Franc
(1.45%), 02/01/17 (d)	3,145	3,178
DNB
Euro
(0.58%), 02/01/17 (d)	314,703	339,722
Skandinaviska Enskilda Banken
Japanese Yen
(0.21%), 02/01/17 (d)	5,977,217	52,938
Swedish Krona
(0.95%), 02/01/17 (d)	431,683	49,351
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.29%, 02/01/17 (d)	13,100,000	13,100,000
The Hongkong and Shanghai Banking Corp.
Singapore Dollar
0.01%, 02/01/17 (d)	184,949	131,230
Total Short-Term Investments
(Cost $13,927,219)		13,927,219

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $2,695,544,570 and the unrealized appreciation and depreciation were $626,071,690 and ($233,870,085), respectively, with a net unrealized appreciation of $392,201,605.
At 01/31/17, the values of certain foreign securities held by the fund aggregating $3,039,666,691 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,386,137.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long expires 03/17/17	230	19,876,600	351,183

13

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$2,496,526,018	$—	$2,496,526,018
Germany [1]	—	264,025,318	—	264,025,318
Utilities	1,128,730	5,295,209	—	6,423,939
Hong Kong[1]	—	93,509,160	—	93,509,160
Consumer Durables & Apparel	728,402	1,742,347	—	2,470,749
Consumer Services	766,052	7,174,334	—	7,940,386
Ireland [1]	—	9,376,598	—	9,376,598
Consumer Services	2,043,202	—	—	2,043,202
Food, Beverage & Tobacco	2,724,087	—	—	2,724,087
Israel [1]	—	6,587,104	—	6,587,104
Pharmaceuticals, Biotechnology & Life Sciences	7,873,843	—	—	7,873,843
Software & Services	4,874,993	1,090,180	—	5,965,173
Netherlands [1]	—	73,336,411	—	73,336,411
Capital Goods	1,813,609	7,595,581	—	9,409,190
Semiconductors & Semiconductor Equipment	6,981,500	10,999,169	—	17,980,669
Portugal [1]	—	4,506,618	—	4,506,618
Banks	—	—	— *	—
Singapore [1]	—	36,958,689	—	36,958,689
Transportation	664,988	2,320,020	—	2,985,008
Preferred Stock[1]	—	18,623,935	—	18,623,935
Other Investment Company[1]	4,552,859	—	—	4,552,859
Short-Term Investments[1]	—	13,927,219	—	13,927,219
Total	$34,152,265	$3,053,593,910	$—	$3,087,746,175
Other Financial Instruments
Futures Contracts[2]	$351,183	$—	$—	$351,183
*	Level 3 amount shown includes securities determined to have no value at January 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $27,697,182 and $2,652,218 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
14

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
15

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:
Fund	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Dividends Received 11/01/16 to 01/31/17
Schwab S&P 500 Index Fund	1,480,381	29,700	—	1,510,081	$62,275,740	$—	$103,627
Schwab 1000 Index Fund	375,265	—	—	375,265	$15,475,929	$—	$26,269
Schwab Total Stock Market Index Fund	250,126	19,444	—	269,570	$11,117,067	$—	$17,509
REG87637JAN17
16

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	3,798,135,351	5,023,476,006
0.7%	Other Investment Companies	33,916,137	33,916,137
100.0%	Total Investments	3,832,051,488	5,057,392,143
(0.0%)	Other Assets and Liabilities, Net		(1,719,139)
100.0%	Net Assets		5,055,673,004

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 1.3%
Adient plc *	6,585	418,082
BorgWarner, Inc.	80,567	3,289,551
Dana, Inc.	92,500	1,862,950
Delphi Automotive plc	61,400	4,301,684
Ford Motor Co.	1,613,541	19,943,367
General Motors Co.	664,568	24,329,834
Harley-Davidson, Inc.	57,354	3,271,472
Lear Corp.	27,900	3,964,311
The Goodyear Tire & Rubber Co.	82,590	2,675,090
Thor Industries, Inc.	14,600	1,511,100
Visteon Corp. *	25,200	2,257,164
		67,824,605

Banks 5.6%
Bank of America Corp.	1,799,294	40,736,016
BB&T Corp.	156,575	7,232,199
CIT Group, Inc.	70,200	2,891,538
Citigroup, Inc.	736,272	41,106,066
Citizens Financial Group, Inc.	97,500	3,526,575
Comerica, Inc.	26,700	1,803,051
Fifth Third Bancorp	200,090	5,222,349
Huntington Bancshares, Inc.	194,827	2,636,009
JPMorgan Chase & Co.	834,223	70,600,293
KeyCorp	216,857	3,896,920
M&T Bank Corp.	22,519	3,660,914
New York Community Bancorp, Inc.	137,530	2,089,081
People's United Financial, Inc.	89,577	1,679,569
PHH Corp. *	97,958	1,428,228
Regions Financial Corp.	286,525	4,128,825
SunTrust Banks, Inc.	106,160	6,032,011
The PNC Financial Services Group, Inc.	99,435	11,977,940
U.S. Bancorp	314,060	16,535,259
Wells Fargo & Co.	958,063	53,967,689
		281,150,532

Capital Goods 8.3%
3M Co.	127,661	22,317,696
AECOM *	55,854	2,062,688
AGCO Corp.	47,040	2,954,112
AMETEK, Inc.	36,200	1,849,820
Arconic, Inc.	171,810	3,915,550
Security	Number of Shares	Value ($)
Armstrong World Industries, Inc. *	38,700	1,546,065
Carlisle Cos., Inc.	10,900	1,189,299
Caterpillar, Inc.	230,137	22,014,905
Chicago Bridge & Iron Co., N.V.	46,600	1,547,586
Cummins, Inc.	62,094	9,128,439
Deere & Co.	155,393	16,634,821
Dover Corp.	56,375	4,383,156
Eaton Corp. plc	118,916	8,416,874
EMCOR Group, Inc.	21,940	1,528,999
Emerson Electric Co.	255,910	15,011,681
Fastenal Co.	53,040	2,635,027
Flowserve Corp.	53,475	2,628,831
Fluor Corp.	128,650	7,140,075
Fortive Corp.	15,478	856,088
Fortune Brands Home & Security, Inc.	21,400	1,179,782
General Dynamics Corp.	71,816	13,004,441
General Electric Co.	1,934,098	57,442,711
Herc Holdings, Inc. *	19,453	966,230
Honeywell International, Inc.	126,345	14,949,140
Hubbell, Inc.	15,484	1,890,287
Huntington Ingalls Industries, Inc.	8,100	1,571,076
IDEX Corp.	12,800	1,154,048
Illinois Tool Works, Inc.	88,134	11,210,645
Ingersoll-Rand plc	65,882	5,227,737
Jacobs Engineering Group, Inc. *	60,540	3,544,617
Johnson Controls International plc	284,658	12,519,259
Joy Global, Inc.	98,500	2,769,820
KBR, Inc.	139,300	2,369,493
L3 Technologies, Inc.	43,566	6,913,489
Lincoln Electric Holdings, Inc.	20,200	1,684,074
Lockheed Martin Corp.	54,784	13,768,863
Northrop Grumman Corp.	57,833	13,248,384
NOW, Inc. *	67,400	1,432,924
Oshkosh Corp.	47,120	3,280,966
Owens Corning	36,450	2,013,862
PACCAR, Inc.	98,621	6,638,179
Parker-Hannifin Corp.	45,997	6,767,539
Pentair plc	39,837	2,335,643
Quanta Services, Inc. *	80,800	2,899,912
Raytheon Co.	84,815	12,226,930
Rockwell Automation, Inc.	25,050	3,707,149
Rockwell Collins, Inc.	32,230	2,925,195
Roper Technologies, Inc.	9,000	1,726,650
Snap-on, Inc.	9,100	1,651,923
Stanley Black & Decker, Inc.	33,103	4,104,772
Terex Corp.	49,100	1,561,380
Textron, Inc.	73,820	3,496,853
The Boeing Co.	129,872	21,223,682
The Timken Co.	39,265	1,743,366
TransDigm Group, Inc.	7,300	1,579,720
Trinity Industries, Inc.	63,300	1,743,282
Triumph Group, Inc.	36,100	965,675
United Rentals, Inc. *	27,800	3,516,978
United Technologies Corp.	252,592	27,701,765
Valmont Industries, Inc.	9,000	1,296,000
W.W. Grainger, Inc.	18,538	4,682,143
WABCO Holdings, Inc. *	12,500	1,362,875

1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WESCO International, Inc. *	23,800	1,682,660
Xylem, Inc.	27,955	1,378,461
		418,822,292

Commercial & Professional Supplies 0.6%
Cintas Corp.	17,550	2,037,731
Equifax, Inc.	12,230	1,434,334
LSC Communications, Inc.	6,517	170,876
ManpowerGroup, Inc.	51,390	4,905,689
Nielsen Holdings plc	49,000	2,004,590
Pitney Bowes, Inc.	99,919	1,590,710
Republic Services, Inc.	65,063	3,733,315
Robert Half International, Inc.	46,310	2,179,349
RR Donnelley & Sons Co.	36,313	622,768
The Dun & Bradstreet Corp.	13,240	1,623,489
Verisk Analytics, Inc. *	16,000	1,322,240
Waste Management, Inc.	112,114	7,791,923
		29,417,014

Consumer Durables & Apparel 1.1%
Coach, Inc.	136,675	5,104,811
D.R. Horton, Inc.	44,500	1,330,995
Fossil Group, Inc. *	47,400	1,212,018
Garmin Ltd.	31,870	1,539,002
Hanesbrands, Inc.	49,300	1,168,903
Harman International Industries, Inc.	14,600	1,622,936
Hasbro, Inc.	28,141	2,321,914
Leggett & Platt, Inc.	34,017	1,623,291
Mattel, Inc.	127,735	3,347,934
Michael Kors Holdings Ltd. *	30,500	1,305,705
Mohawk Industries, Inc. *	8,835	1,906,946
Newell Brands, Inc.	47,603	2,253,050
NIKE, Inc., Class B	223,854	11,841,877
NVR, Inc. *	1,129	2,097,682
Polaris Industries, Inc. (a)	16,800	1,412,376
PulteGroup, Inc.	67,300	1,447,623
PVH Corp.	17,600	1,651,056
Ralph Lauren Corp.	29,720	2,628,140
Tupperware Brands Corp.	21,158	1,277,097
VF Corp.	67,980	3,499,611
Whirlpool Corp.	24,355	4,259,446
		54,852,413

Consumer Services 1.7%
Apollo Education Group, Inc. *	230,350	2,301,197
Aramark	49,500	1,675,080
Brinker International, Inc.	22,055	981,448
Carnival Corp.	109,210	6,048,050
Chipotle Mexican Grill, Inc. *	3,387	1,427,417
Darden Restaurants, Inc.	30,562	2,239,583
DeVry Education Group, Inc.	55,300	1,852,550
H&R Block, Inc.	78,965	1,694,589
Hilton Grand Vacations, Inc. *	4,870	142,837
Hilton Worldwide Holdings, Inc.	16,233	934,696
International Game Technology plc	36,500	963,965
Las Vegas Sands Corp.	71,500	3,759,470
Marriott International, Inc., Class A	69,025	5,839,515
McDonald's Corp.	237,488	29,108,904
MGM Resorts International *	84,015	2,419,632
Royal Caribbean Cruises Ltd.	33,229	3,111,231
Service Corp. International	40,500	1,179,765
Starbucks Corp.	114,780	6,338,152
Wyndham Worldwide Corp.	44,640	3,529,238
Wynn Resorts Ltd.	29,304	2,972,305
Security	Number of Shares	Value ($)
Yum China Holdings, Inc. *	18,030	495,464
Yum! Brands, Inc.	78,130	5,119,859
		84,134,947

Diversified Financials 4.6%
AGNC Investment Corp.	91,300	1,704,571
Ally Financial, Inc.	310,000	6,547,200
American Express Co.	264,817	20,226,722
Ameriprise Financial, Inc.	55,234	6,201,121
Annaly Capital Management, Inc.	335,761	3,431,477
Berkshire Hathaway, Inc., Class B *	309,626	50,822,012
BlackRock, Inc.	16,600	6,208,068
Capital One Financial Corp.	166,532	14,553,231
CME Group, Inc.	41,700	5,049,036
Discover Financial Services	124,122	8,599,172
Donnelley Financial Solutions, Inc. *	6,217	149,705
FNFV Group *	84,000	1,092,000
Franklin Resources, Inc.	133,709	5,313,596
Intercontinental Exchange, Inc.	22,300	1,301,428
Invesco Ltd.	97,300	2,813,916
Legg Mason, Inc.	69,120	2,190,413
Leucadia National Corp.	76,600	1,826,910
Moody's Corp.	23,770	2,464,236
Morgan Stanley	186,683	7,932,161
Nasdaq, Inc.	20,283	1,430,763
Navient Corp.	175,800	2,644,032
Northern Trust Corp.	32,310	2,680,438
S&P Global, Inc.	34,368	4,130,346
SLM Corp. *	336,300	3,995,244
State Street Corp.	85,436	6,510,223
Synchrony Financial	161,100	5,770,602
T. Rowe Price Group, Inc.	52,745	3,557,123
TD Ameritrade Holding Corp.	33,100	1,527,565
The Bank of New York Mellon Corp.	169,049	7,561,562
The Charles Schwab Corp. (b)	72,715	2,998,767
The Goldman Sachs Group, Inc.	148,209	33,987,288
Thomson Reuters Corp.	94,257	4,226,484
Voya Financial, Inc.	52,100	2,095,462
		231,542,874

Energy 14.5%
Anadarko Petroleum Corp.	160,079	11,130,293
Apache Corp.	198,368	11,866,374
Baker Hughes, Inc.	186,486	11,763,537
Cabot Oil & Gas Corp.	45,800	983,784
California Resources Corp. *(a)	134,563	2,882,339
Chesapeake Energy Corp. *	880,726	5,680,683
Chevron Corp.	1,190,012	132,507,836
Cimarex Energy Co.	11,345	1,533,957
Concho Resources, Inc. *	9,800	1,366,512
ConocoPhillips	1,102,882	53,776,526
CONSOL Energy, Inc.	132,435	2,243,449
Delek US Holdings, Inc.	81,800	1,832,320
Denbury Resources, Inc. *	574,000	1,922,900
Devon Energy Corp.	246,827	11,240,502
Diamond Offshore Drilling, Inc. *	83,920	1,374,610
Energen Corp. *	27,110	1,460,958
Ensco plc, Class A	304,100	3,320,772
EOG Resources, Inc.	90,501	9,193,092
EQT Corp.	21,600	1,309,608
Exxon Mobil Corp.	2,305,681	193,423,579
Halliburton Co.	301,970	17,082,443
Helmerich & Payne, Inc.	30,595	2,177,140
Hess Corp.	251,504	13,626,487
HollyFrontier Corp.	219,802	6,367,664
Kinder Morgan, Inc.	392,200	8,761,748
Marathon Oil Corp.	773,019	12,948,068

2

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marathon Petroleum Corp.	476,662	22,903,609
Murphy Oil Corp.	217,550	6,289,371
Nabors Industries Ltd.	244,800	3,978,000
National Oilwell Varco, Inc.	245,301	9,274,831
Newfield Exploration Co. *	33,407	1,338,953
Noble Corp. plc	309,700	2,090,475
Noble Energy, Inc.	89,470	3,557,327
Occidental Petroleum Corp.	302,500	20,500,425
Oceaneering International, Inc.	59,200	1,648,720
ONEOK, Inc.	58,120	3,202,993
Patterson-UTI Energy, Inc.	77,700	2,178,708
PBF Energy, Inc., Class A	53,800	1,247,622
Phillips 66	361,908	29,538,931
Pioneer Natural Resources Co.	13,000	2,342,990
QEP Resources, Inc. *	96,342	1,680,204
Schlumberger Ltd.	349,510	29,257,482
Seadrill Ltd. *(a)	1,516,100	2,835,107
SM Energy Co.	40,500	1,235,655
Southwestern Energy Co. *	169,240	1,524,852
Spectra Energy Corp.	145,460	6,058,409
Superior Energy Services, Inc. *	99,000	1,749,330
Tesoro Corp.	65,692	5,311,198
The Williams Cos., Inc.	189,309	5,459,672
Transocean Ltd. *	409,700	5,723,509
Valero Energy Corp.	437,666	28,780,916
Weatherford International plc *	676,500	3,524,565
Western Refining, Inc.	45,500	1,592,955
Whiting Petroleum Corp. *	169,100	1,875,319
World Fuel Services Corp.	112,900	5,021,792
		733,501,101

Food & Staples Retailing 3.5%
Casey's General Stores, Inc.	12,712	1,460,609
Costco Wholesale Corp.	139,863	22,930,539
CVS Health Corp.	479,116	37,759,132
Sysco Corp.	209,939	11,013,400
The Kroger Co.	405,368	13,766,297
United Natural Foods, Inc. *	36,700	1,677,190
Wal-Mart Stores, Inc.	967,372	64,562,407
Walgreens Boots Alliance, Inc.	254,182	20,827,673
Whole Foods Market, Inc.	147,300	4,451,406
		178,448,653

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	297,116	21,148,717
Archer-Daniels-Midland Co.	446,574	19,765,365
Brown-Forman Corp., Class B	41,954	1,913,102
Bunge Ltd.	165,536	11,456,747
Campbell Soup Co.	29,830	1,856,321
ConAgra Brands, Inc.	100,120	3,913,691
Constellation Brands, Inc., Class A	10,920	1,635,379
Dr Pepper Snapple Group, Inc.	43,641	3,980,059
General Mills, Inc.	152,918	9,554,317
Hormel Foods Corp.	51,878	1,883,171
Ingredion, Inc.	17,800	2,281,782
Kellogg Co.	56,637	4,118,076
Lamb Weston Holdings, Inc.	6,073	226,887
McCormick & Co., Inc. — Non Voting Shares	19,978	1,908,898
Mead Johnson Nutrition Co.	24,600	1,733,316
Molson Coors Brewing Co., Class B	19,580	1,889,862
Mondelez International, Inc., Class A	339,595	15,037,267
Monster Beverage Corp. *	28,200	1,201,320
PepsiCo, Inc.	332,763	34,534,144
Philip Morris International, Inc.	402,188	38,662,332
Reynolds American, Inc.	99,910	6,007,588
The Coca-Cola Co.	792,843	32,958,484
Security	Number of Shares	Value ($)
The Hershey Co.	24,912	2,627,469
The JM Smucker Co.	28,925	3,929,461
The Kraft Heinz Co.	36,674	3,274,621
Tyson Foods, Inc., Class A	100,715	6,323,895
		233,822,271

Health Care Equipment & Services 5.2%
Abbott Laboratories	363,007	15,162,802
Aetna, Inc.	106,491	12,630,897
AmerisourceBergen Corp.	63,967	5,583,040
Anthem, Inc.	180,450	27,814,563
Baxter International, Inc.	142,053	6,805,759
Becton, Dickinson & Co.	41,162	7,297,611
Boston Scientific Corp. *	109,465	2,633,728
C.R. Bard, Inc.	14,300	3,393,819
Cardinal Health, Inc.	165,667	12,418,398
Centene Corp. *	29,120	1,842,422
Cerner Corp. *	25,100	1,348,121
Cigna Corp.	35,709	5,221,370
Community Health Systems, Inc. *	229,162	1,466,637
Danaher Corp.	72,856	6,114,076
DaVita, Inc. *	31,920	2,034,900
DENTSPLY SIRONA, Inc.	23,335	1,323,094
Edwards Lifesciences Corp. *	11,900	1,145,256
Express Scripts Holding Co. *	285,607	19,672,610
HCA Holdings, Inc. *	120,074	9,639,541
Henry Schein, Inc. *	16,852	2,693,961
Humana, Inc.	56,970	11,308,545
IDEXX Laboratories, Inc. *	10,500	1,284,465
Intuitive Surgical, Inc. *	3,379	2,340,599
Laboratory Corp. of America Holdings *	16,399	2,200,910
LifePoint Health, Inc. *	22,130	1,313,415
Magellan Health, Inc. *	20,700	1,551,465
McKesson Corp.	89,217	12,414,546
MEDNAX, Inc. *	17,300	1,182,455
Medtronic plc	187,936	14,286,895
Owens & Minor, Inc.	48,902	1,754,604
Patterson Cos., Inc.	35,075	1,459,471
Quest Diagnostics, Inc.	55,252	5,078,764
ResMed, Inc.	19,600	1,323,784
Stryker Corp.	45,818	5,659,898
Tenet Healthcare Corp. *	73,693	1,296,260
UnitedHealth Group, Inc.	258,896	41,967,042
Universal Health Services, Inc., Class B	17,448	1,965,168
Varex Imaging Corp. *	10,081	289,834
Varian Medical Systems, Inc. *	25,203	1,957,013
WellCare Health Plans, Inc. *	13,900	2,023,006
Zimmer Biomet Holdings, Inc.	36,924	4,369,217
		263,269,961

Household & Personal Products 1.9%
Avon Products, Inc. *	481,025	2,823,617
Church & Dwight Co., Inc.	36,600	1,655,052
Colgate-Palmolive Co.	166,268	10,737,587
Herbalife Ltd. *(a)	29,000	1,629,800
Kimberly-Clark Corp.	69,301	8,394,430
Nu Skin Enterprises, Inc.	25,500	1,322,940
The Clorox Co.	19,220	2,306,400
The Estee Lauder Cos., Inc., Class A	32,434	2,633,965
The Procter & Gamble Co.	723,135	63,346,626
		94,850,417

Insurance 3.6%
Aflac, Inc.	116,398	8,146,696
Alleghany Corp. *	2,500	1,528,925
American Financial Group, Inc.	20,640	1,778,549

3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
American International Group, Inc.	498,942	32,062,013
Aon plc	46,136	5,199,527
Arch Capital Group Ltd. *	25,575	2,259,551
Arthur J. Gallagher & Co.	25,800	1,388,814
Assurant, Inc.	32,355	3,142,641
Assured Guaranty Ltd.	49,200	1,914,372
Axis Capital Holdings Ltd.	42,650	2,730,027
Chubb Ltd.	75,738	9,958,790
Cincinnati Financial Corp.	27,180	1,918,364
CNO Financial Group, Inc.	73,000	1,380,430
Everest Re Group Ltd.	15,125	3,326,441
First American Financial Corp.	27,200	1,022,176
FNF Group	69,284	2,449,882
Genworth Financial, Inc., Class A *	494,100	1,660,176
Lincoln National Corp.	66,980	4,521,820
Loews Corp.	121,289	5,649,642
Marsh & McLennan Cos., Inc.	85,820	5,837,477
MetLife, Inc.	205,718	11,193,116
Principal Financial Group, Inc.	53,371	3,046,950
Prudential Financial, Inc.	88,537	9,306,124
Reinsurance Group of America, Inc.	19,200	2,409,024
RenaissanceRe Holdings Ltd.	16,225	2,211,792
The Allstate Corp.	128,543	9,667,719
The Hartford Financial Services Group, Inc.	132,427	6,450,519
The Progressive Corp.	194,145	7,268,789
The Travelers Cos., Inc.	183,472	21,609,332
Torchmark Corp.	31,065	2,284,520
Unum Group	70,125	3,185,779
W. R. Berkley Corp.	27,663	1,859,230
White Mountains Insurance Group Ltd.	1,729	1,572,975
XL Group Ltd.	79,585	2,990,009
		182,932,191

Materials 4.1%
AdvanSix, Inc. *	1,437	36,917
Air Products & Chemicals, Inc.	34,585	4,833,600
Albemarle Corp.	20,985	1,944,050
Alcoa Corp.	15,670	571,171
Allegheny Technologies, Inc.	89,611	1,947,247
AptarGroup, Inc.	15,600	1,138,332
Ashland Global Holdings, Inc.	19,635	2,337,154
Avery Dennison Corp.	24,500	1,788,990
Ball Corp.	61,780	4,711,343
Bemis Co., Inc.	37,038	1,804,491
Cabot Corp.	25,600	1,417,472
Celanese Corp., Series A	28,100	2,371,640
CF Industries Holdings, Inc.	133,255	4,702,569
Commercial Metals Co.	80,345	1,641,448
Domtar Corp.	66,982	2,926,444
E.I. du Pont de Nemours & Co.	187,486	14,155,193
Eastman Chemical Co.	46,520	3,605,300
Ecolab, Inc.	30,491	3,662,884
FMC Corp.	33,280	2,002,125
Freeport-McMoRan, Inc. *	1,301,740	21,673,971
Graphic Packaging Holding Co.	88,600	1,108,386
Huntsman Corp.	116,215	2,369,624
International Flavors & Fragrances, Inc.	11,535	1,352,017
International Paper Co.	157,993	8,942,404
LyondellBasell Industries N.V., Class A	184,480	17,206,450
Monsanto Co.	113,769	12,322,320
Newmont Mining Corp.	171,611	6,226,047
Nucor Corp.	135,216	7,854,697
Owens-Illinois, Inc. *	98,945	1,870,060
Packaging Corp. of America	18,021	1,661,176
PPG Industries, Inc.	59,600	5,960,596
Praxair, Inc.	70,195	8,313,896
Reliance Steel & Aluminum Co.	37,320	2,972,538
RPM International, Inc.	25,765	1,346,479
Security	Number of Shares	Value ($)
Sealed Air Corp.	21,300	1,033,050
Sonoco Products Co.	35,155	1,931,767
Steel Dynamics, Inc.	77,250	2,611,822
The Chemours Co.	162,200	4,285,324
The Dow Chemical Co.	312,468	18,632,467
The Mosaic Co.	263,031	8,251,282
The Sherwin-Williams Co.	7,465	2,267,942
The Valspar Corp.	16,350	1,809,454
United States Steel Corp.	127,804	4,180,469
Vulcan Materials Co.	11,623	1,491,580
WestRock Co.	48,007	2,561,654
		207,835,842

Media 3.3%
CBS Corp., Class B — Non Voting Shares	150,221	9,687,752
Charter Communications, Inc., Class A *	22,606	7,323,214
Comcast Corp., Class A	459,957	34,689,957
Discovery Communications, Inc., Class A *	80,041	2,269,162
Discovery Communications, Inc., Class C *	103,967	2,880,926
DISH Network Corp., Class A *	39,235	2,321,535
News Corp., Class A	146,300	1,798,027
News Corp., Class B	56,300	712,195
Omnicom Group, Inc.	66,213	5,671,143
Scripps Networks Interactive, Inc., Class A	26,000	1,980,160
TEGNA, Inc.	81,330	1,863,270
The Interpublic Group of Cos., Inc.	80,605	1,896,636
The Walt Disney Co.	312,462	34,573,920
Time Warner, Inc.	336,533	32,593,221
Time, Inc.	97,500	1,876,875
Twenty-First Century Fox, Inc., Class A	299,321	9,392,693
Twenty-First Century Fox, Inc., Class B	137,900	4,276,279
Viacom, Inc., Class B	292,498	12,325,866
		168,132,831

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
AbbVie, Inc.	161,922	9,895,053
Agilent Technologies, Inc.	52,436	2,567,791
Allergan plc *	9,840	2,153,878
Amgen, Inc.	134,623	21,092,732
Biogen, Inc. *	17,850	4,948,734
Bristol-Myers Squibb Co.	230,961	11,354,043
Celgene Corp. *	63,856	7,416,874
Eli Lilly & Co.	198,881	15,319,803
Gilead Sciences, Inc.	162,687	11,786,673
Johnson & Johnson	477,007	54,021,043
Merck & Co., Inc.	702,862	43,570,415
Mettler-Toledo International, Inc. *	3,700	1,578,531
Mylan N.V. *	78,875	3,001,194
Perrigo Co., plc	15,400	1,172,710
Pfizer, Inc.	1,946,004	61,746,707
Thermo Fisher Scientific, Inc.	37,145	5,660,527
Waters Corp. *	11,300	1,600,645
Zoetis, Inc.	36,500	2,005,310
		260,892,663

Real Estate 1.1%
American Tower Corp.	23,965	2,480,378
AvalonBay Communities, Inc.	9,099	1,576,948
Boston Properties, Inc.	18,490	2,420,341
CBRE Group, Inc., Class A *	42,900	1,302,444
CoreCivic, Inc.	69,400	2,015,376
Crown Castle International Corp.	20,680	1,816,324
Digital Realty Trust, Inc.	17,600	1,894,288
Duke Realty Corp.	41,700	1,014,561
Equity Residential	45,045	2,737,385
GGP, Inc.	59,900	1,487,916

4

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HCP, Inc.	78,365	2,376,027
Hospitality Properties Trust	50,161	1,561,512
Host Hotels & Resorts, Inc.	174,578	3,154,624
Iron Mountain, Inc.	80,979	2,899,048
Jones Lang LaSalle, Inc.	12,700	1,308,481
Kimco Realty Corp.	44,160	1,099,142
Park Hotels & Resorts, Inc.	9,740	264,344
Prologis, Inc.	44,100	2,154,285
Public Storage	10,130	2,177,950
Quality Care Properties, Inc. *	8,473	156,412
Simon Property Group, Inc.	28,111	5,165,958
SL Green Realty Corp.	10,500	1,144,185
The Macerich Co.	14,997	1,030,144
Ventas, Inc.	46,678	2,878,632
Vornado Realty Trust	26,441	2,810,943
Welltower, Inc.	41,300	2,738,190
Weyerhaeuser Co.	189,474	5,936,220
		57,602,058

Retailing 4.4%
Abercrombie & Fitch Co., Class A	99,178	1,151,457
Advance Auto Parts, Inc.	9,845	1,616,943
Amazon.com, Inc. *	9,750	8,028,930
American Eagle Outfitters, Inc.	99,235	1,499,441
AutoNation, Inc. *	40,600	2,156,672
AutoZone, Inc. *	2,621	1,900,173
Bed Bath & Beyond, Inc.	144,905	5,846,917
Best Buy Co., Inc.	215,176	9,579,636
Big Lots, Inc.	42,265	2,113,250
CarMax, Inc. *	45,407	3,029,101
Chico's FAS, Inc.	99,000	1,335,510
Core-Mark Holding Co., Inc.	41,330	1,443,657
CST Brands, Inc.	42,500	2,047,650
Dick's Sporting Goods, Inc.	32,100	1,656,360
Dillard's, Inc., Class A	24,075	1,358,793
Dollar General Corp.	76,600	5,654,612
Dollar Tree, Inc. *	43,881	3,387,174
Expedia, Inc.	12,565	1,527,778
Foot Locker, Inc.	44,295	3,035,979
GameStop Corp., Class A	123,990	3,036,515
Genuine Parts Co.	44,500	4,308,045
GNC Holdings, Inc., Class A	64,200	569,454
Guess?, Inc.	64,800	827,496
J.C. Penney Co., Inc. *	182,010	1,210,367
Kohl's Corp.	210,645	8,389,990
L Brands, Inc.	54,320	3,270,607
Liberty Interactive Corp., QVC Group, Class A *	154,025	2,954,200
LKQ Corp. *	41,200	1,314,692
Lowe's Cos., Inc.	318,445	23,271,961
Macy's, Inc.	189,436	5,595,939
Murphy USA, Inc. *	47,400	3,019,380
Nordstrom, Inc.	64,655	2,859,044
O'Reilly Automotive, Inc. *	14,130	3,705,875
Office Depot, Inc.	301,700	1,342,565
Ross Stores, Inc.	61,880	4,090,887
Signet Jewelers Ltd.	19,900	1,545,633
Staples, Inc.	904,656	8,322,835
Target Corp.	314,383	20,271,416
The Gap, Inc.	215,775	4,969,298
The Home Depot, Inc.	276,943	38,101,818
The Priceline Group, Inc. *	2,984	4,700,188
The TJX Cos., Inc.	151,188	11,327,005
Tiffany & Co.	24,935	1,962,883
Tractor Supply Co.	26,600	1,959,622
Security	Number of Shares	Value ($)
Urban Outfitters, Inc. *	45,254	1,201,041
Williams-Sonoma, Inc.	32,245	1,554,531
		224,053,320

Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	44,965	3,369,677
Applied Materials, Inc.	229,126	7,847,566
Broadcom Ltd.	12,988	2,591,106
Intel Corp.	1,764,676	64,975,370
KLA-Tencor Corp.	33,480	2,849,483
Lam Research Corp.	26,490	3,042,641
Linear Technology Corp.	31,455	1,985,754
Marvell Technology Group Ltd.	223,130	3,317,943
Maxim Integrated Products, Inc.	70,700	3,144,736
Microchip Technology, Inc.	31,280	2,106,708
Micron Technology, Inc. *	318,512	7,679,324
NVIDIA Corp.	44,537	4,862,550
QUALCOMM, Inc.	324,755	17,351,660
Skyworks Solutions, Inc.	15,100	1,385,274
Texas Instruments, Inc.	210,209	15,879,188
Versum Materials, Inc. *	3,392	94,806
Xilinx, Inc.	46,920	2,730,744
		145,214,530

Software & Services 7.1%
Accenture plc, Class A	117,465	13,375,740
Activision Blizzard, Inc.	125,200	5,034,292
Adobe Systems, Inc. *	27,107	3,073,392
Akamai Technologies, Inc. *	22,200	1,522,698
Alliance Data Systems Corp.	7,280	1,662,606
Alphabet, Inc., Class A *	17,589	14,426,322
Alphabet, Inc., Class C *	17,774	14,162,145
Amdocs Ltd.	41,600	2,442,336
Autodesk, Inc. *	18,100	1,472,254
Automatic Data Processing, Inc.	60,319	6,091,616
Booz Allen Hamilton Holding Corp.	36,300	1,227,666
Broadridge Financial Solutions, Inc.	22,700	1,510,231
CA, Inc.	100,305	3,136,537
CACI International, Inc., Class A *	11,124	1,366,027
Citrix Systems, Inc. *	23,563	2,148,710
Cognizant Technology Solutions Corp., Class A *	69,400	3,649,746
Computer Sciences Corp.	48,345	3,007,059
Conduent, Inc. *	134,805	2,016,683
CSRA, Inc.	38,700	1,200,474
Dell Technologies, Inc., Class V *	26,774	1,686,494
eBay, Inc. *	180,527	5,746,174
Electronic Arts, Inc. *	17,908	1,494,064
Facebook, Inc., Class A *	29,400	3,831,408
Fidelity National Information Services, Inc.	68,223	5,418,271
Fiserv, Inc. *	34,838	3,742,646
Global Payments, Inc.	17,300	1,336,944
IAC/InterActiveCorp *	25,862	1,779,564
International Business Machines Corp.	439,901	76,771,522
Intuit, Inc.	39,022	4,627,229
Leidos Holdings, Inc.	37,600	1,816,832
MasterCard, Inc., Class A	88,238	9,382,347
Microsoft Corp.	1,417,028	91,610,860
Oracle Corp.	779,444	31,263,499
Paychex, Inc.	44,859	2,704,549
PayPal Holdings, Inc. *	45,000	1,790,100
Symantec Corp.	250,445	6,899,760
Teradata Corp. *	66,000	1,937,760
The Western Union Co.	194,810	3,814,380
Total System Services, Inc.	22,470	1,138,780

5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Visa, Inc., Class A	162,912	13,474,452
Yahoo! Inc. *	87,905	3,873,973
		358,668,142

Technology Hardware & Equipment 5.4%
Amphenol Corp., Class A	39,700	2,679,353
Anixter International, Inc. *	20,620	1,763,010
Apple, Inc.	986,357	119,694,422
Arrow Electronics, Inc. *	65,325	4,802,694
Avnet, Inc.	116,400	5,405,616
Brocade Communications Systems, Inc.	110,500	1,377,935
CDW Corp.	24,500	1,261,995
Cisco Systems, Inc.	1,257,251	38,622,751
Corning, Inc.	383,571	10,160,796
F5 Networks, Inc. *	12,000	1,608,360
FLIR Systems, Inc.	39,700	1,402,601
Harris Corp.	34,768	3,571,021
Hewlett Packard Enterprise Co.	504,900	11,451,132
HP, Inc.	1,659,391	24,973,834
Jabil Circuit, Inc.	135,695	3,253,966
Juniper Networks, Inc.	138,070	3,697,515
Keysight Technologies, Inc. *	44,200	1,638,494
Motorola Solutions, Inc.	83,272	6,720,883
NCR Corp. *	36,900	1,587,438
NetApp, Inc.	107,230	4,109,054
Sanmina Corp. *	41,500	1,616,425
SYNNEX Corp.	13,595	1,633,847
Tech Data Corp. *	47,140	4,033,298
Vishay Intertechnology, Inc.	97,740	1,622,484
Western Digital Corp.	115,105	9,177,322
Xerox Corp.	674,026	4,671,000
		272,537,246

Telecommunication Services 3.5%
AT&T, Inc.	2,411,254	101,658,469
CenturyLink, Inc.	450,507	11,650,111
Frontier Communications Corp.	833,798	2,909,955
Level 3 Communications, Inc. *	26,700	1,587,582
T-Mobile US, Inc. *	32,900	2,048,683
Telephone & Data Systems, Inc.	65,727	2,014,533
Verizon Communications, Inc.	1,120,149	54,898,502
		176,767,835

Transportation 2.1%
Alaska Air Group, Inc.	21,100	1,979,602
American Airlines Group, Inc.	64,400	2,849,700
Avis Budget Group, Inc. *	70,490	2,623,638
C.H. Robinson Worldwide, Inc.	51,744	3,935,649
CSX Corp.	338,333	15,695,268
Delta Air Lines, Inc.	35,500	1,677,020
Expeditors International of Washington, Inc.	60,825	3,167,766
FedEx Corp.	102,733	19,427,838
Hertz Global Holdings, Inc. *	41,460	869,416
JB Hunt Transport Services, Inc.	18,945	1,877,071
JetBlue Airways Corp. *	59,800	1,172,678
Kansas City Southern	16,587	1,424,989
Norfolk Southern Corp.	85,779	10,075,601
Ryder System, Inc.	29,420	2,282,992
Southwest Airlines Co.	29,900	1,564,069
Union Pacific Corp.	215,535	22,971,720
United Parcel Service, Inc., Class B	113,241	12,357,990
		105,953,007

Security	Number of Shares	Value ($)
Utilities 3.8%
AES Corp.	497,540	5,691,858
Alliant Energy Corp.	54,150	2,038,747
Ameren Corp.	80,190	4,222,003
American Electric Power Co., Inc.	142,801	9,147,832
American Water Works Co., Inc.	28,300	2,078,352
Atmos Energy Corp.	23,160	1,764,329
Calpine Corp. *	250,450	2,955,310
CenterPoint Energy, Inc.	171,970	4,507,334
CMS Energy Corp.	71,005	3,024,813
Consolidated Edison, Inc.	92,802	6,899,829
Dominion Resources, Inc.	130,680	9,968,270
DTE Energy Co.	53,130	5,240,743
Duke Energy Corp.	175,477	13,781,964
Edison International	81,976	5,974,411
Entergy Corp.	93,670	6,710,519
Eversource Energy	62,915	3,480,458
Exelon Corp.	397,273	14,254,155
FirstEnergy Corp.	220,965	6,699,659
Great Plains Energy, Inc.	49,870	1,373,919
MDU Resources Group, Inc.	70,358	2,065,007
National Fuel Gas Co.	23,245	1,305,207
NextEra Energy, Inc.	84,059	10,399,779
NiSource, Inc.	64,635	1,445,885
NRG Energy, Inc.	290,182	4,799,610
OGE Energy Corp.	56,184	1,884,411
PG&E Corp.	133,011	8,232,051
Pinnacle West Capital Corp.	33,085	2,568,389
PPL Corp.	191,675	6,677,957
Public Service Enterprise Group, Inc.	171,722	7,598,698
SCANA Corp.	35,959	2,470,383
Sempra Energy	55,115	5,643,225
The Southern Co.	257,506	12,728,522
UGI Corp.	44,780	2,076,449
Vectren Corp.	23,900	1,311,871
WEC Energy Group, Inc.	47,686	2,815,858
Westar Energy, Inc.	31,870	1,742,970
Xcel Energy, Inc.	137,185	5,668,484
		191,249,261
Total Common Stock
(Cost $3,798,135,351)		5,023,476,006

Other Investment Companies 0.7% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (c)	26,108,612	26,108,612

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.46% (c)	7,807,525	7,807,525
Total Other Investment Companies
(Cost $33,916,137)		33,916,137

End of Investments.

6

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

At 01/31/17, the tax basis cost of the fund's investments was $3,849,823,064 and the unrealized appreciation and depreciation were $1,328,789,136 and ($121,220,057), respectively, with a net unrealized appreciation of $1,207,569,079.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,475,027.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	300	34,117,500	135,046

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,023,476,006	$—	$—	$5,023,476,006
Other Investment Companies[1]	33,916,137	—	—	33,916,137
Total	$5,057,392,143	$—	$—	$5,057,392,143
Other Financial Instruments
Futures Contracts[2]	$135,046	$—	$—	$135,046
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
7

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,249,411,601	1,656,246,188
0.0%	Rights	266,856	338,240
3.5%	Other Investment Companies	58,598,726	58,598,726
102.9%	Total Investments	1,308,277,183	1,715,183,154
(2.9%)	Other Assets and Liabilities, Net		(48,984,790)
100.0%	Net Assets		1,666,198,364

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	83,400	1,701,360
Cooper Tire & Rubber Co.	94,500	3,425,625
Cooper-Standard Holding, Inc. *	18,100	1,905,568
Dorman Products, Inc. *	14,600	1,007,692
Gentex Corp.	166,900	3,486,541
LCI Industries	16,595	1,821,301
Standard Motor Products, Inc.	24,000	1,196,880
Superior Industries International, Inc.	32,000	737,600
Tenneco, Inc. *	57,000	3,844,650
Tower International, Inc.	28,600	749,320
		19,876,537

Banks 5.9%
Associated Banc-Corp.	83,000	2,099,900
Astoria Financial Corp.	57,300	1,083,543
BancorpSouth, Inc.	42,400	1,259,280
Bank of Hawaii Corp.	29,100	2,499,981
Bank of the Ozarks, Inc.	16,400	899,868
BankUnited, Inc.	55,900	2,135,380
BOK Financial Corp.	18,200	1,496,768
Capitol Federal Financial, Inc.	99,586	1,538,604
Cathay General Bancorp	24,800	903,712
Columbia Banking System, Inc.	16,000	636,160
Commerce Bancshares, Inc.	50,246	2,840,406
Community Bank System, Inc.	19,300	1,126,348
Cullen/Frost Bankers, Inc.	30,600	2,735,640
CVB Financial Corp.	48,680	1,097,247
East West Bancorp, Inc.	74,500	3,832,280
EverBank Financial Corp.	73,300	1,424,219
F.N.B. Corp.	109,300	1,632,942
First Citizens BancShares, Inc., Class A	4,600	1,687,004
First Financial Bancorp	49,800	1,371,990
First Financial Bankshares, Inc.	19,700	840,205
First Horizon National Corp.	187,100	3,742,000
First Republic Bank	36,900	3,480,777
Fulton Financial Corp.	113,500	2,065,700
Glacier Bancorp, Inc.	33,480	1,189,544
Great Western Bancorp, Inc.	25,800	1,102,950
Hancock Holding Co.	53,400	2,448,390
IBERIABANK Corp.	13,700	1,125,455
Security	Number of Shares	Value ($)
International Bancshares Corp.	39,100	1,450,610
Investors Bancorp, Inc.	57,900	830,865
MB Financial, Inc.	25,145	1,119,707
National Bank Holdings Corp., Class A	23,500	763,750
NBT Bancorp, Inc.	24,555	1,000,371
Northwest Bancshares, Inc.	96,492	1,647,118
Ocwen Financial Corp. *	409,100	2,155,957
Old National Bancorp	67,525	1,198,569
PacWest Bancorp	21,500	1,191,100
Park National Corp.	7,200	797,688
Popular, Inc.	102,700	4,562,961
PrivateBancorp, Inc.	20,500	1,120,530
Prosperity Bancshares, Inc.	26,100	1,895,643
Provident Financial Services, Inc.	23,800	629,986
Signature Bank *	9,710	1,529,519
SVB Financial Group *	16,200	2,790,126
Synovus Financial Corp.	54,100	2,254,888
TCF Financial Corp.	121,300	2,104,555
Texas Capital Bancshares, Inc. *	10,100	833,250
Trustmark Corp.	51,900	1,744,878
UMB Financial Corp.	18,101	1,396,311
Umpqua Holdings Corp.	78,400	1,435,504
United Bankshares, Inc.	27,695	1,240,736
Valley National Bancorp	200,300	2,425,633
Walter Investment Management Corp. *(a)	207,900	790,020
Washington Federal, Inc.	74,700	2,453,895
Webster Financial Corp.	39,000	2,048,280
Westamerica Bancorp	20,170	1,144,648
Wintrust Financial Corp.	20,840	1,492,144
Zions Bancorp	99,900	4,214,781
		98,560,316

Capital Goods 13.0%
A.O. Smith Corp.	54,900	2,676,375
AAR Corp.	74,980	2,398,610
Actuant Corp	91,500	2,392,725
Acuity Brands, Inc.	10,100	2,093,023
Aegion Corp. *	54,915	1,277,323
Air Lease Corp.	38,500	1,400,630
Aircastle Ltd.	56,800	1,266,640
Albany International Corp., Class A	22,200	1,053,390
Allegion plc	24,100	1,582,647
Allison Transmission Holdings, Inc.	111,500	3,900,270
Altra Industrial Motion Corp.	20,600	768,380
Apogee Enterprises, Inc.	19,695	1,124,191
Applied Industrial Technologies, Inc.	61,320	3,706,794
Astec Industries, Inc.	19,250	1,347,115
AZZ, Inc.	13,900	827,745
B/E Aerospace, Inc.	42,800	2,630,916
Babcock & Wilcox Enterprises, Inc. *	53,300	886,912
Barnes Group, Inc.	42,565	2,048,653
Beacon Roofing Supply, Inc. *	47,280	2,069,446
Briggs & Stratton Corp.	86,500	1,873,590
BWX Technologies, Inc.	72,800	3,020,472
Chart Industries, Inc. *	42,410	1,645,084
CIRCOR International, Inc.	17,790	1,107,961

1

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CLARCOR, Inc.	32,825	2,718,238
Colfax Corp. *	64,900	2,531,100
Comfort Systems USA, Inc.	32,400	1,096,740
Crane Co.	40,500	2,917,620
Cubic Corp.	35,190	1,673,285
Curtiss-Wright Corp.	28,600	2,804,516
DigitalGlobe, Inc. *	42,300	1,186,515
Donaldson Co., Inc.	97,900	4,136,275
DXP Enterprises, Inc. *	23,700	896,334
Dycom Industries, Inc. *	17,770	1,433,328
Encore Wire Corp.	40,840	1,725,490
EnerSys	48,000	3,741,600
EnPro Industries, Inc.	19,470	1,322,208
ESCO Technologies, Inc.	19,700	1,146,540
Esterline Technologies Corp. *	34,200	2,929,230
Federal Signal Corp.	41,700	648,018
Franklin Electric Co., Inc.	31,060	1,253,271
GATX Corp.	62,900	3,636,878
Generac Holdings, Inc. *	70,300	2,830,278
General Cable Corp.	216,700	4,399,010
Graco, Inc.	28,040	2,512,104
Granite Construction, Inc.	40,100	2,250,813
Griffon Corp.	53,700	1,366,665
H&E Equipment Services, Inc.	61,720	1,596,079
Harsco Corp. *	333,100	4,446,885
HD Supply Holdings, Inc. *	56,700	2,398,410
HEICO Corp.	7,912	608,828
HEICO Corp., Class A	5,300	351,390
Hexcel Corp.	56,285	2,890,235
Hillenbrand, Inc.	48,500	1,772,675
Hyster-Yale Materials Handling, Inc.	19,500	1,199,640
Kaman Corp.	32,780	1,656,373
Kennametal, Inc.	143,600	5,132,264
KLX, Inc. *	63,900	3,130,461
Lennox International, Inc.	23,000	3,606,630
Lindsay Corp.	12,300	926,682
Masco Corp.	108,500	3,575,075
Masonite International Corp. *	20,600	1,371,960
MasTec, Inc. *	88,010	3,278,372
Meritor, Inc. *	47,000	678,210
Moog, Inc., Class A *	48,500	3,194,695
MRC Global, Inc. *	226,000	4,644,300
MSC Industrial Direct Co., Inc., Class A	45,600	4,658,040
Mueller Industries, Inc.	101,000	4,066,260
Mueller Water Products, Inc., Class A	61,900	833,174
MYR Group, Inc. *	31,000	1,192,570
National Presto Industries, Inc.	6,800	723,520
Nordson Corp.	31,550	3,581,871
Orbital ATK, Inc.	28,200	2,451,990
Primoris Services Corp.	49,500	1,228,590
Quanex Building Products Corp.	50,350	994,413
Raven Industries, Inc.	43,530	1,090,427
RBC Bearings, Inc. *	10,600	981,878
Regal Beloit Corp.	59,500	4,319,700
Rexnord Corp. *	70,300	1,552,927
Rush Enterprises, Inc., Class A *	66,460	2,176,565
Simpson Manufacturing Co., Inc.	29,485	1,283,187
Spirit AeroSystems Holdings, Inc., Class A	72,300	4,341,615
SPX Corp. *	143,300	3,575,335
SPX FLOW, Inc. *	61,900	2,159,691
Standex International Corp.	9,700	845,840
Teledyne Technologies, Inc. *	25,400	3,120,898
Tennant Co.	17,480	1,210,490
Textainer Group Holdings Ltd.	50,700	730,080
The Greenbrier Cos., Inc.	33,820	1,479,625
The Middleby Corp. *	13,024	1,747,560
The Toro Co.	63,240	3,726,733
Titan International, Inc.	137,975	1,833,688
Titan Machinery, Inc. *	62,600	864,506
Security	Number of Shares	Value ($)
TriMas Corp. *	55,500	1,182,150
Tutor Perini Corp. *	101,700	3,030,660
Universal Forest Products, Inc.	26,470	2,692,264
USG Corp. *	17,900	547,561
Wabash National Corp.	53,300	940,745
Wabtec Corp.	40,820	3,536,645
Watsco, Inc.	20,645	3,153,317
Watts Water Technologies, Inc., Class A	26,555	1,752,630
Woodward, Inc.	40,700	2,834,348
		217,155,605

Commercial & Professional Supplies 4.8%
ABM Industries, Inc.	92,100	3,719,919
ACCO Brands Corp. *	128,400	1,637,100
Brady Corp., Class A	51,300	1,864,755
CBIZ, Inc. *	51,300	672,030
CEB, Inc.	14,870	1,136,812
Clean Harbors, Inc. *	46,530	2,582,415
Copart, Inc. *	69,800	3,960,452
Covanta Holding Corp.	164,000	2,640,400
Deluxe Corp.	41,700	3,037,845
Ennis, Inc.	32,900	556,010
Essendant, Inc.	151,500	3,164,835
FTI Consulting, Inc. *	59,000	2,486,260
G&K Services, Inc., Class A	16,490	1,584,029
Healthcare Services Group, Inc.	38,055	1,512,686
Herman Miller, Inc.	47,510	1,482,312
HNI Corp.	44,000	2,218,040
Huron Consulting Group, Inc. *	15,261	691,323
ICF International, Inc. *	22,400	1,164,800
Insperity, Inc.	16,260	1,162,590
Interface, Inc.	55,285	1,006,187
KAR Auction Services, Inc.	71,200	3,243,160
Kelly Services, Inc., Class A	143,400	3,210,726
Kforce, Inc.	59,800	1,375,400
Knoll, Inc.	36,000	939,960
Korn/Ferry International	40,730	1,183,207
Matthews International Corp., Class A	19,515	1,316,287
McGrath RentCorp	30,825	1,179,981
Mobile Mini, Inc.	22,000	716,100
MSA Safety, Inc.	24,325	1,735,589
Navigant Consulting, Inc. *	56,825	1,403,578
On Assignment, Inc. *	30,500	1,381,040
Quad Graphics, Inc.	119,900	3,140,181
Resources Connection, Inc.	72,560	1,211,752
Rollins, Inc.	36,933	1,302,258
Steelcase, Inc., Class A	129,500	2,175,600
Stericycle, Inc. *	38,500	2,969,890
Team, Inc. *	27,400	920,640
Tetra Tech, Inc.	60,995	2,665,481
The Brink's Co.	68,400	3,043,800
TrueBlue, Inc. *	63,030	1,559,992
UniFirst Corp.	12,405	1,586,599
Viad Corp.	30,365	1,331,505
West Corp.	57,800	1,402,806
		79,276,332

Consumer Durables & Apparel 2.6%
American Outdoor Brands Corp. *(a)	35,100	747,630
Arctic Cat, Inc. *(a)	56,400	1,060,320
Brunswick Corp.	57,100	3,418,006
CalAtlantic Group, Inc.	18,200	634,634
Carter's, Inc.	34,100	2,855,875
Columbia Sportswear Co.	19,760	1,074,351
Crocs, Inc. *	151,560	1,106,388
Deckers Outdoor Corp. *	50,350	2,900,160
Ethan Allen Interiors, Inc.	15,600	453,960

2

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
G-III Apparel Group Ltd. *	48,900	1,284,114
Helen of Troy Ltd. *	20,630	1,924,779
Iconix Brand Group, Inc. *	196,700	2,024,043
KB Home	41,600	681,408
La-Z-Boy, Inc.	61,220	1,750,892
Lennar Corp., Class A	77,900	3,478,235
lululemon Athletica, Inc. *	32,700	2,207,577
M.D.C. Holdings, Inc.	47,775	1,291,836
Meritage Homes Corp. *	33,200	1,220,100
Oxford Industries, Inc.	12,000	660,240
Skechers U.S.A., Inc., Class A *	61,135	1,535,711
Steven Madden Ltd. *	55,122	1,940,295
Sturm, Ruger & Co., Inc. (a)	19,400	1,023,350
Tempur Sealy International, Inc. *(a)	35,215	1,514,245
Toll Brothers, Inc. *	55,700	1,746,752
Under Armour, Inc., Class A *(a)	25,960	557,881
Under Armour, Inc., Class C *	33,688	647,483
Unifi, Inc. *	18,800	505,532
Vista Outdoor, Inc. *	29,300	844,133
Wolverine World Wide, Inc.	82,980	1,949,200
		43,039,130

Consumer Services 4.5%
BJ's Restaurants, Inc. *	16,700	593,685
Bloomin' Brands, Inc.	108,500	1,856,435
Bob Evans Farms, Inc.	50,255	2,835,890
Boyd Gaming Corp. *	43,300	879,856
Bright Horizons Family Solutions, Inc. *	11,800	836,148
Buffalo Wild Wings, Inc. *	9,000	1,359,000
Caesars Entertainment Corp. *(a)	129,000	1,154,550
Capella Education Co.	19,500	1,667,250
Career Education Corp. *	219,400	2,143,538
Choice Hotels International, Inc.	28,640	1,589,520
Churchill Downs, Inc.	6,100	874,435
Cracker Barrel Old Country Store, Inc. (a)	13,020	2,057,941
DineEquity, Inc.	16,130	1,106,195
Domino's Pizza, Inc.	14,500	2,530,830
Dunkin' Brands Group, Inc.	45,900	2,380,833
Extended Stay America, Inc.	33,800	547,898
Graham Holdings Co., Class B	7,600	3,948,580
Grand Canyon Education, Inc. *	19,600	1,156,008
Houghton Mifflin Harcourt Co. *	72,700	821,510
Hyatt Hotels Corp., Class A *	19,800	1,083,258
ILG, Inc.	34,200	648,090
International Speedway Corp., Class A	23,250	852,113
Jack in the Box, Inc.	29,100	3,140,472
K12, Inc. *	67,100	1,337,303
La Quinta Holdings, Inc. *	69,700	984,861
Marriott Vacations Worldwide Corp.	20,800	1,798,784
Norwegian Cruise Line Holdings Ltd. *	51,900	2,439,300
Panera Bread Co., Class A *	17,375	3,632,418
Papa John's International, Inc.	10,820	922,080
Penn National Gaming, Inc. *	123,100	1,696,318
Red Robin Gourmet Burgers, Inc. *	20,080	954,804
Regis Corp. *	130,200	1,812,384
Ruby Tuesday, Inc. *	306,550	600,838
SeaWorld Entertainment, Inc.	131,500	2,381,465
ServiceMaster Global Holdings, Inc. *	20,300	750,694
Six Flags Entertainment Corp.	36,800	2,192,544
Sotheby's *	52,020	2,065,714
Strayer Education, Inc. *	31,200	2,527,200
Texas Roadhouse, Inc.	42,510	1,982,666
The Cheesecake Factory, Inc.	51,335	3,093,447
The Wendy's Co.	290,000	3,923,700
Vail Resorts, Inc.	10,860	1,862,924
Weight Watchers International, Inc. *(a)	179,692	2,237,166
		75,260,645

Security	Number of Shares	Value ($)
Diversified Financials 5.0%
Affiliated Managers Group, Inc. *	20,200	3,077,672
Altisource Residential Corp.	73,000	886,220
Anworth Mortgage Asset Corp.	186,755	958,053
BGC Partners, Inc., Class A	110,100	1,218,807
Capstead Mortgage Corp.	116,350	1,241,455
CBOE Holdings, Inc.	36,600	2,914,092
Chimera Investment Corp.	159,200	2,806,696
Credit Acceptance Corp. *(a)	5,600	1,149,568
CYS Investments, Inc.	95,500	722,935
E*TRADE Financial Corp. *	112,800	4,224,360
Eaton Vance Corp.	86,500	3,626,945
Evercore Partners, Inc., Class A	22,000	1,703,900
EZCORP, Inc., Class A *	208,100	2,060,190
FactSet Research Systems, Inc.	13,865	2,399,338
Federated Investors, Inc., Class B	94,900	2,468,349
FirstCash, Inc.	48,690	2,079,063
Greenhill & Co., Inc.	56,135	1,658,789
Invesco Mortgage Capital, Inc.	118,800	1,730,916
Janus Capital Group, Inc.	114,200	1,427,500
KCG Holdings, Inc., Class A *	41,200	575,564
Lazard Ltd., Class A	66,100	2,807,928
LPL Financial Holdings, Inc.	112,400	4,417,320
MarketAxess Holdings, Inc.	5,300	992,425
MFA Financial, Inc.	318,400	2,512,176
Morningstar, Inc.	11,700	890,955
MSCI, Inc.	30,900	2,556,975
Nelnet, Inc., Class A	26,940	1,320,868
New Residential Investment Corp.	155,600	2,357,340
OneMain Holdings, Inc. *	46,400	1,038,432
PennyMac Mortgage Investment Trust	90,800	1,539,060
PRA Group, Inc. *	36,600	1,456,680
Raymond James Financial, Inc.	56,900	4,263,517
Redwood Trust, Inc.	92,900	1,439,950
Santander Consumer USA Holdings, Inc. *	248,200	3,281,204
SEI Investments Co.	70,500	3,419,955
Starwood Property Trust, Inc.	93,700	2,085,762
Stifel Financial Corp. *	30,360	1,528,019
Two Harbors Investment Corp.	194,800	1,708,396
Waddell & Reed Financial, Inc., Class A	164,700	2,972,835
Western Asset Mortgage Capital Corp.	76,700	773,903
World Acceptance Corp. *	37,660	1,847,976
		84,142,088

Energy 5.1%
Alon USA Energy, Inc.	166,300	1,872,538
Antero Resources Corp. *	35,500	866,555
Archrock, Inc.	234,500	3,423,700
Atwood Oceanics, Inc. *	240,300	2,922,048
Bill Barrett Corp. *	230,300	1,508,465
Bristow Group, Inc.	163,600	2,889,176
CARBO Ceramics, Inc. *	114,580	1,627,036
Carrizo Oil & Gas, Inc. *	17,000	601,120
Continental Resources, Inc. *	30,600	1,485,936
CVR Energy, Inc. (a)	80,300	1,783,463
Dril-Quip, Inc. *	30,685	1,908,607
EP Energy Corp., Class A *(a)	111,100	582,164
Forum Energy Technologies, Inc. *	71,900	1,560,230
Golar LNG Ltd.	61,700	1,595,562
Green Plains, Inc.	102,000	2,295,000
Gulfport Energy Corp. *	21,800	455,620
Helix Energy Solutions Group, Inc. *	220,200	1,867,296
Hornbeck Offshore Services, Inc. *	135,280	980,780
Laredo Petroleum, Inc. *	47,600	644,980
Matrix Service Co. *	40,800	913,920
McDermott International, Inc. *	532,900	4,316,490
Newpark Resources, Inc. *	244,540	1,846,277

3

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nordic American Tankers Ltd. (a)	71,685	619,358
Oasis Petroleum, Inc. *	142,200	2,010,708
Oil States International, Inc. *	93,700	3,701,150
PDC Energy, Inc. *	12,655	935,711
Pioneer Energy Services Corp. *	318,800	2,008,440
Range Resources Corp.	91,600	2,962,344
Renewable Energy Group, Inc. *	124,000	1,078,800
REX American Resources Corp. *	6,300	523,089
Rowan Cos. plc, Class A *	175,700	3,148,544
RPC, Inc. (a)	74,600	1,605,392
SEACOR Holdings, Inc. *	48,900	3,597,573
SemGroup Corp., Class A	45,100	1,790,470
Ship Finance International Ltd. (a)	65,700	985,500
Targa Resources Corp.	67,600	3,895,112
Teekay Corp.	212,100	2,131,605
Tesco Corp. *	113,700	977,820
TETRA Technologies, Inc. *	129,460	642,122
Tidewater, Inc. *(a)	700,400	1,540,880
Unit Corp. *	174,800	4,544,800
US Silica Holdings, Inc.	26,500	1,567,210
W&T Offshore, Inc. *(a)	536,500	1,555,850
WPX Energy, Inc. *	332,800	4,635,904
		84,405,345

Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	40,900	1,850,725
Performance Food Group Co. *	42,200	934,730
PriceSmart, Inc.	16,740	1,417,878
Rite Aid Corp. *	386,100	2,169,882
SpartanNash, Co.	77,900	2,949,294
Sprouts Farmers Market, Inc. *	56,400	1,052,988
SUPERVALU, Inc. *	393,400	1,542,128
The Andersons, Inc.	70,137	2,647,672
		14,565,297

Food, Beverage & Tobacco 2.3%
B&G Foods, Inc.	28,700	1,272,845
Cal-Maine Foods, Inc. (a)	28,900	1,205,130
Darling Ingredients, Inc. *	168,620	2,023,440
Dean Foods Co.	122,400	2,430,864
Flowers Foods, Inc.	193,050	3,882,236
Fresh Del Monte Produce, Inc.	55,800	3,194,550
J&J Snack Foods Corp.	10,135	1,292,922
Lancaster Colony Corp.	13,865	1,817,008
Pilgrim's Pride Corp.	84,400	1,615,416
Pinnacle Foods, Inc.	55,400	2,946,726
Sanderson Farms, Inc.	32,100	2,921,100
Snyder's-Lance, Inc.	51,788	1,987,623
The Boston Beer Co., Inc., Class A *	4,800	737,760
The Hain Celestial Group, Inc. *	39,240	1,552,334
The WhiteWave Foods Co. *	41,200	2,268,472
TreeHouse Foods, Inc. *	28,085	2,131,090
Universal Corp.	57,500	3,910,000
Vector Group Ltd.	59,578	1,314,291
		38,503,807

Health Care Equipment & Services 3.4%
Air Methods Corp. *	34,100	1,217,370
Alere, Inc. *	35,200	1,302,400
Align Technology, Inc. *	12,900	1,182,801
Allscripts Healthcare Solutions, Inc. *	170,600	1,997,726
Amedisys, Inc. *	20,170	924,189
Analogic Corp.	10,165	789,312
Brookdale Senior Living, Inc. *	149,200	2,233,524
Chemed Corp.	17,895	2,972,181
CONMED Corp.	25,195	1,123,445
Security	Number of Shares	Value ($)
Envision Healthcare Corp. *	63,999	4,351,932
Haemonetics Corp. *	34,500	1,375,170
Halyard Health, Inc. *	80,300	3,089,141
HealthSouth Corp.	61,400	2,383,548
Hill-Rom Holdings, Inc.	49,200	2,896,404
HMS Holdings Corp. *	28,200	512,112
Hologic, Inc. *	37,100	1,503,663
Integer Holdings Corp. *	26,800	868,320
Invacare Corp.	119,365	1,372,698
Kindred Healthcare, Inc.	284,922	1,894,731
LHC Group, Inc. *	12,500	626,625
Masimo Corp. *	23,100	1,699,698
Molina Healthcare, Inc. *	38,857	2,203,969
PharMerica Corp. *	60,540	1,501,392
Quality Systems, Inc. *	70,100	1,052,201
Select Medical Holdings Corp. *	214,500	2,670,525
Team Health Holdings, Inc. *	25,000	1,086,500
Teleflex, Inc.	15,700	2,633,361
The Cooper Cos., Inc.	16,300	3,009,143
Triple-S Management Corp., Class B *	64,700	1,236,417
VCA, Inc. *	39,100	3,542,460
West Pharmaceutical Services, Inc.	25,480	2,156,372
		57,409,330

Household & Personal Products 0.7%
Central Garden & Pet Co., Class A *	46,800	1,440,504
Edgewell Personal Care Co. *	51,800	4,083,912
Energizer Holdings, Inc.	45,400	2,291,338
HRG Group, Inc. *	68,700	1,156,221
Spectrum Brands Holdings, Inc.	9,400	1,253,866
WD-40 Co.	7,415	779,687
		11,005,528

Insurance 4.1%
Allied World Assurance Co. Holdings AG	89,500	4,755,135
Ambac Financial Group, Inc. *	88,100	1,843,052
American Equity Investment Life Holding Co.	117,715	2,778,074
American National Insurance Co.	6,300	734,517
AmTrust Financial Services, Inc.	32,300	852,397
Argo Group International Holdings Ltd.	28,970	1,852,631
Aspen Insurance Holdings Ltd.	76,500	4,314,600
Brown & Brown, Inc.	60,100	2,532,013
CNA Financial Corp.	28,000	1,166,200
Employers Holdings, Inc.	30,500	1,111,725
Endurance Specialty Holdings Ltd.	44,196	4,096,527
Erie Indemnity Co., Class A	21,700	2,432,787
Horace Mann Educators Corp.	26,090	1,078,822
Infinity Property & Casualty Corp.	14,065	1,221,545
James River Group Holdings Ltd.	17,000	674,050
Kemper Corp.	76,500	3,304,800
Maiden Holdings Ltd.	58,600	1,040,150
Markel Corp. *	3,682	3,405,850
MBIA, Inc. *	210,100	2,143,020
Mercury General Corp.	34,300	2,169,475
Old Republic International Corp.	203,900	4,241,120
Primerica, Inc.	60,100	4,534,545
ProAssurance Corp.	51,600	2,807,040
RLI Corp.	29,700	1,764,774
Safety Insurance Group, Inc.	17,005	1,219,259
Selective Insurance Group, Inc.	31,800	1,326,060
Stewart Information Services Corp.	35,900	1,568,112
The Hanover Insurance Group, Inc.	34,900	2,929,506
Validus Holdings Ltd.	80,300	4,577,100
		68,474,886

4

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 7.2%
A. Schulman, Inc.	59,233	2,043,539
AK Steel Holding Corp. *	100,800	814,464
Axalta Coating Systems Ltd. *	63,300	1,835,700
Berry Plastics Group, Inc. *	50,700	2,587,221
Boise Cascade Co. *	97,200	2,410,560
Calgon Carbon Corp.	58,100	920,885
Carpenter Technology Corp.	68,200	2,729,364
Century Aluminum Co. *	116,800	1,798,720
Chemtura Corp. *	117,100	3,876,010
Clearwater Paper Corp. *	31,860	2,003,994
Cliffs Natural Resources, Inc. *	1,179,500	10,344,215
Compass Minerals International, Inc.	29,630	2,477,068
Crown Holdings, Inc. *	72,000	3,900,240
Eagle Materials, Inc.	16,070	1,680,601
Ferro Corp. *	58,930	833,270
Greif, Inc., Class A	70,700	4,070,906
H.B. Fuller Co.	42,280	2,087,364
Hecla Mining Co.	189,200	1,218,448
Innophos Holdings, Inc.	38,650	1,879,936
Innospec, Inc.	19,780	1,411,303
Kaiser Aluminum Corp.	23,080	1,810,857
KapStone Paper & Packaging Corp.	83,900	2,011,922
Koppers Holdings, Inc. *	36,960	1,495,032
Kraton Corp. *	46,200	1,240,932
Louisiana-Pacific Corp. *	78,300	1,497,879
Martin Marietta Materials, Inc.	19,600	4,500,160
Materion Corp.	45,860	1,802,298
Minerals Technologies, Inc.	24,820	1,989,323
Neenah Paper, Inc.	11,500	944,725
NewMarket Corp.	6,895	2,972,917
Olin Corp.	141,800	3,716,578
P.H. Glatfelter Co.	81,045	1,978,308
Platform Specialty Products Corp. *	62,800	762,392
PolyOne Corp.	85,300	2,909,583
Quaker Chemical Corp.	9,100	1,169,350
Royal Gold, Inc.	14,600	1,053,682
Schnitzer Steel Industries, Inc., Class A	141,910	3,356,171
Schweitzer-Mauduit International, Inc.	35,572	1,576,907
Sensient Technologies Corp.	36,300	2,786,025
Silgan Holdings, Inc.	55,000	3,218,050
Southern Copper Corp.	132,400	5,078,864
Stepan Co.	24,330	1,900,416
Stillwater Mining Co. *	78,770	1,339,090
SunCoke Energy, Inc. *	180,600	1,592,892
The Scotts Miracle-Gro Co.	36,500	3,356,905
TimkenSteel Corp. *	151,600	2,555,976
Trinseo S.A.	16,500	1,068,375
Tronox Ltd., Class A	243,800	3,052,376
W.R. Grace & Co.	28,000	1,941,520
Westlake Chemical Corp.	39,600	2,451,636
Worthington Industries, Inc.	55,500	2,652,345
		120,707,294

Media 2.0%
AMC Networks, Inc., Class A *	25,300	1,450,955
Cable One, Inc.	2,030	1,283,731
Cinemark Holdings, Inc.	92,500	3,931,250
Gannett Co., Inc.	229,500	2,207,790
John Wiley & Sons, Inc., Class A	43,600	2,402,360
Lions Gate Entertainment Corp., Class A	20,700	595,539
Lions Gate Entertainment Corp., Class B *	63,055	1,689,244
Live Nation Entertainment, Inc. *	86,800	2,484,216
Loral Space & Communications, Inc. *	27,200	1,108,400
Meredith Corp.	36,100	2,212,930
National CineMedia, Inc.	76,200	1,117,092
Regal Entertainment Group, Class A	94,300	2,136,838
Security	Number of Shares	Value ($)
Scholastic Corp.	49,700	2,275,266
Sinclair Broadcast Group, Inc., Class A	46,519	1,570,016
Sirius XM Holdings, Inc. (a)	779,500	3,679,240
The New York Times Co., Class A	104,500	1,410,750
Tribune Media Co., Class A	61,500	1,773,660
		33,329,277

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alexion Pharmaceuticals, Inc. *	19,000	2,482,920
Bio-Rad Laboratories, Inc., Class A *	14,000	2,661,120
Bio-Techne Corp.	13,865	1,410,764
Bruker Corp.	41,000	972,930
Catalent, Inc. *	21,300	569,988
Charles River Laboratories International, Inc. *	33,200	2,682,560
Endo International plc *	48,200	589,968
Illumina, Inc. *	16,060	2,571,206
Impax Laboratories, Inc. *	51,400	675,910
Mallinckrodt plc *	36,421	1,774,795
Myriad Genetics, Inc. *	88,100	1,425,458
PAREXEL International Corp. *	21,720	1,539,731
PDL BioPharma, Inc.	638,750	1,405,250
PerkinElmer, Inc.	57,700	3,069,063
Prestige Brands Holdings, Inc. *	15,200	801,952
QIAGEN N.V. *	89,555	2,595,304
Quintiles IMS Holdings, Inc. *	60,726	4,766,384
Regeneron Pharmaceuticals, Inc. *	4,500	1,616,805
United Therapeutics Corp. *	18,600	3,043,518
Vertex Pharmaceuticals, Inc. *	5,800	498,046
VWR Corp. *	38,600	1,000,126
		38,153,798

Real Estate 9.4%
Acadia Realty Trust	13,800	439,392
Alexandria Real Estate Equities, Inc.	26,300	2,914,566
Altisource Portfolio Solutions S.A. *	32,500	926,250
American Campus Communities, Inc.	46,460	2,258,885
Apartment Investment & Management Co., Class A	61,300	2,701,491
Apple Hospitality REIT, Inc.	96,500	1,931,930
Ashford Hospitality Trust, Inc.	130,700	993,320
Brandywine Realty Trust	134,300	2,162,230
Brixmor Property Group, Inc.	89,600	2,162,048
Camden Property Trust	39,700	3,317,729
Care Capital Properties, Inc.	24,600	607,866
CBL & Associates Properties, Inc.	233,500	2,533,475
Chesapeake Lodging Trust	23,400	599,040
Columbia Property Trust, Inc.	134,600	2,994,850
Corporate Office Properties Trust	70,100	2,230,582
Cousins Properties, Inc.	46,500	395,250
CubeSmart	35,300	887,089
DCT Industrial Trust, Inc.	28,550	1,275,899
DDR Corp.	138,900	2,108,502
DiamondRock Hospitality Co.	162,100	1,826,867
Douglas Emmett, Inc.	56,500	2,137,960
DuPont Fabros Technology, Inc.	23,300	1,106,284
EastGroup Properties, Inc.	14,550	1,029,703
EPR Properties	23,900	1,767,883
Equinix, Inc.	10,086	3,882,908
Equity Commonwealth *	91,000	2,806,440
Equity LifeStyle Properties, Inc.	23,240	1,718,366
Equity One, Inc.	31,700	988,723
Essex Property Trust, Inc.	12,909	2,895,489
Extra Space Storage, Inc.	22,865	1,647,423
Federal Realty Investment Trust	19,800	2,780,514
First Industrial Realty Trust, Inc.	24,800	641,080
Franklin Street Properties Corp.	72,100	919,275

5

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gaming & Leisure Properties, Inc.	42,900	1,356,927
Government Properties Income Trust	51,100	984,186
Gramercy Property Trust	35,100	924,534
Healthcare Realty Trust, Inc.	49,300	1,489,353
Healthcare Trust of America, Inc., Class A	48,400	1,406,988
Hersha Hospitality Trust	44,325	886,057
Highwoods Properties, Inc.	47,300	2,431,693
HomeBanc Corp. *(b)(d)	6,875	—
Investors Real Estate Trust	135,200	870,688
Kilroy Realty Corp.	27,000	2,020,950
Lamar Advertising Co., Class A	34,700	2,620,544
LaSalle Hotel Properties	75,440	2,276,025
Lexington Realty Trust	167,400	1,794,528
Liberty Property Trust	92,500	3,551,075
Life Storage, Inc.	11,370	926,087
Mack-Cali Realty Corp.	104,600	2,930,892
Medical Properties Trust, Inc.	75,500	962,625
Mid-America Apartment Communities, Inc.	39,776	3,776,731
Monogram Residential Trust, Inc.	73,700	749,529
National Retail Properties, Inc.	40,400	1,761,440
Omega Healthcare Investors, Inc.	53,690	1,721,838
Outfront Media, Inc.	148,200	4,065,126
Paramount Group, Inc.	59,000	984,710
Parkway, Inc. *	3,650	77,709
Pebblebrook Hotel Trust	21,800	652,038
Pennsylvania Real Estate Investment Trust	59,700	1,069,227
Piedmont Office Realty Trust, Inc., Class A	142,500	3,095,100
Potlatch Corp.	35,400	1,458,480
PS Business Parks, Inc.	8,550	957,942
RAIT Financial Trust	164,600	569,516
Rayonier, Inc.	130,700	3,645,223
Realogy Holdings Corp.	128,000	3,316,480
Realty Income Corp.	49,400	2,945,722
Regency Centers Corp.	33,100	2,308,063
Retail Properties of America, Inc., Class A	160,400	2,401,188
RLJ Lodging Trust	96,900	2,249,049
Ryman Hospitality Properties, Inc.	30,500	1,865,990
Sabra Health Care REIT, Inc.	49,400	1,254,760
Senior Housing Properties Trust	160,400	3,055,620
Spirit Realty Capital, Inc.	132,900	1,398,108
Sun Communities, Inc.	17,555	1,382,632
Sunstone Hotel Investors, Inc.	107,843	1,587,449
Tanger Factory Outlet Centers, Inc.	39,380	1,346,402
Taubman Centers, Inc.	34,400	2,436,896
The GEO Group, Inc.	78,536	3,260,815
Tier REIT, Inc.	37,500	682,875
UDR, Inc.	95,000	3,320,250
VEREIT, Inc.	142,900	1,218,937
Washington Prime Group, Inc.	148,300	1,431,095
Washington Real Estate Investment Trust	44,900	1,412,105
Weingarten Realty Investors	59,700	2,127,111
WP Carey, Inc.	35,300	2,186,482
Xenia Hotels & Resorts, Inc.	71,000	1,302,850
		156,097,949

Retailing 4.9%
Aaron's, Inc.	120,400	3,725,176
Asbury Automotive Group, Inc. *	41,800	2,742,080
Ascena Retail Group, Inc. *	440,800	2,120,248
Barnes & Noble Education, Inc. *	126,600	1,272,330
Barnes & Noble, Inc.	160,200	1,634,040
Burlington Stores, Inc. *	29,400	2,460,780
Cabela's, Inc. *	32,600	1,822,014
Caleres, Inc.	72,842	2,239,891
DSW, Inc., Class A	120,336	2,546,310
Express, Inc. *	174,200	1,851,746
Five Below, Inc. *	21,800	868,730
Fred's, Inc., Class A (a)	166,770	2,429,839
Security	Number of Shares	Value ($)
Genesco, Inc. *	44,200	2,660,840
Group 1 Automotive, Inc.	54,400	4,394,976
Hibbett Sports, Inc. *	38,385	1,266,705
HSN, Inc.	51,800	1,825,950
Lands' End, Inc. *(a)	40,000	614,000
Liberty TripAdvisor Holdings, Inc., Class A *	40,700	730,565
Lithia Motors, Inc., Class A	19,135	1,973,201
Lumber Liquidators Holdings, Inc. *(a)	78,700	1,232,442
Monro Muffler Brake, Inc.	17,540	1,050,646
Netflix, Inc. *	22,190	3,122,355
Nutrisystem, Inc.	29,930	989,187
Penske Automotive Group, Inc.	61,600	3,348,576
Pier 1 Imports, Inc.	475,485	3,456,776
Pool Corp.	22,780	2,404,657
Rent-A-Center, Inc.	315,400	2,825,984
RH *(a)	25,700	694,414
Sally Beauty Holdings, Inc. *	119,465	2,843,267
Select Comfort Corp. *	49,570	1,000,323
Shoe Carnival, Inc.	21,400	547,198
Shutterfly, Inc. *	15,200	780,216
Sonic Automotive, Inc., Class A	110,700	2,590,380
Stage Stores, Inc.	323,255	905,114
The Buckle, Inc. (a)	78,022	1,650,165
The Cato Corp., Class A	44,695	1,134,806
The Children's Place, Inc.	28,060	2,721,820
The Finish Line, Inc., Class A	114,952	1,977,174
The Michaels Cos., Inc. *	36,600	719,922
TripAdvisor, Inc. *	22,100	1,169,090
Tuesday Morning Corp. *	126,300	543,090
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,600	3,703,008
Vitamin Shoppe, Inc. *	54,500	1,179,925
Zumiez, Inc. *	38,600	773,930
		82,543,886

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	13,400	788,456
Advanced Micro Devices, Inc. *	461,600	4,786,792
Amkor Technology, Inc. *	206,500	1,943,165
Brooks Automation, Inc.	69,490	1,210,516
Cabot Microelectronics Corp.	29,330	1,980,068
Cirrus Logic, Inc. *	33,235	2,004,735
Cree, Inc. *	89,300	2,462,894
Cypress Semiconductor Corp.	184,703	2,179,495
Diodes, Inc. *	39,600	985,644
Entegris, Inc. *	75,245	1,410,844
First Solar, Inc. *	83,100	2,591,889
Integrated Device Technology, Inc. *	57,880	1,457,997
Intersil Corp., Class A	98,900	2,218,327
Microsemi Corp. *	31,812	1,690,808
MKS Instruments, Inc.	35,850	2,362,515
ON Semiconductor Corp. *	320,900	4,274,388
Photronics, Inc. *	91,925	1,057,138
Power Integrations, Inc.	10,100	717,100
Qorvo, Inc. *	47,000	3,017,870
Silicon Laboratories, Inc. *	27,190	1,772,788
Synaptics, Inc. *	16,005	902,362
Teradyne, Inc.	137,800	3,910,764
Tessera Holding Corp.	17,800	804,560
Veeco Instruments, Inc. *	60,160	1,549,120
		48,080,235

Software & Services 5.7%
ACI Worldwide, Inc. *	49,400	958,360
Acxiom Corp. *	66,015	1,722,992
ANSYS, Inc. *	25,400	2,368,804
Cadence Design Systems, Inc. *	64,400	1,676,332
Cardtronics plc, Class A *	19,300	1,053,394

6

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CDK Global, Inc.	41,400	2,589,570
Cimpress N.V. *	13,920	1,174,709
CommVault Systems, Inc. *	10,500	515,550
Convergys Corp.	111,800	2,774,876
CoreLogic, Inc. *	83,300	2,937,991
CSG Systems International, Inc.	26,145	1,265,418
DST Systems, Inc.	29,600	3,408,440
EarthLink Holdings Corp.	213,875	1,370,939
EPAM Systems, Inc. *	8,000	514,880
Euronet Worldwide, Inc. *	16,395	1,172,570
Fair Isaac Corp.	17,505	2,158,366
First Data Corp., Class A *	184,300	2,827,162
FleetCor Technologies, Inc. *	10,200	1,504,398
Gartner, Inc. *	27,300	2,712,528
Genpact Ltd. *	97,650	2,410,002
j2 Global, Inc.	15,785	1,322,941
Jack Henry & Associates, Inc.	32,380	2,907,076
Manhattan Associates, Inc. *	19,380	993,419
ManTech International Corp., Class A	56,400	2,196,216
MAXIMUS, Inc.	36,780	2,028,049
Mentor Graphics Corp.	68,320	2,521,691
NeuStar, Inc., Class A *	103,575	3,438,690
Nuance Communications, Inc. *	84,200	1,335,412
Progress Software Corp.	63,625	1,782,773
PTC, Inc. *	49,740	2,614,832
Red Hat, Inc. *	40,400	3,065,552
Sabre Corp.	24,400	597,800
salesforce.com, Inc. *	33,333	2,636,640
Science Applications International Corp.	49,800	4,054,716
SS&C Technologies Holdings, Inc.	30,000	963,900
Sykes Enterprises, Inc. *	48,255	1,347,762
Synopsys, Inc. *	51,300	3,226,257
Take-Two Interactive Software, Inc. *	47,855	2,567,421
TiVo Corp. *	109,307	2,065,902
Travelport Worldwide Ltd.	110,100	1,581,036
Unisys Corp. *	164,300	2,111,255
Vantiv, Inc., Class A *	28,800	1,792,512
Verint Systems, Inc. *	25,400	948,690
VeriSign, Inc. *	40,800	3,272,568
VMware, Inc., Class A *(a)	26,300	2,302,302
WebMD Health Corp. *	23,800	1,187,382
WEX, Inc. *	13,400	1,532,022
Zynga, Inc., Class A *	295,800	745,416
		94,257,513

Technology Hardware & Equipment 4.4%
ADTRAN, Inc.	84,245	1,844,965
AVX Corp.	62,300	1,009,260
Belden, Inc.	30,240	2,312,453
Benchmark Electronics, Inc. *	125,500	3,840,300
Cognex Corp.	19,530	1,319,447
Coherent, Inc. *	12,440	1,962,161
CommScope Holding Co., Inc. *	84,900	3,210,918
Comtech Telecommunications Corp.	109,070	1,170,321
Diebold Nixdorf, Inc.	91,600	2,491,520
Dolby Laboratories, Inc., Class A	40,500	1,940,355
Eastman Kodak Co. *	48,400	648,560
EchoStar Corp., Class A *	43,400	2,210,362
Electronics For Imaging, Inc. *	20,402	916,866
ePlus, Inc. *	6,500	728,325
Fabrinet *	21,500	905,795
Finisar Corp. *	66,930	1,979,120
Harmonic, Inc. *	250,200	1,326,060
II-VI, Inc. *	36,100	1,317,650
Insight Enterprises, Inc. *	116,300	4,318,219
InterDigital, Inc.	25,400	2,372,360
IPG Photonics Corp. *	11,000	1,264,890
Itron, Inc. *	31,000	1,912,700
Security	Number of Shares	Value ($)
Knowles Corp. *	129,000	2,324,580
Littelfuse, Inc.	10,145	1,599,968
Lumentum Holdings, Inc. *	17,900	679,305
Methode Electronics, Inc.	27,400	1,152,170
MTS Systems Corp.	18,080	1,050,448
National Instruments Corp.	64,742	2,034,194
NETGEAR, Inc. *	32,550	1,852,095
NetScout Systems, Inc. *	21,500	715,950
OSI Systems, Inc. *	12,200	910,974
Plantronics, Inc.	36,710	2,077,052
Plexus Corp. *	52,480	2,849,664
Rogers Corp. *	8,100	647,595
ScanSource, Inc. *	65,940	2,607,927
Super Micro Computer, Inc. *	30,200	798,790
Trimble, Inc. *	103,300	3,059,746
TTM Technologies, Inc. *	92,400	1,370,292
VeriFone Systems, Inc. *	70,200	1,275,534
ViaSat, Inc. *	16,515	1,071,989
Viavi Solutions, Inc. *	163,500	1,463,325
Zebra Technologies Corp., Class A *	27,320	2,285,864
		72,830,069

Telecommunication Services 0.9%
ATN International, Inc.	7,900	634,291
Cincinnati Bell, Inc. *	77,020	1,767,609
Consolidated Communications Holdings, Inc. (a)	48,714	1,281,666
General Communication, Inc., Class A *	43,600	877,232
Inteliquent, Inc.	46,600	1,067,140
Iridium Communications, Inc. *	88,900	897,890
SBA Communications Corp. *	26,505	2,789,916
Spok Holdings, Inc.	27,600	567,180
Vonage Holdings Corp. *	194,400	1,378,296
Windstream Holdings, Inc. (a)	437,000	3,530,960
Zayo Group Holdings, Inc. *	29,800	952,408
		15,744,588

Transportation 3.2%
Allegiant Travel Co.	8,900	1,530,800
AMERCO	3,600	1,356,012
ArcBest Corp.	75,640	2,390,224
Atlas Air Worldwide Holdings, Inc. *	42,600	2,247,150
Copa Holdings S.A., Class A	43,400	4,231,066
Echo Global Logistics, Inc. *	20,900	496,375
Forward Air Corp.	24,825	1,196,317
Genesee & Wyoming, Inc., Class A *	26,165	1,971,794
Hawaiian Holdings, Inc. *	22,240	1,133,128
Heartland Express, Inc.	47,065	969,539
Hub Group, Inc., Class A *	58,710	2,603,788
Kirby Corp. *	48,100	3,100,045
Knight Transportation, Inc.	53,625	1,791,075
Landstar System, Inc.	45,770	3,872,142
Macquarie Infrastructure Corp.	24,500	1,837,255
Marten Transport Ltd.	34,500	788,325
Matson, Inc.	34,800	1,240,968
Old Dominion Freight Line, Inc. *	35,575	3,140,561
Roadrunner Transportation Systems, Inc. *	68,700	544,104
Saia, Inc. *	34,850	1,674,543
SkyWest, Inc.	118,200	4,184,280
Spirit Airlines, Inc. *	40,900	2,210,236
Swift Transportation Co. *	75,900	1,732,797
United Continental Holdings, Inc. *	57,700	4,066,119
Werner Enterprises, Inc.	80,800	2,270,480
		52,579,123

7

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 3.0%
ALLETE, Inc.	35,100	2,293,785
American States Water Co.	22,530	986,363
Aqua America, Inc.	78,575	2,389,466
Avangrid, Inc.	18,400	713,920
Avista Corp.	63,000	2,434,320
Black Hills Corp.	40,900	2,558,295
California Water Service Group	29,880	1,030,860
Dynegy, Inc. *	129,700	1,238,635
El Paso Electric Co.	41,990	1,927,341
Hawaiian Electric Industries, Inc.	108,400	3,629,232
IDACORP, Inc.	32,400	2,592,648
MGE Energy, Inc.	21,750	1,384,388
New Jersey Resources Corp.	72,500	2,733,250
Northwest Natural Gas Co.	26,005	1,531,694
NorthWestern Corp.	33,300	1,901,763
ONE Gas, Inc.	36,200	2,339,244
Otter Tail Corp.	39,880	1,509,458
PNM Resources, Inc.	97,600	3,357,440
Portland General Electric Co.	81,100	3,536,771
South Jersey Industries, Inc.	45,980	1,517,340
Southwest Gas Holdings, Inc.	43,500	3,504,795
Spire, Inc.	24,440	1,588,600
WGL Holdings, Inc.	43,300	3,548,002
		50,247,610
Total Common Stock
(Cost $1,249,411,601)		1,656,246,188

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(d)	19,700	—

Telecommunication Services 0.0%
Leap Wireless CVR *(b)(d)	105,700	338,240
Total Rights
(Cost $266,856)		338,240

Other Investment Companies 3.5% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (c)	19,940,043	19,940,043

Security	Number of Shares	Value ($)
Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 0.46% (c)	38,658,683	38,658,683
Total Other Investment Companies
(Cost $58,598,726)		58,598,726

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $1,314,810,293 and the unrealized appreciation and depreciation were $455,061,204 and ($54,688,343), respectively, with a net unrealized appreciation of $400,372,861.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,541,184.
(b)	Illiquid security. At the period end, the value of these amounted to $338,240 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/17/17	145	9,856,375	(13,309)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,500,148,239	$—	$—	$1,500,148,239
Real Estate	156,097,949	—	— *	156,097,949
Rights [1]	—	—	338,240 *	338,240
Other Investment Companies[1]	58,598,726	—	—	58,598,726
Total	$1,714,844,914	$—	$338,240	$1,715,183,154
8

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($13,309)	$—	$—	($13,309)
*	Level 3 amount shown includes securities determined to have no value at January 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
9

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.9%	Common Stock	1,079,532,887	1,046,020,383
0.8%	Preferred Stock	9,043,865	8,256,895
0.4%	Other Investment Company	4,442,120	4,442,120
0.6%	Short-Term Investments	6,167,033	6,167,033
99.7%	Total Investments	1,099,185,905	1,064,886,431
0.3%	Other Assets and Liabilities, Net		3,467,105
100.0%	Net Assets		1,068,353,536

Security	Number of Shares	Value ($)
Common Stock 97.9% of net assets

Australia 6.4%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	223,159	4,958,233
Bendigo & Adelaide Bank Ltd.	33,879	322,645
Commonwealth Bank of Australia	97,539	6,043,523
National Australia Bank Ltd.	204,687	4,707,006
Westpac Banking Corp.	228,520	5,501,270
		21,532,677
Capital Goods 0.0%
CIMIC Group Ltd.	10,830	281,893
Commercial & Professional Supplies 0.1%
Brambles Ltd.	66,010	521,678
Downer EDI Ltd.	108,075	508,708
		1,030,386
Consumer Services 0.1%
Tabcorp Holdings Ltd.	85,883	308,685
Tatts Group Ltd.	123,751	407,413
		716,098
Diversified Financials 0.2%
AMP Ltd.	281,424	1,068,164
BGP Holdings plc *(a)(e)	453,854	27,485
Macquarie Group Ltd.	14,372	922,905
		2,018,554
Energy 0.5%
Caltex Australia Ltd.	34,374	746,006
Origin Energy Ltd.	249,443	1,337,573
Santos Ltd.	173,779	528,686
Woodside Petroleum Ltd.	67,763	1,624,726
WorleyParsons Ltd. *	74,955	563,598
		4,800,589
Food & Staples Retailing 0.8%
Metcash Ltd. *	356,380	569,834
Wesfarmers Ltd.	149,580	4,569,548
Woolworths Ltd.	208,345	3,888,216
		9,027,598
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	56,205	415,655
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	25,241	398,084
Insurance 0.4%
Insurance Australia Group Ltd.	169,795	743,096
Medibank Pvt Ltd.	145,895	298,988
QBE Insurance Group Ltd.	127,351	1,208,203
Suncorp Group Ltd.	152,566	1,508,410
		3,758,697
Materials 1.6%
Amcor Ltd.	61,094	663,115
Arrium Ltd. *(a)(e)	11,838,630	41,480
BHP Billiton Ltd.	476,743	9,672,274
BlueScope Steel Ltd.	73,348	623,699
Boral Ltd.	71,796	317,287
CSR Ltd.	90,122	301,793
Fortescue Metals Group Ltd.	174,698	884,023
Iluka Resources Ltd.	44,716	256,623
Incitec Pivot Ltd.	161,839	472,994
Newcrest Mining Ltd.	29,814	488,925
Orica Ltd.	59,813	851,439
Rio Tinto Ltd.	52,598	2,668,266
		17,241,918
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	16,132	1,375,253
Real Estate 0.2%
LendLease Group	48,441	517,989
Mirvac Group	195,529	301,189
Scentre Group	161,245	538,060
Stockland	170,660	563,164
Westfield Corp.	56,687	377,896
		2,298,298
Telecommunication Services 0.2%
Telstra Corp., Ltd.	420,479	1,595,315
Transportation 0.1%
Aurizon Holdings Ltd.	153,263	582,262
Transurban Group	38,244	295,936
		878,198
Utilities 0.1%
AGL Energy Ltd.	48,681	834,762
APA Group	42,185	269,482
DUET Group	127,121	270,159
		1,374,403
		68,743,616

Austria 0.4%
Banks 0.2%
Erste Group Bank AG *	32,816	1,000,270
Raiffeisen Bank International AG *	26,767	596,158
		1,596,428
Energy 0.1%
OMV AG	43,846	1,534,525

1

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.1%
voestalpine AG	18,958	803,880
		3,934,833

Belgium 0.7%
Banks 0.1%
KBC Group N.V.	14,008	909,779
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	6,261	533,579
Food & Staples Retailing 0.0%
Colruyt S.A.	6,023	294,772
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev S.A./N.V.	26,767	2,794,957
Insurance 0.1%
Ageas	21,703	929,268
Materials 0.1%
Solvay S.A.	6,085	713,465
Umicore S.A.	12,129	679,399
		1,392,864
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	3,759	259,634
Telecommunication Services 0.0%
Proximus	18,365	527,437
		7,642,290

Canada 7.3%
Automobiles & Components 0.2%
Magna International, Inc.	52,427	2,267,908
Banks 1.9%
Bank of Montreal	36,861	2,788,264
Canadian Imperial Bank of Commerce	28,361	2,415,126
National Bank of Canada	21,533	929,497
Royal Bank of Canada	73,144	5,259,060
The Bank of Nova Scotia	67,115	4,010,653
The Toronto-Dominion Bank	82,552	4,276,527
		19,679,127
Capital Goods 0.1%
Bombardier, Inc., Class B *	296,553	567,467
Finning International, Inc.	21,317	431,500
SNC-Lavalin Group, Inc.	10,140	437,004
		1,435,971
Diversified Financials 0.2%
Brookfield Asset Management, Inc., Class A	42,132	1,457,015
CI Financial Corp.	16,015	334,761
IGM Financial, Inc.	9,234	283,779
Onex Corp.	6,515	455,912
		2,531,467
Energy 2.0%
ARC Resources Ltd.	24,272	377,720
Baytex Energy Corp. *	71,292	284,346
Cameco Corp.	30,267	385,417
Canadian Natural Resources Ltd.	82,145	2,483,446
Cenovus Energy, Inc.	111,895	1,527,189
Crescent Point Energy Corp.	48,871	569,739
Enbridge, Inc.	35,058	1,492,575
Encana Corp.	148,097	1,890,406
Enerplus Corp.	59,647	531,724
Gibson Energy, Inc.	21,053	306,593
Husky Energy, Inc. *	67,821	875,093
Imperial Oil Ltd.	23,841	783,799
Inter Pipeline Ltd.	13,574	294,377
Keyera Corp.	7,300	214,302
Security	Number of Shares	Value ($)
Pembina Pipeline Corp.	15,278	473,985
Pengrowth Energy Corp. *(b)	204,295	255,909
Penn West Petroleum Ltd. *(b)	562,511	959,673
Suncor Energy, Inc.	178,037	5,522,054
TransCanada Corp.	41,072	1,937,683
Vermilion Energy, Inc.	7,654	315,748
		21,481,778
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	17,940	821,828
Empire Co., Ltd., Class A	35,400	442,075
George Weston Ltd.	5,711	487,075
Loblaw Cos., Ltd.	15,543	816,896
Metro, Inc.	22,294	677,258
		3,245,132
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	13,375	492,447
Insurance 0.5%
Fairfax Financial Holdings Ltd.	670	313,053
Great-West Lifeco, Inc.	15,454	423,508
Intact Financial Corp.	5,206	380,113
Manulife Financial Corp.	85,100	1,631,696
Power Corp. of Canada	39,444	925,437
Power Financial Corp.	20,214	525,215
Sun Life Financial, Inc.	28,275	1,116,007
		5,315,029
Materials 0.9%
Agnico-Eagle Mines Ltd.	5,400	257,582
Agrium, Inc.	13,153	1,354,671
Barrick Gold Corp.	62,839	1,158,024
First Quantum Minerals Ltd.	60,470	762,584
Goldcorp, Inc.	42,920	693,976
Kinross Gold Corp. *	64,592	251,667
Methanex Corp.	6,600	329,987
Potash Corp. of Saskatchewan, Inc.	99,364	1,848,686
Teck Resources Ltd., Class B	98,368	2,410,725
West Fraser Timber Co., Ltd.	7,200	245,893
Yamana Gold, Inc.	97,478	322,117
		9,635,912
Media 0.1%
Quebecor, Inc., Class B	7,925	238,679
Shaw Communications, Inc., Class B	34,655	747,562
		986,241
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	14,309	197,494
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	5,576	593,017
Dollarama, Inc.	2,900	219,631
		812,648
Software & Services 0.0%
CGI Group, Inc., Class A *	7,392	355,441
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	86,188	608,035
Celestica, Inc. *	25,766	357,804
		965,839
Telecommunication Services 0.3%
BCE, Inc.	29,712	1,339,409
Rogers Communications, Inc., Class B	23,841	1,034,255
TELUS Corp.	22,571	753,494
		3,127,158

2

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.3%
Canadian National Railway Co.	32,517	2,260,010
Canadian Pacific Railway Ltd.	5,250	794,046
		3,054,056
Utilities 0.2%
Atco Ltd., Class I	8,089	284,832
Canadian Utilities Ltd., Class A	11,993	341,380
Emera, Inc.	8,598	300,245
Fortis, Inc.	20,427	656,804
TransAlta Corp.	81,521	482,391
		2,065,652
		77,649,300

Denmark 0.8%
Banks 0.1%
Danske Bank A/S	25,748	858,811
Capital Goods 0.0%
Vestas Wind Systems A/S	5,154	361,444
Commercial & Professional Supplies 0.0%
ISS A/S	9,772	347,965
Consumer Durables & Apparel 0.0%
Pandora A/S	2,154	282,279
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	7,472	675,972
Health Care Equipment & Services 0.0%
Coloplast A/S, Class B	3,619	259,501
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	43,011	1,554,406
Telecommunication Services 0.1%
TDC A/S *	150,710	794,104
Transportation 0.3%
AP Moeller — Maersk A/S, Series A	859	1,375,311
AP Moeller — Maersk A/S, Series B	865	1,449,851
DSV A/S	6,382	310,354
		3,135,516
		8,269,998

Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	8,124	304,759
Capital Goods 0.1%
Kone Oyj, Class B	12,609	570,064
Metso Oyj	10,652	327,474
Wartsila Oyj Abp	9,385	471,308
		1,368,846
Energy 0.1%
Neste Oyj	12,378	430,669
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	15,499	784,266
Insurance 0.1%
Sampo Oyj, A Shares	20,188	934,876
Materials 0.2%
Stora Enso Oyj, R Shares	79,572	902,997
UPM-Kymmene Oyj	57,001	1,292,777
		2,195,774
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	7,453	346,928
Technology Hardware & Equipment 0.2%
Nokia Oyj	397,764	1,786,025
Telecommunication Services 0.0%
Elisa Oyj	7,172	241,679
Security	Number of Shares	Value ($)
Utilities 0.1%
Fortum Oyj	57,980	925,054
		9,318,876

France 9.6%
Automobiles & Components 0.4%
Faurecia	9,143	397,259
Peugeot S.A. *	48,849	909,109
Renault S.A.	18,952	1,706,507
Valeo S.A.	13,668	835,383
		3,848,258
Banks 1.1%
BNP Paribas S.A.	91,091	5,827,256
Credit Agricole S.A.	99,578	1,321,566
Natixis S.A.	51,991	308,077
Societe Generale S.A.	99,327	4,855,848
		12,312,747
Capital Goods 1.5%
Airbus SE	22,348	1,514,859
Alstom S.A. *	20,363	577,788
Bouygues S.A.	36,786	1,336,654
Compagnie de Saint-Gobain	66,391	3,262,165
Eiffage S.A.	5,647	405,961
Legrand S.A.	12,596	731,590
Rexel S.A.	60,135	1,048,811
Safran S.A.	12,411	841,301
Schneider Electric SE	42,635	3,050,706
Thales S.A.	4,156	389,894
Vinci S.A.	39,682	2,781,570
Zodiac Aerospace (b)	12,528	380,778
		16,322,077
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	13,717	268,628
Teleperformance	2,887	309,051
		577,679
Consumer Durables & Apparel 0.4%
Christian Dior SE	3,447	739,952
Kering	4,278	1,018,339
LVMH Moet Hennessy Louis Vuitton SE	11,615	2,340,691
		4,098,982
Consumer Services 0.1%
Accor S.A.	13,217	535,632
Sodexo S.A.	5,634	623,020
		1,158,652
Diversified Financials 0.0%
Eurazeo S.A.	4,089	251,844
Wendel S.A.	2,357	278,952
		530,796
Energy 1.9%
CGG S.A. *(b)	15,762	158,487
TechnipFMC plc *	36,224	1,187,191
TOTAL S.A.	371,438	18,792,967
Vallourec S.A. *(b)	100,275	712,696
		20,851,341
Food & Staples Retailing 0.3%
Carrefour S.A.	92,383	2,259,991
Casino Guichard Perrachon S.A.	17,309	933,340
Rallye S.A.	25,162	558,881
		3,752,212

3

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.3%
Danone S.A.	32,658	2,047,288
Pernod-Ricard S.A.	9,279	1,085,400
		3,132,688
Health Care Equipment & Services 0.1%
Essilor International S.A.	5,300	621,776
Household & Personal Products 0.2%
L'Oreal S.A.	9,023	1,640,535
Insurance 0.4%
AXA S.A.	142,229	3,495,598
CNP Assurances	16,345	307,169
SCOR SE	12,183	412,320
		4,215,087
Materials 0.3%
Air Liquide S.A.	21,544	2,325,969
Arkema S.A.	7,301	721,060
		3,047,029
Media 0.3%
Eutelsat Communications S.A.	13,950	237,940
Publicis Groupe S.A.	9,283	637,733
Vivendi S.A.	156,444	2,868,567
		3,744,240
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	86,734	6,971,373
Real Estate 0.1%
Klepierre	5,638	214,094
Unibail-Rodamco SE	3,145	724,770
		938,864
Software & Services 0.1%
Atos SE	4,914	522,822
Capgemini S.A.	9,455	769,811
		1,292,633
Telecommunication Services 0.5%
Orange S.A.	320,520	4,975,892
Transportation 0.1%
Air France-KLM *(b)	73,651	389,141
Bollore S.A.	57,488	229,922
		619,063
Utilities 0.7%
Electricite de France S.A. (b)	88,996	877,324
Engie S.A.	405,588	4,855,910
Suez	43,353	656,691
Veolia Environnement S.A.	72,423	1,233,603
		7,623,528
		102,275,452

Germany 8.7%
Automobiles & Components 1.3%
Bayerische Motoren Werke AG	42,440	3,875,203
Continental AG	6,891	1,349,007
Daimler AG — Reg'd	105,783	7,955,607
Leoni AG	7,460	299,616
Volkswagen AG	5,377	861,365
		14,340,798
Banks 0.1%
Commerzbank AG	164,127	1,427,518
Capital Goods 1.0%
Brenntag AG	12,175	708,307
GEA Group AG	8,054	333,734
HOCHTIEF AG	1,979	282,108
Kloeckner & Co. SE *	21,825	284,995
MAN SE	2,651	274,835
Security	Number of Shares	Value ($)
MTU Aero Engines AG	2,572	308,096
OSRAM Licht AG	7,281	422,667
Rheinmetall AG	3,468	266,139
Siemens AG — Reg'd	58,202	7,528,916
		10,409,797
Commercial & Professional Supplies 0.0%
Bilfinger SE *	8,429	350,287
Consumer Durables & Apparel 0.2%
adidas AG	9,339	1,473,739
Hugo Boss AG	6,854	440,354
		1,914,093
Diversified Financials 0.4%
Deutsche Bank AG — Reg'd *	187,579	3,746,131
Deutsche Boerse AG *	7,231	667,230
		4,413,361
Food & Staples Retailing 0.1%
METRO AG	41,821	1,431,146
Food, Beverage & Tobacco 0.0%
Suedzucker AG	14,930	394,982
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	9,293	758,538
Fresenius SE & Co. KGaA	15,540	1,229,909
		1,988,447
Household & Personal Products 0.1%
Beiersdorf AG	3,415	302,975
Henkel AG & Co. KGaA	4,759	502,180
		805,155
Insurance 0.8%
Allianz SE — Reg'd	34,283	5,826,885
Hannover Rueck SE	3,733	411,188
Muenchener Rueckversicherungs-Gesellschaft AG — Reg'd	12,806	2,411,449
		8,649,522
Materials 1.6%
Aurubis AG	11,348	668,611
BASF SE	101,856	9,832,542
Evonik Industries AG	11,862	385,062
Fuchs Petrolub AG	1,213	51,173
HeidelbergCement AG	11,653	1,125,727
K&S AG — Reg'd	28,297	718,836
LANXESS AG	10,632	773,704
Linde AG	12,473	2,028,413
Salzgitter AG	11,119	426,727
ThyssenKrupp AG	34,412	871,753
		16,882,548
Media 0.1%
ProSiebenSat.1 Media SE	13,043	554,866
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG — Reg'd	48,216	5,355,789
Merck KGaA	4,273	471,448
		5,827,237
Real Estate 0.0%
Vonovia SE	7,874	257,975
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	40,276	741,131
Software & Services 0.2%
SAP SE	28,462	2,602,854

4

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.6%
Deutsche Telekom AG — Reg'd	353,215	6,183,733
Freenet AG	13,925	418,646
		6,602,379
Transportation 0.4%
Deutsche Lufthansa AG — Reg'd	53,384	713,135
Deutsche Post AG — Reg'd	90,722	3,045,085
		3,758,220
Utilities 0.9%
E.ON SE	810,576	6,243,932
RWE AG *	237,332	3,160,084
Uniper SE *	40,883	582,421
		9,986,437
		93,338,753

Hong Kong 1.3%
Banks 0.1%
BOC Hong Kong (Holdings) Ltd.	160,500	641,660
Hang Seng Bank Ltd.	26,300	536,072
		1,177,732
Capital Goods 0.3%
CK Hutchison Holdings Ltd.	25,500	305,622
Jardine Matheson Holdings Ltd.	15,100	931,295
Jardine Strategic Holdings Ltd.	13,800	525,933
Noble Group Ltd. *	10,307,731	1,246,626
		3,009,476
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,102,000	477,865
Yue Yuen Industrial Holdings Ltd.	70,500	258,052
		735,917
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	89,000	422,740
Sands China Ltd.	109,600	482,236
SJM Holdings Ltd.	432,000	343,250
		1,248,226
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	10,300	249,124
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	134,000	250,130
Want Want China Holdings Ltd.	338,000	241,148
		491,278
Insurance 0.1%
AIA Group Ltd.	229,600	1,421,534
Real Estate 0.3%
Cheung Kong Property Holdings Ltd.	27,500	180,754
Hongkong Land Holdings Ltd.	35,000	236,381
Link REIT	41,500	283,593
New World Development Co., Ltd.	381,000	439,596
Sun Hung Kai Properties Ltd.	64,000	880,707
Swire Pacific Ltd., Class A	58,500	595,992
Swire Pacific Ltd., Class B	76,051	133,899
The Wharf Holdings Ltd.	62,000	464,894
Wheelock & Co., Ltd.	51,000	309,974
		3,525,790
Retailing 0.0%
Esprit Holdings Ltd. *	422,084	329,444
Transportation 0.0%
MTR Corp., Ltd.	53,000	269,248
Security	Number of Shares	Value ($)
Utilities 0.2%
CLP Holdings Ltd.	95,000	927,255
Hong Kong & China Gas Co., Ltd.	175,238	329,939
Power Assets Holdings Ltd.	28,000	268,292
		1,525,486
		13,983,255

Ireland 0.7%
Banks 0.0%
Bank of Ireland *	1,304,324	350,416
Commercial & Professional Supplies 0.1%
Experian plc	38,152	736,801
Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	4,617	324,462
Materials 0.3%
CRH plc	55,071	1,910,174
Smurfit Kappa Group plc	22,061	581,082
		2,491,256
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	14,045	781,966
Technology Hardware & Equipment 0.2%
Seagate Technology plc	54,719	2,470,563
		7,155,464

Israel 0.4%
Banks 0.1%
Bank Hapoalim B.M.	50,145	302,984
Bank Leumi Le-Israel B.M. *	105,428	436,062
		739,046
Materials 0.1%
Israel Chemicals Ltd.	102,557	471,349
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	58,140	1,914,409
Software & Services 0.0%
Check Point Software Technologies Ltd. *	3,894	384,610
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	231,669	404,711
		3,914,125

Italy 3.2%
Banks 0.8%
Banca Monte dei Paschi di Siena S.p.A. *(a)(e)	22,446	323,488
Banco BPM S.p.A.	174,902	496,561
BPER Banca	65,638	373,287
Intesa Sanpaolo S.p.A.	1,241,431	2,915,947
UniCredit S.p.A.	144,942	3,956,489
Unione di Banche Italiane S.p.A. (b)	214,364	747,592
		8,813,364
Capital Goods 0.1%
Leonardo S.p.A. *	23,398	301,446
Prysmian S.p.A.	13,306	346,129
		647,575
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	6,976	374,560
Diversified Financials 0.2%
EXOR N.V.	36,024	1,643,708

5

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 1.0%
Eni S.p.A.	642,127	9,873,226
Saipem S.p.A. *	1,443,677	741,300
Snam S.p.A.	160,003	608,989
		11,223,515
Insurance 0.2%
Assicurazioni Generali S.p.A.	110,960	1,770,597
Poste Italiane S.p.A	32,533	204,724
		1,975,321
Media 0.0%
Mediaset S.p.A.	124,026	531,362
Telecommunication Services 0.2%
Telecom Italia S.p.A. *	2,442,234	2,100,115
Transportation 0.1%
Atlantia S.p.A.	23,715	540,459
Utilities 0.6%
Enel S.p.A.	1,360,035	5,685,804
Italgas S.p.A. *	9,641	36,634
Terna — Rete Elettrica Nationale S.p.A.	78,247	343,178
		6,065,616
		33,915,595

Japan 21.8%
Automobiles & Components 3.3%
Aisin Seiki Co., Ltd.	23,800	1,088,717
Bridgestone Corp.	67,100	2,460,954
Calsonic Kansei Corp.	24,000	381,542
Denso Corp.	42,700	1,849,102
Fuji Heavy Industries Ltd.	27,000	1,080,435
Honda Motor Co., Ltd.	201,800	6,005,345
Isuzu Motors Ltd.	58,000	778,238
Koito Manufacturing Co., Ltd.	4,300	228,096
Mazda Motor Corp.	53,300	784,369
Mitsubishi Motors Corp.	127,100	688,519
NGK Spark Plug Co., Ltd.	13,200	297,306
NHK Spring Co., Ltd.	35,700	359,738
Nissan Motor Co., Ltd.	299,700	2,964,982
Stanley Electric Co., Ltd.	10,000	281,723
Sumitomo Electric Industries Ltd.	102,600	1,492,916
Sumitomo Rubber Industries Ltd.	23,300	363,921
Suzuki Motor Corp.	38,100	1,470,387
The Yokohama Rubber Co., Ltd.	15,800	277,877
Toyota Industries Corp.	13,900	670,815
Toyota Motor Corp.	193,418	11,247,809
Yamaha Motor Co., Ltd.	24,300	505,427
		35,278,218
Banks 1.5%
Aozora Bank Ltd.	70,000	254,938
Japan Post Bank Co., Ltd.	24,300	295,178
Mitsubishi UFJ Financial Group, Inc.	883,834	5,659,650
Mizuho Financial Group, Inc.	1,763,416	3,272,172
Resona Holdings, Inc.	184,458	998,669
Sumitomo Mitsui Financial Group, Inc.	108,410	4,253,140
Sumitomo Mitsui Trust Holdings, Inc.	22,300	831,196
		15,564,943
Capital Goods 3.3%
Asahi Glass Co., Ltd.	180,000	1,337,333
Daikin Industries Ltd.	10,200	1,012,477
Ebara Corp.	10,400	320,749
FANUC Corp.	7,000	1,374,286
Fuji Electric Co., Ltd.	57,000	337,692
Furukawa Electric Co., Ltd.	12,200	413,950
Security	Number of Shares	Value ($)
Hanwa Co., Ltd.	50,000	341,031
Hino Motors Ltd.	34,300	361,878
Hitachi Construction Machinery Co., Ltd.	15,100	347,265
IHI Corp. *	180,000	484,706
ITOCHU Corp.	141,200	1,945,157
JGC Corp.	26,000	451,344
JTEKT Corp.	24,100	395,808
Kajima Corp.	51,000	355,461
Kawasaki Heavy Industries Ltd.	148,000	463,122
Komatsu Ltd.	84,500	2,000,843
Kubota Corp.	54,700	869,580
LIXIL Group Corp.	28,900	674,777
Makita Corp.	5,400	375,066
Marubeni Corp.	277,300	1,687,216
Mitsubishi Corp.	149,900	3,386,255
Mitsubishi Electric Corp.	172,300	2,622,176
Mitsubishi Heavy Industries Ltd.	371,000	1,666,599
Mitsui & Co., Ltd.	225,700	3,312,345
Nagase & Co., Ltd.	23,300	319,313
NGK Insulators Ltd.	10,000	196,076
Nidec Corp.	5,500	516,414
NSK Ltd.	38,000	461,291
Obayashi Corp.	40,300	383,905
Shimizu Corp.	43,000	395,227
SMC Corp.	1,800	491,361
Sojitz Corp.	287,800	741,781
Sumitomo Corp.	139,200	1,744,979
Sumitomo Heavy Industries Ltd.	74,000	508,778
Taisei Corp.	60,000	426,215
Toshiba Corp. *	712,000	1,526,797
TOTO Ltd.	7,600	306,099
Toyota Tsusho Corp.	45,600	1,254,275
		35,809,627
Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	98,000	997,014
Recruit Holdings Co., Ltd.	18,400	805,471
Secom Co., Ltd.	9,800	708,712
Toppan Printing Co., Ltd.	73,000	716,564
		3,227,761
Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	17,200	473,701
Iida Group Holdings Co., Ltd.	15,500	290,086
Nikon Corp.	39,800	642,341
Panasonic Corp.	309,050	3,215,644
Sega Sammy Holdings, Inc.	20,800	326,600
Sekisui Chemical Co., Ltd.	41,000	669,019
Sekisui House Ltd.	55,900	904,254
Sharp Corp. *(b)	363,000	981,659
Shimano, Inc.	2,100	331,144
Sony Corp.	77,800	2,355,608
Sumitomo Forestry Co., Ltd.	22,500	309,510
		10,499,566
Consumer Services 0.1%
Benesse Holdings, Inc.	8,900	259,041
Oriental Land Co., Ltd.	5,500	301,396
		560,437
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	68,000	433,587
Nomura Holdings, Inc.	201,200	1,247,210
ORIX Corp.	56,900	858,463
		2,539,260
Energy 0.8%
Idemitsu Kosan Co., Ltd.	42,100	1,301,793
Inpex Corp.	168,400	1,652,541
JX Holdings, Inc.	775,900	3,659,125

6

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
San-Ai Oil Co., Ltd.	28,800	221,165
Showa Shell Sekiyu K.K.	42,200	413,669
TonenGeneral Sekiyu K.K.	73,000	858,487
		8,106,780
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	93,800	1,355,677
Lawson, Inc.	3,700	270,073
Seven & i Holdings Co., Ltd.	69,200	2,763,042
		4,388,792
Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	30,400	600,022
Asahi Group Holdings Ltd.	26,700	939,564
Coca-Cola West Co., Ltd.	9,600	278,654
Japan Tobacco, Inc.	48,300	1,557,943
Kewpie Corp.	9,300	232,471
Kirin Holdings Co., Ltd.	90,000	1,474,715
MEIJI Holdings Co., Ltd.	5,300	410,519
NH Foods Ltd.	21,000	571,531
Nisshin Seifun Group, Inc.	17,930	272,760
Suntory Beverage & Food Ltd.	7,400	314,852
Toyo Suisan Kaisha Ltd.	7,000	249,770
Yamazaki Baking Co., Ltd.	16,100	323,783
		7,226,584
Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	26,900	442,784
Hoya Corp.	22,300	971,988
Medipal Holdings Corp.	32,300	523,503
Olympus Corp.	9,700	335,565
Suzuken Co., Ltd.	13,930	459,898
Terumo Corp.	9,900	366,239
		3,099,977
Household & Personal Products 0.2%
Kao Corp.	23,000	1,138,148
Shiseido Co., Ltd.	18,700	522,647
Unicharm Corp.	12,900	290,534
		1,951,329
Insurance 0.5%
Dai-ichi Life Holdings, Inc.	57,000	1,033,347
Japan Post Holdings Co., Ltd.	27,800	349,078
MS&AD Insurance Group Holdings, Inc.	27,690	926,328
Sompo Holdings, Inc.	23,000	832,824
T&D Holdings, Inc.	42,850	634,803
Tokio Marine Holdings, Inc.	33,500	1,396,748
		5,173,128
Materials 2.0%
Air Water, Inc.	14,000	259,220
Asahi Kasei Corp.	154,000	1,436,289
Daicel Corp.	19,200	212,315
Denka Co., Ltd.	63,000	310,078
DIC Corp.	11,500	356,123
Dowa Holdings Co., Ltd.	30,000	254,620
JFE Holdings, Inc.	108,100	1,892,192
JSR Corp.	19,200	329,076
Kaneka Corp.	31,000	267,102
Kobe Steel Ltd. *	89,300	868,612
Kuraray Co., Ltd.	34,800	551,579
Mitsubishi Chemical Holdings Corp.	208,800	1,456,370
Mitsubishi Materials Corp.	17,000	580,125
Mitsui Chemicals, Inc.	121,000	569,013
Mitsui Mining & Smelting Co., Ltd.	129,000	360,709
Nippon Paper Industries Co., Ltd.	21,400	391,794
Nippon Steel & Sumitomo Metal Corp.	107,500	2,596,936
Nitto Denko Corp.	11,500	909,953
Security	Number of Shares	Value ($)
Oji Holdings Corp.	126,000	557,694
Shin-Etsu Chemical Co., Ltd.	21,500	1,854,817
Showa Denko K.K.	31,100	510,358
Sumitomo Chemical Co., Ltd.	180,000	959,038
Sumitomo Metal Mining Co., Ltd.	57,000	772,248
Taiheiyo Cement Corp.	134,000	468,235
Teijin Ltd.	22,700	479,124
Toray Industries, Inc.	111,000	961,141
Tosoh Corp.	61,000	460,878
Toyo Seikan Group Holdings Ltd.	22,700	418,670
Ube Industries Ltd.	189,000	454,428
		21,498,737
Media 0.1%
Dentsu, Inc.	11,901	550,053
Hakuhodo DY Holdings, Inc.	29,800	366,643
		916,696
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	95,900	1,287,148
Chugai Pharmaceutical Co., Ltd.	7,500	220,415
Daiichi Sankyo Co., Ltd.	42,300	946,381
Eisai Co., Ltd.	11,900	655,936
Kyowa Hakko Kirin Co., Ltd.	14,000	189,581
Mitsubishi Tanabe Pharma Corp.	13,100	262,748
Otsuka Holdings Co., Ltd.	25,100	1,156,307
Shionogi & Co., Ltd.	7,700	370,849
Takeda Pharmaceutical Co., Ltd.	50,600	2,119,412
		7,208,777
Real Estate 0.3%
Daito Trust Construction Co., Ltd.	4,200	587,157
Daiwa House Industry Co., Ltd.	34,700	939,750
Mitsubishi Estate Co., Ltd.	36,800	700,448
Mitsui Fudosan Co., Ltd.	38,000	877,313
Sumitomo Realty & Development Co., Ltd.	20,500	554,559
		3,659,227
Retailing 0.4%
Don Quijote Holdings Co., Ltd.	8,000	290,362
Fast Retailing Co., Ltd.	1,700	534,676
Isetan Mitsukoshi Holdings Ltd.	48,900	571,997
J. Front Retailing Co., Ltd.	30,200	435,838
K's Holdings Corp.	16,800	303,165
Nitori Holdings Co., Ltd.	3,200	358,629
Shimamura Co., Ltd.	3,100	406,310
Takashimaya Co., Ltd.	44,000	378,927
Yamada Denki Co., Ltd.	140,600	774,623
		4,054,527
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	8,800	562,727
Tokyo Electron Ltd.	8,000	828,678
		1,391,405
Software & Services 0.3%
Fujitsu Ltd.	351,000	2,039,996
Nintendo Co., Ltd.	4,030	824,867
NTT Data Corp.	9,800	493,892
		3,358,755
Technology Hardware & Equipment 1.8%
Alps Electric Co., Ltd.	11,400	303,648
Brother Industries Ltd.	27,100	500,208
Canon, Inc.	124,000	3,668,711
FUJIFILM Holdings Corp.	41,700	1,614,842
Hitachi Ltd.	899,000	5,147,182
Ibiden Co., Ltd.	19,600	278,757
Japan Display, Inc. *	120,900	328,244
Keyence Corp.	1,146	445,069
Konica Minolta, Inc.	67,300	697,163

7

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kyocera Corp.	27,000	1,405,641
Murata Manufacturing Co., Ltd.	6,200	835,043
NEC Corp.	485,000	1,119,381
Nippon Electric Glass Co., Ltd.	78,000	449,008
Omron Corp.	16,000	656,465
Ricoh Co., Ltd.	116,300	1,037,569
Seiko Epson Corp.	24,100	496,483
TDK Corp.	10,600	761,889
		19,745,303
Telecommunication Services 1.6%
KDDI Corp.	121,500	3,264,508
Nippon Telegraph & Telephone Corp.	171,808	7,589,154
NTT DOCOMO, Inc.	109,700	2,622,934
SoftBank Group Corp.	50,200	3,867,394
		17,343,990
Transportation 1.1%
ANA Holdings, Inc.	136,000	403,960
Central Japan Railway Co.	10,300	1,664,338
East Japan Railway Co.	23,218	2,102,555
Hankyu Hanshin Holdings, Inc.	14,400	488,590
Kawasaki Kisen Kaisha Ltd. (b)	209,000	508,196
Kintetsu Group Holdings Co., Ltd.	93,000	357,516
Mitsui O.S.K. Lines Ltd.	263,000	835,784
Nagoya Railroad Co., Ltd.	56,000	275,671
Nippon Express Co., Ltd.	137,000	724,740
Nippon Yusen K.K.	449,000	949,486
Odakyu Electric Railway Co., Ltd.	13,500	267,360
Seino Holdings Co., Ltd.	27,300	315,718
Tobu Railway Co., Ltd.	66,000	334,965
Tokyu Corp.	60,000	441,891
West Japan Railway Co.	14,863	968,366
Yamato Holdings Co., Ltd.	35,500	715,443
		11,354,579
Utilities 0.8%
Chubu Electric Power Co., Inc.	89,200	1,190,866
Electric Power Development Co., Ltd.	15,600	362,588
Hokuriku Electric Power Co.	25,500	256,919
Kyushu Electric Power Co., Inc.	39,500	440,897
Osaka Gas Co., Ltd.	228,000	854,640
Shikoku Electric Power Co., Inc.	22,600	217,470
The Chugoku Electric Power Co., Inc.	39,000	439,141
The Kansai Electric Power Co., Inc. *	96,400	1,030,154
Toho Gas Co., Ltd.	34,000	254,345
Tohoku Electric Power Co., Inc.	57,900	706,819
Tokyo Electric Power Co. Holdings, Inc. *	416,800	1,596,389
Tokyo Gas Co., Ltd.	299,000	1,326,921
		8,677,149
		232,635,547

Luxembourg 0.5%
Energy 0.1%
Tenaris S.A.	41,225	722,136
Materials 0.3%
ArcelorMittal *	517,152	4,032,514
Media 0.1%
RTL Group S.A. *	4,047	309,180
SES S.A.	19,615	381,409
		690,589
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	9,671	478,930
		5,924,169

Security	Number of Shares	Value ($)
Netherlands 5.1%
Banks 0.3%
ING Groep N.V.	193,119	2,774,338
Capital Goods 0.2%
Boskalis Westminster N.V.	8,633	319,403
Koninklijke Philips N.V.	77,550	2,275,510
		2,594,913
Commercial & Professional Supplies 0.2%
Randstad Holding N.V.	12,315	716,482
RELX N.V.	31,628	534,219
Wolters Kluwer N.V.	12,053	460,927
		1,711,628
Diversified Financials 0.0%
SNS Reaal N.V. *(a)(b)(e)	124,822	—
Energy 3.0%
Fugro N.V. CVA *	14,293	225,439
Royal Dutch Shell plc, A Shares	511,670	13,860,867
Royal Dutch Shell plc, B Shares	629,675	17,784,794
		31,871,100
Food & Staples Retailing 0.4%
Koninklijke Ahold Delhaize N.V.	199,162	4,242,895
Food, Beverage & Tobacco 0.1%
Heineken Holding N.V.	8,497	596,898
Heineken N.V.	10,229	765,017
		1,361,915
Household & Personal Products 0.3%
Unilever N.V. CVA	76,671	3,109,912
Insurance 0.2%
Aegon N.V.	244,467	1,328,799
Delta Lloyd N.V.	69,197	398,393
NN Group N.V.	10,567	374,239
		2,101,431
Materials 0.2%
Akzo Nobel N.V.	18,764	1,273,424
Koninklijke DSM N.V.	16,700	1,064,631
		2,338,055
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	6,796	825,196
NXP Semiconductors N.V. *	3,362	328,972
		1,154,168
Software & Services 0.0%
Gemalto N.V.	4,209	244,608
Telecommunication Services 0.1%
Koninklijke KPN N.V.	412,606	1,188,706
VimpelCom Ltd. ADR	74,346	314,484
		1,503,190
		55,008,153

New Zealand 0.1%
Materials 0.1%
Fletcher Building Ltd.	69,475	535,264
Telecommunication Services 0.0%
Spark New Zealand Ltd.	201,932	520,313
		1,055,577

Norway 0.9%
Banks 0.1%
DNB A.S.A.	70,217	1,171,396
Energy 0.4%
Statoil A.S.A.	261,628	4,878,628

8

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	25,418	448,776
Orkla A.S.A.	60,034	560,105
		1,008,881
Materials 0.2%
Norsk Hydro A.S.A.	160,062	913,046
Yara International A.S.A.	24,463	1,031,497
		1,944,543
Telecommunication Services 0.1%
Telenor A.S.A.	76,537	1,213,299
		10,216,747

Portugal 0.2%
Energy 0.1%
Galp Energia, SGPS, S.A.	52,156	768,478
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	16,366	277,004
Utilities 0.1%
EDP — Energias de Portugal S.A.	382,165	1,111,382
		2,156,864

Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	87,456	1,182,402
Oversea-Chinese Banking Corp., Ltd.	153,397	1,023,098
United Overseas Bank Ltd.	65,052	967,450
		3,172,950
Capital Goods 0.1%
Keppel Corp., Ltd.	188,600	827,593
Sembcorp Industries Ltd.	146,100	326,283
		1,153,876
Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	189,866	522,513
Media 0.0%
Singapore Press Holdings Ltd.	111,600	273,667
Real Estate 0.0%
CapitaLand Ltd.	134,100	312,955
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	11,600	340,150
Technology Hardware & Equipment 0.1%
Flex Ltd. *	52,752	826,624
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	493,086	1,355,687
Transportation 0.1%
ComfortDelGro Corp., Ltd.	126,100	215,781
Singapore Airlines Ltd.	63,370	446,317
		662,098
		8,620,520

Spain 4.2%
Banks 1.9%
Banco Bilbao Vizcaya Argentaria S.A.	523,817	3,562,265
Banco De Sabadell S.A.	323,891	488,984
Banco Popular Espanol S.A.	482,268	499,380
Banco Santander S.A.	2,667,206	14,901,316
CaixaBank S.A.	224,537	823,038
		20,274,983
Security	Number of Shares	Value ($)
Capital Goods 0.1%
ACS Actividades de Construccion y Servicios S.A.	24,508	755,346
Ferrovial S.A.	35,035	635,967
		1,391,313
Energy 0.5%
Enagas S.A.	11,896	292,156
Repsol S.A.	318,094	4,714,690
		5,006,846
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	65,905	348,821
Insurance 0.0%
Mapfre S.A.	134,274	407,125
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	7,812	167,709
Retailing 0.1%
Industria de Diseno Textil S.A.	30,903	1,022,133
Software & Services 0.1%
Amadeus IT Group S.A.	9,749	450,997
Telecommunication Services 0.8%
Telefonica S.A.	912,344	8,827,016
Transportation 0.1%
Abertis Infraestructuras S.A.	40,584	581,556
Utilities 0.6%
Acciona S.A.	3,976	308,452
Endesa S.A.	71,312	1,470,633
Gas Natural SDG S.A.	41,064	792,125
Iberdrola S.A.	491,818	3,106,388
Red Electrica Corp. S.A.	21,946	392,439
		6,070,037
		44,548,536

Sweden 2.3%
Automobiles & Components 0.1%
Autoliv, Inc.	5,997	693,613
Banks 0.5%
Nordea Bank AB	198,939	2,401,645
Skandinaviska Enskilda Banken AB, A Shares	74,971	842,135
Svenska Handelsbanken AB, A Shares	73,294	1,094,185
Swedbank AB, A Shares	54,221	1,370,980
		5,708,945
Capital Goods 0.8%
Alfa Laval AB	21,416	400,397
Assa Abloy AB, Class B	27,693	524,020
Atlas Copco AB, A Shares	38,468	1,233,735
Atlas Copco AB, B Shares	20,332	589,658
NCC AB, B Shares	7,976	196,165
Sandvik AB	92,417	1,247,500
Skanska AB, B Shares	33,504	819,176
SKF AB, B Shares	35,650	717,343
Trelleborg AB, B Shares	14,097	292,451
Volvo AB, A Shares	16,512	211,149
Volvo AB, B Shares	147,755	1,890,934
		8,122,528
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	26,104	415,663
Consumer Durables & Apparel 0.1%
Bonava AB *	6,034	92,901
Electrolux AB, B Shares	19,195	510,416
		603,317

9

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.0%
Swedish Match AB	12,045	392,146
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	15,271	246,704
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	34,350	1,033,646
Materials 0.1%
Boliden AB	25,259	736,865
SSAB AB, A Shares *	31,800	130,712
SSAB AB, B Shares *	55,680	187,687
		1,055,264
Retailing 0.2%
Hennes & Mauritz AB, B Shares	58,894	1,685,073
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	7,496	296,517
Telefonaktiebolaget LM Ericsson, B Shares	397,272	2,351,187
		2,647,704
Telecommunication Services 0.2%
Tele2 AB, B Shares	94,116	829,788
Telia Co. AB	383,963	1,557,522
		2,387,310
		24,991,913

Switzerland 6.3%
Capital Goods 0.5%
ABB Ltd. — Reg'd *	142,804	3,403,138
Geberit AG — Reg'd	1,017	434,655
Schindler Holding AG	1,497	285,354
Schindler Holding AG — Reg'd	150	28,257
Wolseley plc	22,051	1,365,623
		5,517,027
Commercial & Professional Supplies 0.2%
Adecco Group AG	19,823	1,418,431
SGS S.A. — Reg'd	229	485,888
		1,904,319
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A. — Reg'd	26,233	2,043,018
The Swatch Group AG — Bearer Shares	2,090	740,707
The Swatch Group AG — Reg'd	3,510	245,244
		3,028,969
Diversified Financials 0.4%
Credit Suisse Group AG — Reg'd *	140,988	2,152,199
Julius Baer Group Ltd. *	5,901	277,411
UBS Group AG — Reg’d	88,311	1,435,171
		3,864,781
Food, Beverage & Tobacco 1.1%
Aryzta AG *	7,447	205,129
Chocoladefabriken Lindt & Spruengli AG	20	111,008
Chocoladefabriken Lindt & Spruengli AG — Reg'd	2	129,717
Coca-Cola HBC AG CDI *	15,986	365,409
Nestle S.A. — Reg'd	149,993	10,989,164
		11,800,427
Security	Number of Shares	Value ($)
Insurance 0.7%
Baloise Holding AG — Reg'd	2,413	310,705
Swiss Life Holding AG — Reg'd *	1,536	466,310
Swiss Re AG	29,455	2,752,529
Zurich Insurance Group AG *	13,723	3,951,862
		7,481,406
Materials 1.3%
Clariant AG — Reg'd *	18,524	347,163
Givaudan S.A. — Reg'd	285	513,809
Glencore plc *	2,354,324	9,750,862
LafargeHolcim Ltd. — Reg'd *	30,059	1,618,491
Sika AG	77	404,654
Syngenta AG — Reg'd	3,800	1,615,051
		14,250,030
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Actelion Ltd. — Reg'd *	1,471	384,067
Lonza Group AG — Reg'd *	1,525	280,172
Novartis AG — Reg'd	113,565	8,384,225
Roche Holding AG	28,220	6,686,678
Roche Holding AG — Bearer Shares	1,369	329,910
		16,065,052
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	77,123	1,017,481
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	18,950	1,408,932
Telecommunication Services 0.1%
Swisscom AG — Reg'd	1,803	795,386
Transportation 0.0%
Kuehne & Nagel International AG — Reg'd	3,093	423,209
		67,557,019

United Kingdom 15.3%
Automobiles & Components 0.3%
Fiat Chrysler Automobiles N.V. *	190,397	2,084,744
GKN plc	135,225	586,307
		2,671,051
Banks 2.4%
Barclays plc	1,800,687	4,997,480
HSBC Holdings plc	1,623,527	13,850,172
Lloyds Banking Group plc	4,048,498	3,320,580
Royal Bank of Scotland Group plc *	289,175	810,113
Standard Chartered plc *	312,612	3,061,205
		26,039,550
Capital Goods 0.7%
Ashtead Group plc	18,092	366,804
BAE Systems plc	233,598	1,715,705
Balfour Beatty plc	102,203	333,526
Bunzl plc	14,776	389,504
Carillion plc	76,563	208,149
CNH Industrial N.V.	81,940	727,929
Cobham plc	130,645	223,558
DCC plc	5,113	412,431
IMI plc	24,114	354,820
Meggitt plc	58,325	307,603
Rolls-Royce Holdings plc *	165,720	1,395,797
Smiths Group plc	28,407	538,423
The Weir Group plc	18,834	477,114
Travis Perkins plc	22,512	412,886
		7,864,249
Commercial & Professional Supplies 0.2%
Aggreko plc	26,389	335,334
Babcock International Group plc	25,395	286,008
Capita plc	34,019	214,631

10

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
G4S plc	148,938	479,827
Intertek Group plc	5,564	238,176
RELX plc	31,701	569,036
		2,123,012
Consumer Durables & Apparel 0.2%
Barratt Developments plc	39,574	238,653
Burberry Group plc	25,574	528,856
Persimmon plc	10,903	265,557
Taylor Wimpey plc	131,994	278,667
The Berkeley Group Holdings plc	6,243	220,500
		1,532,233
Consumer Services 0.3%
Carnival plc	8,951	478,868
Compass Group plc	75,434	1,342,502
InterContinental Hotels Group plc	9,828	456,380
Whitbread plc	7,859	389,036
William Hill plc	62,991	205,470
		2,872,256
Diversified Financials 0.1%
3i Group plc	30,853	272,548
Investec plc	36,271	257,344
Man Group plc	241,435	405,419
		935,311
Energy 2.5%
Amec Foster Wheeler plc	62,761	350,900
BP plc	4,056,357	24,226,730
John Wood Group plc	42,033	444,664
Petrofac Ltd.	26,392	305,598
Subsea 7 S.A. *	38,902	529,362
Tullow Oil plc *	83,438	310,918
		26,168,172
Food & Staples Retailing 0.7%
Booker Group plc	142,633	366,246
J. Sainsbury plc	531,203	1,728,303
Tesco plc *	1,643,556	4,037,495
WM Morrison Supermarkets plc	559,111	1,666,870
		7,798,914
Food, Beverage & Tobacco 1.1%
Associated British Foods plc	17,772	535,561
British American Tobacco plc	90,846	5,607,731
Coca-Cola European Partners plc	18,171	627,444
Diageo plc	93,442	2,595,617
Imperial Brands plc	52,713	2,442,068
Tate & Lyle plc	44,418	375,437
		12,183,858
Health Care Equipment & Services 0.1%
Smith & Nephew plc	36,719	549,303
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	21,385	1,834,951
Unilever plc	54,439	2,205,097
		4,040,048
Insurance 0.7%
Admiral Group plc	10,625	238,043
Aviva plc	223,407	1,345,106
Direct Line Insurance Group plc	111,433	499,198
Legal & General Group plc	272,139	807,081
Old Mutual plc	350,485	920,346
Phoenix Group Holdings	32,129	305,012
Prudential plc	84,239	1,632,446
RSA Insurance Group plc	74,554	539,807
Standard Life plc	145,731	636,706
Willis Towers Watson plc	2,558	320,083
		7,243,828
Security	Number of Shares	Value ($)
Materials 1.9%
Anglo American plc *	284,981	4,912,585
Antofagasta plc	64,010	676,309
BHP Billiton plc	317,551	5,791,430
DS Smith plc	49,736	278,019
Johnson Matthey plc	22,183	909,904
Mondi plc	25,003	552,620
Rio Tinto plc	152,870	6,772,593
		19,893,460
Media 0.5%
Informa plc	28,092	230,928
ITV plc	161,227	413,713
Liberty Global plc, Class A *	13,016	474,824
Liberty Global plc, Series C *	31,699	1,113,586
Pearson plc	87,150	679,423
Sky plc	70,315	888,405
WPP plc	57,243	1,332,278
		5,133,157
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
AstraZeneca plc	107,664	5,713,619
GlaxoSmithKline plc	316,847	6,123,059
		11,836,678
Real Estate 0.0%
Land Securities Group plc	26,896	337,076
Retailing 0.3%
Debenhams plc	255,086	168,632
Inchcape plc	53,250	481,954
Kingfisher plc	294,373	1,248,963
Marks & Spencer Group plc	238,107	1,009,241
Next plc	9,989	481,978
		3,390,768
Software & Services 0.0%
The Sage Group plc	49,745	384,735
Telecommunication Services 0.9%
BT Group plc	417,324	1,600,443
Inmarsat plc	26,963	206,585
Vodafone Group plc	3,210,517	7,864,257
		9,671,285
Transportation 0.1%
easyJet plc	20,641	247,445
FirstGroup plc *	331,417	434,572
International Consolidated Airlines Group S.A.	44,041	265,148
Royal Mail plc	107,791	559,797
		1,506,962
Utilities 0.8%
Centrica plc	844,362	2,390,404
Drax Group plc	79,113	369,449
National Grid plc	256,202	3,000,942
Pennon Group plc	23,128	231,231
Severn Trent plc	15,720	450,590
SSE plc	111,013	2,086,890
United Utilities Group plc	39,581	458,369
		8,987,875
		163,163,781
Total Common Stock
(Cost $1,079,532,887)		1,046,020,383

11

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 0.8% of net assets

Germany 0.7%
Automobiles & Components 0.6%
Bayerische Motoren Werke AG	7,355	552,542
Volkswagen AG	32,709	5,107,707
		5,660,249
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	7,074	863,546
Materials 0.0%
Fuchs Petrolub SE	4,564	209,005
Utilities 0.0%
RWE AG, Non Voting Shares	18,565	187,057
		6,919,857

Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. — RSP	69,978	154,801
Telecommunication Services 0.1%
Telecom Italia S.p.A. — RSP *	1,505,269	1,074,756
		1,229,557

Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., Class B	6,295	107,481
Total Preferred Stock
(Cost $9,043,865)		8,256,895

Other Investment Company 0.4% of net assets

United States 0.4%
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.46% (c)	4,442,120	4,442,120
Total Other Investment Company
(Cost $4,442,120)		4,442,120
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
Brown Brothers Harriman
Australian Dollar
0.50%, 02/01/17 (d)	1,992	1,511
Danish Krone
(0.40%), 02/01/17 (d)	647	94
Great British Pound
0.05%, 02/01/17 (d)	4,413	5,552
New Zealand Dollar
0.77%, 02/01/17 (d)	2,450	1,796
Swedish Krone
(0.95%), 02/01/17 (d)	23,936	2,736
Swiss Franc
(1.45%), 02/01/17 (d)	11	11
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Royal Bank of Canada
Canadian Dollar
0.05%, 02/01/17 (d)	66,144	50,831
Skandinaviska Enskilda Banken
Japanese Yen
(0.21%), 02/01/17 (d)	12,253,290	108,523
Sumitomo Mitsui Banking Corp.
Euro
(0.58%), 02/01/17 (d)	650,944	702,693
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.29%, 02/01/17 (d)	5,217,801	5,217,801
The Hongkong and Shanghai Banking Corp.
Singapore Dollar
0.01%, 02/01/17 (d)	106,385	75,485
Total Short-Term Investments
(Cost $6,167,033)		6,167,033

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $1,115,045,923 and the unrealized appreciation and depreciation were $72,531,276 and ($122,690,768), respectively, with a net unrealized depreciation of ($50,159,492).
At 01/31/17, the values of certain foreign securities held by the fund aggregating $964,168,003 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $392,453 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,141,461.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long expires 03/17/17	140	12,098,800	(6,974)

12

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$325,703,437	$—	$325,703,437
Australia [1]	—	49,483,144	—	49,483,144
Diversified Financials	—	1,991,069	27,485	2,018,554
Materials	—	17,200,438	41,480	17,241,918
Canada [1]	77,649,300	—	—	77,649,300
France [1]	—	81,424,111	—	81,424,111
Energy	1,187,191	19,664,150	—	20,851,341
Germany [1]	—	76,456,205	—	76,456,205
Materials	51,173	16,831,375	—	16,882,548
Hong Kong[1]	—	13,247,338	—	13,247,338
Consumer Durables & Apparel	258,052	477,865	—	735,917
Ireland [1]	—	1,869,183	—	1,869,183
Food, Beverage & Tobacco	324,462	—	—	324,462
Materials	581,082	1,910,174	—	2,491,256
Technology Hardware & Equipment	2,470,563	—	—	2,470,563
Israel [1]	—	3,529,515	—	3,529,515
Software & Services	384,610	—	—	384,610
Italy [1]	—	19,036,615	—	19,036,615
Banks	496,561	7,993,315	323,488	8,813,364
Utilities	36,634	6,028,982	—	6,065,616
Netherlands [1]	—	52,350,795	—	52,350,795
Diversified Financials	—	—	— *	—
Semiconductors & Semiconductor Equipment	328,972	825,196	—	1,154,168
Telecommunication Services	314,484	1,188,706	—	1,503,190
Singapore [1]	—	7,793,896	—	7,793,896
Technology Hardware & Equipment	826,624	—	—	826,624
Sweden [1]	—	24,298,300	—	24,298,300
Automobiles & Components	693,613	—	—	693,613
Switzerland [1]	—	66,148,087	—	66,148,087
Technology Hardware & Equipment	1,408,932	—	—	1,408,932
United Kingdom[1]	—	135,212,170	—	135,212,170
Food, Beverage & Tobacco	627,444	11,556,414	—	12,183,858
Insurance	320,083	6,923,745	—	7,243,828
Media	1,588,410	3,544,747	—	5,133,157
Retailing	168,632	3,222,136	—	3,390,768
Preferred Stock[1]	—	8,256,895	—	8,256,895
Other Investment Company[1]	4,442,120	—	—	4,442,120
Short-Term Investments[1]	—	6,167,033	—	6,167,033
Total	$94,158,942	$970,335,036	$392,453	$1,064,886,431
13

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($6,974)	$—	$—	($6,974)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $4,000,501 and $434,979 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
14

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.1%	Common Stock	446,652,363	514,313,921
0.3%	Preferred Stock	1,484,172	1,689,822
0.0%	Rights	—	9,038
1.9%	Other Investment Company	9,748,138	9,748,138
0.9%	Short-Term Investments	4,904,296	4,904,296
101.2%	Total Investments	462,788,969	530,665,215
(1.2%)	Other Assets and Liabilities, Net		(6,532,292)
100.0%	Net Assets		524,132,923

Security	Number of Shares	Value ($)
Common Stock 98.1% of net assets

Australia 5.7%
Banks 0.2%
Bank of Queensland Ltd.	69,010	626,993
Genworth Mortgage Insurance Australia Ltd.	84,592	213,551
		840,544
Capital Goods 0.2%
GWA Group Ltd.	110,615	220,012
Monadelphous Group Ltd.	85,260	672,885
Seven Group Holdings Ltd.	41,007	227,745
		1,120,642
Commercial & Professional Supplies 0.4%
ALS Ltd.	168,153	755,874
Cleanaway Waste Management Ltd.	592,199	512,216
McMillan Shakespeare Ltd.	12,706	101,007
Programmed Maintenance Services Ltd.	149,868	216,099
SEEK Ltd.	22,255	243,928
Spotless Group Holdings Ltd.	416,676	297,340
		2,126,464
Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	33,978	250,243
Consumer Services 0.4%
Ardent Leisure Group	119,702	190,918
Aristocrat Leisure Ltd.	29,740	344,888
Crown Resorts Ltd.	81,220	702,608
Flight Centre Travel Group Ltd.	12,651	287,645
InvoCare Ltd.	13,642	137,483
Navitas Ltd.	59,139	198,747
The Star Entertainment Grp Ltd.	133,544	483,778
		2,346,067
Diversified Financials 0.4%
ASX Ltd.	17,988	680,832
Challenger Ltd.	63,950	535,096
IOOF Holdings Ltd.	55,101	380,593
Perpetual Ltd.	6,810	241,826
		1,838,347
Security	Number of Shares	Value ($)
Energy 0.2%
AWE Ltd. *	276,841	122,039
Beach Energy Ltd.	502,086	286,562
Washington H Soul Pattinson & Co., Ltd.	13,594	160,871
Whitehaven Coal Ltd. *	339,351	732,955
		1,302,427
Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	41,327	160,917
GrainCorp Ltd., Class A	109,842	791,924
Treasury Wine Estates Ltd.	76,189	672,141
		1,624,982
Health Care Equipment & Services 0.6%
Ansell Ltd.	25,146	453,244
Australian Pharmaceutical Industries Ltd.	218,833	313,408
Cochlear Ltd.	5,154	489,600
Healthscope Ltd.	84,327	140,039
Primary Health Care Ltd.	201,961	574,763
Ramsay Health Care Ltd.	11,545	585,162
Sigma Pharmaceuticals Ltd.	688,673	629,473
		3,185,689
Insurance 0.1%
nib Holdings Ltd.	98,640	344,682
Materials 0.7%
Adelaide Brighton Ltd.	101,944	396,114
DuluxGroup Ltd.	55,224	254,522
Mineral Resources Ltd.	48,630	454,070
Nufarm Ltd.	51,233	348,959
OceanaGold Corp.	68,172	236,801
Orora Ltd.	237,145	513,119
OZ Minerals Ltd.	160,339	1,094,088
Resolute Mining Ltd.	109,570	121,939
Western Areas Ltd. *	82,204	153,485
		3,573,097
Media 0.4%
APN News & Media Ltd. *	53,933	103,956
Event Hospitality and Entertainment Ltd.	17,634	197,334
Fairfax Media Ltd.	1,122,930	724,697
Nine Entertainment Co. Holdings Ltd.	252,406	190,680
NZME Ltd.	11,203	5,529
Seven West Media Ltd.	681,609	419,194
Southern Cross Media Group Ltd.	257,510	287,127
Village Roadshow Ltd.	45,760	137,561
		2,066,078
Real Estate 0.6%
Charter Hall Retail REIT	44,770	143,593
Cromwell Property Group	136,177	100,709
Dexus Property Group	114,342	778,927
Goodman Group	146,417	768,881
Investa Office Fund	67,331	229,748

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The GPT Group	183,645	652,161
Vicinity Centres	167,949	364,424
		3,038,443
Retailing 0.6%
AP Eagers Ltd.	23,349	170,292
Automotive Holdings Group Ltd.	126,647	375,769
Harvey Norman Holdings Ltd.	116,135	440,479
JB Hi-Fi Ltd.	31,493	660,582
Myer Holdings Ltd.	833,971	766,099
Premier Investments Ltd.	19,214	188,093
Super Retail Group Ltd.	40,042	296,066
		2,897,380
Software & Services 0.2%
carsales.com Ltd.	19,598	155,309
Computershare Ltd.	88,230	862,895
IRESS Ltd.	17,270	148,105
		1,166,309
Telecommunication Services 0.0%
TPG Telecom Ltd.	15,289	75,109
Transportation 0.3%
Qantas Airways Ltd.	344,949	891,636
Qube Holdings Ltd.	100,747	175,841
Sydney Airport	100,106	444,235
Virgin Australia International Holdings *(b)(e)	176,214	—
		1,511,712
Utilities 0.1%
AusNet Services	410,457	492,330
		29,800,545

Austria 0.9%
Capital Goods 0.2%
ANDRITZ AG	12,092	653,570
Zumtobel Group AG	10,529	176,882
		830,452
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,681	202,039
Insurance 0.1%
UNIQA Insurance Group AG	26,427	217,938
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,042	439,707
		657,645
Materials 0.3%
Lenzing AG	2,223	317,604
RHI AG	11,658	287,691
Wienerberger AG	35,325	681,893
		1,287,188
Real Estate 0.1%
BUWOG AG *	6,153	146,826
CA Immobilien Anlagen AG *	5,918	116,590
Conwert Immobilien Invest SE *	6,656	116,594
IMMOFINANZ AG *	158,464	291,005
		671,015
Semiconductors & Semiconductor Equipment 0.0%
ams AG	6,094	209,935
Technology Hardware & Equipment 0.0%
Austria Technologie & Systemtechnik AG	9,448	96,840
Telecommunication Services 0.1%
Telekom Austria AG *	43,607	268,697
Security	Number of Shares	Value ($)
Transportation 0.1%
Oesterreichische Post AG *	13,150	475,704
Utilities 0.0%
Verbund AG	14,332	231,069
		4,930,584

Belgium 1.2%
Capital Goods 0.0%
Cie d'Entreprises CFE	1,012	111,770
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	2,016	274,924
Gimv N.V.	5,608	312,995
		587,919
Energy 0.0%
Euronav N.V.	12,208	95,337
Health Care Equipment & Services 0.0%
AGFA-Gevaert N.V. *	64,905	256,010
Household & Personal Products 0.1%
Ontex Group N.V.	8,560	259,218
Materials 0.3%
Bekaert N.V.	14,871	645,375
Nyrstar N.V. *	51,596	435,780
Tessenderlo Chemie N.V. *	8,333	309,682
		1,390,837
Media 0.1%
Telenet Group Holding N.V. *	12,510	671,286
Real Estate 0.1%
Befimmo S.A.	2,802	153,665
Cofinimmo S.A.	3,061	343,723
		497,388
Retailing 0.1%
D'ieteren S.A./N.V.	9,900	447,245
Technology Hardware & Equipment 0.1%
Barco N.V.	3,874	336,357
EVS Broadcast Equipment S.A.	4,537	156,971
		493,328
Telecommunication Services 0.1%
Orange Belgium S.A. *	18,090	408,249
Transportation 0.1%
bpost S.A.	23,064	557,931
Utilities 0.1%
Elia System Operator S.A./N.V.	8,083	403,204
		6,179,722

Canada 8.3%
Automobiles & Components 0.2%
Linamar Corp.	13,232	581,750
Martinrea International, Inc.	44,471	281,607
		863,357
Banks 0.2%
Canadian Western Bank	14,739	335,160
Genworth MI Canada, Inc. (a)	14,005	351,188
Home Capital Group, Inc. (a)	11,770	268,912
Laurentian Bank of Canada	7,111	321,655
		1,276,915
Capital Goods 0.7%
Aecon Group, Inc.	28,772	359,304
Ag Growth International, Inc.	4,462	187,053
ATS Automation Tooling Systems, Inc. *	17,356	175,127
Bird Construction, Inc.	20,519	139,711
CAE, Inc.	45,119	640,768

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MacDonald, Dettwiler & Associates Ltd.	6,399	354,410
New Flyer Industries, Inc.	6,192	198,430
Richelieu Hardware Ltd.	7,614	159,448
Russel Metals, Inc.	38,717	803,350
Toromont Industries Ltd.	13,781	446,393
WSP Global, Inc.	11,123	391,324
		3,855,318
Commercial & Professional Supplies 0.6%
Morneau Shepell, Inc.	11,712	167,321
Ritchie Bros. Auctioneers, Inc.	8,555	277,310
Stantec, Inc.	16,448	440,888
Transcontinental, Inc., Class A	32,820	546,559
Waste Connections, Inc.	18,834	1,510,483
		2,942,561
Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	18,336	507,278
Gildan Activewear, Inc.	26,699	698,432
		1,205,710
Consumer Services 0.1%
EnerCare, Inc.	12,940	180,091
Great Canadian Gaming Corp. *	10,027	195,955
Restaurant Brands International, Inc.	4,500	220,738
		596,784
Diversified Financials 0.1%
AGF Management Ltd., Class B	91,846	427,026
TMX Group Ltd.	5,300	280,549
		707,575
Energy 1.8%
AltaGas Ltd.	25,449	605,300
Bonavista Energy Corp.	264,200	938,024
Bonterra Energy Corp.	8,422	162,712
Canadian Energy Services & Technology Corp.	52,642	311,908
Canyon Services Group, Inc. *	40,095	192,579
Crew Energy, Inc. *	32,916	146,462
Enerflex Ltd.	39,449	555,697
Ensign Energy Services, Inc.	111,289	758,604
Gran Tierra Energy, Inc. *	107,751	276,571
MEG Energy Corp. *(a)	59,762	310,464
Mullen Group Ltd.	42,992	619,481
Parex Resources, Inc. *	11,000	127,985
Parkland Fuel Corp.	35,662	744,346
Pason Systems, Inc.	18,096	264,782
Peyto Exploration & Development Corp.	18,902	411,377
Precision Drilling Corp. *	153,500	863,493
Secure Energy Services, Inc.	29,231	242,609
ShawCor Ltd.	23,696	661,940
Tourmaline Oil Corp. *	11,077	258,953
Trinidad Drilling Ltd. *	166,396	372,113
Veresen, Inc.	40,196	408,679
Whitecap Resources, Inc.	21,600	171,970
		9,406,049
Food & Staples Retailing 0.2%
The Jean Coutu Group (PJC), Inc., Class A	26,914	422,971
The North West Co., Inc.	17,015	382,862
		805,833
Food, Beverage & Tobacco 0.2%
Cott Corp.	24,300	257,893
Maple Leaf Foods, Inc.	25,663	588,301
		846,194
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
Chartwell Retirement Residences	10,500	122,732
Extendicare, Inc.	24,000	190,709
Medical Facilities Corp.	7,686	111,990
		425,431
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	18,924	796,226
Materials 1.6%
Alamos Gold, Inc., Class A	27,630	207,238
Canam Group, Inc.	12,674	89,704
Canfor Corp. *	30,495	330,670
Cascades, Inc.	40,719	370,813
CCL Industries, Inc., Class B	1,938	398,845
Centerra Gold, Inc.	66,077	326,513
Chemtrade Logistics Income Fund	18,381	252,425
Dominion Diamond Corp.	22,687	227,175
Eldorado Gold Corp. *	160,008	565,638
Franco-Nevada Corp.	6,282	408,614
Hudbay Minerals, Inc.	56,856	445,235
IAMGOLD Corp. *	183,268	847,857
Interfor Corp. *	19,595	207,959
Intertape Polymer Group, Inc.	6,885	125,557
Labrador Iron Ore Royalty Corp.	13,816	199,396
Lundin Mining Corp. *	101,325	619,825
Nevsun Resources Ltd.	65,065	205,008
New Gold, Inc. *	57,892	154,379
Norbord, Inc.	4,400	109,218
Pan American Silver Corp.	22,930	446,882
Resolute Forest Products, Inc. *	115,342	634,381
SEMAFO, Inc. *	48,200	179,650
Silver Wheaton Corp.	27,762	613,804
Stella-Jones, Inc.	2,900	89,145
Western Forest Products, Inc.	105,695	151,080
		8,207,011
Media 0.3%
Aimia, Inc.	61,299	401,829
Cineplex, Inc.	11,260	453,342
Cogeco Communications, Inc.	5,631	307,244
Corus Entertainment, Inc., Class B	32,543	323,117
Entertainment One Ltd.	93,936	272,621
		1,758,153
Real Estate 0.6%
Artis Real Estate Investment Trust	17,073	160,594
Boardwalk Real Estate Investment Trust (a)	4,677	169,612
Canadian Apartment Properties REIT	8,699	212,052
Canadian Real Estate Investment Trust	5,151	187,277
Colliers International Group, Inc.	4,534	166,029
Cominar Real Estate Investment Trust	18,713	209,816
Dream Global Real Estate Investment Trust	16,080	117,766
Dream Office Real Estate Investment Trust	17,617	260,075
First Capital Realty, Inc.	17,878	284,399
Granite Real Estate Investment Trust	7,204	245,697
H&R Real Estate Investment Trust	23,704	410,960
RioCan Real Estate Investment Trust	26,520	530,094
Smart Real Estate Investment Trust	8,925	219,619
		3,173,990
Retailing 0.1%
AutoCanada, Inc.	7,100	138,372
Hudson's Bay Co.	34,600	265,898
Uni-Select, Inc.	12,520	285,374
		689,644

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.0%
Canadian Solar, Inc. *(a)	9,419	110,297
Software & Services 0.2%
Constellation Software, Inc.	588	265,580
DH Corp. (a)	17,791	314,598
Open Text Corp.	13,350	456,952
		1,037,130
Telecommunication Services 0.0%
Manitoba Telecom Services, Inc.	5,576	160,949
Transportation 0.4%
Air Canada *	24,536	252,101
Exchange Income Corp.	6,230	191,604
Student Transportation, Inc.	18,992	104,064
TFI International, Inc.	29,670	803,056
WestJet Airlines Ltd.	19,042	321,354
Westshore Terminals Investment Corp.	13,756	269,676
		1,941,855
Utilities 0.5%
Algonquin Power & Utilities Corp.	15,500	134,720
Capital Power Corp.	36,099	684,667
Hydro One Ltd.	8,600	158,947
Innergex Renewable Energy, Inc.	10,200	108,095
Just Energy Group, Inc.	45,214	268,591
Northland Power, Inc.	17,946	330,165
Superior Plus Corp.	69,843	690,245
Valener, Inc.	10,757	169,136
		2,544,566
		43,351,548

Denmark 1.3%
Banks 0.2%
Jyske Bank A/S - Reg'd	7,278	374,959
Sydbank A/S	11,814	391,740
		766,699
Capital Goods 0.4%
FLSmidth & Co. A/S	19,008	884,619
NKT Holding A/S	8,443	652,760
Per Aarsleff Holding A/S	6,212	160,656
Rockwool International A/S, B Shares	2,790	497,749
		2,195,784
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	4,504	170,850
Schouw & Co.	3,381	255,297
		426,147
Health Care Equipment & Services 0.1%
GN Store Nord A/S	21,527	480,821
William Demant Holding A/S *	11,093	207,706
		688,527
Insurance 0.1%
Topdanmark A/S *	8,225	216,471
Tryg A/S	18,880	361,234
		577,705
Materials 0.2%
Chr. Hansen Holding A/S	5,194	317,062
Novozymes A/S, B Shares	18,148	707,411
		1,024,473
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	7,593	326,112
Retailing 0.0%
Matas A/S	10,156	148,097
Software & Services 0.0%
SimCorp A/S	3,487	178,707
Security	Number of Shares	Value ($)
Transportation 0.1%
D/S Norden A/S *(a)	21,175	376,563
Dfds A/S	6,155	301,055
		677,618
		7,009,869

Finland 1.6%
Capital Goods 0.6%
Cargotec Oyj, B Shares	11,453	549,132
Cramo Oyj	11,407	283,834
Konecranes Oyj	13,846	544,142
PKC Group Oyj	9,747	246,317
Ramirent Oyj	32,473	242,072
Uponor Oyj	12,648	228,696
Valmet Oyj	30,672	484,943
Yit Oyj	81,222	644,498
		3,223,634
Commercial & Professional Supplies 0.1%
Caverion Corp.	40,025	321,031
Lassila & Tikanoja Oyj	10,719	222,166
		543,197
Consumer Durables & Apparel 0.1%
Amer Sports Oyj	18,051	478,280
Materials 0.5%
Huhtamaki Oyj	14,037	515,353
Kemira Oyj	36,151	452,913
Metsa Board Oyj	48,275	329,756
Outokumpu Oyj *	79,177	708,486
Outotec Oyj *	77,502	440,815
Tikkurila Oyj	11,276	230,078
		2,677,401
Media 0.1%
Sanoma Oyj	66,735	606,580
Real Estate 0.1%
Sponda Oyj	48,557	220,704
Software & Services 0.1%
Tieto Oyj	22,861	632,621
		8,382,417

France 3.6%
Automobiles & Components 0.1%
Plastic Omnium S.A.	12,214	414,379
Capital Goods 0.2%
Dassault Aviation S.A.	153	176,345
Nexans S.A. *	14,584	846,290
SPIE S.A.	6,089	138,094
Tarkett S.A.	4,299	166,662
		1,327,391
Commercial & Professional Supplies 0.3%
Edenred	34,738	757,378
Elis S.A.	8,785	157,282
Societe BIC S.A.	5,060	661,602
		1,576,262
Consumer Durables & Apparel 0.1%
SEB S.A.	5,080	638,841
Consumer Services 0.1%
Elior Group	13,942	311,894
Diversified Financials 0.0%
Amundi S.A.	2,796	153,331

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 0.1%
Bourbon Corp. (a)	18,792	225,986
Etablissements Maurel et Prom *	67,830	310,716
		536,702
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	3,208	291,658
Health Care Equipment & Services 0.2%
BioMerieux	2,074	328,106
Korian S.A.	6,285	180,195
Orpea	4,029	328,277
		836,578
Insurance 0.1%
Coface S.A. *	30,817	199,179
Euler Hermes Group	4,517	407,843
		607,022
Materials 0.3%
Eramet *	5,547	319,132
Imerys S.A.	9,099	730,707
Vicat S.A.	5,962	362,143
		1,411,982
Media 0.4%
Havas S.A.	29,121	261,873
IPSOS	11,182	370,628
JC Decaux S.A.	12,188	390,169
Metropole Television S.A.	25,557	502,372
Societe Television Francaise (a)	52,308	576,264
Technicolor S.A. - Reg'd	71,771	307,725
		2,409,031
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	4,234	328,080
Real Estate 0.5%
Fonciere Des Regions	6,082	506,968
Gecina S.A.	4,216	543,665
ICADE	8,462	599,910
Mercialys S.A.	10,467	204,853
Nexity S.A. *	11,733	576,286
		2,431,682
Retailing 0.1%
Groupe Fnac S.A. *	6,229	403,121
Software & Services 0.4%
Alten S.A.	5,256	391,496
Altran Technologies S.A. *	17,668	261,441
Dassault Systemes S.A.	7,329	567,361
Sopra Steria Group	2,222	257,627
UBISOFT Entertainment *	15,388	505,929
		1,983,854
Technology Hardware & Equipment 0.2%
Ingenico Group S.A.	4,122	347,593
Neopost S.A.	29,227	966,045
		1,313,638
Telecommunication Services 0.1%
Iliad S.A.	2,915	623,376
SFR Group S.A. *	3,820	110,993
		734,369
Transportation 0.2%
Aeroports de Paris	4,986	553,283
Europcar Groupe S.A. *	11,852	125,472
Groupe Eurotunnel SE - Reg'd	56,979	530,032
		1,208,787
		18,918,602

Security	Number of Shares	Value ($)
Germany 3.2%
Automobiles & Components 0.2%
ElringKlinger AG (a)	12,073	214,261
Grammer AG	3,688	208,273
Hella KGaA Hueck & Co.	9,035	369,291
SAF-Holland S.A.	14,434	219,538
		1,011,363
Banks 0.1%
Aareal Bank AG	8,695	337,342
Capital Goods 0.7%
BayWa AG (a)	11,458	389,236
Deutz AG	55,584	369,908
Duerr AG	3,699	320,896
Heidelberger Druckmaschinen AG *	79,238	207,870
Indus Holding AG	5,479	313,010
KION Group AG	11,314	689,520
Krones AG	3,005	307,174
Norma Group SE	4,514	201,460
Pfeiffer Vacuum Technology AG	1,813	197,198
SGL Carbon SE *	14,298	124,554
Vossloh AG *	2,966	190,923
Wacker Neuson SE	10,990	180,543
		3,492,292
Commercial & Professional Supplies 0.0%
Bertrandt AG	963	96,142
Consumer Durables & Apparel 0.0%
Gerry Weber International AG	14,533	169,444
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG, Class B	4,341	162,291
Rhoen-Klinikum AG	16,052	440,002
		602,293
Insurance 0.1%
Talanx AG *	11,167	384,363
Materials 0.4%
Covestro AG	10,838	815,600
Symrise AG	11,807	710,928
Wacker Chemie AG	5,621	679,343
		2,205,871
Media 0.1%
Axel Springer SE	12,974	683,861
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	5,130	418,238
STADA Arzneimittel AG	12,023	619,271
		1,037,509
Real Estate 0.2%
Deutsche Wohnen AG	14,103	460,004
LEG Immobilien AG *	4,511	354,814
TAG Immobilien AG	10,657	144,081
		958,899
Retailing 0.0%
Fielmann AG	3,405	238,028
Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE *	42,765	158,001
Siltronic AG *	9,854	528,638
SMA Solar Technology AG (a)	8,348	215,038
		901,677
Software & Services 0.3%
Bechtle AG	3,898	395,942
CANCOM SE	2,110	99,068
Software AG	10,532	379,926

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Internet AG - Reg'd	10,344	433,483
Wirecard AG (a)	4,206	204,211
		1,512,630
Technology Hardware & Equipment 0.2%
Diebold Nixdorf AG	8,423	600,280
Jenoptik AG	11,675	223,955
		824,235
Telecommunication Services 0.2%
Drillisch AG (a)	5,313	246,437
Telefonica Deutschland Holding AG	157,823	660,202
		906,639
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	9,371	560,809
Hamburger Hafen und Logistik AG	10,411	212,222
Hapag-Lloyd AG *	7,481	231,168
Sixt SE	4,245	220,989
		1,225,188
		16,587,776

Greece 0.0%
Banks 0.0%
TT Hellenic Postbank S.A. *(b)(e)	24,275	—

Hong Kong 4.3%
Automobiles & Components 0.1%
Minth Group Ltd.	75,000	242,550
Xinyi Glass Holdings Ltd. *	400,000	359,785
		602,335
Banks 0.1%
The Bank of East Asia Ltd.	156,400	666,178
Capital Goods 0.1%
Hopewell Holdings Ltd.	45,000	160,677
NWS Holdings Ltd.	243,000	436,661
		597,338
Consumer Durables & Apparel 0.3%
Global Brands Group Holding Ltd. *	3,034,000	381,238
Pacific Textile Holdings Ltd.	225,000	248,495
Stella International Holdings Ltd.	182,000	277,529
Techtronic Industries Co., Ltd.	153,000	529,167
Texwinca Holdings Ltd.	310,000	198,628
		1,635,057
Consumer Services 0.4%
Cafe De Coral Holdings Ltd.	70,000	232,159
Melco Crown Entertainment Ltd. ADR	15,733	264,944
MGM China Holdings Ltd.	209,200	406,353
Shangri-La Asia Ltd.	322,000	358,158
Wynn Macau Ltd.	444,000	807,469
		2,069,083
Diversified Financials 0.2%
First Pacific Co., Ltd.	928,000	703,628
Sun Hung Kai & Co., Ltd.	242,000	157,907
		861,535
Energy 0.1%
Brightoil Petroleum Holdings Ltd. *	656,000	202,915
Food & Staples Retailing 0.2%
Dairy Farm International Holdings Ltd.	60,700	508,666
Sun Art Retail Group Ltd.	671,000	676,284
		1,184,950
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.3%
CP Pokphand Co., Ltd.	1,434,000	167,673
Tingyi (Cayman Islands) Holding Corp.	626,000	711,590
Uni-President China Holdings Ltd.	242,000	184,904
Vitasoy International Holdings Ltd.	74,000	143,652
WH Group Ltd.	556,000	422,305
		1,630,124
Materials 0.2%
Huabao International Holdings Ltd. *	681,000	303,756
MMG Ltd. *	820,000	272,087
Shougang Fushan Resources Group Ltd.	1,422,000	277,377
Yingde Gases Group Co., Ltd.	509,000	308,437
		1,161,657
Media 0.1%
Television Broadcasts Ltd.	83,600	321,087
Real Estate 0.8%
Great Eagle Holdings Ltd.	39,000	177,385
Hang Lung Group Ltd.	174,000	667,311
Hang Lung Properties Ltd.	336,000	826,921
Henderson Land Development Co., Ltd.	79,858	440,811
Hysan Development Co., Ltd.	44,000	200,528
Kerry Properties Ltd.	173,500	490,977
Shui On Land Ltd.	750,000	158,044
Sino Land Co., Ltd.	352,000	581,626
Swire Properties Ltd.	118,000	332,025
		3,875,628
Retailing 0.2%
Chow Tai Fook Jewellery Group Ltd. (a)	388,200	330,050
Giordano International Ltd.	488,000	264,282
Luk Fook Holdings International Ltd.	159,000	467,183
Sa Sa International Holdings Ltd.	412,000	164,162
		1,225,677
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	48,000	583,597
Semiconductor Manufacturing International Corp. *(a)	479,400	657,379
		1,240,976
Technology Hardware & Equipment 0.4%
AAC Technologies Holdings, Inc.	43,500	446,732
FIH Mobile Ltd.	1,322,000	424,770
Ju Teng International Holdings Ltd.	552,000	177,598
Truly International Holdings Ltd.	600,000	244,548
VTech Holdings Ltd.	47,200	585,887
		1,879,535
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	554,000	179,572
PCCW Ltd.	1,020,000	619,103
SmarTone Telecommunications Holdings Ltd.	95,000	131,011
		929,686
Transportation 0.4%
Cathay Pacific Airways Ltd.	455,000	616,247
Kerry Logistics Network Ltd.	121,500	156,727
Orient Overseas International Ltd.	156,000	808,553
Pacific Basin Shipping Ltd. *	2,128,000	396,865
SITC International Holdings Co., Ltd.	317,000	196,887
		2,175,279
Utilities 0.0%
HK Electric Investments & HK Electric Investments Ltd.	136,500	113,938
		22,372,978

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ireland 0.9%
Banks 0.0%
Permanent TSB Group Holdings plc *	45,878	134,610
Capital Goods 0.2%
AerCap Holdings N.V. *	14,556	644,394
Fly Leasing Ltd. ADR *	10,800	148,284
Kingspan Group plc	15,798	459,774
		1,252,452
Consumer Services 0.1%
Paddy Power Betfair plc	3,665	382,976
Food & Staples Retailing 0.1%
Total Produce plc	147,843	287,274
Food, Beverage & Tobacco 0.2%
C&C Group plc	73,846	315,120
Glanbia plc	18,873	318,844
Origin Enterprises plc	27,173	186,325
		820,289
Health Care Equipment & Services 0.1%
UDG Healthcare plc	42,964	347,499
Materials 0.1%
James Hardie Industries plc CDI	32,683	513,330
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	4,385	368,603
Jazz Pharmaceuticals plc *	1,767	215,433
		584,036
Transportation 0.0%
Irish Continental Group plc	29,871	152,200
		4,474,666

Israel 1.0%
Banks 0.2%
First International Bank of Israel Ltd.	11,861	178,436
Israel Discount Bank Ltd., Class A *	276,468	574,721
Mizrahi Tefahot Bank Ltd.	19,791	304,838
		1,057,995
Capital Goods 0.1%
Elbit Systems Ltd.	3,269	360,245
Shikun & Binui Ltd.	90,770	187,968
		548,213
Energy 0.2%
Delek Group Ltd.	1,904	411,104
Oil Refineries Ltd.	597,210	210,186
Paz Oil Co., Ltd.	2,778	430,089
		1,051,379
Insurance 0.0%
Harel Insurance Investments & Finances Service Ltd.	44,836	224,978
Materials 0.1%
The Israel Corp., Ltd. *	2,830	532,380
Real Estate 0.1%
Azrieli Group Ltd.	2,411	110,050
Gazit-Globe Ltd.	19,668	183,842
		293,892
Retailing 0.0%
Delek Automotive Systems Ltd.	11,605	106,558
Software & Services 0.1%
Nice Ltd.	6,301	440,928
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
B Communications Ltd.	11,207	216,085
Cellcom Israel Ltd. *	54,585	574,579
Partner Communications Co., Ltd. *	66,552	390,183
		1,180,847
		5,437,170

Italy 2.6%
Automobiles & Components 0.2%
Brembo S.p.A.	3,149	201,763
Ferrari N.V.	11,018	686,824
Piaggio & C. S.p.A. (a)	81,474	135,521
		1,024,108
Banks 0.4%
Banca Carige S.p.A. *(a)	1,019,068	410,551
Banca Popolare Di Sondrio Scarl	190,189	674,410
Credito Valtellinese Scarl	558,330	292,975
Mediobanca S.p.A.	105,139	905,250
		2,283,186
Capital Goods 0.3%
Astaldi S.p.A.	38,955	253,886
C.I.R. S.p.A. - Compagnie Industriali Riunite	213,292	246,366
Danieli & Co., Officine Meccaniche S.p.A.	3,136	67,266
Interpump Group S.p.A.	9,451	177,624
Italmobiliare S.p.A.	6,777	336,013
Salini Impregilo S.p.A.	66,629	208,017
Trevi Finanziaria Industriale S.p.A. *	136,257	148,266
		1,437,438
Consumer Durables & Apparel 0.2%
De'Longhi S.p.A.	9,224	230,361
Prada S.p.A.	122,100	505,905
Safilo Group S.p.A. *	21,934	162,548
Tod's S.p.A. (a)	4,491	323,606
		1,222,420
Consumer Services 0.1%
Autogrill S.p.A.	29,811	262,168
Diversified Financials 0.1%
Anima Holding S.p.A	19,966	119,058
Azimut Holding S.p.A.	11,578	208,337
Banca Generali S.p.A.	8,625	220,012
Cerved Information Solutions S.p.A	14,213	116,318
		663,725
Energy 0.1%
Saras S.p.A.	182,222	282,267
Food & Staples Retailing 0.0%
MARR S.p.A.	9,086	176,578
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	31,120	312,153
Parmalat S.p.A.	102,855	331,986
		644,139
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	2,526	150,657
Insurance 0.3%
Societa Cattolica di Assicurazioni S.c.r.l.	47,753	298,213
Unipol Gruppo Finanziario S.p.A.	161,191	596,112
UnipolSai S.p.A.	176,286	367,653
		1,261,978
Materials 0.1%
Buzzi Unicem S.p.A.	20,628	508,642

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media 0.0%
RCS MediaGroup S.p.A. *	228,280	196,896
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	9,057	257,234
Real Estate 0.0%
Beni Stabili S.p.A *	239,635	134,775
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	22,883	169,210
Transportation 0.1%
Alitalia S.p.A. *(b)(e)	14,782	—
Ansaldo STS S.p.A.	15,107	190,803
ASTM S.p.A.	23,583	267,562
Societa Iniziative Autostradali e Servizi S.p.A.	31,552	256,645
		715,010
Utilities 0.5%
A2A S.p.A	605,008	808,086
ACEA S.p.A.	15,996	195,643
ERG S.p.A.	33,903	376,483
Hera S.p.A.	264,200	616,897
Iren S.p.A.	248,240	403,035
		2,400,144
		13,790,575

Japan 38.2%
Automobiles & Components 2.5%
Aisan Industry Co., Ltd.	22,100	185,574
Akebono Brake Industry Co., Ltd. *	83,400	223,619
Eagle Industry Co., Ltd.	8,200	110,063
Exedy Corp.	17,300	468,467
F.C.C. Co., Ltd.	17,700	320,638
Futaba Industrial Co., Ltd.	68,200	405,422
G-Tekt Corp.	13,800	259,177
Kasai Kogyo Co., Ltd.	13,300	153,587
Keihin Corp.	27,900	493,747
KYB Corp.	134,000	652,432
Mitsuba Corp.	14,600	254,260
Musashi Seimitsu Industry Co., Ltd.	11,300	311,060
Nifco, Inc.	6,600	332,311
Nippon Seiki Co., Ltd.	19,000	409,288
Nissan Shatai Co., Ltd.	59,000	559,001
Nissin Kogyo Co., Ltd.	24,700	408,069
NOK Corp.	36,900	749,888
Pacific Industrial Co., Ltd.	17,000	210,170
Piolax, Inc.	2,800	180,573
Press Kogyo Co., Ltd.	66,600	302,302
Sanden Holdings Corp.	79,000	249,733
Showa Corp.	50,700	348,877
Sumitomo Riko Co., Ltd.	28,600	295,331
Tachi-S Co., Ltd.	23,400	385,854
Takata Corp. *(a)	71,000	334,955
Tokai Rika Co., Ltd.	28,600	569,208
Topre Corp.	8,100	206,352
Toyo Tire & Rubber Co., Ltd.	38,800	470,683
Toyoda Gosei Co., Ltd.	35,200	847,924
Toyota Boshoku Corp.	33,700	747,178
TPR Co., Ltd.	4,500	128,284
TS Tech Co., Ltd.	23,500	599,751
Unipres Corp.	29,300	618,166
Yorozu Corp.	14,300	198,722
		12,990,666
Banks 2.1%
Fukuoka Financial Group, Inc.	183,000	807,815
Hokuhoku Financial Group, Inc.	32,800	561,927
Mebuki Financial Group, Inc.	152,000	583,722
Security	Number of Shares	Value ($)
Nishi-Nippon Financial Holdings, Inc. *	42,700	447,773
North Pacific Bank Ltd.	252,200	1,012,979
Senshu Ikeda Holdings, Inc.	37,600	172,742
Seven Bank Ltd.	83,900	240,366
Shinsei Bank Ltd.	242,000	416,225
Suruga Bank Ltd.	13,900	316,669
The 77 Bank Ltd.	45,000	208,769
The Awa Bank Ltd.	27,000	168,328
The Bank of Kyoto Ltd.	35,000	273,611
The Chiba Bank Ltd.	135,000	883,079
The Chugoku Bank Ltd.	25,700	378,044
The Daishi Bank Ltd.	44,000	194,228
The Gunma Bank Ltd.	67,200	366,562
The Hachijuni Bank Ltd.	67,100	394,947
The Hiroshima Bank Ltd.	67,000	313,039
The Hokkoku Bank Ltd.	37,000	141,070
The Hyakugo Bank Ltd.	37,000	151,975
The Iyo Bank Ltd.	40,800	273,775
The Juroku Bank Ltd.	67,000	232,263
The Keiyo Bank Ltd.	43,000	197,889
The Kiyo Bank Ltd.	23,000	366,342
The Musashino Bank Ltd.	7,300	215,781
The Nanto Bank Ltd.	4,400	177,184
The Ogaki Kyoritsu Bank Ltd.	56,000	216,128
The San-in Godo Bank Ltd.	26,100	217,882
The Shiga Bank Ltd.	32,000	179,568
The Shizuoka Bank Ltd.	80,000	696,130
Yamaguchi Financial Group, Inc.	37,000	403,121
		11,209,933
Capital Goods 7.0%
Aica Kogyo Co., Ltd.	12,300	320,805
Amada Holdings Co., Ltd.	62,400	733,429
Asahi Diamond Industrial Co., Ltd.	20,400	152,701
Bunka Shutter Co., Ltd.	19,900	160,590
Central Glass Co., Ltd.	94,000	450,424
Chiyoda Corp.	56,000	376,925
Chudenko Corp.	7,100	150,893
CKD Corp.	16,000	213,730
COMSYS Holdings Corp.	40,400	742,649
Daifuku Co., Ltd.	15,900	351,494
Daihen Corp.	31,000	199,128
DMG Mori Co., Ltd.	28,900	394,915
Fuji Machine Manufacturing Co., Ltd.	23,538	295,764
Fujikura Ltd.	136,100	861,772
Fujitec Co., Ltd.	18,700	219,769
Furukawa Co., Ltd.	98,000	191,439
Futaba Corp.	10,900	190,323
Glory Ltd.	13,600	424,891
GS Yuasa Corp.	126,000	521,670
Hazama Ando Corp.	34,300	239,341
Hitachi Koki Co., Ltd.	20,100	154,354
Hitachi Zosen Corp.	86,300	453,367
Hoshizaki Corp.	5,400	440,052
Inaba Denki Sangyo Co., Ltd.	12,300	436,096
Inabata & Co., Ltd.	45,900	523,738
Iseki & Co., Ltd.	85,000	168,523
Iwatani Corp.	116,000	646,259
Kanamoto Co., Ltd.	8,300	215,989
Kandenko Co., Ltd.	51,000	473,812
Kanematsu Corp.	418,000	736,247
Keihan Holdings Co., Ltd.	71,000	472,930
Kinden Corp.	65,000	825,578
Kitz Corp.	45,200	275,305
Komori Corp.	14,400	197,741
Kumagai Gumi Co., Ltd.	68,000	194,989
Kurita Water Industries Ltd.	31,600	749,607
Kuroda Electric Co., Ltd.	21,600	445,547
Kyowa Exeo Corp.	43,400	642,237

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kyudenko Corp.	8,300	225,227
Mabuchi Motor Co., Ltd.	6,700	344,409
Maeda Corp.	35,000	305,118
Maeda Road Construction Co., Ltd.	26,000	449,430
Makino Milling Machine Co., Ltd.	31,000	271,259
Meidensha Corp.	56,000	190,743
Minebea Mitsumi, Inc. (a)	125,244	1,245,063
Mirait Holdings Corp.	43,100	392,639
MISUMI Group, Inc.	33,900	633,379
Mitsui Engineering & Shipbuilding Co., Ltd.	493,000	797,504
Miura Co., Ltd.	12,100	191,848
Nabtesco Corp.	24,900	649,415
Nachi-Fujikoshi Corp.	59,000	289,129
Namura Shipbuilding Co., Ltd.	35,200	234,306
Nichias Corp.	37,000	379,470
Nichiha Corp.	10,700	274,455
Nippo Corp.	21,000	397,004
Nippon Densetsu Kogyo Co., Ltd.	11,100	182,849
Nippon Sheet Glass Co., Ltd. *	96,700	795,304
Nippon Steel & Sumikin Bussan Corp.	12,900	530,887
Nishimatsu Construction Co., Ltd.	77,000	385,039
Nishio Rent All Co., Ltd.	6,400	182,467
Nisshinbo Holdings, Inc.	63,700	606,817
Nitta Corp.	6,900	187,457
Nitto Kogyo Corp.	11,900	162,426
Noritz Corp.	15,000	257,264
NTN Corp.	192,000	810,912
Oiles Corp.	8,480	151,356
OKUMA Corp.	32,000	332,422
Okumura Corp.	43,000	260,539
OSG Corp.	13,100	271,020
Penta-Ocean Construction Co., Ltd.	64,200	313,458
Ryobi Ltd.	60,000	274,191
Sanki Engineering Co., Ltd.	22,100	188,370
Sankyo Tateyama, Inc.	18,700	279,724
Sanwa Holdings Corp.	49,200	457,971
Seibu Holdings, Inc.	37,700	635,248
Shinmaywa Industries Ltd.	44,000	411,477
Sintokogio Ltd.	19,800	179,994
Sumitomo Mitsui Construction Co., Ltd.	130,000	138,036
Tadano Ltd.	24,400	299,218
Taihei Dengyo Kaisha Ltd.	14,000	134,070
Taikisha Ltd.	10,000	247,258
Takara Standard Co., Ltd.	14,500	243,877
Takasago Thermal Engineering Co., Ltd.	15,700	214,540
Takuma Co., Ltd.	15,000	129,905
The Japan Steel Works Ltd.	24,700	463,785
The Nippon Road Co., Ltd.	46,000	187,407
THK Co., Ltd.	30,800	758,949
Toa Corp.	8,100	128,422
Toda Corp.	66,000	362,392
TOKAI Holdings Corp. (a)	31,300	223,198
Toshiba Machine Co., Ltd.	53,000	230,782
Toshiba Plant Systems & Services Corp.	10,400	156,669
Totetsu Kogyo Co., Ltd.	6,000	176,769
Toyo Engineering Corp.	57,000	151,969
Trusco Nakayama Corp.	14,000	317,983
Tsubakimoto Chain Co.	38,000	304,419
Ushio, Inc.	35,000	444,251
Wakita & Co., Ltd.	17,800	164,703
Yamazen Corp.	33,400	285,767
Yuasa Trading Co., Ltd.	10,900	294,663
Yurtec Corp.	21,000	153,115
		36,584,760
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.7%
Aeon Delight Co., Ltd.	7,200	206,833
Daiseki Co., Ltd.	7,300	145,839
Duskin Co., Ltd.	21,700	473,388
Kokuyo Co., Ltd.	36,100	445,780
Meitec Corp.	5,500	206,522
Nissha Printing Co., Ltd. (a)	8,200	225,178
Nomura Co., Ltd.	10,300	179,106
Okamura Corp.	22,300	221,026
Park24 Co., Ltd.	13,300	367,089
Relia, Inc.	20,300	211,458
Sato Holdings Corp.	8,400	180,352
Sohgo Security Services Co., Ltd.	10,300	387,545
Temp Holdings Co., Ltd.	24,400	423,154
Toppan Forms Co., Ltd.	24,600	255,161
		3,928,431
Consumer Durables & Apparel 2.0%
Alpine Electronics, Inc.	30,400	443,924
Asics Corp.	24,200	471,410
Casio Computer Co., Ltd.	42,900	592,751
Foster Electric Co., Ltd.	14,100	220,678
Fujitsu General Ltd.	12,000	236,063
Funai Electric Co., Ltd.	36,000	288,950
Gunze Ltd.	97,000	333,463
Haseko Corp.	59,500	655,779
Heiwa Corp.	13,300	320,653
JVC Kenwood Corp.	148,700	402,253
Kurabo Industries Ltd.	130,000	270,452
Misawa Homes Co., Ltd.	26,000	245,887
Mizuno Corp.	56,000	289,523
Onward Holdings Co., Ltd.	73,000	538,953
PanaHome Corp.	38,000	322,128
Pioneer Corp. *	232,200	509,683
Rinnai Corp.	6,100	518,393
Sangetsu Corp.	19,900	352,252
Sankyo Co., Ltd.	14,900	497,492
Sanyo Shokai Ltd.	108,000	160,727
Seiko Holdings Corp.	64,000	231,777
Seiren Co., Ltd.	14,200	175,534
Tamron Co., Ltd.	10,300	186,662
The Japan Wool Textile Co., Ltd.	15,500	121,374
Token Corp.	2,850	201,382
Tomy Co., Ltd.	27,500	292,467
TSI Holdings Co., Ltd. *	43,100	308,263
Wacoal Holdings Corp.	40,000	484,738
Yamaha Corp.	24,900	760,580
		10,434,191
Consumer Services 0.9%
Accordia Golf Co., Ltd. (a)	28,900	307,931
Doutor Nichires Holdings Co., Ltd.	12,400	236,375
Dynam Japan Holdings Co., Ltd.	181,000	291,669
H.I.S. Co., Ltd.	13,100	349,590
Kyoritsu Maintenance Co., Ltd.	1,500	97,836
McDonald's Holdings Co., Ltd. (a)	20,233	531,941
MOS Food Services, Inc.	5,300	156,286
Ohsho Food Service Corp.	4,400	170,783
Plenus Co., Ltd.	11,100	241,168
Resorttrust, Inc.	10,500	193,450
Round One Corp.	37,500	269,798
Royal Holdings Co., Ltd.	10,000	169,657
Saint Marc Holdings Co., Ltd.	4,700	141,616
Saizeriya Co., Ltd.	11,300	261,355
Skylark Co., Ltd.	26,200	354,632
Tokyo Dome Corp.	19,000	180,232
Yoshinoya Holdings Co., Ltd.	28,900	416,395
Zensho Holdings Co., Ltd.	23,800	408,597
		4,779,311

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.7%
Acom Co., Ltd. *	31,100	133,766
AEON Financial Service Co., Ltd.	18,800	336,570
Credit Saison Co., Ltd.	37,800	688,715
Fuyo General Lease Co., Ltd.	4,100	203,920
Hitachi Capital Corp.	9,100	233,610
Jaccs Co., Ltd.	34,000	153,951
Japan Exchange Group, Inc.	20,000	297,271
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,800	372,066
Okasan Securities Group, Inc.	34,000	222,015
SBI Holdings, Inc.	36,900	509,357
Tokai Tokyo Financial Holdings, Inc.	34,600	192,154
Tokyo Century Corp.	6,700	227,576
		3,570,971
Energy 0.3%
Fuji Oil Co., Ltd. *	60,000	214,790
Itochu Enex Co., Ltd.	53,800	436,101
Japan Petroleum Exploration Co., Ltd.	20,100	451,513
Nippon Gas Co., Ltd.	6,400	183,734
Shinko Plantech Co., Ltd.	16,800	120,293
		1,406,431
Food & Staples Retailing 1.9%
Ain Holdings, Inc.	4,100	300,545
Arcs Co., Ltd.	30,800	693,963
Axial Retailing, Inc.	5,900	231,874
Belc Co., Ltd.	4,400	162,143
Cawachi Ltd.	14,200	365,388
Cocokara fine, Inc.	12,600	523,781
Cosmos Pharmaceutical Corp.	1,300	240,066
Create SD Holdings Co., Ltd.	6,600	145,577
FamilyMart UNY Holdings Co., Ltd.	28,100	1,780,395
Heiwado Co., Ltd.	21,900	504,664
Kato Sangyo Co., Ltd.	23,200	557,232
Life Corp.	4,400	127,229
Matsumotokiyoshi Holdings Co., Ltd.	14,600	725,856
Ministop Co., Ltd.	8,000	143,689
Mitsubishi Shokuhin Co., Ltd.	14,400	429,316
San-A Co., Ltd.	5,300	245,786
Sugi Holdings Co., Ltd.	9,900	460,731
Sundrug Co., Ltd.	7,200	496,519
Tsuruha Holdings, Inc.	6,800	639,211
Valor Holdings Co., Ltd.	21,900	569,052
Welcia Holdings Co., Ltd.	4,000	220,148
Yaoko Co., Ltd.	5,800	235,658
Yokohama Reito Co., Ltd.	25,900	236,540
		10,035,363
Food, Beverage & Tobacco 2.1%
Calbee, Inc.	9,300	302,742
Coca-Cola East Japan Co., Ltd.	22,100	481,275
DyDo Group Holdings, Inc.	4,600	242,772
Ezaki Glico Co., Ltd.	9,800	448,623
Fuji Oil Holdings, Inc.	24,000	480,407
Hokuto Corp.	8,700	157,423
House Foods Group, Inc.	20,800	446,345
Ito En Ltd.	16,100	535,030
Kagome Co., Ltd.	17,500	450,671
Kikkoman Corp.	23,000	724,070
Marudai Food Co., Ltd.	40,000	173,682
Maruha Nichiro Corp.	10,900	301,484
Megmilk Snow Brand Co., Ltd.	18,700	490,812
Morinaga & Co., Ltd.	6,100	263,952
Morinaga Milk Industry Co., Ltd.	108,000	745,069
Nichirei Corp.	37,800	769,389
Nippon Flour Mills Co., Ltd.	28,200	399,647
Nippon Suisan Kaisha Ltd.	89,800	442,149
Nissin Foods Holdings Co., Ltd.	14,600	770,489
Security	Number of Shares	Value ($)
Prima Meat Packers Ltd.	76,000	296,889
Sapporo Holdings Ltd.	22,800	592,994
Takara Holdings, Inc.	40,700	388,940
The Nisshin Oillio Group Ltd.	91,000	429,884
Warabeya Nichiyo Holdings Co., Ltd.	11,400	248,121
Yakult Honsha Co., Ltd.	13,200	678,361
		11,261,220
Health Care Equipment & Services 0.8%
BML, Inc.	6,700	161,696
Hogy Medical Co., Ltd.	2,400	146,536
Miraca Holdings, Inc.	15,000	683,634
NichiiGakkan Co., Ltd.	26,700	192,774
Nihon Kohden Corp.	14,900	341,895
Nikkiso Co., Ltd.	18,600	172,854
Nipro Corp.	40,400	452,900
Paramount Bed Holdings Co., Ltd.	5,700	229,408
Ship Healthcare Holdings, Inc.	12,300	327,141
Sysmex Corp.	9,700	582,775
Toho Holdings Co., Ltd.	30,800	664,494
Vital KSK Holdings, Inc.	26,400	235,443
		4,191,550
Household & Personal Products 0.5%
Earth Chemical Co., Ltd.	4,300	184,025
Fancl Corp.	14,000	193,288
Kobayashi Pharmaceutical Co., Ltd.	9,000	401,109
Kose Corp.	3,200	272,506
Lion Corp.	34,000	591,370
Mandom Corp.	4,800	226,562
Pigeon Corp.	9,500	258,083
Pola Orbis Holdings, Inc.	3,100	294,509
		2,421,452
Insurance 0.2%
Japan Post Insurance Co., Ltd,	11,500	262,488
Sony Financial Holdings, Inc.	32,499	544,299
		806,787
Materials 4.4%
ADEKA Corp.	31,900	464,595
Aichi Steel Corp.	6,400	280,128
Asahi Holdings, Inc.	16,600	329,323
Chuetsu Pulp & Paper Co., Ltd.	46,000	101,937
Chugoku Marine Paints Ltd.	26,000	189,126
Daido Steel Co., Ltd.	128,000	581,256
Daio Paper Corp. (a)	38,500	432,082
FP Corp.	5,100	243,408
Fuji Seal International, Inc.	12,400	263,292
Fujimori Kogyo Co., Ltd.	7,900	207,721
Godo Steel Ltd.	8,200	138,880
Hitachi Chemical Co., Ltd.	36,900	1,047,630
Hitachi Metals Ltd.	60,490	838,579
Hokuetsu Kishu Paper Co., Ltd.	55,100	334,338
Ishihara Sangyo Kaisha Ltd. *	22,300	181,960
Kansai Paint Co., Ltd.	30,900	600,261
Kureha Corp.	7,700	326,558
Kyoei Steel Ltd.	9,900	199,644
Lintec Corp.	22,800	510,265
Maruichi Steel Tube Ltd.	11,500	385,626
Mitsubishi Gas Chemical Co., Inc.	59,200	1,135,477
Nihon Parkerizing Co., Ltd.	21,600	264,544
Nippon Kayaku Co., Ltd.	48,000	627,336
Nippon Light Metal Holdings Co., Ltd.	258,100	630,444
Nippon Paint Holdings Co., Ltd.	10,800	315,031
Nippon Shokubai Co., Ltd.	10,400	716,757
Nippon Soda Co., Ltd.	56,000	272,339
Nissan Chemical Industries Ltd.	18,400	656,991
Nisshin Steel Co., Ltd.	45,100	611,090
Nittetsu Mining Co., Ltd.	4,600	232,076
NOF Corp.	43,000	450,447

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pacific Metals Co., Ltd. *	61,000	192,746
Rengo Co., Ltd.	108,700	663,840
Sakai Chemical Industry Co., Ltd.	63,000	222,425
Sakata INX Corp.	15,200	199,166
Sanyo Chemical Industries Ltd.	5,200	227,101
Sanyo Special Steel Co., Ltd.	51,000	270,125
Sumitomo Bakelite Co., Ltd.	86,000	508,588
Sumitomo Osaka Cement Co., Ltd.	132,000	531,527
Taiyo Nippon Sanso Corp.	46,500	549,168
Toagosei Co., Ltd.	50,700	542,743
Toho Zinc Co., Ltd.	65,000	283,108
Tokai Carbon Co., Ltd.	100,000	359,495
Tokuyama Corp. *	224,000	1,002,536
Tokyo Ohka Kogyo Co., Ltd.	9,500	339,411
Tokyo Steel Manufacturing Co., Ltd.	29,400	264,968
Topy Industries Ltd.	12,300	343,767
Toyo Ink SC Holdings Co., Ltd.	97,000	473,460
Toyo Kohan Co., Ltd.	38,000	138,014
Toyobo Co., Ltd.	387,000	627,382
UACJ Corp.	98,300	309,041
Yamato Kogyo Co., Ltd.	14,400	430,582
Yodogawa Steel Works Ltd.	10,100	288,083
Zeon Corp.	68,000	780,320
		23,116,737
Media 0.6%
Asatsu-DK, Inc.	22,800	603,476
Avex Group Holdings, Inc.	18,200	273,548
CyberAgent, Inc.	14,100	349,380
Daiichikosho Co., Ltd.	9,100	361,603
SKY Perfect JSAT Holdings, Inc.	59,000	265,512
Toei Co., Ltd.	16,000	142,316
Toho Co., Ltd.	16,600	478,728
Tokyo Broadcasting System Holdings, Inc.	13,900	239,376
TV Asahi Holdings Corp.	9,500	190,195
		2,904,134
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Hisamitsu Pharmaceutical Co., Inc.	10,200	532,447
Kaken Pharmaceutical Co., Ltd.	4,800	244,024
Kissei Pharmaceutical Co., Ltd.	7,700	188,900
KYORIN Holdings, Inc.	12,700	278,632
Mochida Pharmaceutical Co., Ltd.	3,800	272,971
Nichi-iko Pharmaceutical Co., Ltd.	9,300	135,778
Nippon Shinyaku Co., Ltd.	3,900	202,809
Ono Pharmaceutical Co., Ltd.	25,400	521,114
Rohto Pharmaceutical Co., Ltd.	22,000	382,537
Santen Pharmaceutical Co., Ltd.	46,100	579,288
Sawai Pharmaceutical Co., Ltd.	5,300	278,380
Sumitomo Dainippon Pharma Co., Ltd.	31,300	530,961
Taisho Pharmaceutical Holdings Co., Ltd.	8,000	676,205
Tsumura & Co.	16,300	474,986
		5,299,032
Real Estate 1.4%
Activia Properties, Inc.	20	97,842
Advance Residence Investment Corp.	110	290,465
Aeon Mall Co., Ltd.	25,230	365,660
Daikyo, Inc.	116,000	238,221
Frontier Real Estate Investment Corp.	40	182,147
Hulic Co., Ltd.	11,000	107,260
Japan Excellent, Inc.	141	176,209
Japan Prime Realty Investment Corp.	64	256,833
Japan Real Estate Investment Corp.	103	585,288
Kenedix Office Investment Corp.	43	253,787
Leopalace21 Corp.	96,800	554,513
Mori Trust Sogo REIT, Inc.	90	144,445
Nippon Accommodations Fund, Inc.	43	189,478
Security	Number of Shares	Value ($)
Nippon Building Fund, Inc.	128	735,097
Nippon Prologis REIT, Inc.	73	152,543
Nomura Real Estate Holdings, Inc.	41,800	718,972
NTT Urban Development Corp.	19,500	171,528
Orix JREIT, Inc.	180	294,447
Relo Group, Inc.	1,300	191,093
Tokyo Tatemono Co., Ltd.	31,000	410,539
Tokyu Fudosan Holdings Corp.	128,900	753,531
Tokyu REIT, Inc.	77	95,788
United Urban Investment Corp.	214	341,332
		7,307,018
Retailing 2.5%
ABC-Mart, Inc.	3,800	221,232
Adastria Co., Ltd.	8,280	222,198
Alpen Co., Ltd.	10,400	185,605
AOKI Holdings, Inc.	18,800	236,726
Aoyama Trading Co., Ltd.	16,600	585,081
Arcland Sakamoto Co., Ltd.	17,300	211,839
ASKUL Corp.	5,100	165,759
Autobacs Seven Co., Ltd.	42,800	662,423
Bic Camera, Inc.	34,100	318,504
Canon Marketing Japan, Inc.	26,100	498,163
Chiyoda Co., Ltd.	12,500	295,566
DCM Holdings Co., Ltd.	73,900	663,134
Doshisha Co., Ltd.	10,200	195,573
EDION Corp. (a)	91,000	873,574
Fuji Co., Ltd.	6,800	141,504
Geo Holdings Corp.	33,900	391,626
H2O Retailing Corp.	43,700	723,249
Hikari Tsushin, Inc.	4,300	392,952
IDOM, Inc.	28,000	183,277
Izumi Co., Ltd.	9,200	390,105
Joyful Honda Co., Ltd.	11,700	323,581
Kohnan Shoji Co., Ltd.	22,600	421,444
Komeri Co., Ltd.	17,200	405,012
Marui Group Co., Ltd.	52,800	754,963
Nojima Corp.	13,200	145,307
PALTAC Corp.	14,500	374,842
Rakuten, Inc.	56,560	564,593
Ryohin Keikaku Co., Ltd.	2,900	543,626
Sanrio Co., Ltd.	13,600	266,713
Seria Co., Ltd.	1,584	107,839
Shimachu Co., Ltd.	16,700	408,525
T-Gaia Corp.	7,600	124,381
United Arrows Ltd.	7,900	223,155
USS Co., Ltd.	26,700	468,619
Xebio Holdings Co., Ltd.	24,900	372,036
Yellow Hat Ltd.	5,800	132,840
		13,195,566
Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	17,600	328,389
Disco Corp.	3,600	459,662
Renesas Electronics Corp. *	19,800	178,075
Sanken Electric Co., Ltd. *	67,000	314,509
SCREEN Holdings Co., Ltd.	6,200	387,745
Shindengen Electric Manufacturing Co., Ltd.	38,000	140,025
Shinko Electric Industries Co., Ltd.	46,100	348,966
Sumco Corp.	35,900	561,265
Tokyo Seimitsu Co., Ltd.	8,900	291,304
Ulvac, Inc.	6,200	219,627
		3,229,567
Software & Services 1.9%
Capcom Co., Ltd.	11,500	244,080
Dena Co., Ltd.	31,786	710,237
DTS Corp.	7,200	162,933
Fuji Soft, Inc.	9,100	223,832

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gree, Inc.	60,800	327,954
GungHo Online Entertainment, Inc.	58,200	126,378
Internet Initiative Japan, Inc.	8,800	141,523
Itochu Techno-Solutions Corp.	16,400	441,143
Konami Holdings Corp.	23,500	939,748
NEC Networks & System Integration Corp.	17,900	326,088
NET One Systems Co., Ltd.	66,700	455,348
Nexon Co., Ltd.	18,461	281,072
Nihon Unisys Ltd.	20,700	267,464
Nomura Research Institute Ltd.	23,060	787,923
NS Solutions Corp.	9,700	192,003
Obic Co., Ltd.	5,300	254,391
Oracle Corp., Japan	3,800	212,917
Otsuka Corp.	14,400	741,080
SCSK Corp.	6,176	231,833
Square Enix Holdings Co., Ltd.	12,000	343,981
TIS, Inc.	31,700	718,269
TKC Corp.	3,900	117,746
Transcosmos, Inc.	9,300	244,015
Trend Micro, Inc.	16,400	636,432
Yahoo Japan Corp.	136,600	573,286
		9,701,676
Technology Hardware & Equipment 2.4%
Amano Corp.	15,900	304,422
Anritsu Corp.	56,600	390,699
Azbil Corp.	19,200	578,879
Canon Electronics, Inc.	12,300	188,452
Citizen Watch Co., Ltd.	116,600	724,071
Daiwabo Holdings Co., Ltd.	170,000	419,904
Eizo Corp.	6,650	187,310
Hamamatsu Photonics K.K.	16,800	485,179
Hirose Electric Co., Ltd.	5,195	676,278
Hitachi High-Technologies Corp.	21,000	899,516
Hitachi Kokusai Electric, Inc.	11,400	256,026
Hitachi Maxell Ltd.	25,100	506,643
Horiba Ltd.	9,200	484,182
Hosiden Corp.	56,400	435,886
Japan Aviation Electronics Industry Ltd.	24,000	293,671
Nichicon Corp.	22,800	214,427
Nippon Signal Co., Ltd.	23,300	220,963
Oki Electric Industry Co., Ltd.	31,200	448,847
Riso Kagaku Corp.	9,000	160,511
Ryosan Co., Ltd.	16,400	509,295
Ryoyo Electro Corp.	15,700	198,855
Shimadzu Corp.	37,000	624,409
Siix Corp.	5,000	182,208
Taiyo Yuden Co., Ltd.	46,600	568,348
Topcon Corp.	13,200	202,334
Toshiba TEC Corp. *	93,000	509,346
UKC Holdings Corp.	16,400	318,521
Wacom Co., Ltd.	52,600	159,621
Yaskawa Electric Corp.	44,700	806,028
Yokogawa Electric Corp.	55,300	883,696
		12,838,527
Transportation 1.5%
Fukuyama Transporting Co., Ltd. (a)	62,000	341,572
Hitachi Transport System Ltd.	21,500	438,796
Japan Airport Terminal Co., Ltd.	6,300	225,243
Kamigumi Co., Ltd.	83,000	806,822
Keikyu Corp.	55,000	644,982
Keio Corp.	94,000	772,643
Keisei Electric Railway Co., Ltd.	17,500	414,335
Kintetsu World Express, Inc.	24,900	342,904
Konoike Transport Co., Ltd.	15,400	203,152
Mitsubishi Logistics Corp.	26,000	369,846
Mitsui-Soko Holdings Co., Ltd.	66,000	197,176
Nankai Electric Railway Co., Ltd.	86,000	425,318
Security	Number of Shares	Value ($)
Nikkon Holdings Co., Ltd.	18,200	376,750
Nishi-Nippon Railroad Co., Ltd.	80,000	353,985
Sankyu, Inc.	118,000	744,036
Senko Co., Ltd.	40,700	260,752
Sotetsu Holdings, Inc.	60,000	303,326
The Sumitomo Warehouse Co., Ltd.	45,000	241,999
Trancom Co., Ltd.	1,800	86,712
Yusen Logistics Co., Ltd.	11,800	117,224
		7,667,573
Utilities 0.2%
Hokkaido Electric Power Co., Inc.	83,000	601,402
Shizuoka Gas Co., Ltd.	28,200	183,032
The Okinawa Electric Power Co., Inc.	19,050	440,933
		1,225,367
		200,106,263

Luxembourg 0.5%
Banks 0.0%
Espirito Santo Financial Group S.A. *(b)(e)	69,773	—
Commercial & Professional Supplies 0.1%
IWG plc	78,293	246,649
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	181,000	568,438
Materials 0.3%
APERAM S.A.	16,225	767,337
Ternium S.A. ADR	30,196	690,280
		1,457,617
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	355	159,381
Retailing 0.0%
L'Occitane International S.A.	85,750	169,314
		2,601,399

Netherlands 2.2%
Banks 0.1%
ABN AMRO Group N.V. CVA	25,062	589,527
Capital Goods 0.5%
Aalberts Industries N.V.	20,058	704,054
Arcadis N.V.	30,827	419,170
IMCD Group N.V.	3,454	154,998
Koninklijke BAM Groep N.V	128,770	607,556
Sensata Technologies Holding N.V. *	13,718	575,470
TKH Group N.V.	8,336	337,889
		2,799,137
Commercial & Professional Supplies 0.0%
Brunel International N.V.	9,204	161,495
Consumer Durables & Apparel 0.1%
TomTom N.V. *	20,080	184,074
Diversified Financials 0.2%
Euronext N.V.	6,184	273,592
HAL Trust	3,118	597,846
		871,438
Energy 0.3%
Core Laboratories N.V.	3,345	390,796
Koninklijke Vopak N.V.	10,352	444,671
Nostrum Oil & Gas plc *	34,671	206,287
SBM Offshore N.V.	41,126	669,012
		1,710,766
Food & Staples Retailing 0.2%
X5 Retail Group N.V. GDR - Reg'd *	29,078	975,567

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.0%
Refresco Group N.V.	6,621	100,005
Materials 0.2%
Corbion N.V.	23,078	591,103
OCI N.V. *	18,196	343,438
		934,541
Media 0.1%
Altice N.V., Class A *	11,382	249,879
Altice N.V., Class B *	2,918	64,400
		314,279
Real Estate 0.2%
Eurocommercial Properties N.V. CVA	5,811	215,751
NSI N.V.	35,447	143,996
Vastned Retail N.V.	3,956	145,901
Wereldhave N.V. (a)	5,575	244,378
		750,026
Retailing 0.0%
Beter Bed Holding N.V.	7,748	134,492
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	9,999	492,988
BE Semiconductor Industries N.V.	3,846	138,871
		631,859
Software & Services 0.1%
InterXion Holding N.V. *	2,947	113,253
Yandex N.V., Class A *	16,076	371,999
		485,252
Transportation 0.1%
PostNL N.V. *	138,577	608,211
		11,250,669

New Zealand 1.0%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	129,332	358,469
Energy 0.1%
Z Energy Ltd.	74,654	398,621
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	47,378	215,172
Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	37,424	238,640
Media 0.1%
SKY Network Television Ltd.	140,698	478,964
Real Estate 0.0%
Kiwi Property Group Ltd.	169,978	180,184
Telecommunication Services 0.1%
Chorus Ltd.	148,089	440,554
Transportation 0.2%
Air New Zealand Ltd.	228,418	351,940
Auckland International Airport Ltd.	56,937	285,590
Mainfreight Ltd.	18,626	285,826
		923,356
Utilities 0.4%
Contact Energy Ltd.	182,159	638,332
Genesis Energy Ltd.	145,530	230,627
Infratil Ltd.	233,480	491,561
Mercury NZ Ltd.	144,153	324,846
Meridian Energy Ltd.	255,471	493,590
		2,178,956
		5,412,916

Security	Number of Shares	Value ($)
Norway 1.5%
Automobiles & Components 0.0%
Kongsberg Automotive A.S.A. *	176,336	124,640
Banks 0.1%
SpareBank 1 SMN	36,870	308,440
Capital Goods 0.1%
Veidekke A.S.A.	20,865	310,085
Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	16,229	177,612
Diversified Financials 0.1%
Aker A.S.A., A Shares	7,442	308,599
Energy 0.5%
Aker Solutions A.S.A. *	75,748	408,456
BW LPG Ltd.	35,157	179,259
Fred Olsen Energy A.S.A. *(a)	169,999	366,320
Petroleum Geo-Services A.S.A. *(a)	296,014	983,746
TGS Nopec Geophysical Co. A.S.A.	36,344	872,601
		2,810,382
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	27,214	251,709
Bakkafrost P/F	2,560	98,392
Leroy Seafood Group A.S.A.	4,910	273,371
Salmar A.S.A.	5,912	167,329
		790,801
Insurance 0.2%
Gjensidige Forsikring A.S.A.	42,343	728,676
Storebrand A.S.A. *	91,848	560,059
		1,288,735
Materials 0.0%
Borregaard A.S.A.	22,680	249,539
Media 0.1%
Schibsted A.S.A., B Shares	7,588	188,931
Schibsted A.S.A., Class A	11,639	307,768
		496,699
Retailing 0.0%
XXL A.S.A.	8,254	95,104
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(a)	3,314,118	518,705
Software & Services 0.1%
Atea A.S.A. *	47,658	463,692
		7,943,033

Portugal 0.3%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *(a)	363,635	61,659
Banco Espirito Santo S.A. - Reg'd *(b)(e)	320,558	—
		61,659
Capital Goods 0.0%
Mota-Engil SGPS, S.A.	82,506	143,306
Food & Staples Retailing 0.1%
Sonae SGPS, S.A. *	433,948	373,527
Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	16,648	236,325
The Navigator Co., S.A.	86,175	313,860
		550,185
Media 0.0%
NOS SGPS, S.A.	36,476	205,378

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.1%
CTT-Correios de Portugal S.A.	40,117	223,795
Utilities 0.0%
Redes Energeticas Nacionais SGPS, S.A.	78,067	215,041
		1,772,891

Singapore 1.9%
Capital Goods 0.4%
Cosco Corp., (Singapore) Ltd. *(a)(b)(e)	709,931	146,283
Sembcorp Marine Ltd.	449,196	475,272
Singapore Technologies Engineering Ltd.	321,900	754,385
United Engineers Ltd.	121,900	244,777
Yangzijiang Shipbuilding Holdings Ltd.	898,300	513,722
		2,134,439
Consumer Services 0.1%
Genting Singapore plc	1,087,900	750,364
Diversified Financials 0.1%
Singapore Exchange Ltd.	70,300	369,781
Energy 0.0%
Sakari Resources Ltd. *(b)(e)	18,000	—
Food & Staples Retailing 0.1%
Olam International Ltd. (a)	242,004	341,709
Real Estate 0.7%
Ascendas Real Estate Investment Trust	225,000	392,863
CapitaLand Commercial Trust	200,002	216,677
CapitaLand Mall Trust	288,600	396,567
City Developments Ltd.	115,000	754,858
Global Logistic Properties Ltd.	231,000	425,729
Mapletree Greater China Commercial Trust	199,800	135,654
Mapletree Industrial Trust	127,400	148,702
Mapletree Logistics Trust	186,700	139,320
Suntec Real Estate Investment Trust	182,300	224,048
UOL Group Ltd.	84,000	380,442
Wing Tai Holdings Ltd.	154,600	190,633
Yanlord Land Group Ltd.	184,400	181,868
		3,587,361
Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc. *	19,827	348,559
Technology Hardware & Equipment 0.1%
Venture Corp., Ltd.	105,000	759,578
Telecommunication Services 0.1%
M1 Ltd. (a)	107,300	152,913
StarHub Ltd.	125,700	264,655
		417,568
Transportation 0.2%
Hutchison Port Holdings Trust, Class U	1,719,700	731,431
SATS Ltd.	119,649	448,254
Singapore Post Ltd.	248,600	259,184
		1,438,869
		10,148,228

Spain 1.7%
Banks 0.2%
Bankia S.A.	598,278	632,474
Bankinter S.A.	85,086	684,865
Caja de Ahorros del Mediterraneo *(b)(e)	5,382	—
		1,317,339
Security	Number of Shares	Value ($)
Capital Goods 0.4%
Construcciones y Auxiliar de Ferrocarriles S.A.	5,439	220,866
Fomento de Construcciones y Contratas S.A. *	45,544	378,765
Gamesa Corp. Tecnologica S.A.	19,900	418,466
Obrascon Huarte Lain S.A. (a)	139,292	473,109
Sacyr S.A. *(a)	155,071	403,843
Zardoya Otis S.A.	24,768	209,064
		2,104,113
Commercial & Professional Supplies 0.1%
Applus Services S.A.	13,213	151,026
Prosegur Cia de Seguridad S.A. - Reg'd	58,800	370,563
		521,589
Consumer Services 0.1%
Melia Hotels International S.A.	17,760	228,391
NH Hotel Group S.A. *	33,578	148,590
		376,981
Diversified Financials 0.1%
Bolsas y Mercados Espanoles, SHMSF, S.A.	10,591	334,356
Energy 0.1%
Tecnicas Reunidas S.A.	8,630	342,666
Food, Beverage & Tobacco 0.1%
Ebro Foods S.A.	17,261	356,239
Pescanova S.A. *(b)(e)	1,125	—
Viscofan S.A.	7,913	402,393
		758,632
Insurance 0.1%
Grupo Catalana Occidente S.A.	8,812	287,269
Materials 0.2%
Acerinox S.A.	59,061	812,190
Ence Energia y Celulosa S.A.	55,271	147,528
Vidrala S.A.	3,090	167,950
		1,127,668
Media 0.1%
Mediaset Espana Comunicacion S.A.	31,107	380,735
Promotora de Informaciones S.A., Class A *	38,270	216,849
		597,584
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Almirall S.A.	9,446	152,266
Software & Services 0.1%
Indra Sistemas S.A. *	32,205	354,759
Telecommunication Services 0.0%
Cellnex Telecom S.A.U.	7,453	106,129
Transportation 0.1%
Aena S.A.	3,260	474,092
Utilities 0.0%
EDP Renovaveis S.A.	19,105	122,738
		8,978,181

Sweden 2.1%
Capital Goods 0.4%
B&B Tools AB, B Shares	9,686	222,021
Indutrade AB	11,328	229,877
Inwido AB	8,694	93,555
Lindab International AB	11,471	99,710
Nibe Industrier AB, B Shares	30,263	249,579
Nolato AB, Class B	3,884	115,005

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Peab AB	66,830	547,534
Saab AB, Class B	10,328	421,774
		1,979,055
Commercial & Professional Supplies 0.2%
AF AB, B Shares	12,059	240,839
Intrum Justitia AB	10,222	344,133
Loomis AB, Class B	14,460	423,211
		1,008,183
Consumer Durables & Apparel 0.3%
Husqvarna AB, B Shares	103,021	862,834
JM AB	20,681	623,635
Nobia AB	20,861	187,568
		1,674,037
Consumer Services 0.1%
Betsson AB *	27,786	239,184
Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	8,101	521,238
Ratos AB, B Shares	107,541	579,898
		1,101,136
Energy 0.1%
Lundin Petroleum AB *	14,270	307,953
Food & Staples Retailing 0.1%
Axfood AB	20,807	342,124
ICA Gruppen AB	9,663	315,774
		657,898
Food, Beverage & Tobacco 0.0%
AAK AB	3,389	225,057
Health Care Equipment & Services 0.1%
Capio AB	34,582	190,308
Elekta AB, B Shares	49,204	445,182
		635,490
Materials 0.2%
BillerudKorsnas AB	29,072	484,342
Hexpol AB	24,149	233,887
Holmen AB, B Shares	8,430	308,441
		1,026,670
Media 0.1%
Modern Times Group MTG AB, B Shares	13,857	427,102
Real Estate 0.2%
Castellum AB	23,679	326,194
Fabege AB	11,807	201,051
Kungsleden AB	24,687	159,067
Wihlborgs Fastigheter AB	6,328	120,792
		807,104
Retailing 0.1%
Bilia AB, A Shares	13,942	334,976
Clas Ohlson AB, B Shares	11,094	175,024
Mekonomen AB	5,122	109,501
		619,501
Telecommunication Services 0.0%
Com Hem Holding AB	13,119	137,638
Transportation 0.0%
SAS AB *	76,019	123,113
		10,969,121

Switzerland 3.0%
Automobiles & Components 0.0%
Autoneum Holding AG	383	100,161
Security	Number of Shares	Value ($)
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	413	282,125
Valiant Holding AG - Reg'd	2,460	261,276
		543,401
Capital Goods 0.8%
Arbonia AG *	12,997	223,939
Belimo Holding AG - Reg'd	66	212,132
Bucher Industries AG - Reg'd	1,585	430,168
Burckhardt Compression Holding AG	453	133,558
Conzzeta AG - Reg’d	297	238,308
Daetwyler Holding AG	1,296	197,711
dormakaba Holding AG - Reg'd, Series B *	355	275,634
Georg Fischer AG - Reg'd	935	770,567
Implenia AG - Reg'd	3,460	259,003
OC Oerlikon Corp. AG - Reg'd *	49,618	562,896
Schweiter Technologies AG	188	212,024
SFS Group AG *	1,820	159,920
Sulzer AG - Reg'd	4,404	498,436
Zehnder Group AG *	3,713	124,081
		4,298,377
Commercial & Professional Supplies 0.1%
DKSH Holding Ltd.	7,590	561,159
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	209	288,220
Diversified Financials 0.3%
Cembra Money Bank AG *	3,167	239,122
GAM Holding AG *	47,986	489,645
Partners Group Holding AG	1,027	519,013
Vontobel Holding AG - Reg'd	2,350	131,446
		1,379,226
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg'd *	276	341,517
Emmi AG - Reg'd	458	287,122
		628,639
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	4,996	661,496
Straumann Holding AG - Reg'd	508	205,012
		866,508
Household & Personal Products 0.1%
Oriflame Holding AG *	15,136	459,440
Insurance 0.1%
Helvetia Holding AG - Reg'd	1,123	635,475
Materials 0.1%
EMS-Chemie Holding AG - Reg'd	730	376,828
Schmolz & Bickenbach AG - Reg'd *	464,011	309,481
		686,309
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galenica AG - Reg'd	427	468,160
Real Estate 0.2%
Allreal Holding AG - Reg'd *	2,357	357,984
Mobimo Holding AG - Reg'd *	643	168,296
PSP Swiss Property AG - Reg'd	1,227	110,405
Swiss Prime Site AG - Reg'd *	6,241	519,895
		1,156,580
Retailing 0.2%
Dufry AG - Reg'd *	4,184	597,293
Valora Holding AG - Reg'd	1,407	470,635
		1,067,928
Software & Services 0.0%
Temenos Group AG - Reg'd *	3,237	235,373

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.2%
Inficon Holding AG - Reg'd *	298	125,906
Kudelski S.A. - BR *	8,241	150,980
Logitech International S.A. - Reg'd	22,919	656,398
		933,284
Telecommunication Services 0.1%
Sunrise Communications Group AG *	5,310	359,947
Transportation 0.2%
Flughafen Zuerich AG - Reg'd	2,055	404,135
Panalpina Welttransport Holding AG - Reg'd	3,094	382,569
Wizz Air Holdings plc *	5,584	125,362
		912,066
Utilities 0.0%
BKW AG	2,560	129,222
		15,709,475

United Kingdom 11.1%
Banks 0.0%
The Paragon Group of Cos. plc	43,860	223,346
Capital Goods 1.7%
Bodycote plc	49,604	417,395
Brammer plc	65,351	135,649
Chemring Group plc *	139,036	335,822
Diploma plc	15,554	198,604
Fenner plc	127,953	506,637
Galliford Try plc	18,924	322,166
Grafton Group plc	70,551	520,133
Howden Joinery Group plc	65,093	310,097
Interserve plc	95,125	387,422
Keller Group plc	29,558	302,760
Kier Group plc	16,946	294,738
Lavendon Group plc	74,794	253,104
Melrose Industries plc	503,336	1,239,195
Morgan Advanced Materials plc	91,773	347,737
QinetiQ Group plc	146,966	488,813
Rotork plc	155,108	499,688
Senior plc	115,520	288,311
SIG plc	457,047	591,064
Spirax-Sarco Engineering plc	10,756	584,213
Ultra Electronics Holdings plc	13,897	322,900
Vesuvius plc	91,595	544,099
		8,890,547
Commercial & Professional Supplies 1.1%
Berendsen plc	46,095	484,004
De La Rue plc	28,989	215,498
Hays plc	375,135	721,849
HomeServe plc	41,364	310,914
IHS Markit Ltd. *	23,055	909,520
Mitie Group plc	150,888	381,771
Pagegroup plc	97,435	530,720
PayPoint plc	11,360	137,903
Rentokil Initial plc	217,918	627,911
RPS Group plc	100,987	289,020
Serco Group plc *	465,450	845,361
WS Atkins plc	18,934	349,179
		5,803,650
Consumer Durables & Apparel 0.3%
Bellway plc	16,856	528,312
Bovis Homes Group plc	21,106	219,688
Coats Group plc *	732,615	525,329
Crest Nicholson Holdings plc	28,761	183,769
		1,457,098
Security	Number of Shares	Value ($)
Consumer Services 0.8%
AA plc	127,557	392,367
Domino's Pizza Group plc	36,857	168,368
Enterprise Inns plc *	376,708	627,915
Greene King plc	58,203	500,110
J.D. Wetherspoon plc	22,820	268,990
Ladbrokes Coral Group plc	338,274	509,309
Marston's plc	174,415	289,747
Merlin Entertainments plc	59,761	359,291
Mitchells & Butlers plc	83,406	279,729
SSP Group plc	23,741	116,747
The Restaurant Group plc	58,832	217,505
Thomas Cook Group plc *	537,834	591,072
		4,321,150
Diversified Financials 1.3%
Aberdeen Asset Management plc	193,239	639,516
Ashmore Group plc	72,472	283,549
Brewin Dolphin Holdings plc	37,834	149,115
Close Brothers Group plc	20,803	380,460
Hargreaves Lansdown plc	10,044	171,587
Henderson Group plc	172,748	476,804
IG Group Holdings plc	55,815	375,216
Intermediate Capital Group plc	67,643	590,605
International Personal Finance plc	107,147	235,210
Jupiter Fund Management plc	62,165	315,188
London Stock Exchange Group plc	14,724	589,492
NEX Group plc	63,314	457,583
Provident Financial plc	18,077	622,491
Schroders plc	13,866	514,266
SVG Capital plc *	21,399	191,437
TP ICAP plc	101,946	595,968
		6,588,487
Energy 0.4%
EnQuest plc *	1,173,412	666,851
Hunting plc	56,684	398,026
Premier Oil plc *	727,337	772,241
Soco International plc	61,755	119,445
		1,956,563
Food & Staples Retailing 0.1%
Conviviality plc	51,748	164,375
Greggs plc	28,107	344,873
		509,248
Food, Beverage & Tobacco 0.2%
Britvic plc	35,498	279,850
Cranswick plc	11,946	348,050
Dairy Crest Group plc	51,606	386,600
Greencore Group plc	66,862	199,040
		1,213,540
Health Care Equipment & Services 0.1%
LivaNova plc *	3,293	158,410
Spire Healthcare Group plc	25,292	99,819
STERIS plc	7,340	519,892
		778,121
Household & Personal Products 0.1%
McBride plc *	51,052	104,322
PZ Cussons plc	53,079	203,325
		307,647
Insurance 0.5%
esure Group plc	34,916	88,376
Hiscox Ltd.	56,998	737,573
Lancashire Holdings Ltd.	80,006	683,151
Novae Group plc	9,511	75,199
Saga plc	120,400	279,758
St. James's Place plc	36,520	494,062
		2,358,119

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 1.5%
Acacia Mining plc	32,046	173,780
Centamin plc	133,913	264,797
Croda International plc	16,796	709,245
Elementis plc	104,413	352,993
Essentra plc	46,036	237,700
Evraz plc *	328,478	923,933
Hill & Smith Holdings plc	8,493	128,851
Kazakhmys plc *	217,493	1,290,515
Marshalls plc	32,255	117,267
Petropavlovsk plc *	2,081,497	177,536
Randgold Resources Ltd.	7,286	620,193
RPC Group plc	29,875	403,437
Synthomer plc	47,583	269,846
Vedanta Resources plc	124,544	1,645,884
Victrex plc	15,172	363,583
		7,679,560
Media 0.3%
Cineworld Group plc	15,695	121,472
Daily Mail & General Trust plc	59,240	517,373
Trinity Mirror plc	125,490	164,665
UBM plc	56,648	503,361
		1,306,871
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	6,528	141,004
Indivior plc	129,715	484,409
		625,413
Real Estate 0.5%
Countrywide plc	39,884	88,438
Derwent London plc	5,309	165,157
Grainger plc	40,170	120,473
Hammerson plc	87,086	600,226
Intu Properties plc	128,897	439,634
Mapeley Ltd. *(b)(e)	2,199	—
Savills plc	28,203	275,142
Segro plc	85,637	497,465
Shaftesbury plc	10,957	120,990
The British Land Co., plc	71,393	524,752
		2,832,277
Retailing 0.7%
B&M European Value Retail S.A.	40,377	152,981
Card Factory plc	31,483	98,895
Dixons Carphone plc	104,550	417,046
Dunelm Group plc	15,940	136,357
Halfords Group plc	90,619	413,676
Headlam Group plc	21,024	143,614
JD Sports Fashion plc	25,540	111,863
John Menzies plc	38,663	290,369
Lookers plc	140,729	220,411
N Brown Group plc	72,276	199,409
Pendragon plc	934,260	408,416
Pets at Home Group plc	47,510	119,535
Sports Direct International plc *	77,496	278,120
Vertu Motors plc	260,435	141,699
WH Smith plc	22,215	456,717
		3,589,108
Semiconductors & Semiconductor Equipment 0.0%
Dialog Semiconductor plc *	5,204	242,153
Software & Services 0.3%
AVEVA Group plc	9,945	239,129
Computacenter plc	39,690	395,945
Fidessa Group plc	6,908	200,586
Gocompare.Com Group plc *	20,991	22,512
Micro Focus International plc	12,152	328,707
Moneysupermarket.com Group plc	58,181	241,623
Security	Number of Shares	Value ($)
Playtech plc	23,964	250,395
Rightmove plc	1,971	99,904
		1,778,801
Technology Hardware & Equipment 0.5%
e2v Technologies plc	50,001	170,574
Electrocomponents plc	125,934	770,180
Halma plc	37,193	433,329
Laird plc	80,043	166,900
Spectris plc	27,378	833,082
Spirent Communications plc	242,435	296,596
		2,670,661
Telecommunication Services 0.1%
KCOM Group plc	127,296	143,324
TalkTalk Telecom Group plc	163,282	321,464
		464,788
Transportation 0.5%
BBA Aviation plc	179,340	632,518
Go-Ahead Group plc	10,035	284,136
National Express Group plc	145,093	618,918
Northgate plc	87,787	561,567
Stagecoach Group plc	123,318	325,642
		2,422,781
Utilities 0.0%
Telecom Plus plc	10,810	165,364
		58,185,293
Total Common Stock
(Cost $446,652,363)		514,313,921

Preferred Stock 0.3% of net assets

Germany 0.2%
Automobiles & Components 0.0%
Schaeffler AG	11,717	190,003
Capital Goods 0.1%
Jungheinrich AG	10,316	317,917
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	6,161	541,833
Transportation 0.0%
Sixt SE	5,380	221,030
		1,270,783

Italy 0.1%
Capital Goods 0.1%
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	14,338	229,072

Sweden 0.0%
Transportation 0.0%
SAS AB	3,078	189,967
Total Preferred Stock
(Cost $1,484,172)		1,689,822

Rights 0.0% of net assets

France 0.0%
Commercial & Professional Supplies 0.0%
Elis S.A. expires 02/3/17 *	8,785	9,038
Total Rights
(Cost $—)		9,038

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 1.9% of net assets

United States 1.9%
Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 0.46% (c)	9,748,138	9,748,138
Total Other Investment Company
(Cost $9,748,138)		9,748,138
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.9% of net assets

Time Deposits 0.9%
Brown Brothers Harriman
Australian Dollar
0.50%, 02/01/17 (d)	18,713	14,192
Danish Krone
(0.40%), 02/01/17 (d)	12,448	1,807
New Zealand Dollar
0.77%, 02/01/17 (d)	2,136	1,568
Norwegian Krone
0.05%, 02/01/17 (d)	46,659	5,657
Singapore Dollar
0.01%, 02/01/17 (d)	5,297	3,758
Swedish Krone
(0.95%), 02/01/17 (d)	76,557	8,752
Swiss Franc
(1.45%), 02/01/17 (d)	5,485	5,543
DNB
Euro
(0.58%), 02/01/17 (d)	30,364	32,778
Royal Bank of Canada
Canadian Dollar
0.05%, 02/01/17 (d)	39,390	30,271
Skandinaviska Enskilda Banken
Japanese Yen
(0.21%), 02/01/17 (d)	5,877,668	52,056
Sumitomo Mitsui Banking Corp.
Great British Pound
0.05%, 02/01/17 (d)	22,552	28,370
U.S. Dollar
0.29%, 02/01/17 (d)	4,719,544	4,719,544
Total Short-Term Investments
(Cost $4,904,296)		4,904,296

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $467,909,740 and the unrealized appreciation and depreciation were $85,859,363 and ($23,103,888), respectively, with a net unrealized appreciation of $62,755,475.
At 01/31/17, the values of certain foreign securities held by the fund aggregating $429,947,897 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,269,338.
(b)	Illiquid security. At the period end, the value of these amounted to $146,283 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long expires 03/17/17	90	7,777,800	14,437

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$200,106,263	$—	$200,106,263
Australia [1]	—	24,715,736	—	24,715,736
Materials	236,801	3,336,296	—	3,573,097
Transportation	—	1,511,712	— *	1,511,712

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Austria [1]	$—	$3,374,699	$—	$3,374,699
Materials	317,604	969,584	—	1,287,188
Telecommunication Services	268,697	—	—	268,697
Belgium [1]	—	4,295,557	—	4,295,557
Materials	435,780	955,057	—	1,390,837
Technology Hardware & Equipment	493,328	—	—	493,328
Canada [1]	43,351,548	—	—	43,351,548
Denmark [1]	—	5,906,104	—	5,906,104
Food, Beverage & Tobacco	170,850	255,297	—	426,147
Transportation	376,563	301,055	—	677,618
Finland [1]	—	4,009,006	—	4,009,006
Capital Goods	758,847	2,464,787	—	3,223,634
Commercial & Professional Supplies	222,166	321,031	—	543,197
Media	606,580	—	—	606,580
France [1]	—	12,390,102	—	12,390,102
Commercial & Professional Supplies	157,282	1,418,980	—	1,576,262
Energy	225,986	310,716	—	536,702
Real Estate	204,853	2,226,829	—	2,431,682
Software & Services	391,496	1,592,358	—	1,983,854
Germany [1]	—	11,870,296	—	11,870,296
Capital Goods	190,923	3,301,369	—	3,492,292
Transportation	231,168	994,020	—	1,225,188
Greece [1]	—	—	— *	—
Hong Kong[1]	—	17,665,257	—	17,665,257
Consumer Services	264,944	1,804,139	—	2,069,083
Energy	202,915	—	—	202,915
Food & Staples Retailing	1,184,950	—	—	1,184,950
Media	321,087	—	—	321,087
Telecommunication Services	131,011	798,675	—	929,686
Ireland [1]	—	860,829	—	860,829
Banks	134,610	—	—	134,610
Capital Goods	1,252,452	—	—	1,252,452
Consumer Services	382,976	—	—	382,976
Food & Staples Retailing	287,274	—	—	287,274
Food, Beverage & Tobacco	820,289	—	—	820,289
Pharmaceuticals, Biotechnology & Life Sciences	584,036	—	—	584,036
Transportation	152,200	—	—	152,200
Israel [1]	—	4,385,791	—	4,385,791
Energy	430,089	621,290	—	1,051,379
Italy [1]	—	2,917,488	—	2,917,488
Banks	410,551	1,872,635	—	2,283,186
Capital Goods	797,911	639,527	—	1,437,438
Consumer Durables & Apparel	486,154	736,266	—	1,222,420
Food, Beverage & Tobacco	331,986	312,153	—	644,139
Health Care Equipment & Services	150,657	—	—	150,657

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Insurance	$298,213	$963,765	$—	$1,261,978
Media	196,896	—	—	196,896
Pharmaceuticals, Biotechnology & Life Sciences	257,234	—	—	257,234
Real Estate	134,775	—	—	134,775
Technology Hardware & Equipment	169,210	—	—	169,210
Transportation	715,010	—	— *	715,010
Utilities	598,678	1,801,466	—	2,400,144
Luxembourg [1]	—	974,468	—	974,468
Banks	—	—	— *	—
Materials	690,280	767,337	—	1,457,617
Retailing	169,314	—	—	169,314
Netherlands [1]	—	4,395,429	—	4,395,429
Capital Goods	730,468	2,068,669	—	2,799,137
Energy	390,796	1,319,970	—	1,710,766
Food & Staples Retailing	975,567	—	—	975,567
Real Estate	145,901	604,125	—	750,026
Retailing	134,492	—	—	134,492
Software & Services	485,252	—	—	485,252
New Zealand[1]	—	4,274,388	—	4,274,388
Food, Beverage & Tobacco	215,172	—	—	215,172
Transportation	351,940	571,416	—	923,356
Norway [1]	—	6,796,722	—	6,796,722
Automobiles & Components	124,640	—	—	124,640
Banks	308,440	—	—	308,440
Materials	249,539	—	—	249,539
Software & Services	463,692	—	—	463,692
Portugal [1]	—	1,017,741	—	1,017,741
Banks	—	61,659	— *	61,659
Capital Goods	143,306	—	—	143,306
Materials	236,325	313,860	—	550,185
Singapore [1]	—	2,297,291	—	2,297,291
Capital Goods	244,777	1,743,379	146,283	2,134,439
Energy	—	—	— *	—
Food & Staples Retailing	341,709	—	—	341,709
Real Estate	330,570	3,256,791	—	3,587,361
Semiconductors & Semiconductor Equipment	348,559	—	—	348,559
Transportation	448,254	990,615	—	1,438,869
Spain [1]	—	3,072,845	—	3,072,845
Banks	—	1,317,339	— *	1,317,339
Capital Goods	378,765	1,725,348	—	2,104,113
Food, Beverage & Tobacco	—	758,632	— *	758,632
Materials	167,950	959,718	—	1,127,668
Media	216,849	380,735	—	597,584

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Sweden [1]	$—	$8,370,565	$—	$8,370,565
Capital Goods	337,026	1,642,029	—	1,979,055
Retailing	109,501	510,000	—	619,501
Switzerland [1]	—	6,448,432	—	6,448,432
Banks	261,276	282,125	—	543,401
Capital Goods	967,749	3,330,628	—	4,298,377
Diversified Financials	131,446	1,247,780	—	1,379,226
Materials	309,481	376,828	—	686,309
Real Estate	168,296	988,284	—	1,156,580
Retailing	470,635	597,293	—	1,067,928
Utilities	129,222	—	—	129,222
United Kingdom[1]	—	1,772,370	—	1,772,370
Capital Goods	3,623,038	5,267,509	—	8,890,547
Commercial & Professional Supplies	1,509,454	4,294,196	—	5,803,650
Consumer Durables & Apparel	525,329	931,769	—	1,457,098
Consumer Services	1,293,381	3,027,769	—	4,321,150
Diversified Financials	1,288,761	5,299,726	—	6,588,487
Energy	119,445	1,837,118	—	1,956,563
Food & Staples Retailing	164,375	344,873	—	509,248
Food, Beverage & Tobacco	734,650	478,890	—	1,213,540
Health Care Equipment & Services	678,302	99,819	—	778,121
Household & Personal Products	203,325	104,322	—	307,647
Insurance	163,575	2,194,544	—	2,358,119
Materials	693,500	6,986,060	—	7,679,560
Pharmaceuticals, Biotechnology & Life Sciences	141,004	484,409	—	625,413
Real Estate	395,615	2,436,662	— *	2,832,277
Retailing	1,559,296	2,029,812	—	3,589,108
Software & Services	418,457	1,360,344	—	1,778,801
Technology Hardware & Equipment	463,496	2,207,165	—	2,670,661
Telecommunication Services	464,788	—	—	464,788
Transportation	561,567	1,861,214	—	2,422,781
Utilities	165,364	—	—	165,364
Preferred Stock[1]	—	1,460,750	—	1,460,750
Italy [1]	229,072	—	—	229,072
Rights
Other Investment Company[1]	9,748,138	—	—	9,748,138
Short-Term Investments[1]	—	4,904,296	—	4,904,296
Total	$95,666,739	$434,852,193	$146,283	$530,665,215
Other Financial Instruments
Futures Contracts[2]	$14,437	$—	$—	$14,437
*	Level 3 amount shown includes securities determined to have no value at January 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017. The transfers in the amount of $2,890,819 and $12,441,812 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
85.6%	Common Stock	299,670,879	334,289,174
13.3%	Preferred Stock	34,372,503	51,962,100
0.0%	Rights	—	13,262
1.0%	Short-Term Investments	4,020,157	4,020,157
99.9%	Total Investments	338,063,539	390,284,693
0.1%	Other Assets and Liabilities, Net		528,430
100.0%	Net Assets		390,813,123

Security	Number of Shares	Value ($)
Common Stock 85.6% of net assets

Brazil 7.7%
Banks 1.3%
Banco Bradesco S.A.	104,339	1,064,248
Banco do Brasil S.A.	395,415	3,903,362
		4,967,610
Capital Goods 0.2%
Embraer S.A.	109,051	622,904
Diversified Financials 0.1%
BM&F Bovespa S.A. - Bolsa de Valores Mercadorias e Futuros	96,233	564,642
Energy 2.0%
Petroleo Brasileiro S.A. *	1,311,658	6,740,992
Ultrapar Participacoes S.A.	55,214	1,158,664
		7,899,656
Food, Beverage & Tobacco 0.9%
Ambev S.A.	342,850	1,871,852
BRF S.A.	58,318	823,081
JBS S.A.	185,200	699,619
		3,394,552
Insurance 0.1%
Sul America S.A.	71,171	419,884
Materials 2.3%
Companhia Siderurgica Nacional S.A. *	226,416	830,457
Vale S.A.	812,876	8,303,232
		9,133,689
Software & Services 0.1%
Cielo S.A.	41,745	350,818
Telecommunication Services 0.1%
Tim Participacoes S.A.	217,147	616,665
Transportation 0.1%
CCR S.A.	90,000	443,207
Security	Number of Shares	Value ($)
Utilities 0.5%
Centrais Eletricas Brasileiras S.A. *	109,016	720,492
Companhia de Saneamento Basico do Estado de Sao Paulo	65,810	654,702
CPFL Energia S.A.	59,061	474,567
		1,849,761
		30,263,388

Chile 0.6%
Energy 0.2%
Empresas Copec S.A.	64,269	657,358
Food & Staples Retailing 0.2%
Cencosud S.A.	203,075	590,180
Transportation 0.1%
Latam Airlines Group S.A. *	49,031	450,768
Utilities 0.1%
Enel Americas S.A.	2,624,908	469,839
		2,168,145

China 15.2%
Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	380,000	402,852
Banks 5.8%
Agricultural Bank of China Ltd., Class H	2,997,600	1,252,162
Bank of China Ltd., Class H	9,765,234	4,422,834
Bank of Communications Co., Ltd., Class H	846,000	622,269
China CITIC Bank Corp., Ltd., Class H	728,000	478,811
China Construction Bank Corp., Class H	12,013,960	8,907,010
China Merchants Bank Co., Ltd., Class H	295,850	740,916
China Minsheng Banking Corp., Ltd., Class H	477,500	525,499
Industrial & Commercial Bank of China Ltd., Class H	9,385,172	5,737,950
		22,687,451
Capital Goods 0.4%
China Communications Construction Co., Ltd., Class H	464,322	558,853
China Railway Construction Corp., Ltd., Class H	251,000	348,263
China Railway Group Ltd., Class H	391,000	342,247
CITIC Ltd.	240,000	355,799
		1,605,162
Consumer Durables & Apparel 0.2%
Belle International Holdings Ltd.	1,116,000	680,252

1

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 3.8%
China Petroleum & Chemical Corp., Class H	8,033,400	6,345,794
China Shenhua Energy Co., Ltd., Class H	620,500	1,311,307
CNOOC Ltd.	2,952,075	3,686,415
Kunlun Energy Co., Ltd.	376,000	298,619
PetroChina Co., Ltd., Class H	4,256,000	3,381,097
		15,023,232
Food, Beverage & Tobacco 0.1%
China Resources Beer Holdings Co., Ltd. *	205,000	416,378
Health Care Equipment & Services 0.1%
Sinopharm Group Co., Ltd., Class H	75,600	345,485
Insurance 0.6%
China Life Insurance Co., Ltd., Class H	276,000	760,266
China Pacific Insurance Group Co., Ltd., Class H	113,600	403,508
PICC Property & Casualty Co., Ltd., Class H	244,000	368,842
Ping An Insurance Group Co. of China Ltd., Class H	181,000	928,489
		2,461,105
Materials 0.5%
Anhui Conch Cement Co., Ltd., Class H	124,000	399,028
China National Building Material Co., Ltd., Class H	1,396,000	816,417
Jiangxi Copper Co., Ltd., Class H	320,000	552,619
		1,768,064
Real Estate 0.3%
China Evergrande Group	483,000	336,443
China Overseas Land & Investment Ltd.	204,000	599,036
China Resources Land Ltd.	144,000	356,192
		1,291,671
Software & Services 0.5%
Alibaba Group Holding Ltd. ADR *	4,609	466,938
Baidu, Inc. ADR *	3,173	555,497
Tencent Holdings Ltd.	35,200	920,317
		1,942,752
Technology Hardware & Equipment 0.2%
Lenovo Group Ltd.	984,000	644,537
Telecommunication Services 2.4%
China Mobile Ltd.	597,555	6,724,060
China Telecom Corp., Ltd., Class H	2,479,000	1,170,431
China Unicom (Hong Kong) Ltd.	1,119,056	1,320,846
		9,215,337
Utilities 0.2%
China Resources Power Holdings Co., Ltd.	264,000	453,417
Huaneng Power International, Inc., Class H	666,000	432,034
		885,451
		59,369,729

Colombia 0.4%
Banks 0.1%
Bancolombia S.A.	24,180	210,653
Energy 0.2%
Ecopetrol S.A. *	2,434,273	1,144,414
Security	Number of Shares	Value ($)
Materials 0.1%
Grupo Argos S.A.	49,108	325,064
		1,680,131

Czech Republic 0.2%
Utilities 0.2%
CEZ A/S	49,307	844,537

Greece 0.7%
Banks 0.4%
Alpha Bank AE *	271,603	481,977
National Bank of Greece S.A. *	2,874,380	687,831
Piraeus Bank S.A. *	2,411,291	460,515
		1,630,323
Consumer Services 0.1%
OPAP S.A.	61,501	544,401
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	41,582	377,135
Utilities 0.1%
Public Power Corp. S.A. *	119,645	333,591
		2,885,450

Hungary 0.4%
Banks 0.2%
OTP Bank plc	27,107	833,553
Energy 0.2%
MOL Hungarian Oil & Gas plc	12,394	873,415
		1,706,968

India 3.9%
Automobiles & Components 0.4%
Mahindra & Mahindra Ltd.	22,448	411,129
Tata Motors Ltd.	119,540	926,140
Tata Motors Ltd., Class A	55,591	274,061
		1,611,330
Banks 0.6%
Housing Development Finance Corp., Ltd.	41,879	845,520
ICICI Bank Ltd.	181,736	721,864
State Bank of India	179,666	690,373
		2,257,757
Energy 1.6%
Bharat Petroleum Corp., Ltd.	48,815	491,460
Coal India Ltd.	106,356	485,449
Indian Oil Corp., Ltd.	174,084	942,399
Oil & Natural Gas Corp., Ltd.	492,604	1,474,819
Reliance Industries Ltd.	193,831	2,989,695
		6,383,822
Food, Beverage & Tobacco 0.1%
ITC Ltd.	111,584	425,192
Materials 0.3%
Hindalco Industries Ltd.	239,624	670,306
Tata Steel Ltd.	74,681	510,748
		1,181,054
Software & Services 0.5%
Infosys Ltd.	100,042	1,368,361
Tata Consultancy Services Ltd.	19,134	629,189
		1,997,550
Telecommunication Services 0.2%
Bharti Airtel Ltd.	144,003	739,805

2

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 0.2%
NTPC Ltd.	229,231	582,668
		15,179,178

Indonesia 1.3%
Automobiles & Components 0.3%
PT Astra International Tbk	1,893,900	1,129,059
Banks 0.4%
PT Bank Central Asia Tbk	370,500	424,651
PT Bank Mandiri (Persero) Tbk	581,500	474,958
PT Bank Rakyat Indonesia (Persero) Tbk	624,000	547,930
		1,447,539
Energy 0.1%
PT United Tractors Tbk	271,400	444,168
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,405,963	422,904
Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	3,619,700	1,049,295
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	2,053,100	443,394
		4,936,359

Malaysia 1.7%
Banks 0.6%
CIMB Group Holdings Berhad	416,700	467,758
Malayan Banking Berhad	524,300	973,017
Public Bank Berhad	156,365	709,547
		2,150,322
Capital Goods 0.2%
Sime Darby Berhad	303,700	610,622
Consumer Services 0.1%
Genting Berhad	308,400	571,241
Materials 0.1%
Petronas Chemicals Group Berhad	239,700	385,836
Telecommunication Services 0.4%
Axiata Group Berhad	691,200	738,609
DiGi.com Berhad	298,500	334,250
Maxis Berhad	279,654	388,369
Telekom Malaysia Berhad	218,000	292,832
		1,754,060
Utilities 0.3%
Tenaga Nasional Berhad	323,300	977,208
		6,449,289

Mexico 2.6%
Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	106,400	509,971
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	231,200	329,723
		839,694
Capital Goods 0.1%
Alfa S.A.B. de C.V., Class A	393,700	510,875
Food & Staples Retailing 0.2%
Wal-Mart de Mexico S.A.B. de C.V.	502,437	889,056
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.4%
Coca-Cola Femsa S.A.B. de C.V., Series L	49,200	305,272
Fomento Economico Mexicano S.A.B. de C.V.	116,515	876,426
Grupo Bimbo S.A.B. de C.V., Series A	155,400	344,505
		1,526,203
Materials 0.9%
Cemex S.A.B. de C.V., Series CPO *	1,687,400	1,558,459
Grupo Mexico S.A.B. de C.V., Series B	415,336	1,245,600
Industrias Penoles S.A.B. de C.V.	20,600	487,145
		3,291,204
Media 0.2%
Grupo Televisa S.A.B., Series CPO	169,017	753,843
Telecommunication Services 0.6%
America Movil S.A.B. de C.V., Series L	3,554,019	2,239,423
		10,050,298

Peru 0.1%
Banks 0.1%
Credicorp Ltd.	2,747	449,629

Philippines 0.1%
Telecommunication Services 0.1%
PLDT, Inc.	16,235	479,903

Poland 2.2%
Banks 0.3%
Bank Pekao S.A.	13,395	453,163
Powszechna Kasa Oszczednosci Bank Polski S.A. *	109,684	841,495
		1,294,658
Energy 0.6%
Polski Koncern Naftowy Orlen S.A.	98,326	1,995,403
Polskie Gornictwo Naftowe i Gazownictwo S.A.	285,885	392,593
		2,387,996
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	93,076	819,043
Materials 0.6%
KGHM Polska Miedz S.A.	68,619	2,128,282
Telecommunication Services 0.1%
Orange Polska S.A.	391,831	528,661
Utilities 0.4%
PGE S.A.	288,668	788,200
Tauron Polska Energia S.A. *	756,557	557,306
		1,345,506
		8,504,146

Republic of Korea 16.2%
Automobiles & Components 1.9%
Hankook Tire Co., Ltd. *	8,649	422,064
Hyundai Mobis Co., Ltd. *	8,408	1,749,167
Hyundai Motor Co.	27,512	3,312,121
Kia Motors Corp.	62,461	1,957,696
		7,441,048

3

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banks 1.2%
Hana Financial Group, Inc.	33,783	1,001,692
Industrial Bank Of Korea *	35,674	389,680
KB Financial Group, Inc.	35,800	1,448,659
Shinhan Financial Group Co., Ltd.	48,978	1,935,722
		4,775,753
Capital Goods 1.2%
CJ Corp.	2,003	314,510
Daelim Industrial Co., Ltd. *	5,078	367,781
Hyundai Engineering & Construction Co., Ltd. *	14,207	508,554
Hyundai Heavy Industries Co., Ltd. *	13,451	1,533,968
LG Corp.	12,633	644,557
LG International Corp.	11,440	318,334
Samsung Heavy Industries Co., Ltd. *	71,837	643,406
SK Networks Co., Ltd.	94,413	537,759
		4,868,869
Consumer Durables & Apparel 0.5%
LG Electronics, Inc.	37,344	1,784,669
Energy 0.9%
GS Holdings Corp.	8,817	388,236
S-Oil Corp.	8,968	626,353
SK Innovation Co., Ltd.	18,132	2,456,340
		3,470,929
Food & Staples Retailing 0.2%
E-Mart, Inc.	4,128	722,655
Food, Beverage & Tobacco 0.2%
KT&G Corp.	8,172	707,893
Insurance 0.3%
Samsung Fire & Marine Insurance Co., Ltd.	2,486	575,967
Samsung Life Insurance Co., Ltd.	5,950	568,518
		1,144,485
Materials 2.1%
Hyundai Steel Co.	15,675	786,073
LG Chem Ltd.	6,810	1,535,628
Lotte Chemical Corp. *	2,171	703,531
POSCO	21,434	5,009,663
		8,034,895
Retailing 0.1%
Lotte Shopping Co., Ltd.	2,232	434,313
Semiconductors & Semiconductor Equipment 0.7%
SK Hynix, Inc.	57,892	2,673,678
Technology Hardware & Equipment 6.3%
LG Display Co., Ltd.	70,522	1,860,489
Samsung Electro-Mechanics Co., Ltd.	12,612	615,936
Samsung Electronics Co., Ltd.	12,643	21,502,897
Samsung SDI Co., Ltd.	5,504	546,970
		24,526,292
Telecommunication Services 0.1%
LG Uplus Corp.	42,608	418,513
Transportation 0.1%
Hyundai Glovis Co., Ltd.	2,203	294,998
Korean Air Lines Co., Ltd. *	11,667	265,185
		560,183
Utilities 0.4%
Korea Electric Power Corp. *	32,689	1,197,170
Korea Gas Corp. *	10,606	423,556
		1,620,726
		63,184,901

Security	Number of Shares	Value ($)
Russia 12.4%
Banks 0.6%
Sberbank of Russia PJSC *	739,120	2,115,809
VTB Bank PJSC *	192,000,000	220,224
		2,336,033
Energy 9.6%
Gazprom PJSC *	4,956,200	12,342,097
Gazprom PJSC ADR	854,000	4,237,274
Lukoil PJSC	213,328	11,951,049
NovaTek PJSC *	101,910	1,287,195
Rosneft PJSC *	174,700	1,163,408
Surgutneftegas OJSC	8,147,905	4,381,756
Tatneft PJSC *	333,850	2,257,116
		37,619,895
Food & Staples Retailing 0.2%
Magnit PJSC *	4,914	788,298
Materials 0.4%
MMC Norilsk Nickel PJSC *	10,153	1,625,189
Telecommunication Services 0.9%
Mobile TeleSystems PJSC *	344,742	1,580,008
Rostelecom PJSC *	450,660	625,478
Sistema PJSC FC *	3,214,100	1,277,251
		3,482,737
Transportation 0.5%
Aeroflot Russian Airlines PJSC *	387,300	1,121,370
Globaltrans Investment plc GDR - Reg'd	92,956	585,623
		1,706,993
Utilities 0.2%
RusHydro PJSC	40,156,000	690,041
		48,249,186

South Africa 6.0%
Banks 0.8%
Barclays Africa Group Ltd.	55,533	654,035
Nedbank Group Ltd.	32,031	552,504
Standard Bank Group Ltd.	178,593	1,909,818
		3,116,357
Capital Goods 0.3%
Barloworld Ltd.	85,581	703,652
The Bidvest Group Ltd.	52,793	621,728
		1,325,380
Consumer Durables & Apparel 0.1%
Steinhoff International Holdings N.V.	110,730	533,926
Diversified Financials 0.3%
African Bank Investments Ltd. *(a)(c)	319,000	7,339
FirstRand Ltd.	284,006	1,057,955
		1,065,294
Food & Staples Retailing 0.3%
Bid Corp., Ltd.	28,005	485,882
Shoprite Holdings Ltd.	54,347	721,388
		1,207,270
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	16,564	499,954
Health Care Equipment & Services 0.1%
Netcare Ltd.	150,624	362,279
Insurance 0.2%
Sanlam Ltd.	145,812	704,397

4

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 2.0%
AngloGold Ashanti Ltd. *	62,366	792,537
Gold Fields Ltd.	216,409	748,331
Impala Platinum Holdings Ltd. *	201,679	803,734
Kumba Iron Ore Ltd. *	73,311	1,130,709
Sappi Ltd. *	67,723	435,446
Sasol Ltd.	129,734	3,870,221
		7,780,978
Media 0.2%
Naspers Ltd., N Shares	4,596	732,197
Retailing 0.3%
Imperial Holdings Ltd.	58,443	725,610
Woolworths Holdings Ltd.	75,793	416,410
		1,142,020
Telecommunication Services 1.3%
MTN Group Ltd.	448,817	4,185,150
Telkom SA SOC Ltd.	92,334	506,016
Vodacom Group Ltd.	37,190	416,774
		5,107,940
		23,577,992

Taiwan 11.1%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	177,000	352,372
Banks 0.3%
CTBC Financial Holding Co., Ltd.	981,201	558,905
Mega Financial Holding Co., Ltd.	703,340	524,331
		1,083,236
Capital Goods 0.3%
Far Eastern New Century Corp.	785,817	654,928
Walsin Lihwa Corp.	1,033,000	401,691
		1,056,619
Consumer Durables & Apparel 0.1%
Pou Chen Corp.	323,267	409,591
Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	382,674	621,941
Energy 0.1%
Formosa Petrochemical Corp.	181,330	619,418
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	388,678	666,757
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	405,599	617,678
Materials 1.5%
China Steel Corp.	1,662,198	1,345,823
Formosa Chemicals & Fibre Corp.	433,442	1,343,642
Formosa Plastics Corp.	415,732	1,201,227
Nan Ya Plastics Corp.	512,622	1,207,522
Taiwan Cement Corp.	571,299	647,885
		5,746,099
Retailing 0.1%
Hotai Motor Co., Ltd.	32,000	367,737
Semiconductors & Semiconductor Equipment 2.4%
Advanced Semiconductor Engineering, Inc.	641,094	706,482
MediaTek, Inc.	154,138	1,055,243
Taiwan Semiconductor Manufacturing Co., Ltd.	1,108,103	6,603,031
United Microelectronics Corp.	2,450,965	890,018
		9,254,774
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.3%
Acer, Inc. *	1,515,496	699,830
Asustek Computer, Inc.	154,041	1,346,306
AU Optronics Corp.	3,295,800	1,364,713
Catcher Technology Co., Ltd.	42,000	342,541
Compal Electronics, Inc.	1,885,305	1,137,504
Delta Electronics, Inc.	157,590	880,202
Foxconn Technology Co., Ltd.	137,317	387,557
Hon Hai Precision Industry Co., Ltd.	2,483,466	6,660,104
HTC Corp. *	357,473	910,967
Innolux Corp.	4,021,357	1,703,508
Inventec Corp.	664,639	499,873
Lite-On Technology Corp.	450,167	679,953
Pegatron Corp.	368,264	886,813
Quanta Computer, Inc.	553,500	1,128,500
Synnex Technology International Corp.	462,850	483,028
Wistron Corp.	1,199,653	1,024,369
WPG Holdings Ltd.	438,000	524,242
		20,660,010
Telecommunication Services 0.5%
Chunghwa Telecom Co., Ltd.	401,906	1,310,896
Far EasTone Telecommunications Co., Ltd.	147,622	350,744
Taiwan Mobile Co., Ltd.	116,334	388,572
		2,050,212
		43,506,444

Thailand 1.6%
Banks 0.2%
Kasikornbank PCL	77,700	414,096
The Siam Commercial Bank PCL	108,800	468,140
		882,236
Energy 1.0%
PTT Exploration & Production PCL	290,400	808,270
PTT PCL	217,787	2,498,891
Thai Oil PCL	199,900	407,351
		3,714,512
Materials 0.3%
PTT Global Chemical PCL	363,100	701,244
The Siam Cement PCL - Reg'd	20,000	286,402
		987,646
Telecommunication Services 0.1%
Advanced Info Service PCL - Reg'd	112,475	511,105
		6,095,499

Turkey 1.1%
Banks 0.5%
Akbank T.A.S.	246,712	549,920
Turkiye Garanti Bankasi A/S	285,096	629,738
Turkiye Halk Bankasi A/S	133,594	398,137
Turkiye Is Bankasi, Class C	278,602	440,378
		2,018,173
Capital Goods 0.1%
KOC Holding A/S	135,999	547,845
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	161,641	427,997
Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	26,287	571,468
Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS	234,856	361,891

5

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri A/S *	143,228	430,781
		4,358,155

United Arab Emirates 0.1%
Telecommunication Services 0.1%
Emirates Telecommunications Group Co. PJSC	71,785	349,847
Total Common Stock
(Cost $299,670,879)		334,289,174

Preferred Stock 13.3% of net assets

Brazil 10.6%
Banks 3.0%
Banco Bradesco S.A.	402,916	4,180,326
Itau Unibanco Holding S.A.	561,585	6,635,398
Itausa - Investimentos Itau S.A.	270,703	797,268
		11,612,992
Energy 2.4%
Petroleo Brasileiro S.A. *	1,987,454	9,475,129
Food & Staples Retailing 0.3%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	55,715	1,024,447
Materials 3.9%
Gerdau S.A.	650,506	2,520,868
Metalurgica Gerdau S.A. *	1,071,477	1,912,801
Vale S.A.	1,116,028	10,827,441
		15,261,110
Telecommunication Services 0.3%
Telefonica Brasil S.A.	72,772	1,077,679
Utilities 0.7%
Centrais Eletricas Brasileiras S.A., Class B *	75,220	589,732
Companhia Energetica de Minas Gerais	607,108	1,760,170
Companhia Paranaense de Energia-Copel	48,244	492,353
		2,842,255
		41,293,612

Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	49,124	462,897

Republic of Korea 1.1%
Automobiles & Components 0.2%
Hyundai Motor Co., Ltd.	4,324	346,774
Hyundai Motor Co., Ltd. 2nd	7,340	607,345
		954,119
Materials 0.1%
LG Chem Ltd.	1,385	203,975
Technology Hardware & Equipment 0.8%
Samsung Electronics Co., Ltd.	2,276	3,076,013
		4,234,107

Security	Number of Shares	Value ($)
Russia 1.5%
Energy 1.5%
Surgutneftegas	2,109,100	1,204,349
Transneft PJSC *	1,404	4,767,135
		5,971,484
Total Preferred Stock
(Cost $34,372,503)		51,962,100

Rights 0.0% of net assets

Republic of Korea 0.0%
Transportation 0.0%
Korean Air Lines Co., Ltd. expires 03/7/17 *(a)(c)	2,777	13,262
Total Rights
(Cost $—)		13,262
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Australia & New Zealand Banking Group Ltd.
U.S. Dollar
0.29%, 02/01/17 (b)	77,452	77,452
Brown Brothers Harriman
South African Rand
4.85%, 02/01/17 (b)	169,979	12,614
Euro
(0.58%), 02/01/17 (b)	2,679	2,892
Singapore Dollar
0.01%, 02/01/17 (b)	1,971	1,398
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.29%, 02/01/17 (b)	3,925,801	3,925,801
Total Short-Term Investments
(Cost $4,020,157)		4,020,157

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $366,133,965 and the unrealized appreciation and depreciation were $47,398,206 and ($23,247,478), respectively, with a net unrealized appreciation of $24,150,728.
At 01/31/17, the values of certain foreign securities held by the fund aggregating $312,515,342 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $20,601 or 0.0% of net assets.
(b)	The rate shown is the current daily overnight rate.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
Reg'd –	Registered

6

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EMG MKT, e-mini, Long, expires 03/17/17	108	4,941,540	30,156

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$164,459,833	$—	$164,459,833
Chile [1]	—	657,358	—	657,358
Food & Staples Retailing	590,180	—	—	590,180
Transportation	450,768	—	—	450,768
Utilities	469,839	—	—	469,839
China [1]	—	57,426,977	—	57,426,977
Software & Services	1,022,435	920,317	—	1,942,752
Colombia [1]	1,680,131	—	—	1,680,131
Greece [1]	—	2,341,049	—	2,341,049
Consumer Services	544,401	—	—	544,401
Malaysia [1]	—	2,159,071	—	2,159,071
Banks	709,547	1,440,775	—	2,150,322
Materials	385,836	—	—	385,836
Telecommunication Services	627,082	1,126,978	—	1,754,060
Mexico [1]	10,050,298	—	—	10,050,298
Peru [1]	449,629	—	—	449,629
Poland [1]	—	7,158,640	—	7,158,640
Utilities	557,306	788,200	—	1,345,506
Russia
Banks	2,336,033	—	—	2,336,033
Energy	33,382,621	4,237,274	—	37,619,895
Food & Staples Retailing	788,298	—	—	788,298
Materials	1,625,189	—	—	1,625,189
Telecommunication Services	3,482,737	—	—	3,482,737
Transportation	1,706,993	—	—	1,706,993
Utilities	690,041	—	—	690,041
South Africa[1]	—	22,512,698	—	22,512,698
Diversified Financials	—	1,057,955	7,339	1,065,294
Thailand
Banks	468,140	414,096	—	882,236
Energy	3,714,512	—	—	3,714,512
Materials	701,244	286,402	—	987,646
Telecommunication Services	511,105	—	—	511,105
United Arab Emirates[1]	349,847	—	—	349,847
7

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stock[1]	$—	$45,527,719	$—	$45,527,719
Colombia [1]	462,897	—	—	462,897
Russia [1]	5,971,484	—	—	5,971,484
Rights [1]	—	—	13,262	13,262
Short-Term Investments[1]	—	4,020,157	—	4,020,157
Total	$73,728,593	$316,535,499	$20,601	$390,284,693
Other Financial Instruments
Futures Contracts[2]	$30,156	$—	$—	$30,156
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $71,648,686 and $2,118,942 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
8

Schwab Fundamental Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
9

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:
Fund	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Dividends Received 11/01/16 to 01/31/17
Schwab Fundamental US Large Company Index Fund	72,715	—	—	72,715	$2,998,767	$—	$5,090
REG87631JAN17
10

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Other Investment Companies	416,631,455	589,694,868
0.4%	Short-Term Investment	2,443,570	2,443,570
99.9%	Total Investments	419,075,025	592,138,438
0.1%	Other Assets and Liabilities, Net		321,763
100.0%	Net Assets		592,460,201

Security	Number of Shares	Value ($)
Other Investment Companies 99.5% of net assets

Equity Funds 99.5%
International 30.0%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,733,081	30,461,937
Schwab Fundamental International Large Company Index Fund (a)	4,379,352	35,779,309
Schwab Fundamental International Small Company Index Fund (a)	2,449,498	29,712,415
Schwab International Index Fund (a)	4,639,976	82,127,572
		178,081,233
Large-Cap 44.8%
Schwab Fundamental US Large Company Index Fund (a)	5,188,750	79,647,313
Schwab S&P 500 Index Fund (a)	5,294,230	185,668,652
		265,315,965
Small-Cap 24.7%
Schwab Fundamental US Small Company Index Fund (a)	3,109,707	44,251,133
Schwab Small-Cap Index Fund (a)	3,617,389	102,046,537
		146,297,670
Total Other Investment Companies
(Cost $416,631,455)		589,694,868
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (b)	2,443,570	2,443,570
Total Short-Term Investment
(Cost $2,443,570)		2,443,570

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $430,496,263 and the unrealized appreciation and depreciation were $161,642,175 and ($0), respectively, with a net unrealized appreciation of $161,642,175.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$589,694,868	$—	$—	$589,694,868
Short-Term Investment[1]	—	2,443,570	—	2,443,570
Total	$589,694,868	$2,443,570	$—	$592,138,438
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
1

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.1%	Other Investment Companies	498,489,753	734,817,706
1.9%	Short-Term Investments	14,588,201	14,588,201
100.0%	Total Investments	513,077,954	749,405,907
(0.0%)	Other Assets and Liabilities, Net		(20,515)
100.0%	Net Assets		749,385,392

Security	Number of Shares	Value ($)
Other Investment Companies 98.1% of net assets

Equity Funds 80.5%
International 20.5%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,103,342	25,323,268
Schwab Fundamental International Large Company Index Fund (a)	3,761,672	30,732,863
Schwab Fundamental International Small Company Index Fund (a)	2,116,859	25,677,503
Schwab International Index Fund (a)	4,038,512	71,481,666
		153,215,300
Large-Cap 40.0%
Schwab Fundamental US Large Company Index Fund (a)	5,854,607	89,868,225
Schwab S&P 500 Index Fund (a)	5,981,997	209,788,639
		299,656,864
Small-Cap 20.0%
Schwab Fundamental US Small Company Index Fund (a)	3,187,959	45,364,660
Schwab Small-Cap Index Fund (a)	3,707,839	104,598,137
		149,962,797
		602,834,961

Fixed-Income Fund 14.5%
Intermediate-Term Bond 14.5%
Schwab Total Bond Market Fund (a)	11,588,563	108,816,604

Security	Number of Shares	Value ($)
Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.75% (a)(b)	23,159,193	23,166,141
Total Other Investment Companies
(Cost $498,489,753)		734,817,706
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
ING Bank
0.29%, 02/01/17 (c)	7,108,531	7,108,531
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	7,479,670	7,479,670
Total Short-Term Investments
(Cost $14,588,201)		14,588,201

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $516,372,065 and the unrealized appreciation and depreciation were $233,033,842 and ($0), respectively, with a net unrealized appreciation of $233,033,842.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$734,817,706	$—	$—	$734,817,706
Short-Term Investments[1]	—	14,588,201	—	14,588,201
Total	$734,817,706	$14,588,201	$—	$749,405,907
[1]	As categorized in Portfolio Holdings.
1

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	375,490,712	505,641,395
2.2%	Short-Term Investments	11,371,329	11,371,329
100.0%	Total Investments	386,862,041	517,012,724
0.0%	Other Assets and Liabilities, Net		127,575
100.0%	Net Assets		517,140,299

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets

Equity Funds 60.3%
International 15.5%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	1,690,855	13,797,380
Schwab Fundamental International Large Company Index Fund (a)	1,935,741	15,815,003
Schwab Fundamental International Small Company Index Fund (a)	1,117,877	13,559,847
Schwab International Index Fund (a)	2,071,915	36,672,887
		79,845,117
Large-Cap 29.9%
Schwab Fundamental US Large Company Index Fund (a)	3,037,288	46,622,367
Schwab S&P 500 Index Fund (a)	3,077,795	107,938,278
		154,560,645
Small-Cap 14.9%
Schwab Fundamental US Small Company Index Fund (a)	1,657,957	23,592,734
Schwab Small-Cap Index Fund (a)	1,899,449	53,583,463
		77,176,197
		311,581,959

Fixed-Income Fund 34.8%
Intermediate-Term Bond 34.8%
Schwab Total Bond Market Fund (a)	19,164,465	179,954,329

Security	Number of Shares	Value ($)
Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.75% (a)(b)	14,100,877	14,105,107
Total Other Investment Companies
(Cost $375,490,712)		505,641,395
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Bank of Tokyo-Mitsubishi UFJ
0.29%, 02/01/17 (c)	1,039,391	1,039,391
National Australia Bank
0.29%, 02/01/17 (c)	5,165,969	5,165,969
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	5,165,969	5,165,969
Total Short-Term Investments
(Cost $11,371,329)		11,371,329

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $395,142,893 and the unrealized appreciation and depreciation were $121,869,831 and ($0), respectively, with a net unrealized appreciation of $121,869,831.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$505,641,395	$—	$—	$505,641,395
Short-Term Investments[1]	—	11,371,329	—	11,371,329
Total	$505,641,395	$11,371,329	$—	$517,012,724
[1]	As categorized in Portfolio Holdings.
1

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.4%	Other Investment Companies	187,993,125	229,658,663
2.3%	Short-Term Investments	5,411,573	5,411,573
99.7%	Total Investments	193,404,698	235,070,236
0.3%	Other Assets and Liabilities, Net		625,439
100.0%	Net Assets		235,695,675

Security	Number of Shares	Value ($)
Other Investment Companies 97.4% of net assets

Equity Funds 40.1%
International 10.0%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	472,325	3,854,174
Schwab Fundamental International Large Company Index Fund (a)	595,737	4,867,169
Schwab Fundamental International Small Company Index Fund (a)	336,108	4,076,985
Schwab International Index Fund (a)	614,195	10,871,244
		23,669,572
Large-Cap 20.0%
Schwab Fundamental US Large Company Index Fund (a)	930,238	14,279,151
Schwab S&P 500 Index Fund (a)	936,989	32,860,212
		47,139,363
Small-Cap 10.1%
Schwab Fundamental US Small Company Index Fund (a)	502,176	7,145,962
Schwab Small-Cap Index Fund (a)	590,728	16,664,424
		23,810,386
		94,619,321

Fixed-Income Fund 55.0%
Intermediate-Term Bond 55.0%
Schwab Total Bond Market Fund (a)	13,793,778	129,523,577

Security	Number of Shares	Value ($)
Money Market Fund 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.75% (a)(b)	5,514,111	5,515,765
Total Other Investment Companies
(Cost $187,993,125)		229,658,663

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets

Time Deposits 2.3%
Australia & New Zealand Banking Group Ltd.
0.29%, 02/01/17 (c)	2,363,784	2,363,784
National Australia Bank
0.29%, 02/01/17 (c)	684,005	684,005
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	2,363,784	2,363,784
Total Short-Term Investments
(Cost $5,411,573)		5,411,573

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $200,211,029 and the unrealized appreciation and depreciation were $34,859,207 and ($0), respectively, with a net unrealized appreciation of $34,859,207.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$229,658,663	$—	$—	$229,658,663
Short-Term Investments[1]	—	5,411,573	—	5,411,573
Total	$229,658,663	$5,411,573	$—	$235,070,236
[1]	As categorized in Portfolio Holdings.
1

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
3

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (continued)

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended January 31, 2017:
Schwab MarketTrack All Equity Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Schwab Fundamental Emerging Markets Large Company Index Fund	3,607,099	215,041	(89,059)	3,733,081	$30,461,937	$25,827	$602,733
Schwab Fundamental International Large Company Index Fund	4,235,015	265,697	(121,360)	4,379,352	35,779,309	31,553	1,104,948
Schwab Fundamental International Small Company Index Fund	2,349,239	125,491	(25,232)	2,449,498	29,712,415	34,567	682,505
Schwab Fundamental US Large Company Index Fund	4,955,852	348,703	(115,805)	5,188,750	79,647,313	43,349	5,370,032
Schwab Fundamental US Small Company Index Fund	3,296,472	57,923	(244,688)	3,109,707	44,251,133	238,582	828,294
Schwab International Index Fund	4,367,482	272,494	—	4,639,976	82,127,572	—	2,456,558
Schwab S&P 500 Index Fund	5,196,744	130,432	(32,946)	5,294,230	185,668,652	498,098	4,533,815
Schwab Small-Cap Index Fund	3,669,723	142,964	(195,298)	3,617,389	102,046,537	1,628,869	4,057,310
Total					$589,694,868	$2,500,845	$19,636,195
Schwab MarketTrack Growth Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Schwab Fundamental Emerging Markets Large Company Index Fund	3,147,610	141,894	(186,162)	3,103,342	$25,323,268	$90,752	$520,844
Schwab Fundamental International Large Company Index Fund	3,553,251	256,614	(48,193)	3,761,672	30,732,863	15,422	923,510
Schwab Fundamental International Small Company Index Fund	1,983,160	133,699	—	2,116,859	25,677,503	—	589,821
Schwab Fundamental US Large Company Index Fund	5,622,155	392,207	(159,755)	5,854,607	89,868,225	165,559	6,039,991
Schwab Fundamental US Small Company Index Fund	3,341,405	58,486	(211,932)	3,187,959	45,364,660	192,304	836,348
Schwab International Index Fund	3,753,848	311,597	(26,933)	4,038,512	71,481,666	(3,501)	2,152,382
Schwab S&P 500 Index Fund	5,944,233	148,751	(110,987)	5,981,997	209,788,639	1,176,046	5,170,577
Schwab Small-Cap Index Fund	3,800,083	145,263	(237,507)	3,707,839	104,598,137	2,885,406	4,122,562
Schwab Total Bond Market Fund	11,044,481	647,495	(103,413)	11,588,563	108,816,604	(14,477)	606,654
Schwab Variable Share Price Money Fund, Ultra Shares	23,123,393	35,800	—	23,159,193	23,166,141	—	38,121
Total					$734,817,706	$4,507,511	$21,000,810
4

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (continued)

Schwab MarketTrack Balanced Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Schwab Fundamental Emerging Markets Large Company Index Fund	1,694,518	36,669	(40,332)	1,690,855	$13,797,380	$4,688	$275,748
Schwab Fundamental International Large Company Index Fund	1,971,662	63,403	(99,324)	1,935,741	15,815,003	(2,612)	499,619
Schwab Fundamental International Small Company Index Fund	1,090,979	26,898	—	1,117,877	13,559,847	—	311,475
Schwab Fundamental US Large Company Index Fund	3,063,991	241,169	(267,872)	3,037,288	46,622,367	174,424	3,207,089
Schwab Fundamental US Small Company Index Fund	1,831,742	42,602	(216,387)	1,657,957	23,592,734	211,463	440,577
Schwab International Index Fund	2,068,181	89,453	(85,719)	2,071,915	36,672,887	10,220	1,133,445
Schwab S&P 500 Index Fund	3,245,716	123,188	(291,109)	3,077,795	107,938,278	3,699,819	2,724,011
Schwab Small-Cap Index Fund	2,062,757	158,788	(322,096)	1,899,449	53,583,463	1,850,298	2,190,302
Schwab Total Bond Market Fund	18,701,725	462,740	—	19,164,465	179,954,329	—	995,435
Schwab Variable Share Price Money Fund, Ultra Shares	14,079,080	21,797	—	14,100,877	14,105,107	—	23,211
Total					$505,641,395	$5,948,300	$11,800,912
Schwab MarketTrack Conservative Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Schwab Fundamental Emerging Markets Large Company Index Fund	509,672	11,183	(48,530)	472,325	$3,854,174	$22,632	$84,096
Schwab Fundamental International Large Company Index Fund	593,139	19,074	(16,476)	595,737	4,867,169	(2,560)	150,302
Schwab Fundamental International Small Company Index Fund	336,405	8,294	(8,591)	336,108	4,076,985	750	96,044
Schwab Fundamental US Large Company Index Fund	940,789	62,047	(72,598)	930,238	14,279,151	67,554	955,530
Schwab Fundamental US Small Company Index Fund	577,750	9,439	(85,013)	502,176	7,145,962	50,689	134,980
Schwab International Index Fund	628,667	20,147	(34,619)	614,195	10,871,244	10,705	343,503
Schwab S&P 500 Index Fund	1,001,572	23,898	(88,481)	936,989	32,860,212	802,652	830,700
Schwab Small-Cap Index Fund	637,089	23,055	(69,416)	590,728	16,664,424	562,856	654,299
Schwab Total Bond Market Fund	13,621,970	280,870	(109,062)	13,793,778	129,523,577	(29,890)	712,632
Schwab Variable Share Price Money Fund, Ultra Shares	5,505,587	8,524	—	5,514,111	5,515,765	—	9,077
Total					$229,658,663	$1,485,388	$3,971,163
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG87630JAN17
5

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.2%	Other Investment Companies	53,891,095	58,016,383
2.5%	Short-Term Investments	1,465,525	1,465,525
100.7%	Total Investments	55,356,620	59,481,908
(0.7%)	Other Assets and Liabilities, Net		(440,914)
100.0%	Net Assets		59,040,994

Security	Number of Shares	Value ($)
Other Investment Companies 98.2% of net assets

Equity Funds 37.7%
Global Real Estate 1.9%
Schwab Global Real Estate Fund (a)	159,643	1,138,256
International 8.8%
Laudus International MarketMasters Fund, Select Shares (a)	143,093	3,105,118
Schwab International Core Equity Fund (a)	221,007	2,090,726
		5,195,844
Large-Cap 24.8%
Dodge & Cox Stock Fund	4,944	931,945
Laudus U.S. Large Cap Growth Fund *(a)	115,649	1,985,698
Schwab Core Equity Fund (a)	161,406	3,368,537
Schwab Dividend Equity Fund (a)	9,516	149,406
Schwab S&P 500 Index Fund (a)	207,771	7,286,536
TCW Relative Value Large Cap Fund, Class I	41,280	921,773
		14,643,895
Small-Cap 2.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	23,221	443,985
Schwab Small-Cap Equity Fund (a)	38,658	833,853
		1,277,838
		22,255,833

Fixed-Income Funds 56.3%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	338,906	3,748,302
Intermediate-Term Bond 39.5%
Metropolitan West Total Return Bond Fund, Class I	537,929	5,669,766
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	65,084	712,669
Schwab Total Bond Market Fund (a)	1,484,137	13,936,047
Wells Fargo Core Bond Fund, Institutional Class	238,430	3,028,058
		23,346,540
Security	Number of Shares	Value ($)
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund (a)	52,042	479,311
Short-Term Bond 9.7%
Schwab Short-Term Bond Market Fund (a)	616,707	5,704,544
		33,278,697

Money Market Fund 4.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.75% (a)(b)	2,481,109	2,481,853
Total Other Investment Companies
(Cost $53,891,095)		58,016,383
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.5% of net assets

Time Deposits 2.5%
Australia & New Zealand Banking Group Ltd.
0.29%, 02/01/17 (c)	594,496	594,496
National Australia Bank
0.29%, 02/01/17 (c)	276,533	276,533
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	594,496	594,496
Total Short-Term Investments
(Cost $1,465,525)		1,465,525

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $55,772,682 and the unrealized appreciation and depreciation were $4,368,061 and ($658,835), respectively, with a net unrealized appreciation of $3,709,226.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

1

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$58,016,383	$—	$—	$58,016,383
Short-Term Investments[1]	—	1,465,525	—	1,465,525
Total	$58,016,383	$1,465,525	$—	$59,481,908
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.1%	Other Investment Companies	89,187,248	96,595,145
1.6%	Short-Term Investments	1,511,885	1,511,885
99.7%	Total Investments	90,699,133	98,107,030
0.3%	Other Assets and Liabilities, Net		324,094
100.0%	Net Assets		98,431,124

Security	Number of Shares	Value ($)
Other Investment Companies 98.1% of net assets

Equity Funds 39.5%
Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	278,057	1,982,546
International 9.3%
Laudus International MarketMasters Fund, Select Shares (a)	254,124	5,514,491
Schwab International Core Equity Fund (a)	380,706	3,601,483
		9,115,974
Large-Cap 25.9%
Dodge & Cox Stock Fund	8,603	1,621,661
Laudus U.S. Large Cap Growth Fund *(a)	202,963	3,484,868
Schwab Core Equity Fund (a)	285,319	5,954,610
Schwab Dividend Equity Fund (a)	15,984	250,956
Schwab S&P 500 Index Fund (a)	360,152	12,630,536
TCW Relative Value Large Cap Fund, Class I	72,086	1,609,671
		25,552,302
Small-Cap 2.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	38,514	736,386
Schwab Small-Cap Equity Fund (a)	70,295	1,516,256
		2,252,642
		38,903,464

Fixed-Income Funds 54.3%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	544,753	6,024,969
Intermediate-Term Bond 38.1%
Metropolitan West Total Return Bond Fund, Class I	889,075	9,370,846
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	119,176	1,304,982
Schwab Total Bond Market Fund (a)	2,368,686	22,241,966
Wells Fargo Core Bond Fund, Institutional Class	361,978	4,597,126
		37,514,920
Security	Number of Shares	Value ($)
International Bond 0.7%
Laudus Mondrian International Government Fixed Income Fund (a)	77,288	711,824
Short-Term Bond 9.4%
Schwab Short-Term Bond Market Fund (a)	997,468	9,226,577
		53,478,290

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.75% (a)(b)	4,212,127	4,213,391
Total Other Investment Companies
(Cost $89,187,248)		96,595,145
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
National Australia Bank
0.29%, 02/01/17 (c)	528,105	528,105
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	983,780	983,780
Total Short-Term Investments
(Cost $1,511,885)		1,511,885

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $91,063,867 and the unrealized appreciation and depreciation were $7,944,573 and ($901,410), respectively, with a net unrealized appreciation of $7,043,163.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

1

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$96,595,145	$—	$—	$96,595,145
Short-Term Investments[1]	—	1,511,885	—	1,511,885
Total	$96,595,145	$1,511,885	$—	$98,107,030
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.1%	Other Investment Companies	464,198,899	516,240,378
2.6%	Short-Term Investments	13,741,223	13,741,223
99.7%	Total Investments	477,940,122	529,981,601
0.3%	Other Assets and Liabilities, Net		1,762,963
100.0%	Net Assets		531,744,564

Security	Number of Shares	Value ($)
Other Investment Companies 97.1% of net assets

Equity Funds 49.7%
Global Real Estate 2.5%
Schwab Global Real Estate Fund (a)	1,847,644	13,173,704
International 12.4%
Laudus International MarketMasters Fund, Select Shares (a)	1,809,644	39,269,285
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	190,425	1,365,347
Schwab International Core Equity Fund (a)	2,686,983	25,418,858
		66,053,490
Large-Cap 31.5%
Dodge & Cox Stock Fund	52,186	9,836,987
Laudus U.S. Large Cap Growth Fund *(a)	1,324,136	22,735,415
Schwab Core Equity Fund (a)	2,085,330	43,520,837
Schwab Dividend Equity Fund (a)	105,936	1,663,194
Schwab S&P 500 Index Fund (a)	2,249,431	78,887,539
TCW Relative Value Large Cap Fund, Class I	498,850	11,139,319
		167,783,291
Small-Cap 3.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	339,465	6,490,579
Schwab Small-Cap Equity Fund (a)	503,911	10,869,354
		17,359,933
		264,370,418

Fixed-Income Funds 45.3%
Inflation-Protected Bond 3.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,678,715	18,566,591
Intermediate-Term Bond 33.9%
Metropolitan West Total Return Bond Fund, Class I	4,657,559	49,090,670
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,185,333	12,979,397
Schwab Intermediate-Term Bond Fund (a)	399,800	4,001,997
Schwab Total Bond Market Fund (a)	10,073,809	94,593,066
Wells Fargo Core Bond Fund, Institutional Class	1,553,734	19,732,420
		180,397,550
Security	Number of Shares	Value ($)
International Bond 1.3%
Laudus Mondrian International Government Fixed Income Fund (a)	717,722	6,610,219
Short-Term Bond 6.6%
Schwab Short-Term Bond Market Fund (a)	3,809,602	35,238,819
		240,813,179

Money Market Fund 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.75% (a)(b)	11,053,465	11,056,781
Total Other Investment Companies
(Cost $464,198,899)		516,240,378
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.6% of net assets

Time Deposits 2.6%
Bank of Tokyo-Mitsubishi UFJ
0.29%, 02/01/17 (c)	3,111,749	3,111,749
National Australia Bank
0.29%, 02/01/17 (c)	5,314,737	5,314,737
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	5,314,737	5,314,737
Total Short-Term Investments
(Cost $13,741,223)		13,741,223

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $479,444,518 and the unrealized appreciation and depreciation were $55,827,738 and ($5,290,655), respectively, with a net unrealized appreciation of $50,537,083.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

1

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$516,240,378	$—	$—	$516,240,378
Short-Term Investments[1]	—	13,741,223	—	13,741,223
Total	$516,240,378	$13,741,223	$—	$529,981,601
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.6%	Other Investment Companies	412,190,732	445,141,280
2.2%	Short-Term Investments	9,946,835	9,946,835
99.8%	Total Investments	422,137,567	455,088,115
0.2%	Other Assets and Liabilities, Net		1,000,885
100.0%	Net Assets		456,089,000

Security	Number of Shares	Value ($)
Other Investment Companies 97.6% of net assets

Equity Funds 61.8%
Global Real Estate 3.1%
Schwab Global Real Estate Fund (a)	1,971,163	14,054,389
International 15.9%
Laudus International MarketMasters Fund, Select Shares (a)	1,927,106	41,818,205
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	498,196	3,572,068
Schwab International Core Equity Fund (a)	2,879,372	27,238,861
		72,629,134
Large-Cap 38.5%
Dodge & Cox Stock Fund	49,111	9,257,456
Laudus U.S. Large Cap Growth Fund *(a)	1,480,901	25,427,067
Schwab Core Equity Fund (a)	2,304,544	48,095,833
Schwab Dividend Equity Fund (a)	221,032	3,470,202
Schwab S&P 500 Index Fund (a)	2,187,741	76,724,075
TCW Relative Value Large Cap Fund, Class I	562,202	12,553,980
		175,528,613
Small-Cap 4.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	375,430	7,178,228
Schwab Small-Cap Equity Fund (a)	573,385	12,367,905
		19,546,133
		281,758,269

Fixed-Income Funds 34.5%
Inflation-Protected Bond 1.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	449,608	4,972,669
Intermediate-Term Bond 28.2%
Metropolitan West Total Return Bond Fund, Class I	3,590,845	37,847,504
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,276,667	13,979,504
Schwab Intermediate-Term Bond Fund (a)	536,028	5,365,643
Schwab Total Bond Market Fund (a)	6,444,748	60,516,185
Wells Fargo Core Bond Fund, Institutional Class	855,582	10,865,892
		128,574,728
Security	Number of Shares	Value ($)
International Bond 1.3%
Laudus Mondrian International Government Fixed Income Fund (a)	627,519	5,779,447
Short-Term Bond 3.9%
Schwab Short-Term Bond Market Fund (a)	1,949,069	18,028,890
		157,355,734

Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.75% (a)(b)	6,025,470	6,027,277
Total Other Investment Companies
(Cost $412,190,732)		445,141,280
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Bank of Tokyo-Mitsubishi UFJ
0.29%, 02/01/17 (c)	826,501	826,501
National Australia Bank
0.29%, 02/01/17 (c)	4,560,167	4,560,167
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	4,560,167	4,560,167
Total Short-Term Investments
(Cost $9,946,835)		9,946,835

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $423,571,416 and the unrealized appreciation and depreciation were $36,545,281 and ($5,028,582), respectively, with a net unrealized appreciation of $31,516,699.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

1

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$445,141,280	$—	$—	$445,141,280
Short-Term Investments[1]	—	9,946,835	—	9,946,835
Total	$445,141,280	$9,946,835	$—	$455,088,115
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.7%	Other Investment Companies	711,367,231	825,483,496
2.1%	Short-Term Investments	17,841,940	17,841,940
99.8%	Total Investments	729,209,171	843,325,436
0.2%	Other Assets and Liabilities, Net		2,040,653
100.0%	Net Assets		845,366,089

Security	Number of Shares	Value ($)
Other Investment Companies 97.7% of net assets

Equity Funds 70.6%
Global Real Estate 3.5%
Schwab Global Real Estate Fund (a)	4,176,986	29,781,911
International 18.7%
Laudus International MarketMasters Fund, Select Shares (a)	4,089,441	88,740,866
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,542,701	11,061,168
Schwab International Core Equity Fund (a)	6,121,099	57,905,595
		157,707,629
Large-Cap 43.1%
Dodge & Cox Stock Fund	94,229	17,762,244
Laudus U.S. Large Cap Growth Fund *(a)	3,371,262	57,884,563
Schwab Core Equity Fund (a)	4,798,178	100,137,971
Schwab Dividend Equity Fund (a)	779,482	12,237,872
Schwab S&P 500 Index Fund (a)	4,242,843	148,796,504
TCW Relative Value Large Cap Fund, Class I	1,234,111	27,557,689
		364,376,843
Small-Cap 5.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	850,521	16,261,967
Schwab Small-Cap Equity Fund (a)	1,337,259	28,844,667
		45,106,634
		596,973,017

Fixed-Income Funds 26.4%
Intermediate-Term Bond 22.8%
Metropolitan West Total Return Bond Fund, Class I	5,497,610	57,944,808
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,702,456	29,591,895
Schwab Intermediate-Term Bond Fund (a)	1,097,530	10,986,277
Schwab Total Bond Market Fund (a)	8,780,039	82,444,562
Wells Fargo Core Bond Fund, Institutional Class	920,036	11,684,463
		192,652,005
Security	Number of Shares	Value ($)
International Bond 1.2%
Laudus Mondrian International Government Fixed Income Fund (a)	1,080,882	9,954,921
Short-Term Bond 2.4%
Schwab Short-Term Bond Market Fund (a)	2,148,787	19,876,276
		222,483,202

Money Market Fund 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.75% (a)(b)	6,025,470	6,027,277
Total Other Investment Companies
(Cost $711,367,231)		825,483,496
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
BNP Paribas
0.29%, 02/01/17 (c)	957,058	957,058
ING Bank
0.29%, 02/01/17 (c)	8,442,441	8,442,441
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	8,442,441	8,442,441
Total Short-Term Investments
(Cost $17,841,940)		17,841,940

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $733,500,834 and the unrealized appreciation and depreciation were $119,459,278 and ($9,634,676), respectively, with a net unrealized appreciation of $109,824,602.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

1

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$825,483,496	$—	$—	$825,483,496
Short-Term Investments[1]	—	17,841,940	—	17,841,940
Total	$825,483,496	$17,841,940	$—	$843,325,436
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	337,752,868	370,866,406
1.9%	Short-Term Investments	7,299,691	7,299,691
99.7%	Total Investments	345,052,559	378,166,097
0.3%	Other Assets and Liabilities, Net		1,030,012
100.0%	Net Assets		379,196,109

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets

Equity Funds 77.9%
Global Real Estate 3.9%
Schwab Global Real Estate Fund (a)	2,054,931	14,651,660
International 21.0%
Laudus International MarketMasters Fund, Select Shares (a)	2,027,509	43,996,940
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	975,745	6,996,093
Schwab International Core Equity Fund (a)	3,043,221	28,788,874
		79,781,907
Large-Cap 46.6%
Dodge & Cox Stock Fund	42,771	8,062,349
Laudus U.S. Large Cap Growth Fund *(a)	1,759,862	30,216,828
Schwab Core Equity Fund (a)	2,338,873	48,812,284
Schwab Dividend Equity Fund (a)	507,102	7,961,498
Schwab S&P 500 Index Fund (a)	1,933,536	67,809,103
TCW Relative Value Large Cap Fund, Class I	628,012	14,023,518
		176,885,580
Small-Cap 6.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	461,640	8,826,556
Schwab Small-Cap Equity Fund (a)	715,028	15,423,143
		24,249,699
		295,568,846

Fixed-Income Funds 19.5%
Intermediate-Term Bond 17.2%
Metropolitan West Total Return Bond Fund, Class I	1,824,632	19,231,622
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,122,371	12,289,960
Schwab Intermediate-Term Bond Fund (a)	450,553	4,510,036
Schwab Total Bond Market Fund (a)	2,779,874	26,103,012
Wells Fargo Core Bond Fund, Institutional Class	229,427	2,913,729
		65,048,359
Security	Number of Shares	Value ($)
International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund (a)	409,383	3,770,415
Short-Term Bond 1.3%
Schwab Short-Term Bond Market Fund (a)	537,510	4,971,967
		73,790,741

Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.75% (a)(b)	1,506,367	1,506,819
Total Other Investment Companies
(Cost $337,752,868)		370,866,406
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
Australia & New Zealand Banking Group Ltd.
0.29%, 02/01/17 (c)	3,508,067	3,508,067
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	3,791,624	3,791,624
Total Short-Term Investments
(Cost $7,299,691)		7,299,691

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $346,172,471 and the unrealized appreciation and depreciation were $35,815,302 and ($3,821,676), respectively, with a net unrealized appreciation of $31,993,626.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

1

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$370,866,406	$—	$—	$370,866,406
Short-Term Investments[1]	—	7,299,691	—	7,299,691
Total	$370,866,406	$7,299,691	$—	$378,166,097
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.7%	Other Investment Companies	727,078,560	858,306,946
1.9%	Short-Term Investments	17,082,400	17,082,400
99.6%	Total Investments	744,160,960	875,389,346
0.4%	Other Assets and Liabilities, Net		3,369,580
100.0%	Net Assets		878,758,926

Security	Number of Shares	Value ($)
Other Investment Companies 97.7% of net assets

Equity Funds 84.8%
Global Real Estate 4.2%
Schwab Global Real Estate Fund (a)	5,223,545	37,243,873
International 23.4%
Laudus International MarketMasters Fund, Select Shares (a)	5,119,878	111,101,363
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,990,467	21,441,651
Schwab International Core Equity Fund (a)	7,692,542	72,771,446
		205,314,460
Large-Cap 49.7%
Dodge & Cox Stock Fund	98,191	18,509,095
Laudus U.S. Large Cap Growth Fund *(a)	4,604,835	79,065,018
Schwab Core Equity Fund (a)	5,752,676	120,058,351
Schwab Dividend Equity Fund (a)	1,543,228	24,228,673
Schwab S&P 500 Index Fund (a)	4,523,480	158,638,456
TCW Relative Value Large Cap Fund, Class I	1,605,702	35,855,332
		436,354,925
Small-Cap 7.5%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,261,703	24,123,759
Schwab Small-Cap Equity Fund (a)	1,943,852	41,928,884
		66,052,643
		744,965,901

Fixed-Income Funds 12.8%
Intermediate-Term Bond 11.6%
Metropolitan West Total Return Bond Fund, Class I	2,800,202	29,514,132
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,127,265	23,293,548
Schwab Intermediate-Term Bond Fund (a)	907,112	9,080,193
Schwab Total Bond Market Fund (a)	3,817,846	35,849,579
Wells Fargo Core Bond Fund, Institutional Class	351,052	4,458,360
		102,195,812
Security	Number of Shares	Value ($)
International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund (a)	537,701	4,952,227
Short-Term Bond 0.6%
Schwab Short-Term Bond Market Fund (a)	560,915	5,188,460
		112,336,499

Money Market Fund 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.75% (a)(b)	1,004,245	1,004,546
Total Other Investment Companies
(Cost $727,078,560)		858,306,946
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
Bank of Tokyo-Mitsubishi UFJ
0.29%, 02/01/17 (c)	8,311,422	8,311,422
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (c)	8,770,978	8,770,978
Total Short-Term Investments
(Cost $17,082,400)		17,082,400

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $748,676,879 and the unrealized appreciation and depreciation were $135,414,262 and ($8,701,795), respectively, with a net unrealized appreciation of $126,712,467.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

1

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$858,306,946	$—	$—	$858,306,946
Short-Term Investments[1]	—	17,082,400	—	17,082,400
Total	$858,306,946	$17,082,400	$—	$875,389,346
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.6%	Other Investment Companies	87,826,892	89,830,039
2.2%	Short-Term Investments	2,023,296	2,023,296
99.8%	Total Investments	89,850,188	91,853,335
0.2%	Other Assets and Liabilities, Net		149,106
100.0%	Net Assets		92,002,441

Security	Number of Shares	Value ($)
Other Investment Companies 97.6% of net assets

Equity Funds 88.9%
Global Real Estate 4.3%
Schwab Global Real Estate Fund (a)	561,134	4,000,888
International 25.0%
Laudus International MarketMasters Fund, Select Shares (a)	562,828	12,213,360
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	367,459	2,634,682
Schwab International Core Equity Fund (a)	859,640	8,132,193
		22,980,235
Large-Cap 51.3%
Dodge & Cox Stock Fund	9,993	1,883,772
Laudus U.S. Large Cap Growth Fund *(a)	512,330	8,796,703
Schwab Core Equity Fund (a)	620,457	12,948,941
Schwab Dividend Equity Fund (a)	186,536	2,928,609
Schwab S&P 500 Index Fund (a)	471,500	16,535,489
TCW Relative Value Large Cap Fund, Class I	182,664	4,078,886
		47,172,400
Small-Cap 8.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	146,352	2,798,246
Schwab Small-Cap Equity Fund (a)	225,093	4,855,263
		7,653,509
		81,807,032

Fixed-Income Funds 8.7%
Intermediate-Term Bond 8.0%
Metropolitan West Total Return Bond Fund, Class I	197,703	2,083,789
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	156,395	1,712,521
Schwab Intermediate-Term Bond Fund (a)	73,229	733,023
Schwab Total Bond Market Fund (a)	274,918	2,581,481
Wells Fargo Core Bond Fund, Institutional Class	20,023	254,297
		7,365,111
Security	Number of Shares	Value ($)
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund (a)	51,469	474,033
Short-Term Bond 0.2%
Schwab Short-Term Bond Market Fund (a)	19,877	183,863
		8,023,007
Total Other Investment Companies
(Cost $87,826,892)		89,830,039
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Bank of Tokyo-Mitsubishi UFJ
0.29%, 02/01/17 (b)	185,752	185,752
National Australia Bank
0.29%, 02/01/17 (b)	918,772	918,772
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (b)	918,772	918,772
Total Short-Term Investments
(Cost $2,023,296)		2,023,296

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $90,230,922 and the unrealized appreciation and depreciation were $2,995,498 and ($1,373,085), respectively, with a net unrealized appreciation of $1,622,413.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

1

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$89,830,039	$—	$—	$89,830,039
Short-Term Investments[1]	—	2,023,296	—	2,023,296
Total	$89,830,039	$2,023,296	$—	$91,853,335
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.7%	Other Investment Companies	71,960,159	73,847,967
2.3%	Short-Term Investments	1,757,485	1,757,485
100.0%	Total Investments	73,717,644	75,605,452
0.0%	Other Assets and Liabilities, Net		22,562
100.0%	Net Assets		75,628,014

Security	Number of Shares	Value ($)
Other Investment Companies 97.7% of net assets

Equity Funds 91.6%
Global Real Estate 4.6%
Schwab Global Real Estate Fund (a)	482,020	3,436,805
International 25.8%
Laudus International MarketMasters Fund, Select Shares (a)	473,978	10,285,332
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	333,405	2,390,511
Schwab International Core Equity Fund (a)	718,342	6,795,514
		19,471,357
Large-Cap 52.5%
Dodge & Cox Stock Fund	8,623	1,625,381
Laudus U.S. Large Cap Growth Fund *(a)	442,213	7,592,797
Schwab Core Equity Fund (a)	521,271	10,878,927
Schwab Dividend Equity Fund (a)	167,540	2,630,379
Schwab S&P 500 Index Fund (a)	384,496	13,484,281
TCW Relative Value Large Cap Fund, Class I	156,544	3,495,636
		39,707,401
Small-Cap 8.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	121,924	2,331,186
Schwab Small-Cap Equity Fund (a)	198,307	4,277,486
		6,608,672
		69,224,235

Fixed-Income Funds 6.1%
Intermediate-Term Bond 5.5%
Metropolitan West Total Return Bond Fund, Class I	109,456	1,153,665
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	96,520	1,056,894
Schwab Intermediate-Term Bond Fund (a)	46,695	467,417
Schwab Total Bond Market Fund (a)	145,618	1,367,352
Wells Fargo Core Bond Fund, Institutional Class	9,415	119,570
		4,164,898
Security	Number of Shares	Value ($)
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund (a)	41,974	386,583
Short-Term Bond 0.1%
Schwab Short-Term Bond Market Fund (a)	7,811	72,251
		4,623,732
Total Other Investment Companies
(Cost $71,960,159)		73,847,967
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets

Time Deposits 2.3%
Bank of Tokyo-Mitsubishi UFJ
0.29%, 02/01/17 (b)	246,849	246,849
National Australia Bank
0.29%, 02/01/17 (b)	755,318	755,318
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (b)	755,318	755,318
Total Short-Term Investments
(Cost $1,757,485)		1,757,485

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $74,014,630 and the unrealized appreciation and depreciation were $2,584,868 and ($994,046), respectively, with a net unrealized appreciation of $1,590,822.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

1

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$73,847,967	$—	$—	$73,847,967
Short-Term Investments[1]	—	1,757,485	—	1,757,485
Total	$73,847,967	$1,757,485	$—	$75,605,452
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	40,874,852	42,014,990
1.9%	Short-Term Investments	784,415	784,415
99.9%	Total Investments	41,659,267	42,799,405
0.1%	Other Assets and Liabilities, Net		63,838
100.0%	Net Assets		42,863,243

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets

Equity Funds 94.2%
Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	282,102	2,011,389
International 26.9%
Laudus International MarketMasters Fund, Select Shares (a)	278,532	6,044,139
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	202,857	1,454,483
Schwab International Core Equity Fund (a)	423,621	4,007,457
		11,506,079
Large-Cap 53.3%
Dodge & Cox Stock Fund	4,579	863,117
Laudus U.S. Large Cap Growth Fund *(a)	260,338	4,470,009
Schwab Core Equity Fund (a)	300,949	6,280,806
Schwab Dividend Equity Fund (a)	102,209	1,604,678
Schwab S&P 500 Index Fund (a)	218,224	7,653,113
TCW Relative Value Large Cap Fund, Class I	88,913	1,985,436
		22,857,159
Small-Cap 9.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	73,687	1,408,897
Schwab Small-Cap Equity Fund (a)	120,044	2,589,349
		3,998,246
		40,372,873

Fixed-Income Funds 3.8%
Intermediate-Term Bond 3.5%
Metropolitan West Total Return Bond Fund, Class I	42,361	446,488
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	36,123	395,546
Schwab Intermediate-Term Bond Fund (a)	17,466	174,837
Schwab Total Bond Market Fund (a)	49,609	465,828
Wells Fargo Core Bond Fund, Institutional Class	2,789	35,425
		1,518,124
Security	Number of Shares	Value ($)
International Bond 0.3%
Laudus Mondrian International Government Fixed Income Fund (a)	12,704	117,006
Short-Term Bond 0.0%
Schwab Short-Term Bond Market Fund (a)	755	6,987
		1,642,117
Total Other Investment Companies
(Cost $40,874,852)		42,014,990
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
Australia & New Zealand Banking Group Ltd.
0.29%, 02/01/17 (b)	356,714	356,714
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (b)	427,701	427,701
Total Short-Term Investments
(Cost $784,415)		784,415

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $41,799,069 and the unrealized appreciation and depreciation were $1,508,909 and ($508,573), respectively, with a net unrealized appreciation of $1,000,336.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

1

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$42,014,990	$—	$—	$42,014,990
Short-Term Investments[1]	—	784,415	—	784,415
Total	$42,014,990	$784,415	$—	$42,799,405
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	1,463,402	1,500,402
2.3%	Short-Term Investments	35,259	35,259
100.3%	Total Investments	1,498,661	1,535,661
(0.3%)	Other Assets and Liabilities, Net		(4,781)
100.0%	Net Assets		1,530,880

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets

Equity Funds 95.2%
Global Real Estate 4.6%
Schwab Global Real Estate Fund (a)	9,901	70,593
International 27.2%
Laudus International MarketMasters Fund, Select Shares (a)	10,032	217,685
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	7,337	52,604
Schwab International Core Equity Fund (a)	15,551	147,117
		417,406
Large-Cap 54.0%
Dodge & Cox Stock Fund	389	73,243
Laudus U.S. Large Cap Growth Fund *(a)	8,917	153,101
Schwab Core Equity Fund (a)	10,251	213,948
Schwab Dividend Equity Fund (a)	3,990	62,649
Schwab S&P 500 Index Fund (a)	7,554	264,936
TCW Relative Value Large Cap Fund, Class I	2,611	58,305
		826,182
Small-Cap 9.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	2,554	48,832
Schwab Small-Cap Equity Fund (a)	4,397	94,833
		143,665
		1,457,846

Fixed-Income Funds 2.8%
Intermediate-Term Bond 2.6%
Metropolitan West Total Return Bond Fund, Class I	1,011	10,652
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	932	10,205
Schwab Intermediate-Term Bond Fund (a)	559	5,595
Schwab Total Bond Market Fund (a)	1,348	12,657
		39,109
Security	Number of Shares	Value ($)
International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund (a)	374	3,447
		42,556
Total Other Investment Companies
(Cost $1,463,402)		1,500,402
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets

Time Deposits 2.3%
Australia & New Zealand Banking Group Ltd.
0.29%, 02/01/17 (b)	14,768	14,768
Brown Brothers Harriman
0.29%, 02/01/17 (b)	5,723	5,723
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (b)	14,768	14,768
Total Short-Term Investments
(Cost $35,259)		35,259

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $1,498,661 and the unrealized appreciation and depreciation were $39,563 and ($2,563), respectively, with a net unrealized appreciation of $37,000.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

1

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$1,500,402	$—	$—	$1,500,402
Short-Term Investments[1]	—	35,259	—	35,259
Total	$1,500,402	$35,259	$—	$1,535,661
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
2

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
3

Schwab Target Funds
Notes to Portfolio Holdings (continued)

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended January 31, 2017:
Schwab Target 2010 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	145,572	1,273	(3,752)	143,093	$3,105,118	$28,512	$26,247
Laudus Mondrian International Government Fixed Income Fund	35,650	16,392	—	52,042	479,311	—	3,282
Laudus Small-Cap MarketMasters Fund, Select Shares	28,044	285	(5,108)	23,221	443,985	57,099	5,427
Laudus U.S. Large Cap Growth Fund	218,108	3,555	(106,014)	115,649	1,985,698	852,532	59,151
Schwab Core Equity Fund	206,034	3,299	(47,927)	161,406	3,368,537	368,995	68,347
Schwab Dividend Equity Fund	125,632	491	(116,607)	9,516	149,406	158,331	7,765
Schwab Global Real Estate Fund	161,504	3,845	(5,706)	159,643	1,138,256	5,792	26,261
Schwab International Core Equity Fund	226,044	5,681	(10,718)	221,007	2,090,726	5,193	51,357
Schwab S&P 500 Index Fund	100,633	107,138	—	207,771	7,286,536	—	88,356
Schwab Short-Term Bond Market Fund	618,557	18,167	(20,017)	616,707	5,704,544	5,965	17,515
Schwab Small-Cap Equity Fund	41,665	171	(3,178)	38,658	833,853	24,020	3,737
Schwab Total Bond Market Fund	1,451,313	55,128	(22,304)	1,484,137	13,936,047	6,955	77,778
Schwab Treasury Inflation Protected Securities Index Fund	336,959	6,468	(4,521)	338,906	3,748,302	1,078	40,691
Schwab Variable Share Price Money Fund, Ultra Shares	2,477,273	3,836	—	2,481,109	2,481,853	—	4,084
Total					$46,752,172	$1,514,472	$479,998
Schwab Target 2015 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	265,900	2,325	(14,101)	254,124	$5,514,491	($40,965)	$47,942
Laudus Mondrian International Government Fixed Income Fund	76,743	545	—	77,288	711,824	—	4,873
Laudus Small-Cap MarketMasters Fund, Select Shares	48,557	472	(10,515)	38,514	736,386	43,768	9,001
Laudus U.S. Large Cap Growth Fund	404,597	6,402	(208,036)	202,963	3,484,868	453,241	106,530
Schwab Core Equity Fund	377,300	5,922	(97,903)	285,319	5,954,610	(247,784)	122,708
Schwab Dividend Equity Fund	235,802	892	(220,710)	15,984	250,956	81,068	14,113
Schwab Global Real Estate Fund	310,396	6,730	(39,069)	278,057	1,982,546	(7,492)	45,966
Schwab International Core Equity Fund	412,225	10,360	(41,879)	380,706	3,601,483	(34,143)	93,658
Schwab S&P 500 Index Fund	184,941	189,646	(14,435)	360,152	12,630,536	76,980	157,213
Schwab Short-Term Bond Market Fund	1,041,828	3,161	(47,521)	997,468	9,226,577	(3,330)	28,280
Schwab Small-Cap Equity Fund	79,817	295	(9,817)	70,295	1,516,256	(18,558)	6,443
Schwab Total Bond Market Fund	2,439,734	13,903	(84,951)	2,368,686	22,241,966	(24,047)	126,123
Schwab Treasury Inflation Protected Securities Index Fund	568,411	6,305	(29,963)	544,753	6,024,969	(30,454)	68,096
Schwab Variable Share Price Money Fund, Ultra Shares	4,205,616	6,511	—	4,212,127	4,213,391	—	6,933
Total					$78,090,859	$248,284	$837,879
4

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2020 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	1,886,513	16,495	(93,364)	1,809,644	$39,269,285	($236,708)	$340,138
Laudus Mondrian Emerging Markets Fund, Institutional Shares	147,572	132,392	(89,539)	190,425	1,365,347	(159,381)	49,995
Laudus Mondrian International Government Fixed Income Fund	599,739	117,983	—	717,722	6,610,219	—	45,254
Laudus Small-Cap MarketMasters Fund, Select Shares	369,722	4,160	(34,417)	339,465	6,490,579	37,657	79,333
Laudus U.S. Large Cap Growth Fund	2,627,246	42,242	(1,345,352)	1,324,136	22,735,415	2,142,545	702,909
Schwab Core Equity Fund	2,454,798	38,313	(407,781)	2,085,330	43,520,837	(972,301)	793,836
Schwab Dividend Equity Fund	1,514,872	6,287	(1,415,223)	105,936	1,663,194	376,631	99,527
Schwab Global Real Estate Fund	1,997,312	46,557	(196,225)	1,847,644	13,173,704	(99,681)	317,988
Schwab Intermediate-Term Bond Fund	394,902	4,898	—	399,800	4,001,997	—	48,454
Schwab International Core Equity Fund	2,933,654	73,731	(320,402)	2,686,983	25,418,858	(198,649)	666,526
Schwab S&P 500 Index Fund	1,186,329	1,244,739	(181,637)	2,249,431	78,887,539	30,878	1,041,597
Schwab Short-Term Bond Market Fund	3,448,197	389,544	(28,139)	3,809,602	35,238,819	(3,570)	96,092
Schwab Small-Cap Equity Fund	570,876	2,100	(69,065)	503,911	10,869,354	(194,086)	45,923
Schwab Total Bond Market Fund	10,005,022	172,522	(103,735)	10,073,809	94,593,066	(13,685)	523,080
Schwab Treasury Inflation Protected Securities Index Fund	1,320,382	358,333	—	1,678,715	18,566,591	—	164,226
Schwab Variable Share Price Money Fund, Ultra Shares	11,036,379	17,086	—	11,053,465	11,056,781	—	18,195
Total					$413,461,585	$709,650	$5,033,073
5

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2025 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	1,937,469	45,720	(56,083)	1,927,106	$41,818,205	($150,278)	$354,470
Laudus Mondrian Emerging Markets Fund, Institutional Shares	478,075	101,711	(81,590)	498,196	3,572,068	(199,437)	103,536
Laudus Mondrian International Government Fixed Income Fund	513,430	114,089	—	627,519	5,779,447	—	39,566
Laudus Small-Cap MarketMasters Fund, Select Shares	391,494	4,857	(20,921)	375,430	7,178,228	8,251	92,627
Laudus U.S. Large Cap Growth Fund	2,588,103	42,181	(1,149,383)	1,480,901	25,427,067	(351,837)	701,894
Schwab Core Equity Fund	2,433,088	38,300	(166,844)	2,304,544	48,095,833	(666,377)	793,567
Schwab Dividend Equity Fund	1,497,790	6,417	(1,283,175)	221,032	3,470,202	(488,041)	101,582
Schwab Global Real Estate Fund	1,979,164	47,117	(55,118)	1,971,163	14,054,389	(14,083)	321,812
Schwab Intermediate-Term Bond Fund	529,461	6,567	—	536,028	5,365,643	—	64,964
Schwab International Core Equity Fund	2,967,167	74,573	(162,368)	2,879,372	27,238,861	(100,726)	674,140
Schwab S&P 500 Index Fund	1,185,018	1,071,887	(69,164)	2,187,741	76,724,075	29,581	1,029,791
Schwab Short-Term Bond Market Fund	1,719,256	229,813	—	1,949,069	18,028,890	—	48,185
Schwab Small-Cap Equity Fund	645,885	2,494	(74,994)	573,385	12,367,905	(278,207)	54,536
Schwab Total Bond Market Fund	6,258,996	185,752	—	6,444,748	60,516,185	—	331,724
Schwab Treasury Inflation Protected Securities Index Fund	320,824	128,784	—	449,608	4,972,669	—	38,435
Schwab Variable Share Price Money Fund, Ultra Shares	6,016,155	9,315	—	6,025,470	6,027,277	—	9,918
Total					$360,636,944	($2,211,154)	$4,760,747
Schwab Target 2030 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	4,071,975	100,968	(83,502)	4,089,441	$88,740,866	($223,284)	$745,860
Laudus Mondrian Emerging Markets Fund, Institutional Shares	1,471,129	241,865	(170,293)	1,542,701	11,061,168	(416,725)	305,901
Laudus Mondrian International Government Fixed Income Fund	819,346	261,536	—	1,080,882	9,954,921	—	63,818
Laudus Small-Cap MarketMasters Fund, Select Shares	911,800	10,743	(72,022)	850,521	16,261,967	55,150	204,879
Laudus U.S. Large Cap Growth Fund	5,350,156	87,197	(2,066,091)	3,371,262	57,884,563	1,792,589	1,450,962
Schwab Core Equity Fund	4,983,750	78,698	(264,270)	4,798,178	100,137,971	(840,517)	1,630,627
Schwab Dividend Equity Fund	3,059,015	13,188	(2,292,721)	779,482	12,237,872	309,371	208,762
Schwab Global Real Estate Fund	4,195,068	99,871	(117,953)	4,176,986	29,781,911	(83,290)	682,118
Schwab Intermediate-Term Bond Fund	1,084,084	13,446	—	1,097,530	10,986,277	—	133,016
Schwab International Core Equity Fund	6,163,321	238,539	(280,761)	6,121,099	57,905,595	(174,072)	1,418,843
Schwab S&P 500 Index Fund	2,434,925	1,897,885	(89,967)	4,242,843	148,796,504	68,477	2,108,944
Schwab Short-Term Bond Market Fund	1,808,325	340,462	—	2,148,787	19,876,276	—	51,951
Schwab Small-Cap Equity Fund	1,496,022	5,638	(164,401)	1,337,259	28,844,667	(318,136)	123,293
Schwab Total Bond Market Fund	8,413,016	367,023	—	8,780,039	82,444,562	—	449,342
Schwab Variable Share Price Money Fund, Ultra Shares	6,016,155	9,315	—	6,025,470	6,027,277	—	9,918
Total					$680,942,397	$169,563	$9,588,234
6

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2035 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	1,972,928	80,663	(26,082)	2,027,509	$43,996,940	($72,419)	$367,053
Laudus Mondrian Emerging Markets Fund, Institutional Shares	916,890	136,680	(77,825)	975,745	6,996,093	(199,378)	188,143
Laudus Mondrian International Government Fixed Income Fund	267,860	141,523	—	409,383	3,770,415	—	23,704
Laudus Small-Cap MarketMasters Fund, Select Shares	481,347	5,657	(25,364)	461,640	8,826,556	(20,035)	107,885
Laudus U.S. Large Cap Growth Fund	2,555,620	41,652	(837,410)	1,759,862	30,216,828	(540,253)	693,084
Schwab Core Equity Fund	2,370,394	37,878	(69,399)	2,338,873	48,812,284	(303,810)	784,836
Schwab Dividend Equity Fund	1,463,222	6,347	(962,467)	507,102	7,961,498	(963,267)	100,473
Schwab Global Real Estate Fund	2,007,148	47,783	—	2,054,931	14,651,660	—	326,362
Schwab Intermediate-Term Bond Fund	445,033	5,520	—	450,553	4,510,036	—	54,605
Schwab International Core Equity Fund	3,013,564	137,902	(108,245)	3,043,221	28,788,874	(68,466)	698,459
Schwab S&P 500 Index Fund	1,160,179	804,321	(30,964)	1,933,536	67,809,103	13,383	1,013,056
Schwab Short-Term Bond Market Fund	436,073	101,437	—	537,510	4,971,967	—	12,666
Schwab Small-Cap Equity Fund	772,287	2,979	(60,238)	715,028	15,423,143	(216,830)	65,160
Schwab Total Bond Market Fund	2,584,207	195,667	—	2,779,874	26,103,012	—	140,066
Schwab Variable Share Price Money Fund, Ultra Shares	1,504,039	2,328	—	1,506,367	1,506,819	—	2,480
Total					$314,345,228	($2,371,075)	$4,578,032
Schwab Target 2040 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	5,015,124	193,602	(88,848)	5,119,878	$111,101,363	($250,088)	$930,993
Laudus Mondrian Emerging Markets Fund, Institutional Shares	2,844,569	351,198	(205,300)	2,990,467	21,441,651	(510,263)	570,689
Laudus Mondrian International Government Fixed Income Fund	371,078	166,623	—	537,701	4,952,227	—	28,734
Laudus Small-Cap MarketMasters Fund, Select Shares	1,311,540	15,462	(65,299)	1,261,703	24,123,759	(6,283)	294,861
Laudus U.S. Large Cap Growth Fund	6,340,489	103,338	(1,838,992)	4,604,835	79,065,018	494,267	1,719,541
Schwab Core Equity Fund	5,897,454	93,818	(238,596)	5,752,676	120,058,351	(792,765)	1,943,912
Schwab Dividend Equity Fund	3,605,589	15,719	(2,078,080)	1,543,228	24,228,673	(1,340,879)	248,825
Schwab Global Real Estate Fund	5,214,413	124,138	(115,006)	5,223,545	37,243,873	(73,798)	847,864
Schwab Intermediate-Term Bond Fund	895,999	11,113	—	907,112	9,080,193	—	109,938
Schwab International Core Equity Fund	7,577,005	419,871	(304,334)	7,692,542	72,771,446	(188,687)	1,772,346
Schwab S&P 500 Index Fund	2,877,175	1,670,287	(23,982)	4,523,480	158,638,456	45,237	2,505,104
Schwab Short-Term Bond Market Fund	398,188	162,727	—	560,915	5,188,460	—	12,281
Schwab Small-Cap Equity Fund	2,164,424	8,170	(228,742)	1,943,852	41,928,884	(637,124)	178,677
Schwab Total Bond Market Fund	3,699,235	118,611	—	3,817,846	35,849,579	—	196,262
Schwab Variable Share Price Money Fund, Ultra Shares	1,002,693	1,552	—	1,004,245	1,004,546	—	1,653
Total					$746,676,479	($3,260,383)	$11,361,680
7

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2045 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	508,866	53,962	—	562,828	$12,213,360	$—	$97,778
Laudus Mondrian Emerging Markets Fund, Institutional Shares	326,696	40,763	—	367,459	2,634,682	—	65,620
Laudus Mondrian International Government Fixed Income Fund	27,675	23,794	—	51,469	474,033	—	2,544
Laudus Small-Cap MarketMasters Fund, Select Shares	138,358	7,994	—	146,352	2,798,246	—	34,202
Laudus U.S. Large Cap Growth Fund	629,495	18,335	(135,500)	512,330	8,796,703	(221,066)	172,874
Schwab Core Equity Fund	594,275	26,182	—	620,457	12,948,941	—	201,935
Schwab Dividend Equity Fund	363,102	1,642	(178,208)	186,536	2,928,609	(344,298)	25,998
Schwab Global Real Estate Fund	510,061	51,073	—	561,134	4,000,888	—	85,239
Schwab Intermediate-Term Bond Fund	72,332	897	—	73,229	733,023	—	8,875
Schwab International Core Equity Fund	791,812	67,828	—	859,640	8,132,193	—	182,167
Schwab S&P 500 Index Fund	286,728	184,772	—	471,500	16,535,489	—	260,855
Schwab Short-Term Bond Market Fund	19,815	62	—	19,877	183,863	—	555
Schwab Small-Cap Equity Fund	230,129	8,676	(13,712)	225,093	4,855,263	(25,831)	20,833
Schwab Total Bond Market Fund	239,299	35,619	—	274,918	2,581,481	—	13,392
Total					$79,816,774	($591,195)	$1,172,867
Schwab Target 2050 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	437,758	36,220	—	473,978	$10,285,332	$—	$81,487
Laudus Mondrian Emerging Markets Fund, Institutional Shares	291,463	41,942	—	333,405	2,390,511	—	58,901
Laudus Mondrian International Government Fixed Income Fund	10,611	31,363	—	41,974	386,583	—	1,945
Laudus Small-Cap MarketMasters Fund, Select Shares	132,033	1,494	(11,603)	121,924	2,331,186	3,548	28,494
Laudus U.S. Large Cap Growth Fund	533,054	22,659	(113,500)	442,213	7,592,797	(178,437)	148,293
Schwab Core Equity Fund	502,864	28,392	(9,985)	521,271	10,878,927	(46,618)	167,480
Schwab Dividend Equity Fund	307,158	1,354	(140,972)	167,540	2,630,379	(270,741)	21,437
Schwab Global Real Estate Fund	432,848	49,172	—	482,020	3,436,805	—	75,432
Schwab Intermediate-Term Bond Fund	46,123	572	—	46,695	467,417	—	5,659
Schwab International Core Equity Fund	674,116	44,226	—	718,342	6,795,514	—	154,286
Schwab S&P 500 Index Fund	243,202	141,294	—	384,496	13,484,281	—	215,561
Schwab Short-Term Bond Market Fund	7,787	24	—	7,811	72,251	—	218
Schwab Small-Cap Equity Fund	204,300	5,378	(11,371)	198,307	4,277,486	(36,142)	17,306
Schwab Total Bond Market Fund	142,131	3,487	—	145,618	1,367,352	—	7,487
Total					$66,396,821	($528,390)	$983,986
8

Schwab Target Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2055 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	253,229	25,303	—	278,532	$6,044,139	$—	$47,701
Laudus Mondrian Emerging Markets Fund, Institutional Shares	181,271	21,586	—	202,857	1,454,483	—	36,225
Laudus Mondrian International Government Fixed Income Fund	5,883	6,821	—	12,704	117,006	—	801
Laudus Small-Cap MarketMasters Fund, Select Shares	74,976	2,111	(3,400)	73,687	1,408,897	(262)	17,221
Laudus U.S. Large Cap Growth Fund	304,056	14,681	(58,399)	260,338	4,470,009	(94,595)	85,055
Schwab Core Equity Fund	285,238	17,130	(1,419)	300,949	6,280,806	(7,984)	96,442
Schwab Dividend Equity Fund	176,609	780	(75,180)	102,209	1,604,678	(151,617)	12,347
Schwab Global Real Estate Fund	255,184	26,918	—	282,102	2,011,389	—	42,094
Schwab Intermediate-Term Bond Fund	16,060	1,406	—	17,466	174,837	—	1,993
Schwab International Core Equity Fund	389,951	33,670	—	423,621	4,007,457	—	91,113
Schwab S&P 500 Index Fund	139,575	78,649	—	218,224	7,653,113	—	123,989
Schwab Short-Term Bond Market Fund	753	2	—	755	6,987	—	21
Schwab Small-Cap Equity Fund	123,887	3,276	(7,119)	120,044	2,589,349	(23,467)	10,474
Schwab Total Bond Market Fund	46,142	3,467	—	49,609	465,828	—	2,469
Total					$38,288,978	($277,925)	$567,945
Schwab Target 2060 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Distributions Received* 11/01/16 to 01/31/17
Laudus International MarketMasters Fund, Select Shares	4,200	5,832	—	10,032	$217,685	$—	$1,308
Laudus Mondrian Emerging Markets Fund, Institutional Shares	2,913	4,424	—	7,337	52,604	—	1,004
Laudus Mondrian International Government Fixed Income Fund	96	278	—	374	3,447	—	6
Laudus Small-Cap MarketMasters Fund, Select Shares	1,289	1,265	—	2,554	48,832	—	433
Laudus U.S. Large Cap Growth Fund	4,896	4,021	—	8,917	153,101	—	2,191
Schwab Core Equity Fund	4,674	5,577	—	10,251	213,948	—	2,475
Schwab Dividend Equity Fund	2,545	1,445	—	3,990	62,649	—	284
Schwab Global Real Estate Fund	4,006	5,895	—	9,901	70,593	—	1,175
Schwab Intermediate-Term Bond Fund	97	462	—	559	5,595	—	40
Schwab International Core Equity Fund	6,116	9,435	—	15,551	147,117	—	2,373
Schwab S&P 500 Index Fund	2,327	5,227	—	7,554	264,936	—	4,455
Schwab Small-Cap Equity Fund	2,023	2,374	—	4,397	94,833	—	266
Schwab Total Bond Market Fund	1,129	219	—	1,348	12,657	—	64
Total					$1,347,997	$—	$16,074
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG87628JAN17
9

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 13, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: March 13, 2017